As filed with the Securities and Exchange Commission on

April 23, 1997.

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                  ____________

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 33 ( X )

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 ( X )

                             Amendment No. 35 ( X )
                        (Check appropriate box or boxes)
                                   __________

                              GOLDMAN SACHS TRUST
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                          Chicago, Illinois 60606-6303
                    (Address of principal executive offices)

                         Registrant's Telephone Number,
                        including Area Code 312-993-4400
                                  ____________

Michael J. Richman, Esq.            Copies to:
Goldman, Sachs & Co.                Pamela J. Wilson, Esq.
85 Broad Street - 12th Floor        Hale and Dorr LLP
New York, New York 10004            60 State Street
                                    Boston, MA 02109
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

( )  immediately upon filing pursuant to paragraph (b)

(X)  on April 30, 1997 pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On May 1, 1997 pursuant to paragraph (a)(1)
( )  75 days after filing pursuant to paragraph (a)(2)
( )  On (date) pursuant to paragraph (a)(2) of rule 485.


                                  ____________



Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2. On December 20, 1996, Registrant filed a Rule 24f-2 notice for its fiscal year ended October 31, 1996.

                              GOLDMAN SACHS TRUST
                              -------------------

                        GOLDMAN SACHS MONEY MARKET FUNDS
                                   FST SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                  CAPTION
------                                  -------

1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Fund;
                                        Shareholder and Fund Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description             An Introduction to the Fund;
        of Registrant                   Investment Objective and Policies;
                                        Description of Securities and
                                        Investment Techniques; Investment
                                        Limitations; Organization and Shares
                                        of the Trust

5.      Management of the Fund          Management; Organization and
                                        Shares of the Trust

6.      Capital Stock and               Purchase of Shares; Reports to
        Other Securities                Shareholders; Distributions;
                                        Organization and Shares of the Trust

7.      Purchase of Securities          Purchase of Units; Exchanges;
        Being Offered                   Net Asset Value

8.      Redemption or Repurchase        Redemption of Shares

9.      Pending Legal Proceedings       Not Applicable


PART B                                  CAPTION
------                                  -------
10.     Cover Page                      Cover Page

11.     Table of Contents               Table of Contents

12.     General Information             Organization and Capitalization
        and History

13.     Investment Objectives           Investment Policies
        and Policies                    Investment Restrictions

14.     Management of the Fund          Management

15.     Control Persons and             Management; Organization and
        Principal Holders               Capitalization
        of Securities

16.     Investment Advisory             The Adviser, Distributor and other
                                        Services Transfer Agent; Portfolio
                                        Transactions; Custodian and
                                        Subcustodian; Independent Accountants

17.     Brokerage Allocation            Portfolio Transactions

18.     Capital Stock and               Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and        Net Asset Value; Shareholder
        Pricing of Securities           Investment Account; Redemptions
        Being Offered

20.     Tax Status                      Tax Information

21.     Underwriters                    The Adviser, Administrator,
                                        Distributor and Transfer Agent

22.     Calculation of                  Calculation of Yield Quotations
        Performance Data

23.     Financial Statements            Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                           FST ADMINISTRATION SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                  CAPTION
------                                  -------

1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Fund;
                                        Shareholder and Fund Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description             An Introduction to the
        of Registrant                   Fund; Investment Objective
                                        and Policies; Description of
                                        Securities and Investment
                                        Techniques; Investment Limitations;
                                        Organization and  Shares of the Trust

5.      Management of the Fund          Fund Management; Organization and
                                        Shares of the Trust

6.      Capital Stock and               Purchase of Shares; Reports to
        Other Securities                Shareholders; Distributions;
                                        Organization and Shares of the Trust

7.      Purchase of Securities          Purchase of Shares;
                                        Exchanges; Net Asset Value

8.      Redemption or Repurchase        Redemption of Shares

9.      Pending Legal Proceedings       Not Applicable


PART B                                  CAPTION
------                                  -------


10.     Cover Page                      Cover Page

11.     Table of Contents               Table of Contents

12.     General Information             Organization and Capitalization
                                        and History

13.     Investment Objectives           Investment Policies
        and Policies                    Investment Restrictions

14.     Management of the Fund          Management

15.     Control Persons and             Management; Organization and
        Principal Holders               Capitalization of Securities

16.     Investment Advisory             The Adviser, Distributor and
                                        Administrator and Transfer Agent;
                                        Portfolio Transactions; Custodian
                                        and Subcustodian; Independent
                                        Accountants

17.     Brokerage Allocation            Portfolio Transactions

18.     Capital Stock and               Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and        Net Asset Value; Shareholder
        Pricing of Securities           Investment Account; Redemptions
        Being Offered

20.     Tax Status                      Tax Information

21.     Underwriters                    The Adviser, Administrator,
                                        Distributor and Transfer Agent

22.     Calculation of                  Calculation of Yield Quotations
        Performance Data

23.     Financial Statements            Financial Statements

                              GOLDMAN SACHS TRUST
                              -------------------
                        GOLDMAN SACHS MONEY MARKET FUNDS
                               FST SERVICE SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                  CAPTION
------                                  -------

1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Fund;
                                        Shareholder and Fund Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description             An Introduction to the Fund;
        of Registrant                   Investment Policies; Description
                                        of Securities and Investment
                                        Techniques; Investment Limitations;
                                        Organization and Shares of the Trust

5.      Management of the Fund          Fund Management; Organization and
                                        Shares of the Trust

6.      Capital Stock and               Purchase of Shares;
        Other Securities                Reports to Shareholders; Distributions;
                                        Organization and Shares of the Trust

7.      Purchase of Securities          Purchase of Shares;
        Being Offered                   Exchanges; Net Asset Value

8.      Redemption or Repurchase        Redemption of Shares

9.      Pending Legal Proceedings       Not Applicable


PART B                                  CAPTION
------                                  -------

10.     Cover Page                      Cover Page

11.     Table of Contents               Table of Contents

12.     General Information             Organization and Capitalization
                                        and History

13.     Investment Objectives           Investment Policies
        and Policies                    Investment Restrictions

14.     Management of the Fund          Management

15.     Control Persons and             Management; Organization and
        Principal Holders               Capitalization
        of Securities

16.     Investment Advisory and         The Adviser, Distributor and
                                        Administrator and Transfer Agent;
                                        Portfolio Transactions; Custodian
                                        and Subcustodian; Independent
                                        Accountants

17.     Brokerage Allocation            Portfolio Transactions

18.     Capital Stock and               Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and        Net Asset Value; Shareholder
        Pricing of Securities           Investment Account; Redemptions
        Being Offered

20.     Tax Status                      Tax Information

21.     Underwriters                    The Adviser, Administrator,
                                        Distributor and Transfer Agent

22.     Calculation of                  Calculation of Yield Quotations
        Performance Data

23.     Financial Statements            Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                              FST PREFERRED SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                  CAPTION
------                                  -------

1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Fund;
                                        Shareholder and Fund Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description             An Introduction to the Fund;
        of Registrant                   Investment Policies; Description
                                        Securities and Investment Techniques;
                                        Investment Limitations; Organization and
                                        Shares of the Trust

5.      Management of the Fund          Management; Organization and
                                        Shares of the Trust

6.      Capital Stock and
        Other Securities                Purchase of Shares; Reports to
                                        Shareholders; Distributions; Taxes;
                                        Administration; Organization and
                                        Shares of the Trust

7.      Purchase of Securities
        Being Offered                   Purchase of Shares; Exchanges;
                                        Net Asset Value1

8.      Redemption or Repurchase        Redemption of Shares

9.      Pending Legal Proceedings       Not Applicable

PART B                                          CAPTION
------                                          -------
10.     Cover Page                              Cover Page

11.     Table of Contents                       Table of Contents

12.     General Information                     Organization and Capitalization
        and History

13.     Investment Objectives                   Investment Policies and Practices
        and Policies                            of the Fund; Investment Limitations

14.     Management of the Fund                  Trustees and Officers; the Adviser,
                                                Administrator, Distributor and Transfer Agent

15.     Control Persons and                     Trustees and Officers; the Adviser,
        Principal Holders of                    Administrator, Distributor and
        Securities                              Transfer Agent Organization
                                                and  Capitalization

16.     Investment Advisory                     The Adviser, Administrator, Distributor
        Other Services                          and Transfer Agent; Portfolio Transactions;
                                                Custodian and Subcustodian; Independent
                                                Accountants

17.     Brokerage Allocation                    Portfolio Transactions

18.     Capital Stock and                       Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and                Net Asset Value; Redemptions
        Pricing of Securities
        Being Offered

20.     Tax Status                              Tax Information

21.     Underwriters                            The Adviser, Administrator,
                                                Distributor and Transfer Agent

22.     Calculation of                          Calculation of Yield Quotations
        Performance Data

23.     Financial Statements                    Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                                   ILA UNITS
            OF GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                  CAPTION
-------                                 -------

1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Portfolio;
                                        Unitholder and Portfolio Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description             An Introduction to the Portfolio;
        of Registrant                   Investment Policies; Description
                                        of Securities and Investment
                                        Techniques; Investment Limitations;
                                        Organization and Units of the Portfolio

5.      Management of the Fund          Fund Management; Organization
                                        and Units of the Portfolio

6.      Capital Stock and               Purchase of Units; Reports to
        Other Securities                Unitholders; Distributions;
                                        Taxes; Organization and Units
                                        of the Portfolio

7.      Purchase of Securities          Purchase of Units; Exchanges;
        Being Offered                   Net Asset Value

8.      Redemption or Repurchase        Redemption of Units

9.      Pending Legal Proceedings       Not Applicable


PART B                                  CAPTION
------                                  -------

10.     Cover Page                      Cover Page

11.     Table of Contents               Table of Contents

12.     General Information             Organization and Capitalization
        and History

13.     Investment Objectives           Investment Policies and Practices
        and Policies                    of the Funds; Investment Restrictions

14.     Management of the               Management
        Fund

15.     Control Persons and             Management; Organization and
        Principal Holders               Capitalization of Securities

16.     Investment Advisory             The Adviser, Distributor and
        and Other Services              Transfer Agent; Portfolio
                                        Transactions; Custodian and
                                        Subcustodian; Independent
                                        Accountants

17.     Brokerage Allocation            Portfolio Transactions

18.     Capital Stock and               Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and        Net Asset Value; Shareholder
        Pricing of Securities           Investment Account; Redemptions
        Being Offered

20.     Tax Status                      Tax Information

21.     Underwriters                    The Adviser, Administrator,
                                        Distributor and Transfer Agent

22.     Calculation of                  Calculation of Yield Quotations
        Performance Data

23.     Financial Statements            Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                            ILA ADMINISTRATION UNITS
            OF GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                  CAPTION
------                                  -------

1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Portfolio;
                                        Unitholder and Portfolio Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description             An Introduction to the Portfolio;
        of Registrant                   Investment Policies; Description
                                        of Securities and Investment
                                        Techniques; Investment Limitations;
                                        Organization and Units of the Portfolio

5.      Management of the Fund          Management; Organization and
                                        Units of the Portfolio

6.      Capital Stock and               Purchase of Units; Reports to
        Other Securities                Unitholders; Distributions; Taxes;
                                        Organization and Units of the Portfolios

7.      Purchase of Securities          Purchase of Units; Exchanges;
                                        Net Asset Value

8.      Redemption or Repurchase        Redemption of Units

9.      Pending Legal Proceedings       Not Applicable


PART B                                  CAPTION
------                                  -------

10.     Cover Page                      Cover Page

11.     Table of Contents               Table of Contents


12.     General Information             Organization and Capitalization
        and History

13.     Investment Objectives           Investment Policies and Practices
        and Policies                    of the Funds; Investment Restrictions

14.     Management of the Fund          Management

15.     Control Persons and             Management; Organization and
        Principal Holders               Capitalization
        of Securities

16.     Investment Advisory             The Adviser, Distributor and
        Other Services                  Administrator and Transfer Agent;
                                        Portfolio Transactions; Custodian and
                                        Subcustodian;

17.     Brokerage Allocation            Portfolio Transactions

18.     Capital Stock and               Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and        Net Asset Value; Shareholder
        Pricing of Securities           Investment Account; Redemptions
        Being Offered

20.     Tax Status                      Tax Information

21.     Underwriters                    The Adviser, Administrator,
                                        Distributor and Transfer Agent

22.     Calculation of                  Calculation of Yield Quotations
        Performance Data

23.     Financial Statements            Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                               ILA SERVICE UNITS
            OF GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                  CAPTION
------                                  -------

1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Portfolio;
                                        Unitholder and Portfolio Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description             An Introduction to the Portfolio;
        of Registrant                   Investment Policies; Description
        of Securities and
        Investment Techniques;
        Investment Restrictions;
        Organization and Units of
        the Portfolio

5.      Management of the Fund          Management; Organization and
                                        Units of the Portfolio

6.      Capital Stock and               Purchase of Units; Reports to
        Other Securities                Unitholders; Distributions;
                                        Taxes; Organization and Units
                                        of the Portfolio

7.      Purchase of Securities          Purchase of Units; Exchanges;
        Being Offered                   Net Asset Value

8.      Redemption or Repurchase        Redemption of Units

9.      Pending Legal Proceedings       Not Applicable

PART B                                  CAPTION
------                                  -------
10.                                     Cover Page


11.     Table of Contents               Table of Contents

12.     General Information             Organization and Capitalization
        and History

13.     Investment Objectives           Investment Policies and
                                        Practices of the Funds;
                                        and Policies Investment
                                        Restrictions

14.     Management of the Fund          Management

15.     Control Persons and             Management; Organization and
        Principal Holders               Capitalization
        of Securities

16.     Investment Advisory and         The Adviser, Distributor and
        Other Services                  Administrator and Transfer Agent;
                                        Portfolio Transactions; Custodian and
                                        Subcustodian; Independent Accountants

17.     Brokerage Allocation            Portfolio Transactions

18.     Capital Stock and               Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and        Net Asset Value; Shareholder
        Pricing of Securities           Investment Account; Redemptions
        Being Offered

20.     Tax Status                      Tax Information

21.     Underwriters                    The Adviser, Administrator,
                                        Distributor and Transfer Agent

22.     Calculation of                  Calculation of Yield Quotations
        Performance Data

23.     Financial Statements            Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
                   OF INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                          CAPTION
------                          -------

Institutional Liquid Assets Prime Obligations Portfolio and
Institutional Liquid Assets Tax-Exempt Diversified Portfolio
1.      Cover Page                      Cover Page

2.      Synopsis                        An Introduction to the Portfolios;
                                        Unitholder and Portfolio Expenses

3.      Condensed Financial             Financial Highlights
        Information

4.      General Description
        of Registrant                   An Introduction to the Portfolios;
                                        Investment Policies; Description of
                                        Securities and Investment Techniques;
                                        Investment Limitations; Distribution and
                                        Authorized Dealer Service Plans;
                                        Organization and Units of the Portfolios

5.      Management of the Fund          Management; Organization and
                                        Units of the Portfolios

6.      Capital Stock and
        Other Securities                Purchase of Units; Reports to
                                        Unitholders; Distributions; Taxes;
                                        Organization and Units of the Portfolios

7.      Purchase of Securities          Purchase of Units; Exchanges;
                                        Net Asset Value

8.      Redemption or Repurchase        Redemption of Units

9.      Pending Legal Proceedings       Not Applicable


PART A                                  CAPTION
------                                  -------

10.     Cover Page                      Cover Page

11.     Table of Contents               Table of Contents

12.     General Information             Organization and Capitalization
        and History

13.     Investment Objectives           Investment Policies and Practices
        and Policies                    of the Fund; Investment Limitations

14.     Management of the Fund          Trustees and Officers; The Adviser,
                                        Distributor and Transfer Agent

15.     Control Persons and             Trustees and Officers; The Distributor
        Principal Holders               and Transfer Agent; of Securities
                                        Organization and Capitalization

16.     Investment Advisory             The Adviser, Distributor and
        and Other Services              Transfer Agent; Portfolio Transactions;
                                        Custodian and Subcustodian; Independent
                                        Accountants

17.     Brokerage Allocation            Portfolio Transactions

18.     Capital Stock and               Organization and Capitalization;
        Other Securities                Service Plan

19.     Purchase, Redemption and        Net Asset Value; Redemptions
        Pricing of Securities
        Being Offered

20.     Tax Status                      Tax Information

21.     Underwriters                    The Adviser, Distributor and
                                        Transfer Agent

22.     Calculation of                  Calculation of Yield Quotations
        Performance Data

23.     Financial Statements            Financial Statements

Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                     GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                   ILA UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-- Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA shares of beneficial interest ("ILA Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U. S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and therefore investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:

  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION....... Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------
ILA UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1997.

                    UNITHOLDER AND PORTFOLIO EXPENSES

                                ILA UNITS

                                      PRIME      MONEY    TREASURY    TREASURY                        TAX-EXEMPT  TAX-EXEMPT
                                   OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA
                                    PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                                   ----------- --------- ----------- ----------- ---------- --------- ----------- ----------
UNITHOLDER TRANSAC-
TION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases..........                  None       None       None        None        None      None       None        None
 Sales Charge
 Imposed on
 Reinvested
 Distributions......                  None       None       None        None        None      None       None        None
 Deferred Sales Load
 Imposed on
 Redemptions........                  None       None       None        None        None      None       None        None
 Exchange Fee.......                  None       None       None        None        None      None       None        None
ANNUAL OPERATING EX-
PENSES(1)
 (as a percentage of average daily
 net assets)
 Management Fees
 (after
 limitations)(2)....                  0.35%      0.31%      0.35%       0.16%       0.35%     0.21%      0.26%       0.35%
 Other Expenses
 (after expense
 limitation)(3).....                  0.07%      0.06%      0.07%       0.06%       0.07%     0.06%      0.06%       0.07%
                                      ----       ----       ----        ----        ----      ----       ----        ----
TOTAL OPERATING EX-
PENSES (4)..........                  0.42%      0.37%      0.42%       0.22%       0.42%     0.27%      0.32%       0.42%
                                      ====       ====       ====        ====        ====      ====       ====        ====
                                     TAX-
                                    EXEMPT
                                   NEW YORK
                                   PORTFOLIO
                                   ---------
UNITHOLDER TRANSAC-
TION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases..........                 None
 Sales Charge
 Imposed on
 Reinvested
 Distributions......                 None
 Deferred Sales Load
 Imposed on
 Redemptions........                 None
 Exchange Fee.......                 None
ANNUAL OPERATING EX-
PENSES(1)
 (as a percentage of average daily
 net assets)
 Management Fees
 (after
 limitations)(2)....                 0.27%
 Other Expenses
 (after expense
 limitation)(3).....                 0.06%
                                   ---------
TOTAL OPERATING EX-
PENSES (4)..........                 0.33%
                                   =========

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $4     $13     $24     $53
     Money Market Portfolio.....................   $4     $12     $21     $47
     Treasury Obligations Portfolio.............   $4     $13     $24     $53
     Treasury Instruments Portfolio.............   $2     $ 7     $12     $28
     Government Portfolio.......................   $4     $13     $24     $53
     Federal Portfolio..........................   $3     $ 9     $15     $34
     Tax-Exempt Diversified Portfolio...........   $3     $10     $18     $41
     Tax-Exempt California Portfolio............   $4     $13     $24     $53
     Tax-Exempt New York Portfolio..............   $3     $11     $19     $42

--------

(1) Based upon estimated amounts for the current fiscal year.

(2) The Investment Adviser has voluntarily agreed that a portion of the man-agement fee would not be imposed on the Money Market, Treasury Instru-ments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios equal to .04%, .19%, .14%, .09% and .08%, respectively. Without such limi-tation, management fees for each Portfolio would be 0.35%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.07% of the Prime Obligations, Treasury Obli-gations, Government and Tax-Exempt California Portfolio's average daily net assets and 0.06% of each other Portfolio's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Portfolios for the current fiscal year would be:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
   Prime Obligations Portfolio.........................   .08%        0.43%
   Money Market Portfolio..............................   .08%        0.43%
   Treasury Obligations Portfolio......................   .08%        0.43%
   Treasury Instruments Portfolio......................   .08%        0.43%
   Government Portfolio................................   .09%        0.44%
   Federal Portfolio...................................   .08%        0.43%
   Tax-Exempt Diversified Portfolio....................   .06%        0.41%
   Tax-Exempt California Portfolio.....................   .07%        0.42%
   Tax-Exempt New York Portfolio.......................   .08%        0.43%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Units of the Portfolios. The Portfolios also offer ILA Ad-ministration Units, ILA Service Units and ILA Class B Units (Prime Obligations only). The other classes of the Portfolios are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfo-lio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Ex-empt New York Portfolios outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Data for a Unit Outstanding Throughout Each Period Prime Obligations Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
----------------
1996-ILA units..    $1.00    $0.0511         --       $0.0511      $(0.0511)     $1.00      5.22%       0.41%        5.11%
1996-ILA Admin-
istration units.     1.00     0.0497         --        0.0497       (0.0497)      1.00      5.06        0.56         4.97
1996-ILA Service
units...........     1.00     0.0474         --        0.0474       (0.0474)      1.00      4.80        0.81         4.74
1996-ILA B
units (b).......     1.00     0.0262         --        0.0262       (0.0262)      1.00      3.97(d)     1.41(d)      4.09(d)
1995-ILA units..     1.00     0.0566         --        0.0566       (0.0566)      1.00      5.79        0.41         5.66
1995-ILA Admin-
istration units.     1.00     0.0551         --        0.0551       (0.0551)      1.00      5.63        0.56         5.51
1995-ILA Service
units...........     1.00     0.0522         --        0.0522       (0.0522)      1.00      5.37        0.81         5.22
1994-ILA units..     1.00     0.0394         --        0.0394       (0.0394)      1.00      4.07        0.40         3.94
1994-ILA Admin-
istration units.     1.00     0.0379         --        0.0379       (0.0379)      1.00      3.91        0.55         3.79
1994-ILA Service
units...........     1.00     0.0365         --        0.0365       (0.0365)      1.00      3.66        0.80         3.65
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00      2.97        0.40         2.91
1993-ILA Admin-
istration units.     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00      2.82        0.55         2.75
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00      2.56        0.80         2.50
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00      3.75        0.40         3.64
1992-ILA Admin-
istration units.     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00      3.60        0.55         3.39
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00      3.34        0.80         3.11
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00      6.10        0.40         5.91
1991-ILA Admin-
istration units.     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00      5.94        0.55         5.68
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00      5.68        0.80         5.58
1990-ILA units..     1.00     0.0793         --        0.0793       (0.0793)      1.00      8.21        0.38         7.93
1990-ILA Admin-
istration
units (c).......     1.00     0.0438         --        0.0438       (0.0438)      1.00      7.81(d)     0.55(d)      7.62(d)
1990-ILA Service
units (c).......     1.00     0.0425         --        0.0425       (0.0425)      1.00      7.56(d)     0.80(d)      7.25(d)
1989-ILA units..     1.00     0.0890         --        0.0890       (0.0890)      1.00      9.27        0.40         8.90
1988-ILA units..     1.00     0.0714         --        0.0714       (0.0714)      1.00      7.48        0.40         7.14
1987-ILA units..     1.00     0.0634         --        0.0634       (0.0634)      1.00      6.50        0.40         6.34
                                 RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF    EXPENSES     INCOME TO
                    PERIOD    TO AVERAGE  AVERAGE NET
                  (IN 000'S)  NET ASSETS     ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
-----------------
1996-ILA units..  $1,154,787     0.43%        5.09%
1996-ILA Admin-
istration units.      23,738     0.58         4.95
1996-ILA Service
units...........      84,707     0.83         4.72
1996-ILA B
units (b).......         346     1.43(d)      4.07(d)
1995-ILA units..   1,261,251     0.43         5.64
1995-ILA Admin-
istration units.      63,018     0.58         5.49
1995-ILA Service
units...........     227,233     0.83         5.20
1994-ILA units..   1,963,846     0.42         3.92
1994-ILA Admin-
istration units.     149,234     0.57         3.77
1994-ILA Service
units...........     170,453     0.82         3.63
1993-ILA units..   2,332,771     0.42         2.89
1993-ILA Admin-
istration units.     189,431     0.57         2.73
1993-ILA Service
units...........     137,804     0.82         2.48
1992-ILA units..   3,444,591     0.42         3.62
1992-ILA Admin-
istration units.     257,321     0.57         3.37
1992-ILA Service
units...........      22,044     0.82         3.09
1991-ILA units..   3,531,736     0.42         5.89
1991-ILA Admin-
istration units.     198,417     0.57         5.66
1991-ILA Service
units...........      18,789     0.82         5.56
1990-ILA units..   2,833,541     0.38         7.93
1990-ILA Admin-
istration
units (c).......     209,272     0.55(d)      7.62(d)
1990-ILA Service
units (c).......      19,039     0.80(d)      7.25(d)
1989-ILA units..   3,761,964     0.40         8.90
1988-ILA units..   3,799,628     0.40         7.14
1987-ILA units..   5,814,280     0.40         6.34

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b)ILA Class B unit activity commenced during May of 1996.

(c)ILA Administration and Service unit activity commenced during June of 1990.

(d)Annualized.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
                --------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0515     $0.0001      $0.0516      $(0.0516)     $1.00      5.27%       0.36%        5.15%
1996-ILA Admin-
istration units.     1.00     0.0500      0.0001       0.0501       (0.0501)      1.00      5.12        0.51         5.00
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476       (0.0476)      1.00      4.86        0.76         4.75
1995-ILA units..     1.00     0.0571         --        0.0571       (0.0571)      1.00      5.85        0.36         5.71
1995-ILA Admin-
istration units.     1.00     0.0555         --        0.0555       (0.0555)      1.00      5.69        0.51         5.55
1995-ILA Service
units...........     1.00     0.0529         --        0.0529       (0.0529)      1.00      5.43        0.76         5.29
1994-ILA units..     1.00     0.0401         --        0.0401       (0.0401)      1.00      4.13        0.35         4.01
1994-ILA Admin-
istration units.     1.00     0.0388         --        0.0388       (0.0388)      1.00      3.98        0.50         3.88
1994-ILA Service
units...........     1.00     0.0364         --        0.0364       (0.0364)      1.00      3.72        0.75         3.61
1993-ILA units..     1.00     0.0296      0.0003       0.0299       (0.0299)      1.00      3.03        0.35         2.96
1993-ILA Admin-
istration units.     1.00     0.0281      0.0003       0.0284       (0.0284)      1.00      2.88        0.50         2.81
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259       (0.0259)      1.00      2.62        0.75         2.57
1992-ILA units..     1.00     0.0368      0.0004       0.0372       (0.0372)      1.00      3.76        0.35         3.68
1992-ILA Admin-
istration units.     1.00     0.0356      0.0004       0.0360       (0.0360)      1.00      3.61        0.50         3.56
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364       (0.0364)      1.00      3.35        0.75         3.58
1991-ILA units..     1.00     0.0591      0.0004       0.0595       (0.0595)      1.00      6.12        0.35         5.91
1991-ILA Admin-
istration units.     1.00     0.0574      0.0004       0.0578       (0.0578)      1.00      5.96        0.50         5.74
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551       (0.0551)      1.00      5.70        0.75         5.47
1990-ILA units..     1.00     0.0793      0.0001       0.0794       (0.0794)      1.00      8.24        0.35         7.93
1990-ILA Admin-
istration
units (c).......     1.00     0.0424      0.0001       0.0425       (0.0425)      1.00      7.86(b)     0.50(b)      7.63(b)
1990-ILA Service
units (c).......     1.00     0.0438         --        0.0438       (0.0438)      1.00      7.61(b)     0.75(b)      7.46(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886       (0.0886)      1.00      9.31        0.35         8.85
1988-ILA units..     1.00     0.0751         --        0.0751       (0.0751)      1.00      7.66        0.27         7.51
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
------------------------------------------------------------
1987-ILA units..     1.00     0.0063         --        0.0063       (0.0063)      1.00      7.38(b)     0.15(b)      7.62(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
                --------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..  $ 703,097      0.43%        5.08%
1996-ILA Admin-
istration units.    257,258      0.58         4.93
1996-ILA Service
units...........     28,845      0.83         4.68
1995-ILA units..    574,155      0.42         5.65
1995-ILA Admin-
istration units.    164,422      0.57         5.49
1995-ILA Service
units...........     23,080      0.82         5.23
1994-ILA units..    559,470      0.43         3.93
1994-ILA Admin-
istration units.    145,867      0.58         3.80
1994-ILA Service
units...........     21,862      0.83         3.53
1993-ILA units..    699,604      0.43         2.88
1993-ILA Admin-
istration units.    150,452      0.58         2.73
1993-ILA Service
units...........     11,166      0.83         2.49
1992-ILA units..    884,571      0.43         3.60
1992-ILA Admin-
istration units.    187,445      0.58         3.48
1992-ILA Service
units...........     15,114      0.83         3.50
1991-ILA units..  1,153,191      0.42         5.84
1991-ILA Admin-
istration units.    210,330      0.57         5.67
1991-ILA Service
units...........     56,586      0.82         5.40
1990-ILA units..    924,141      0.40         7.88
1990-ILA Admin-
istration
units (c).......    204,477      0.55(b)      7.58(b)
1990-ILA Service
units (c).......     38,128      0.80(b)      7.41(b)
1989-ILA units..  1,295,389      0.40         8.80
1988-ILA units..    701,105      0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
------------------------------------------------------------
1987-ILA units..    183,633      0.40(b)      7.37(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.

(c)ILA Administration and Service unit activity commenced during June of 1990.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Government Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0504     $0.0001      $0.0505      $(0.0504)     $1.00     5.15%        0.41%        5.04%
1996-ILA Admin-
istration units.     1.00     0.0489      0.0001       0.0490       (0.0489)      1.00     4.99         0.56         4.89
1996-ILA Service
units...........     1.00     0.0463      0.0001       0.0464       (0.0463)      1.00     4.73         0.81         4.63
1995-ILA units..     1.00     0.0562      0.0002       0.0564       (0.0564)      1.00     5.77         0.41         5.62
1995-ILA Admin-
istration units.     1.00     0.0549      0.0002       0.0551       (0.0551)      1.00     5.62         0.56         5.49
1995-ILA Service
units...........     1.00     0.0519      0.0002       0.0521       (0.0521)      1.00     5.35         0.81         5.19
1994-ILA units..     1.00     0.0378      0.0002       0.0380       (0.0380)      1.00     3.94         0.40         3.78
1994-ILA Admin-
istration units.     1.00     0.0362      0.0002       0.0364       (0.0364)      1.00     3.79         0.55         3.62
1994-ILA Service
units...........     1.00     0.0350      0.0002       0.0352       (0.0352)      1.00     3.53         0.80         3.50
1993-ILA units..     1.00     0.0282      0.0008       0.0290       (0.0291)      1.00     2.94         0.40         2.82
1993-ILA Admin-
istration units.     1.00     0.0267      0.0008       0.0275       (0.0276)      1.00     2.79         0.55         2.67
1993-ILA Service
units...........     1.00     0.0242      0.0006       0.0248       (0.0250)      1.00     2.53         0.80         2.42
1992-ILA units..     1.00     0.0338      0.0027       0.0365       (0.0364)      1.00     3.70         0.40         3.38
1992-ILA Admin-
istration units.     1.00     0.0325      0.0027       0.0352       (0.0351)      1.00     3.55         0.55         3.25
1992-ILA Service
units...........     1.00     0.0309      0.0030       0.0339       (0.0336)      1.00     3.29         0.80         3.09
1991-ILA units..     1.00     0.0567      0.0011       0.0578       (0.0578)      1.00     5.91         0.40         5.67
1991-ILA Admin-
istration units.     1.00     0.0545      0.0011       0.0556       (0.0556)      1.00     5.75         0.55         5.45
1991-ILA Service
units...........     1.00     0.0522      0.0011       0.0533       (0.0533)      1.00     5.49         0.80         5.22
1990-ILA units..     1.00     0.0779      0.0003       0.0782       (0.0782)      1.00     8.11         0.39         7.79
1990-ILA Admin-
istration units
(c).............     1.00     0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)      0.55(b)      7.49(b)
1990-ILA Service
units (c).......     1.00     0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)      0.80(b)      7.15(b)
1989-ILA units..     1.00     0.0877      0.0001       0.0878       (0.0878)      1.00     9.15         0.40         8.77
1988-ILA units..     1.00     0.0716      0.0002       0.0718       (0.0718)      1.00     7.42         0.40         7.16
1987-ILA units..     1.00     0.0622      0.0001       0.0623       (0.0624)      1.00     6.43         0.40         6.22
                                 RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..  $  694,651     0.44%        5.01%
1996-ILA Admin-
istration units.      36,055     0.59         4.86
1996-ILA Service
units...........      94,228     0.84         4.60
1995-ILA units..     570,469     0.43         5.60
1995-ILA Admin-
istration units.      47,558     0.58         5.47
1995-ILA Service
units...........      85,401     0.83         5.17
1994-ILA units..     881,520     0.44         3.74
1994-ILA Admin-
istration units.      95,483     0.59         3.58
1994-ILA Service
units...........     156,930     0.84         3.46
1993-ILA units..   1,315,378     0.43         2.79
1993-ILA Admin-
istration units.     161,845     0.58         2.64
1993-ILA Service
units...........     101,272     0.83         2.39
1992-ILA units..   1,785,472     0.42         3.36
1992-ILA Admin-
istration units.     461,542     0.57         3.23
1992-ILA Service
units...........      56,389     0.82         3.07
1991-ILA units..   2,103,627     0.43         5.64
1991-ILA Admin-
istration units.     464,060     0.58         5.42
1991-ILA Service
units...........     200,176     0.83         5.19
1990-ILA units..   2,203,756     0.39         7.79
1990-ILA Admin-
istration units
(c).............     296,313     0.55(b)      7.49(b)
1990-ILA Service
units (c).......     132,888     0.80(b)      7.15(b)
1989-ILA units..   2,268,330     0.40         8.77
1988-ILA units..   2,197,796     0.40         7.16
1987-ILA units..   2,243,870     0.40         6.22

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Treasury Obligations Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL
                  VALUE AT     NET       GAIN ON    INCOME FROM
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0498     $0.0002      $0.0500
1996-ILA Admin-
istration units.     1.00     0.0483      0.0003       0.0486
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460
1995-ILA units..     1.00     0.0551      0.0007       0.0558
1995-ILA Admin-
istration units.     1.00     0.0537      0.0007       0.0544
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518
1994-ILA units..     1.00     0.0377         --        0.0377
1994-ILA Admin-
istration units.     1.00     0.0368         --        0.0368
1994-ILA Service
units...........     1.00     0.0340         --        0.0340
1993-ILA units..     1.00     0.0279      0.0006       0.0285
1993-ILA Admin-
istration units.     1.00     0.0264      0.0006       0.0270
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245
1992-ILA units..     1.00     0.0339      0.0025       0.0364
1992-ILA Admin-
istration units.     1.00     0.0320      0.0023       0.0343
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318
1991-ILA units..     1.00     0.0557      0.0018       0.0575
1991-ILA Admin-
istration units.     1.00     0.0540      0.0018       0.0558
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533
1990-ILA units..     1.00     0.0772      0.0002       0.0774
1990-ILA Admin-
istration
units (c).......     1.00     0.0413      0.0002       0.0415
1990-ILA Service
units (c).......     1.00     0.0417      0.0003       0.0420
1989-ILA units..     1.00     0.0864      0.0005       0.0869
1988-ILA units..     1.00     0.0704      0.0004       0.0708
1987-ILA units..     1.00     0.0617      0.0002       0.0619
                                                                                               RATIOS ASSUMING NO
                                                                                             WAIVER OF FEES AND NO
                                                                                              EXPENSE LIMITATIONS
                                                                                           -------------------------
                                                                   RATIO OF NET    NET                  RATIO OF NET
                                 NET ASSET            RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                                 VALUE AT             EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..     $(0.0500)     $1.00      5.11%       0.41%        4.98%    $ 574,734      0.43%        4.96%
1996-ILA Admin-
istration units.      (0.0486)      1.00      4.95        0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      (0.0460)      1.00      4.69        0.81         4.59       123,483      0.83         4.57
1995-ILA units..      (0.0558)      1.00      5.73        0.41         5.51       711,209      0.43         5.49
1995-ILA Admin-
istration units.      (0.0544)      1.00      5.57        0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      (0.0518)      1.00      5.31        0.81         5.11       119,692      0.83         5.09
1994-ILA units..      (0.0377)      1.00      3.91        0.40         3.77       713,816      0.44         3.73
1994-ILA Admin-
istration units.      (0.0368)      1.00      3.75        0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      (0.0340)      1.00      3.49        0.80         3.40       108,972      0.84         3.35
1993-ILA units..      (0.0286)      1.00      2.89        0.40         2.79       969,565      0.43         2.76
1993-ILA Admin-
istration units.      (0.0270)      1.00      2.74        0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      (0.0246)      1.00      2.48        0.80         2.39       185,506      0.83         2.36
1992-ILA units..      (0.0362)      1.00      3.65        0.40         3.39     1,328,036      0.43         3.36
1992-ILA Admin-
istration units.      (0.0343)      1.00      3.49        0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      (0.0318)      1.00      3.23        0.80         2.94       183,208      0.83         2.91
1991-ILA units..      (0.0575)      1.00      5.90        0.40         5.57     1,709,321      0.43         5.54
1991-ILA Admin-
istration units.      (0.0558)      1.00      5.74        0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      (0.0533)      1.00      5.48        0.80         5.15       154,419      0.83         5.12
1990-ILA units..      (0.0774)      1.00      8.05        0.39         7.72     1,816,991      0.39         7.72
1990-ILA Admin-
istration
units (c).......      (0.0415)      1.00      7.67(b)     0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units (c).......      (0.0421)      1.00      7.42(b)     0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      (0.0869)      1.00      9.06        0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      (0.0708)      1.00      7.30        0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      (0.0619)      1.00      6.32        0.40         6.17     1,693,767      0.40         6.17

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Treasury Instruments Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0496     $0.0004      $0.0500      $(0.0500)     $1.00      5.10%       0.21%        4.96%
1996-ILA Admin-
istration units.     1.00     0.0482      0.0004       0.0486       (0.0486)      1.00      4.95        0.36         4.82
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460       (0.0460)      1.00      4.68        0.61         4.56
1995-ILA units..     1.00     0.0550      0.0006       0.0556       (0.0556)      1.00      5.70        0.21         5.50
1995-ILA Admin-
istration units.     1.00     0.0534      0.0007       0.0541       (0.0540)      1.00      5.54        0.36         5.34
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505       (0.0505)      1.00      5.28        0.61         5.00
1994-ILA units..     1.00     0.0397      0.0001       0.0398       (0.0398)      1.00      4.01        0.20         3.96
1994-ILA Admin-
istration units.     1.00     0.0397      0.0001       0.0398       (0.0398)      1.00      3.85        0.35         3.97
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372       (0.0372)      1.00      3.59        0.60         3.72
1993-ILA units..     1.00     0.0288      0.0006       0.0294       (0.0294)      1.00      2.98        0.20         2.88
1993-ILA Admin-
istration units.     1.00     0.0273      0.0006       0.0279       (0.0279)      1.00      2.83        0.35         2.73
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254       (0.0254)      1.00      2.57        0.60         2.48
1992-ILA units..     1.00     0.0338      0.0012       0.0350       (0.0350)      1.00      3.54        0.18         3.38
1992-ILA Admin-
istration units.     1.00     0.0326      0.0012       0.0338       (0.0338)      1.00      3.38        0.33         3.26
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286       (0.0286)      1.00      3.13        0.58         2.75
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..     1.00     0.0486      0.0013       0.0499       (0.0499)      1.00      5.75(b)     0.10(b)      5.28(b)
1991-ILA Admin-
istration
units (c).......     1.00     0.0210      0.0010       0.0220       (0.0220)      1.00      5.21(b)     0.25(b)      4.77(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482       (0.0482)      1.00      5.33(b)     0.50(b)      5.13(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..   $708,999      0.43%        4.74%
1996-ILA Admin-
istration units.    137,706      0.58         4.60
1996-ILA Service
units...........    383,901      0.83         4.34
1995-ILA units..    586,294      0.44         5.27
1995-ILA Admin-
istration units.     68,713      0.59         5.11
1995-ILA Service
units...........    123,254      0.84         4.77
1994-ILA units..    547,351      0.43         3.73
1994-ILA Admin-
istration units.     64,388      0.58         3.74
1994-ILA Service
units...........     74,451      0.83         3.49
1993-ILA units..    456,411      0.44         2.64
1993-ILA Admin-
istration units.     26,553      0.59         2.49
1993-ILA Service
units...........     34,014      0.84         2.24
1992-ILA units..    422,506      0.45         3.11
1992-ILA Admin-
istration units.      6,915      0.60         2.99
1992-ILA Service
units...........     29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..    424,436      0.45(b)      4.93(b)
1991-ILA Admin-
istration
units (c).......     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      9,430      0.85(b)      4.78(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during July and Jan-uary of 1991, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0513       --         $0.0513      $(0.0513)     $1.00      5.24%       0.26%        5.13%
1996-ILA Admin-
istration units.     1.00     0.0498       --          0.0498       (0.0498)      1.00      5.09        0.41         4.98
1996-ILA Service
units...........     1.00     0.0473       --          0.0473       (0.0473)      1.00      4.83        0.66         4.73
1995-ILA units..     1.00     0.0569       --          0.0569       (0.0569)      1.00      5.83        0.26         5.69
1995-ILA Admin-
istration units.     1.00     0.0550       --          0.0550       (0.0550)      1.00      5.67        0.41         5.50
1995-ILA Service
units...........     1.00     0.0522       --          0.0522       (0.0522)      1.00      5.41        0.66         5.22
1994-ILA units..     1.00     0.0407       --          0.0407       (0.0407)      1.00      4.11        0.25         4.07
1994-ILA Admin-
istration units.     1.00     0.0388       --          0.0388       (0.0388)      1.00      3.95        0.40         3.88
1994-ILA Service
units...........     1.00     0.0392       --          0.0392       (0.0392)      1.00      3.69        0.65         3.92
1993-ILA units..     1.00     0.0296       --          0.0296       (0.0296)      1.00      3.00        0.25         2.96
1993-ILA Admin-
istration units.     1.00     0.0281       --          0.0281       (0.0281)      1.00      2.84        0.40         2.81
1993-ILA Service
units (c).......     1.00     0.0157       --          0.0157       (0.0157)      1.00      2.56(b)     0.65(b)      2.54(b)
1992-ILA units..     1.00     0.0358       --          0.0358       (0.0358)      1.00      3.61        0.25         3.58
1992-ILA Admin-
istration units.     1.00     0.0340       --          0.0340       (0.0340)      1.00      3.46        0.40         3.40
1991-ILA units..     1.00     0.0576       --          0.0576       (0.0576)      1.00      5.94        0.25         5.76
1991-ILA Admin-
istration units.     1.00     0.0542       --          0.0542       (0.0542)      1.00      5.78        0.40         5.42
1991-ILA Service
units (c).......     1.00     0.0196       --          0.0196       (0.0196)      1.00      5.55b)      0.65(b)      5.56(b)
1990-ILA units..     1.00     0.0772       --          0.0772       (0.0772)      1.00      8.06        0.25         7.72
1990-ILA Admin-
istration
units (d).......     1.00     0.0205       --          0.0205       (0.0205)      1.00      7.39(b)     0.40(b)      7.25(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1989-ILA units..     1.00     0.0516       --          0.0516       (0.0516)      1.00      7.62(b)     0.19(b)      8.41(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $2,303,677     0.43%        4.96%
1996-ILA Admin-
istration units.     794,537     0.58         4.81
1996-ILA Service
units...........     192,416     0.83         4.56
1995-ILA units..   1,731,935     0.42         5.53
1995-ILA Admin-
istration units.     516,917     0.57         5.34
1995-ILA Service
units...........     102,576     0.82         5.06
1994-ILA units..   1,625,567     0.42         3.90
1994-ILA Admin-
istration units.     329,896     0.57         3.71
1994-ILA Service
units...........      15,539     0.82         3.75
1993-ILA units..   1,430,292     0.42         2.79
1993-ILA Admin-
istration units.     362,401     0.57         2.64
1993-ILA Service
units (c).......       1,425     0.82(b)      2.37(b)
1992-ILA units..   1,600,989     0.42         3.41
1992-ILA Admin-
istration units.     312,792     0.57         3.23
1991-ILA units..   1,656,232     0.42         5.59
1991-ILA Admin-
istration units.     291,810     0.57         5.25
1991-ILA Service
units (c).......         --      0.82(b)      5.39(b)
1990-ILA units..   1,368,765     0.40         7.57
1990-ILA Admin-
istration
units (d).......      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1989-ILA units..     455,230     0.40(b)      8.20(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.

(d)ILA Administration unit activity commenced during September of 1990.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

-------------------------------------------------------------------------------

                              INCOME FROM INVESTMENT OPERATIONS
                            -------------------------------------
                                            NET                                                                    RATIO OF NET
                  NET ASSET               REALIZED       TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET     GAIN (LOSS) ON INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT   INVESTMENT   INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME    TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0320      $    --       $0.0320      $(0.0320)     $1.00      3.25%       0.31%        3.20%
1996-ILA Admin-
istration units.     1.00     0.0306           --        0.0306       (0.0306)      1.00      3.09        0.46         3.06
1996-ILA Service
units...........     1.00     0.0279           --        0.0279       (0.0279)      1.00      2.84        0.71         2.79
1995-ILA units..     1.00     0.0365           --        0.0365       (0.0365)      1.00      3.72        0.31         3.65
1995-ILA Admin-
istration units.     1.00     0.0351           --        0.0351       (0.0352)      1.00      3.57        0.46         3.51
1995-ILA Service
units...........     1.00     0.0324           --        0.0324       (0.0325)      1.00      3.31        0.71         3.24
1994-ILA units..     1.00     0.0264           --        0.0264       (0.0264)      1.00      2.71        0.30         2.64
1994-ILA Admin-
istration units.     1.00     0.0250           --        0.0250       (0.0250)      1.00      2.55        0.45         2.50
1994-ILA Service
units...........     1.00     0.0220           --        0.0220       (0.0220)      1.00      2.30        0.70         2.20
1993-ILA units..     1.00     0.0222           --        0.0222       (0.0222)      1.00      2.25        0.30         2.22
1993-ILA Admin-
istration units.     1.00     0.0207           --        0.0207       (0.0207)      1.00      2.09        0.45         2.08
1993-ILA Service
units...........     1.00     0.0183           --        0.0183       (0.0183)      1.00      1.84        0.70         1.83
1992-ILA units..     1.00     0.0277           --        0.0277       (0.0277)      1.00      2.82        0.30         2.77
1992-ILA Admin-
istration units.     1.00     0.0266           --        0.0266       (0.0266)      1.00      2.67        0.45         2.66
1992-ILA Service
units...........     1.00     0.0243           --        0.0243       (0.0243)      1.00      2.41        0.70         2.43
1991-ILA units..     1.00     0.0424           --        0.0424       (0.0424)      1.00      4.33        0.32         4.24
1991-ILA Admin-
istration units.     1.00     0.0406           --        0.0406       (0.0406)      1.00      4.17        0.47         4.06
1991-ILA Service
units...........     1.00     0.0386           --        0.0386       (0.0386)      1.00      3.91        0.72         3.86
1990-ILA units..     1.00     0.0550       (0.0001)      0.0549       (0.0549)      1.00      5.64        0.40         5.50
1990-ILA Admin-
istration
units (c).......     1.00     0.0301           --        0.0301       (0.0300)      1.00      5.43(b)     0.55(b)      5.40(b)
1990-ILA Service
units (c).......     1.00     0.0259           --        0.0259       (0.0259)      1.00      5.17(b)     0.80(b)      5.16(b)
1989-ILA units..     1.00     0.0591       (0.0001)      0.0590       (0.0590)      1.00      6.07        0.40         5.91
1988-ILA units..     1.00     0.0487        0.0003       0.0490       (0.0490)      1.00      5.03        0.40         4.87
1987-ILA units..     1.00     0.0413       (0.0003)      0.0410       (0.0410)      1.00      4.23        0.40         4.13
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $1,514,443     0.41%        3.10%
1996-ILA Admin-
istration units.      59,097     0.56         2.96
1996-ILA Service
units...........      28,921     0.81         2.69
1995-ILA units..   1,342,585     0.42         3.54
1995-ILA Admin-
istration units.      48,773     0.57         3.40
1995-ILA Service
units...........      49,647     0.82         3.13
1994-ILA units..   1,434,965     0.41         2.53
1994-ILA Admin-
istration units.      97,778     0.56         2.39
1994-ILA Service
units...........      36,492     0.81         2.09
1993-ILA units..   1,769,477     0.41         2.11
1993-ILA Admin-
istration units.      99,896     0.56         1.97
1993-ILA Service
units...........      45,172     0.81         1.72
1992-ILA units..   1,333,925     0.42         2.65
1992-ILA Admin-
istration units.      50,225     0.57         2.54
1992-ILA Service
units...........      29,534     0.82         2.31
1991-ILA units..   1,044,986     0.42         4.14
1991-ILA Admin-
istration units.      37,567     0.57         3.96
1991-ILA Service
units...........      52,399     0.82         3.76
1990-ILA units..     603,895     0.40         5.50
1990-ILA Admin-
istration
units (c).......      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      56,810     0.80(b)      5.16(b)
1989-ILA units..     688,556     0.40         5.91
1988-ILA units..     907,782     0.40         4.87
1987-ILA units..     965,714     0.40         4.13

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio

-------------------------------------------------------------------------------

                                          INCOME FROM INVESTMENT OPERATIONS
                                       ---------------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       LOSS ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0299         --       $0.0299      $(0.0299)     $1.00      3.03%       0.41%        2.99%
1996-ILA Admin-
istration units.     1.00     0.0284         --        0.0284       (0.0284)      1.00      2.88        0.56         2.84
1995-ILA units..     1.00     0.0349         --        0.0349       (0.0350)      1.00      3.55        0.41         3.49
1995-ILA Admin-
istration units.     1.00     0.0332         --        0.0332       (0.0332)      1.00      3.40        0.56         3.32
1994-ILA units..     1.00     0.0250         --        0.0250       (0.0250)      1.00      2.53        0.40         2.50
1994-ILA Admin-
istration units.     1.00     0.0233         --        0.0233       (0.0233)      1.00      2.37        0.55         2.33
1993-ILA units..     1.00     0.0206         --        0.0206       (0.0206)      1.00      2.09        0.40         2.06
1993-ILA Admin-
istration units.     1.00     0.0191         --        0.0191       (0.0191)      1.00      1.93        0.55         1.91
1993-ILA Service
units...........     1.00     0.0166         --        0.0166       (0.0166)      1.00      1.68        0.76         1.66
1992-ILA units..     1.00     0.0256     (0.0001)      0.0255       (0.0256)      1.00      2.62        0.40         2.56
1992-ILA Admin-
istration units.     1.00     0.0235     (0.0002)      0.0233       (0.0235)      1.00      2.47        0.55         2.35
1992-ILA Service
units...........     1.00     0.0081         --        0.0081       (0.0081)      1.00      1.99(b)     0.80(b)      2.03(b)
1991-ILA units..     1.00     0.0388         --        0.0388       (0.0388)      1.00      3.92        0.40         3.88
1991-ILA Admin-
istration units
units...........     1.00     0.0376         --        0.0376       (0.0376)      1.00      3.80        0.55         3.76
1990-ILA units..     1.00     0.0511     (0.0001)      0.0510       (0.0511)      1.00      5.24        0.40         5.11
1990-ILA Admin-
istration
units (c).......     1.00     0.0042         --        0.0042       (0.0042)      1.00      5.14(b)     0.55(b)      5.33(b)
1989-ILA units..     1.00     0.0573     (0.0001)      0.0572       (0.0572)      1.00      5.93        0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------
1988-ILA units..     1.00     0.0139         --        0.0139       (0.0139)      1.00      5.81(b)     0.24(b)      5.74(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..   $440,476      0.42%        2.98%
1996-ILA Admin-
istration units.        142      0.57         2.83
1995-ILA units..    346,728      0.41         3.49
1995-ILA Admin-
istration units.         61      0.56         3.32
1994-ILA units..    227,399      0.41         2.49
1994-ILA Admin-
istration units.        790      0.56         2.32
1993-ILA units..    229,839      0.44         2.02
1993-ILA Admin-
istration units.      1,425      0.59         1.87
1993-ILA Service
units...........        --       0.84         1.54
1992-ILA units..    161,868      0.47         2.49
1992-ILA Admin-
istration units.         31      0.62         2.28
1992-ILA Service
units...........          3      0.87(b)      1.96(b)
1991-ILA units..    102,494      0.47         3.81
1991-ILA Admin-
istration units
units...........         13      0.62         3.69
1990-ILA units..    106,972      0.40         5.11
1990-ILA Admin-
istration
units (c).......         68      0.55(b)      5.33(b)
1989-ILA units..    112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------
1988-ILA units..     41,028      0.38(b)      5.60(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1996, 1995, 1994.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL
                  VALUE AT     NET       LOSS ON    INCOME FROM
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0301         --       $0.0301
1996-ILA Admin-
istration units.     1.00     0.0288         --        0.0288
1995-ILA units..     1.00     0.0344         --        0.0344
1995-ILA Admin-
istration units.     1.00     0.0328         --        0.0328
1994-ILA units..     1.00     0.0262         --        0.0262
1994-ILA Admin-
istration units.     1.00     0.0247         --        0.0247
1993-ILA units..     1.00     0.0221         --        0.0221
1993-ILA Admin-
istration units.     1.00     0.0205         --        0.0205
1992-ILA units..     1.00     0.0265         --        0.0265
1992-ILA Admin-
istration units.     1.00     0.0253         --        0.0253
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
-------------------------------------------------------------
1991-ILA units..     1.00     0.0347     (0.0002)      0.0345
1991-ILA Admin-
istration
         units (c).......     1.00     0.0330         --        0.0330
                                                                                               RATIOS ASSUMING NO
                                                                                             WAIVER OF FEES AND NO
                                                                                              EXPENSE LIMITATIONS
                                                                                           -------------------------
                                                                   RATIO OF NET    NET                  RATIO OF NET
                                 NET ASSET            RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                                 VALUE AT             EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..     $(0.0301)     $1.00      3.05%       0.32%        3.01%     $70,175       0.43%        2.90%
1996-ILA Admin-
istration units.      (0.0288)      1.00      2.90        0.47         2.88       44,319       0.58         2.77
1995-ILA units..      (0.0344)      1.00      3.51        0.30         3.44       90,537       0.44         3.30
1995-ILA Admin-
istration units.      (0.0328)      1.00      3.35        0.45         3.28       26,724       0.59         3.14
1994-ILA units..      (0.0262)      1.00      2.56        0.24         2.62       84,517       0.47         2.39
1994-ILA Admin-
istration units.      (0.0247)      1.00      2.41        0.39         2.47       38,970       0.62         2.24
1993-ILA units..      (0.0221)      1.00      2.21        0.10         2.21       48,367       0.51         1.80
1993-ILA Admin-
istration units.      (0.0205)      1.00      2.05        0.25         2.05       20,306       0.66         1.64
1992-ILA units..      (0.0265)      1.00      2.71        0.10         2.65       16,844       0.57         2.18
1992-ILA Admin-
istration units.      (0.0253)      1.00      2.55        0.25         2.53       14,641       0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
-------------------------------------------------------------
1991-ILA units..      (0.0347)      1.00      4.02(b)     0.10(b)      3.96(b)    11,070       0.76(b)      3.30(b)
1991-ILA Admin-
istration
units (c).......      (0.0330)      1.00      3.87(b)     0.25(b)      3.90(b)    19,198       0.91(b)      3.24(b)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c)ILA Administration unit activity commenced during February of 1991.

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obligations and Government Portfolios.

    TAX-ADVANTAGED PORTFOLIOS: Treasury Instruments and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE AND TAX-ADVANTAGED
  PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by in-vesting exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should con-sult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO. The Taxable Portfolios will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may purchase Second Tier Securi-ties, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                        INVESTMENT POLICIES MATRIX

                                                                                SHORT-TERM
                                                                              OBLIGATIONS OF                     ASSET-BACKED &
                     US          US                                            CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT        BANK           COMMERCIAL         AND OTHER         REPURCHASE        BACKED
   PORTFOLIO     OBLIGATIONS SECURITIES    OBLIGATIONS          PAPER            ENTITIES          AGREEMENTS     SECURITIES+
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations        [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                         U.S. Banks Only                     U.S. entities only
------------------------------------------------------------------------------------------------------------------------------
Money Market
                    [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                        Over 25% of total  US and           US and Foreign
                                        assets must be     Foreign (US$)    (US$) Entities
                                        invested in US     Commercial Paper
                                        and Foreign
                                        (US$) Banks
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations         [_]                                                                            [_]
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments         [_]
-------------------------------------------------------------------------------------------------------------------------------
Government           [_]        [_]                                                                   [_]
-------------------------------------------------------------------------------------------------------------------------------
Federal              [_]        [_]
                                                                                                (Does not intend
                                                                                                to invest)
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified                                                   [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California                                                    [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York                                                          [_]
                                                           Tax-exempt only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
   PORTFOLIO        (US$)
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                    [_]

-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
-------------------------------------------------------------------------------------------------------------------------------
Government
-------------------------------------------------------------------------------------------------------------------------------
Federal
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.

  + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.


                                                                                          SUMMARY
                                                                                             OF
   TAXABLE              TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED     TAXATION FOR
  MUNICIPALS            MUNICIPALS                QUALITY****  COMPANIES   SECURITIES  DISTRIBUTIONS*   MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------------
      [_]                                                         [_]           [_]
                                                   First      Up to 10% of            Taxable federal
                                                   Tier       total assets            and state**
                                                              in other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]           [_]
                                                   First      Up to 10%              Taxable federal  May invest in
                                                   Tier       of total                and state**      obligations of
                                                              assets in                                the
                                                              other                                    International
                                                              investment                               Bank for
                                                              companies                                Reconstruction
                                                                                                       and Development
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and generally
                                                              assets in               exempt from
                                                              other                   state taxation
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                [_]
                                                   First      Up to 10%              Taxable federal   Under
                                                   Tier       of total                and generally    extraordinary
                                                              assets in               exempt from      circumstances,
                                                              other                   state taxation   may hold cash,
                                                              investment                               U.S. Government
                                                              companies                                Securities
                                                                                                       subject to
                                                                                                       state taxation
                                                                                                       or cash
                                                                                                       equivalents
----------------------------------------------------------------------------------------------------------------------
                       [_]                                      [_]           [_]
                    At least 80% of net assets     First or   Up to 10%              Tax-exempt       May (but does
                    in Municipal Instruments       Second     of total                federal and      not currently
                    (except in extraordinary       Tier       assets in               taxable          intend to)
                    circumstances)                            other                   state***         invest up to
                                                              investment                               20% in AMT
                                                              companies                                securities and
                                                                                                       may temporarily
                                                                                                       invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                      [_]            [_]
                                                  First or    Up to 10%              Tax-exempt       May (but does
                    At least 80% of net assets     Second     of total                federal and      not currently
                    in Municipal Instruments and   Tier       assets in               California       intend to)
                    at least 65% of its total                 other                   State            invest up to
                    assets must be invested in                investment                               20% in AMT
                    California Instruments                    companies                                securities and
                    (except in extraordinary                                                           may temporarily
                    circumstances)                                                                     invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                      [_]                                        [_]           [_]
                    At least 80% of net assets     First or   Up to 10%              Tax-exempt       May invest up
                    in Municipal Instruments and   Second     of total                federal, New     to 20% in AMT
                    at least 65% of its total      Tier       assets in               York State and   securities and
                    assets must be invested in                other                   New York City    may temporarily
                    New York Instruments (except              investment                               invest in the
                    in                                        companies                                taxable money
                    extraordinary circumstances)                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein

   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

  ** Taxable in many states except for distributions from U.S. Treasury obliga-tion interest income and certain U.S. Government securities interest in-come.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

**** To the extent permitted by Rule 2a-7, a Portfolio holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and the Federal Portfolio may also invest in certain U.S. Government Securities the interest from which is generally exempt from state income taxa-tion. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instru-mentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial pa-per. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obliga-tions. As a result, the Portfolio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the man-ner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of inter-est rates, increased competition from other types of financial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly sus-ceptible to certain economic factors, such as interest rate changes and ad-verse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" be-low.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a for-eign government or entity located or organized in a foreign country that main-tains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market Portfolio may not invest more than 25% of its total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  CALIFORNIA INSTRUMENTS: Obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: Obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city personal income tax.

TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS:

                        TAX-                 TAX-
                        EXEMPT DIVERSIFIED   EXEMPT CALIFORNIA    TAX-EXEMPT NEW YORK
                        PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------
  FIXED RATE NOTES AND  In highest short-    In one of the two    In one of the two
  SIMILAR DEBT          term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  VARIABLE AND          In highest short-    In one of the two    In one of the two
  FLOATING RATE DEMAND  term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  TAX-EXEMPT            In highest rating    In one of the two    In one of the two
  COMMERCIAL PAPER      category             highest rating       highest rating
                                             categories           categories
--------------------------------------------------------------------------------------
  MUNICIPAL BONDS       In one of the two    In one of the two    In one of the two
                        highest rating       highest rating       highest rating
                        categories           categories           categories
--------------------------------------------------------------------------------------
  UNRATED NOTES,        Determined to be of  Determined to be of  Determined to be of
  PAPER, BONDS AND      comparable quality   comparable quality   comparable quality
  OTHER INSTRUMENTS     by Adviser pursuant  by Adviser pursuant  by Adviser pursuant to criteria approved to criteria approved to criteria approved
                        by the Trustees      by the Trustees      by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments, except in extraor-dinary circumstances. In addition, as a matter of fundamental policy, at least 65% of each of the Tax-Exempt California and Tax-Exempt New York Portfolio's total assets will be invested in California and New York Instruments, respec-tively, except in extraordinary circumstances. Each Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfolios, in Municipal Instruments that are not California or New York Instruments, respectively, when acceptable Cal-ifornia and New York Instruments are not available or when the Adviser be-lieves that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt California and Tax-Ex-empt New York Portfolios' distributions of interest from Municipal Instruments other than California and New York Instruments, respectively, may be subject to California and New York state and New York city personal income taxes, re-spectively.

  The Prime Obligations and Money Market Portfolios may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable invest-ments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand fea-tures or other unconditional obligations to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or float-ing rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at speci-fied intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Portfolio may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders un-der the federal alternative minimum tax. See

"Taxes" and "Distributions." The Tax-Exempt New York Portfolio may invest up to 20% of its net assets in private activity bonds. The Tax-Exempt Diversified and Tax-Exempt California Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of each Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfo-lios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Munici-pal Instruments the interest on which is paid solely from revenues from simi-lar projects such as hospitals, electric utility systems, multi-family hous-ing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, re-spectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Port-folio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State'), and by the financial condition of the State, its public authorities and polit-ical subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and edu-cation districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California gov-ernmental entities and future voter initiatives could result in adverse consequences affecting California Instruments. Also, the ultimate fiscal ef-fect of federally-mandated reform of welfare programs on the State and its lo-cal governments is still to be resolved.

  These factors, among others (including the outcome of related pending liti-gation), could reduce the credit standing of certain issuers of California In-struments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. In recent years, several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Instruments has at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga-tions issued by other jurisdictions. A recurrence of the financial difficul-ties previously experienced by certain issuers of New York Instruments could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York In-struments. Although as of April 1, 1997 no issuers of New York Instruments were in default with respect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required for federal income tax purposes). For these tax purposes, with respect to 50% of the value of its total assets, none of these Portfolios invests more than 5% of the value of its total assets in securities of a single issuer (except U.S. Government Securities or securities of other regulated investment companies), nor, with respect to the other 50% of the value of its total assets, does it invest more than 25% of the value of its total assets in the securities of a single issuer (except U.S. Government Securities or securities of other regu-lated investment companies). These Federal tax diversification requirements apply only at taxable quarter ends and are subject to certain qualifications and exceptions. Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may only en-ter into repurchase agreements with primary dealers in U.S. Government Securi-ties. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a partic-ular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased security. A Port-folio's custodian or subcustodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued secu-rity or forward commitment prior to settlement if the Adviser deems it appro-priate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such in-vestments prescribed by the Investment Company Act. These limits include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other invest-ment companies will have investment objectives, policies and restrictions sub-stantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT PORTFOLIOS. Each Portfolio will comply with the con-ditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the li-quidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Ad-viser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that quali-fied institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of April , 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $ billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Portfolio may en-ter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                          FISCAL YEAR ENDED
                                         CONTRACTUAL RATE DECEMBER 31, 1996
                                         ---------------- -----------------
       Prime Obligations Portfolio             .35%             .35%
       Money Market Portfolio                  .35%             .30%
       Treasury Obligations Portfolio          .35%             .35%
       Treasury Instruments Portfolio          .35%             .15%
       Government Portfolio                    .35%             .35%
       Federal Portfolio                       .35%             .20%
       Tax-Exempt Diversified Portfolio        .35%             .25%
       Tax-Exempt California Portfolio         .35%             .35%
       Tax-Exempt New York Portfolio           .35%             .26%

  The difference, if any, between the stated advisory fee and the actual fee paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraor-dinary expenses) on an annualized basis to .43% of the average daily net as-sets of the Portfolio less the effect of fee reductions, if any. Such reduc-tions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the ex-press approval of the Trustees. In addition, with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, GSAM has voluntarily agreed to reduce or limit each Portfolio's annual total operating expenses (excluding fees payable to Service Organizations, as de-fined herein) to .37%, .22%, .27%, .32% and .33% respectively, of average daily net assets and for each other Portfolio to .42% of average daily net as-sets. GSAM has no current intention to but may in the future discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to unitholders as or-dinary income, except for any "exempt interest dividends" paid by the Tax-Ex-empt Portfolios, as described below. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to distributions of any Portfolio regardless of whether distributions are received in cash or rein-vested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of the Tax-Exempt Portfolios that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the Califor-nia and New York City and State personal income tax laws, respectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by the Tax-Exempt Portfolios from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attributable to exempt-interest dividends re-ceived by a Portfolio from other regulated investment companies, will gener-ally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest divi-dends will be considered in computing the corporate federal alternative mini-mum tax, and the extent, if any, to which social security or railroad retire-ment benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest incurred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-in-terest dividends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities and is expected to be unable to pass such taxes through to unitholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt munici-pal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for hold-ings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Portfolios will cease, and each other Portfolio re-serves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities markets close. On days any Portfolio closes early, purchase and redemption orders re-ceived after the PSA recommended closing time will be credited to the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Busi-ness Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the adver-tisement). This income is then annualized; that is, the amount of income gen-erated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The ef-fective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts trust, and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interests in separate series, without further action by unitholders. Ad-ditional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios, which are: ILA Units, ILA Administration Units and ILA Service Units, except for the Prime Obligations Portfolio which has four classes of units: ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units. (Institutions that provide services to holders of ILA Ad-ministration or ILA Service Units are referred to in this Prospectus as "Serv-ice Organizations").

  When issued, units are fully paid and nonassessable by the Trust. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.

  As of April 1, 1997, Bank of New York, 48 Wall Street, New York, NY 10286, owned of record 32.49% of the outstanding units of Treasury Instruments Port-folio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

                               PURCHASE OF UNITS

  ILA Units of a Portfolio may be purchased on any Business Day at the net as-set value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the subcustodian for State Street Bank and Trust Company ("State Street"), receives the purchase amount in federal funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to Northern.

  Purchases of ILA Units may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chica-go, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. ILA Units purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Units."

  Purchases of units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as sub-custodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  ILA Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Units purchased as fol-lows:

-------------------------------------------------------------------------------

         IF ORDER IS RECEIVED BY
              GOLDMAN SACHS                                            DIVIDENDS BEGIN
         -----------------------                                       ---------------

  (1) In the case of the Taxable and Tax-Advantaged Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire ILA Units may impose charges in connection with transactions in such Units.

  Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transactions and ILA Units held in each unitholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum initial investment requirement is $50,000, which may be allo-cated among the Portfolios. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after placing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included at the end of this Pro-spectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional ILA Units should be accompanied by information identifying the account and the Portfolio in which ILA Units are to be pur-chased.

                            REPORTS TO UNITHOLDERS

  ILA Unitholders of each Portfolio will receive an annual report containing audited financial statements and a semiannual report. Each ILA Unitholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. ILA Unitholders with inquiries regarding a Portfolio may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the unit balance at month-end and the monthly income together with the total unit balance and monthly income for the master account.

  To assist banks and other institutional investors performing their own sub-accounting, each Portfolio's daily income per unit, calculated to nine decimal places, and its annualized yield are normally available by 4:00 p.m. New York time.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to ILA Unitholders monthly. Distributions will be made in additional ILA Units of the same Portfolio or, at the election of ILA Unitholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Divi-dends will be reinvested as of the last calendar day of each month. Cash dis-tributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distribu-tions. Each Portfolio may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Units of each Portfolio may be exchanged for units or shares of the cor-responding class of any Portfolio or Fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included at the end of this Prospectus, by calling Goldman Sachs at 800-621-2550. All tel-ephone exchanges must be registered in the same name(s) and with the same ad-dress as are registered in the Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unautho-rized or fraudulent exchange requests by telephone, Goldman Sachs employs rea-sonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  ILA Unitholders may redeem ILA Units of a Portfolio without charge upon re-quest on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of ILA Units of the particular Portfolio to be redeemed, the account number, pay-ment instructions and the exact registration on the account. Signatures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid to other than pre-established instructions on file with the Portfolio. An ILA Unitholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form included at the end of this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege described below. Goldman Sachs re-serves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for ILA Units recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the ILA Unitholder's Account Information Form, un-less payment by check has been requested.

-----------------------------------------------------------------------------
                                          REDEMPTION
           REDEMPTION REQUEST              PROCEEDS
        RECEIVED BY GOLDMAN SACHS         ORDINARILY           DIVIDENDS
      -----------------------------       ----------      -------------------
   (1) In the case of the Taxable and Tax-Advantaged Portfolios
       By:     3:00 p.m.-N.Y. time        Wired Same       Not earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
    After:     3:00 p.m.-N.Y. time        Wired Next         Earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
   (2) In the case of the Tax-Exempt Portfolios
       By:    12:00 noon-N.Y. time        Wired Same       Not earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
    After:    12:00 noon-N.Y. time        Wired Next         Earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Ac-count Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the ILA Unitholder's bank in the transfer process. If a problem with such performance arises, the ILA Unitholder should deal directly with such interme-diaries or bank.

  An ILA Unitholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the ILA Unitholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by Goldman Sachs. Goldman Sachs may also require additional documentation in connection with a request to change the designated bank.

CHECK REDEMPTION PRIVILEGE

  An ILA Unitholder of any Portfolio may elect to have a special account with State Street for the purpose of redeeming ILA Units from his or her account in that Portfolio by check. When State Street receives a completed signature card and authorization form, the ILA Unitholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Units will be redeemed to cover the amount of the check. Can-celled checks will be returned to the ILA Unitholder by State Street.

  The check redemption privilege enables an ILA Unitholder to receive the div-idends declared on the ILA Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an ILA Unitholder's account. If the amount of a check is greater than the value of ILA Units held in the ILA Unitholder's account, the check will be returned unpaid, and the ILA Unitholder may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular ILA Unitholder or all ILA Unitholders in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to the Trust in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

              GOLDMAN SACHS FUNDS -- ACCOUNT INFORMATION FORM
 This Account Information Form Should be Forwarded Promptly to Goldman, Sachs &
                                      Co.
                 No Redemption Can be Made Prior to Its Receipt
                                                     Master No. _______________
Send to:Goldman Sachs Funds                                Fund Use Only
    4900 Sears Tower                                 Date: ____________________
    Chicago, IL 60606

    1-800-621-2250
Institutional Liquid Assets Portfolios  [_]Goldman Sachs Adjustable Rate Gov-
[_]Prime Obligations Portfolio          ernment Fund
[_]Money Market Portfolio               [_]Goldman Sachs Short Duration Gov-
[_]Treasury Obligations Portfolio       ernment Fund
[_]Treasury Instruments Portfolio       [_]Goldman Sachs Short Duration Tax-
[_]Government Portfolio                 Free Fund
[_]Federal Portfolio                    [_]Goldman Sachs Core Fixed Income
[_]Tax-Exempt Diversified Portfolio     Fund
[_]Tax-Exempt California Portfolio      [_]Goldman Sachs Global Income Fund
[_]Tax-Exempt New York Portfolio
                                        [_]Other Goldman Sachs Funds
[_]Other                                Fill in Fund(s): ______________________
Fill in Fund(s): ______________________

A. ACCOUNT RECORD
--------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------
Name of Account                         Telephone Number
--------------------------------------- U.S. Citizen or
Street or P.O. Box                      Resident? Yes [_]  No [_]
--------------------------------------- If no is checked, fill in country of
City                   State    Zip     tax residence:
--------------------------------------- ---------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS -- Check appropriate box (see "Dividends" in Prospectus)
--------------------------------------------------------------------------------
Dividends (including net short-term     [_] Cash   [_] Units
 capital gains)                         [_] Cash   [_] Units
Net Long-Term Capital Gains                      [_] Units
 Distributions

Dividends and capital gains reinvested
 in another fund in the Goldman Sachs
 Funds (see Prospectus for more
 information)
 Fill in Fund: _______________________
(If no box is checked, dividends and capital gains distributions will be reinvested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
--------------------------------------------------------------------------------
Taxpayer Identification Number: _________________________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certification of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

     -------------------------------    ---------------------------------------
SIGN Signature                          Name (print) and Title (if any)
HERE -------------------------------    ---------------------------------------
     Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
--------------------------------------------------------------------------------
[_Goldman,]Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of units of the Portfolio into any portfolio described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Portfolio nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request.
                                                       Continued on reverse side

E. REDEMPTION PLANS -- check one box only (see "Redemption of Units" in Prospectus)
--------------------------------------------------------------------------------
[_]I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of units for the above account provided that the proceeds are transferred to the following bank account(s) only. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO., shall be liable for such redemption or for payments made to any unauthorized account.

[_]I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (see section F). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of units for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

Additional documentation may be required for certain accounts.

Please complete the following bank account information and place a line through the unused portion.
Additional instructions may be added as separate pages, if necessary.

Number of Bank Account Destinations completed in Section E of this form: [_]

1) ____________________________________ 3) ____________________________________
 Bank Name            Bank Routing No.    Bank Name            Bank Routing No.
 -------------------------------------    -------------------------------------
 Street Address                           Street Address
 -------------------------------------    -------------------------------------
 City               State    Zip          City               State    Zip
 -------------------------------------    -------------------------------------
 Account Name                Account No.  Account Name                Account
                                                                      No.


2) ____________________________________ 4) ____________________________________
 Bank Name            Bank Routing No.    Bank Name            Bank Routing No.
 -------------------------------------    -------------------------------------
 Street Address                           Street Address
 -------------------------------------    -------------------------------------
 City               State    Zip          City               State    Zip
 -------------------------------------    -------------------------------------
 Account Name                Account No.  Account Name                Account
                                                                      No.

[_] Special Draft (Transfer Agent to Supply)    [_] By Mail


F. SIGNATURE AUTHORIZATION
--------------------------------------------------------------------------------
By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investments. THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CONSTANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARANTEED. AS A RESULT THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS. The undersigned affirms that it has received a current prospectus for the Portfolios and has reviewed the same.

Number of Signatures required to make changes to this form: [_]

     -------------------------------    ---------------------------------------
SIGN Signature                          Name (print) and Title (if any)

HERE

     -------------------------------     --------------------------------------
     Date


     -------------------------------    ---------------------------------------
     Signature                          Name (print) and Title (if any)


     -------------------------------    ---------------------------------------

     Date

G. SIGNATURE GUARANTEE
--------------------------------------------------------------------------------
--------------------------------------- Affix Guarantee Stamp Here
Signature Guaranteed By
---------------------------------------
Authorized Signature

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
ILA UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

     TOLL FREE:800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   4
An Introduction to the Portfolios..........................................  14
Investment Policies Matrix.................................................  16
Description of Securities and Investment Techniques........................  18
Investment Limitations.....................................................  26
Management.................................................................  27
Taxes......................................................................  28
Net Asset Value............................................................  30
Yield Information..........................................................  30
Organization and Units of the Portfolios...................................  31
Purchase of Units..........................................................  32
Reports to Unitholders.....................................................  33
Distributions..............................................................  34
Exchanges..................................................................  34
Redemption of Units........................................................  34
Appendix................................................................... A-1
Account Information Form

ILA-1IS-MMT10K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS

                                   ILA UNITS


                                 ------------

                                  PROSPECTUS

                                 ------------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                           ILA ADMINISTRATION UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-- Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA Administration shares of beneficial interest ("ILA Administration Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and therefore investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:

  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
 ................................................................ Goldman Sachs
Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Administration Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://wp.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY
INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                  The date of this Prospectus is May 1, 1997.

                    UNITHOLDER AND PORTFOLIO EXPENSES

                         ILA ADMINISTRATION UNITS

                                                                                                                TAX-
                       PRIME      MONEY    TREASURY    TREASURY                        TAX-EXEMPT  TAX-EXEMPT  EXEMPT
                    OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA NEW YORK
                     PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                    ----------- --------- ----------- ----------- ---------- --------- ----------- ---------- ---------
UNITHOLDER
TRANSACTION
EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases.........    None       None       None        None        None      None       None        None      None
 Sales Charge
 Imposed on
 Reinvested
 Distributions.....    None       None       None        None        None      None       None        None      None
 Deferred Sales
 Load Imposed on
 Redemptions.......    None       None       None        None        None      None       None        None      None
 Exchange Fee......    None       None       None        None        None      None       None        None      None
ANNUAL OPERATING
EXPENSES (1)
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after
 limitations) (2)..    0.35%      0.31%      0.35%       0.16%       0.35%     0.21%      0.26%       0.35%     0.27%
 Other Expenses
  Administration
  Fees.............    0.15%      0.15%      0.15%       0.15%       0.15%     0.15%      0.15%       0.15%     0.15%
  Other Expenses
  (after expense
  limitation) (3)..    0.07%      0.06%      0.07%       0.06%       0.07%     0.06%      0.06%       0.07%     0.06%
                       ----       ----       ----        ----        ----      ----       ----        ----      ----
TOTAL OPERATING
EXPENSES (4).......    0.57%      0.52%      0.57%       0.37%       0.57%     0.42%      0.47%       0.57%     0.48%
                       ====       ====       ====        ====        ====      ====       ====        ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $6     $18     $32     $71
     Money Market Portfolio.....................   $5     $17     $29     $65
     Treasury Obligations Portfolio.............   $6     $18     $32     $71
     Treasury Instruments Portfolio.............   $4     $12     $21     $47
     Government Portfolio.......................   $6     $18     $32     $71
     Federal Portfolio..........................   $4     $13     $24     $53
     Tax-Exempt Diversified Portfolio...........   $5     $15     $26     $59
     Tax-Exempt California Portfolio............   $6     $18     $32     $71
     Tax-Exempt New York Portfolio..............   $5     $15     $27     $60

--------

(1) Based upon estimated amounts for the current fiscal year.

(2) The Investment Adviser has voluntarily agreed that a portion of the management fee would not be imposed on the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios equal to .04%, .19%, .14%, .09% and .08%, respectively. Without such limitation, management fees for each Portfolio would be 0.35%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organizations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.07% of the Prime Obligations, Treasury Obligations, Government and Tax-Exempt California Portfolio's average daily net assets and 0.06% of each other Portfolio's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Portfolios for the current fiscal year would be:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
   Prime Obligations Portfolio.........................  0.08%        0.58%
   Money Market Portfolio..............................  0.08%        0.58%
   Treasury Obligations Portfolio......................  0.08%        0.58%
   Treasury Instruments Portfolio......................  0.08%        0.58%
   Government Portfolio................................  0.09%        0.59%
   Federal Portfolio...................................  0.08%        0.58%
   Tax-Exempt Diversified Portfolio....................  0.06%        0.56%
   Tax-Exempt California Portfolio.....................  0.07%        0.57%
   Tax-Exempt New York Portfolio.......................  0.08%        0.58%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Administration Units of the Portfolios. The Portfolios also offer ILA Units, ILA Service Units and ILA Class B Units (Prime Obliga-tions only). The other classes of the Portfolios are subject to different fees and expenses (which affect performance) and are entitled to different servic-es. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of ILA Administration Units in connection with their custom-ers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfo-lio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Ex-empt New York Portfolios outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Data for a Unit Outstanding Throughout Each Period Prime Obligations Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
----------------
1996-ILA units..    $1.00    $0.0511         --       $0.0511      $(0.0511)     $1.00      5.22%       0.41%        5.11%
1996-ILA Admin-
istration units.     1.00     0.0497         --        0.0497       (0.0497)      1.00      5.06        0.56         4.97
1996-ILA Service
units...........     1.00     0.0474         --        0.0474       (0.0474)      1.00      4.80        0.81         4.74
1996-ILA B
units (b).......     1.00     0.0262         --        0.0262       (0.0262)      1.00      3.97(d)     1.41(d)      4.09(d)
1995-ILA units..     1.00     0.0566         --        0.0566       (0.0566)      1.00      5.79        0.41         5.66
1995-ILA Admin-
istration units.     1.00     0.0551         --        0.0551       (0.0551)      1.00      5.63        0.56         5.51
1995-ILA Service
units...........     1.00     0.0522         --        0.0522       (0.0522)      1.00      5.37        0.81         5.22
1994-ILA units..     1.00     0.0394         --        0.0394       (0.0394)      1.00      4.07        0.40         3.94
1994-ILA Admin-
istration units.     1.00     0.0379         --        0.0379       (0.0379)      1.00      3.91        0.55         3.79
1994-ILA Service
units...........     1.00     0.0365         --        0.0365       (0.0365)      1.00      3.66        0.80         3.65
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00      2.97        0.40         2.91
1993-ILA Admin-
istration units.     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00      2.82        0.55         2.75
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00      2.56        0.80         2.50
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00      3.75        0.40         3.64
1992-ILA Admin-
istration units.     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00      3.60        0.55         3.39
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00      3.34        0.80         3.11
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00      6.10        0.40         5.91
1991-ILA Admin-
istration units.     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00      5.94        0.55         5.68
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00      5.68        0.80         5.58
1990-ILA units..     1.00     0.0793         --        0.0793       (0.0793)      1.00      8.21        0.38         7.93
1990-ILA Admin-
istration
units (c).......     1.00     0.0438         --        0.0438       (0.0438)      1.00      7.81(d)     0.55(d)      7.62(d)
1990-ILA Service
units (c).......     1.00     0.0425         --        0.0425       (0.0425)      1.00      7.56(d)     0.80(d)      7.25(d)
1989-ILA units..     1.00     0.0890         --        0.0890       (0.0890)      1.00      9.27        0.40         8.90
1988-ILA units..     1.00     0.0714         --        0.0714       (0.0714)      1.00      7.48        0.40         7.14
1987-ILA units..     1.00     0.0634         --        0.0634       (0.0634)      1.00      6.50        0.40         6.34
                                 RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF    EXPENSES     INCOME TO
                    PERIOD    TO AVERAGE  AVERAGE NET
                  (IN 000'S)  NET ASSETS     ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
-----------------
1996-ILA units..  $1,154,787     0.43%        5.09%
1996-ILA Admin-
istration units.      23,738     0.58         4.95
1996-ILA Service
units...........      84,707     0.83         4.72
1996-ILA B
units (b).......         346     1.43(d)      4.07(d)
1995-ILA units..   1,261,251     0.43         5.64
1995-ILA Admin-
istration units.      63,018     0.58         5.49
1995-ILA Service
units...........     227,233     0.83         5.20
1994-ILA units..   1,963,846     0.42         3.92
1994-ILA Admin-
istration units.     149,234     0.57         3.77
1994-ILA Service
units...........     170,453     0.82         3.63
1993-ILA units..   2,332,771     0.42         2.89
1993-ILA Admin-
istration units.     189,431     0.57         2.73
1993-ILA Service
units...........     137,804     0.82         2.48
1992-ILA units..   3,444,591     0.42         3.62
1992-ILA Admin-
istration units.     257,321     0.57         3.37
1992-ILA Service
units...........      22,044     0.82         3.09
1991-ILA units..   3,531,736     0.42         5.89
1991-ILA Admin-
istration units.     198,417     0.57         5.66
1991-ILA Service
units...........      18,789     0.82         5.56
1990-ILA units..   2,833,541     0.38         7.93
1990-ILA Admin-
istration
units (c).......     209,272     0.55(d)      7.62(d)
1990-ILA Service
units (c).......      19,039     0.80(d)      7.25(d)
1989-ILA units..   3,761,964     0.40         8.90
1988-ILA units..   3,799,628     0.40         7.14
1987-ILA units..   5,814,280     0.40         6.34

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b)ILA Class B unit activity commenced during May of 1996.

(c)ILA Administration and Service unit activity commenced during June of 1990.

(d)Annualized.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
                --------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0515     $0.0001      $0.0516      $(0.0516)     $1.00      5.27%       0.36%        5.15%
1996-ILA Admin-
istration units.     1.00     0.0500      0.0001       0.0501       (0.0501)      1.00      5.12        0.51         5.00
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476       (0.0476)      1.00      4.86        0.76         4.75
1995-ILA units..     1.00     0.0571         --        0.0571       (0.0571)      1.00      5.85        0.36         5.71
1995-ILA Admin-
istration units.     1.00     0.0555         --        0.0555       (0.0555)      1.00      5.69        0.51         5.55
1995-ILA Service
units...........     1.00     0.0529         --        0.0529       (0.0529)      1.00      5.43        0.76         5.29
1994-ILA units..     1.00     0.0401         --        0.0401       (0.0401)      1.00      4.13        0.35         4.01
1994-ILA Admin-
istration units.     1.00     0.0388         --        0.0388       (0.0388)      1.00      3.98        0.50         3.88
1994-ILA Service
units...........     1.00     0.0364         --        0.0364       (0.0364)      1.00      3.72        0.75         3.61
1993-ILA units..     1.00     0.0296      0.0003       0.0299       (0.0299)      1.00      3.03        0.35         2.96
1993-ILA Admin-
istration units.     1.00     0.0281      0.0003       0.0284       (0.0284)      1.00      2.88        0.50         2.81
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259       (0.0259)      1.00      2.62        0.75         2.57
1992-ILA units..     1.00     0.0368      0.0004       0.0372       (0.0372)      1.00      3.76        0.35         3.68
1992-ILA Admin-
istration units.     1.00     0.0356      0.0004       0.0360       (0.0360)      1.00      3.61        0.50         3.56
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364       (0.0364)      1.00      3.35        0.75         3.58
1991-ILA units..     1.00     0.0591      0.0004       0.0595       (0.0595)      1.00      6.12        0.35         5.91
1991-ILA Admin-
istration units.     1.00     0.0574      0.0004       0.0578       (0.0578)      1.00      5.96        0.50         5.74
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551       (0.0551)      1.00      5.70        0.75         5.47
1990-ILA units..     1.00     0.0793      0.0001       0.0794       (0.0794)      1.00      8.24        0.35         7.93
1990-ILA Admin-
istration
units (c).......     1.00     0.0424      0.0001       0.0425       (0.0425)      1.00      7.86(b)     0.50(b)      7.63(b)
1990-ILA Service
units (c).......     1.00     0.0438         --        0.0438       (0.0438)      1.00      7.61(b)     0.75(b)      7.46(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886       (0.0886)      1.00      9.31        0.35         8.85
1988-ILA units..     1.00     0.0751         --        0.0751       (0.0751)      1.00      7.66        0.27         7.51
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
------------------------------------------------------------
1987-ILA units..     1.00     0.0063         --        0.0063       (0.0063)      1.00      7.38(b)     0.15(b)      7.62(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
                --------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..  $ 703,097      0.43%        5.08%
1996-ILA Admin-
istration units.    257,258      0.58         4.93
1996-ILA Service
units...........     28,845      0.83         4.68
1995-ILA units..    574,155      0.42         5.65
1995-ILA Admin-
istration units.    164,422      0.57         5.49
1995-ILA Service
units...........     23,080      0.82         5.23
1994-ILA units..    559,470      0.43         3.93
1994-ILA Admin-
istration units.    145,867      0.58         3.80
1994-ILA Service
units...........     21,862      0.83         3.53
1993-ILA units..    699,604      0.43         2.88
1993-ILA Admin-
istration units.    150,452      0.58         2.73
1993-ILA Service
units...........     11,166      0.83         2.49
1992-ILA units..    884,571      0.43         3.60
1992-ILA Admin-
istration units.    187,445      0.58         3.48
1992-ILA Service
units...........     15,114      0.83         3.50
1991-ILA units..  1,153,191      0.42         5.84
1991-ILA Admin-
istration units.    210,330      0.57         5.67
1991-ILA Service
units...........     56,586      0.82         5.40
1990-ILA units..    924,141      0.40         7.88
1990-ILA Admin-
istration
units (c).......    204,477      0.55(b)      7.58(b)
1990-ILA Service
units (c).......     38,128      0.80(b)      7.41(b)
1989-ILA units..  1,295,389      0.40         8.80
1988-ILA units..    701,105      0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
------------------------------------------------------------
1987-ILA units..    183,633      0.40(b)      7.37(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.

(c)ILA Administration and Service unit activity commenced during June of 1990.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Government Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0504     $0.0001      $0.0505      $(0.0504)     $1.00     5.15%        0.41%        5.04%
1996-ILA Admin-
istration units.     1.00     0.0489      0.0001       0.0490       (0.0489)      1.00     4.99         0.56         4.89
1996-ILA Service
units...........     1.00     0.0463      0.0001       0.0464       (0.0463)      1.00     4.73         0.81         4.63
1995-ILA units..     1.00     0.0562      0.0002       0.0564       (0.0564)      1.00     5.77         0.41         5.62
1995-ILA Admin-
istration units.     1.00     0.0549      0.0002       0.0551       (0.0551)      1.00     5.62         0.56         5.49
1995-ILA Service
units...........     1.00     0.0519      0.0002       0.0521       (0.0521)      1.00     5.35         0.81         5.19
1994-ILA units..     1.00     0.0378      0.0002       0.0380       (0.0380)      1.00     3.94         0.40         3.78
1994-ILA Admin-
istration units.     1.00     0.0362      0.0002       0.0364       (0.0364)      1.00     3.79         0.55         3.62
1994-ILA Service
units...........     1.00     0.0350      0.0002       0.0352       (0.0352)      1.00     3.53         0.80         3.50
1993-ILA units..     1.00     0.0282      0.0008       0.0290       (0.0291)      1.00     2.94         0.40         2.82
1993-ILA Admin-
istration units.     1.00     0.0267      0.0008       0.0275       (0.0276)      1.00     2.79         0.55         2.67
1993-ILA Service
units...........     1.00     0.0242      0.0006       0.0248       (0.0250)      1.00     2.53         0.80         2.42
1992-ILA units..     1.00     0.0338      0.0027       0.0365       (0.0364)      1.00     3.70         0.40         3.38
1992-ILA Admin-
istration units.     1.00     0.0325      0.0027       0.0352       (0.0351)      1.00     3.55         0.55         3.25
1992-ILA Service
units...........     1.00     0.0309      0.0030       0.0339       (0.0336)      1.00     3.29         0.80         3.09
1991-ILA units..     1.00     0.0567      0.0011       0.0578       (0.0578)      1.00     5.91         0.40         5.67
1991-ILA Admin-
istration units.     1.00     0.0545      0.0011       0.0556       (0.0556)      1.00     5.75         0.55         5.45
1991-ILA Service
units...........     1.00     0.0522      0.0011       0.0533       (0.0533)      1.00     5.49         0.80         5.22
1990-ILA units..     1.00     0.0779      0.0003       0.0782       (0.0782)      1.00     8.11         0.39         7.79
1990-ILA Admin-
istration units
(c).............     1.00     0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)      0.55(b)      7.49(b)
1990-ILA Service
units (c).......     1.00     0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)      0.80(b)      7.15(b)
1989-ILA units..     1.00     0.0877      0.0001       0.0878       (0.0878)      1.00     9.15         0.40         8.77
1988-ILA units..     1.00     0.0716      0.0002       0.0718       (0.0718)      1.00     7.42         0.40         7.16
1987-ILA units..     1.00     0.0622      0.0001       0.0623       (0.0624)      1.00     6.43         0.40         6.22
                                 RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..  $  694,651     0.44%        5.01%
1996-ILA Admin-
istration units.      36,055     0.59         4.86
1996-ILA Service
units...........      94,228     0.84         4.60
1995-ILA units..     570,469     0.43         5.60
1995-ILA Admin-
istration units.      47,558     0.58         5.47
1995-ILA Service
units...........      85,401     0.83         5.17
1994-ILA units..     881,520     0.44         3.74
1994-ILA Admin-
istration units.      95,483     0.59         3.58
1994-ILA Service
units...........     156,930     0.84         3.46
1993-ILA units..   1,315,378     0.43         2.79
1993-ILA Admin-
istration units.     161,845     0.58         2.64
1993-ILA Service
units...........     101,272     0.83         2.39
1992-ILA units..   1,785,472     0.42         3.36
1992-ILA Admin-
istration units.     461,542     0.57         3.23
1992-ILA Service
units...........      56,389     0.82         3.07
1991-ILA units..   2,103,627     0.43         5.64
1991-ILA Admin-
istration units.     464,060     0.58         5.42
1991-ILA Service
units...........     200,176     0.83         5.19
1990-ILA units..   2,203,756     0.39         7.79
1990-ILA Admin-
istration units
(c).............     296,313     0.55(b)      7.49(b)
1990-ILA Service
units (c).......     132,888     0.80(b)      7.15(b)
1989-ILA units..   2,268,330     0.40         8.77
1988-ILA units..   2,197,796     0.40         7.16
1987-ILA units..   2,243,870     0.40         6.22

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Treasury Obligations Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL
                  VALUE AT     NET       GAIN ON    INCOME FROM
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0498     $0.0002      $0.0500
1996-ILA Admin-
istration units.     1.00     0.0483      0.0003       0.0486
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460
1995-ILA units..     1.00     0.0551      0.0007       0.0558
1995-ILA Admin-
istration units.     1.00     0.0537      0.0007       0.0544
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518
1994-ILA units..     1.00     0.0377         --        0.0377
1994-ILA Admin-
istration units.     1.00     0.0368         --        0.0368
1994-ILA Service
units...........     1.00     0.0340         --        0.0340
1993-ILA units..     1.00     0.0279      0.0006       0.0285
1993-ILA Admin-
istration units.     1.00     0.0264      0.0006       0.0270
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245
1992-ILA units..     1.00     0.0339      0.0025       0.0364
1992-ILA Admin-
istration units.     1.00     0.0320      0.0023       0.0343
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318
1991-ILA units..     1.00     0.0557      0.0018       0.0575
1991-ILA Admin-
istration units.     1.00     0.0540      0.0018       0.0558
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533
1990-ILA units..     1.00     0.0772      0.0002       0.0774
1990-ILA Admin-
istration
units (c).......     1.00     0.0413      0.0002       0.0415
1990-ILA Service
units (c).......     1.00     0.0417      0.0003       0.0420
1989-ILA units..     1.00     0.0864      0.0005       0.0869
1988-ILA units..     1.00     0.0704      0.0004       0.0708
1987-ILA units..     1.00     0.0617      0.0002       0.0619
                                                                                               RATIOS ASSUMING NO
                                                                                             WAIVER OF FEES AND NO
                                                                                              EXPENSE LIMITATIONS
                                                                                           -------------------------
                                                                   RATIO OF NET    NET                  RATIO OF NET
                                 NET ASSET            RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                                 VALUE AT             EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..     $(0.0500)     $1.00      5.11%       0.41%        4.98%    $ 574,734      0.43%        4.96%
1996-ILA Admin-
istration units.      (0.0486)      1.00      4.95        0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      (0.0460)      1.00      4.69        0.81         4.59       123,483      0.83         4.57
1995-ILA units..      (0.0558)      1.00      5.73        0.41         5.51       711,209      0.43         5.49
1995-ILA Admin-
istration units.      (0.0544)      1.00      5.57        0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      (0.0518)      1.00      5.31        0.81         5.11       119,692      0.83         5.09
1994-ILA units..      (0.0377)      1.00      3.91        0.40         3.77       713,816      0.44         3.73
1994-ILA Admin-
istration units.      (0.0368)      1.00      3.75        0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      (0.0340)      1.00      3.49        0.80         3.40       108,972      0.84         3.35
1993-ILA units..      (0.0286)      1.00      2.89        0.40         2.79       969,565      0.43         2.76
1993-ILA Admin-
istration units.      (0.0270)      1.00      2.74        0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      (0.0246)      1.00      2.48        0.80         2.39       185,506      0.83         2.36
1992-ILA units..      (0.0362)      1.00      3.65        0.40         3.39     1,328,036      0.43         3.36
1992-ILA Admin-
istration units.      (0.0343)      1.00      3.49        0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      (0.0318)      1.00      3.23        0.80         2.94       183,208      0.83         2.91
1991-ILA units..      (0.0575)      1.00      5.90        0.40         5.57     1,709,321      0.43         5.54
1991-ILA Admin-
istration units.      (0.0558)      1.00      5.74        0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      (0.0533)      1.00      5.48        0.80         5.15       154,419      0.83         5.12
1990-ILA units..      (0.0774)      1.00      8.05        0.39         7.72     1,816,991      0.39         7.72
1990-ILA Admin-
istration
units (c).......      (0.0415)      1.00      7.67(b)     0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units (c).......      (0.0421)      1.00      7.42(b)     0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      (0.0869)      1.00      9.06        0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      (0.0708)      1.00      7.30        0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      (0.0619)      1.00      6.32        0.40         6.17     1,693,767      0.40         6.17

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Treasury Instruments Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0496     $0.0004      $0.0500      $(0.0500)     $1.00      5.10%       0.21%        4.96%
1996-ILA Admin-
istration units.     1.00     0.0482      0.0004       0.0486       (0.0486)      1.00      4.95        0.36         4.82
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460       (0.0460)      1.00      4.68        0.61         4.56
1995-ILA units..     1.00     0.0550      0.0006       0.0556       (0.0556)      1.00      5.70        0.21         5.50
1995-ILA Admin-
istration units.     1.00     0.0534      0.0007       0.0541       (0.0540)      1.00      5.54        0.36         5.34
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505       (0.0505)      1.00      5.28        0.61         5.00
1994-ILA units..     1.00     0.0397      0.0001       0.0398       (0.0398)      1.00      4.01        0.20         3.96
1994-ILA Admin-
istration units.     1.00     0.0397      0.0001       0.0398       (0.0398)      1.00      3.85        0.35         3.97
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372       (0.0372)      1.00      3.59        0.60         3.72
1993-ILA units..     1.00     0.0288      0.0006       0.0294       (0.0294)      1.00      2.98        0.20         2.88
1993-ILA Admin-
istration units.     1.00     0.0273      0.0006       0.0279       (0.0279)      1.00      2.83        0.35         2.73
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254       (0.0254)      1.00      2.57        0.60         2.48
1992-ILA units..     1.00     0.0338      0.0012       0.0350       (0.0350)      1.00      3.54        0.18         3.38
1992-ILA Admin-
istration units.     1.00     0.0326      0.0012       0.0338       (0.0338)      1.00      3.38        0.33         3.26
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286       (0.0286)      1.00      3.13        0.58         2.75
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..     1.00     0.0486      0.0013       0.0499       (0.0499)      1.00      5.75(b)     0.10(b)      5.28(b)
1991-ILA Admin-
istration
units (c).......     1.00     0.0210      0.0010       0.0220       (0.0220)      1.00      5.21(b)     0.25(b)      4.77(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482       (0.0482)      1.00      5.33(b)     0.50(b)      5.13(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..   $708,999      0.43%        4.74%
1996-ILA Admin-
istration units.    137,706      0.58         4.60
1996-ILA Service
units...........    383,901      0.83         4.34
1995-ILA units..    586,294      0.44         5.27
1995-ILA Admin-
istration units.     68,713      0.59         5.11
1995-ILA Service
units...........    123,254      0.84         4.77
1994-ILA units..    547,351      0.43         3.73
1994-ILA Admin-
istration units.     64,388      0.58         3.74
1994-ILA Service
units...........     74,451      0.83         3.49
1993-ILA units..    456,411      0.44         2.64
1993-ILA Admin-
istration units.     26,553      0.59         2.49
1993-ILA Service
units...........     34,014      0.84         2.24
1992-ILA units..    422,506      0.45         3.11
1992-ILA Admin-
istration units.      6,915      0.60         2.99
1992-ILA Service
units...........     29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..    424,436      0.45(b)      4.93(b)
1991-ILA Admin-
istration
units (c).......     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      9,430      0.85(b)      4.78(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during July and Jan-uary of 1991, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0513       --         $0.0513      $(0.0513)     $1.00      5.24%       0.26%        5.13%
1996-ILA Admin-
istration units.     1.00     0.0498       --          0.0498       (0.0498)      1.00      5.09        0.41         4.98
1996-ILA Service
units...........     1.00     0.0473       --          0.0473       (0.0473)      1.00      4.83        0.66         4.73
1995-ILA units..     1.00     0.0569       --          0.0569       (0.0569)      1.00      5.83        0.26         5.69
1995-ILA Admin-
istration units.     1.00     0.0550       --          0.0550       (0.0550)      1.00      5.67        0.41         5.50
1995-ILA Service
units...........     1.00     0.0522       --          0.0522       (0.0522)      1.00      5.41        0.66         5.22
1994-ILA units..     1.00     0.0407       --          0.0407       (0.0407)      1.00      4.11        0.25         4.07
1994-ILA Admin-
istration units.     1.00     0.0388       --          0.0388       (0.0388)      1.00      3.95        0.40         3.88
1994-ILA Service
units...........     1.00     0.0392       --          0.0392       (0.0392)      1.00      3.69        0.65         3.92
1993-ILA units..     1.00     0.0296       --          0.0296       (0.0296)      1.00      3.00        0.25         2.96
1993-ILA Admin-
istration units.     1.00     0.0281       --          0.0281       (0.0281)      1.00      2.84        0.40         2.81
1993-ILA Service
units (c).......     1.00     0.0157       --          0.0157       (0.0157)      1.00      2.56(b)     0.65(b)      2.54(b)
1992-ILA units..     1.00     0.0358       --          0.0358       (0.0358)      1.00      3.61        0.25         3.58
1992-ILA Admin-
istration units.     1.00     0.0340       --          0.0340       (0.0340)      1.00      3.46        0.40         3.40
1991-ILA units..     1.00     0.0576       --          0.0576       (0.0576)      1.00      5.94        0.25         5.76
1991-ILA Admin-
istration units.     1.00     0.0542       --          0.0542       (0.0542)      1.00      5.78        0.40         5.42
1991-ILA Service
units (c).......     1.00     0.0196       --          0.0196       (0.0196)      1.00      5.55b)      0.65(b)      5.56(b)
1990-ILA units..     1.00     0.0772       --          0.0772       (0.0772)      1.00      8.06        0.25         7.72
1990-ILA Admin-
istration
units (d).......     1.00     0.0205       --          0.0205       (0.0205)      1.00      7.39(b)     0.40(b)      7.25(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1989-ILA units..     1.00     0.0516       --          0.0516       (0.0516)      1.00      7.62(b)     0.19(b)      8.41(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $2,303,677     0.43%        4.96%
1996-ILA Admin-
istration units.     794,537     0.58         4.81
1996-ILA Service
units...........     192,416     0.83         4.56
1995-ILA units..   1,731,935     0.42         5.53
1995-ILA Admin-
istration units.     516,917     0.57         5.34
1995-ILA Service
units...........     102,576     0.82         5.06
1994-ILA units..   1,625,567     0.42         3.90
1994-ILA Admin-
istration units.     329,896     0.57         3.71
1994-ILA Service
units...........      15,539     0.82         3.75
1993-ILA units..   1,430,292     0.42         2.79
1993-ILA Admin-
istration units.     362,401     0.57         2.64
1993-ILA Service
units (c).......       1,425     0.82(b)      2.37(b)
1992-ILA units..   1,600,989     0.42         3.41
1992-ILA Admin-
istration units.     312,792     0.57         3.23
1991-ILA units..   1,656,232     0.42         5.59
1991-ILA Admin-
istration units.     291,810     0.57         5.25
1991-ILA Service
units (c).......         --      0.82(b)      5.39(b)
1990-ILA units..   1,368,765     0.40         7.57
1990-ILA Admin-
istration
units (d).......      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1989-ILA units..     455,230     0.40(b)      8.20(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.

(d)ILA Administration unit activity commenced during September of 1990.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

-------------------------------------------------------------------------------

                              INCOME FROM INVESTMENT OPERATIONS
                            -------------------------------------
                                            NET                                                                    RATIO OF NET
                  NET ASSET               REALIZED       TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET     GAIN (LOSS) ON INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT   INVESTMENT   INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME    TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0320      $    --       $0.0320      $(0.0320)     $1.00      3.25%       0.31%        3.20%
1996-ILA Admin-
istration units.     1.00     0.0306           --        0.0306       (0.0306)      1.00      3.09        0.46         3.06
1996-ILA Service
units...........     1.00     0.0279           --        0.0279       (0.0279)      1.00      2.84        0.71         2.79
1995-ILA units..     1.00     0.0365           --        0.0365       (0.0365)      1.00      3.72        0.31         3.65
1995-ILA Admin-
istration units.     1.00     0.0351           --        0.0351       (0.0352)      1.00      3.57        0.46         3.51
1995-ILA Service
units...........     1.00     0.0324           --        0.0324       (0.0325)      1.00      3.31        0.71         3.24
1994-ILA units..     1.00     0.0264           --        0.0264       (0.0264)      1.00      2.71        0.30         2.64
1994-ILA Admin-
istration units.     1.00     0.0250           --        0.0250       (0.0250)      1.00      2.55        0.45         2.50
1994-ILA Service
units...........     1.00     0.0220           --        0.0220       (0.0220)      1.00      2.30        0.70         2.20
1993-ILA units..     1.00     0.0222           --        0.0222       (0.0222)      1.00      2.25        0.30         2.22
1993-ILA Admin-
istration units.     1.00     0.0207           --        0.0207       (0.0207)      1.00      2.09        0.45         2.08
1993-ILA Service
units...........     1.00     0.0183           --        0.0183       (0.0183)      1.00      1.84        0.70         1.83
1992-ILA units..     1.00     0.0277           --        0.0277       (0.0277)      1.00      2.82        0.30         2.77
1992-ILA Admin-
istration units.     1.00     0.0266           --        0.0266       (0.0266)      1.00      2.67        0.45         2.66
1992-ILA Service
units...........     1.00     0.0243           --        0.0243       (0.0243)      1.00      2.41        0.70         2.43
1991-ILA units..     1.00     0.0424           --        0.0424       (0.0424)      1.00      4.33        0.32         4.24
1991-ILA Admin-
istration units.     1.00     0.0406           --        0.0406       (0.0406)      1.00      4.17        0.47         4.06
1991-ILA Service
units...........     1.00     0.0386           --        0.0386       (0.0386)      1.00      3.91        0.72         3.86
1990-ILA units..     1.00     0.0550       (0.0001)      0.0549       (0.0549)      1.00      5.64        0.40         5.50
1990-ILA Admin-
istration
units (c).......     1.00     0.0301           --        0.0301       (0.0300)      1.00      5.43(b)     0.55(b)      5.40(b)
1990-ILA Service
units (c).......     1.00     0.0259           --        0.0259       (0.0259)      1.00      5.17(b)     0.80(b)      5.16(b)
1989-ILA units..     1.00     0.0591       (0.0001)      0.0590       (0.0590)      1.00      6.07        0.40         5.91
1988-ILA units..     1.00     0.0487        0.0003       0.0490       (0.0490)      1.00      5.03        0.40         4.87
1987-ILA units..     1.00     0.0413       (0.0003)      0.0410       (0.0410)      1.00      4.23        0.40         4.13
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $1,514,443     0.41%        3.10%
1996-ILA Admin-
istration units.      59,097     0.56         2.96
1996-ILA Service
units...........      28,921     0.81         2.69
1995-ILA units..   1,342,585     0.42         3.54
1995-ILA Admin-
istration units.      48,773     0.57         3.40
1995-ILA Service
units...........      49,647     0.82         3.13
1994-ILA units..   1,434,965     0.41         2.53
1994-ILA Admin-
istration units.      97,778     0.56         2.39
1994-ILA Service
units...........      36,492     0.81         2.09
1993-ILA units..   1,769,477     0.41         2.11
1993-ILA Admin-
istration units.      99,896     0.56         1.97
1993-ILA Service
units...........      45,172     0.81         1.72
1992-ILA units..   1,333,925     0.42         2.65
1992-ILA Admin-
istration units.      50,225     0.57         2.54
1992-ILA Service
units...........      29,534     0.82         2.31
1991-ILA units..   1,044,986     0.42         4.14
1991-ILA Admin-
istration units.      37,567     0.57         3.96
1991-ILA Service
units...........      52,399     0.82         3.76
1990-ILA units..     603,895     0.40         5.50
1990-ILA Admin-
istration
units (c).......      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      56,810     0.80(b)      5.16(b)
1989-ILA units..     688,556     0.40         5.91
1988-ILA units..     907,782     0.40         4.87
1987-ILA units..     965,714     0.40         4.13

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio

-------------------------------------------------------------------------------

                                          INCOME FROM INVESTMENT OPERATIONS
                                       ---------------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       LOSS ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0299         --       $0.0299      $(0.0299)     $1.00      3.03%       0.41%        2.99%
1996-ILA Admin-
istration units.     1.00     0.0284         --        0.0284       (0.0284)      1.00      2.88        0.56         2.84
1995-ILA units..     1.00     0.0349         --        0.0349       (0.0350)      1.00      3.55        0.41         3.49
1995-ILA Admin-
istration units.     1.00     0.0332         --        0.0332       (0.0332)      1.00      3.40        0.56         3.32
1994-ILA units..     1.00     0.0250         --        0.0250       (0.0250)      1.00      2.53        0.40         2.50
1994-ILA Admin-
istration units.     1.00     0.0233         --        0.0233       (0.0233)      1.00      2.37        0.55         2.33
1993-ILA units..     1.00     0.0206         --        0.0206       (0.0206)      1.00      2.09        0.40         2.06
1993-ILA Admin-
istration units.     1.00     0.0191         --        0.0191       (0.0191)      1.00      1.93        0.55         1.91
1993-ILA Service
units...........     1.00     0.0166         --        0.0166       (0.0166)      1.00      1.68        0.76         1.66
1992-ILA units..     1.00     0.0256     (0.0001)      0.0255       (0.0256)      1.00      2.62        0.40         2.56
1992-ILA Admin-
istration units.     1.00     0.0235     (0.0002)      0.0233       (0.0235)      1.00      2.47        0.55         2.35
1992-ILA Service
units...........     1.00     0.0081         --        0.0081       (0.0081)      1.00      1.99(b)     0.80(b)      2.03(b)
1991-ILA units..     1.00     0.0388         --        0.0388       (0.0388)      1.00      3.92        0.40         3.88
1991-ILA Admin-
istration units
units...........     1.00     0.0376         --        0.0376       (0.0376)      1.00      3.80        0.55         3.76
1990-ILA units..     1.00     0.0511     (0.0001)      0.0510       (0.0511)      1.00      5.24        0.40         5.11
1990-ILA Admin-
istration
units (c).......     1.00     0.0042         --        0.0042       (0.0042)      1.00      5.14(b)     0.55(b)      5.33(b)
1989-ILA units..     1.00     0.0573     (0.0001)      0.0572       (0.0572)      1.00      5.93        0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------
1988-ILA units..     1.00     0.0139         --        0.0139       (0.0139)      1.00      5.81(b)     0.24(b)      5.74(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..   $440,476      0.42%        2.98%
1996-ILA Admin-
istration units.        142      0.57         2.83
1995-ILA units..    346,728      0.41         3.49
1995-ILA Admin-
istration units.         61      0.56         3.32
1994-ILA units..    227,399      0.41         2.49
1994-ILA Admin-
istration units.        790      0.56         2.32
1993-ILA units..    229,839      0.44         2.02
1993-ILA Admin-
istration units.      1,425      0.59         1.87
1993-ILA Service
units...........        --       0.84         1.54
1992-ILA units..    161,868      0.47         2.49
1992-ILA Admin-
istration units.         31      0.62         2.28
1992-ILA Service
units...........          3      0.87(b)      1.96(b)
1991-ILA units..    102,494      0.47         3.81
1991-ILA Admin-
istration units
units...........         13      0.62         3.69
1990-ILA units..    106,972      0.40         5.11
1990-ILA Admin-
istration
units (c).......         68      0.55(b)      5.33(b)
1989-ILA units..    112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------
1988-ILA units..     41,028      0.38(b)      5.60(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1996, 1995, 1994.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL
                  VALUE AT     NET       LOSS ON    INCOME FROM
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0301         --       $0.0301
1996-ILA Admin-
istration units.     1.00     0.0288         --        0.0288
1995-ILA units..     1.00     0.0344         --        0.0344
1995-ILA Admin-
istration units.     1.00     0.0328         --        0.0328
1994-ILA units..     1.00     0.0262         --        0.0262
1994-ILA Admin-
istration units.     1.00     0.0247         --        0.0247
1993-ILA units..     1.00     0.0221         --        0.0221
1993-ILA Admin-
istration units.     1.00     0.0205         --        0.0205
1992-ILA units..     1.00     0.0265         --        0.0265
1992-ILA Admin-
istration units.     1.00     0.0253         --        0.0253
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
-------------------------------------------------------------
1991-ILA units..     1.00     0.0347     (0.0002)      0.0345
1991-ILA Admin-
istration
         units (c).......     1.00     0.0330         --        0.0330
                                                                                               RATIOS ASSUMING NO
                                                                                             WAIVER OF FEES AND NO
                                                                                              EXPENSE LIMITATIONS
                                                                                           -------------------------
                                                                   RATIO OF NET    NET                  RATIO OF NET
                                 NET ASSET            RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                                 VALUE AT             EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..     $(0.0301)     $1.00      3.05%       0.32%        3.01%     $70,175       0.43%        2.90%
1996-ILA Admin-
istration units.      (0.0288)      1.00      2.90        0.47         2.88       44,319       0.58         2.77
1995-ILA units..      (0.0344)      1.00      3.51        0.30         3.44       90,537       0.44         3.30
1995-ILA Admin-
istration units.      (0.0328)      1.00      3.35        0.45         3.28       26,724       0.59         3.14
1994-ILA units..      (0.0262)      1.00      2.56        0.24         2.62       84,517       0.47         2.39
1994-ILA Admin-
istration units.      (0.0247)      1.00      2.41        0.39         2.47       38,970       0.62         2.24
1993-ILA units..      (0.0221)      1.00      2.21        0.10         2.21       48,367       0.51         1.80
1993-ILA Admin-
istration units.      (0.0205)      1.00      2.05        0.25         2.05       20,306       0.66         1.64
1992-ILA units..      (0.0265)      1.00      2.71        0.10         2.65       16,844       0.57         2.18
1992-ILA Admin-
istration units.      (0.0253)      1.00      2.55        0.25         2.53       14,641       0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
-------------------------------------------------------------
1991-ILA units..      (0.0347)      1.00      4.02(b)     0.10(b)      3.96(b)    11,070       0.76(b)      3.30(b)
1991-ILA Admin-
istration
units (c).......      (0.0330)      1.00      3.87(b)     0.25(b)      3.90(b)    19,198       0.91(b)      3.24(b)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c)ILA Administration unit activity commenced during February of 1991.

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obligations and Government Portfolios.

    TAX-ADVANTAGED PORTFOLIOS: Treasury Instruments and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE AND TAX-ADVANTAGED
  PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by in-vesting exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should con-sult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO. The Taxable Portfolios will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may purchase Second Tier Securi-ties, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                        INVESTMENT POLICIES MATRIX

                                                                                SHORT-TERM
                                                                              OBLIGATIONS OF                     ASSET-BACKED &
                     US          US                                            CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT        BANK           COMMERCIAL         AND OTHER         REPURCHASE        BACKED
   PORTFOLIO     OBLIGATIONS SECURITIES    OBLIGATIONS          PAPER            ENTITIES          AGREEMENTS     SECURITIES+
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations        [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                         U.S. Banks Only                     U.S. entities only
------------------------------------------------------------------------------------------------------------------------------
Money Market
                    [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                        Over 25% of total  US and           US and Foreign
                                        assets must be     Foreign (US$)    (US$) Entities
                                        invested in US     Commercial Paper
                                        and Foreign
                                        (US$) Banks
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations         [_]                                                                            [_]
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments         [_]
-------------------------------------------------------------------------------------------------------------------------------
Government           [_]        [_]                                                                   [_]
-------------------------------------------------------------------------------------------------------------------------------
Federal              [_]        [_]
                                                                                                (Does not intend
                                                                                                to invest)
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified                                                   [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California                                                    [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York                                                          [_]
                                                           Tax-exempt only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
   PORTFOLIO        (US$)
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                    [_]

-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
-------------------------------------------------------------------------------------------------------------------------------
Government
-------------------------------------------------------------------------------------------------------------------------------
Federal
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.

  + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.


                                                                                          SUMMARY
                                                                                             OF
   TAXABLE              TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED     TAXATION FOR
  MUNICIPALS            MUNICIPALS                QUALITY****  COMPANIES   SECURITIES  DISTRIBUTIONS*   MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------------
      [_]                                                         [_]           [_]
                                                   First      Up to 10% of            Taxable federal
                                                   Tier       total assets            and state**
                                                              in other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]           [_]
                                                   First      Up to 10%              Taxable federal  May invest in
                                                   Tier       of total                and state**      obligations of
                                                              assets in                                the
                                                              other                                    International
                                                              investment                               Bank for
                                                              companies                                Reconstruction
                                                                                                       and Development
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and generally
                                                              assets in               exempt from
                                                              other                   state taxation
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                [_]
                                                   First      Up to 10%              Taxable federal   Under
                                                   Tier       of total                and generally    extraordinary
                                                              assets in               exempt from      circumstances,
                                                              other                   state taxation   may hold cash,
                                                              investment                               U.S. Government
                                                              companies                                Securities
                                                                                                       subject to
                                                                                                       state taxation
                                                                                                       or cash
                                                                                                       equivalents
----------------------------------------------------------------------------------------------------------------------
                       [_]                                      [_]           [_]
                    At least 80% of net assets     First or   Up to 10%              Tax-exempt       May (but does
                    in Municipal Instruments       Second     of total                federal and      not currently
                    (except in extraordinary       Tier       assets in               taxable          intend to)
                    circumstances)                            other                   state***         invest up to
                                                              investment                               20% in AMT
                                                              companies                                securities and
                                                                                                       may temporarily
                                                                                                       invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                      [_]            [_]
                                                  First or    Up to 10%              Tax-exempt       May (but does
                    At least 80% of net assets     Second     of total                federal and      not currently
                    in Municipal Instruments and   Tier       assets in               California       intend to)
                    at least 65% of its total                 other                   State            invest up to
                    assets must be invested in                investment                               20% in AMT
                    California Instruments                    companies                                securities and
                    (except in extraordinary                                                           may temporarily
                    circumstances)                                                                     invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                      [_]                                        [_]           [_]
                    At least 80% of net assets     First or   Up to 10%              Tax-exempt       May invest up
                    in Municipal Instruments and   Second     of total                federal, New     to 20% in AMT
                    at least 65% of its total      Tier       assets in               York State and   securities and
                    assets must be invested in                other                   New York City    may temporarily
                    New York Instruments (except              investment                               invest in the
                    in                                        companies                                taxable money
                    extraordinary circumstances)                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein

   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

  ** Taxable in many states except for distributions from U.S. Treasury obliga-tion interest income and certain U.S. Government securities interest in-come.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

**** To the extent permitted by Rule 2a-7, a Portfolio holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and the Federal Portfolio may also invest in certain U.S. Government Securities the interest from which is generally exempt from state income taxa-tion. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instru-mentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial pa-per. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obliga-tions. As a result, the Portfolio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the man-ner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of inter-est rates, increased competition from other types of financial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly sus-ceptible to certain economic factors, such as interest rate changes and ad-verse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" be-low.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a for-eign government or entity located or organized in a foreign country that main-tains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market Portfolio may not invest more than 25% of its total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  CALIFORNIA INSTRUMENTS: Obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: Obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city personal income tax.

TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS:

                        TAX-                 TAX-
                        EXEMPT DIVERSIFIED   EXEMPT CALIFORNIA    TAX-EXEMPT NEW YORK
                        PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------
  FIXED RATE NOTES AND  In highest short-    In one of the two    In one of the two
  SIMILAR DEBT          term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  VARIABLE AND          In highest short-    In one of the two    In one of the two
  FLOATING RATE DEMAND  term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  TAX-EXEMPT            In highest rating    In one of the two    In one of the two
  COMMERCIAL PAPER      category             highest rating       highest rating
                                             categories           categories
--------------------------------------------------------------------------------------
  MUNICIPAL BONDS       In one of the two    In one of the two    In one of the two
                        highest rating       highest rating       highest rating
                        categories           categories           categories
--------------------------------------------------------------------------------------
  UNRATED NOTES,        Determined to be of  Determined to be of  Determined to be of
  PAPER, BONDS AND      comparable quality   comparable quality   comparable quality
  OTHER INSTRUMENTS     by Adviser pursuant  by Adviser pursuant  by Adviser pursuant to criteria approved to criteria approved to criteria approved
                        by the Trustees      by the Trustees      by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments, except in extraor-dinary circumstances. In addition, as a matter of fundamental policy, at least 65% of each of the Tax-Exempt California and Tax-Exempt New York Portfolio's total assets will be invested in California and New York Instruments, respec-tively, except in extraordinary circumstances. Each Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfolios, in Municipal Instruments that are not California or New York Instruments, respectively, when acceptable Cal-ifornia and New York Instruments are not available or when the Adviser be-lieves that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt California and Tax-Ex-empt New York Portfolios' distributions of interest from Municipal Instruments other than California and New York Instruments, respectively, may be subject to California and New York state and New York city personal income taxes, re-spectively.

  The Prime Obligations and Money Market Portfolios may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable invest-ments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand fea-tures or other unconditional obligations to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or float-ing rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at speci-fied intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Portfolio may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders un-der the federal alternative minimum tax. See

"Taxes" and "Distributions." The Tax-Exempt New York Portfolio may invest up to 20% of its net assets in private activity bonds. The Tax-Exempt Diversified and Tax-Exempt California Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of each Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfo-lios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Munici-pal Instruments the interest on which is paid solely from revenues from simi-lar projects such as hospitals, electric utility systems, multi-family hous-ing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, re-spectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Port-folio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State'), and by the financial condition of the State, its public authorities and polit-ical subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and edu-cation districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California gov-ernmental entities and future voter initiatives could result in adverse consequences affecting California Instruments. Also, the ultimate fiscal ef-fect of federally-mandated reform of welfare programs on the State and its lo-cal governments is still to be resolved.

  These factors, among others (including the outcome of related pending liti-gation), could reduce the credit standing of certain issuers of California In-struments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. In recent years, several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Instruments has at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga-tions issued by other jurisdictions. A recurrence of the financial difficul-ties previously experienced by certain issuers of New York Instruments could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York In-struments. Although as of April 1, 1997 no issuers of New York Instruments were in default with respect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required for federal income tax purposes). For these tax purposes, with respect to 50% of the value of its total assets, none of these Portfolios invests more than 5% of the value of its total assets in securities of a single issuer (except U.S. Government Securities or securities of other regulated investment companies), nor, with respect to the other 50% of the value of its total assets, does it invest more than 25% of the value of its total assets in the securities of a single issuer (except U.S. Government Securities or securities of other regu-lated investment companies). These Federal tax diversification requirements apply only at taxable quarter ends and are subject to certain qualifications and exceptions. Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may only en-ter into repurchase agreements with primary dealers in U.S. Government Securi-ties. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a partic-ular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased security. A Port-folio's custodian or subcustodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued secu-rity or forward commitment prior to settlement if the Adviser deems it appro-priate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such in-vestments prescribed by the Investment Company Act. These limits include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other invest-ment companies will have investment objectives, policies and restrictions sub-stantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT PORTFOLIOS. Each Portfolio will comply with the con-ditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the li-quidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Ad-viser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that quali-fied institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of April , 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $ billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Portfolio may en-ter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                          FISCAL YEAR ENDED
                                         CONTRACTUAL RATE DECEMBER 31, 1996
                                         ---------------- -----------------
       Prime Obligations Portfolio             .35%             .35%
       Money Market Portfolio                  .35%             .30%
       Treasury Obligations Portfolio          .35%             .35%
       Treasury Instruments Portfolio          .35%             .15%
       Government Portfolio                    .35%             .35%
       Federal Portfolio                       .35%             .20%
       Tax-Exempt Diversified Portfolio        .35%             .25%
       Tax-Exempt California Portfolio         .35%             .35%
       Tax-Exempt New York Portfolio           .35%             .26%

  The difference, if any, between the stated advisory fee and the actual fee paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraor-dinary expenses) on an annualized basis to .43% of the average daily net as-sets of the Portfolio less the effect of fee reductions, if any. Such reduc-tions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the ex-press approval of the Trustees. In addition, with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, GSAM has voluntarily agreed to reduce or limit each Portfolio's annual total operating expenses (excluding fees payable to Service Organizations, as de-fined herein) to .37%, .22%, .27%, .32% and .33% respectively, of average daily net assets and for each other Portfolio to .42% of average daily net as-sets. GSAM has no current intention to but may in the future discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to unitholders as or-dinary income, except for any "exempt interest dividends" paid by the Tax-Ex-empt Portfolios, as described below. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to distributions of any Portfolio regardless of whether distributions are received in cash or rein-vested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of the Tax-Exempt Portfolios that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the Califor-nia and New York City and State personal income tax laws, respectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by the Tax-Exempt Portfolios from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attributable to exempt-interest dividends re-ceived by a Portfolio from other regulated investment companies, will gener-ally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest divi-dends will be considered in computing the corporate federal alternative mini-mum tax, and the extent, if any, to which social security or railroad retire-ment benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest incurred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-in-terest dividends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities and is expected to be unable to pass such taxes through to unitholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt munici-pal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for hold-ings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Portfolios will cease, and each other Portfolio re-serves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities markets close. On days any Portfolio closes early, purchase and redemption orders re-ceived after the PSA recommended closing time will be credited to the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Busi-ness Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the adver-tisement). This income is then annualized; that is, the amount of income gen-erated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The ef-fective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts trust, and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interests in separate series, without further action by unitholders. Ad-ditional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios, which are: ILA Units, ILA Administration Units and ILA Service Units, except for the Prime Obligations Portfolio which has four classes of units: ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units. (Institutions that provide services to holders of ILA Ad-ministration or ILA Service Units are referred to in this Prospectus as "Serv-ice Organizations").

  When issued, units are fully paid and nonassessable by the Trust. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.

  As of April 1, 1997, Bank of New York, 48 Wall Street, New York, NY 10286, owned of record 32.49% of the outstanding units of Treasury Instruments Port-folio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

                                ADMINISTRATION

  Each Portfolio has adopted an Administration Plan with respect to the ILA Administration Units which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such Units (each a "Service Organization"). Each Portfolio will enter into agreements with Service Organizations which purchase ILA Ad-ministration Units on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .15% (on an annualized basis) of the average daily net as-sets of the ILA Administration Units of that Portfolio attributable to or held in the name of the Service Organization for its customers. The services pro-vided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange ILA Adminis-tration Units for its customers. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10% of the average daily net asset value of the ILA Administration Units attributable to or held of record by such Service Organization for providing certain addi-tional services to its customers. Such compensation will not represent an ad-ditional expense to a Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .15% of each Portfolio's average daily net assets attributable to ILA Administration Units.

  Holders of ILA Administration Units of a Portfolio will bear all expenses and fees paid to Service Organizations with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations may charge other fees to their customers who are the beneficial owners of ILA Administration Units in connection with their cus-tomer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio.

  All inquiries of beneficial owners of ILA Administration Units of the Port-folios should be directed to such owners' Service Organization.

                               PURCHASE OF UNITS

  It is expected that all direct purchasers of ILA Administration Units will be Service Organizations or their nominees, which may purchase ILA Administra-tion Units of the Portfolios through Goldman Sachs. Customers of Service Orga-nizations may invest in such Units only through their Service Organizations.

  As set forth below, ILA Administration Units of the Portfolios may be pur-chased on any Business Day at the net asset value next determined after re-ceipt from the Service Organization of both the purchase order and the pur-chase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of ILA Administration Units may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. ILA Administration Units purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Units."

  Purchases of units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  ILA Administration Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Adminis-tration Units purchased as follows:

-------------------------------------------------------------------------------

       IF ORDER IS RECEIVED FROM A
                 SERVICE
      ORGANIZATION BY GOLDMAN SACHS                                    DIVIDENDS BEGIN
      --------------------------------                                -----------------

  (1) In the case of the Taxable and Tax-Advantaged Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Administration Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transac-tions and ILA Administration Units held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to ILA Administration Units. However, a Service Organization may im-pose a minimum amount for initial and subsequent investments in ILA Administration Units of the Portfolios, and may establish other re-quirements such as a minimum account balance. A Service Organization may ef-fect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges. A Service Organization may purchase ILA Administration Units in con-nection with sweep account programs.

                            REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of ILA Administration Units of each Portfolio, including Service Organizations who hold such Units for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs to unitholders of record. Service Organizations will be respon-sible for providing similar services to their own customers who are the bene-ficial owners of such Units.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional ILA Administration Units of the same Portfolio or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may dis-tribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Administration Units of each Portfolio may be exchanged by Service Orga-nizations for units of the corresponding class of any Portfolio or Fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower,

Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genu-ine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  Customers of Service Organizations may redeem ILA Administration Units of a Portfolio through their respective Service Organizations. The Service Organi-zations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption requests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Units without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege described below. Goldman Sachs re-serves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for ILA Administration Units recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of ILA Administration Units.

------------------------------------------------------------------------------
           REDEMPTION REQUEST
            RECEIVED FROM A              REDEMPTION
          SERVICE ORGANIZATION            PROCEEDS
            BY GOLDMAN SACHS             ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
  (1) In the case of the Taxable and Tax-Advantaged Portfolios

      By:    3:00 p.m.-N.Y. time         Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   After:    3:00 p.m.-N.Y. time         Wired Next          Earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

      By:    12:00 noon-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   After:    12:00 noon-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account designated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the ILA Administration Unitholder's Service Organization in the transfer process. If a problem with such performance arises, the ILA Administration Unitholder should deal directly with such intermediaries or Service Organization.

CHECK REDEMPTION PRIVILEGE

  A Service Organization may elect to have a special account with State Street for the purpose of redeeming ILA Administration Units from its account in a Portfolio by check. When State Street receives a completed signature card and authorization form, the Service Organization will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Administration Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the Service Organization by State Street.

  The check redemption privilege enables a Service Organization to receive the dividends declared on the ILA Administration Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of ILA Administration Units held in the Service Organization's account, the check will be returned unpaid, and the Service Organization may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular Service Organization or all Service Organizations in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.

                               ----------------

                                 APPENDIX

                 GUIDELINES FOR CERTIFICATION OF TAXPAYER

            IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to the Trust in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET TRUST
ILA ADMINISTRATION UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   4
An Introduction to the Portfolios..........................................  14
Investment Policies Matrix.................................................  16
Description of Securities and Investment Techniques........................  18
Investment Limitations.....................................................  26
Management.................................................................  27
Taxes......................................................................  28
Net Asset Value............................................................  30
Yield Information..........................................................  30
Organization and Units of the Portfolios...................................  31
Administration.............................................................  32
Purchase of Units..........................................................  32
Reports to Unitholders.....................................................  34
Distributions..............................................................  34
Exchanges..................................................................  34
Redemption of Units........................................................  35
Appendix................................................................... A-1



ILA-1AD-MMT 7K/596
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-------------------------------------------------------------------------------
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                     GOLDMAN SACHS MONEY MARKET TRUST

                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS

                           ILA ADMINISTRATION UNITS


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                               ILA SERVICE UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-- Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA Service shares of beneficial interest ("ILA Service Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.
  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:
  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.
  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.
  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.
  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.
  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and therefore investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:
  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City personal income taxes.
  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION....... Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Service Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional
Information and other information regarding the Trust.
-------------------------------------------------------------------------------
ILA SERVICE UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                  The date of this Prospectus is May 1, 1997.

                    UNITHOLDER AND PORTFOLIO EXPENSES

                            ILA SERVICE UNITS

                                                                                          TAX-        TAX-      TAX-
                       PRIME      MONEY    TREASURY    TREASURY                          EXEMPT      EXEMPT    EXEMPT
                    OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA NEW YORK
                     PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                    ----------- --------- ----------- ----------- ---------- --------- ----------- ---------- ---------
UNITHOLDER
TRANSACTION
EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases.........    None       None       None        None        None      None       None        None      None
 Sales Charge
 Imposed on
 Reinvested
 Distributions.....    None       None       None        None        None      None       None        None      None
 Deferred Sales
 Load Imposed on
 Redemptions.......    None       None       None        None        None      None       None        None      None
 Exchange Fee......    None       None       None        None        None      None       None        None      None
ANNUAL OPERATING
EXPENSES (1)
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (after
 limitations) (2)..    0.35%      0.31%      0.35%       0.16%       0.35%     0.21%      0.26%       0.35%     0.27%
 Other Expenses
  Service Fees.....    0.40%      0.40%      0.40%       0.40%       0.40%     0.40%      0.40%       0.40%     0.40%
  Other Expenses
  (after expense
  limitation) (3)..    0.07%      0.06%      0.07%       0.06%       0.07%     0.06%      0.06%       0.07%     0.06%
                       ----       ----       ----        ----        ----      ----       ----        ----      ----
TOTAL OPERATING
EXPENSES (4).......    0.82%      0.77%      0.82%       0.62%       0.82%     0.67%      0.72%       0.82%     0.73%
                       ====       ====       ====        ====        ====      ====       ====        ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $8     $26     $46     $101
     Money Market Portfolio.....................   $8     $25     $43     $ 95
     Treasury Obligations Portfolio.............   $8     $26     $46     $101
     Treasury Instruments Portfolio.............   $6     $20     $35     $ 77
     Government Portfolio.......................   $8     $26     $46     $101
     Federal Portfolio..........................   $7     $21     $37     $ 83
     Tax-Exempt Diversified Portfolio...........   $7     $23     $40     $ 89
     Tax-Exempt California Portfolio............   $8     $26     $46     $101
     Tax-Exempt New York Portfolio..............   $7     $23     $41     $ 91

--------

(1) Based upon estimated amounts for the current fiscal year.

(2) The Investment Adviser has voluntarily agreed that a portion of the management fee would not be imposed on the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios equal to .04%, .19%, .14%, .09% and .08%, respectively. Without such limitation, management fees for each Portfolio would be 0.35%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organizations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.07% of the Prime Obligations, Treasury Obligations, Government and Tax-Exempt California Portfolio's average daily net assets and 0.06% of each other Portfolio's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Portfolios for the current fiscal year would be:

                                                         OTHER   TOTAL OPERATING
                                                        EXPENSES    EXPENSES
                                                        -------- ---------------
   Prime Obligations Portfolio.........................  0.08%        0.83%
   Money Market Portfolio..............................  0.08%        0.83%
   Treasury Obligations Portfolio......................  0.08%        0.83%
   Treasury Instruments Portfolio......................  0.08%        0.83%
   Government Portfolio................................  0.09%        0.84%
   Federal Portfolio...................................  0.08%        0.83%
   Tax-Exempt Diversified Portfolio....................  0.06%        0.81%
   Tax-Exempt California Portfolio.....................  0.07%        0.82%
   Tax-Exempt New York Portfolio.......................  0.08%        0.83%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Service Units of the Portfolios. The Portfolios also offer ILA Units, ILA Administration Units and ILA Class B Units (Prime Obligations only). The other classes of the Portfolios are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of ILA Service Units in connection with their customers' ac-counts. Due to the service fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Na-tional Association of Securities Dealers, Inc.'s rules regarding investment companies. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfo-lio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Ex-empt New York Portfolios outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Data for a Unit Outstanding Throughout Each Period Prime Obligations Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
----------------
1996-ILA units..    $1.00    $0.0511         --       $0.0511      $(0.0511)     $1.00      5.22%       0.41%        5.11%
1996-ILA Admin-
istration units.     1.00     0.0497         --        0.0497       (0.0497)      1.00      5.06        0.56         4.97
1996-ILA Service
units...........     1.00     0.0474         --        0.0474       (0.0474)      1.00      4.80        0.81         4.74
1996-ILA B
units (b).......     1.00     0.0262         --        0.0262       (0.0262)      1.00      3.97(d)     1.41(d)      4.09(d)
1995-ILA units..     1.00     0.0566         --        0.0566       (0.0566)      1.00      5.79        0.41         5.66
1995-ILA Admin-
istration units.     1.00     0.0551         --        0.0551       (0.0551)      1.00      5.63        0.56         5.51
1995-ILA Service
units...........     1.00     0.0522         --        0.0522       (0.0522)      1.00      5.37        0.81         5.22
1994-ILA units..     1.00     0.0394         --        0.0394       (0.0394)      1.00      4.07        0.40         3.94
1994-ILA Admin-
istration units.     1.00     0.0379         --        0.0379       (0.0379)      1.00      3.91        0.55         3.79
1994-ILA Service
units...........     1.00     0.0365         --        0.0365       (0.0365)      1.00      3.66        0.80         3.65
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00      2.97        0.40         2.91
1993-ILA Admin-
istration units.     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00      2.82        0.55         2.75
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00      2.56        0.80         2.50
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00      3.75        0.40         3.64
1992-ILA Admin-
istration units.     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00      3.60        0.55         3.39
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00      3.34        0.80         3.11
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00      6.10        0.40         5.91
1991-ILA Admin-
istration units.     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00      5.94        0.55         5.68
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00      5.68        0.80         5.58
1990-ILA units..     1.00     0.0793         --        0.0793       (0.0793)      1.00      8.21        0.38         7.93
1990-ILA Admin-
istration
units (c).......     1.00     0.0438         --        0.0438       (0.0438)      1.00      7.81(d)     0.55(d)      7.62(d)
1990-ILA Service
units (c).......     1.00     0.0425         --        0.0425       (0.0425)      1.00      7.56(d)     0.80(d)      7.25(d)
1989-ILA units..     1.00     0.0890         --        0.0890       (0.0890)      1.00      9.27        0.40         8.90
1988-ILA units..     1.00     0.0714         --        0.0714       (0.0714)      1.00      7.48        0.40         7.14
1987-ILA units..     1.00     0.0634         --        0.0634       (0.0634)      1.00      6.50        0.40         6.34
                                 RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF    EXPENSES     INCOME TO
                    PERIOD    TO AVERAGE  AVERAGE NET
                  (IN 000'S)  NET ASSETS     ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
-----------------
1996-ILA units..  $1,154,787     0.43%        5.09%
1996-ILA Admin-
istration units.      23,738     0.58         4.95
1996-ILA Service
units...........      84,707     0.83         4.72
1996-ILA B
units (b).......         346     1.43(d)      4.07(d)
1995-ILA units..   1,261,251     0.43         5.64
1995-ILA Admin-
istration units.      63,018     0.58         5.49
1995-ILA Service
units...........     227,233     0.83         5.20
1994-ILA units..   1,963,846     0.42         3.92
1994-ILA Admin-
istration units.     149,234     0.57         3.77
1994-ILA Service
units...........     170,453     0.82         3.63
1993-ILA units..   2,332,771     0.42         2.89
1993-ILA Admin-
istration units.     189,431     0.57         2.73
1993-ILA Service
units...........     137,804     0.82         2.48
1992-ILA units..   3,444,591     0.42         3.62
1992-ILA Admin-
istration units.     257,321     0.57         3.37
1992-ILA Service
units...........      22,044     0.82         3.09
1991-ILA units..   3,531,736     0.42         5.89
1991-ILA Admin-
istration units.     198,417     0.57         5.66
1991-ILA Service
units...........      18,789     0.82         5.56
1990-ILA units..   2,833,541     0.38         7.93
1990-ILA Admin-
istration
units (c).......     209,272     0.55(d)      7.62(d)
1990-ILA Service
units (c).......      19,039     0.80(d)      7.25(d)
1989-ILA units..   3,761,964     0.40         8.90
1988-ILA units..   3,799,628     0.40         7.14
1987-ILA units..   5,814,280     0.40         6.34

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b)ILA Class B unit activity commenced during May of 1996.

(c)ILA Administration and Service unit activity commenced during June of 1990.

(d)Annualized.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
                --------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0515     $0.0001      $0.0516      $(0.0516)     $1.00      5.27%       0.36%        5.15%
1996-ILA Admin-
istration units.     1.00     0.0500      0.0001       0.0501       (0.0501)      1.00      5.12        0.51         5.00
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476       (0.0476)      1.00      4.86        0.76         4.75
1995-ILA units..     1.00     0.0571         --        0.0571       (0.0571)      1.00      5.85        0.36         5.71
1995-ILA Admin-
istration units.     1.00     0.0555         --        0.0555       (0.0555)      1.00      5.69        0.51         5.55
1995-ILA Service
units...........     1.00     0.0529         --        0.0529       (0.0529)      1.00      5.43        0.76         5.29
1994-ILA units..     1.00     0.0401         --        0.0401       (0.0401)      1.00      4.13        0.35         4.01
1994-ILA Admin-
istration units.     1.00     0.0388         --        0.0388       (0.0388)      1.00      3.98        0.50         3.88
1994-ILA Service
units...........     1.00     0.0364         --        0.0364       (0.0364)      1.00      3.72        0.75         3.61
1993-ILA units..     1.00     0.0296      0.0003       0.0299       (0.0299)      1.00      3.03        0.35         2.96
1993-ILA Admin-
istration units.     1.00     0.0281      0.0003       0.0284       (0.0284)      1.00      2.88        0.50         2.81
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259       (0.0259)      1.00      2.62        0.75         2.57
1992-ILA units..     1.00     0.0368      0.0004       0.0372       (0.0372)      1.00      3.76        0.35         3.68
1992-ILA Admin-
istration units.     1.00     0.0356      0.0004       0.0360       (0.0360)      1.00      3.61        0.50         3.56
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364       (0.0364)      1.00      3.35        0.75         3.58
1991-ILA units..     1.00     0.0591      0.0004       0.0595       (0.0595)      1.00      6.12        0.35         5.91
1991-ILA Admin-
istration units.     1.00     0.0574      0.0004       0.0578       (0.0578)      1.00      5.96        0.50         5.74
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551       (0.0551)      1.00      5.70        0.75         5.47
1990-ILA units..     1.00     0.0793      0.0001       0.0794       (0.0794)      1.00      8.24        0.35         7.93
1990-ILA Admin-
istration
units (c).......     1.00     0.0424      0.0001       0.0425       (0.0425)      1.00      7.86(b)     0.50(b)      7.63(b)
1990-ILA Service
units (c).......     1.00     0.0438         --        0.0438       (0.0438)      1.00      7.61(b)     0.75(b)      7.46(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886       (0.0886)      1.00      9.31        0.35         8.85
1988-ILA units..     1.00     0.0751         --        0.0751       (0.0751)      1.00      7.66        0.27         7.51
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
------------------------------------------------------------
1987-ILA units..     1.00     0.0063         --        0.0063       (0.0063)      1.00      7.38(b)     0.15(b)      7.62(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
                --------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..  $ 703,097      0.43%        5.08%
1996-ILA Admin-
istration units.    257,258      0.58         4.93
1996-ILA Service
units...........     28,845      0.83         4.68
1995-ILA units..    574,155      0.42         5.65
1995-ILA Admin-
istration units.    164,422      0.57         5.49
1995-ILA Service
units...........     23,080      0.82         5.23
1994-ILA units..    559,470      0.43         3.93
1994-ILA Admin-
istration units.    145,867      0.58         3.80
1994-ILA Service
units...........     21,862      0.83         3.53
1993-ILA units..    699,604      0.43         2.88
1993-ILA Admin-
istration units.    150,452      0.58         2.73
1993-ILA Service
units...........     11,166      0.83         2.49
1992-ILA units..    884,571      0.43         3.60
1992-ILA Admin-
istration units.    187,445      0.58         3.48
1992-ILA Service
units...........     15,114      0.83         3.50
1991-ILA units..  1,153,191      0.42         5.84
1991-ILA Admin-
istration units.    210,330      0.57         5.67
1991-ILA Service
units...........     56,586      0.82         5.40
1990-ILA units..    924,141      0.40         7.88
1990-ILA Admin-
istration
units (c).......    204,477      0.55(b)      7.58(b)
1990-ILA Service
units (c).......     38,128      0.80(b)      7.41(b)
1989-ILA units..  1,295,389      0.40         8.80
1988-ILA units..    701,105      0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
------------------------------------------------------------
1987-ILA units..    183,633      0.40(b)      7.37(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.

(c)ILA Administration and Service unit activity commenced during June of 1990.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Government Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0504     $0.0001      $0.0505      $(0.0504)     $1.00     5.15%        0.41%        5.04%
1996-ILA Admin-
istration units.     1.00     0.0489      0.0001       0.0490       (0.0489)      1.00     4.99         0.56         4.89
1996-ILA Service
units...........     1.00     0.0463      0.0001       0.0464       (0.0463)      1.00     4.73         0.81         4.63
1995-ILA units..     1.00     0.0562      0.0002       0.0564       (0.0564)      1.00     5.77         0.41         5.62
1995-ILA Admin-
istration units.     1.00     0.0549      0.0002       0.0551       (0.0551)      1.00     5.62         0.56         5.49
1995-ILA Service
units...........     1.00     0.0519      0.0002       0.0521       (0.0521)      1.00     5.35         0.81         5.19
1994-ILA units..     1.00     0.0378      0.0002       0.0380       (0.0380)      1.00     3.94         0.40         3.78
1994-ILA Admin-
istration units.     1.00     0.0362      0.0002       0.0364       (0.0364)      1.00     3.79         0.55         3.62
1994-ILA Service
units...........     1.00     0.0350      0.0002       0.0352       (0.0352)      1.00     3.53         0.80         3.50
1993-ILA units..     1.00     0.0282      0.0008       0.0290       (0.0291)      1.00     2.94         0.40         2.82
1993-ILA Admin-
istration units.     1.00     0.0267      0.0008       0.0275       (0.0276)      1.00     2.79         0.55         2.67
1993-ILA Service
units...........     1.00     0.0242      0.0006       0.0248       (0.0250)      1.00     2.53         0.80         2.42
1992-ILA units..     1.00     0.0338      0.0027       0.0365       (0.0364)      1.00     3.70         0.40         3.38
1992-ILA Admin-
istration units.     1.00     0.0325      0.0027       0.0352       (0.0351)      1.00     3.55         0.55         3.25
1992-ILA Service
units...........     1.00     0.0309      0.0030       0.0339       (0.0336)      1.00     3.29         0.80         3.09
1991-ILA units..     1.00     0.0567      0.0011       0.0578       (0.0578)      1.00     5.91         0.40         5.67
1991-ILA Admin-
istration units.     1.00     0.0545      0.0011       0.0556       (0.0556)      1.00     5.75         0.55         5.45
1991-ILA Service
units...........     1.00     0.0522      0.0011       0.0533       (0.0533)      1.00     5.49         0.80         5.22
1990-ILA units..     1.00     0.0779      0.0003       0.0782       (0.0782)      1.00     8.11         0.39         7.79
1990-ILA Admin-
istration units
(c).............     1.00     0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)      0.55(b)      7.49(b)
1990-ILA Service
units (c).......     1.00     0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)      0.80(b)      7.15(b)
1989-ILA units..     1.00     0.0877      0.0001       0.0878       (0.0878)      1.00     9.15         0.40         8.77
1988-ILA units..     1.00     0.0716      0.0002       0.0718       (0.0718)      1.00     7.42         0.40         7.16
1987-ILA units..     1.00     0.0622      0.0001       0.0623       (0.0624)      1.00     6.43         0.40         6.22
                                 RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..  $  694,651     0.44%        5.01%
1996-ILA Admin-
istration units.      36,055     0.59         4.86
1996-ILA Service
units...........      94,228     0.84         4.60
1995-ILA units..     570,469     0.43         5.60
1995-ILA Admin-
istration units.      47,558     0.58         5.47
1995-ILA Service
units...........      85,401     0.83         5.17
1994-ILA units..     881,520     0.44         3.74
1994-ILA Admin-
istration units.      95,483     0.59         3.58
1994-ILA Service
units...........     156,930     0.84         3.46
1993-ILA units..   1,315,378     0.43         2.79
1993-ILA Admin-
istration units.     161,845     0.58         2.64
1993-ILA Service
units...........     101,272     0.83         2.39
1992-ILA units..   1,785,472     0.42         3.36
1992-ILA Admin-
istration units.     461,542     0.57         3.23
1992-ILA Service
units...........      56,389     0.82         3.07
1991-ILA units..   2,103,627     0.43         5.64
1991-ILA Admin-
istration units.     464,060     0.58         5.42
1991-ILA Service
units...........     200,176     0.83         5.19
1990-ILA units..   2,203,756     0.39         7.79
1990-ILA Admin-
istration units
(c).............     296,313     0.55(b)      7.49(b)
1990-ILA Service
units (c).......     132,888     0.80(b)      7.15(b)
1989-ILA units..   2,268,330     0.40         8.77
1988-ILA units..   2,197,796     0.40         7.16
1987-ILA units..   2,243,870     0.40         6.22

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Treasury Obligations Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL
                  VALUE AT     NET       GAIN ON    INCOME FROM
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0498     $0.0002      $0.0500
1996-ILA Admin-
istration units.     1.00     0.0483      0.0003       0.0486
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460
1995-ILA units..     1.00     0.0551      0.0007       0.0558
1995-ILA Admin-
istration units.     1.00     0.0537      0.0007       0.0544
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518
1994-ILA units..     1.00     0.0377         --        0.0377
1994-ILA Admin-
istration units.     1.00     0.0368         --        0.0368
1994-ILA Service
units...........     1.00     0.0340         --        0.0340
1993-ILA units..     1.00     0.0279      0.0006       0.0285
1993-ILA Admin-
istration units.     1.00     0.0264      0.0006       0.0270
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245
1992-ILA units..     1.00     0.0339      0.0025       0.0364
1992-ILA Admin-
istration units.     1.00     0.0320      0.0023       0.0343
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318
1991-ILA units..     1.00     0.0557      0.0018       0.0575
1991-ILA Admin-
istration units.     1.00     0.0540      0.0018       0.0558
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533
1990-ILA units..     1.00     0.0772      0.0002       0.0774
1990-ILA Admin-
istration
units (c).......     1.00     0.0413      0.0002       0.0415
1990-ILA Service
units (c).......     1.00     0.0417      0.0003       0.0420
1989-ILA units..     1.00     0.0864      0.0005       0.0869
1988-ILA units..     1.00     0.0704      0.0004       0.0708
1987-ILA units..     1.00     0.0617      0.0002       0.0619
                                                                                               RATIOS ASSUMING NO
                                                                                             WAIVER OF FEES AND NO
                                                                                              EXPENSE LIMITATIONS
                                                                                           -------------------------
                                                                   RATIO OF NET    NET                  RATIO OF NET
                                 NET ASSET            RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                                 VALUE AT             EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..     $(0.0500)     $1.00      5.11%       0.41%        4.98%    $ 574,734      0.43%        4.96%
1996-ILA Admin-
istration units.      (0.0486)      1.00      4.95        0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      (0.0460)      1.00      4.69        0.81         4.59       123,483      0.83         4.57
1995-ILA units..      (0.0558)      1.00      5.73        0.41         5.51       711,209      0.43         5.49
1995-ILA Admin-
istration units.      (0.0544)      1.00      5.57        0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      (0.0518)      1.00      5.31        0.81         5.11       119,692      0.83         5.09
1994-ILA units..      (0.0377)      1.00      3.91        0.40         3.77       713,816      0.44         3.73
1994-ILA Admin-
istration units.      (0.0368)      1.00      3.75        0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      (0.0340)      1.00      3.49        0.80         3.40       108,972      0.84         3.35
1993-ILA units..      (0.0286)      1.00      2.89        0.40         2.79       969,565      0.43         2.76
1993-ILA Admin-
istration units.      (0.0270)      1.00      2.74        0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      (0.0246)      1.00      2.48        0.80         2.39       185,506      0.83         2.36
1992-ILA units..      (0.0362)      1.00      3.65        0.40         3.39     1,328,036      0.43         3.36
1992-ILA Admin-
istration units.      (0.0343)      1.00      3.49        0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      (0.0318)      1.00      3.23        0.80         2.94       183,208      0.83         2.91
1991-ILA units..      (0.0575)      1.00      5.90        0.40         5.57     1,709,321      0.43         5.54
1991-ILA Admin-
istration units.      (0.0558)      1.00      5.74        0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      (0.0533)      1.00      5.48        0.80         5.15       154,419      0.83         5.12
1990-ILA units..      (0.0774)      1.00      8.05        0.39         7.72     1,816,991      0.39         7.72
1990-ILA Admin-
istration
units (c).......      (0.0415)      1.00      7.67(b)     0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units (c).......      (0.0421)      1.00      7.42(b)     0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      (0.0869)      1.00      9.06        0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      (0.0708)      1.00      7.30        0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      (0.0619)      1.00      6.32        0.40         6.17     1,693,767      0.40         6.17

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period

Treasury Instruments Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0496     $0.0004      $0.0500      $(0.0500)     $1.00      5.10%       0.21%        4.96%
1996-ILA Admin-
istration units.     1.00     0.0482      0.0004       0.0486       (0.0486)      1.00      4.95        0.36         4.82
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460       (0.0460)      1.00      4.68        0.61         4.56
1995-ILA units..     1.00     0.0550      0.0006       0.0556       (0.0556)      1.00      5.70        0.21         5.50
1995-ILA Admin-
istration units.     1.00     0.0534      0.0007       0.0541       (0.0540)      1.00      5.54        0.36         5.34
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505       (0.0505)      1.00      5.28        0.61         5.00
1994-ILA units..     1.00     0.0397      0.0001       0.0398       (0.0398)      1.00      4.01        0.20         3.96
1994-ILA Admin-
istration units.     1.00     0.0397      0.0001       0.0398       (0.0398)      1.00      3.85        0.35         3.97
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372       (0.0372)      1.00      3.59        0.60         3.72
1993-ILA units..     1.00     0.0288      0.0006       0.0294       (0.0294)      1.00      2.98        0.20         2.88
1993-ILA Admin-
istration units.     1.00     0.0273      0.0006       0.0279       (0.0279)      1.00      2.83        0.35         2.73
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254       (0.0254)      1.00      2.57        0.60         2.48
1992-ILA units..     1.00     0.0338      0.0012       0.0350       (0.0350)      1.00      3.54        0.18         3.38
1992-ILA Admin-
istration units.     1.00     0.0326      0.0012       0.0338       (0.0338)      1.00      3.38        0.33         3.26
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286       (0.0286)      1.00      3.13        0.58         2.75
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..     1.00     0.0486      0.0013       0.0499       (0.0499)      1.00      5.75(b)     0.10(b)      5.28(b)
1991-ILA Admin-
istration
units (c).......     1.00     0.0210      0.0010       0.0220       (0.0220)      1.00      5.21(b)     0.25(b)      4.77(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482       (0.0482)      1.00      5.33(b)     0.50(b)      5.13(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..   $708,999      0.43%        4.74%
1996-ILA Admin-
istration units.    137,706      0.58         4.60
1996-ILA Service
units...........    383,901      0.83         4.34
1995-ILA units..    586,294      0.44         5.27
1995-ILA Admin-
istration units.     68,713      0.59         5.11
1995-ILA Service
units...........    123,254      0.84         4.77
1994-ILA units..    547,351      0.43         3.73
1994-ILA Admin-
istration units.     64,388      0.58         3.74
1994-ILA Service
units...........     74,451      0.83         3.49
1993-ILA units..    456,411      0.44         2.64
1993-ILA Admin-
istration units.     26,553      0.59         2.49
1993-ILA Service
units...........     34,014      0.84         2.24
1992-ILA units..    422,506      0.45         3.11
1992-ILA Admin-
istration units.      6,915      0.60         2.99
1992-ILA Service
units...........     29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..    424,436      0.45(b)      4.93(b)
1991-ILA Admin-
istration
units (c).......     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      9,430      0.85(b)      4.78(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during July and Jan-uary of 1991, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0513       --         $0.0513      $(0.0513)     $1.00      5.24%       0.26%        5.13%
1996-ILA Admin-
istration units.     1.00     0.0498       --          0.0498       (0.0498)      1.00      5.09        0.41         4.98
1996-ILA Service
units...........     1.00     0.0473       --          0.0473       (0.0473)      1.00      4.83        0.66         4.73
1995-ILA units..     1.00     0.0569       --          0.0569       (0.0569)      1.00      5.83        0.26         5.69
1995-ILA Admin-
istration units.     1.00     0.0550       --          0.0550       (0.0550)      1.00      5.67        0.41         5.50
1995-ILA Service
units...........     1.00     0.0522       --          0.0522       (0.0522)      1.00      5.41        0.66         5.22
1994-ILA units..     1.00     0.0407       --          0.0407       (0.0407)      1.00      4.11        0.25         4.07
1994-ILA Admin-
istration units.     1.00     0.0388       --          0.0388       (0.0388)      1.00      3.95        0.40         3.88
1994-ILA Service
units...........     1.00     0.0392       --          0.0392       (0.0392)      1.00      3.69        0.65         3.92
1993-ILA units..     1.00     0.0296       --          0.0296       (0.0296)      1.00      3.00        0.25         2.96
1993-ILA Admin-
istration units.     1.00     0.0281       --          0.0281       (0.0281)      1.00      2.84        0.40         2.81
1993-ILA Service
units (c).......     1.00     0.0157       --          0.0157       (0.0157)      1.00      2.56(b)     0.65(b)      2.54(b)
1992-ILA units..     1.00     0.0358       --          0.0358       (0.0358)      1.00      3.61        0.25         3.58
1992-ILA Admin-
istration units.     1.00     0.0340       --          0.0340       (0.0340)      1.00      3.46        0.40         3.40
1991-ILA units..     1.00     0.0576       --          0.0576       (0.0576)      1.00      5.94        0.25         5.76
1991-ILA Admin-
istration units.     1.00     0.0542       --          0.0542       (0.0542)      1.00      5.78        0.40         5.42
1991-ILA Service
units (c).......     1.00     0.0196       --          0.0196       (0.0196)      1.00      5.55b)      0.65(b)      5.56(b)
1990-ILA units..     1.00     0.0772       --          0.0772       (0.0772)      1.00      8.06        0.25         7.72
1990-ILA Admin-
istration
units (d).......     1.00     0.0205       --          0.0205       (0.0205)      1.00      7.39(b)     0.40(b)      7.25(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1989-ILA units..     1.00     0.0516       --          0.0516       (0.0516)      1.00      7.62(b)     0.19(b)      8.41(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $2,303,677     0.43%        4.96%
1996-ILA Admin-
istration units.     794,537     0.58         4.81
1996-ILA Service
units...........     192,416     0.83         4.56
1995-ILA units..   1,731,935     0.42         5.53
1995-ILA Admin-
istration units.     516,917     0.57         5.34
1995-ILA Service
units...........     102,576     0.82         5.06
1994-ILA units..   1,625,567     0.42         3.90
1994-ILA Admin-
istration units.     329,896     0.57         3.71
1994-ILA Service
units...........      15,539     0.82         3.75
1993-ILA units..   1,430,292     0.42         2.79
1993-ILA Admin-
istration units.     362,401     0.57         2.64
1993-ILA Service
units (c).......       1,425     0.82(b)      2.37(b)
1992-ILA units..   1,600,989     0.42         3.41
1992-ILA Admin-
istration units.     312,792     0.57         3.23
1991-ILA units..   1,656,232     0.42         5.59
1991-ILA Admin-
istration units.     291,810     0.57         5.25
1991-ILA Service
units (c).......         --      0.82(b)      5.39(b)
1990-ILA units..   1,368,765     0.40         7.57
1990-ILA Admin-
istration
units (d).......      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
1989-ILA units..     455,230     0.40(b)      8.20(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.

(d)ILA Administration unit activity commenced during September of 1990.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

-------------------------------------------------------------------------------

                              INCOME FROM INVESTMENT OPERATIONS
                            -------------------------------------
                                            NET                                                                    RATIO OF NET
                  NET ASSET               REALIZED       TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET     GAIN (LOSS) ON INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT   INVESTMENT   INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME    TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0320      $    --       $0.0320      $(0.0320)     $1.00      3.25%       0.31%        3.20%
1996-ILA Admin-
istration units.     1.00     0.0306           --        0.0306       (0.0306)      1.00      3.09        0.46         3.06
1996-ILA Service
units...........     1.00     0.0279           --        0.0279       (0.0279)      1.00      2.84        0.71         2.79
1995-ILA units..     1.00     0.0365           --        0.0365       (0.0365)      1.00      3.72        0.31         3.65
1995-ILA Admin-
istration units.     1.00     0.0351           --        0.0351       (0.0352)      1.00      3.57        0.46         3.51
1995-ILA Service
units...........     1.00     0.0324           --        0.0324       (0.0325)      1.00      3.31        0.71         3.24
1994-ILA units..     1.00     0.0264           --        0.0264       (0.0264)      1.00      2.71        0.30         2.64
1994-ILA Admin-
istration units.     1.00     0.0250           --        0.0250       (0.0250)      1.00      2.55        0.45         2.50
1994-ILA Service
units...........     1.00     0.0220           --        0.0220       (0.0220)      1.00      2.30        0.70         2.20
1993-ILA units..     1.00     0.0222           --        0.0222       (0.0222)      1.00      2.25        0.30         2.22
1993-ILA Admin-
istration units.     1.00     0.0207           --        0.0207       (0.0207)      1.00      2.09        0.45         2.08
1993-ILA Service
units...........     1.00     0.0183           --        0.0183       (0.0183)      1.00      1.84        0.70         1.83
1992-ILA units..     1.00     0.0277           --        0.0277       (0.0277)      1.00      2.82        0.30         2.77
1992-ILA Admin-
istration units.     1.00     0.0266           --        0.0266       (0.0266)      1.00      2.67        0.45         2.66
1992-ILA Service
units...........     1.00     0.0243           --        0.0243       (0.0243)      1.00      2.41        0.70         2.43
1991-ILA units..     1.00     0.0424           --        0.0424       (0.0424)      1.00      4.33        0.32         4.24
1991-ILA Admin-
istration units.     1.00     0.0406           --        0.0406       (0.0406)      1.00      4.17        0.47         4.06
1991-ILA Service
units...........     1.00     0.0386           --        0.0386       (0.0386)      1.00      3.91        0.72         3.86
1990-ILA units..     1.00     0.0550       (0.0001)      0.0549       (0.0549)      1.00      5.64        0.40         5.50
1990-ILA Admin-
istration
units (c).......     1.00     0.0301           --        0.0301       (0.0300)      1.00      5.43(b)     0.55(b)      5.40(b)
1990-ILA Service
units (c).......     1.00     0.0259           --        0.0259       (0.0259)      1.00      5.17(b)     0.80(b)      5.16(b)
1989-ILA units..     1.00     0.0591       (0.0001)      0.0590       (0.0590)      1.00      6.07        0.40         5.91
1988-ILA units..     1.00     0.0487        0.0003       0.0490       (0.0490)      1.00      5.03        0.40         4.87
1987-ILA units..     1.00     0.0413       (0.0003)      0.0410       (0.0410)      1.00      4.23        0.40         4.13
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $1,514,443     0.41%        3.10%
1996-ILA Admin-
istration units.      59,097     0.56         2.96
1996-ILA Service
units...........      28,921     0.81         2.69
1995-ILA units..   1,342,585     0.42         3.54
1995-ILA Admin-
istration units.      48,773     0.57         3.40
1995-ILA Service
units...........      49,647     0.82         3.13
1994-ILA units..   1,434,965     0.41         2.53
1994-ILA Admin-
istration units.      97,778     0.56         2.39
1994-ILA Service
units...........      36,492     0.81         2.09
1993-ILA units..   1,769,477     0.41         2.11
1993-ILA Admin-
istration units.      99,896     0.56         1.97
1993-ILA Service
units...........      45,172     0.81         1.72
1992-ILA units..   1,333,925     0.42         2.65
1992-ILA Admin-
istration units.      50,225     0.57         2.54
1992-ILA Service
units...........      29,534     0.82         2.31
1991-ILA units..   1,044,986     0.42         4.14
1991-ILA Admin-
istration units.      37,567     0.57         3.96
1991-ILA Service
units...........      52,399     0.82         3.76
1990-ILA units..     603,895     0.40         5.50
1990-ILA Admin-
istration
units (c).......      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      56,810     0.80(b)      5.16(b)
1989-ILA units..     688,556     0.40         5.91
1988-ILA units..     907,782     0.40         4.87
1987-ILA units..     965,714     0.40         4.13

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio

-------------------------------------------------------------------------------

                                          INCOME FROM INVESTMENT OPERATIONS
                                       ---------------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       LOSS ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0299         --       $0.0299      $(0.0299)     $1.00      3.03%       0.41%        2.99%
1996-ILA Admin-
istration units.     1.00     0.0284         --        0.0284       (0.0284)      1.00      2.88        0.56         2.84
1995-ILA units..     1.00     0.0349         --        0.0349       (0.0350)      1.00      3.55        0.41         3.49
1995-ILA Admin-
istration units.     1.00     0.0332         --        0.0332       (0.0332)      1.00      3.40        0.56         3.32
1994-ILA units..     1.00     0.0250         --        0.0250       (0.0250)      1.00      2.53        0.40         2.50
1994-ILA Admin-
istration units.     1.00     0.0233         --        0.0233       (0.0233)      1.00      2.37        0.55         2.33
1993-ILA units..     1.00     0.0206         --        0.0206       (0.0206)      1.00      2.09        0.40         2.06
1993-ILA Admin-
istration units.     1.00     0.0191         --        0.0191       (0.0191)      1.00      1.93        0.55         1.91
1993-ILA Service
units...........     1.00     0.0166         --        0.0166       (0.0166)      1.00      1.68        0.76         1.66
1992-ILA units..     1.00     0.0256     (0.0001)      0.0255       (0.0256)      1.00      2.62        0.40         2.56
1992-ILA Admin-
istration units.     1.00     0.0235     (0.0002)      0.0233       (0.0235)      1.00      2.47        0.55         2.35
1992-ILA Service
units...........     1.00     0.0081         --        0.0081       (0.0081)      1.00      1.99(b)     0.80(b)      2.03(b)
1991-ILA units..     1.00     0.0388         --        0.0388       (0.0388)      1.00      3.92        0.40         3.88
1991-ILA Admin-
istration units
units...........     1.00     0.0376         --        0.0376       (0.0376)      1.00      3.80        0.55         3.76
1990-ILA units..     1.00     0.0511     (0.0001)      0.0510       (0.0511)      1.00      5.24        0.40         5.11
1990-ILA Admin-
istration
units (c).......     1.00     0.0042         --        0.0042       (0.0042)      1.00      5.14(b)     0.55(b)      5.33(b)
1989-ILA units..     1.00     0.0573     (0.0001)      0.0572       (0.0572)      1.00      5.93        0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------
1988-ILA units..     1.00     0.0139         --        0.0139       (0.0139)      1.00      5.81(b)     0.24(b)      5.74(b)
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
               ----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..   $440,476      0.42%        2.98%
1996-ILA Admin-
istration units.        142      0.57         2.83
1995-ILA units..    346,728      0.41         3.49
1995-ILA Admin-
istration units.         61      0.56         3.32
1994-ILA units..    227,399      0.41         2.49
1994-ILA Admin-
istration units.        790      0.56         2.32
1993-ILA units..    229,839      0.44         2.02
1993-ILA Admin-
istration units.      1,425      0.59         1.87
1993-ILA Service
units...........        --       0.84         1.54
1992-ILA units..    161,868      0.47         2.49
1992-ILA Admin-
istration units.         31      0.62         2.28
1992-ILA Service
units...........          3      0.87(b)      1.96(b)
1991-ILA units..    102,494      0.47         3.81
1991-ILA Admin-
istration units
units...........         13      0.62         3.69
1990-ILA units..    106,972      0.40         5.11
1990-ILA Admin-
istration
units (c).......         68      0.55(b)      5.33(b)
1989-ILA units..    112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------
1988-ILA units..     41,028      0.38(b)      5.60(b)

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1996, 1995, 1994.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL
                  VALUE AT     NET       LOSS ON    INCOME FROM
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..    $1.00    $0.0301         --       $0.0301
1996-ILA Admin-
istration units.     1.00     0.0288         --        0.0288
1995-ILA units..     1.00     0.0344         --        0.0344
1995-ILA Admin-
istration units.     1.00     0.0328         --        0.0328
1994-ILA units..     1.00     0.0262         --        0.0262
1994-ILA Admin-
istration units.     1.00     0.0247         --        0.0247
1993-ILA units..     1.00     0.0221         --        0.0221
1993-ILA Admin-
istration units.     1.00     0.0205         --        0.0205
1992-ILA units..     1.00     0.0265         --        0.0265
1992-ILA Admin-
istration units.     1.00     0.0253         --        0.0253
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
-------------------------------------------------------------
1991-ILA units..     1.00     0.0347     (0.0002)      0.0345
1991-ILA Admin-
istration
         units (c).......     1.00     0.0330         --        0.0330
                                                                                               RATIOS ASSUMING NO
                                                                                             WAIVER OF FEES AND NO
                                                                                              EXPENSE LIMITATIONS
                                                                                           -------------------------
                                                                   RATIO OF NET    NET                  RATIO OF NET
                                 NET ASSET            RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                                 VALUE AT             EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
               -----------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-ILA units..     $(0.0301)     $1.00      3.05%       0.32%        3.01%     $70,175       0.43%        2.90%
1996-ILA Admin-
istration units.      (0.0288)      1.00      2.90        0.47         2.88       44,319       0.58         2.77
1995-ILA units..      (0.0344)      1.00      3.51        0.30         3.44       90,537       0.44         3.30
1995-ILA Admin-
istration units.      (0.0328)      1.00      3.35        0.45         3.28       26,724       0.59         3.14
1994-ILA units..      (0.0262)      1.00      2.56        0.24         2.62       84,517       0.47         2.39
1994-ILA Admin-
istration units.      (0.0247)      1.00      2.41        0.39         2.47       38,970       0.62         2.24
1993-ILA units..      (0.0221)      1.00      2.21        0.10         2.21       48,367       0.51         1.80
1993-ILA Admin-
istration units.      (0.0205)      1.00      2.05        0.25         2.05       20,306       0.66         1.64
1992-ILA units..      (0.0265)      1.00      2.71        0.10         2.65       16,844       0.57         2.18
1992-ILA Admin-
istration units.      (0.0253)      1.00      2.55        0.25         2.53       14,641       0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31,
-------------------------------------------------------------
1991-ILA units..      (0.0347)      1.00      4.02(b)     0.10(b)      3.96(b)    11,070       0.76(b)      3.30(b)
1991-ILA Admin-
istration
units (c).......      (0.0330)      1.00      3.87(b)     0.25(b)      3.90(b)    19,198       0.91(b)      3.24(b)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c)ILA Administration unit activity commenced during February of 1991.

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obligations and Government Portfolios.

    TAX-ADVANTAGED PORTFOLIOS: Treasury Instruments and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE AND TAX-ADVANTAGED
  PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by in-vesting exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should con-sult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO. The Taxable Portfolios will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may purchase Second Tier Securi-ties, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                        INVESTMENT POLICIES MATRIX

                                                                                SHORT-TERM
                                                                              OBLIGATIONS OF                     ASSET-BACKED &
                     US          US                                            CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT        BANK           COMMERCIAL         AND OTHER         REPURCHASE        BACKED
   PORTFOLIO     OBLIGATIONS SECURITIES    OBLIGATIONS          PAPER            ENTITIES          AGREEMENTS     SECURITIES+
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations        [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                         U.S. Banks Only                     U.S. entities only
------------------------------------------------------------------------------------------------------------------------------
Money Market
                    [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                        Over 25% of total  US and           US and Foreign
                                        assets must be     Foreign (US$)    (US$) Entities
                                        invested in US     Commercial Paper
                                        and Foreign
                                        (US$) Banks
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations         [_]                                                                            [_]
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments         [_]
-------------------------------------------------------------------------------------------------------------------------------
Government           [_]        [_]                                                                   [_]
-------------------------------------------------------------------------------------------------------------------------------
Federal              [_]        [_]
                                                                                                (Does not intend
                                                                                                to invest)
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified                                                   [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California                                                    [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York                                                          [_]
                                                           Tax-exempt only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
   PORTFOLIO        (US$)
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                    [_]

-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
-------------------------------------------------------------------------------------------------------------------------------
Government
-------------------------------------------------------------------------------------------------------------------------------
Federal
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.

  + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.


                                                                                          SUMMARY
                                                                                             OF
   TAXABLE              TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED     TAXATION FOR
  MUNICIPALS            MUNICIPALS                QUALITY****  COMPANIES   SECURITIES  DISTRIBUTIONS*   MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------------
      [_]                                                         [_]           [_]
                                                   First      Up to 10% of            Taxable federal
                                                   Tier       total assets            and state**
                                                              in other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]           [_]
                                                   First      Up to 10%              Taxable federal  May invest in
                                                   Tier       of total                and state**      obligations of
                                                              assets in                                the
                                                              other                                    International
                                                              investment                               Bank for
                                                              companies                                Reconstruction
                                                                                                       and Development
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and generally
                                                              assets in               exempt from
                                                              other                   state taxation
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                [_]
                                                   First      Up to 10%              Taxable federal   Under
                                                   Tier       of total                and generally    extraordinary
                                                              assets in               exempt from      circumstances,
                                                              other                   state taxation   may hold cash,
                                                              investment                               U.S. Government
                                                              companies                                Securities
                                                                                                       subject to
                                                                                                       state taxation
                                                                                                       or cash
                                                                                                       equivalents
----------------------------------------------------------------------------------------------------------------------
                       [_]                                      [_]           [_]
                    At least 80% of net assets     First or   Up to 10%              Tax-exempt       May (but does
                    in Municipal Instruments       Second     of total                federal and      not currently
                    (except in extraordinary       Tier       assets in               taxable          intend to)
                    circumstances)                            other                   state***         invest up to
                                                              investment                               20% in AMT
                                                              companies                                securities and
                                                                                                       may temporarily
                                                                                                       invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                      [_]            [_]
                                                  First or    Up to 10%              Tax-exempt       May (but does
                    At least 80% of net assets     Second     of total                federal and      not currently
                    in Municipal Instruments and   Tier       assets in               California       intend to)
                    at least 65% of its total                 other                   State            invest up to
                    assets must be invested in                investment                               20% in AMT
                    California Instruments                    companies                                securities and
                    (except in extraordinary                                                           may temporarily
                    circumstances)                                                                     invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                      [_]                                        [_]           [_]
                    At least 80% of net assets     First or   Up to 10%              Tax-exempt       May invest up
                    in Municipal Instruments and   Second     of total                federal, New     to 20% in AMT
                    at least 65% of its total      Tier       assets in               York State and   securities and
                    assets must be invested in                other                   New York City    may temporarily
                    New York Instruments (except              investment                               invest in the
                    in                                        companies                                taxable money
                    extraordinary circumstances)                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein

   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

  ** Taxable in many states except for distributions from U.S. Treasury obliga-tion interest income and certain U.S. Government securities interest in-come.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

**** To the extent permitted by Rule 2a-7, a Portfolio holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and the Federal Portfolio may also invest in certain U.S. Government Securities the interest from which is generally exempt from state income taxa-tion. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instru-mentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial pa-per. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obliga-tions. As a result, the Portfolio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the man-ner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of inter-est rates, increased competition from other types of financial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly sus-ceptible to certain economic factors, such as interest rate changes and ad-verse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" be-low.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a for-eign government or entity located or organized in a foreign country that main-tains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market Portfolio may not invest more than 25% of its total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  CALIFORNIA INSTRUMENTS: Obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: Obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city personal income tax.

TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS:

                        TAX-                 TAX-
                        EXEMPT DIVERSIFIED   EXEMPT CALIFORNIA    TAX-EXEMPT NEW YORK
                        PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------
  FIXED RATE NOTES AND  In highest short-    In one of the two    In one of the two
  SIMILAR DEBT          term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  VARIABLE AND          In highest short-    In one of the two    In one of the two
  FLOATING RATE DEMAND  term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  TAX-EXEMPT            In highest rating    In one of the two    In one of the two
  COMMERCIAL PAPER      category             highest rating       highest rating
                                             categories           categories
--------------------------------------------------------------------------------------
  MUNICIPAL BONDS       In one of the two    In one of the two    In one of the two
                        highest rating       highest rating       highest rating
                        categories           categories           categories
--------------------------------------------------------------------------------------
  UNRATED NOTES,        Determined to be of  Determined to be of  Determined to be of
  PAPER, BONDS AND      comparable quality   comparable quality   comparable quality
  OTHER INSTRUMENTS     by Adviser pursuant  by Adviser pursuant  by Adviser pursuant to criteria approved to criteria approved to criteria approved
                        by the Trustees      by the Trustees      by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments, except in extraor-dinary circumstances. In addition, as a matter of fundamental policy, at least 65% of each of the Tax-Exempt California and Tax-Exempt New York Portfolio's total assets will be invested in California and New York Instruments, respec-tively, except in extraordinary circumstances. Each Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfolios, in Municipal Instruments that are not California or New York Instruments, respectively, when acceptable Cal-ifornia and New York Instruments are not available or when the Adviser be-lieves that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt California and Tax-Ex-empt New York Portfolios' distributions of interest from Municipal Instruments other than California and New York Instruments, respectively, may be subject to California and New York state and New York city personal income taxes, re-spectively.

  The Prime Obligations and Money Market Portfolios may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable invest-ments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand fea-tures or other unconditional obligations to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or float-ing rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at speci-fied intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Portfolio may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders un-der the federal alternative minimum tax. See

"Taxes" and "Distributions." The Tax-Exempt New York Portfolio may invest up to 20% of its net assets in private activity bonds. The Tax-Exempt Diversified and Tax-Exempt California Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of each Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfo-lios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Munici-pal Instruments the interest on which is paid solely from revenues from simi-lar projects such as hospitals, electric utility systems, multi-family hous-ing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, re-spectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Port-folio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State'), and by the financial condition of the State, its public authorities and polit-ical subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and edu-cation districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California gov-ernmental entities and future voter initiatives could result in adverse consequences affecting California Instruments. Also, the ultimate fiscal ef-fect of federally-mandated reform of welfare programs on the State and its lo-cal governments is still to be resolved.

  These factors, among others (including the outcome of related pending liti-gation), could reduce the credit standing of certain issuers of California In-struments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. In recent years, several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Instruments has at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga-tions issued by other jurisdictions. A recurrence of the financial difficul-ties previously experienced by certain issuers of New York Instruments could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York In-struments. Although as of April 1, 1997 no issuers of New York Instruments were in default with respect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required for federal income tax purposes). For these tax purposes, with respect to 50% of the value of its total assets, none of these Portfolios invests more than 5% of the value of its total assets in securities of a single issuer (except U.S. Government Securities or securities of other regulated investment companies), nor, with respect to the other 50% of the value of its total assets, does it invest more than 25% of the value of its total assets in the securities of a single issuer (except U.S. Government Securities or securities of other regu-lated investment companies). These Federal tax diversification requirements apply only at taxable quarter ends and are subject to certain qualifications and exceptions. Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may only en-ter into repurchase agreements with primary dealers in U.S. Government Securi-ties. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a partic-ular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased security. A Port-folio's custodian or subcustodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued secu-rity or forward commitment prior to settlement if the Adviser deems it appro-priate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such in-vestments prescribed by the Investment Company Act. These limits include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other invest-ment companies will have investment objectives, policies and restrictions sub-stantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT PORTFOLIOS. Each Portfolio will comply with the con-ditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the li-quidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Ad-viser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that quali-fied institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of April , 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $ billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Portfolio may en-ter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                          FISCAL YEAR ENDED
                                         CONTRACTUAL RATE DECEMBER 31, 1996
                                         ---------------- -----------------
       Prime Obligations Portfolio             .35%             .35%
       Money Market Portfolio                  .35%             .30%
       Treasury Obligations Portfolio          .35%             .35%
       Treasury Instruments Portfolio          .35%             .15%
       Government Portfolio                    .35%             .35%
       Federal Portfolio                       .35%             .20%
       Tax-Exempt Diversified Portfolio        .35%             .25%
       Tax-Exempt California Portfolio         .35%             .35%
       Tax-Exempt New York Portfolio           .35%             .26%

  The difference, if any, between the stated advisory fee and the actual fee paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraor-dinary expenses) on an annualized basis to .43% of the average daily net as-sets of the Portfolio less the effect of fee reductions, if any. Such reduc-tions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the ex-press approval of the Trustees. In addition, with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, GSAM has voluntarily agreed to reduce or limit each Portfolio's annual total operating expenses (excluding fees payable to Service Organizations, as de-fined herein) to .37%, .22%, .27%, .32% and .33% respectively, of average daily net assets and for each other Portfolio to .42% of average daily net as-sets. GSAM has no current intention to but may in the future discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to unitholders as or-dinary income, except for any "exempt interest dividends" paid by the Tax-Ex-empt Portfolios, as described below. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to distributions of any Portfolio regardless of whether distributions are received in cash or rein-vested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of the Tax-Exempt Portfolios that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the Califor-nia and New York City and State personal income tax laws, respectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by the Tax-Exempt Portfolios from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attributable to exempt-interest dividends re-ceived by a Portfolio from other regulated investment companies, will gener-ally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest divi-dends will be considered in computing the corporate federal alternative mini-mum tax, and the extent, if any, to which social security or railroad retire-ment benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest incurred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-in-terest dividends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities and is expected to be unable to pass such taxes through to unitholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt munici-pal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for hold-ings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Portfolios will cease, and each other Portfolio re-serves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities markets close. On days any Portfolio closes early, purchase and redemption orders re-ceived after the PSA recommended closing time will be credited to the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Busi-ness Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the adver-tisement). This income is then annualized; that is, the amount of income gen-erated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The ef-fective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts trust, and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interests in separate series, without further action by unitholders. Ad-ditional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios, which are: ILA Units, ILA Administration Units and ILA Service Units, except for the Prime Obligations Portfolio which has four classes of units: ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units. (Institutions that provide services to holders of ILA Ad-ministration or ILA Service Units are referred to in this Prospectus as "Serv-ice Organizations").

  When issued, units are fully paid and nonassessable by the Trust. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.

  As of April 1, 1997, Bank of New York, 48 Wall Street, New York, NY 10286, owned of record 32.49% of the outstanding units of Treasury Instruments Port-folio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

                              ADDITIONAL SERVICES

  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate certain institutions for providing ac-count administration and personal and account maintenance services to their customers who are beneficial owners of such Units (each a "Service Organiza-tion"). Each Portfolio will enter into agreements with Service Organizations which purchase ILA Service Units on behalf of their customers ("Service Agree-ments"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provided, how-ever, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, processing orders to purchase, redeem and exchange ILA Service Units for its customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Service Units at-tributable to or held of record by such Service Organization for providing certain additional services to its customers. Such compensation will not rep-resent an additional expense to a Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Exempt Diversified Portfolios paid Service Organi-zations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units.

  Holders of ILA Service Units of a Portfolio will bear all expenses and fees paid to Service Organizations with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations may charge other fees to their customers who are the beneficial owners of ILA Service Units in connection with their customer ac-counts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio.

  All inquiries of beneficial owners of ILA Service Units of the Portfolios should be directed to such owners' Service Organization.

                               PURCHASE OF UNITS

  It is expected that all direct purchasers of ILA Service Units will be Serv-ice Organizations or their nominees, which may purchase ILA Service Units of the Portfolios through Goldman Sachs. Customers of Service Organizations may invest in such Units only through their Service Organizations.

  As set forth below, ILA Service Units of the Portfolios may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of ILA Service Units may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of re-ceipt and that checks will be converted to federal funds within two Business Days after receipt. ILA Service Units purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Units."

  Purchases of units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  ILA Service Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Service Units purchased as follows:

-------------------------------------------------------------------------------

       IF ORDER IS RECEIVED FROM A
                 SERVICE
      ORGANIZATION BY GOLDMAN SACHS                                    DIVIDENDS BEGIN
      -----------------------------                                   -----------------

  (1) In the case of the Taxable and Tax-Advantaged Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Service Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. Goldman Sachs, as each Portfo-lio's transfer agent, will maintain a complete record of transactions and ILA Service Units held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to ILA Service Units. However, a Service Organization may impose a minimum amount for initial and subsequent investments in ILA

Service Units of the Portfolios, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services ren-dered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges. A Service Organization may purchase ILA Service Units in connection with sweep account programs.

                            REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of ILA Service Units of each Portfolio, including Service Organizations who hold such Units for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs to unitholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial owners of such Units.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional ILA Service Units of the same Portfolio or, at the election of a Service Organiza-tion, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Service Units of each Portfolio may be exchanged by Service Organiza-tions for units of the corresponding class of any Portfolio or Fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such in-structions are genuine. Exchanges are available only in states where the ex-change may legally be made. The exchange privilege may be modified or with-drawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  Customers of Service Organizations may redeem ILA Service Units of a Portfo-lio through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Units without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone privilege has been elected on the Account Information Form. It may be difficult to implement re-demptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege described below. Goldman Sachs re-serves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for ILA Service Units re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of ILA Service Units.

------------------------------------------------------------------------------

           REDEMPTION REQUEST            REDEMPTION
        RECEIVED FROM A SERVICE           PROCEEDS
     ORGANIZATION BY GOLDMAN SACHS       ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
   (1) In the case of the Taxable and Tax-Advantaged Portfolios
      By:     3:00 p.m.-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------
   After:     3:00 p.m.-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------
   (2) In the case of the Tax-Exempt Portfolios
      By:    12:00 noon-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------
   After:    12:00 noon-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account designated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the ILA Serv-ice Unitholder's Service Organization in the transfer process. If a problem with such performance arises, the ILA Service Unitholder should deal directly with such intermediaries or Service Organization.

CHECK REDEMPTION PRIVILEGE

  A Service Organization may elect to have a special account with State Street for the purpose of redeeming ILA Service Units from its account in a Portfolio by check. When State Street receives a completed signature card and authoriza-tion form, the Service Organization will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and frac-tional ILA Service Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the Service Organization by State Street.

  The check redemption privilege enables a Service Organization to receive the dividends declared on the ILA Service Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privi-lege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of ILA Service Units held in the Service Organization's account, the check will be returned unpaid, and the Service Or-ganization may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular Service Organization or all Service Organizations in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to the Trust in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
ILA SERVICE UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   4
An Introduction to the Portfolios..........................................  14
Investment Policies Matrix.................................................  16
Description of Securities and Investment Techniques........................  18
Investment Limitations.....................................................  26
Management.................................................................  27
Taxes......................................................................  28
Net Asset Value............................................................  30
Yield Information..........................................................  30
Organization and Units of the Portfolios...................................  31
Additional Services........................................................  32
Purchase of Units..........................................................  32
Reports to Unitholders.....................................................  34
Distributions..............................................................  34
Exchanges..................................................................  34
Redemption of Units........................................................  35
Appendix................................................................... A-1


ILA-1SS-MMT3K/596
-------------------------------------------------------------------------------
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                     GOLDMAN SACHS MONEY MARKET FUNDS

                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS

                               ILA SERVICE UNITS

                                 ------------

                                  PROSPECTUS

                                 ------------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                   GOLDMAN SACHS-INSTITUTIONAL LIQUID ASSETS
                         (PRIME OBLIGATIONS PORTFOLIO)
                      (TAX-EXEMPT DIVERSIFIED PORTFOLIO)
                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-Institutional Liquid Assets portfolios. This Prospectus relates to the offering of ILA Service shares of beneficial interest ("ILA Service Units") of the Prime Obligations and Tax-Exempt Diversified Portfolios (the "Portfolios") and ILA Class B shares of beneficial interest ("ILA Class B Units") of the Prime Obligations Portfolio. ILA Class B Units will typically be issued only upon an exchange of Class B Shares of any mutual fund sponsored by Goldman Sachs which is subject to a contingent deferred sales charge ("Goldman Sachs Funds"). Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The Prime Obligations Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Portfolio pursues its objective by investing in a diversified portfolio of securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  The Tax-Exempt Diversified Portfolio seeks to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, by investing primarily in municipal instruments. The Portfolio pursues its objective by investing in a diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION.................................. Toll Free:
                                                                   800-526-7384

This Prospectus provides you with information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Tax-Exempt Diversified Portfolio may not be available in certain states. Please call the phone number above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------
UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1997.

                    UNITHOLDER AND PORTFOLIO EXPENSES

                                          PRIME OBLIGATIONS        TAX-EXEMPT
                                              PORTFOLIO            DIVERSIFIED
                                     ----------------------------   PORTFOLIO
                                     (ILA SERVICE) (ILA CLASS B+) (ILA SERVICE)
                                     ------------- -------------- -------------
UNITHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on
  Purchases.........................     None           None          None
 Sales Charge Imposed on Reinvested
  Distributions.....................     None           None          None
 Deferred Sales Load Imposed on
  Redemptions.......................     None           5.0%          None
 Exchange Fee.......................     None           None          None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average daily
  net assets)
 Management Fees (after limitations)
  (2)...............................     0.35%          0.35%         0.26%
 Distribution (Rule 12b-1) Fees.....     None           0.75%         None
 Other Expenses
  Service Fees......................     0.40%          None          0.40%
  Authorized Dealer Service Fees....     None           0.25%         None
  Other Expenses (after expense
   limitation) (3)..................     0.07%          0.07%         0.06%
                                         ----           ----          ----
TOTAL OPERATING EXPENSES (4)........     0.82%          1.42%         0.72%
                                         ====           ====          ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                          1     3     5    10
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Prime Obligations Portfolio
 ILA Service Units...................................... $ 8   $26   $46  $101
 ILA Class B Units......................................
  --Assuming complete redemption at end of period....... $64   $75   $98  $148*
  --Assuming no redemption.............................. $14   $45   $78  $148*
Tax-Exempt Diversified Portfolio
 ILA Service Units...................................... $ 7   $23   $40  $ 89

-------

* ILA Class B Units convert to ILA Service Units eight years after purchase; therefore, ILA Class B expenses in the hypothetical example above assume this conversion.

+ Investors wishing to purchase Units of the Prime Obligations Portfolio are generally required to purchase ILA Service Units. ILA Class B Units of the Prime Obligations Portfolio will typically be issued only in exchange for Class B Shares of any other Goldman Sachs Fund.

(1) Based upon estimated amounts for the current fiscal year.

(2) The Investment Adviser has voluntarily agreed that a portion of the man-agement fee would not be imposed on the Tax-Exempt Diversified Portfolio equal to .09%. Without such limitation, management fees for the Portfolio would be 0.35%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, distribution and authorized dealer service fees, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.07% of the Prime Obligations Portfolio's average daily net assets and 0.06% of the Tax-Exempt Diversified Portfolio's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Portfolios for the current fiscal year would be:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Prime Obligations Portfolio (ILA Service Units)...........   .08%     0.83%
   Prime Obligations Portfolio (ILA Class B Units)...........   .08%     1.43%
   Tax-Exempt Diversified Portfolio..........................   .06%     0.81%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Service Units of the Prime Obligations and Tax-Exempt Di-versified Portfolios and ILA Class B Units of the Prime Obligations Portfolio. The Portfolios also offer ILA Units and ILA Administration Units. The other classes of the Portfolios are subject to different fees and expenses (which affect performance) and are entitled to different services. Information re-garding any other class of the Portfolios may be obtained from your sales rep-resentative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of ILA Service Units in connection with their customers' ac-counts. Due to the Distribution and Service Plans, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.'s ("NASD") rules regarding investment companies. Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's estimated fees and expenses and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfo-lio's actual performance will vary and may result in an actual return or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations and Tax-Exempt Diversified Portfolios outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET                                                                   RATIO OF NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN (A)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0511         --       $0.0511      $(0.0511)     $1.00      5.22%       0.41%        5.11%
1996-ILA Admin-
istration units.     1.00     0.0497         --        0.0497       (0.0497)      1.00      5.06        0.56         4.97
1996-ILA Service
units...........     1.00     0.0474         --        0.0474       (0.0474)      1.00      4.80        0.81         4.74
1996-ILA B
units (b).......     1.00     0.0262         --        0.0262       (0.0262)      1.00      3.97(d)     1.41(d)      4.09(d)
1995-ILA units..     1.00     0.0566         --        0.0566       (0.0566)      1.00      5.79        0.41         5.66
1995-ILA Admin-
istration units.     1.00     0.0551         --        0.0551       (0.0551)      1.00      5.63        0.56         5.51
1995-ILA Service
units...........     1.00     0.0522         --        0.0522       (0.0522)      1.00      5.37        0.81         5.22
1994-ILA units..     1.00     0.0394         --        0.0394       (0.0394)      1.00      4.07        0.40         3.94
1994-ILA Admin-
istration units.     1.00     0.0379         --        0.0379       (0.0379)      1.00      3.91        0.55         3.79
1994-ILA Service
units...........     1.00     0.0365         --        0.0365       (0.0365)      1.00      3.66        0.80         3.65
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00      2.97        0.40         2.91
1993-ILA Admin-
istration units.     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00      2.82        0.55         2.75
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00      2.56        0.80         2.50
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00      3.75        0.40         3.64
1992-ILA Admin-
istration units.     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00      3.60        0.55         3.39
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00      3.34        0.80         3.11
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00      6.10        0.40         5.91
1991-ILA Admin-
istration units.     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00      5.94        0.55         5.68
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00      5.68        0.80         5.58
1990-ILA units..     1.00     0.0793         --        0.0793       (0.0793)      1.00      8.21        0.38         7.93
1990-ILA Admin-
istration
units (c).......     1.00     0.0438         --        0.0438       (0.0438)      1.00      7.81(d)     0.55(d)      7.62(d)
1990-ILA Service
units (c).......     1.00     0.0425         --        0.0425       (0.0425)      1.00      7.56(d)     0.80(d)      7.25(d)
1989-ILA units..     1.00     0.0890         --        0.0890       (0.0890)      1.00      9.27        0.40         8.90
1988-ILA units..     1.00     0.0714         --        0.0714       (0.0714)      1.00      7.48        0.40         7.14
1987-ILA units..     1.00     0.0634         --        0.0634       (0.0634)      1.00      6.50        0.40         6.34
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $1,154,787     0.43%        5.09%
1996-ILA Admin-
istration units.      23,738     0.58         4.95
1996-ILA Service
units...........      84,707     0.83         4.72
1996-ILA B
units (b).......         346     1.43(d)      4.07(d)
1995-ILA units..   1,261,251     0.43         5.64
1995-ILA Admin-
istration units.      63,018     0.58         5.49
1995-ILA Service
units...........     227,233     0.83         5.20
1994-ILA units..   1,963,846     0.42         3.92
1994-ILA Admin-
istration units.     149,234     0.57         3.77
1994-ILA Service
units...........     170,453     0.82         3.63
1993-ILA units..   2,332,771     0.42         2.89
1993-ILA Admin-
istration units.     189,431     0.57         2.73
1993-ILA Service
units...........     137,804     0.82         2.48
1992-ILA units..   3,444,591     0.42         3.62
1992-ILA Admin-
istration units.     257,321     0.57         3.37
1992-ILA Service
units...........      22,044     0.82         3.09
1991-ILA units..   3,531,736     0.42         5.89
1991-ILA Admin-
istration units.     198,417     0.57         5.66
1991-ILA Service
units...........      18,789     0.82         5.56
1990-ILA units..   2,833,541     0.38         7.93
1990-ILA Admin-
istration
units (c).......     209,272     0.55(d)      7.62(d)
1990-ILA Service
units (c).......      19,039     0.80(d)      7.25(d)
1989-ILA units..   3,761,964     0.40         8.90
1988-ILA units..   3,799,628     0.40         7.14
1987-ILA units..   5,814,280     0.40         6.34

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)ILA Class B unit activity commenced during May of 1996.

(c)ILA Administration and Service unit activity commenced during June of 1990.

(d)Annualized.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

-------------------------------------------------------------------------------

                              INCOME FROM INVESTMENT OPERATIONS
                            -------------------------------------
                                            NET                                                                     RATIO OF NET
                  NET ASSET               REALIZED       TOTAL                   NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET     GAIN (LOSS) ON INCOME FROM                VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT   INVESTMENT   INVESTMENT  DISTRIBUTIONS     END       TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME    TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN  (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    $1.00    $0.0320      $   --        $0.0320      $(0.0320)     $1.00      3.25%        0.31%        3.20%
1996-ILA Admin-
istration units.     1.00     0.0306          --         0.0306       (0.0306)      1.00      3.09         0.46         3.06
1996-ILA Service
units...........     1.00     0.0279          --         0.0279       (0.0279)      1.00      2.84         0.71         2.79
1995-ILA units..     1.00     0.0365          --         0.0365       (0.0365)      1.00      3.72         0.31         3.65
1995-ILA Admin-
istration units.     1.00     0.0351          --         0.0351       (0.0352)      1.00      3.57         0.46         3.51
1995-ILA Service
units...........     1.00     0.0324          --         0.0324       (0.0325)      1.00      3.31         0.71         3.24
1994-ILA units..     1.00     0.0264          --         0.0264       (0.0264)      1.00      2.71         0.30         2.64
1994-ILA Admin-
istration units.     1.00     0.0250          --         0.0250       (0.0250)      1.00      2.55         0.45         2.50
1994-ILA Service
units...........     1.00     0.0220          --         0.0220       (0.0220)      1.00      2.30         0.70         2.20
1993-ILA units..     1.00     0.0222          --         0.0222       (0.0222)      1.00      2.25         0.30         2.22
1993-ILA Admin-
istration units.     1.00     0.0207          --         0.0207       (0.0207)      1.00      2.09         0.45         2.08
1993-ILA Service
units...........     1.00     0.0183          --         0.0183       (0.0183)      1.00      1.84         0.70         1.83
1992-ILA units..     1.00     0.0277          --         0.0277       (0.0277)      1.00      2.82         0.30         2.77
1992-ILA Admin-
istration units.     1.00     0.0266          --         0.0266       (0.0266)      1.00      2.67         0.45         2.66
1992-ILA Service
units...........     1.00     0.0243          --         0.0243       (0.0243)      1.00      2.41         0.70         2.43
1991-ILA units..     1.00     0.0424          --         0.0424       (0.0424)      1.00      4.33         0.32         4.24
1991-ILA Admin-
istration units.     1.00     0.0406          --         0.0406       (0.0406)      1.00      4.17         0.47         4.06
1991-ILA Service
units...........     1.00     0.0386          --         0.0386       (0.0386)      1.00      3.91         0.72         3.86
1990-ILA units..     1.00     0.0550      (0.0001)       0.0549       (0.0549)      1.00      5.64         0.40         5.50
1990-ILA Admin-
istration
units (c).......     1.00     0.0301          --         0.0301       (0.0300)      1.00      5.43(b)      0.55(b)      5.40(b)
1990-ILA Service
units (c).......     1.00     0.0259          --         0.0259       (0.0259)      1.00      5.17(b)      0.80(b)      5.16(b)
1989-ILA units..     1.00     0.0591      (0.0001)       0.0590       (0.0590)      1.00      6.07         0.40         5.91
1988-ILA units..     1.00     0.0487       0.0003        0.0490       (0.0490)      1.00      5.03         0.40         4.87
1987-ILA units..     1.00     0.0413      (0.0003)       0.0410       (0.0410)      1.00      4.23         0.40         4.13
                                RATIOS ASSUMING NO
                               WAIVER OF FEES AND NO
                                EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT  RATIO OF NET  INVESTMENT
                    END OF   EXPENSES TO   INCOME TO
                    PERIOD   AVERAGE NET  AVERAGE NET
                  (IN 000'S)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..  $1,514,443     0.41%        3.10%
1996-ILA Admin-
istration units.      59,097     0.56         2.96
1996-ILA Service
units...........      28,921     0.81         2.69
1995-ILA units..  $1,342,585     0.42         3.54
1995-ILA Admin-
istration units.      48,773     0.57         3.40
1995-ILA Service
units...........      49,647     0.82         3.13
1994-ILA units..   1,434,965     0.41         2.53
1994-ILA Admin-
istration units.      97,778     0.56         2.39
1994-ILA Service
units...........      36,492     0.81         2.09
1993-ILA units..   1,769,477     0.41         2.11
1993-ILA Admin-
istration units.      99,896     0.56         1.97
1993-ILA Service
units...........      45,172     0.81         1.72
1992-ILA units..   1,333,925     0.42         2.65
1992-ILA Admin-
istration units.      50,225     0.57         2.54
1992-ILA Service
units...........      29,534     0.82         2.31
1991-ILA units..   1,044,986     0.42         4.14
1991-ILA Admin-
istration units.      37,567     0.57         3.96
1991-ILA Service
units...........      52,399     0.82         3.76
1990-ILA units..     603,895     0.40         5.50
1990-ILA Admin-
istration
units (c).......      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      56,810     0.80(b)      5.16(b)
1989-ILA units..     688,556     0.40         5.91
1988-ILA units..     907,782     0.40         4.87
1987-ILA units..     965,714     0.40         4.13

----

(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)Annualized.

(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR PRIME OBLIGATIONS PORTFOLIO: To seek to maximize current income to the extent consistent with the preserva-tion of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT DIVERSIFIED
  PORTFOLIO: To seek to the extent consistent with the preservation of capi-tal and prescribed portfolio standards, a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as de-fined herein.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, com-parable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Diversified Portfolio may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Prime Obligations Portfolio will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or, to the extent that a Portfolio may purchase Second Tier Secu-rities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                        INVESTMENT POLICIES MATRIX

                                PRIME OBLIGATIONS PORTFOLIO  TAX-EXEMPT DIVERSIFIED PORTFOLIO
---------------------------------------------------------------------------------------------
  US Treasury Obligations           [_]
---------------------------------------------------------------------------------------------
  US Government Securities          [_]
---------------------------------------------------------------------------------------------
  Bank Obligations
                                    [_]
                                  US Banks Only
---------------------------------------------------------------------------------------------
  Commercial Paper                  [_]                       [_]
                                                             Tax-exempt only
---------------------------------------------------------------------------------------------
  Short-Term Obligations of
   Corporations and Other           [_]
   Entities                       US entities Only
---------------------------------------------------------------------------------------------
  Repurchase Agreements             [_]
---------------------------------------------------------------------------------------------
  Asset-Backed & Receivables-       [_]
   Backed Securities+
---------------------------------------------------------------------------------------------
  Taxable Municipals                [_]
---------------------------------------------------------------------------------------------
  Tax-Exempt Municipals                                       [_]
                                                            At least 80% of net assets in
                                                            Municipal Instruments (except in
                                                            extraordinary circumstances)
---------------------------------------------------------------------------------------------
  Credit Quality****              First Tier                First or Second Tier
---------------------------------------------------------------------------------------------
  Investment Companies              [_]                        [_]
                                  Up to 10% of total        Up to 10% of total assets in
                                  assets in other           other investment companies
                                  investment companies
---------------------------------------------------------------------------------------------
  Unrated Securities                [_]                       [_]
---------------------------------------------------------------------------------------------
  Summary of Taxation for         Taxable federal and       Tax-exempt federal and taxable
   Distributors*                  state**                   state***
---------------------------------------------------------------------------------------------
  Miscellaneous                                             May (but does not currently
                                                            intend to) invest up to 20% in
                                                            AMT securities and may
                                                            temporarily invest in the taxable
                                                            money market instruments
                                                            described herein

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.

   + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.
   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

  ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

****To the extent permitted by Rule 2a-7, a Portfolio holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  Each Portfolio may also acquire securities issued or guaranteed as to prin-cipal and interest by the U.S. Government, its agencies, authorities or in-strumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. BANK OBLIGATIONS

  The Prime Obligations Portfolio may invest in "U.S. Bank Obligations" lim-ited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' ac-ceptances) which have more than $1 billion in total assets at the time of pur-chase. Such obligations may also include debt obligations issued by U.S. sub-sidiaries of such banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations Portfolio may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, or other entities. In addition, the Portfolio may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations Portfolio may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale con-tracts, installment loan contracts, leases of various types of real and per-sonal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose-corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insur-ance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objective and policies, the Prime Obligations Portfolio may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent consistent with its investment objective and poli-cies.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  Such Municipal Instruments may include:

    (A) fixed rate notes and similar debt instruments rated in the highest short-term rating category or in one of the two highest long-term rating categories;

    (B) variable and floating rate demand instruments rated in the highest short-term or one of the two highest long-term rating categories;

    (C) tax-exempt commercial paper rated in the highest rating category;

    (D) municipal bonds rated in one of the two highest rating categories;
  and

    (E) unrated notes, paper, bonds or other instruments determined to be of comparable quality by the Adviser pursuant to criteria approved by the Trustees.

  As a matter of fundamental policy, at least 80% of the Tax-Exempt Diversi-fied Portfolio's [net assets will ordinarily be invested in] Municipal Instru-ments, except in extraordinary circumstances. The Portfolio may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Tax-Exempt Diversified Portfolio.

  The Prime Obligations Portfolio may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securi-ties are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that the Tax-Exempt Diversified Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand fea-tures or other unconditional obligations to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or float-ing rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, sub-ject to the conditions for using amortized cost valuation under the Investment Company Act. A Portfolio may purchase such variable or floating rate obliga-tions from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios may invest in industrial devel-opment bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when dis-tributed by the Tax-Exempt Diversified Portfolio as "exempt interest divi-dends" to unitholders under the federal alternative minimum tax. See "Taxes" and "Distributions." The Tax-Exempt Diversified Portfolio may, but does not currently intend to, invest up to 20% of its net assets in private activity bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of the Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Diversified Portfolio expects that 100% of its portfolio securities will be Municipal Instruments. However, the Portfolio may hold cash or invest in short-term taxable securities as set forth above. The Portfolio may invest 25% or more of the value of its total assets in Municipal Instruments which are related in such a way that an eco-nomic, business or political development or change affecting one Municipal In-strument would also affect the other Municipal Instruments. For example, the Portfolio may invest all of its assets in (a) Municipal Instruments the inter-est on which is paid solely from revenues from similar projects such as hospi-tals, electric utility systems, multi-family housing, nursing homes, commer-cial facilities (including hotels), steel companies or life care facilities,
(b) Municipal Instruments whose issuers are in the same state, or (c) indus-trial development obligations. Concentration of the Portfolio's investments in these Municipal Instruments will subject the Portfolio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio may purchase Municipal Instruments which are backed by let-ters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding the Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, the Portfolios may acquire securities in the form of custodial receipts which evidence owner-ship of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio may acquire the right to sell the security to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Portfolio may only enter into repurchase agreements with primary deal-ers in U.S. Government Securities. A repurchase agreement is an agreement un-der which a Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfo-lio, and will be unrelated to the interest rate on the purchased security. A Portfolio's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased secu-rities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the secu-rity and costs associated with delay and enforcement of the repurchase agree-ment. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio, together with other registered in-vestment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repur-chase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Portfolios may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued secu-rity or forward commitment prior to settlement if the Adviser deems it appro-priate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of a Portfolio's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other invest-ment companies will have investment objectives, policies and restrictions sub-stantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  RULE 2A-7. Each Portfolio will comply with the conditions for using amor-tized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relating to maturity, diversi-fication and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Infor-mation.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio cannot be changed without approval of a majority of the outstanding units of that Portfolio. All policies not spe-cifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the li-quidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Ad-viser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that quali-fied institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.


                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March 24, 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $104.9 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, the Prime Obligations Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers the Portfolios' business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. GSAM may pay a Service Organization, as de-fined herein, other than Goldman Sachs, compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Service Units attribut-able to or held of record by such Service Organization for providing certain unitholder services to its customers. The management of each Portfolio is sub-ject to the supervision of the Trustees and each Portfolio's investment poli-cies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Prime Obligations Portfolio............................     .35%        .35%
Tax-Exempt Diversified Portfolio.......................     .35%        .25%

  The difference, if any, between the stated fees and the actual advisory fees paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, distribution and authorized dealer service fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to .43% of the average daily net assets of the Portfolio less the effect of fee reductions, if any. Such reductions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trust-ees. In addition, GSAM has voluntarily agreed to reduce or limit the Prime Ob-ligations and Tax-Exempt Diversified Portfolios' annual total operating ex-penses (excluding fees payable to Service Organizations, as defined herein, and distribution and authorized dealer service fees), to .42% and .32%, re-spectively, of average daily net assets. GSAM has no current intention to, but may in the future, discontinue or modify either of the limitations at its dis-cretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Units of each Portfolio may also be sold by certain investment dealers, including members of the NASD and certain other financial service firms that have sales agreements with Goldman Sachs ("Autho-rized Dealers"). Goldman Sachs, 4900 Sears Tower, Chicago, Illinois also serves as the Transfer Agent of each Portfolio. For the transfer agency serv-ices, Goldman Sachs receives .04% (on an annualized basis) of the average daily net assets with respect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                              ADDITIONAL SERVICES

SERVICE PLAN (ILA SERVICE UNITS ONLY)

  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Units. Each Portfolio will enter into agreements with Service Organizations, including Goldman Sachs, which purchase ILA Service Units, on behalf of their customers ("Service Agree-ments"). On behalf of its clients who purchase ILA Service Units of a Portfo-lio, Goldman Sachs will provide services as set forth under the Service Agree-ment. The Service Agreements will provide for compensation to each Service Or-ganization in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provided, how-ever, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, processing orders to purchase, redeem and exchange ILA Service Units for its customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units.

  Holders of ILA Service Units of a Portfolio will bear all expenses and fees paid to Service Organizations with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations may charge other fees to their customers who are the beneficial owners of ILA Service Units in connection with their customer ac-counts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio.

  All inquiries of beneficial owners of ILA Service Units of the Portfolios should be directed to such owners' Service Organization.

DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS (ILA CLASS B UNITS ONLY)

  DISTRIBUTION PLAN-CLASS B UNITS. Prime Obligations Portfolio, with respect to its ILA Class B Units, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act (the "Class B Distribution Plan"). Un-der the Class B Distribution Plan, Goldman Sachs is entitled to a quarterly fee from the Portfolio for distribution services equal, on an annual basis, to 0.75% of the Portfolio's average daily net assets attributable to its ILA Class B Units.

  Goldman Sachs may use the distribution fee for its expenses of distributing the ILA Class B Units. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class B Distribution Plan in-clude compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representa-tives, commissions paid to authorized dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective unitholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of ILA Class B Units. If the fee received by Goldman Sachs pursuant to the Class B Distribution Plan exceeds its expenses, Goldman Sachs may real-ize a profit from these arrangements. The Class B Distribution Plan will be reviewed and is subject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under the Class B Dis-tribution Plan for distribution services may not exceed the limitations im-posed by the NASD's Conduct Rules.

  AUTHORIZED DEALER SERVICE PLAN-CLASS B UNITS. Prime Obligations Portfolio, with respect to its ILA Class B Units, has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (an "Authorized Dealer Service Plan") pursuant to which Goldman Sachs and authorized dealers are compensated for providing personal and account maintenance services. The Portfolio pays a fee under its Autho-rized Dealer Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to its ILA Class B Units. The fee for personal and account maintenance services paid pursuant to an Authorized Dealer Service Plan may be used to make payments to Goldman Sachs, authorized dealers and their officers, sales representatives and employees for responding to inqui-ries of, and furnishing assistance to, unitholders regarding ownership of their units or their accounts or similar services not otherwise provided on behalf of the Portfolios. The Authorized Dealer Service Plan will be reviewed and is subject to approval annually by the Board of Trustees.

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Portfolio continuously offers ILA Service Units and the Prime Obliga-tions Portfolio also offers ILA Class B Units through this prospectus, as de-scribed more fully below. ILA Class B Units of the Prime Obligations Portfolio will be typically issued only upon an exchange of Class B Shares of any of the Goldman Sachs Funds (as defined herein) or to accounts which intend to system-atically exchange ILA Class B Units for Class B Shares of any of the Goldman Sachs Funds. If an investor does not specify in the instructions to the Port-folios which class of Units an investor wishes to purchase, exchange or re-deem, the Portfolios will assume that the instructions apply to ILA Service Units, since such units are not subject to any contingent deferred sales charge or distribution fees.

  ILA SERVICE UNITS. ILA Service Units of the Portfolios may be purchased through Goldman Sachs acting as a Service Organization or through Authorized Dealers. ILA Service Units are not subject to any initial or contingent de-ferred sales charge or any fee for distribution services. However, ILA Service Units are subject to a service fee at the annual rate of 0.40% of the Portfo-lios' average daily net assets attributable to ILA Service Units.

  ILA CLASS B UNITS. ILA Class B Units of the Prime Obligations Portfolio may be purchased through Goldman Sachs or through Authorized Dealers. ILA Class B Units are sold without an initial sales charge, but are subject to a contin-gent deferred sales charge ("CDSC"), as described below, if redeemed within six years of purchase. ILA Class B Units are also subject to distribution and authorized dealer service fees of up to 0.75% and 0.25%, respectively, of the Portfolio's average daily net assets attributable to ILA Class B Units. Your entire investment in ILA Class B Units is available to work for you from the time you make your initial investment, but the distribution fee paid by ILA Class B Units will cause your Units (until conversion to ILA Service Units) to have a higher expense ratio and to pay lower dividends than ILA Service Units. ILA Class B Units will automatically convert to ILA Service Units, based on their relative net asset values, eight years after purchase. No CDSC is im-posed upon exchanges between the Prime Obligations Portfolio and another Goldman Sachs Fund. However, units or shares acquired in an exchange will be subject to the CDSC to the same extent as if there had been no exchange. For purposes of determining whether the CDSC is applicable, the length of time an investor has owned units or shares acquired by exchange will be measured from the date the investor acquired the original units or shares and will not be affected by any subsequent exchange. There is a maximum purchase limitation of $250,000 on purchases of ILA Class B Units by each investor.

OFFERING PRICE-ILA CLASS B UNITS

  Investors may purchase ILA Class B Units of the Prime Obligations Portfolio at the next determined net asset value without the imposition of an initial sales charge. However, ILA Class B Units redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At re-demption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the units being re-deemed. No CDSC will be imposed on increases in account value above the ini-tial purchase price, including units derived from the reinvestment of divi-dends or capital gains distributions.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of ILA Class B Units. For the purpose of determining the number of years from the time of any pur-chase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of ILA Class B Units, the Portfolio will first redeem units not subject to any CDSC, and then units held longest during the eight-year period. As a result, a redeeming unitholder will pay the lowest possible CDSC.

                                                                    CDSC AS A
                                                                  PERCENTAGE OF
                                                                  DOLLAR AMOUNT
YEAR SINCE PURCHASE                                              SUBJECT TO CDSC
-------------------                                              ---------------
First...........................................................      5.0%
Second..........................................................      4.0%
Third...........................................................      3.0%
Fourth..........................................................      3.0%
Fifth...........................................................      2.0%
Sixth...........................................................      1.0%
Seventh and thereafter..........................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing dis-tribution-related services in connection with the sale of ILA Class B Units, including the payment of compensation to Authorized Dealers. A commission equal to 4% (or 3% in certain circumstances) of the amount invested is paid to Authorized Dealers.

  ILA Class B Units of the Prime Obligations Portfolio will automatically con-vert into ILA Service Units of the Prime Obligations Portfolio at the end of the calendar quarter that is eight years after the purchase date, except as noted below. ILA Class B Units of the Portfolio acquired by exchange from Class B Shares of another Goldman Sachs Fund will convert into ILA Service Units based on the date of the initial purchase. ILA Class B Units acquired through reinvestment of distributions will convert into ILA Service Units based on the date of the initial purchase of the units on which the distribu-tion was paid.

  Waiver or Reduction of Contingent Deferred Sales Charge. The CDSC on ILA Class B units may be waived or reduced if the redemption relates to (a) re-tirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdraw-als by a participant or beneficiary in a Plan; (d) satisfying the minimum dis-tribution requirements of the Code; (e) the establishment of "substantially equal peri-odic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or dis-ability (as defined in section 72 of the Code) of a shareholder if the redemp-tion is made within one year of such event; (h) excess contributions being re-turned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have in-vestment discretion.

GENERAL INFORMATION

  ILA Service Units and ILA Class B Units may be purchased on any Business Day at the net asset value next determined after receipt by State Street Bank and Trust Company ("State Street"), as agent for Goldman Sachs, of both the pur-chase order and the purchase price in federal funds. Purchase orders may be made by contacting Goldman Sachs or, if units are held in a "street name" ac-count, the applicable Authorized Dealer. Since the Portfolios and Goldman Sachs will have no record of the beneficial owner's transactions in a "street name" account, the beneficial owner should contact its Authorized Dealer to purchase, redeem or exchange units, to make changes in or give instructions concerning the account or to obtain information about the account. It is the responsibility of the Authorized Dealer to promptly forward orders and payment to the Portfolios.

  Goldman Sachs may from time to time, at its own expense, provide compensa-tion to certain Authorized Dealers and other persons for performing adminis-trative services to their customers. These services include maintaining ac-count records, processing orders to purchase, redeem and exchange units and responding to certain customer inquires. In addition, these services may also include responding to certain inquiries from and providing written materials to depository institutions about the Portfolios; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to con-duct a mutual fund sales program; acting as liaison between depository insti-tutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository in-stitutions.

PURCHASES BY CHECK

  Initial purchases of ILA Service Units and ILA Class B Units may be made by mailing a completed Account Application along with a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank and for subsequent invest-ments may be made by mailing a check with the investor's account number to Goldman Sachs Money Market Trust (Prime Obligations Portfolio--Indicate Class of Units) or (Tax-Exempt Diversified Portfolio--Service Units), c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. The order becomes effective as soon as the check or draft is converted to federal funds. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of re-ceipt and that checks will be converted to federal funds within two Business Days after receipt. Payment of redemption proceeds from ILA Service Units and ILA Class B Units purchased by check may be delayed up to 15 days until the check has cleared, as described under "Redemption of Units".

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments in ILA Service Units or ILA Class B Units may be made through a unitholder's bank via the Automated Clearing House Network or a unitholder's checking account via bank draft each month.

Required forms are available from Goldman Sachs or any Authorized Dealer. A minimum investment of $50 is required for Automatic Investment Plans.

PURCHASES

  ILA Service Units and ILA Class B Units of the Prime Obligations Portfolio are deemed to have been purchased when an order becomes effective and are en-titled to dividends as follows:

-------------------------------------------------------------------------------

     IF AN ORDER IS RECEIVED BY
     STATE STREET                  DIVIDENDS BEGIN
     --------------------------   -----------------
     By: 3:00 p.m.--N.Y. time     Same Business Day
---------------------------------------------------
     After: 3:00 p.m.--N.Y. time  Next Business Day
---------------------------------------------------

  ILA Service Units of the Tax-Exempt Diversified Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

     IF AN ORDER IS RECEIVED BY
     STATE STREET                  DIVIDENDS BEGIN
     --------------------------   -----------------
     By: 1:00 p.m.--N.Y. time     Same Business Day
---------------------------------------------------
     After: 1:00 p.m.--N.Y. time  Next Business Day
---------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Service Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. ILA Class B Units acquired through an exchange will be purchased at the net asset value per unit and will only be subject to the CDSC of the shares originally held. For purposes of de-termining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B Units will be measured from the date the unitholder ac-quired the original Class B shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Fund Class B shares prospectus to determine the amount of their remaining CDSC.

  Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transactions and ILA Service Units or ILA Class B Units held in each unitholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to ILA Service Units. However, Goldman Sachs has established a minimum initial investment requirement of $5,000. Shareholders of any Goldman Sachs Fund who wish to purchase ILA Service Units of the Portfolios or ILA Class B Units of the Prime Obligations Portfolio through an exchange of shares of such a Goldman Sachs Fund may be subject to different minimum investment require-ments. (See "Exchanges," on page 22 of the Prospectus.)

TAX-SHELTERED RETIREMENT PLANS

  The Prime Obligations Portfolio is offered for purchase by retirement plans, including Individual Retirement Account plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer spon-sored SEP, SAR-SEP and SIMPLE IRA plans, and defined contribution plans such as 401(k) Salary Reduction Plans.

  Detailed information concerning these plans and copies of the plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The infor-mation sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

  The minimum initial investment for all such retirement plans is $5,000, ex-cept for certain exchanges of shares of any Goldman Sachs Fund and except that the minimum for tax-sheltered retirement plans is $250. There is a minimum of $50 for all subsequent investments.

                            REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of ILA Service Units of each Portfolio, including Service Organizations who hold such Units for the benefit of their customers and to unitholders of ILA Class B Units of the Prime Obli-gations Portfolio. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolio are also reflected in regular statements issued by Goldman Sachs, in its capacity as transfer agent and income disbursing agent, to unitholders of record. The Service Organizations, including Goldman Sachs, will be responsi-ble for providing similar services to their own customers who are the benefi-cial owners of such Units.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed monthly. Distributions will be made in additional ILA Service Units or ILA Class B Units of the same Portfolio or, at the election of a Service Organiza-tion (with respect to ILA Service Units) or ILA Class B Unitholders, in cash. Such reinvestments will not be subject to any CDSC. The election to reinvest dividends and distributions or receive them in cash may be changed by a Serv-ice Organization or ILA Class B Unitholder at any time upon written notice to Goldman Sachs, in its capacity as transfer agent and income disbursing agent. If no election is made, all dividend and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in a Portfo-lio's daily distributions. Each Portfolio may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the dispo-sition of securities during the months of November and December may be dis-tributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a pro-portionate share of the general expenses of the Trust.

TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to unitholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Di-versified Portfolio, as described below. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to distributions of either Portfolio regardless of whether distributions are received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may consti-tute a return of capital or any distributions of the Tax-Exempt Diversified Portfolio that may constitute a tax preference item under the federal alterna-tive minimum tax.

  The Tax-Exempt Diversified Portfolio intends to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. Dividends paid by the Tax-Exempt Diversi-fied Portfolio from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attribut-able to exempt-interest dividends received by the Portfolio from other regu-lated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax and the extent, if any, to which so-cial security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before pur-chasing units of the Tax-Exempt Diversified Portfolio. Interest incurred to purchase or carry units of the Tax-Exempt Diversified Portfolio will not be deductible for federal income tax purposes to the extent related to exempt-in-terest dividends paid by the Portfolio.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  In addition to federal taxes, a unitholder may be subject to state and local taxes on payments received from a Portfolio. A state income (and possibly lo-cal income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt munici-pal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for hold-ings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                          AUTOMATIC EXCHANGE PROGRAM

  Unitholders of a Portfolio may elect on the Account Application to automati-cally exchange a specified dollar amount of ILA Service Units or ILA Class B Units for corresponding shares of any Goldman Sachs Fund. In the case of ILA Service Units, such exchanges will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the ex-changed units (i.e., the units to be exchanged were originally issued in ex-change for shares on which a sales charge was paid), in which case the auto-matic exchanges will be made at net asset value. In the case of ILA Class B Unitholders, such exchanges will be made into the relevant Goldman Sachs Fund at net asset value and will be subject to the CDSC of the original shares held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B Units will be measured from the date the unitholder acquired the original Class B shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Fund Class B shares prospectus to determine the amount of their applica-ble CDSC. Dividends and/or capital gains of ILA Service Units of each Portfo-lio and ILA Class B Units of the Prime Obligations Portfolio which have been reinvested may be exchanged for corresponding shares of a Goldman Sachs Fund without an initial sales charge or CDSC. These automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereaf-ter and are subject to the following conditions. The minimum dollar amount for automatic exchanges must be at least $50 per month. At the time the election is made (i) the value of the unitholder's account in the Portfolio from which the exchange is made must equal or exceed $5,000 and (ii) the value of the ac-count in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or, if the unitholder has elected the automatic exchange privilege and the value of the acquired fund does not equal the ac-quired fund's minimum, such election must continue until the minimum initial investment requirement is met. The names, addresses and social security or other taxpayer identification numbers for the unitholder accounts with the ex-changed and acquired funds must be identical. A unitholder should obtain and read the prospectus relating to any Goldman Sachs Fund and its shares and con-sider its investment objective, policies and applicable fees and expenses be-fore electing an automatic exchange into that Goldman Sachs Fund.

                                   EXCHANGES

  ILA Service Units of each Portfolio and ILA Class B Units of the Prime Obli-gations Portfolio may be exchanged for units of the corresponding class of any Goldman Sachs Fund. A unitholder should obtain and read the prospectus for the relevant Goldman Sachs Fund and consider its investment objectives, policies and applicable fees before making an exchange. Exchanges of ILA Service Units from each Portfolio will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the exchanged units (i.e., the units to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the exchange will be made at net asset value. In the case of ILA Class B Unitholders, such exchanges will be made into the relevant Goldman Sachs Fund at net asset value and will be subject to the CDSC of the original shares held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B Units will be measured from the date the unitholder acquired the original Class B shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Fund Class B shares prospectus to determine the amount of their applica-ble CDSC. ILA Service Units of each Portfolio or ILA Class B Units of the Prime Obligations Portfolio purchased through dividend and/or capital gains reinvestment may be exchanged for corresponding shares of a Goldman Sachs Fund without an initial sales charge or CDSC.

  ILA Service Units of a Portfolio acquired in an exchange transaction for shares of a Goldman Sachs Fund will be subject to the CDSC, if any, of the shares of the Goldman Sachs Fund originally held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder had owned units acquired will be measured from the date the unitholder acquired the original units subject to a CDSC, and will not be affected by any subsequent exchange. A subsequent exchange of ILA Service Units of a Portfolio that are subject to a CDSC (i.e., because the ILA Service Units were acquired in an ex-change transaction for shares of a Goldman Sachs Fund that were subject to a
CDSC) will not be subject to the applicable CDSC at the time of exchange.

  An exchange may be made by contacting an Authorized Dealer or writing to Goldman Sachs Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone ex-changes, by a telephone request to the Transfer Agent at 1-800-526-7384
(9:00 a.m. to 5:00 p.m. New York time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "Re-demption of Units." Under the telephone exchange privilege, units may be ex-changed among accounts with different names, addresses or social security or other taxpayer identification numbers only if the exchange instructions are in writing and are received in accordance with the procedures set forth under "Redemption of Units." In times of drastic economic or market changes the tel-ephone exchange privilege may be difficult to implement.

  In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. All exchanges are subject to the minimum investment requirements of the Portfolio or Goldman Sachs Fund into which the shares or units are being exchanged. The minimum initial exchange for shareholders of a Goldman Sachs Fund is $5,000 or the full account share balance, whichever is less.

  An exchange fee may be imposed or the exchange privilege may be modified or withdrawn at any time upon 60 days' notice to unitholders. The Trust, the rel-evant fund or Goldman Sachs may reject or restrict purchases of units or shares by a particular purchaser or group, for example, when a pattern of fre-quent purchases and sales of units or shares is evident or if the purchase and sale orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Portfolio or a Goldman Sachs Fund. Exchanges are available only in states where the exchange may be legally made.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  ILA Service Units may be redeemed through Goldman Sachs acting as a Service Organization as specified below.

  ILA Service Units of a Portfolio may be redeemed without charge upon request on any Business Day at the net asset value next determined after receipt by State Street as agent for Goldman Sachs, as a Service Organization, of the re-demption request. ILA Class B Units of the Prime Obligations Portfolio may be redeemed without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request less any appli-cable CDSC. Investors should consult their Goldman Sachs Fund Class B shares prospectus to determine the amount, if any, of the CDSC at the time of redemp-tion. Redemption requests may be made by contacting Goldman Sachs or, if units are held in a "street name" account, the applicable Authorized Dealer. Written requests may be addressed to Goldman Sachs Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711.

  The Trust accepts telephone requests for redemption of units for amounts up to $50,000 within any seven (7) calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Ap-plication or elected in writing not to utilize telephone redemptions (proceeds which are sent to Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Applica-tion, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, unitholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will only be sent to the unitholder's address of record or authorized bank account designated in the Account Application and exchanges of units will only be made to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the unitholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the unitholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a unitholder's address of record. This redemption option does not apply to units held in a "street name" account. Unitholders whose accounts are held in "Street Name" should contact their brokers of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each unitholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan associa-tion, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

-------------------------------------------------------------------------------
PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired or mailed to the record holder of ILA Service Units or ILA Class B Units.
-------------------------------------------------------------------------------

    REDEMPTION REQUEST RECEIVED BY
  STATE STREET AS AGENT FOR GOLDMAN           REDEMPTION
                SACHS                     PROCEEDS ORDINARILY           DIVIDENDS
  ---------------------------------       -------------------           ---------
 (1)Prime Obligations Portfolio
 By:3:00 p.m.--N.Y. time                 (i)  Wire Redemptions Sent     Not earned on Day
                                              Same Business Day         request is received
                                         (ii) Check Redemptions Sent
                                              Next Business Day
-----------------------------------------------------------------------------------------------------------------------------------
 After: 3:00 p.m.--N.Y. time             (i)  Wire Redemptions Sent     Earned on Day
                                              Next Business Day         request is received
                                         (ii) Check Redemptions Sent
                                              Within Two Business
                                              Days
-----------------------------------------------------------------------------------------------------------------------------------
 (2)Tax-Exempt Diversified Portfolio
 By:12:00 noon--N.Y. time                (i)  Wire Redemptions Sent     Not earned on Day
                                              Same Business Day         request is received
                                         (ii) Check Redemptions Sent
                                              Next Business Day
-----------------------------------------------------------------------------------------------------------------------------------
 After:12:00 noon--N.Y. time             (i)  Wire Redemptions Sent     Earned on Day
                                              Next Business Day         request is received
                                         (ii) Check Redemptions Sent
                                              Within Two Business
                                              Days
-----------------------------------------------------------------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Ac-count Application. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the properly executed redemption request. For example, payment may be delayed if the Fed-eral Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of inter-mediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organization.

CHECK REDEMPTION PRIVILEGE (ILA SERVICE UNITS ONLY)

  Goldman Sachs or its agent, as a record holder of ILA Service Units of a Portfolio, may elect to have a special account with State Street for the pur-pose of permitting its customers to redeem ILA Service Units from their ac-counts in each Portfolio by check. When State Street receives a completed ap-plication form, Goldman Sachs or its agent, as a record holder of the ILA Service Units, will forward to the requesting customer a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and frac-tional ILA Service Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the record holder of ILA Service Units by State Street.

  The check redemption privilege enables a unitholder to receive the dividends declared on the ILA Service Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of a unitholder's account. If the amount of a check is greater than the value of the ILA Service Units held in the unitholder's account, the check will be returned unpaid, and the unitholder may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular unitholder or all unitholders in general. The Trust and State Street reserve the right at any time to suspend the procedure permitting redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of other ILA Service Unitholders of the Portfolios.

                                NET ASSET VALUE

  The net asset value of ILA Service Units of each Portfolio and ILA Class B Units of Prime Obligations Portfolio is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Prime Ob-ligations Portfolio and Tax-Exempt Diversified Portfolio reserve the right to cease accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities markets close. On days either Portfolio closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permit-ted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevent period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the adver-tisement). This income is then annualized; that is, the amount of income generated by the investment during that week is as-sumed to be generated each week over a 52-week period and is shown as a per-centage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is as-sumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Diversified Portfolio may also quote tax-equivalent yield. The Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brack-ets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS


  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Portfolios were formerly series of Goldman Sachs Money Market Trust, a Massachusetts trust and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interest in separate series, without further action by unitholders. Addi-tional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of into one or more classes. The Trustees have authorized the issuance of three classes of the Tax-Exempt Diversified Portfolio and four classes of units of the Prime Obligations Port-folio, which are: ILA Units, ILA Administration and ILA Service and in the case of the Prime Obligations Portfolio, ILA Class B.

  When issued, units are fully paid and nonassessable. In the event of liqui-dation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trust-ees, be voted on a net asset value basis), have noncumulative voting rights are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

                                 APPENDIX

                 GUIDELINES FOR CERTIFICATION OF TAXPAYER

            IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to the Trust in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET TRUST
ILA SERVICE UNITS
ILA CLASS B UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-526-7384

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   3
An Introduction to the Portfolios..........................................   6
Investment Policies Matrix.................................................   7
Description of Securities and Investment
 Techniques................................................................   8
Investment Limitations.....................................................  12
Management.................................................................  13
Additional Services........................................................  15
 Service Plan..............................................................  15
 Distribution and Authorized Dealer
  Service Plans............................................................  15
 Alternative Purchase Arrangements.........................................  16
Reports to Unitholders.....................................................  20
Distributions and Taxes....................................................  20
Automatic Exchange Program.................................................  22
Exchanges..................................................................  22
Redemption of Units........................................................  24
Net Asset Value............................................................  26
Yield Information..........................................................  26
Organization and Units of the Portfolios...................................  27
Appendix................................................................... A-1


ILA-RET-MMT6K/596

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET TRUST

                  GOLDMAN SACHS-- INSTITUTIONAL LIQUID ASSETS

                          PRIME OBLIGATIONS PORTFOLIO
TAX-EXEMPT DIVERSIFIED PORTFOLIO

                                  -----------

                                  PROSPECTUS

                                  -----------

                               ILA SERVICE UNITS
                               ILA CLASS B UNITS

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                                  FST SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST shares of bene-ficial interest ("FST Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's in-vestment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION...... Goldman Sachs Funds--Toll Free:  800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Addi-tional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Pro-spectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1997.

                       SHAREHOLDER AND FUND EXPENSES

                                FST SHARES

                                             FINANCIAL                                              FINANCIAL FINANCIAL
                        FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                         SQUARE     SQUARE     MONEY     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                          PRIME      MONEY    MARKET    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                       OBLIGATIONS  MARKET     PLUS    OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                          FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                       ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
 Maximum Sales Charge
 Imposed on Purchases.    None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......    None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........    None       None      None       None        None        None      None      None      None
 Exchange Fee.........    None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES (1)
 (as a percentage of
  average daily net
  assets)
 Management Fees
  (after
  limitations)(2).....    0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
  (after expense
  limitations) (3)....    0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                          ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING EX-
 PENSES (4)...........    0.18%      0.18%     0.18%      0.18%       0.18%       0.18%     0.18%     0.18%     0.18%
                          ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Financial Square Prime Obligations Fund.....    $2     $ 6     $10     $23
   Financial Square Money Market Fund..........   $ 2     $ 6     $10     $23
   Financial Square Money Market Plus Fund.....   $ 2     $ 6     N/A     N/A
   Financial Square Treasury Obligations Fund..   $ 2     $ 6     $10     $23
   Financial Square Treasury Instruments Fund..   $ 2     $ 6     N/A     N/A
   Financial Square Government Fund............   $ 2     $ 6     $10     $23
   Financial Square Federal Fund...............   $ 2     $ 6     N/A     N/A
   Financial Square Tax-Free Money Market Fund.   $ 2     $ 6     $10     $23
   Financial Square Municipal Money Market
    Fund.......................................   $ 2     $ 6     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Money Market Plus, Financial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the fiscal year ended December 31, 1996, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .23%
   Financial Square Money Market Fund........................    .025%      .23%
   Financial Square Treasury Obligations Fund................    .035%      .24%
   Financial Square Government Fund..........................    .035%      .24%
   Financial Square Tax-Free Money Market Fund...............    .025%      .23%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Money Market Plus, Finan-cial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Money Market Plus Fund...................    .035%      .24%
   Financial Square Treasury Instruments Fund................    .125%      .33%
   Financial Square Federal Fund.............................    .095%      .30%
   Financial Square Municipal Money Market Fund..............    .285%      .49%

  The information set forth in the foregoing table and hypothetical example relates only to FST Shares of the Funds. The Funds also offer FST Preferred Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0529      $  --        $0.0529     $(0.0529)     $1.00     5.41%        0.18%        5.29%
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $3,901,797    0.23%        5.24%
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,154    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(e).......         118    0.74(b)      4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.    $1.00    $0.0533      $0.0001      $0.0534     $(0.0534)     $1.00     5.45%        0.18%        5.33%
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.  $2,540,366    0.23%        5.28%
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(d).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)      4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0522      $0.0003      $0.0525     $(0.0524)       $1.00       5.35%        0.18%        5.22%
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $2,291,051    0.24%        5.16%
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(e).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)      7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------
                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                $1.00    $0.0525        $0.0001        $0.0526     $(0.0526)      $1.00       5.38%
1996-FST Preferred
shares(c)............                 1.00     0.0344         0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00     0.0501         0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00     0.0474         0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00     0.0581         0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00     0.0554         0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00     0.0256         0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00     0.0120         0.0001         0.0121      (0.0121)       1.00       2.87(b)
                                                                              RATIOS ASSUMING NO
                                                                            WAIVER OF FEES AND NO
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                RATIO OF NET                           RATIO OF NET
                                   RATIO OF NET  INVESTMENT       NET       RATIO OF    INVESTMENT
                                   EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                                   AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                                      ASSETS       ASSETS     (IN 000'S)     ASSETS       ASSETS
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                  0.18%        5.25%      $858,769       0.24%        5.19%
1996-FST Preferred
shares(c)............                  0.28(b)      5.14(b)         112       0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........                  0.43         5.01        145,108       0.49         4.95
1996-FST Service
shares...............                  0.68         4.74        223,554       0.74         4.68
1995-FST shares......                  0.18         5.81        743,884       0.24         5.75
1995-FST Administra-
tion shares..........                  0.43         5.54         82,386       0.49         5.48
1995-FST Service
shares(d)............                  0.68(b)      5.08(b)      14,508       0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                  0.15(b)      4.64(b)     258,350       0.25(b)      4.54(b)
1994-FST Administra-
tion shares(e).......                  0.40(b)      4.67(b)      54,253       0.50(b)      4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                  0.08(b)      3.10(b)      44,697       0.59(b)      2.59(b)
1993-FST Administra-
tion shares(d).......                  0.35(b)      2.85(b)      14,126       0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.             $1.00   $     0.0335          --    $     0.0335    $(0.0335)     $1.00      3.39%       0.18%
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)     0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13        0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88        0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89        0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63        0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38        0.64
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)     0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)     0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)     0.57(b)
                                                      RATIOS ASSUMING NO
                                                    WAIVER OF FEES AND NO
                                                     EXPENSE LIMITATIONS
                                                   ------------------------
                           RATIO OF NET    NET                 RATIO OF NET
                            INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                            INCOME TO     END OF   EXPENSES TO  INCOME TO
                           AVERAGE NET    PERIOD   AVERAGE NET AVERAGE NET
                              ASSETS    (IN 000'S)   ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.               3.35%     $440,838     0.23%        3.30%
1996-FST Pre-
ferred
shares(c).......               3.26(b)     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........               3.10        51,661     0.48         3.05
1996-FST Service
shares..........               2.85        19,855     0.73         2.80
1995-FST shares.               3.81       448,367     0.24         3.71
1995-FST Admin-
istration
shares..........               3.54        20,939     0.49         3.44
1995-FST Service
shares..........               3.32        19,860     0.74         3.22
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......               3.42(b)    183,570     0.31(b)      3.18(b)
1994-FST
Administration shares(d).      3.25(b)      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(d).......               3.32(b)      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Trea-sury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

------------------------------------------------------------------------------------------------------------------------
                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
Plus                                      Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.

    + To the extent required by Rule 2a-7, asset-backed and receivables backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guar-anteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a fi-nancial institution, or other credit enhancements may be present. To the ex-tent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar-de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 24, 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $104.9 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Money Market Plus Fund................    .205%         N/A
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each tax-able year. To qualify as such, each Fund must satisfy certain requirements re-lating to the sources of its income, diversification of its assets and distri-bution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of April 1, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 40.64% of the outstanding shares of Trea-sury Instruments Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              PURCHASE OF SHARES

  FST Shares of a Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the sub-custodian for State Street Bank and Trust Company ("State Street"), receives the purchase amount in federal funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Atten-tion: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be con-verted to federal funds within two Business Days after receipt. FST Shares purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Shares of each Fund are deemed to have been purchased when an order be-comes effective and are entitled to dividends on FST Shares purchased as fol-lows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED BY GOLDMAN SACHS   DIVIDENDS BEGIN
   -------------------------------------   ---------------
   (1) In the case of the Taxable and Tax-Advantaged Funds
            (except for Government, Treasury Obligations and
            Money Market Plus Funds)
   By:3:00 p.m.--N.Y. time                 Same Business Day
-----------------------------------------------------------------
   After:3:00 p.m.--N.Y. time              Next Business Day
-----------------------------------------------------------------
   (2) In the case of the Government, Treasury Obligations
         and Money Market Plus Funds
   By:5:00 p.m.--N.Y. time                 Same Business Day
-----------------------------------------------------------------
   After:5:00 p.m.--N.Y. time              Next Business Day
-----------------------------------------------------------------
   (3) In the case of the Municipal Fund
   By:1:00 p.m.- N.Y. time                 Same Business Day
-----------------------------------------------------------------
   After:1:00 p.m.- N.Y. time              Next Business Day
-----------------------------------------------------------------
   (4) In the case of the Tax-Free Fund
   By:2:00 p.m.- N.Y. time                 Same Business Day
-----------------------------------------------------------------
   After:2:00 p.m.- N.Y. time              Next Business Day
-----------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Shares of the Funds are purchased at the net asset value per share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such Shares.

  Goldman Sachs, as each Fund's transfer agent, will maintain a complete rec-ord of transactions and FST Shares held in each shareholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after plac-ing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of each Fund will receive an annual report containing au-dited financial statements and a semiannual report. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by a Fund are also reflected in regular statements issued by Goldman Sachs. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. FST Shareholders with in-quiries regarding a Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month-end and the monthly income together with the total share balance and monthly income for the master account.

  To assist banks and other institutional investors performing their own sub-accounting, each Fund's daily income per share, calculated to nine decimal places, and its annualized yield are normally available by 4:00 p.m. New York time.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Money Market Plus Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Money Market Plus Funds) as a dividend and distributed to FST Shareholders monthly. Distribu-tions will be made in additional FST Shares of the same Fund or, at the elec-tion of FST Shareholders, in cash. The election to reinvest dividends and dis-tributions or receive them in cash may be changed at any time upon written no-tice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be re-flected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains real-ized on the disposition of securities during the months of November and Decem-ber may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Money Market Plus Funds is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of each Fund may be exchanged for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included at the end of this Prospectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of a Fund without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the particular Fund to be redeemed, the account number, payment instructions and the exact registration on the account. Signa-tures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid to other than pre-established instructions on file with the Fund. A FST Shareholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form included at the end of this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for FST Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form, un-less payment by check has been requested.

-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED       REDEMPTION PROCEEDS
     BY GOLDMAN SACHS                 ORDINARILY                     DIVIDENDS
---------------------------       -------------------                ---------
(1) In the case of the Taxable and Tax-Advantaged Funds (except for Government,
 Treasury Obligations and Money Market Plus Funds)
By:3:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------
After:3:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------
(2) In the case of the Government, Treasury Obligations and Money Market Plus Funds
By:5:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------
After:5:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REDEMPTION REQUEST RECEIVED       REDEMPTION PROCEEDS
     BY GOLDMAN SACHS                 ORDINARILY                     DIVIDENDS
---------------------------       -------------------                ---------
(3) In the case of the Municipal Fund
By:12:00 noon--N.Y. time     Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:12:00 noon--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
(4) In the case of the Tax-Free Fund
By:1:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:1:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Account In-formation Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the FST Shareholder's bank in the transfer process. If a problem with such performance arises, the FST Shareholder should deal directly with such inter-mediaries or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by Goldman Sachs. Goldman Sachs may also require additional documentation in connection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Share-holder. The Funds may redeem all of the FST Shares of any FST Shareholder whose account has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Shares are being redeemed to allow them to purchase sufficient additional FST Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

[LOGO] Goldman Sachs

                 GOLDMAN SACHS FUNDS--ACCOUNT INFORMATION FORM
   This Account Information Form Should be Forwarded Promptly to Goldman,
                                 Sachs & Co.
                 No Redemption Can be Made Prior to Its Receipt

Send to: Goldman Sachs Funds                      Master No. __________________
         4900 Sears Tower                                    Fund Use Only
         Chicago, IL 60606
         1-800-621-2550                           Date: _______________________

[_] GOLDMAN SACHS MONEY MARKET FUNDS     [_] GOLDMAN SACHS FIXED INCOME FUNDS
    Fill in Fund(s), Class(es) of Shares     Fill in Fund(s), Class(es) of
    and Fund number(s):                      Shares and Fund number(s):


    ------------------------------------     ----------------------------------

    ------------------------------------     ----------------------------------

    ------------------------------------     ----------------------------------

[_] GOLDMAN SACHS EQUITY FUNDS           [_] OTHER
    Fill in Fund(s), Class(es) of Shares     Fill in Fund(s), Class(es) of
    and Fund number(s):                      Shares and Fund number(s):


    ------------------------------------     ----------------------------------

    ------------------------------------     ----------------------------------

    ------------------------------------     ----------------------------------


A. ACCOUNT RECORD
--------------------------------------------------------------------------------

----------------------------------------  --------------------------------------
Name of Account                           Telephone Number

----------------------------------------
Street or P.O. Box
                                          U.S. Citizen or
----------------------------------------  Resident? Yes [_] No [_]
City                State         Zip     If no is checked, fill in country of
                                          tax residence:

----------------------------------------  --------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS - Check appropriate box (see "Dividends" in Pro-spectus)
--------------------------------------------------------------------------------

Daily dividend funds:               [_] Cash    [_] Units/Shares
Dividends (including net,
 short-term capital gains)          [_] Cash    [_] Units/Shares
Net long-term capital gains                     [_] Units/Shares
Dividends and capital gains
 reinvested in another fund in the
 Goldman Sachs Funds (See
 Prospectus for more information.)

 Fill in Fund(s):
                 --------------------------

                 --------------------------

Non-daily dividend funds:
Dividends                           [_] Cash    [_] Units/Shares
Capital gains (including
 short-term and long-term)          [_] Cash    [_] Units/Shares
Dividends and capital gains
 reinvested in another fund in the
 Goldman Sachs Funds (See
 Prospectus for more information.)

 Fill in Fund(s): _______________________

(If no box is checked, dividends and capital gains distributions will be rein-vested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
--------------------------------------------------------------------------------
Taxpayer Identification Number: _________________

Under penalties of perjury, I certify that (1) the number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am ex-empt from backup withholding or I have not been notified by the Internal Reve-nue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certifica-tion of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

SIGN ------------------------------     ----------------------------------------
HERE Signature                          Name (print) and Title (if any)

     ------------------------------     ----------------------------------------
     Date                                                 Continued on next page

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
-------------------------------------------------------------------------------

[_] GOLDMAN, SACHS & CO. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of shares/units of the Fund into any Fund described in the accompanying Pro-spectus. The undersigned understands and agrees that neither the applicable Fund nor GOLDMAN, SACHS & Co. will be liable for any loss, expense, or cost arising out of any telephone request.

E. REDEMPTION PLANS - Check one box only (see "Redemption of Shares" in Pro-spectus)
-------------------------------------------------------------------------------

[_] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT A MEDALLION SIGNATURE GUARANTEE, from any person for the redemption of shares/units for the above account provided that the pro-ceeds are transmitted either to the following bank account(s) or mailed to the address of record of the account, as specified below. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE MEDALLION SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized ac-count.

[_] I have furnished GOLDMAN, SACHS & CO., WITH A MEDALLION SIGNATURE GUARANTEE
    (See section H). I authorize GOLDMAN, SACHS & CO. to honor telephone, tele-graphic, or other instructions from any person for the redemption of shares/units for the above account provided that the proceeds are transmit-ted either to the following bank account(s) or mailed to the address of rec-ord of the account, as specified below. Any changes to the following infor-mation must be made in writing to GOLDMAN, SACHS & CO., (but WITHOUT MEDAL-LION SIGNATURE GUARANTEE) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or fee pay-ments made to any unauthorized account.

Check the appropriate box below specifying how redemption proceeds shall be transmitted to you:

[_] BY WIRE (transmitted to my bank account(s) designated below).

or

[_] BY MAIL. Please mail a check to the address of record of the account set forth in Section A.

If you indicated that redemption proceeds should be wired to your bank ac-count(s), please complete the following bank account information and place a line through the unused portion.

Additional instructions may be added on separate pages, if necessary.

Number of Bank Account Destinations completed in Section E of this form: [_]

1) ___________________________________  3) _____________________________________
   Bank Name           Bank Routing No.    Bank Name            Bank Routing No.


 ------------------------------------   ----------------------------------------
 Street Address                         Street Address


 ------------------------------------   ----------------------------------------
 City         State             Zip      City           State               Zip


 ------------------------------------   ----------------------------------------
 Account Name             Account No.    Account Name               Account No.


2) ___________________________________  4) _____________________________________
   Bank Name          Bank Routing No.     Bank Name           Bank Routing No.


 ------------------------------------   ----------------------------------------
 Street Address                         Street Address


 ------------------------------------   ----------------------------------------
 City        State              Zip      City         State             Zip


 ------------------------------------   ----------------------------------------
 Account Name            Account No.     Account Name             Account No.

F. CHECKWRITING PRIVILEGE - FOR MONEY MARKET FUND ACCOUNTS ONLY (OPTIONAL)

-------------------------------------------------------------------------------

[_] I have invested in a Goldman Sachs Money Market Fund and would like to have the checkwriting privilege. Please send a signature card for checkwriting to me at the address listed in Section A.

G. SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------

By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the invest-ment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investment, and that the individual(s) signing on behalf of the undersigned represent and warrant that they are duly authorized to sign this application and to purchase and redeem Fund units/shares on behalf of the undersigned. The undersigned affirms that it has received and reviewed a current Fund Prospectus.

THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CON-STANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARANTEED. AS A RESULT, THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS.

                                                    Continued on next page

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  10
Investment Policies Matrix.................................................  12
Description of Securities and Investment Techniques........................  14
Investment Limitations.....................................................  20
Management.................................................................  21
Taxes......................................................................  22
Net Asset Value............................................................  23
Yield Information..........................................................  23
Organization and Shares of the Trust.......................................  24
Purchase of Shares.........................................................  25
Reports to Shareholders....................................................  26
Distributions..............................................................  27
Exchanges..................................................................  27
Redemption of Shares.......................................................  27
Appendix................................................................... A-1
Account Information Form



FST-IFS-MMT15K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                                  FST SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                           FST ADMINISTRATION SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Administration shares of beneficial interest ("FST Administration Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION.........Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Administration Shares. It should be read and re-tained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supple-mented from time to time, is available upon request without charge from Serv-ice Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Pro-spectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1997.

                      SHAREHOLDER AND FUND EXPENSES

                        FST ADMINISTRATION SHARES

                                             FINANCIAL                                              FINANCIAL FINANCIAL
                        FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                         SQUARE     SQUARE     MONEY     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                          PRIME      MONEY    MARKET    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                       OBLIGATIONS  MARKET     PLUS    OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                          FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                       ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
  Maximum Sales Charge
   Imposed on
   Purchases..........    None       None      None       None        None        None      None      None      None
  Sales Charge Imposed
   on Reinvested
   Distributions......    None       None      None       None        None        None      None      None      None
  Deferred Sales Load
   Imposed on
   Redemptions........    None       None      None       None        None        None      None      None      None
  Exchange Fee........    None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES (1)
 (as a percentage of
 average daily
 net assets)
  Management Fees
   (after limitations)
   (2)................    0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
  Other Expenses
   Administration
    Fees..............    0.25%      0.25%     0.25%      0.25%       0.25%       0.25%     0.25%     0.25%     0.25%
   Other Expenses
    (after ex-
    pense limitations)
     (3)..............    0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                          ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (4).........    0.43%      0.43%     0.43%      0.43%       0.43%       0.43%     0.43%     0.43%     0.43%
                          ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 4     $14     $24     $54
     Financial Square Money Market Fund........  $ 4     $14     $24     $54
     Financial Square Money Market Plus Fund...  $ 4     $14     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 4     $14     $24     $54
     Financial Square Treasury Instruments
      Fund.....................................  $ 4     $14     N/A     N/A
     Financial Square Government Fund..........  $ 4     $14     $24     $54
     Financial Square Federal Fund.............  $ 4     $14     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 4     $14     $24     $54
     Financial Square Municipal Money Market
      Fund.....................................  $ 4     $14     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Money Market Plus, Financial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the fiscal year ended December 31, 1996, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .48%
   Financial Square Money Market Fund........................    .025%      .48%
   Financial Square Treasury Obligations Fund................    .035%      .49%
   Financial Square Government Fund..........................    .035%      .49%
   Financial Square Tax-Free Money Market Fund...............    .025%      .48%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Money Market Plus, Finan-cial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Money Market Plus Fund...................    .035%      .49%
   Financial Square Treasury Instruments Fund................    .125%      .58%
   Financial Square Federal Fund.............................    .095%      .55%
   Financial Square Municipal Money Market Fund..............    .285%      .74%

  The information set forth in the foregoing table and hypothetical example relates only to FST Administration Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their cus-tomers' accounts. See "Administration." Such fees, if any, may affect the re-turn such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0529      $  --        $0.0529     $(0.0529)     $1.00     5.41%        0.18%        5.29%
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $3,901,797    0.23%        5.24%
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,154    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(e).......         118    0.74(b)      4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.    $1.00    $0.0533      $0.0001      $0.0534     $(0.0534)     $1.00     5.45%        0.18%        5.33%
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.  $2,540,366    0.23%        5.28%
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(d).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)      4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0522      $0.0003      $0.0525     $(0.0524)       $1.00       5.35%        0.18%        5.22%
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $2,291,051    0.24%        5.16%
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(e).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)      7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------
                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                $1.00    $0.0525        $0.0001        $0.0526     $(0.0526)      $1.00       5.38%
1996-FST Preferred
shares(c)............                 1.00     0.0344         0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00     0.0501         0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00     0.0474         0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00     0.0581         0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00     0.0554         0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00     0.0256         0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00     0.0120         0.0001         0.0121      (0.0121)       1.00       2.87(b)
                                                                              RATIOS ASSUMING NO
                                                                            WAIVER OF FEES AND NO
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                RATIO OF NET                           RATIO OF NET
                                   RATIO OF NET  INVESTMENT       NET       RATIO OF    INVESTMENT
                                   EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                                   AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                                      ASSETS       ASSETS     (IN 000'S)     ASSETS       ASSETS
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                  0.18%        5.25%      $858,769       0.24%        5.19%
1996-FST Preferred
shares(c)............                  0.28(b)      5.14(b)         112       0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........                  0.43         5.01        145,108       0.49         4.95
1996-FST Service
shares...............                  0.68         4.74        223,554       0.74         4.68
1995-FST shares......                  0.18         5.81        743,884       0.24         5.75
1995-FST Administra-
tion shares..........                  0.43         5.54         82,386       0.49         5.48
1995-FST Service
shares(d)............                  0.68(b)      5.08(b)      14,508       0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                  0.15(b)      4.64(b)     258,350       0.25(b)      4.54(b)
1994-FST Administra-
tion shares(e).......                  0.40(b)      4.67(b)      54,253       0.50(b)      4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                  0.08(b)      3.10(b)      44,697       0.59(b)      2.59(b)
1993-FST Administra-
tion shares(d).......                  0.35(b)      2.85(b)      14,126       0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.             $1.00   $     0.0335          --    $     0.0335    $(0.0335)     $1.00      3.39%       0.18%
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)     0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13        0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88        0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89        0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63        0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38        0.64
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)     0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)     0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)     0.57(b)
                                                      RATIOS ASSUMING NO
                                                    WAIVER OF FEES AND NO
                                                     EXPENSE LIMITATIONS
                                                   ------------------------
                           RATIO OF NET    NET                 RATIO OF NET
                            INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                            INCOME TO     END OF   EXPENSES TO  INCOME TO
                           AVERAGE NET    PERIOD   AVERAGE NET AVERAGE NET
                              ASSETS    (IN 000'S)   ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.               3.35%     $440,838     0.23%        3.30%
1996-FST Pre-
ferred
shares(c).......               3.26(b)     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........               3.10        51,661     0.48         3.05
1996-FST Service
shares..........               2.85        19,855     0.73         2.80
1995-FST shares.               3.81       448,367     0.24         3.71
1995-FST Admin-
istration
shares..........               3.54        20,939     0.49         3.44
1995-FST Service
shares..........               3.32        19,860     0.74         3.22
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......               3.42(b)    183,570     0.31(b)      3.18(b)
1994-FST
Administration shares(d).      3.25(b)      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(d).......               3.32(b)      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Trea-sury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

------------------------------------------------------------------------------------------------------------------------
                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
Plus                                      Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.

    + To the extent required by Rule 2a-7, asset-backed and receivables backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guar-anteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a fi-nancial institution, or other credit enhancements may be present. To the ex-tent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar-de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 24, 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $104.9 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Money Market Plus Fund................    .205%         N/A
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each tax-able year. To qualify as such, each Fund must satisfy certain requirements re-lating to the sources of its income, diversification of its assets and distri-bution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of April 1, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 40.64% of the outstanding shares of Trea-sury Instruments Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted an Administration Plan with respect to the FST Admin-istration Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are benefi-cial owners of such Shares (each a "Service Organization"). Each Fund will en-ter into agreements with Service Organizations which purchase FST Administra-tion Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .25% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Administration Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of the Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Govern-ment Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of .25% of each Fund's average daily net assets attributable to FST Adminis-tration Shares.

  Holders of FST Administration Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their cus-tomer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Administration Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Funds through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in Federal Funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Administration Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Adminis-tration Shares purchased as follows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A SERVICE
   ORGANIZATION BY GOLDMAN SACHS                    DIVIDENDS BEGIN
   -----------------------------------              ---------------
          (1) In the case of the Taxable and Tax-
            Advantaged Funds (except for
            Government, Treasury Obligations and
            Money Market Plus Funds)
   By:    3:00 p.m.--N.Y. time                      Same Business Day
---------------------------------------------------------------------
   After: 3:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------
          (2) In the case of the Government,
          Treasury Obligations and Money Market
          Plus Funds
   By:    5:00 p.m.--N.Y. time                      Same Business Day
---------------------------------------------------------------------
   After: 5:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------
          (3) In the case of the Municipal Fund
   By:    1:00 p.m.--N.Y. time                      Same Business Day
---------------------------------------------------------------------
   After: 1:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------
          (4) In the case of the Tax-Free Fund
   By:    2:00 p.m.--N.Y. time                      Same Business Day
---------------------------------------------------------------------
   After: 2:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------

   The Service Organizations are responsible for timely transmittal of pur-chase orders to Goldman Sachs and federal funds to Northern. In order to fa-cilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Administration Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Admin-istration Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Administration Shares in connection with sweep account pro-grams.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account and the Fund in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Administration Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial own-ers of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Money Market Plus Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Money Market Plus Funds) as a dividend and distributed to Service Organizations monthly. Distri-butions will be made in additional FST Administration Shares of the same Fund or, at the election of a Service Organization, in cash. The election to rein-vest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not ex-pected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Money Market Plus Funds is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of each Fund may be exchanged by Service Organiza-tions for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

-------------------------------------------------------------------------------

     REDEMPTION REQUEST
        RECEIVED FROM                REDEMPTION
    SERVICE ORGANIZATION              PROCEEDS
      BY GOLDMAN SACHS               ORDINARILY                DIVIDENDS
    --------------------             ----------                ---------
 (1) In the case of the Taxable and Tax-Advantaged Funds (except for
  Government, Treasury Obligations and Money Market Plus Funds)
 By:3:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:3:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (2) In the case of the Government, Treasury Obligations and Money Market
  Plus Funds
 By:5:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:5:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (3) In the case of the Municipal Fund
 By:12:00 noon--N.Y. time     Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:12:00 noon--N.Y. time  Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (4) In the case of the Tax-Free Fund
 By:1:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:1:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Busi-ness Days after receipt of the Service Organization's properly executed re-demption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the FST Administration Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Administration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Admin-istration Shareholder. The Funds may redeem all of the FST Administration Shares of any FST Administration Shareholder whose account has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are being redeemed to allow them to purchase sufficient additional FST Administration Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST ADMINISTRATION SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  10
Investment Policies Matrix.................................................  12
Description of Securities and Investment Techniques........................  14
Investment Limitations.....................................................  20
Management.................................................................  21
Taxes......................................................................  22
Net Asset Value............................................................  23
Yield Information..........................................................  23
Organization and Shares of the Trust.......................................  24
Administration.............................................................  25
Purchase of Shares.........................................................  25
Reports to Shareholders....................................................  27
Distributions..............................................................  27
Exchanges..................................................................  28
Redemption of Shares.......................................................  28
Appendix................................................................... A-1



FST-1AD-MMT15K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                           FST ADMINISTRATION SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                              FST SERVICE SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Service shares of beneficial interest ("FST Service Shares") of the Funds. Goldman Sachs As-set Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.


  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION....... Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Orga-nizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                      SHAREHOLDER AND FUND EXPENSES

                            FST SERVICE SHARES

                                                     FINANCIAL                                              FINANCIAL FINANCIAL
                                FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                                 SQUARE     SQUARE     MONEY     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                                  PRIME      MONEY    MARKET    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                               OBLIGATIONS  MARKET     PLUS    OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                                  FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                               ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........            None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......            None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........            None       None      None       None        None        None      None      None      None
 Exchange Fee.........            None       None      None       None        None        None      None      None      None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average
 daily net assets)
 Management Fees
  (after limitations)
  (2) ................            0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
 Service Fees.........            0.50%      0.50%     0.50%      0.50%       0.50%       0.50%     0.50%     0.50%     0.50%
 Other Expenses
  (after expense
  limitations) (3)....            0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                                  ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING EXPENSes (4)      0.68%      0.68%     0.68%      0.68%       0.68%       0.68%     0.68%     0.68%     0.68%
                                  ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 7     $22     $38     $85
     Financial Square Money Market Fund........  $ 7     $22     $38     $85
     Financial Square Money Market Plus Fund...  $ 7     $22     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 7     $22     $38     $85
     Financial Square Treasury Instruments
      Fund.....................................  $ 7     $22     N/A     N/A
     Financial Square Government Fund..........  $ 7     $22     $38     $85
     Financial Square Federal Fund.............  $ 7     $22     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 7     $22     $38     $85
     Financial Square Municipal Money Market
      Fund.....................................  $ 7     $22     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Money Market Plus, Financial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the fiscal year ended December 31, 1996, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .73%
   Financial Square Money Market Fund........................    .025%      .73%
   Financial Square Treasury Obligations Fund................    .035%      .74%
   Financial Square Government Fund..........................    .035%      .74%
   Financial Square Tax-Free Money Market Fund...............    .025%      .73%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Money Market Plus, Finan-cial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Money Market Plus Fund...................    .035%      .74%
   Financial Square Treasury Instruments Fund................    .125%      .83%
   Financial Square Federal Fund.............................    .095%      .80%
   Financial Square Municipal Money Market Fund..............    .285%      .99%

  The information set forth in the foregoing table and hypothetical example relates only to FST Service Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Administration Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customers' accounts. Due to the service fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.'s rules regarding investment companies. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0529      $  --        $0.0529     $(0.0529)     $1.00     5.41%        0.18%        5.29%
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $3,901,797    0.23%        5.24%
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,154    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(e).......         118    0.74(b)      4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.    $1.00    $0.0533      $0.0001      $0.0534     $(0.0534)     $1.00     5.45%        0.18%        5.33%
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.  $2,540,366    0.23%        5.28%
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(d).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)      4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0522      $0.0003      $0.0525     $(0.0524)       $1.00       5.35%        0.18%        5.22%
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $2,291,051    0.24%        5.16%
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(e).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)      7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------
                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                $1.00    $0.0525        $0.0001        $0.0526     $(0.0526)      $1.00       5.38%
1996-FST Preferred
shares(c)............                 1.00     0.0344         0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00     0.0501         0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00     0.0474         0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00     0.0581         0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00     0.0554         0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00     0.0256         0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00     0.0120         0.0001         0.0121      (0.0121)       1.00       2.87(b)
                                                                              RATIOS ASSUMING NO
                                                                            WAIVER OF FEES AND NO
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                RATIO OF NET                           RATIO OF NET
                                   RATIO OF NET  INVESTMENT       NET       RATIO OF    INVESTMENT
                                   EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                                   AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                                      ASSETS       ASSETS     (IN 000'S)     ASSETS       ASSETS
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                  0.18%        5.25%      $858,769       0.24%        5.19%
1996-FST Preferred
shares(c)............                  0.28(b)      5.14(b)         112       0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........                  0.43         5.01        145,108       0.49         4.95
1996-FST Service
shares...............                  0.68         4.74        223,554       0.74         4.68
1995-FST shares......                  0.18         5.81        743,884       0.24         5.75
1995-FST Administra-
tion shares..........                  0.43         5.54         82,386       0.49         5.48
1995-FST Service
shares(d)............                  0.68(b)      5.08(b)      14,508       0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                  0.15(b)      4.64(b)     258,350       0.25(b)      4.54(b)
1994-FST Administra-
tion shares(e).......                  0.40(b)      4.67(b)      54,253       0.50(b)      4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                  0.08(b)      3.10(b)      44,697       0.59(b)      2.59(b)
1993-FST Administra-
tion shares(d).......                  0.35(b)      2.85(b)      14,126       0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.             $1.00   $     0.0335          --    $     0.0335    $(0.0335)     $1.00      3.39%       0.18%
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)     0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13        0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88        0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89        0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63        0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38        0.64
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)     0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)     0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)     0.57(b)
                                                      RATIOS ASSUMING NO
                                                    WAIVER OF FEES AND NO
                                                     EXPENSE LIMITATIONS
                                                   ------------------------
                           RATIO OF NET    NET                 RATIO OF NET
                            INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                            INCOME TO     END OF   EXPENSES TO  INCOME TO
                           AVERAGE NET    PERIOD   AVERAGE NET AVERAGE NET
                              ASSETS    (IN 000'S)   ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.               3.35%     $440,838     0.23%        3.30%
1996-FST Pre-
ferred
shares(c).......               3.26(b)     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........               3.10        51,661     0.48         3.05
1996-FST Service
shares..........               2.85        19,855     0.73         2.80
1995-FST shares.               3.81       448,367     0.24         3.71
1995-FST Admin-
istration
shares..........               3.54        20,939     0.49         3.44
1995-FST Service
shares..........               3.32        19,860     0.74         3.22
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......               3.42(b)    183,570     0.31(b)      3.18(b)
1994-FST
Administration shares(d).      3.25(b)      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(d).......               3.32(b)      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Trea-sury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

------------------------------------------------------------------------------------------------------------------------
                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
Plus                                      Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.

    + To the extent required by Rule 2a-7, asset-backed and receivables backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guar-anteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a fi-nancial institution, or other credit enhancements may be present. To the ex-tent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar-de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 24, 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $104.9 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Money Market Plus Fund................    .205%         N/A
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each tax-able year. To qualify as such, each Fund must satisfy certain requirements re-lating to the sources of its income, diversification of its assets and distri-bution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of April 1, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 40.64% of the outstanding shares of Trea-sury Instruments Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              ADDITIONAL SERVICES

  Each Fund has adopted a Service Plan with respect to the FST Service Shares which authorizes it to compensate certain institutions for providing account administration and personal and account maintenance services to their custom-ers who are beneficial owners of such Shares (each a "Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .50% (on an annualized basis) of the average daily net as-set value of the FST Service Shares of that Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not ex-ceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Service Shares of a Fund for its customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of
 .50% of each Fund's average daily net assets attributable to FST Service
Shares.

  Holders of FST Service Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other ex-penses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customer ac-counts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Service Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Service Shares will be Service Organizations or their nominees, which may purchase FST Service Shares of the Funds through Goldman Sachs. Customers of Service Organizations may in-vest in such shares only through their Service Organizations.

  As set forth below, FST Service Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Service Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate

Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Servic-es, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is ex-pected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Service Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Service Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Service Shares purchased as follows:

-------------------------------------------------------------------------------

IF ORDER IS RECEIVED FROM A SERVICE
ORGANIZATION BY GOLDMAN SACHS                                DIVIDENDS BEGIN
-----------------------------------                          ---------------
   (1) In the case of the Taxable and Tax-Advantaged
       Funds (except for Government, Treasury Obligations
       and Money Market Plus Funds)
By:    3:00 p.m.--N.Y. time                                  Same Business Day
-------------------------------------------------------------------------------
After: 3:00 p.m.--N.Y. time                                  Next Business Day
-------------------------------------------------------------------------------
   (2) In the case of the Government, Treasury Obligations
       and Money Market Plus Funds
By:    5:00 p.m.--N.Y. time                                  Same Business Day
-------------------------------------------------------------------------------
After: 5:00 p.m.--N.Y. time                                  Next Business Day
-------------------------------------------------------------------------------
   (3) In the case of the Municipal Fund
By:    1:00 p.m.--N.Y. time                                  Same Business Day
-------------------------------------------------------------------------------
After: 1:00 p.m.--N.Y. time                                  Next Business Day
-------------------------------------------------------------------------------
   (4) In the case of the Tax-Free Fund
By:    2:00 p.m.--N.Y. time                                  Same Business Day
-------------------------------------------------------------------------------
After: 2:00 p.m.--N.Y. time                                  Next Business Day
-------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Service Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's trans-fer agent, will maintain a complete record of transactions and FST Service Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Service Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying ac-counts, and may impose a charge for any special services rendered to its cus-tomers. Customers should contact their Service Organizations for further in-formation concerning such requirements and charges. A Service Organization may purchase FST Service Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Service Shares should be accompanied by infor-mation identifying the account and the Fund in which FST Service Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Service Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for provid-ing similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Money Market Plus Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Money Market Plus Funds) as a dividend and distributed to Service Organizations monthly. Distri-butions will be made in additional FST Service Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest div-idends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Div-idends will be reinvested as of the last calendar day of each month. Cash dis-tributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distribu-tions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid exces-sive fluctuations in the amount of monthly capital gains distributions, a por-tion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Money Market Plus Funds is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Service Shares of each Fund may be exchanged by Service Organizations for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Service Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, nei-ther the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege de-scribed in the Statement of Additional Information. Goldman Sachs reserves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Service Shares re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Service Shares.

-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED
FROM SERVICE ORGANIZATION        REDEMPTION PROCEEDS
BY GOLDMAN SACHS                 ORDINARILY                DIVIDENDS
---------------------------      -------------------       ---------
(1) In the case of the Taxable
    and Tax-Advantaged Funds
    (except for Government,
    Treasury Obligations and
    Money Market Plus Funds)

By:3:00 p.m.--N.Y. time         Wired Same Business Day    Not earned on Day
                                                           request is received
------------------------------------------------------------------------------
After:3:00 p.m.--N.Y. time      Wired Next Business Day    Earned on Day
                                                           request is received
------------------------------------------------------------------------------
(2) In the case of the
    Government, Treasury
    Obligations and Money
    Market Plus Funds

By:5:00 p.m.--N.Y. time         Wired Same Business Day    Not earned on Day
                                                           request is received
------------------------------------------------------------------------------
After:5:00 p.m.--N.Y. time      Wired Next Business Day    Earned on Day
                                                           request is received
------------------------------------------------------------------------------
(3) In the case of the
    Municipal Fund

By:12:00 noon--N.Y. time        Wired Same Business Day    Not earned on Day
                                                           request is received
------------------------------------------------------------------------------
After:12:00 noon--N.Y. time     Wired Next Business Day    Earned on Day
                                                           request is received
------------------------------------------------------------------------------
(4) In the case of the
    Tax-Free Fund

By:1:00 p.m.--N.Y. time         Wired Same Business Day    Not earned on Day
                                                           request is received
------------------------------------------------------------------------------
After:1:00 p.m.--N.Y. time      Wired Next Business Day    Earned on Day
                                                           request is received
------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Service Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Service Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Service Shareholder. The Funds may redeem all of the FST Service Shares of any FST Service Shareholder whose account has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Service Shares are being redeemed to al-low them to purchase sufficient additional FST Service Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SERVICE SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  10
Investment Policies Matrix.................................................  12
Description of Securities and Investment
 Techniques................................................................  14
Investment Limitations.....................................................  20
Management.................................................................  21
Taxes......................................................................  22
Net Asset Value............................................................  23
Yield Information..........................................................  23
Organization and Shares of the Trust.......................................  24
Additional Services........................................................  25
Purchase of Shares.........................................................  25
Reports to Shareholders....................................................  27
Distributions..............................................................  27
Exchanges..................................................................  28
Redemption of Shares.......................................................  28
Appendix................................................................... A-1



FST-ISS-MMT15K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                              FST SERVICE SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                             FST PREFERRED SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Preferred shares of beneficial interest ("FST Preferred Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).


  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION.........Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Orga-nizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUAR-ANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                       SHAREHOLDER AND FUND EXPENSES

                           FST PREFERRED SHARES

                                                                                                        FINANCIAL FINANCIAL
                            FINANCIAL  FINANCIAL FINANCIAL  FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                             SQUARE     SQUARE    SQUARE     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                              PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                           OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                              FUND       FUND    PLUS FUND    FUND        FUND        FUND      FUND      FUND      FUND
                           ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSAC-
 TION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........        None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......        None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........        None       None      None       None        None        None      None      None      None
 Exchange Fee.........        None       None      None       None        None        None      None      None      None
ANNUAL OPERATING EXPENSES
 (1)
 (as a percentage of
 average daily net
 assets)
 Management Fees
  (after
  limitations) (2)....        0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
  Other Expenses
  Preferred Adminis-
   tration Fees.......        0.10%      0.10%     0.10%      0.10%       0.10%       0.10%     0.10%     0.10%     0.10%
  Other Expenses
   (after expense
   limitation) (3)....        0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                              ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (4).........        0.28%      0.28%     0.28%      0.28%       0.28%       0.28%     0.28%     0.28%     0.28%
                              ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 3      $9     $16     $36
     Financial Square Money Market Fund........  $ 3     $ 9     $16     $36
     Financial Square Money Market Plus Fund...  $ 3     $ 9     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 3     $ 9     $16     $36
     Financial Square Treasury Instruments
      Fund.....................................  $ 3     $ 9     N/A     N/A
     Financial Square Government Fund..........  $ 3     $ 9     $16     $36
     Financial Square Federal Fund.............  $ 3     $ 9     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 3     $ 9     $16     $36
     Financial Square Municipal Money Market
      Fund.....................................  $ 3     $ 9     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Money Market Plus, Financial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the fiscal year ended December 31, 1996, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .33%
   Financial Square Money Market Fund........................    .025%      .33%
   Financial Square Treasury Obligations Fund................    .035%      .34%
   Financial Square Government Fund..........................    .035%      .34%
   Financial Square Tax-Free Money Market Fund...............    .025%      .33%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Money Market Plus, Finan-cial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Money Market Plus Fund...................    .035%      .34%
   Financial Square Treasury Instruments Fund................    .125%      .43%
   Financial Square Federal Fund.............................    .095%      .40%
   Financial Square Municipal Money Market Fund..............    .285%      .59%

  The information set forth in the foregoing table and hypothetical example relates only to FST Preferred Shares of the Funds. The Funds also offer FST Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in con-nection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their in-vestments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been audited by Arthur Andersen LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0529      $  --        $0.0529     $(0.0529)     $1.00     5.41%        0.18%        5.29%
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $3,901,797    0.23%        5.24%
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,154    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(e).......         118    0.74(b)      4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.    $1.00    $0.0533      $0.0001      $0.0534     $(0.0534)     $1.00     5.45%        0.18%        5.33%
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-----------------
1996-FST shares.  $2,540,366    0.23%        5.28%
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(d).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)      4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.    $1.00    $0.0522      $0.0003      $0.0525     $(0.0524)       $1.00       5.35%        0.18%        5.22%
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1996-FST shares.  $2,291,051    0.24%        5.16%
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEAR ENDED JANUARY 31,
----------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(e).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)      7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------
                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                $1.00    $0.0525        $0.0001        $0.0526     $(0.0526)      $1.00       5.38%
1996-FST Preferred
shares(c)............                 1.00     0.0344         0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00     0.0501         0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00     0.0474         0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00     0.0581         0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00     0.0554         0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00     0.0256         0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00     0.0120         0.0001         0.0121      (0.0121)       1.00       2.87(b)
                                                                              RATIOS ASSUMING NO
                                                                            WAIVER OF FEES AND NO
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                RATIO OF NET                           RATIO OF NET
                                   RATIO OF NET  INVESTMENT       NET       RATIO OF    INVESTMENT
                                   EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                                   AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                                      ASSETS       ASSETS     (IN 000'S)     ASSETS       ASSETS
          ----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31,
------------------
1996-FST shares......                  0.18%        5.25%      $858,769       0.24%        5.19%
1996-FST Preferred
shares(c)............                  0.28(b)      5.14(b)         112       0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........                  0.43         5.01        145,108       0.49         4.95
1996-FST Service
shares...............                  0.68         4.74        223,554       0.74         4.68
1995-FST shares......                  0.18         5.81        743,884       0.24         5.75
1995-FST Administra-
tion shares..........                  0.43         5.54         82,386       0.49         5.48
1995-FST Service
shares(d)............                  0.68(b)      5.08(b)      14,508       0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                  0.15(b)      4.64(b)     258,350       0.25(b)      4.54(b)
1994-FST Administra-
tion shares(e).......                  0.40(b)      4.67(b)      54,253       0.50(b)      4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                  0.08(b)      3.10(b)      44,697       0.59(b)      2.59(b)
1993-FST Administra-
tion shares(d).......                  0.35(b)      2.85(b)      14,126       0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.             $1.00   $     0.0335          --    $     0.0335    $(0.0335)     $1.00      3.39%       0.18%
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)     0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13        0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88        0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89        0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63        0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38        0.64
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)     0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)     0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)     0.57(b)
                                                      RATIOS ASSUMING NO
                                                    WAIVER OF FEES AND NO
                                                     EXPENSE LIMITATIONS
                                                   ------------------------
                           RATIO OF NET    NET                 RATIO OF NET
                            INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                            INCOME TO     END OF   EXPENSES TO  INCOME TO
                           AVERAGE NET    PERIOD   AVERAGE NET AVERAGE NET
                              ASSETS    (IN 000'S)   ASSETS       ASSETS
              -----------------------------------------------------------------------------------------------------------
For the Year
Ended December
31,
--------------
1996-FST shares.               3.35%     $440,838     0.23%        3.30%
1996-FST Pre-
ferred
shares(c).......               3.26(b)     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........               3.10        51,661     0.48         3.05
1996-FST Service
shares..........               2.85        19,855     0.73         2.80
1995-FST shares.               3.81       448,367     0.24         3.71
1995-FST Admin-
istration
shares..........               3.54        20,939     0.49         3.44
1995-FST Service
shares..........               3.32        19,860     0.74         3.22
For the Period
Ended December
31,
--------------
1994-FST
shares(d).......               3.42(b)    183,570     0.31(b)      3.18(b)
1994-FST
Administration shares(d).      3.25(b)      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(d).......               3.32(b)      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Trea-sury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

------------------------------------------------------------------------------------------------------------------------
                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
Plus                                      Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.

    + To the extent required by Rule 2a-7, asset-backed and receivables backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guar-anteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a fi-nancial institution, or other credit enhancements may be present. To the ex-tent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar-de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 24, 1997, Goldman Sachs, together with its affiliates, acted as investment advis-er, administrator or distributor for approximately $104.9 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Money Market Plus Fund................    .205%         N/A
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each tax-able year. To qualify as such, each Fund must satisfy certain requirements re-lating to the sources of its income, diversification of its assets and distri-bution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of April 1, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 40.64% of the outstanding shares of Trea-sury Instruments Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such Shares (each a "Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). The Service Agree-ments will provide for compensation to the Service Organization in an amount up to .10% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Preferred Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government
Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of
 .10% of each Fund's average daily net assets attributable to FST Preferred Ad-ministration Shares.

  Holders of FST Preferred Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Serv-ice Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Preferred Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Funds through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900

Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Preferred Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Preferred Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

-------------------------------------------------------------------------------

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      (1) In the case of the Taxable and Tax-Advantaged Funds
               (except for Government, Treasury Obligations
               and Money Market Plus Funds)
      By:         3:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      3:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (2) In the case of the Government, Treasury Obligations
               and Money Market Plus Funds
      By:         5:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      5:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (3) In the case of the Municipal Fund
      By:         1:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      1:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (4) In the case of the Tax-Free Fund
      By:         2:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      2:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Preferred Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Pre-ferred Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Preferred Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by in-formation identifying the account and the Fund in which FST Preferred Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Preferred Shares of each Fund, including Service Organizations who hold such Shares for the bene-fit of their customers. Upon request, a printed confirmation for each transac-tion will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for pro-viding similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Money Market Plus Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Money Market Plus Funds) as a dividend and distributed to Service Organizations monthly. Distri-butions will be made in additional FST Preferred Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Serv-ice Organization at any time upon written notice to Goldman Sachs. If no elec-tion is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distri-butions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Money Market Plus Funds is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Preferred Shares of each Fund may be exchanged by Service Organizations for FST Preferred Shares of any other Financial Square Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606, if previously elected in the Account Information Form, or by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the tele-phone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemp-tion privilege described in the Statement of Additional Information. Goldman Sachs reserves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Preferred Shares re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.
-------------------------------------------------------------------------------

          REDEMPTION REQUEST
             RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION           PROCEEDS
           BY GOLDMAN SACHS            ORDINARILY             DIVIDENDS
         --------------------          ----------             ---------
        (1) In the case of the Taxable and Tax-Advantaged Funds (except for
          Government, Treasury Obligations and Money Market Plus Funds)
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------
        (2) In the case of the Government, Treasury Obligations and Money
        Market Plus Funds
 By:    5:00 p.m.--N.Y. time    Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After: 5:00 p.m.--N.Y. time    Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------
        (3) In the case of the Municipal Fund
 By:    12:00 noon--N.Y. time   Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After: 12:00 noon--N.Y. time   Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------
        (4) In the case of the Tax-Free Fund
 By:    1:00 p.m.--N.Y. time    Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After: 1:00 p.m.--N.Y. time    Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Preferred Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Preferred Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Pre-ferred Shareholder. The Funds may redeem all of the FST Preferred Shares of any FST Preferred Shareholder whose account has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Preferred Shares are being redeemed to allow them to purchase sufficient additional FST Preferred Shares to avoid such redemption.

                               ----------------

                                 APPENDIX

                 GUIDELINES FOR CERTIFICATION OF TAXPAYER

            IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST PREFERRED SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  10
Investment Policies Matrix.................................................  12
Description of Securities and Investment Techniques........................  14
Investment Limitations.....................................................  20
Management.................................................................  21
Taxes......................................................................  22
Net Asset Value............................................................  23
Yield Information..........................................................  23
Organization and Shares of the Trust.......................................  24
Administration.............................................................  25
Purchase of Shares.........................................................  25
Reports to Shareholders....................................................  27
Distributions..............................................................  27
Exchanges..................................................................  28
Redemption of Shares.......................................................  28
Appendix................................................................... A-1



FST-1PRE-MMT6K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                             FST PREFERRED SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                        GOLDMAN SACHS MONEY MARKET TRUST
                   GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                4900 Sears Tower
                            Chicago, Illinois 60606



               STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
                                   ILA UNITS



     Goldman Sachs Trust (the "Trust") is a no-load, open-end management investment company (or mutual fund) which includes the Goldman Sachs-- Institutional Liquid Assets portfolios. This Statement of Additional Information relates solely to the offering of ILA Units of:

Prime Obligations Portfolio;
Money Market Portfolio;
Treasury Obligations Portfolio;
Treasury Instruments Portfolio;
Government Portfolio;
Federal Portfolio;
Tax-Exempt Diversified Portfolio;
Tax-Exempt California Portfolio; and
Tax-Exempt New York Portfolio (individually, a "Portfolio" and   collectively
the "Portfolios").

     Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Portfolios.

     The Goldman Sachs Funds offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, unitholders will be assigned an Account Administrator ("AA"), who is ready to help unitholders with questions concerning their accounts. During business hours, unitholders can call their AA through a toll-free number to place purchase or redemption orders or to obtain Portfolio and account information. The AA can also answer inquiries about rates of return and portfolio composition/ holdings, and guide unitholders through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows unitholders to purchase and redeem units and also obtain Portfolio and account information directly.

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to ILA Units dated May 1, 1997, as amended and supplemented from time to time, a copy of which may be obtained without charge by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                           Page in
                                         Statement of
                                          Additional
                                         Information
                                         ------------

Investment Policies and Practices
  of the Portfolios....................             4
Investment Limitations.................            43
Trustees and Officers..................            47
The Adviser, Distributor and Transfer
Agent..................................            52
Portfolio Transactions.................            56
Net Asset Value........................            58
Redemptions............................            60
Calculation of Yield Quotations........            60
Tax Information........................            64
Organization and Capitalization........            70
Custodian and Subcustodian.............            76
Independent Accountants................            76
Financial Statements...................            76
Appendix A (Description of Securities
  Ratings).............................           A-1


                       INVESTMENT POLICIES AND PRACTICES
                               OF THE PORTFOLIOS


          The following discussion elaborates on the description of each Portfolio's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES

          Each Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS

          Each Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio and Government Portfolio) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government Securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS

          Each Portfolio (other than Treasury Obligations Portfolio, Government Portfolio, Federal Portfolio and Treasury Instruments Portfolio) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Portfolios consists of direct U.S. dollar denominated obligations of domestic or, in the case of Money Market Portfolio, foreign issuers. Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

          Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

          The Prime Obligations Portfolio and Money Market Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Portfolio will be regarded as illiquid.

REPURCHASE AGREEMENTS

          Each Portfolio (other than the Treasury Instruments Portfolio) may enter into repurchase agreements only with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Portfolio) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

          Custody of the Obligation will be maintained by the Portfolios' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

          Repurchase agreements pose certain risks for all entities, including the Portfolios, that utilize them. Such risks are not unique to the Portfolios but are inherent in repurchase agreements. The Portfolios seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

          For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and generally, for tax purposes, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

          If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Portfolio does not have a perfected security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

          Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and
incur costs before being able to sell the security.   Such a delay may involve
loss of interest or a decline in price of the Obligation.

          Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

          Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

          In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES

          The Money Market Portfolio may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, the Money Market Portfolio is restricted to purchasing U.S. dollar denominated securities, but it is not otherwise precluded from purchasing securities of foreign issuers.

          Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

          The Prime Obligations and Money Market Portfolios may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Portfolio's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Portfolio's other investments.

          Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Portfolios may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations and Money Market Portfolios' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, a Portfolio will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

          As set forth below, several types of asset-backed and receivables-backed securities have already been offered to investors, including for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

          Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

          Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

          The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Prime Obligations and Money Market Portfolios to dispose of any then existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

          Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

          A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions; distributions from any net capital gains would be taxable to its unitholders. For purposes of determining a Portfolio's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

          When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian or subcustodian will maintain in a segregated account cash or liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES

          Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable, nor are they ordinarily rated. A Portfolio may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which that Portfolio may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS

          Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Portfolio to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

          The terms of the variable or floating rate demand instruments that a Portfolio may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven
days' notice.   Others, such as instruments with quarterly or semiannual
interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless the Portfolio instructs otherwise. The Trust, on behalf of the Portfolios, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Portfolio,
(3) to maintain the respective quality standards of a Portfolio's investment portfolio, or (4) to attain a more optimal portfolio structure. A Portfolio will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Portfolio, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Portfolio may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Portfolio's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Portfolio. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Portfolio.

          The maturity of the variable or floating rate demand instruments held by a Portfolio will ordinarily be deemed to be the longer of (1) the notice period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Portfolio must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Portfolios will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Portfolios' investments in such instruments will be subject to the limitation on illiquid investments.

          A Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Government Portfolio and Federal Portfolio) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide the Portfolio with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of day's notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES

          A Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Trust's Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS

          The Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds".

          Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

          Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Portfolios which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, exempt from California and New York (city and state) personal income taxes, respectively. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

          Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

          General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public
purposes.   The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

          Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

          Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. The Tax-Exempt Diversified Portfolio and the Tax-Exempt California Portfolio do not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to unitholders under the federal alternative minimum tax.

          Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Portfolios may purchase are limited to short-term serial bonds---those with original or remaining maturities of thirteen months or less. The Portfolios may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Portfolios may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Portfolio's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

          The Portfolios which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodian arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institutions, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

          The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of a Portfolio. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Portfolio's credit quality requirements, to be inadequate.

          Although the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

          In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

          The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

          For the purpose of investment restrictions of the Portfolios, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

          An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Portfolios. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale, municipal obligations which are not publicly offered may nevertheless be readily marketable.

          Municipal obligations purchased for a Portfolio may be subject to the Portfolio's policy on holdings of illiquid securities. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Portfolio's investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

          Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

INVESTING IN CALIFORNIA

          The financial condition of the State of California ("California"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per unit and the interest income of, the Tax-Exempt California Portfolio, or result in the default of existing obligations, including obligations which may be held by the Tax-Exempt California Portfolio. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from California, as publicly available prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

          During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1995. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

          Economic Factors.  California's economy is the largest among the 50
          ----------------
states (accounting for almost 13% of the nation's output of goods and services) and one of the largest in the world. California's population of more than 32.6 million represents over 12% of the total United States population and grew by 27% in the

1980s. While California's substantial population growth during the 1980's stimulated local economic growth and diversification and sustained a real estate boom between 1984 and 1990, it increased strains on California's limited water resources and demands for government services. Population growth slowed since 1991 even while substantial immigration has continued, due to a significant increase in outmigration by California residents. However, with the California economy improving, the recent net outmigration within the Continental U.S. is expected to decrease or be reversed.

          From mid-1990 to late 1993, California's economy suffered its worst
recession since the 1930s, with over 700,000 jobs lost.   The largest job losses
were in Southern California, led by declines in the aerospace and construction industries. Significantly related to cuts in lost federal defense spending.


          Since the start of 1994, the California economy has been in a steady recovery in all parts of the State. The State Department of Finance reports net job growth, particularly in construction and related manufacturing, wholesale and retail trade, electronics, exports, transportation, recreation and services. This growth has offset the continuing but slowing job losses in the aerospace industry and restructuring of the finance and utility sectors. Prerecession job levels were reached in 1996. Unemployment in California is down more than three percent from its 10% peak in January, 1994, but still remains higher than the national average rate.

Constitutional Limitations on Taxes, Other Changes and Appropriations
---------------------------------------------------------------------

            Limitations on Property Taxes.   Certain California Instruments may
            -----------------------------
be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing power of California local governments and districts is limited by Article XIIIA of the California constitution, also known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

          Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

          Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax". Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62", have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

          Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the
          --------------------------------------------
voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

          Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994 must be approved by a majority vote within two years.

          Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges", defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

          In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

          The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainly the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

                Appropriation Limits.    The State and its local governments are
                --------------------
subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" excludes most State subventions to local governments.
No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

          Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post 1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

          The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfer of service responsibilities between governmental units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

          "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. The State's 1996-97 Budget Act provides for State appropriations more than $7 billion under the Article XIIIB limit. Local governments may by voter approval exceed their spending limits for up to four years.

          Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies of their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these articles on California Instruments. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these articles, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service or their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

          State Debt.  Under the California Constitution, debt service on
          ----------
outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of California increased from $9.4 billion at June 30, 1987 to $23.8 billion at March 1, 1997. The State also had outstanding at March 1, 1997 $358 million of general obligation commercial paper notes which will be refunded into long-term bonds at a later date. In FY1995-96, debt service on general obligation bonds and lease purchase debt was approximately 5.2% of General Fund revenues. State voters approved $6.4 billion of new general obligation bond authorizations on the 1996 ballots.

          Recent Financial Results.   The principal sources of General Fund
          ------------------------
revenues in 1995-1996 were the California personal income tax (45% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). California maintains a Special Fund for Economic Uncertainties (the "SFEV"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund.

          General.  Throughout the 1980s, California state spending increased
          -------
rapidly as California's population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest state program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of California General Fund revenues (currently about 35%).

          Beginning at the start of the 1990-91 Fiscal Year, California faced adverse economic, fiscal and budget conditions. The economic recession seriously affected California's tax revenues. It also caused increased expenditures for health and welfare programs. Even though the economy is recovering, California is still facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.

          Recent Budgets.  As a result of these factors, among others, from the
          --------------
late 1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU, approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the Fiscal Years 1991-92 to 1995-96, including the following (not all of these actions were taken each year):

          .  significant cuts in health and welfare program expenditures;

          . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

          . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

          . reduction in growth of support for higher education programs, coupled with increases in student fees;

          . revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

          . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

          .  various one-time adjustment and accounting changes.

          Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.

          The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94 and 1995-96, which reduced the accumulated budget deficit to less than $100 million as of June 30, 1996. The State Department of Finance estimated that the General Fund received revenues of about $46.3 billion in FY 1995-96, more than $2 billion higher than was originally expected, as a result of the strengthening economy. Expenditures totaled about $45.4 billion, also about $2 billion higher than budgeted, because, among other factors, the State Constitution requires disbursement of a percentage of revenues to local school districts and federal actions to reduce welfare costs and to pay for costs of illegal immigrants were not forthcoming to the extent expected.

          A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants.

          The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short-term notes which matured in a subsequent fiscal year to finance its ongoing deficit and pay current obligations. With the repayment of the last of these deficit notes in April, 1996, the State does not plan to rely further on external borrowing across fiscal years, but will continue its normal cash flow borrowing during a fiscal year.

          Current Budget.  The 1996-97 Budget Act was signed by the Governor on
          --------------
July 15, 1996, along with various implementing bills. The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year are estimated to total $47.643 billion, a 3.3 percent increase over the final estimated 1995-96 revenues. The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures.

          The following are principal features of the 1996-97 Budget Act:

          1. Funding for schools and community college districts increased by $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2 percent) was funded. The funding increases have brought K-12 expenditures to almost $4,800 per pupil, an almost 15% increase over the level prevailing during the recession years.

          2. Proposed cuts in health and welfare totaling $660 million. All of these cuts required federal law changes (including welfare reform, which was enacted), federal waivers, or federal budget appropriations in order to be achieved. Ultimate federal actions after enactment of the Budget Act will allow the State to save only about $360 million of this amount.

          3. A 4.9 percent increase in funding for the University of California and the California State University system, with no increases in student fees for the second consecutive year.

          4. The Budget Act assumed the federal government would provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund.

          With signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The General Fund fund balance, however, still reflects $1.6 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1996-97 Budget Act contained a $150 million appropriation from the General Fund toward this settlement.

          The Department of Finance projected, when the Budget Act was passed, that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no external cross-fiscal year borrowing will be needed. The State will continue to rely on internal borrowing and intra-year external note borrowing to meet its cash flow requirements.

          The Department of Finance has reported that, based on stronger than expected revenues during the first six months of the 1996-97 fiscal year, reflecting the continued strength of the State's economic recovery, General Fund revenues for the full 1996-97 fiscal year will be almost $800 million above projections, at about $48.4 billion. This is expected to be offset by required increased payments to schools, and lower than expected savings resulting from federal welfare reform actions and federal aid for illegal immigrants. As a result, the expected balance of the SFEU at June 30, 1997 has been slightly reduced to about $197 million, still the first positive balance in the decade of
the 90's.   The State has not yet given any prediction of how the federal welfare reform law will impact the State's finances, or those of its local agencies; the State is in the midst of making many decisions concerning implementation of the new welfare law.

          Proposed 1997-98 Budget  On January 9, 1997, the Governor released his
          -----------------------
proposed budget for FY 1997-98. Assuming continuing strength in the economy, the Governor projects General Fund revenues of $50.7 billion, and proposes expenditures of $50.3 billion, to leave a budget reserve in the SFEU of $550 million at June 30, 1998. The Governor proposed further programs to reduce class size in lower primary grades, using excess revenues from FY 1996-97. He also proposed a further cut in corporate taxes, and sweeping changes in public assistance programs to respond to the new federal welfare reform law.

          Although the State's strong economy is producing record revenues to the State government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

          Bond Ratings.  The ratings on California's long-term general
          ------------
obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. In 1996, Fitch and Standard & Poor's raised their ratings of California's general obligation bonds, which are currently assigned ratings of "A+" from Standard & Poor's, "A1" from Moody's and "A+" from Fitch. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such obligations in the event of default.

          Legal Proceedings.  California is involved in certain legal
          ------------------
proceedings (described in California's recent financial statements) that, if decided against California, may require California to make significant future expenditures or may substantially impair revenues. Courts have recently entered decisions which could overturn several parts of the state's recent budget compromises. The matters covered by these lawsuits include a deferral of payments by California to the Public Employees Retirement System, reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

          Obligations of Other Issuers
          ----------------------------

          Other Issuers of California Instruments.  There are a number of state
          ---------------------------------------
agencies, instrumentalities and political subdivisions of the State of California that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State of California.

          State Assistance.  Property tax revenues received by local governments
          ----------------
declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of California's General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain governmental functions by the State of California to assist municipal issuers to raise revenues. Through 1990-91, local assistance (including public schools) accounted for around 75% of General Fund spending. To reduce California General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer a total of $3.9 billion of property tax revenues to school districts, representing loss of all the post-Proposition 13 "bailout" aid. The largest share of these transfers came from counties, and the balance from cities, special districts and redevelopment agencies. In order to make up part of this shortfall, the Legislature proposed, and voters approved in 1993, dedicating 0.5% of the sales tax to counties and cities for public safety purposes. In addition, the Legislature has changed laws to relieve local governments of certain mandates, allowing them to reduce costs.

          To the extent that California should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of state assistance to local governments may continue to be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. A number of counties have indicated that their budgetary condition is extremely serious. In the 1995-96 and 1996-97 fiscal years, Los Angeles County, the largest in the State, had to make significant cuts in services and personnel, particularly in the health care system in order to balance its budget. The County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, which recently emerged from federal bankruptcy protection, has substantially reduced services and personnel in order to live within much reduced means.

            Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which will have to be enacted by June, 1997 in order to comply with the federal welfare reform law.
It is now yet known how the State's legislation will turn out and what its overall impact will be on local government finances.

          Assessment Bonds.  California Instruments which are assessment bonds
          ----------------
may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

          California Long-Term Lease Obligations.  Certain California long-term
          --------------------------------------
lease obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g. due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

          Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a state receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State of California was a named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the District's lease. The trial court upheld the validity of the lease, and the case was subsequently settled. Any ultimate judgment in any future case against the position taken by the Trustee may have adverse implications for lease transactions of a similar nature by other California entities.

          Other Considerations
          --------------------

          The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in state regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

          Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g. because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

          Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which typically are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

          The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted. Nor is it presently possible to determine the impact of any such legislation on California Instruments in which the California Portfolio may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Instruments.

          Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any security in the Tax-Exempt California Portfolio could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.

INVESTING IN NEW YORK
---------------------

          Some of the significant financial considerations relating to the Tax-Exempt New York Portfolio's investments in New York Instruments are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Instruments that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

STATE ECONOMY.  New York is the third most populous state in the nation and has
-------------
a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

          There can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. State per capita income for 1994 was estimated at $25,999, which was 19.2% above the 1994 estimated national average of $21,809. Between 1975 and 1990 total employment grew by 21.3 percent while the labor force grew only by 15.7 percent. During this period, unemployment fell from 9.5 percent to 5.2 percent of the labor force. In 1991 and 1992, however, total employment in the State fell by
5.5 percent. As a result, the unemployment rate rose to 8.5 percent reflecting a recession that has had a particularly strong impact on the entire Northeast. Calendar years 1993 and 1994 saw only a partial recovery.

STATE BUDGET.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The Governor presented his 1996-97 Executive Budget to the Legislature on December 15, 1995, and subsequently amended it.

          The Governor's Executive Budget projected balance on a cash basis in the General Portfolio. It reflected a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives.

          On March 15, 1996, the Governor presented amendments to the 1996-97 Executive Budget to provide for balancing the 1996-97 state financial plan if the federal government failed to adopt entitlement changes assumed to produce savings in the State's 1996-97 Executive Budget.

          The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and was based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year (the "1996-97 State Financial Plan").

          The 1996-97 State Financial Plan was projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the 1996-97 State Financial Plan increases General Portfolio spending by $842 million, primarily from funding increased for education, special education and higher education ($563 million). The balance represented funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources.

          The State issued its first update to the 1996-97 State Financial Plan (the "Mid-Year Update") on October 25, 1996. Revisions have been made to estimates of both receipts and disbursements based on: (1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements through the first six months of the fiscal year, and (3) an assessment of changing program requirements. The Mid-Year Update reflected a balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Portfolio of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year.

          Although revisions to the 1996-97 State Financial Plan contained in the Mid-Year Update are favorable, the State faces certain risks which could potentially cost the State up to one-half billion dollars. The Division of the Budget believes these risks are balanced by reserves in the 1996-97 State Financial Plan, including the $300 million reserve created in the Mid-Year Update. However, there can be no assurance that these reserves will fully offset litigation or other risks to the 1996-97 State Financial Plan.

          One major uncertainty to the 1996-97 State Financial Plan continues to be risks related to the economy and tax collections, which could produce either favorable or unfavorable variances during the balance of the year. An additional risk to the 1996-97 State Financial Plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.

          Similarly, certain litigation which by itself did not produce a material judgment against the State could have an adverse impact on the 1996-97 State Financial Plan because of the precedential nature of the court's decision. Specifically, the State Court of Appeals has denied a motion to appeal a lower court decision in the so-called "GTE Spacenet" case, in which the court ruled that GTE Spacenet was not subject to the 3.5 percent tax on gross receipts imposed under section 186-a of the tax law. The court decision is limited to provisions of section 186-a as it existed prior to the 1995 amendments, and has little prospective effect. While this litigation in and of itself carries only a small judgment in favor of GTE Spacenet and similar companies, the consequences of the ruling could eventually entail refunds to other taxpayers of several hundred million dollars. Refund claims of over $300 million have been filed which, with interest and assuming a similar exposure for open years for which claims have yet to be filed, could approach $600 million in potential claims.

          On August 13, 1996, the State Comptroller released a report in which he identified several risks to the 1996-97 State Financial Plan and estimated that the State faces a potential imbalance in receipts and disbursements of approximately $3 billion for the State's 1997-98 fiscal year and approximately $3.2 billion for the State's 1998-99 fiscal year.

          The Governor is required to submit a balanced budget to the State Legislature and has indicated he will close any potential imbalance in the 1997-98 State Financial Plan primarily through General Portfolio expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. It is expected that the 1997-98 State Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives.

          On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program
(TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

          On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. Submission of this plan to the federal government requires New York State to begin compliance with certain time limits on welfare benefits and permits the State to become eligible for approximately $2.36 billion in federal block grant funding. Legislation will be required to implement the State's TANF plan. The Governor has indicated that he plans to introduce legislation necessary to conform with federal law shortly, and that he may submit amendments to the State plan if necessary.

          States are required to comply with the new federal welfare reform law no later than July 1, 1997. Given the size and scope of the changes required under federal law, it is likely that these proposals will produce extensive public discussions. There can be no assurances that the State Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law.

          The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the 1996-97 State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth therein, and those projections may be changed materially and adversely from time to time. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1996-97 budget.

          In the State's 1997 fiscal year and in certain recent fiscal years, the State has failed to enact a budget prior to the beginning of the State's fiscal year.

RECENT FINANCIAL RESULTS.  The General Portfolio is the principal operating
------------------------
Portfolio of the State and is used to account for all financial transactions, except those required to be accounted for in another Portfolio. It is the State's largest Portfolio and receives almost all State taxes and other resources not dedicated to particular purposes.

          The General Portfolio is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other Portfolios are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Portfolio disbursements and transfers to other Portfolios are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

          Total revenues for 1994-95 were $31.455 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent. Total expenditures for 1994-95 totaled

$33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental Portfolios of $1.666 billion, reflecting liabilities of $14.778 billion and assets of $13.112 billion.

DEBT LIMITS AND OUTSTANDING DEBT.  There are a number of methods by which the
--------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the
                      ----
borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings.

          In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State Portfolios dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require that State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

          Before the approved constitutional amendment could be presented to the voters for their consideration, it had to be passed by a separately elected legislature. The amendment was passed by the Senate and Assembly in June 1995. The Amendment was thereafter submitted to voters in November 1995, where it was defeated.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipated that its capital programs would be financed, in part, by State and public authorities borrowings in 1996-97. The State expected to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding bond anticipation notes) and $154 million in general obligation commercial paper. The Legislature had also authorized the issuance of up to $101 million in certificates of participation during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1996-97 fiscal year may change if circumstances require.

          In the 1996 legislative session, the Legislature approved the Governor's proposal to present to the voters in November 1996 a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. The Clean Water, Clean Air Bond Act was approved by the voters in November 1996. As a result, the amount of general obligation bonds issued during the 1996-97 fiscal year may increase above the $411 million currently included in the 1996-97 borrowing plan to finance a portion of this new program.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $735 million for the 1995-96 fiscal year, and were estimated to be $719 million for the 1996-97 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $340 million for the 1995-96 fiscal year, and were estimated to be $323 million for 1996-97.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

LITIGATION.  Certain litigation pending against the State or its officers or
----------
employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of 13%, 11% and 9% surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of a State lottery game; and (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for children with handicapped conditions.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on
               -----------------    -----------------
January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve Portfolio was settled in June 1996 and certain amounts in a Supplemental Reserve Portfolio previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State.
Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1996-97 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1996, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $474 million.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

AUTHORITIES.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1995, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $73.45 billion.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State Portfolios.

NEW YORK CITY AND OTHER LOCALITIES.  The fiscal health of the State of New York
----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, S&P reconfirmed its A-rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating. Moody's currently has the City's rating under review for a possible downgrade.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City proceeds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of December 31, 1995, MAC had outstanding an aggregate of approximately $4.684 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority for the 1992 through 1997 fiscal years in the event the City fails to provide such financing.

          The City and MAC have reached an agreement in principle under which MAC will develop and implement a debt restructuring program which will provide the City with $125 million in budget relief in fiscal year 1996, in addition to the $20 million of additional budget relief provided by MAC to the City since January 1996. The City has agreed with MAC that it will reduce certain expenditures by $125 million in each of the four fiscal years starting in fiscal year 1997. The proposed refinancing, which must satisfy MAC refinancing criteria, is subject to market conditions.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

          On January 31, 1996, the City published the financial plan for the 1996-1999 fiscal years (the "City Financial Plan"), which is a modification to a financial plan submitted to the Control Board on July 11, 1995. The City Financial Plan set forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions, the City Financial Plan reflected a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years, and to decrease the City's costs for Medicaid in the 1997 fiscal year and thereafter by increasing the federal share of Medicaid costs otherwise paid by the City. This strategy has been the subject of substantial debate, and implementation of this strategy will be significantly affected by State and federal budget proposals currently being considered. It is likely that the City Financial Plan will be changed significantly in connection with the preparation of the Executive Budget for the 1997 fiscal year as a result of the status of State and federal budget proposals and other factors.

          The City Financial Plan also set forth projections for the 1997 through 1999 fiscal years and outlined a proposed gap-closing program to eliminate a projected gap of $2.0 billion for the

1997 fiscal year, and to reduce projected gaps of $3.3 billion and $4.1 billion for the 1998 and 1999 fiscal years, respectively, assuming successful implementation of the gap-closing program for the 1996 fiscal year.

          The proposed gap-closing actions for the 1997 through 1999 fiscal years included: (i) additional agency actions, totaling between $643 million and $691 million in each of the 1997 through 1999 fiscal years; (ii) additional savings resulting from State and federal aid and cost containment in entitlement programs to reduce City expenditures and increase revenues by $650 million in the 1997 fiscal year and by $727 million in each of the 1998 and 1999 fiscal years; (iii) additional proposed federal aid of $50 million in the 1997 fiscal year and State aid of $100 million in each of the 1997 through 1999 fiscal years; (iv) the receipt of $300 million in the 1997 fiscal year from privatization or other initiatives, certain of which actions is expected to require legislative action by the City Council; and (v) the assumed receipt of revenues relating to rent payments for the City's airports, totaling $244 million, $226 million and $70 million in the 1997 through 1999 fiscal years, respectively, which are currently the subject of a dispute with the Port Authority and the collection of which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's remedies under the leases through pending legal actions. The City was also preparing an additional contingency gap-closing program for the 1997 fiscal year to be comprised of $200 million in additional agency actions.

          The federal and State budgets, when adopted, may result in substantial reductions in revenues for the City, as well as a reduction in projected expenditures in entitlement programs, including Medicare, Medicaid and welfare
programs.   The nature and extent of the impact on the City of the federal and
State budgets, when adopted, is uncertain, and no assurance can be given that federal or State actions included in the federal and State adopted budgets may not have a significant adverse impact on the City's budget and the City Financial Plan.

          The projections for the 1996 through 1999 fiscal years reflected the costs of the proposed settlement with the teachers union and the recent settlement with a coalition of municipal unions, and assumed that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements.

          The City's financial plans have been the subject of extensive public comment and criticism. The City comptroller has issued reports identifying risks ranging between $440 million and $560 million in the 1996 fiscal year before taking into account the availability of $160 million in the general reserve, and between $2.05 billion and $2.15 billion in the 1997 fiscal year after implementation of the City's proposed gap-closing actions. With respect to the 1997 fiscal year, the report noted that the City Financial Plan assumed the implementation of highly uncertain State and federal actions, most of which are unlikely to be implemented, that would provide between $1.2 billion and $1.4 billion in relief to the City, and identified additional risks. The report concluded that the magnitude of the budget risk for the 1997 fiscal year, after two years of large agency cutbacks and workforce reductions, indicated the seriousness of the City's continuing budget difficulties, and that the City Financial Plan would require substantial revision in order to provide a credible program for dealing with the large projected budget gap for the 1997 fiscal year.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has issued $2.4 billion of short-term obligations in fiscal year 1996 to finance the City's current estimate of its seasonal cash flow needs for the 1996 fiscal year. Seasonal financing requirements for the 1995 fiscal year increased to $2.2 billion from $1.75 billion and $1.4 billion in the 1994 and 1993 fiscal years, respectively.

          Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

          Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


STANDBY COMMITMENTS

          In order to enhance the liquidity, stability or quality of municipal obligations, the Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Portfolio pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

          Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Portfolio. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Portfolio. In considering whether a security meets a Portfolio's quality standards, the Adviser will look to the creditworthiness of the party providing the Portfolio with the right to sell.

          The Portfolios value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining a Portfolio's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Portfolio that may enter into standby commitment transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Portfolio.

          Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Institutional Tax-Exempt Assets, the predecessor company of which Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio were series, has received a ruling from the Internal Revenue Service to the effect that it is considered the owner of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to it. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its unitholders. There is no assurance that standby commitments will be available to a Portfolio nor has any Portfolio assumed that such commitments will continue to be available under all market conditions.



                             INVESTMENT LIMITATIONS

          The following restrictions may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the units of that Portfolio present at a meeting if the holders of more than 50% of the outstanding units of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding units of that Portfolio). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio, with the exception of borrowings permitted by Investment Restriction (4).

          Accordingly, the Trust may not, on behalf of any Portfolio:

          (1) purchase for any one Portfolio the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that (a) up to 25% of the value of its total assets may be invested without regard to such 5% limitation, and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.
     This restriction does not, however, apply to any Portfolio classified as a non-diversified company under the Investment Company Act;

     (2) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents). Notwithstanding the foregoing, the Money Market Portfolio will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic conditions prevail in the banking industry the Money Market Portfolio may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations;

          (3) make loans, except (a) through the purchase of debt obligations in accordance with each Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities;

          (4) borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the applicable Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the applicable Portfolio do not exceed one-third of such Portfolio's total assets. No purchases of securities will be made if such borrowings exceed 5% of the value of the applicable Portfolio's assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the Investment Company Act;

          (5) mortgage, pledge or hypothecate any assets except to secure permitted borrowings;

     (6) purchase or sell real estate (excluding securities secured by real estate or interests therein), securities issued by real estate investment trusts, commodities, commodity contracts or oil or gas or other mineral exploration or development programs;

          (7) invest in companies for the purposes of exercising control or management;

          (8) act as an underwriter of securities, (except as the Trust may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with a Portfolio's investment objective and portfolio management policies), purchase securities on margin (except for delayed delivery or when issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities or maintain a short position or invest in or write puts, calls or combinations thereof (except that the Trust may, on behalf of a Portfolio, acquire puts in connection with the acquisition of a debt instrument); and

          (9) purchase for any one Portfolio the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation. This restriction does not, however, apply to any Portfolio classified as a nondiversified company under the Investment Company Act.

     In addition, as a non-fundamental policy, the Portfolios may not:

     Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although a Portfolio may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired by a Portfolio as a result of the ownership of securities; and

     Issue senior securities, except as appropriate to evidence indebtedness that a Portfolio is permitted to incur and except for units of existing or additional series of the Trust.

     As money market funds, the Portfolios must also comply with Rule 2a-7 under the Investment Company Act. Amendments to Rule 2a-7 have been proposed and are expected to be effective at some time in 1997. The following assumes that such amendments are in effect as currently proposed. While a detailed and technical Rule, Rule 2a-7 has three basic requirements: portfolio maturity, portfolio quality and portfolio diversification. Portfolio maturity. Rule 2a-7 requires that the maximum maturity of any security in a Portfolio's portfolio may not exceed 397 days and a Portfolio's average portfolio maturity may not exceed 90 days. Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule and the Prospectus). Each Portfolio, other than the Tax-Exempt Portfolios, as a matter of non-fundamental policy only invests in First Tier securities. Portfolio diversification. The Prime Obligations, Government, Treasury Obligations, Money Market, Federal, Treasury Instruments and Tax-Exempt Diversified Portfolios may not invest more than 5% of their total assets in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Portfolios may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Tax-Exempt New York and Tax-Exempt California Portfolios, with respect to 75% of their respective total assets, may not invest more than 5% of their total assets in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature); provided that such funds may not invest more than 5% of their respective total assets in the securities of a single issuer unless the securities are First Tier securities. Immediately after the acquisition of any put (i.e., the right to sell the security within a specified period at a price equal to its amortized cost), with respect to 75% of the assets of a Portfolio, no more than 10% of the Portfolio's total assets may be invested in securities issued by or subject to puts issued by the same issuer. In the case of the Tax-Exempt Portfolios (which are the only Portfolios that invest in Second Tier securities), immediately after the acquisition of a put that is a Second Tier security, no more than 5% of the Tax-Exempt Portfolio's total assets may be invested in securities or puts issued by the institution that issued the put. The Tax-Exempt Portfolios' investment in Second Tier securities that are conduit securities, which are municipal securities involving an agreement or arrangement other than the issuer of the municipal security, that are not subject to an unconditional demand feature, may not exceed 5% of the Portfolio's total assets and the Portfolio's investment in such conduit securities issued by any issuer may not exceed 1% of the Portfolio's total assets. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating, by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not First Tier Securities are "Second Tier Securities." NRSROs include S&P,

Moody's, Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

     "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.



                                 TRUSTEES AND OFFICERS

          Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.


NAME, AGE                                     POSITIONS             PRINCIPAL OCCUPATION(S)
AND ADDRESS                                  WITH TRUST               DURING PAST 5 YEARS
-----------                                  ----------            --------------------------

Ashok N. Bakhru, 53                 Chairman                       Executive Vice President -
1325 Ave. of Americas               & Trustee                      Finance and Administration  and
NY, NY  10019                                                      Chief Financial Officer, Coty  Inc.
                                                                   (since April 1996);
                                                                   President, ABN Associates (June
                                                                   1994 to April 1996); Senior
                                                                   Vice President of Scott Paper
                                                                   Company until June 1994
                                                                   Company; Director of Arkwright
                                                                   Mutual Insurance Company;
                                                                   Trustee of International House
                                                                   of Philadelphia; Member of

NAME, AGE                          POSITIONS                            PRINCIPAL OCCUPATION(S)
AND ADDRESS                        WITH TRUST                             DURING PAST 5 YEARS
-----------                        ----------                        ------------------------------

                                                                     Cornell University Council;
                                                                     Trustee of the Walnut Street
                                                                     Theater.

*David B. Ford, 51                 Trustee                           Managing Director, Goldman
One New York Plaza                                                   Sachs (since 1996); General
New York, NY 10004                                                   Partner, Goldman Sachs (1986-
                                                                     1996); Co-Head of GSAM (since
                                                                     December 1994).

*Alan A. Shuch, 48                 Trustee                           Limited Partner, Goldman Sachs
One New York Plaza                                                   (since 1994); Director and York,
NY 10004                                                             Vice President of Goldman Sachs
                                                                     Funds Management, Inc. (from
                                                                     April 1990 to November 1994);
                                                                     President and Chief Operating
                                                                     Officer, GSAM (from September
                                                                     1988 to November 1994).

Jackson W. Smart, 66               Trustee                           Chairman, Executive Committee,
One Northfield Plaza                                                 First Commonwealth, Inc. (a
#218                                                                 managed dental care company),
Northfield, IL 60093                                                 (since January 1996); Chairman and Chief
                                                                     Executive Officer, MSP Communications Inc.
                                                                     (a company engaged in radio broadcasting)
                                                                     (since November 1988); Director, Federal
                                                                     Express Corporation (since 1976), Evanston
                                                                     Hospital Corporation (since 1980), First
                                                                     Commonwealth, Inc. (since 1988) and North
                                                                     American Private Equity Group (a venture
                                                                     capital fund).

William H. Springer, 67            Trustee                           Vice Chairman and Chief
701 Morningside Drive                                                Financial and Administrative
Lake Forest, IL 60045                                                Officer of Ameritech (a telecommunications holding
                                                                     company) (February 1987 to June 1991);
                                                                     Director, Walgreen Co. (a retail drug store
                                                                     business); Director of Baker, Fentress & Co.
                                                                     (a closed-end, management investment
                                                                     company).

Richard P. Strubel, 57             Trustee                           Managing Director, Tandem
70 West Madison St.                                                  Partners, Inc. (since 1990);
Suite 1400                                                           President and Chief Executive
Chicago, IL 60602                                                    Officer, Microdot, Inc.
                                                                     (a diversified manufacturer


NAME, AGE                          POSITIONS                       PRINCIPAL OCCUPATION(S)
AND ADDRESS                        WITH TRUST                      DURING PAST 5 YEARS
-----------                        -----------                     -----------------------
                                                                   of fastening systems and
                                                                   connectors)(January 1984 to
                                                                   October 1994).

*Douglas C. Grip, 35               Trustee                         Vice President, Goldman Sachs
One New York Plaza                 & President                     (since May 1996); President,
New York, NY 10004                                                 MFS Retirement Services Inc.,   of
Massachusetts Financial                                            Services(prior thereto).

*Scott M. Gilman, 37               Treasurer                       Director, Mutual Funds Admin-
One New York Plaza                                                 istration, GSAM (since April
New York, NY                                                       1994); Assistant Treasurer,
10004                                                              Goldman Sachs Funds Management,
                                                                   Inc. (since March 1993);
                                                                   Vice President, Goldman
                                                                   Sachs (since March 1990).

*John M. Perlowski, 32             Assistant                       Vice President, Goldman Sachs
One New York Plaza                 Treasurer                       (since July 1995); Director,
New York, NY                                                       Investors Bank and Trust
10004                                                              Company (November 1993 to July
                                                                   1995); Audit Manager of Arthur
                                                                   Andersen LLP (prior thereto).

*Pauline Taylor, 50                Vice                            Vice President of Goldman
4900 Sears Tower                   President                       Sachs (since June 1992); Chicago,
IL                                                                 Director, Shareholder 60606 Servicing
                                                                   of GSAM (since June 1992).


*John W. Mosior, 58                Vice                            Vice President, Goldman Sachs
4900 Sears Tower                   President                       and Manager of Shareholder
Chicago, IL                                                        Servicing of GSAM (since 60606
                                                                   November 1989).


*Nancy L. Mucker, 47               Vice                            Vice President, Goldman Sachs;
4900 Sears Tower                   President                       Manager of Shareholder Ser-
Chicago, IL                                                        vicing of GSAM (since November
                                                                   60606 1989).


*Michael J. Richman, 36            Secretary                       Associate General Counsel of
85 Broad Street                                                    GSAM (since February 1994);
New York, NY                                                       Vice President and Assistant
10004                                                              General Counsel of Goldman Sachs (since June
                                                                   1992); Counsel to the Funds Group, GSAM
                                                                   (since June 1992); Partner, Hale and Dorr
                                                                   (September 1991 to June 1992).


NAME, AGE                                    POSITIONS               PRINCIPAL OCCUPATION(S)
AND ADDRESS                                  WITH TRUST                DURING PAST 5 YEARS
-----------                                  ----------           -----------------------------

*Howard B. Surloff, 31              Assistant                     Assistant General Counsel and
85 Broad Street                     Secretary                     Vice President, Goldman Sachs
New York, NY 10004                                                (since November 1993 and May
                                                                  1994, respectively ); Counsel
                                                                  to the Funds Group, GSAM (since
                                                                  November 1993); Associate of
                                                                  Shereff, Friedman, Hoffman &
                                                                  Goodman (prior thereto).

*Steven E. Hartstein, 33            Assistant                     Legal Products Analyst,
85 Broad Street                     Secretary                     Goldman Sachs (June 1993 to
New York, NY 10004                                                present); Funds Compliance
                                                                  Officer, Citibank Global Asset
                                                                  Management (August 1991 to June
                                                                  1993).

*Deborah Farrell, 25                Assistant                     Administrative Assistant,
85 Broad Street                     Secretary                     Goldman Sachs (since
New York, NY 10004                                                January 1994).  Formerly at
                                                                  Cleary Gottlieb, Steen and
                                                                  Hamilton.

*Kaysie P. Uniacke, 36              Assistant                     Vice President and Senior
One New York Plaza                  Secretary                     Portfolio Manager, GSAM
New York, NY 10004                                                (since 1988).

*Elizabeth D.
  Anderson, 27                      Assistant                     Portfolio Manager, GSAM (since
One New York Plaza                  Secretary                     April 1996); Junior Portfolio
New York, NY 10004                                                Manager, GSAM (1995-1996); Funds Trading
                                                                  Assistant, GSAM (1993-1995); Compliance
                                                                  Analyst, Prudential Insurance (1991-1993).

     Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April 1, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding units of beneficial interest of each of the Portfolios.

     The Trust pays each of its Trustees, other than those who are "interested persons" of Goldman Sachs a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.


The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended December 31, 1996:


                                                                Total
                                            Pension or       Compensation
                                            Retirement       from Goldman
                                             Benefits        Sachs Mutual
                              Aggregate     Accrued as           Funds
                            Compensation      Part of         (including
                              from the      Portfolios'           the
Name of Trustee              Portfolios      Expenses         Portfolios)*
---------------             ------------    -----------      -------------
Paul C. Nagel, Jr.**          $18,150              $0          $62,450
Ashok N. Bakhru               $22,729              $0          $69,299
Marcia L. Beck***             $0                   $0          $0
David B. Ford                 $0                   $0          $0
Alan A. Shuch                 $0                   $0          $0
Jackson W. Smart              $18,893              $0          $58,954
William H. Springer           $18,893              $0          $58,954
Richard P. Strubel            $18,893              $0          $58,954

--------------

* The Goldman Sachs Mutual Funds consisted of ___ mutual funds, including the nine portfolios, on December 31, 1996.
**     Retired as of June 30, 1996.
***    Resigned as President and Trustee Trust on May 1, 1996.

                          THE ADVISER, DISTRIBUTOR AND
                                 TRANSFER AGENT

THE ADVISER

          GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Portfolios. Under the Advisory Agreement between Goldman Sachs on behalf of GSAM and the Trust on behalf of the Portfolios, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Portfolio, acts as investment adviser and directs the investments of the Portfolios. In addition, GSAM administers the Portfolios' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .35% of each Portfolio's average daily net assets. GSAM has agreed to reduce or otherwise limit certain other expenses (excluding fees payable to Service Organizations, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Portfolio, on an annualized basis, to .06% of the average daily net assets of that Portfolio. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Portfolio's estimated annualized expense ratio and the expense limit for that Portfolio. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed to limit its advisory fee to the rate paid during the fiscal year ended December 31, 1996.

          The Trust, on behalf of each Portfolio, is responsible for all expenses other than those expressly borne by GSAM under the Portfolios' Advisory Agreement. The expenses borne by Units of each Portfolio include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Units under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Portfolios), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Unitholders and regulatory authorities, its proportionate share of the compensation and expenses of its "non-interested" Trustees, and extraordinary expenses incurred by the Portfolios.

          The Advisory Agreement entered into on behalf of the Portfolios was most recently approved by the Board of Trustees, including the"non-interested" Trustees, on April 23, 1997 and by the unitholders of each Portfolio (other than the Treasury Instruments and Tax-Exempt New York Portfolios) on April 19, 1990 and by the unitholders of the Treasury Instruments and Tax-Exempt New York Portfolios on June 3, 1991. The Advisory Agreement will remain in effect until June 30, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Portfolio, as defined in the Investment Company Act, and, in either case, by a majority of "non-interested" Trustees.

          For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the advisory fee incurred by each Portfolio was as follows:

                                    1996         1995        1994


Prime Obligations Portfolio                   $6,728,074  $9,135,344
Money Market Portfolio                         2,618,275   2,663,551
Treasury Obligations Portfolio                 3,206,490   3,545,307
Treasury Instruments Portfolio                 1,079,236     687,965
Government Portfolio                           3,259,056   4,804,362
Federal Portfolio                              4,543,196   3,396,214
Tax-Exempt Diversified Portfolio               3,795,451   4,372,766
Tax-Exempt California Portfolio                1,030,447     867,058
Tax-Exempt New York Portfolio                    234,853     150,735

GSAM agreed not to impose a portion of its advisory fees for the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. Had such fees been imposed, the following additional fees would have been incurred for the periods indicated:



                                     1996        1995        1994

Money Market Portfolio                        $  436,325  $  443,925
Treasury Instruments Portfolio                 1,438,992     917,292
Federal Portfolio                              3,407,655   2,547,168
Tax-Exempt Diversified Portfolio               1,518,129   1,749,116
Tax-Exempt New York Portfolio                    109,464     123,050

In addition, GSAM assumed certain expenses related to the operations of each Portfolio during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Portfolio's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expense would have been incurred for such years:


                                    1994        1996       1995
Prime Obligations Portfolio                   $347,317   $635,085
Money Market Portfolio                         135,715    301,326
Treasury Obligations Portfolio                 203,882    371,456
Treasury Instruments Portfolio                 223,652    150,525
Government Portfolio                           276,785    526,310
Federal Portfolio                              302,153    326,417
Tax-Exempt Diversified Portfolio               239,829    217,296
Tax-Exempt California Portfolio                 19,625     34,612
Tax-Exempt New York Portfolio                   32,403     51,675

          The Advisory Agreement provides that GSAM shall not be liable to a Portfolio for any error of judgment by GSAM or for any loss sustained by the Portfolio except in the case of GSAM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Portfolio may use any name derived from the name "Goldman Sachs" only so long as the Advisory Agreement remains in effect. The Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Portfolio without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Portfolio on 60 days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

          Under the Advisory Agreement, GSAM is also responsible for the administration of each Portfolio's business affairs subject to the supervision of the Trustees and, in connection therewith, furnishes each Portfolio with office facilities and is responsible for ordinary clerical, recordkeeping and bookkeeping functions, to the extent not provided pursuant to the Portfolios' custodian agreements; preparation and filing of documents required to comply with federal and state securities laws; supervising the activities of the Portfolios' custodian and transfer agent; providing assistance in connection with meetings of the Trustees and unitholders; and other administrative services necessary to conduct the Trust's business.

          In managing the Tax-Exempt Diversified Portfolio, the Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

THE DISTRIBUTOR AND TRANSFER AGENT

          Goldman Sachs acts as principal underwriter and distributor of each Portfolio's units. The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on

April 23, 1997. Goldman Sachs also serves as the Portfolios' transfer agent. Goldman Sachs provides customary transfer agency services to the Portfolios, including the handling of unitholder communications, the processing of unitholder transactions, the maintenance of unitholder account records, payment of dividends and distributions and related functions. For these services, Goldman Sachs receives .04% (on an annualized basis) of the average daily net assets with respect to each Portfolio (other than the Prime Obligations Portfolio). With respect to the Prime Obligations Portfolio, Goldman Sachs is entitled to receive a fee from the Portfolio equal to the classes proportionate share of the total transfer agency fees borne by the Portfolio, which are equal to $12,000 per year plus $7.50 per account, together with out-of-pocket expenses (including those out of pocket expenses payable to servicing agents) applicable to ILA Class B Units and .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio. Goldman Sachs may from time to time agree that the fee it would otherwise be entitled to receive under its transfer agency agreement will be reduced.

For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the Portfolios incurred transfer agency fees as follows:


                                       1996       1995       1994

Prime Obligations Portfolio         $  592,685  $768,923  $1,044,039
Money Market Portfolio                 394,010   349,060     355,140
Treasury Obligations Portfolio         360,858   366,456     405,178
Treasury Instruments Portfolio         414,758   287,798     183,457
Government Portfolio                   286,766   372,463     549,070
Federal Portfolio                    1,085,286   908,708     679,243
Tax-Exempt Diversified Portfolio       616,119   607,252     699,643
Tax-Exempt California Portfolio        161,229   117,765      99,092
Tax-Exempt New York Portfolio           41,051    39,298      32,139

          Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion. Goldman Sachs became registered as an investment adviser in 1981. As of April ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $____ billion in total assets.

          Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional amounts to their clients for such services, which charges would reduce a client's return. If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, unitholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account .

          The Investment Advisers, Distributor, and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers or Service Organizations in connection with the sale, distribution and/or servicing of units of one or more chosen (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in a
Fund), and may, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of units, as well as sponsor various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sales.


                             PORTFOLIO TRANSACTIONS

          GSAM places the portfolio transactions of the Portfolios and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Portfolio and at reasonable competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

          Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Portfolios buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Portfolios to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Portfolios may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

          Under the Investment Company Act, the Portfolios are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Portfolio's ability to purchase debt securities in the primary market may from time to time be limited.

          In certain instances there may be securities which are suitable for more than one Portfolio as well as for one or more of the other clients of GSAM. Investment decisions for each Portfolio and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned. Each Portfolio believes that over time its ability to participate in volume transactions will produce better executions for the Portfolios.

          During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker/dealers: [insert names].

          As of December 31, 1996, the Prime Obligations Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1 under the Investment Company Act, or their parents ($ in thousands):
Chase Manhattan ($57,038), Smith Barney ($30,000), Morgan Stanley ($58,323), and Swiss Bank Corp. ($3,806).

          As of December 31, 1996, the Money Market Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1 under the Investment Company Act, or their parents ($ in thousands): Bear Stearns ($34,778), Morgan Stanley ($70,359), Chase Manhattan ($30,388), and Swiss Bank Corp. ($13,730).

          As of December 31, 1996, the Treasury Obligations Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): Bear Stearns Companies ($35,000), Daiwa Securities ($35,000), Lehman ($35,000), Smith Barney Inc. ($30,000), Union Bank of Switzerland ($30,000), Chase Manhattan ($107,833), Morgan Stanley ($129,400), and Swiss Bank Corp. ($58,316).

          As of December 31, 1996, the Government Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): Bear Stearns Companies ($30,000), Diawa Securities ($30,000), Lehman ($30,000), Morgan Stanley ($120,363), Chase Manhattan ($100,303), and Swiss Bank Corp. ($54,244).

                                NET ASSET VALUE

          The net asset value per unit of each Portfolio is determined by the Portfolios' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

          Each Portfolio's securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $ 1.00 per unit, which the Board of Trustees has determined to be in the best interest of the Portfolios and their unitholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. During such periods, the yield to an investor in a Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on units of a Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he or she purchased units of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

          The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per unit as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per unit based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing unitholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of units in kind; or establishing a net asset value per unit by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per unit at $1.00 the Trustees have the authority (1) to reduce or increase the number of units outstanding on a pro rata basis, and (2) to offset each unitholder's pro rata portion of the deviation between the net asset value per unit and $1.00 from the unitholder's accrued dividend account or from future dividends. Each Portfolio may hold cash for the purpose of stabilizing its net asset value per unit. Holdings of cash, on which no return is earned, would tend to lower the yield on such Portfolio's units.

          In order to continue to use the amortized cost method of valuation for each Portfolio's investments, the Portfolios must comply with Rule 2a-7. See "Investment Restrictions."

          The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are to be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made. In addition, within each Portfolio, ILA Units, ILA

Administration Units, ILA Service Units and ILA Class B Units (Prime Obligations Portfolio only) will be subject to different expense structures (see "Organization and Capitalization").

                                  REDEMPTIONS

          The Trust may suspend the right of redemption of units of a Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the unitholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Portfolio's units.

          The Trust agrees to redeem units of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one unitholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Portfolio's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the units being redeemed. If a unitholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

                        CALCULATION OF YIELD QUOTATIONS

          Each Portfolio's yield quotations are calculated by a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one unit at the beginning of a seven-day period.

          Yield, effective yield and tax-equivalent yield are calculated separately for each class of units of a Portfolio. Each type of unit is subject to different fees and expenses and may have differing yields for the same period.

          The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one unit at the beginning of the base period is determined by dividing the net change in account value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Portfolio.

          Each Portfolio also may advertise a quotation of effective yield for a 7-calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

            Effective Yield = [(base period return + 1)/365/7/] - 1

          The Tax-Exempt Diversified, Tax-Exempt California, Tax-Exempt New York, Federal and Treasury Instruments Portfolios may also advertise a tax-equivalent yield which is computed by dividing that portion of a Portfolio's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

          Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Portfolio will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as of the expenses allocated to each Portfolio. The return of a Portfolio may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

          The yield, effective yield and tax-equivalent yield of each Portfolio with respect to ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units for the seven-day period ended December 31, 1996 were as follows:



                                                         Tax-
                                            Effective  Equivalent
                                     Yield    Yield      Yield
                                     -----  ---------  ----------

Prime Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A
  ILA Class B Units                  ____   ____       N/A

Money Market Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Instruments Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Government Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Federal Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Tax-Exempt Diversified Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units                  ____   ____       ____

Tax-Exempt California Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

-------------------------
* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.

** Assuming such Units had been outstanding and were subject to maximum administration or service fees.

  The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions and expense limitations, the yield of each Portfolio for the same period would have been as follows:


                                                        Tax-
                                           Effective  Equivalent
                                    Yield    Yield      Yield
                                    -----  ---------  ----------

Prime Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A
  ILA Class B Units                 ____   ____       N/A

Money Market Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Instruments Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

 Government Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Federal Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Tax-Exempt Diversified Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units                 ____   ____       ____

Tax-Exempt California Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

----------------------
* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.

** Assuming such Units had been outstanding and were subject to maximum administration or service fees.

  The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

  With respect to the Tax-Exempt California Portfolio, a California State personal income tax rate of 11.0% is being assumed in addition to the 39.6% federal tax rate, for a combined tax rate of 46.2%. With respect to the Tax-Exempt New York Portfolio, the tax equivalent yields are being shown under two scenarios. The first scenario assumes a federal marginal tax rate of 39.6% and a New York State personal income tax rate of 7.594%, for a combined tax rate of 44.2%. The second scenario assumes a New York City personal income tax rate of 4.46% in addition to the above federal and New York State tax rates, for a combined tax rate of 46.9%. The combined tax rates assume full deductibility of state and, if applicable, city taxes in computing federal tax liability.

  In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form a part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

  From time to time any Portfolio may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

                                TAX INFORMATION

  Each Portfolio has qualified and has elected or intends to qualify and elect to be treated and to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

  In order to qualify as a regulated investment company, each Portfolio must, among other things, (a) derive at least 90% of its gross income for the taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% Test"); (b) derive less than 30% of its gross income for the taxable year from the sale or other disposition of stock or securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total gross assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total (gross) assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

  Each Portfolio, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to unitholders with respect to any taxable year in accordance with the Code's timing and other requirements, provided that the Portfolio distributes at least 90% of its investment company taxable income (generally, all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year and, in the case of any Portfolio that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Portfolio will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a non-deductible 4% federal excise tax, each Portfolio must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Portfolio paid no federal income tax.

  Dividends paid by a Portfolio from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of unitholders. Such distributions will not qualify for the corporate dividends-received deduction. Dividends paid by a Portfolio from the excess of net long-term capital gain (if any) over net short-term capital loss are taxable to unitholders as long-term capital gain, regardless of the length of time the units of a Portfolio have been held by such unitholders, and also will not qualify for the corporate dividends-received deduction. A Portfolio's net realized capital gains for a taxable year are computed by taking into account realized capital losses, including any capital loss carryforward of that Portfolio.

  Distributions paid by the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios from tax-exempt interest received by them and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Portfolio's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section
                                         - -
103(a) of the Code (not including units of other regulated investment companies that may pay exempt-interest dividends, because such units are not treated as tax-exempt obligations for this purpose). Dividends paid by the other Portfolios from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds," if any, received by a Portfolio may constitute a tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular unitholders. In addition, tax-exempt distributions of the Portfolios may be considered in computing the "adjusted current earnings" preference item of their corporate unitholders in determining the corporate alternative minimum tax. To the extent that the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios invest in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from Federal income tax, or earn other taxable income any distributions of income from such investments or other taxable income will be taxable to unitholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry units of the Portfolio will generally not be deductible. The availability of tax-exempt obligations and the value of the Portfolios may be affected by restrictive tax legislation enacted in recent years.

  In purchasing municipal obligations, the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios rely on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Portfolios do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels' opinions are correct.

  Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in units or in cash. Unitholders electing to receive distributions in the form of additional units will have a cost basis in each unit so received equal to the amount of cash they would have received had they elected to receive cash.

  Certain Portfolios may be subject to foreign withholding taxes or other foreign taxes with respect to their investments in certain securities of foreign entities. These taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties in some cases, and each Portfolio intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although no Portfolio anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by a portfolio, that a Portfolio could make an election under Code Section 853 to permit its unitholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by that Portfolio in foreign countries. In the event such an election is made, unitholders will be required to include their pro rata share of such taxes in gross income and may be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code.

Unitholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

  Each Portfolio will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt unitholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt unitholders who fail to furnish the Portfolio with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a Portfolio that the number furnished by the unitholder is incorrect or that the unitholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios will not be subject to backup withholding if the applicable Portfolio reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. The Portfolios may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct, if applicable, or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in units, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

  Redemptions (including exchanges) and other dispositions of units in transactions that are treated as sales for tax purposes will generally not result in taxable gain or loss, provided that the Portfolios successfully maintain a constant net asset value per share, but a loss may be recognized to the extent a CDSC is imposed on the redemption or exchange of ILA Class B Units. All or a portion of such a loss may be disallowed under applicable code provisions in certain circumstances. Unitholders should consult their own tax advisors with reference to their circumstances to determine whether a redemption, exchange, or other disposition of Portfolio Units is properly treated as a sale for tax purposes.

  All distributions (including exempt-interest dividends) whether received in units or cash, must be reported by each unitholder who is required to file a federal income tax return. The Portfolios will inform unitholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Unitholders who receive exempt-interest dividends and have not held their units of the applicable Portfolio for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Portfolio. Each unitholder should consult his or her own tax advisor to determine the tax consequences of an investment in a Portfolio in the unitholder's own state and locality.

  Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Unitholders should consult their tax advisers for more information.

  The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each unitholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of units of a Portfolio, including the possibility that such a unitholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Portfolio and, if a current IRS Form W-8 or acceptable substitute is not on file with the Portfolio, may be subject to backup withholding on certain payments.

STATE AND LOCAL

  The Portfolios may be subject to state or local taxes in jurisdictions in which the Portfolios may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Portfolio and its unitholders under such laws may differ from their treatment under Federal income tax laws, and an investment in the Portfolios may have tax consequences for unitholders that are different from those of a direct investment in the Portfolios' securities. Unitholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for unitholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Portfolios in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or (ii) exempt from intangible property tax the value of the units of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations. See also the discussion below of these applicable provisions in California and New York.

  Provided that the Portfolios qualify as regulated investment companies and incur no federal income tax liability, the Portfolios may still be subject to New York State and City minimum taxes, which are small in amount.

  California State Taxation. The following discussion of California tax law assumes that the Tax-Exempt California Portfolio will be qualified as a regulated investment company under Subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends. The Tax-Exempt California Portfolio intends to qualify for each taxable year under California law to pay "exempt interest dividends" which will be exempt from the California personal income tax.

  Individual unitholders of the Tax-Exempt California Portfolio who reside in California will not be subject to California personal income tax on distributions received from the Portfolio to the extent such distributions are exempt-interest dividends attributable to interest on obligations the interest on which is exempt from California personal income tax provided that the Portfolio satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in such obligations and properly designates such exempt-interest dividends under California Law. Distributions from the Tax-Exempt California Portfolio which are attributable to sources other than those described in the second preceding sentence will generally be taxable to such unitholders as ordinary income. Moreover, California legislation which incorporates Subchapter M of the Code provides that capital gain dividends may be treated as long-term capital gains. Such gains are currently subject to personal income tax at ordinary income tax rates. Capital gains that are retained by the Portfolio will be taxed to that Portfolio, and California residents will receive no California personal income tax credit for such tax. Distributions other than exempt-interest dividends are includable in income subject to the California alternative minimum tax.

  Distributions from investment income and long-term and short-term capital gains will generally not be excluded from taxable income in determining California corporate franchise taxes for corporate unitholders and will be treated as ordinary dividend income for such purposes. In addition, such distributions may be includable in income subject to the alternative minimum tax.

  Interest on indebtedness incurred or continued by unitholders to purchase or carry units of the Tax-Exempt California Portfolio will not be deductible for California personal income tax purposes.

  In addition, any loss realized by a unitholder of the Tax-Exempt California Portfolio upon the sale of units held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such units. Moreover, any loss realized upon the redemption of units within six months from the date of purchase of such units and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of units within thirty days before or after the acquisition of other units of the same Portfolio may be disallowed under the "wash sale" rules.

  New York City and State Taxation. Individual unitholders who are residents of New York State will be able to exclude for New York State income tax purposes that portion of the exempt-interest dividends properly designated as such from the Tax-Exempt New York Portfolio which is derived from interest on obligations of New York State and its political subdivisions and obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Exempt- interest dividends may be properly designated as such only if, as anticipated, at least 50% of the value of the assets of the Portfolio are invested at the close of each quarter of its taxable year in obligations of issuers the interest on which is excluded from gross income for federal income tax purposes. Individual unitholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Exempt New York Portfolio is not deductible for New York State or New York City personal income tax purposes.

  Long-term capital gains, if any, that are distributed by the Tax-Exempt New York Portfolio and are properly designated as capital gain dividends will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents

  Unitholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

  This discussion of the tax treatment of the Portfolio and its unitholders is based on the tax laws in effect as of the date of this Statement of Additional Information.

                        ORGANIZATION AND CAPITALIZATION

  The Trust is a Massachusetts business trust established under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated December 6, 1978. The Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio are the successors to separate series of Goldman Sachs Institutional Tax-Exempt Assets which was formed pursuant to a Declaration of Trust on March 23, 1982. Each of these Portfolios became a series of the Trust pursuant to a reorganization which occurred on April 30, 1990. On December 13, 1990 the Trustees authorized the establishment of the Treasury Instruments and Tax-Exempt New York Portfolios.

  Each unitholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of units of beneficial interest. The Trustees have authority under the Declaration of Trust to create and classify units of beneficial interest in separate series without further action by unitholders. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios: ILA Units, ILA Administration Units and ILA Service Units. In addition, the Trustees have authorized a fourth class of units, ILA Class B Units with respect to the Prime Obligations Portfolio.

  Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio represents an equal proportionate interest in the assets belonging to that Portfolio. It is contemplated that most units (other than ILA Class B Units) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the units or another organization designated by such bank or institution. ILA Class B Units generally are only issued upon exchange from Class B Shares of other Funds of the Goldman Sachs mutual funds. ILA Units may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution's investors. ILA Administration Units may be purchased for accounts held in the name of an investor or an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange ILA Administration Units. ILA Administration Units of each Portfolio bear the cost of administration fees at the annual rate of up to .15 of 1% of the average daily net assets of such Units. ILA Service Units may be purchased for accounts held in the name of an institution that provides certain account administration and unitholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange ILA Service Units, responding to customer inquiries and assisting customers with investment procedures. ILA Service Units bear the cost of service fees at the annual rate of up to .40 of 1% of the average daily net assets of such Units. ILA Class B Units are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. ILA Class B Units of the Prime Obligations Portfolio bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to ILA Class B Units. ILA Class B Units of the Prime Obligations

Portfolio also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets of the Prime Obligations Portfolio attributable to ILA Class B Units.

  It is possible that an institution or its affiliates may offer different classes of units to its customers and thus receive different compensation with respect to different classes of units of the same Portfolio. In the event a Portfolio is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of units of the Portfolio. ILA Administration Units, ILA Service Units and ILA Class B Units each have certain exclusive voting rights on matters relating to their respective plans. Units of each class may be exchanged only for Units of the same class in another Portfolio or, in the case of the Prime Obligations Portfolio, shares of the corresponding class of certain other mutual funds sponsored by Goldman Sachs. Except as described above, the four classes of units are identical. Certain aspects of the Units may be altered, after advance notice to unitholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

  Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio is entitled to one vote per unit; however, separate votes will be taken by each Portfolio or class (or by more than one Portfolio or class voting as a single class if similarly affected) on matters affecting only that individual Portfolio or class (or those affected Portfolios or classes) or as otherwise required by law. Units are freely transferable and have no preemptive, subscription or conversion rights. All units issued and outstanding are fully paid and nonassessable. The Declaration of Trust provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of unitholders. The units of the Portfolios have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the units voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

  As of April 1, 1997, the only holders of record of 5% or more of the outstanding units of the Prime Obligations Portfolio were Duquesne Capital Management, Inc., 2579 Washington Rd. Ste. 322, Pittsburgh, PA 15241-2563 (5.45%); Harris Trust & Savings Bank, 200 W. Monroe Street, 12th Floor, Chicago, IL 60606-5509 (8.36%); United Missouri Bank of Kansas City, PO Box 419692, Kansas City 64141-6692 (5.63%); and VF Corporation, 1047 North Park Road, Wyomissing, PA 19610 (6.85%) .

  As of April 1, 1997, the only holders of record of 5% or more of the outstanding units of the Money Market Portfolio were Bank of New York, 48 Wall Street, New York, NY 10286 (20.40%) and Stone Street & Bridge Street Funds, 85 Broad Street, 4th Floor, New York, NY 10004-2434 (9.52%).

  As of April 1, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Obligations Portfolio were Bank of New York
(NCD), 1 Wall Street, 5th Floor, New York, NY 10286-0001 (6.83%); Bankers Trust Company, PO Box 897, Des Moines, IA 50304-0897 (5.98%); First National Bank of Omaha, PO Box 3128, Omaha, NE 68103-0128 (15.24%; Firstar Bank Madison, N.A., PO Box 7900, Madison, WI 53707-7900 (8.18%) and National City Bank Kentucky, 4100 W. 150th Street, 3rd Floor N. Annex, Cleveland, OH 44135 (7.485%).

  As of April 1, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Instruments Portfolio were Bank of New York
(NCD), 1 Wall Street, 5th Floor, New York, NY 10286-0001 (32.49%); Emerald Partners, 237 Park Avenue Ste. 801, New York, NY 10017-3142 (5.18%); and Morgan Stanley, 2 No. LaSalle Street, Ste. 500, Chicago, IL 60602 (7.48%).

  As of April 1, 1997, the only holders of record of 5% or more of the outstanding units of the Government Portfolio were American Exploration Co., 1331 Lamar Street, Ste. 900, Houston, TX 77010-3027 (9.82%); Comerica Bank, PO Box 55-519, Detroit, MI 48255-0499 (11.06%); Morgan Stanley, 2 No. LaSalle Street, Ste. 500, Chicago, IL 60602 (7.86%); Northern Trust, 50 South LaSalle Street, Chicago, IL 60675 (6.43%); State Street Bank & Trust Co., PO Box 1992, Boston, MA 02105-1992 (6.55%); United Missouri Bank of Kansas City, PO Box 419692, Kansas City, MO 64141-6692 (5.19%); and Wells Fargo Bank, 26610 Agoura Rd., Calabasas, CA 91302-1954 (7.00%).

  As of April 1, 1997, the only holders of record of 5% or more of the outstanding units of the Tax-Exempt New York Portfolio were Bank of New York, 48 Wall Street, New York, NY 10286 (20.62%); Marine Midland Bank, PO Box 4203, Buffalo, NY 14240 (7.48%); Shames Trust Accounts, 57 Holly Place, Briarcliff, NY 10510-2107 (9.01%) and Stephen Apkon & Lisa Hertz Apkon, 33 Ashland Ave., Pleasantville, NY 10570-2301 (8.36%).

  As of April 1, 1997, the only holders of record of 5% or more of the outstanding units of the Federal Portfolio was Bank of New York, 48 Wall Street, New York, NY 10286 (10.46%); and

The Baupost Group, Inc., PO Box 389125, Cambridge, MA 02238-9998 (5.95%).

  As of April 1, 1997, the only holders of record of 5% of more of the outstanding units of the Tax-Exempt Diversified Portfolio was Bodri Capital Management, Inc., 525 University Avenue, Ste. 1322, Palo Alto, CA 94301 (5.26%); and Cheng-Moon Lee, Los Altos, CA 94022-4313 (5.45%).

UNITHOLDER AND TRUSTEE LIABILITY

  The Trust is an entity of the type commonly known as a "Delaware business trust," which is the form in which many mutual funds are organized. Under Delaware law, the unitholders of the Delaware trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that a Portfolio will not be liable for the debts or obligations of any other series of the Delaware business trust. However, no similar statutory or other authority limiting business trust unitholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a unitholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust unitholders to liability. To guard against this risk, the Declaration of Trust of the Trust contains express disclaimer of unitholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Portfolio or the Trustees. The Declaration of Trust of the Trust provides for indemnification by the relevant Fund for any loss suffered by a unitholder as a result of an obligation of the Portfolio. The Declaration of Trust of the Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any unitholder for any act or obligation of the Portfolio and satisfy any judgment thereon. In view of the above, the risk of personal liability of unitholders is remote.

  On any matter submitted to a vote of the Unitholders of the Trust, all Units shall be voted in the aggregate and not by individual Portfolio or Class, except
(a) when required by the Investment Company Act, Units shall be voted by individual Portfolio or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Portfolios or Classes, then only the Unitholders of all such Portfolios or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Unitholders, on any matter submitted to a vote of Unitholders, either (i) each whole Unit shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Unit shall be entitled to a proportionate fractional vote or
(ii) each dollar of Net Asset Value (number of Units owned times Net Asset Value per share of such Portfolio or Class, as applicable) shall be entitled to one vote on any matter on which such Units are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

  In connection with the establishment of one or more Portfolios or Classes, the Trustees establishing such Portfolios or Classes may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Portfolios or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Portfolio or Class of the Trust. To the extent provided by the Trustees in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustee of the Trust, all the powers and authority of Trustees with respect to such Portfolio or Class, but may have no power or authority with respect to any other Portfolio or Class. Unitholders for a Portfolio or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

  Upon the vote of a majority of the Units outstanding and entitled to vote of the Trust or of each Portfolio to be affected, the Trustees may (i) sell and convey all or substantially all of the assets of all Portfolios or any affected Portfolio to another Portfolio or to another entity which is an open-end investment company as defined in the Investment Company Act, or is a Portfolio thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Portfolio, and which may include Units of or interests in such Portfolio, entity, or Portfolio thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Portfolios or any affected Portfolio. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Units of the Trust or any Portfolio if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust or Portfolio is not in the best interests of the Trust, such Portfolio, or their respective Unitholders. Also, the Trustees may, without Unitholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the Investment Company Act, or a Portfolio thereof, (ii) cause the Units to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Unitholder approval, invest all or a portion of the assets of any Portfolio, or dispose of all or a portion of the assets of any Portfolio, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Unitholder approval unless such approval is required by applicable law, cause a Portfolio that is organized in the master/feeder fund structure to withdraw or redeem its assets from the master fund and cause such Portfolio to invest its assets directly in securities and other financial instrument or in another master fund.

  In addition to the requirements set forth in Section 3816 of the Delaware Business Trust Act, the Declaration of Trust provides that a Unitholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

  (a) Unitholders eligible to bring such derivative action under the Delaware Business Trust Act who hold at least 10% of the outstanding Units of the Trust, or 10% of the outstanding Units of the Portfolio or Class to which such action relates, shall join in the request for the Trustees to commence such action; and

  (b) the Trustees must be afforded a reasonable amount of time to consider such Unitholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the Unitholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

  The Declaration of Trust of the Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           CUSTODIAN AND SUBCUSTODIAN

  State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Portfolios' assets. In that capacity, State Street maintains the accounting records and calculates the daily net asset value per unit of the Portfolios. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Trust.

                            INDEPENDENT ACCOUNTANTS

  Arthur Andersen LLP, independent public accountants, [insert address], have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

                              FINANCIAL STATEMENTS

     The Financial Statements of the Portfolios, including the Statements of Investments as of December 31, 1996, the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets and the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the 1996 Annual Report to the unitholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A
                      DESCRIPTION OF SECURITIES RATINGS/1/

MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

     AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

     Moody's applies numerical modifiers, 1, 2, and 3 in the Aa category. The modifier 1 indicates that the obligation ranks in the higher end of the Aa category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa category.

Short-Term Ratings
------------------

     P-1: Issuers have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will normally be evidenced by many of the following characteristics:

     .  Leading market positions in well established industries.

     .  High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.

     P-2: Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. VMIG-1, and VMIG-2 ratings carry the same definitions as MIG-1, and MIG-2, respectively.

STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     PLUS (+) OR MINUS (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA category.

Short-Term Ratings
------------------

     A-1: S&P's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus ( + ) sign designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MUNICIPAL NOTES

     An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     . Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     . Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 -- Speculative capacity to pay principal and interest.

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DUFF & PHELPS, INC.

Bond Ratings
------------

     AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     Duff & Phelps applies modifiers, AA+ and AA- in the AA category for long-term fixed income securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category: the modifier AA indicates a mid-range ranking; and the modifier AA- indicates that the issue ranks in the lower end of the AA category.

Short-Term Ratings
------------------

     D-1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are excellent and are supported by strong fundamental protection factors. Risk factors are minor.

     D-2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment. Liquidity factors and company fundamentals are considered sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff & Phelps applies a plus and minus rating scale, D-1+ , D-1 and D-1- in the Duff 1 top grade category for commercial paper and certificates of deposit. The rating D-1+ indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating D-1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating D-1- indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.


FITCH INVESTORS SERVICE CORP.

AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay its obligations, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch applies plus (" + ") and minus (" - ") modifiers in the AA category to indicate the relative position of a credit within the rating category.

Eligible Fitch ratings for short-term debt obligations payable on demand or with original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes may be rated F-1 or F-2.

     F-1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest degree of assurance for timely payment will be denoted with a plus ("+") sign designation.

     F-2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED AND IBCA INC.

     A1: Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus ("+") sign is added to those issues determined to possess the highest capacity for timely payment.

     A2: Short-term obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMSON BANKWATCH, INC.

     AAA: The highest category; indicates a superior ability to repay principal and interest on a timely basis.

     AA: The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

Ratings in the AA Long-Term Debt category may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.

  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest.

     TBW-1: The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

/1/ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Portfolios' taxable year end.

================================================================================
Goldman Sachs
1 New York Plaza
New York, NY 10004

Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



Goldman Sachs
Investment Adviser, Administrator,
Distributor and Transfer Agent

Goldman Sachs
Money Market Trust
Financial Square
Funds

-------------------------------------------------------------------

Annual Report
December 31, 1996

Prime Obligations Fund
Money Market Fund
Treasury Obligations Fund
Government Fund
Tax-Free Money Market Fund

-------------
Goldman
Sachs
-------------

--------------------------------------------------------------------------------
================================================================================

================================================================================
================================================================================

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

     We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Money Market Trust/Financial Square Funds in 1996. It was another strong year for the Funds, during which all of the portfolios outperformed their respective IBC Financial Data, Inc. averages during the period. Assets in the Financial Square Funds totaled $12.2 billion as of December 31, 1996, up 34% from last year.

1996 in Review: After Easing Early in the Year, the Fed Remained Neutral Amid Moderate Growth and Benign Inflation.

     Last year began on a weak note, with the economy still in the doldrums as harsh winter storms and a strike at General Motors continued to restrain growth. Against that backdrop, the Federal Reserve Board (the "Fed") cut the Federal funds rate by 25 basis points to 5.25% in January 1996, following an easing of the same magnitude in December 1995. It soon became evident that the economy had responded and was somewhat healthier than expected, with first-quarter real Gross Domestic Product (GDP) at 2.0% annualized. Growth was more dramatic during the second quarter, as industrial activity and automobile and home sales all showed significant improvement, pushing real GDP to 4.7%, its highest rate in two years. That growth caused some to expect the Fed to change direction and tighten before year-end. However, the economy subsequently moderated significantly, with third-quarter annualized real GDP retreating to 2.1%, reflecting lackluster consumer spending and a widening U.S. trade deficit. As 1996 drew to a close, moderate economic growth and contained inflation kept the Fed in a neutral mode, despite a very robust stock market.

                        Historical Yield Curve (LIBOR)

                           [BAR GRAPH APPEARS HERE]
                             [PLOT POINTS TO COME]

Source: Goldman Sachs Fixed Income Database, reflecting the London Interbank Offered Rate (LIBOR).

The Federal funds rate began the year at 5.50% and ended at 5.25%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1996, the spread between one- and 12-month LIBOR moved to plus 28 basis points.

A Nimble Strategy Contributed to Strong Performance
     Taxable Sector. Structuring money market portfolios successfully during 1996 as the Fed shifted policy from easing to neutral to a bias to tighten required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much easing at the beginning of 1996 or too much tightening by midyear 1996 and then adjusting the Funds' weighted average maturities and structures were equally important to our strategy.

     During the second and third quarters of 1996, we extended the Financial Square Funds' weighted average maturities as the yield curve steepened in anticipation of a Fed tightening that did not materialize. During the early part of the fourth quarter, market data suggested that growth slowed in the third quarter. Consequently, the market was priced to a more neutral Fed policy. However, year-end financing pressures resulted in investment opportunities maturing in the first quarter of 1997, and the Funds closed the year with neutral weighted average maturities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)


--------------------------------------------------------------------------------
     Tax-Exempt Sector. With tax reform basically a nonissue in 1996, investor interest in the sector revived, causing total assets in the tax-exempt money market fund category to increase by 13%. In contrast, supply was little changed from 1995 levels, making tax-exempts slightly more expensive in 1996. These supply/demand technicals coupled with our fundamental view that short-term rates were likely to rise explains our neutral to short-to-neutral weighted average maturities during the latter part of the year.

Summary for Financial Square Funds Institutional Shares* as of 12/31/96



---------------------------------------------------------------------
                                                        Weighted
                    SEC 7-Day   SEC 7-Day    30-Day      Average
 Financial Square    Current    Effective    Average    Maturity
       Funds          Yield       Yield       Yield      (days)
=====================================================================
 Prime
   Obligations        5.34%       5.48%       5.31%        41
--------------------------------------------------------------------
 Money Market         5.38%       5.54%       5.34%        37
--------------------------------------------------------------------
 Treasury
   Obligations        5.43%       5.56%       5.29%        33
--------------------------------------------------------------------
 Government           5.36%       5.52%       5.30%        36
--------------------------------------------------------------------
 Tax-Free
   Money Market       3.74%       3.81%       3.42%        34
--------------------------------------------------------------------

* Financial Square Funds offer four separate classes of shares (Institutional, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Preferred, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support services. The Preferred shares pay 0.10%, Administration shares pay 0.25%, and the Service shares pay 0.50%. More complete information, including management fees and expenses, is included in the Funds' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Domestic Credit Trends Were Positive, Reflecting a Healthy Economy and a Strong Market
     Credit trends in 1996 were positive on the whole in the U.S., with steady growth, low inflation, a booming stock market, and technological advances and globalization transforming many industries. The major story of 1996 was the Dow Jones Industrial Average climb of 26%, which, following the 33.5% increase in 1995, added up to a 68% growth rate since 1994.
      The rising stock market supported record levels of mergers and acquisitions. Over $650 billion in mergers, acquisitions and spin-offs were announced in the U.S. in 1996 (up 27% from 1995), with $1.4 trillion announced globally. This trend was spurred on not only by the stock market, but also by deregulation in telecommunications, utilities and broadcasting. Unlike the 1980s, mergers this past year were generally equity-financed and aimed at expanding core businesses, rather than diversifying. Merger and acquisition activity was also utilized to boost earnings growth, since cost-cutting opportunities had been largely exhausted during 1995.
     Banks, which dominated merger activity in 1995, were busy consolidating those mergers in 1996. It is likely that large regional domestic banks will continue making acquisitions in 1997, although this is not expected to affect their credit quality. At the end of the third quarter 1996, 80% of the banking sector had a stable rating outlook.
     Although consumer confidence was buoyed by low unemployment and mild inflation, growing household debt levels led to an all-time high in credit card loan delinquencies and personal bankruptcies. Consequently, financial results in the consumer products, retail, restaurant and entertainment businesses were mediocre at best. Almost all other industries, however, had improved credit quality, with upgrades surpassing downgrades in utilities, energy, healthcare and financial institutions. Many companies used the strength of the stock market to substitute debt capital with equity capital, thereby improving their credit quality.
     Credit quality in the tax-exempt market was steady-to-improving during 1996. Market concerns arising from the Orange County bankruptcy abated somewhat, although various forms of credit enhancement remained popular, even among high-quality issuers. Reflecting the strong national economy, many states and localities experienced positive financial results, reducing their regular cash flow borrowings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

The Credit Picture Abroad:  Europe Improved, While Asia Was Generally Stable
     In Europe, developments were driven by the push towards European Monetary Union (EMU), while the key factors in Asia were the fragile Japanese recovery and a sharp downturn in Asian exports. In general, sovereign creditworthiness improved during 1996. This was particularly the case in Europe, where the political will to qualify for EMU produced significant improvements in fiscal policy and debt dynamics, as it sparked more rapid corporate restructuring. French and Italian banks did require close monitoring this year as their problem loans continued, but French bank credit quality stabilized after having suffered broad rating downgrades in 1995. The credit quality of most other European banks was stable, with a few minor downgrades of German and Swiss banks.
     In Asia, creditworthiness was fairly stable. The notable negative exception was the Japanese financial sector, which remained under pressure from the ongoing weakness of the real estate markets, sluggish economic growth and ongoing deregulation. However, Japan's largest banks have strong fundamentals and will continue to be important and dominant players in the global financial market. Australian credit quality strengthened through improved macroeconomic balances, which provided evidence that Australia's recent boom-and-bust cycles may be over. The weakness of Asian exports did not affect creditworthiness directly; exports should recover this year, and the scare could prompt salutary policy adjustments going forward.
     In 1996, we continued to apply conservative credit standards to our money market Funds. The Goldman Sachs Credit Department, which has analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to vigilantly monitor global developments.

Outlook and Strategies for 1997
     Fourth-quarter 1996 GDP was reported at 4.7%, reflecting a stronger economic picture from several sources: a sharp narrowing of the U.S. trade deficit, as well as increases in consumer spending and industrial production. Goldman Sachs' economists expect economic growth to continue at just under 2.0% for the first quarter of 1997 and at approximately 3.0% for the full year. As a result, Goldman Sachs currently believes the Fed is likely to raise short-term interest rates by midyear.
     Consequently, the Financial Square Funds will continue to be managed with short-to-neutral average life targets and short, laddered structures to prepare for the probability of higher rates ahead.

Extended Trading Hours Improve Service Further
     To meet the needs of many institutional investors who receive inflows of cash late in the day, we extended the trading hours for both purchases and redemptions in the Financial Square Treasury Obligations Fund until 5:00 p.m. EST. (The Financial Square Government Fund also provides late-day service.) We have found many of our clients enjoy the added flexibility of late-day trading and are increasing their use of this beneficial service.
     In closing, we thank you for your support and for making 1996 a successful year for the Financial Square Funds. We are pleased that many of you have joined our conference calls following each Federal Open Market Committee meeting throughout the year. Our goal is to continue to provide you with competitive performance, as well as a range of value-added services that reflect the breadth and depth of Goldman Sachs' outstanding resources.

Sincerely,


/s/ Kaysie P. Uniacke
---------------------

Kaysie P. Uniacke
Portfolio Manager
February 7, 1997

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund

December 31, 1996



-------------------------------------------------------------------
Principal             Interest       Maturity          Amortized
 Amount                Rate            Date              Cost
===================================================================
Commercial Paper and Corporate Obligations--53.0%
Bank Holding Companies
BankAmerica Corp.
$150,000,000          5.27%          03/21/97         $ 148,265,292
Chase Manhattan Corp.
 100,000,000          5.28           03/14/97            98,944,000
JP Morgan & Co., Inc.
  25,000,000          5.73           05/30/97            24,407,104
NationsBank Corp.
  50,000,000          5.40           05/09/97            49,040,000
Business Credit Institutions
General Electric Capital Corp.
  50,000,000          5.30           03/26/97            49,381,667
 100,000,000          5.44           04/03/97            98,609,778
JC Penney Funding Corp.
  50,000,000          5.31           01/31/97            49,778,750
Commercial Banks
CP Trust Certificates Series 1996
  85,000,000          5.68/(a)/      03/28/97            85,000,000
Financial Services
National Rural Utilities Cooperative
  34,250,000          5.30           02/11/97            34,043,263
  62,000,000          5.28           02/21/97            61,536,240
Life Insurance
Commonwealth Life Insurance Co.
  20,000,000          5.64/(b)/      05/08/97            20,000,000
Pacific Mutual Life Insurance Co.
  50,000,000          5.52/(b)/      02/28/97            50,000,000
Prudential Funding Corp.
  50,000,000          6.50           01/02/97            49,990,972
  50,000,000          5.43           02/28/97            49,562,583
Motor Vehicles and Equipment
Ford Motor Credit Co.
 150,000,000          5.31           02/04/97           149,247,750
Personal Credit Institutions
Associates Corp. of North America
  50,000,000          6.30           01/02/97            49,991,250
  50,000,000          5.32           01/30/97            49,785,722
  50,000,000          5.32           01/31/97            49,778,333
Household Finance Corp.
  50,000,000          5.32           03/12/97            49,482,778
Transamerica Finance Corp.
  10,000,000          5.52           01/28/97             9,958,600
  50,000,000          5.43           02/28/97            49,562,584
  21,000,000          5.29           03/13/97            20,780,906
  31,308,000          5.29           03/14/97            30,976,761
USAA Capital Corp.
  30,000,000          5.34           04/07/97            29,572,800
Receivable/Asset Financings
Beta Finance Inc.
  16,000,000          5.58           01/27/97            15,935,520
  24,000,000          5.58           02/03/97            23,877,240
  15,000,000          5.50           02/04/97            14,922,083
  19,000,000          5.35           04/07/97            18,728,933
  25,000,000          6.11           06/17/97            25,000,000
Delaware Funding Corp.
  30,832,000          5.29           02/20/97            30,605,470
Enterprise Funding Corp.
  50,000,000          5.33           01/23/97            49,837,139
International Lease Finance Corp.
  60,000,000          5.30           03/17/97            59,337,500
  20,000,000          5.29           03/24/97            19,759,011
New Center Asset Trust
  25,000,000          5.52           01/28/97            24,896,500
  25,000,000          5.37           04/04/97            24,653,188
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 100,000,000          5.30           02/13/97            99,366,945
  50,000,000          5.30           02/18/97            49,646,667
C.S. First Boston, Inc.
  60,000,000          5.33           01/22/97            59,813,450
Merrill Lynch & Co., Inc.
  50,000,000          5.35           02/11/97            49,695,347
  25,000,000          5.45           02/19/97            24,814,549
  75,000,000          5.33           02/26/97            74,378,167
Morgan Stanley Group, Inc.
  40,000,000          5.59           01/28/97            39,832,300
  50,000,000          5.41           02/03/97            49,752,042
  20,000,000          5.32           02/06/97            19,893,600
  40,000,000          5.53           06/27/97            40,000,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund  (continued)
December 31, 1996


-------------------------------------------------------------------
Principal             Interest       Maturity          Amortized
 Amount                Rate            Date              Cost
===================================================================
Commercial Paper and Corporate Obligations (continued)
Telecommunications
Ameritech Corp.
$ 70,000,000          5.34%          04/07/97        $   69,003,200
Tobacco
Philip Morris Co.
  70,000,000          6.50           01/02/97            69,987,361
-------------------------------------------------------------------
Total Commercial Paper and Corporate
  Obligations                                        $2,311,433,345
-------------------------------------------------------------------
Bank Notes--15.6%
Dakota Certificates of Standard Credit Card Master Trust
$ 50,000,000          5.33%(b)       02/07/97        $   49,726,097
FCC National Bank
  40,000,000          5.70           05/22/97            39,953,925
  75,000,000          6.00           06/02/97            75,003,030
First Bank FSB
  50,000,000          5.62(b)        02/11/97            50,000,000
  20,000,000          5.61(b)        04/11/97            19,998,937
First National Bank of Maryland
  20,000,000          5.60(b)        09/30/97            19,994,187
Harris Trust & Savings Bank
  16,500,000          6.04           06/17/97            16,520,097
Household Bank FSB
  50,000,000          5.63(b)        09/23/97            49,997,602
Huntington National Bank
  35,000,000          6.05           06/13/97            35,042,420
PNC Bank, N.A.
  58,500,000          5.58(b)        04/01/97            58,488,742
 100,000,000          5.40(b)        10/01/97            99,941,219
Society National Bank of Cleveland
 100,000,000          5.58           05/14/97            99,961,237
SMM Trust 1996
  40,000,000          5.69(b)        06/20/97            40,000,000
Southtrust Bank of Alabama, N.A.
  25,000,000          5.54(b)        05/15/97            24,995,313
-------------------------------------------------------------------
Total Bank Notes                                     $  679,622,806
-------------------------------------------------------------------
U.S. Government Agency Obligations--7.1%
Federal Farm Credit Bank
  32,000,000          5.39           02/24/97            31,741,280
Federal Home Loan Mortgage Corp.
  50,000,000          5.40           02/24/97            49,595,000
Federal National Mortgage Association
$200,000,000          5.36%          03/04/97        $  198,153,778
  30,000,000          5.35           03/17/97            29,665,625
-------------------------------------------------------------------
Total U.S. Government Agency Obligations             $  309,155,683
-------------------------------------------------------------------
Certificates of Deposit--6.9%
Chase Manhattan Corp.
$ 25,000,000          5.75%          02/03/97        $   25,000,000
  25,000,000          5.42           03/12/97            25,000,000
Mellon Bank, N.A.
  50,000,000          5.35           02/19/97            50,000,000
 100,000,000          5.50           04/07/97           100,000,000
Morgan Guaranty Trust Co.
  50,000,000          5.65           02/03/97            50,000,445
Union Bank of California
  50,000,000          5.58           02/28/97            50,000,000
-------------------------------------------------------------------
Total Certificates of Deposit                        $  300,000,445
-------------------------------------------------------------------
Repurchase Agreements--17.7%
C.S. First Boston Corp., dated 12/31/96, repurchase price
   $302,790,000 (FNMA: $308,478,596, 6.00%-6.18%, 02/01/09-04/01/34)
$300,000,000          5.40%          03/03/97        $  300,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $100,036,111 (FNMA: $102,538,618, 5.47%, 12/30/97)
 100,000,000          6.50           01/02/97           100,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $75,641,250 (FNMA: $78,669,875, 7.50%, 04/01/26)
  75,000,000          5.40           02/26/97            75,000,000
Joint Repurchase Agreement Account
 297,900,000          6.58           01/02/97           297,900,000
-------------------------------------------------------------------
Total Repurchase Agreements                          $  772,900,000
-------------------------------------------------------------------
Total Investments                                    $4,373,112,279/(c)/
===================================================================

/(a)/Variable rate security - base index is either U.S. Treasury
     Bill, one or three month LIBOR, one month commercial paper, Federal Funds or Prime lending rate
/(b)/Variable rate master note-base index is Federal Funds. /(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices. The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Financial Square Money Market Fund
December 31, 1996

--------------------------------------------------------------------
Principal             Interest       Maturity            Amortized
 Amount                Rate            Date                 Cost
====================================================================
Commercial Paper and Corporate Obligations--45.7%
Commercial Banks

CP Trust Certificates Series 1996
$ 60,000,000          5.68%\(a)\     03/28/97         $   60,000,000

Computer Software and Services

First Data Corp.
  20,000,000          5.40           02/19/97             19,853,000

Siemens Capital Corp.
  25,000,000          5.32           02/13/97             24,841,139

Foreign Banks

ABN Amro N.A.
  50,000,000          5.45           02/28/97             49,560,972
Banca Crt Financial Corp.
  15,000,000          5.35           01/31/97             14,933,125
  22,945,000          5.42           04/01/97             22,634,095
  20,000,000          5.47           04/03/97             19,720,422
  13,000,000          5.42           04/08/97             12,810,149
BBL North America
 125,000,000          6.90           01/02/97            124,976,042
Bex America, Inc.
  36,000,000          5.36           01/21/97             35,892,900
Generale Bank
  70,000,000          5.35           04/10/97             68,970,125
Nordbanken, N.A.
  42,559,000          6.50           01/10/97             42,489,842
Royal Bank of Canada
 100,000,000          6.50           01/02/97             99,981,944
San Paolo U.S. Finance Corp.
  25,000,000          5.36           01/31/97             24,888,333
Swedbank, Inc.
 100,000,000          5.47           02/04/97             99,483,389
Unifunding, Inc.
  60,000,000          5.45           01/29/97             59,745,667
  50,000,000          5.36           04/07/97             49,285,333

Life Insurance
Sunamerica Life Insurance Co.
  50,000,000          5.50\(b)\      09/02/97             50,000,000

Mortgage Brokers

Countrywide Funding Corp.
  28,700,000          5.35           01/23/97             28,606,167
  27,000,000          5.35           01/28/97             26,891,663
Countrywide Home Loans
  50,000,000          6.65           01/02/97             49,990,764

Motor Vehicles and Equipment

Daimler Benz Corp., N.A.
  16,312,000          5.57%          01/14/97             16,279,190
  30,000,000          5.60           01/16/97             29,930,000
  10,000,000          5.35           03/25/97              9,876,653
  55,000,000          5.35           03/26/97             54,313,417
General Motors Acceptance Corp.
  20,000,000          5.57           02/04/97             19,894,789
  50,000,000          5.47           04/07/97             49,270,667

Security and Commodity Brokers, Dealers and Services
Merrill Lynch & Co., Inc.
  25,000,000          5.35           02/11/97             24,847,674
  25,000,000          5.45           02/19/97             24,814,549
  50,000,000          5.33           02/26/97             49,585,444
Morgan Stanley Group, Inc.
  22,900,000          5.53\(a)\      06/27/97             22,900,000
Nomura Holdings
  15,000,000          5.39           01/28/97             14,939,363
  50,000,000          5.39           01/30/97             49,782,903
--------------------------------------------------------------------
Total Commercial Paper and Corporate
Obligations                                           $1,351,989,720
--------------------------------------------------------------------
Bank Notes--15.1%

Dakota Certificates of Standard Credit Card Master Trust
$ 25,000,000          5.33%\(b)\     02/07/97         $  24,863,049
FCC National Bank
  25,000,000          5.70           05/22/97            24,971,203
  50,000,000          6.00           06/02/97            50,002,020
First Bank FSB
  75,000,000          5.61\(b)\      04/11/97            74,996,012
First National Bank of Maryland
  30,000,000          5.61\(b)\      09/26/97            29,991,409
  25,000,000          5.60\(b)\      09/30/97            24,992,734
Household Bank FSB
  25,000,000          5.63\(b)\      09/23/97            24,998,185
Huntington National Bank
  10,000,000          6.05           06/13/97             9,996,458

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
---------------------------------------------------------------------
Financial Square Money Market Fund (continued)
December 31, 1996

--------------------------------------------------------------------
Principal             Interest       Maturity            Amortized
 Amount                Rate            Date                 Cost
====================================================================
Bank Notes (continued)
PNC Bank, N.A.
$ 42,000,000          5.46%(b)       09/03/97         $   41,977,353
  50,000,000          5.40(b)        10/01/97             49,970,608
SMM Trust 1996
  40,000,000          5.69(b)        06/20/97             40,000,000
Southtrust Bank of Alabama, N.A.
  50,000,000          5.45(b)        07/11/97             49,983,901
--------------------------------------------------------------------
Total Bank Notes                                      $  446,742,932
--------------------------------------------------------------------
Certificates of Deposit--1.2%

Chase Manhattan Corp.
$ 35,000,000          5.75%          02/03/97         $   35,000,000
--------------------------------------------------------------------
Total Certificates of Deposit                         $   35,000,000
--------------------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar--7.6%

Norinchukin Bank, London
$125,000,000          5.49%          03/18/97         $  125,002,592
Sanwa Bank Ltd., London
 100,000,000          5.46           03/21/97            100,001,079
--------------------------------------------------------------------
Total Certificates of Deposit - Foreign Eurodollar    $  225,003,671
--------------------------------------------------------------------
Certificates of Deposit - Yankeedollar--12.3%

Fuji Bank, Chicago
$100,000,000          5.52%          01/17/97         $  100,000,441
Industrial Bank of Japan, New York
 100,000,000          5.46           03/19/97            100,001,051
Landesbank Hessen Thuer Gir, New York
  50,000,000          6.03           06/13/97             50,060,885
Sumitomo Bank, Los Angeles
  75,000,000          5.52           02/28/97             74,994,514
Westpac Banking Corp., New York
  40,000,000          5.97           06/06/97             40,027,198
--------------------------------------------------------------------
Total Certificates of Deposit - Yankeedollar          $  365,084,089
--------------------------------------------------------------------
Time Deposit--2.9%

Bank of Tokyo, Mitsubishi Bank Ltd., London
$ 85,000,000          5.50%          05/16/97         $   85,000,000
--------------------------------------------------------------------
Total Time Deposit                                    $   85,000,000
--------------------------------------------------------------------
Repurchase Agreements--15.4%

JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $100,036,111 (FNMA: $69,839,000, 5.47%, 12/30/97; FHLMC:
   $32,517,875, 7.26%, 09/17/01)
$100,000,000          6.50%          01/02/97         $  100,000,000
SBC Government Securities, Inc., dated 12/31/96, repurchase price
   $150,052,083 (FNMA Stripped Securities: $149,437,500, 01/23/97;
   FNMA: $3,650,246, 6.50%, 08/15/97)
 150,000,000          6.25           01/02/97            150,000,000
Joint Repurchase Agreement Account
 205,200,000          6.58           01/02/97            205,200,000
--------------------------------------------------------------------
Total Repurchase Agreements                           $  455,200,000
--------------------------------------------------------------------
Total Investments                                     $2,964,020,412(c)
================================================================================

(a) Variable rate security - base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds or Prime lending rate
(b) Variable rate master note-base index is Federal Funds.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.



--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Obligations Fund
December 31, 1996


--------------------------------------------------------------------
Principal              Interest      Maturity            Amortized
 Amount                  Rate          Date                 Cost
=====================================================================
U.S. Treasury Obligations--8.5%

United States Treasury Notes

$ 100,000,000           5.63%        06/30/97         $   99,831,980
   30,000,000           6.00         09/02/97             29,991,342
   92,500,000           5.38         12/01/97             92,370,356
   40,000,000           5.25         12/31/97             39,901,534
--------------------------------------------------------------------
Total U.S. Treasury Obligations                       $  262,095,212
====================================================================
Repurchase Agreements--91.9%

Bear Stearns Companies, Inc., dated 12/31/96, repurchase price
   $125,046,875 (U.S. Treasury Notes: $127,384,047, 5.75%-5.88%,
   10/31/98-12/31/98)
$ 125,000,000           6.75%        01/02/97         $  125,000,000

C.S. First Boston Corp., dated 12/13/96, repurchase price
   $101,332,500 (U.S. Treasury Note: $102,491,792, 5.50%,
   11/15/98)
  100,000,000           5.33         03/13/97            100,000,000

CIBC Wood Gundy Securities, dated 12/31/96, repurchase price
   $125,046,528 (U.S. Treasury Bond: $71,136,658, 8.50%,
   02/15/20; U.S. Treasury Note: $56,365,266, 7.25%, 08/15/04)
  125,000,000           6.70         01/02/97            125,000,000

Daiwa Securities, dated 12/31/96, repurchase price $125,047,917
   (U.S. Treasury Bill: $127,500,528, 11/13/97)
  125,000,000           6.90         01/02/97            125,000,000

Goldman, Sachs & Co., dated 12/31/96, repurchase price
   $125,045,833 (U.S. Treasury Bill: $127,500,296, 12/11/97)
  125,000,000           6.60         01/02/97            125,000,000

JP Morgan Securities, dated 12/31/96, repurchase price
   $125,045,833 (U.S. Treasury Notes: $127,371,815, 6.88%-7.75%,
   12/31/99-11/15/01)
  125,000,000           6.60         01/02/97            125,000,000

Lehman Government Securities, Inc., dated 12/31/96, repurchase price $125,049,306 (U.S. Treasury Stripped Securities:
   $127,500,543, 02/15/97-11/15/03)
  125,000,000           7.10         01/02/97            125,000,000

Merrill Lynch Government Securities, Inc., dated 12/31/96,
   repurchase price $125,044,792 (U.S. Treasury Bills:
   $70,594,041, 01/09/97-01/30/97; U.S. Treasury Stripped
   Securities: $14,626,460, 08/15/98-11/15/99; U.S. Treasury
   Notes: $42,283,899, 7.50%-9.25%, 05/15/97-11/15/01)
  125,000,000           6.45         01/02/97            125,000,000

Nomura Securities International, Inc., dated 12/12/96, repurchase price $101,335,000 ( U.S. Treasury Bill: $9,629,890, 09/18/97;
   U.S. Treasury Notes: $92,371,056, 5.00%-8.13%, 05/31/97-05/31/01)
  100,000,000           5.34         03/12/97            100,000,000

Repurchase Agreements  (continued)

Sanwa Securities, dated 12/31/96, repurchase price $125,046,875
   (U.S. Treasury Notes: $85,107,798, 4.75%-5.25%,
   08/31/98-04/30/01; U.S. Treasury Bill: $40,971,000, 10/16/97)
$ 125,000,000           6.75%        01/02/97         $  125,000,000

Smith Barney, Inc., dated 12/11/96, repurchase price $101,335,000
   (U.S. Treasury Bill: $1,475,971, 03/13/97; U.S. Treasury
   Stripped Security: $ 15,052,048, 02/15/98; U.S. Treasury
   Notes: $85,472,470, 4.75%-7.88%, 02/15/97-04/15/98)
  100,000,000           5.34         03/11/97            100,000,000

UBS Securities, Inc., dated 12/31/96, repurchase price
   $125,047,743 (U.S. Treasury Notes: $127,294,387, 6.13%-7.75%,
   05/31/97-11/15/01)
  125,000,000           6.88         01/02/97            125,000,000

Joint Repurchase Agreement Account
1,419,100,000           6.58         01/02/97          1,419,100,000
--------------------------------------------------------------------
Total Repurchase Agreements                           $2,844,100,000
====================================================================
Total Investments                                     $3,106,195,212/(a)/
====================================================================

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Government Fund
December 31, 1996

-------------------------------------------------------------------
 Principal            Interest       Maturity            Amortized
  Amount               Rate            Date                 Cost
===================================================================
U.S. Government Agency Obligations--44.7%

Federal Home Loan Bank
$ 35,000,000          5.40%(a)       04/04/97        $   34,991,708
  15,000,000          5.45           11/12/97            14,986,333
  20,000,000          5.42           12/02/97            19,973,237
  50,000,000          5.50(a)        12/26/97            49,959,182

Federal National Mortgage Association
  72,000,000          5.35           01/21/97            71,786,000
  25,000,000          5.35           01/24/97            24,914,549
  20,000,000          5.27(a)        04/04/97            19,985,729
  75,000,000          4.75(a)        04/21/97            74,974,867
 100,000,000          5.43(a)        09/12/97            99,940,710
  50,000,000          5.41(a)        09/29/97            49,981,540
  12,500,000          5.53           10/29/97            12,495,125
  75,000,000          5.40(a)        12/03/97            74,952,900
-------------------------------------------------------------------
Total U.S. Government Agency Obligations             $  548,941,880
-------------------------------------------------------------------
U.S. Treasury Obligations--6.5%

United States Treasury Notes
$ 50,000,000          5.63%          06/30/97        $   49,915,080
  30,000,000          6.00           09/02/97            29,990,027
-------------------------------------------------------------------
Total U.S. Treasury Obligations                      $   79,905,107
-------------------------------------------------------------------
Repurchase Agreements--49.0%

Bear Stearns Companies, Inc., dated 12/31/96, repurchase price
   $50,018,889 (FNMA: $51,422,558, 7.00%, 12/01/11-04/01/24)
$ 50,000,000          6.80%          01/02/97        $   50,000,000

C.S. First Boston Corp., dated 12/11/96, repurchase price
   $50,671,875 (FHLMC: $52,596,865, 7.00%, 11/01/26)
  50,000,000          5.38           03/11/97            50,000,000

Goldman, Sachs & Co., dated 12/11/96, repurchase price
   $50,671,875 (FNMA: $51,607,046, 6.12%, 10/01/32)
  50,000,000          5.38           03/11/97            50,000,000

JP Morgan Securities, Inc., dated 12/12/96, repurchase price
   $50,671,875 (FNMA: $52,512,714, 7.50%, 06/01/26)
  50,000,000          5.38           03/12/97            50,000,000

Nomura Securities International, Inc., dated 12/31/96, repurchase price $50,020,833 (FNMA: $34,860,373, 6.50%, 07/01/24; FHLMC:
   $16,396,948, 7.00%-8.00%, 12/01/22-12/01/26)
  50,000,000          7.50           01/02/97            50,000,000

Joint Repurchase Agreement Account
 351,600,000          6.58           01/02/97           351,600,000
-------------------------------------------------------------------
Total Repurchase Agreements                          $  601,600,000
-------------------------------------------------------------------
Total Investments                                    $1,230,446,987/(b)/
===================================================================

/(a)/Variable rate security-base index is either Federal Funds, Prime lending rate or one month LIBOR.

/(b)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund

December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Alabama--4.8%
Columbia IDB PCRB for Alabama Power Co. Series 1995 (A-1/VMIG1)
$ 1,500,000          5.00%            01/01/97          $ 1,500,000
Jefferson County MF Hsg. Refunding RB for Hickory Knolls Project
   Series 1994  (Amsouth Bank LOC)(P-1)
  4,040,000          4.25             01/07/97            4,040,000
Jefferson County Sewer Revenue Warrants Series 1995 A (Bayerische
   Landesbank Girozentrale LOC)(A-1+/VMIG1)
 18,200,000          4.25             01/07/97           18,200,000
Parrish IDB PCRB for Alabama Power Co. Series 1994 A(A-1+/VMIG1)
  2,150,000          5.00             01/01/97            2,150,000
-------------------------------------------------------------------
                                                        $25,890,000
-------------------------------------------------------------------
Arizona--1.4%
Maricopa County PCRB for Southern California Edison Co.
   Series 1985 C(A-1/P-1)
$ 6,450,000          3.60%            03/12/97          $ 6,450,000
Phoenix IDA MF Hsg. VRDN for Del Mar Terrace Apartments (Bank of
   America LOC)(MIG1)
  1,300,000          4.15             01/07/97            1,300,000
-------------------------------------------------------------------
                                                        $ 7,750,000
-------------------------------------------------------------------
Arkansas--0.8%
Crossett City PCRB for Georgia Pacific Corp. Series 1991(Suntrust
   Bank LOC)(A-1/P-1)
$ 4,500,000          4.15%            01/07/97          $ 4,500,000
-------------------------------------------------------------------
California--5.0%
California RANS Index Series 1996-97 B(SP-1+/MIG1)
$16,000,000          3.47%            01/31/97          $16,000,000
California RANS VRDN Series 1996-97(SP-1+/VMIG1)
  4,300,000          4.00             01/07/97            4,300,000
California School Cash Reserve Program Authority Series 1996
   (MBIA)(MIG1)
  4,500,000          4.50             12/19/97            4,537,690
Los Angeles County TRANS Series 1996-97 A(Credit Suisse/Morgan
   Guaranty/Westdeutsche Landesbank Girozentrale/Bank of America/ Union Bank of Switzerland LOC)(SP-1/MIG1)
  2,080,000          4.50             01/07/97            2,087,107
-------------------------------------------------------------------
                                                        $26,924,797
-------------------------------------------------------------------
Colorado--1.0%
Colorado Health Facilities Authority Series 1992 C(A-1+/VMIG1)
$ 5,500,000          4.15%            01/07/97          $ 5,500,000
-------------------------------------------------------------------
District of Columbia--1.1%
District of Columbia VRDN ACES Series 1988 C (Bayerische
   Landesbank Girozentrale LOC)(A-1/VMIG1)
$ 6,100,000          4.10%            01/07/97          $ 6,100,000
-------------------------------------------------------------------
Florida--4.6%
Dade County Water & Sewer RB Series 1994 (FGIC)(A-1/VMIG1)
$ 3,700,000          4.00%            01/07/97          $ 3,700,000
Florida Local Government Pooled CP Notes (First Union National
   Bank of Florida LOC)(A-1/P-1)
 11,617,735          3.70             01/30/97           11,617,735
Jacksonville PCRB for Florida Power & Light Co. Series 1995
   (A-1+/VMIG1)
    600,000          5.25             01/01/97              600,000
Putnam County Development Authority for Seminole Electric Series
   1984 H VRDN (CFC)(A-1+/P-1)
  9,100,000          4.15             01/07/97            9,100,000
-------------------------------------------------------------------
                                                        $25,017,735
-------------------------------------------------------------------
Georgia--6.8%
Bartow County PCRB for Georgia Power Co. Series 1996(VMIG1)
$ 5,800,000          5.25%            01/01/97          $ 5,800,000
Burke County PCRB for Georgia Power Co. Second Series 1995
   (A-1/VMIG1)
    800,000          5.00             01/01/97              800,000
Burke County PCRB for Georgia Power Co. Series 1994(VMIG1)
  3,800,000          5.00             01/01/97            3,800,000
Burke County PCRB for Georgia Power Co. Series 1995(A+/VMIG1)
  3,400,000          5.00             01/01/97            3,400,000
  6,300,000          5.25             01/01/97            6,300,000
Floyd County PCRB for Georgia Power Co. Series 1996(A-1/VMIG1)
  3,000,000          5.00             01/01/97            3,000,000
Monroe County Development Authority for Georgia Power Scherer
   Project Series 1995(A-1/VMIG1)
  3,300,000          5.00             01/01/97            3,300,000
Municipal Electric Authority of Georgia Subordinate General
   Resolution Series 1985 B(Credit Suisse/Morgan Guaranty/Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  4,575,000          3.55             03/06/97            4,575,000
  6,000,000          3.55             04/10/97            6,000,000
-------------------------------------------------------------------
                                                        $36,975,000
-------------------------------------------------------------------
Hawaii--0.7%
Hawaii Housing Finance and Development Authority MF Hsg.VRDN
   Series 1985 A(FHLB LOC)(A-1+)
$ 4,000,000          3.00%            01/07/97          $ 4,000,000
-------------------------------------------------------------------
-------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
---------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Illinois--8.3%
Illinois Health Facilities Authority VRDN for Elmhurst Memorial
   Hospital Series 1993 B(VMIG1)
$ 8,900,000          5.30%            01/01/97          $ 8,900,000
Illinois Health Facilities Authority VRDN for Evangelical
   Hospitals Corp. Series 1985 A (First National Bank of Chicago
   LOC)(VMIG1)
  2,600,000          4.10             01/07/97            2,600,000
Illinois Health Facilities Authority VRDN for Healthcorp
   Affiliates Projects Series 1985 A (Northern Trust Company
   LOC)(VMIG1)
  2,700,000          4.15             01/07/97            2,700,000
Illinois Health Facilities Authority VRDN RB for Northwest
   Community Hospital Series 1995 (A-1+/VMIG1)
  5,000,000          4.20             01/01/97            5,000,000
Illinois Health Facilities Authority VRDN for Resurrection
   Healthcare(VMIG1)
  6,000,000          5.00             01/01/97            6,000,000
Illinois Health Facilities Authority VRDN Series 1985 C and D
   Revolving Fund Pooled Finance Program (First National Bank of Chicago LOC)(A-1/VMIG1)
 16,700,000          4.15             01/07/97           16,700,000
Sauget PCRB VRDN for Monsanto Series 1992(P-1)
  1,000,000          4.20             01/07/97            1,000,000
Sauget PCRB VRDN for Monsanto Series 1993(P-1)
  1,900,000          4.20             01/07/97            1,900,000
-------------------------------------------------------------------
                                                        $44,800,000
-------------------------------------------------------------------
Indiana--5.1%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital
   Series 1985 B (Bank of America LOC)(VMIG1)
$ 8,100,000          4.15%            01/07/97          $ 8,100,000
Indiana Hospital Equipment Financing Authority VRDN Series 1985 A
   (MBIA)(A-1/VMIG1)
  2,500,000          4.20             01/07/97            2,500,000
Jasper County PCRB for Nipsco Series 1994 A and C(A-1+/VMIG1)
  9,300,000          5.10             01/01/97            9,300,000
Warrick County PCRB for Aluminum Company of America Series
   1992(A-1)
  7,475,000          4.15%            01/07/97            7,475,000
-------------------------------------------------------------------
                                                        $27,375,000
-------------------------------------------------------------------
Iowa--2.0%
Chillicothe PCRB for Midwest Power Systems Series 1993 A
   (A-1/VMIG1)
$ 3,700,000          4.15%            01/07/97          $ 3,700,000
Muscatine County VRDN for Monsanto Corp. Series 1992(P-1)
  7,200,000          4.20             01/07/97            7,200,000
-------------------------------------------------------------------
                                                        $10,900,000
-------------------------------------------------------------------
Kentucky--0.6%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series
   1993 A(A-1)
$ 3,000,000          4.20%            01/07/97          $ 3,000,000
-------------------------------------------------------------------
Maryland--2.1%
Anne Arundel County RB for Baltimore Gas & Electric Series 1985
   (A-1/VMIG1)
$ 1,000,000          3.65%            03/10/97          $ 1,000,000
  5,380,000          3.60             03/13/97            5,380,000
Baltimore County PCRB for Baltimore Gas & Electric Series 1985
   (A-1/VMIG1)
  5,000,000          3.70             01/15/97            5,000,000
-------------------------------------------------------------------
                                                        $11,380,000
-------------------------------------------------------------------
Massachusetts--0.7%
Massachusetts Bay Transportation Authority Series 1996 A Notes
   (SP-1/MIG2)
$ 4,000,000          3.75%            02/28/97          $ 4,002,951
-------------------------------------------------------------------
Michigan--1.0%
Michigan Job Development Authority VRDN for Mazda Motor
   Manufacturing Series 1985 (Sumitomo Bank)(VMIG1)
$ 1,400,000          4.25%            01/07/97          $ 1,400,000
Michigan State Strategic Fund Ltd. RB for Dow Chemical Series 1994
   (A-1/P-1)
  4,200,000          5.10             01/01/97            4,200,000
-------------------------------------------------------------------
                                                        $ 5,600,000
-------------------------------------------------------------------
Minnesota--1.9%
Minnesota State Higher Education Facility VRDN for Carleton
   College Series 3-L2(VMIG1)
$ 6,000,000          4.11%            01/07/97          $ 6,000,000
Port Authority of St. Paul VRDN for Weyerhauser Project Series 1993
   (A-1)
  4,000,000          4.21             01/07/97            4,000,000
-------------------------------------------------------------------
                                                        $10,000,000
-------------------------------------------------------------------

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Mississippi--0.6%
Grenada County Refunding RB VRDN for Georgia Pacific Corp. Series
   1994 (Sumitomo Bank LOC)(A1/P-1)
$ 1,000,000          4.30%            01/07/97          $ 1,000,000
Jackson County PCRB for Chevron USA, Inc. Series 1992(VMIG1)
  2,000,000          5.00             01/01/97            2,000,000
-------------------------------------------------------------------
                                                        $ 3,000,000
-------------------------------------------------------------------
Missouri--1.1%
Missouri Health & Educational Facility Authority VRDN for SSM
   Health Care Series 1995 B (MBIA)(AAA)
$ 4,500,000          4.10%            01/07/97          $ 4,500,000
Missouri State Environmental Improvement & Energy Resources
   Authority VRDN for Monsanto Corp. Series 1993(P-1)
  1,500,000          4.20             01/07/97            1,500,000
-------------------------------------------------------------------
                                                        $ 6,000,000
-------------------------------------------------------------------
New Jersey--3.1%
State of New Jersey TRANS Series 1997 A(A-1+/P-1)
$17,000,000          3.50%            03/11/97          $17,000,000
-------------------------------------------------------------------
New Mexico--0.9%
Albuquerque RB for Sisters of Charity Series 1992(A-1+/VMIG1)
$ 5,000,000          4.15%            01/07/97          $ 5,000,000
-------------------------------------------------------------------
New York--9.5%
Great Neck North Water Authority Water System RB Series 1993 A
   (FGIC)(A-1+/VMIG1)
$ 3,400,000          4.00%            01/07/97          $ 3,400,000
New York City GO Series 1994 B (Morgan Guaranty LOC)(A-1/VMIG1)
  2,800,000          4.50             01/01/97            2,800,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 26,000,000          4.50             04/15/97           26,060,135
New York City Municipal Water Finance Authority CP Notes Series 3
   (Toronto Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  7,500,000          3.50             03/11/97            7,500,000
New York City Municipal Water Finance Authority RB Series 1995 A
   (FGIC)(A-1+/VMIG1)
  2,900,000          4.70             01/01/97            2,900,000
New York State Local Government VRDN Series 1995 C (Landesbank
   Hessen-Thueringen Girozentrale LOC)(A-1+/VMIG1)
  3,900,000          4.00             01/07/97            3,900,000
New York State Local Government VRDN Series 1995 G (National
   Westminster Bank LOC)(A-1+/MIG1)
  4,550,000          3.85             01/07/97            4,550,000
-------------------------------------------------------------------
                                                        $51,110,135
-------------------------------------------------------------------
North Carolina--6.8%
Rockingham County PCRB for Philip Morris Company Series
   1992(A-1/P-1)
$ 7,700,000          4.15%            01/07/97          $ 7,700,000
Wake County PCRB for Carolina Power & Light Series 1990 A (Fuji
   Bank LOC)(A-2/P-1)
 18,870,000          3.55             02/10/97           18,870,000
Wake County PCRB for Carolina Power & Light Series 1990 B (Fuji
   Bank LOC)(A-2/P-1)
 10,000,000          3.75             02/13/97           10,000,000
-------------------------------------------------------------------
                                                        $36,570,000
-------------------------------------------------------------------
Ohio--2.2%
Columbus Electric System RB Series 1984 (Union Bank of Switzerland
   LOC)(VMIG1)
$12,000,000          3.35%            01/31/97          $12,000,000
-------------------------------------------------------------------
Oregon--1.7%
Portland Public Grain Elevator RB for Columbia Grain, Inc. Series
   1984 (Fuji Bank/Bank of Tokyo LOC)(VMIG1)
$ 9,450,000          4.25%            01/07/97          $ 9,450,000
-------------------------------------------------------------------
Pennsylvania--0.8%
Philadelphia TRANS Series 1996-7 A(SP-1/MIG1)
$ 4,500,000          4.50%            06/30/97          $ 4,511,725
-------------------------------------------------------------------
Puerto Rico--2.3%
Commonwealth of Puerto Rico TRANS Series 1997 A(SP-1+/MIG1)
$12,500,000          4.00%            07/30/97          $12,540,250
-------------------------------------------------------------------
South Carolina--1.1%
York County Floating/Fixed Rate PCRB Pooled Series 1984 N, North
   Carolina Electric Membership Corp. (CFC)(A-1+/MIG1)
$ 5,775,000          4.15%            01/07/97          $ 5,775,000
-------------------------------------------------------------------
Tennessee--0.6%
Blount County PCRB for Aluminum Company of America Series 1992
   (A-1)
$ 2,450,000          4.15%            01/07/97          $ 2,450,000
Bradley County VRDN for Olin Corp. Series 1993 C (Wachovia Bank of
   North Carolina LOC)(A-1+)
    600,000          5.25             01/01/97              600,000
-------------------------------------------------------------------
                                                        $ 3,050,000
-------------------------------------------------------------------

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund   (continued)

December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================

Texas--10.5%
Gulf Coast Waste Disposal Authority PCRB for Monsanto Corp. Series
   1996(P-1)
$ 5,300,000          4.20%            01/07/97          $ 5,300,000
Harris County Hospital RB for Children's Hospital Series 1989
   B-2(VMIG1)
 10,000,000          4.10             01/07/97           10,000,000
Harris County Toll Road Adjustable/Fixed Rate Series 1994 C
   (A-1+/VMIG1)
  1,500,000          4.05             01/07/97            1,500,000
Houston GO Series A(A-1+/P-1)
  5,000,000          3.50             03/12/97            5,000,000
Lower Colorado River Authority CP Notes Series C(A-1/P-1)
  7,000,000          3.50             03/13/97            7,000,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 17,700,000          5.00             01/02/97           17,700,000
State of Texas TRANS Series 1996(SP-1+/MIG1)
 10,000,000          4.75             08/29/97           10,050,571
-------------------------------------------------------------------
                                                        $56,550,571
-------------------------------------------------------------------
Virginia--4.6%
Louisa IDA PCRB for Virginia Electric & Power Series 1984(A-1/P-1)
$ 3,900,000          3.65%            01/24/97          $ 3,900,000
  1,500,000          3.60             01/29/97            1,500,000
  4,000,000          3.60             02/18/97            4,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
  3,500,000          4.10             01/07/97            3,500,000
York County IDA PCRB for Virginia Electric & Power Series 1985
   (A-1/A3)
  9,000,000          3.70             01/14/97            9,000,000
  2,900,000          3.60             02/05/97            2,900,000
-------------------------------------------------------------------
                                                        $24,800,000
-------------------------------------------------------------------
Washington--4.4%
Washington Healthcare Facility Authority VRDN for Sisters of
  Providence Series 1985 B and E(A-1+/VMIG1)
$ 2,900,000          5.00%            01/01/97          $ 2,900,000
Washington Public Power Supply Project Electric RB Series 1993 A-2
   (Bank of America LOC)(A-1/VMIG1)
 20,880,000          4.10             01/07/97           20,880,000
-------------------------------------------------------------------
                                                        $23,780,000
-------------------------------------------------------------------
Wisconsin--1.5%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series
   1994(P-1)
$ 8,000,000          4.60%            01/07/97          $ 8,000,000
-------------------------------------------------------------------
Wyoming--0.3%
Converse County PCRB for Pacificorp. Series 1994(AMBAC)
   (A-1/VMIG1)
$ 1,700,000          5.00%            01/01/97          $ 1,700,000
-------------------------------------------------------------------
Total Investments                                      $540,553,164/(a)/
===================================================================

/(a)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund   (continued)
December 31, 1996

================================================================================
Investment Abbreviations:

ACES    --Adjustable Convertible Extendible
          Securities

AMBAC   --Insured by American Municipal Bond
          Assurance Corp.

CFC     --Unconditionally guaranteed by CFC, Cooperative Finance Corp.

CP      --Commercial Paper

FGIC    --Insured by Financial Guaranty Insurance Co.
FHLB    --Federal Home Loan Bank
GO      --General Obligation
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
IDRB    --Industrial Development Revenue Bond
LOC     --Letter of Credit
MBIA    --Insured by Municipal Bond Investors
          Assurance
MF Hsg. --Multi-Family Housing
PCRB    --Pollution Control Revenue Bond
RANS    --Revenue Anticipation Notes
RB      --Revenue Bond
TRANS   --Tax Revenue Anticipation Notes
VRDN    --Variable Rate Demand Note

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Prime                             Treasury                              Tax-Free
                                              Obligations      Money Market       Obligations        Government        Money Market
                                                 Fund             Fund               Fund               Fund               Fund
                                            =======================================================================================
Assets:
Investments in securities, at value
   based on amortized cost                  $4,373,112,279    $2,964,020,412    $ 3,106,195,212     $1,230,446,987     $540,553,164
Interest receivable                             11,583,246        11,328,488          2,442,834          3,375,926        2,193,518
Cash                                                88,907            53,776             72,630             25,740          160,336
Deferred organization expenses, net                     --            21,473                 --                 --           39,662
Other assets                                       107,980            65,537            181,145            117,177           14,269
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                            4,384,892,412     2,975,489,686      3,108,891,821      1,233,965,830      542,960,949
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Dividends payable                               23,926,806        16,502,413         12,829,625          5,834,710        1,711,051
Accrued expenses and other liabilities             989,400           969,498            919,263            588,231          164,840
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                          24,916,206        17,471,911         13,748,888          6,422,941        1,875,891
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                              4,359,975,116     2,958,016,821      3,095,062,895      1,227,516,405      541,097,917
Accumulated undistributed net realized
   gain (loss) on investments                        1,090               954             80,038             26,484          (12,859)
===================================================================================================================================
     Net assets                             $4,359,976,206    $2,958,017,775     $3,095,142,933    $ 1,227,542,889     $541,085,058
===================================================================================================================================
Net asset value, offering and redemption
   price per share (net assets/shares
   outstanding)                                      $1.00             $1.00              $1.00              $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
FST shares                                   3,901,792,070     2,540,361,007      2,290,967,452        858,743,905      440,850,118
FST Administration shares                      215,900,253       165,764,727        536,903,385        145,103,169       51,661,795
FST Service shares                             115,154,059       234,380,537        220,555,465        223,556,901       19,855,446
FST Preferred shares                           127,128,734        17,510,550         46,636,593            112,430       28,730,558
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest
   outstanding, $0.01 par value
   (unlimited number of shares
   authorized)                               4,359,975,116     2,958,016,821      3,095,062,895      1,227,516,405      541,097,917
===================================================================================================================================




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                  Prime                             Treasury                         Tax-Free
                                               Obligations      Money Market      Obligations        Government    Money Market
                                                  Fund              Fund              Fund              Fund           Fund
                                               ==================================================================================
Investment income:
Interest income                                $273,607,363      $168,464,120      $ 130,875,226     $69,659,598      $19,750,787
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                           3,751,933         2,295,135         1,818,328         961,337          420,548
Account administration fees                       6,503,286         3,978,642         3,152,251       1,667,071          728,870
Custodian fees                                      591,036           401,612           349,064         224,733           31,788
Registration fees                                   143,509           118,595           229,757         143,620           24,284
Trustee fees                                         78,242            51,602            31,550          16,933            9,385
Amortization of deferred organization expenses           --             9,065                --              --           15,626
Other                                               325,076           181,947           184,245          95,419           59,633
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses                              11,393,082         7,036,598         5,765,195       3,109,113        1,290,134
     Less--Expenses reimbursable and fees
       waived by Goldman Sachs                   (2,388,496)       (1,598,929)       (1,400,520)       (800,866)        (302,339)
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                 9,004,586         5,437,669         4,364,675       2,308,247          987,795
     Administration share fees                      527,357           474,043         1,100,814         250,618          128,721
     Service share fees                             541,076           271,936           849,624       1,258,434           91,599
     Preferred share fees                            42,963             2,874            15,097             395           13,155
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses and share fees                 10,115,982         6,186,522         6,330,210       3,817,694        1,221,270
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                           263,491,381       162,277,598       124,545,016      65,841,904       18,529,517
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)  on investment
   transactions                                     105,304           189,110           587,091         136,538           (5,995)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                  $263,596,685      $162,466,708      $125,132,107     $65,978,442      $18,523,522
==================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                               Prime                              Treasury                               Tax-Free
                                            Obligations       Money Market       Obligations         Government        Money Market
                                                Fund             Fund               Fund                Fund               Fund
                                           =========================================================================================
From Operations:
Net investment income                     $    263,491,381    $  162,277,598    $   124,545,016    $   65,841,904    $  18,529,517
Net realized gain (loss) on
   investment transactions                         105,304           189,110            587,091           136,538           (5,995)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase  in net assets
        resulting from operations              263,596,685       162,466,708        125,132,107        65,978,442       18,523,522
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   FST shares                                 (245,389,523)     (149,928,272)       (93,857,124)      (48,867,861)     (15,981,710)
   FST Administration shares                   (10,697,750)       (9,558,151)       (21,870,105)       (5,023,737)      (1,593,538)
   FST Service shares                           (5,164,431)       (2,628,897)        (8,020,699)      (11,930,553)        (522,532)
   FST Preferred shares                         (2,239,677)         (162,278)          (797,088)          (19,753)        (431,737)
Net realized gain on investment transactions
   FST shares                                     (128,847)         (173,838)          (385,734)          (81,682)              --
   FST Administration shares                        (5,617)          (11,082)           (89,882)           (8,397)              --
   FST Service shares                               (2,712)           (3,048)           (32,963)          (19,942)              --
   FST Preferred shares                             (1,177)             (188)            (3,276)              (33)              --
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to
        shareholders                          (263,629,734)     (162,465,754)      (125,056,871)      (65,951,958)     (18,529,517)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares               48,481,127,400    44,257,102,764     20,383,057,696    14,111,648,633    4,669,259,507
Reinvestment of dividends and
   distributions                               126,514,648        91,077,089         45,060,831        21,912,928        6,495,873
Cost of shares repurchased                 (47,756,596,271)  (43,600,991,427)   (19,343,068,853)  (13,746,823,336)  (4,623,830,243)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from share
        transactions                           851,045,777       747,188,426      1,085,049,674       386,738,225       51,925,137
------------------------------------------------------------------------------------------------------------------------------------
     Total increase                            851,012,728       747,189,380      1,085,124,910       386,764,709       51,919,142
Net Assets:
Beginning of year                            3,508,963,478     2,210,828,395      2,010,018,023       840,778,180      489,165,916
------------------------------------------------------------------------------------------------------------------------------------
End of year                               $  4,359,976,206    $2,958,017,775    $ 3,095,142,933    $1,227,542,889    $ 541,085,058
====================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Year Ended December 31, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                              Prime                               Treasury                              Tax-Free
                                           Obligations       Money Market       Obligations         Government        Money Market
                                              Fund               Fund               Fund               Fund               Fund
                                           =========================================================================================
From Operations:
Net investment income                   $     247,196,840  $     136,963,014  $     79,821,378   $     38,042,394   $    13,622,900
Net realized gain (loss) on
   investment transactions                         95,511              7,374           781,869             65,308            (6,864)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from operations             247,292,351        136,970,388        80,603,247         38,107,702        13,616,036
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   FST shares                                (236,894,656)      (130,522,374)      (63,729,881)       (34,713,840)      (12,702,550)
   FST Administration shares                   (7,108,569)        (6,351,769)       (9,995,927)        (2,917,098)         (455,025)
   FST Service shares                          (3,193,615)           (88,871)       (6,095,570)          (411,456)         (465,325)
Net realized gain on investment transactions
   FST shares                                     (55,079)            (9,474)         (612,499)           (59,324)               --
   FST Administration shares                       (4,463)              (504)          (99,062)            (5,878)               --
   FST Service shares                              (1,830)                --           (62,143)              (106)               --
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders     (247,258,212)      (136,972,992)      (80,595,082)       (38,107,702)      (13,622,900)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares              35,913,627,249     33,159,975,346    12,055,344,504      8,904,113,596     3,459,116,162
Reinvestment of dividends and
   distributions                               88,104,801         69,894,471        14,492,584         15,345,902         3,954,598
Cost of shares repurchased                (35,375,137,049)   (31,948,570,256)  (11,181,309,002)    (8,391,284,391)   (3,161,776,879)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from share transactions     626,595,001      1,281,299,561       888,528,086        528,175,107       301,293,881
------------------------------------------------------------------------------------------------------------------------------------
     Total increase                           626,629,140      1,281,296,957       888,536,251        528,175,107       301,287,017
Net Assets:
Beginning of year                           2,882,334,338        929,531,438     1,121,481,772        312,603,073       187,878,899
------------------------------------------------------------------------------------------------------------------------------------
End of year                             $   3,508,963,478  $   2,210,828,395  $  2,010,018,023   $    840,778,180   $   489,165,916
====================================================================================================================================
Summary of Share Transactions (at $1.00 per share):
FST Shares:
   Shares sold                             34,469,057,699     31,539,337,948     8,859,672,375      8,279,786,329     3,135,487,639
   Reinvestment of dividends and
      distributions                            85,898,572         66,409,325        11,189,134         14,336,357         3,262,842
   Shares repurchased                     (34,034,050,903)   (30,399,518,678)   (8,241,356,158)    (7,808,586,957)   (2,873,945,734)
------------------------------------------------------------------------------------------------------------------------------------
                                              520,905,368      1,206,228,595       629,505,351        485,535,729       264,804,747
------------------------------------------------------------------------------------------------------------------------------------
FST Administration shares:
   Shares sold                                721,501,944      1,608,362,145     1,309,118,844        331,435,289       110,334,205
   Reinvestment of dividends and
      distributions                               761,953          3,443,404           845,389            785,525           320,945
   Shares repurchased                        (640,480,667)    (1,540,953,481)   (1,108,896,222)      (304,089,584)      (91,758,941)
------------------------------------------------------------------------------------------------------------------------------------
                                               81,783,230         70,852,068       201,068,011         28,131,230        18,896,209
------------------------------------------------------------------------------------------------------------------------------------
FST Service shares:
   Shares sold                                723,067,606         12,275,253     1,886,553,285        292,891,978       213,294,318
   Reinvestment of dividends and
      distributions                             1,444,276             41,742         2,458,061            224,020           370,811
   Shares repurchased                        (700,605,479)        (8,098,097)   (1,831,056,622)      (278,607,850)     (196,072,204)
------------------------------------------------------------------------------------------------------------------------------------
                                               23,906,403          4,218,898        57,954,724         14,508,148        17,592,925
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares                        626,595,001      1,281,299,561       888,528,086        528,175,107       301,293,881
====================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996


--------------------------------------------------------------------------------
1.  Organization
Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Government, Tax-Free Money Market , Municipal Money Market (inactive) and Money Market Plus (inactive). The Financial Square Funds offer four classes of shares:
FST shares, FST Administration shares, FST Service shares and FST Preferred shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation--
--------------------------
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.  Interest Income--
---------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C.  Federal Taxes--
-------------------
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
    At December 31, 1996, the Funds' tax year end, the Tax-Free Money Market Fund had approximately $13,000 of capital loss carryforward for U.S. Federal tax purposes. This capital loss carryforward expires in the year 2004.

D.  Deferred Organization Expenses--
------------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E.  Expenses--
--------------
Expenses incurred by the Funds that do not specifically relate to an individual fund are allocated to the Funds based on each Fund's relative average net assets for the period.
    Shareholders of FST Administration, FST Service and FST Preferred shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) that are directly attributable to such shares.

3.  Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, GSAM, subject to general

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996


--------------------------------------------------------------------------------
supervision of the Trust's Board of Trustees, manages the portfolios of the Funds. As compensation for the services rendered under the Investment Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .075% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
    Until further notice, GSAM has voluntarily agreed to limit certain of each of the Fund's expenses (excluding advisory fees, account administration fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of that Fund's average daily net assets. These amounts are included in "Other assets" in the accompanying Statements of Assets and Liabilities.
    GSAM also serves as administrator pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers each Fund's business affairs, including providing facilities and transfer agency services. As compensation for the services rendered under the Administration Agreement, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .13% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
    Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no fee. The following chart outlines the waivers and reimbursements for the year ended December 31, 1996 and amounts owed to affiliates and due from GSAM at December 31, 1996 (in thousands):

----------------------------------------------------------------------
                   Adviser   Expense             Amounts   Amounts
                     Fee    Reimburs-            due to    due from
Fund               Waived    ements     Total     GSAM      GSAM
---------------------------------------------------------------------
Prime
  Obligations
  Fund             $1,751     $637     $2,388     $777       $108
---------------------------------------------------------------------
Money
  Market
  Fund              1,142      457      1,599      552         65
---------------------------------------------------------------------
Treasury
  Obligations
  Fund                848      553      1,401      419        155
---------------------------------------------------------------------
Government
  Fund                449      352        801      197        117
---------------------------------------------------------------------
Tax-Free
  Money
  Market
  Fund                217       85        302       86         13
---------------------------------------------------------------------

4.  Administration, Service and Preferred Plans
The Funds have adopted Administration, Service and Preferred Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration, Service and Preferred Plans provide for compensation to the service organizations in an amount up to .25% , .50% and
 .10% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5.    Line of Credit Facility
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1996, the Funds did not have any borrowings under this facility.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
6. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

7. Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
   At December 31, 1996, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $297,900,000, $205,200,000, $1,419,100,000 and $351,600,000 in principal amount, respectively.
At December 31, 1996, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

--------------------------------------------------------------------------
Principal             Interest        Maturity                 Amortized
Amount                  Rate            Date                      Cost
--------------------------------------------------------------------------

Repurchase Agreements
BT Securities Corp., dated 12/31/96, repurchase price $200,061,111 (U.S.
   Treasury Notes: $154,133,720, 5.75%-6.38%, 08/31/97-04/30/01; U.S.
   Treasury Bills: $48,126,398, 06/12/97)
$ 200,000,000           5.50%          01/02/97             $  200,000,000

Chase Securities, Inc., dated 12/31/96, repurchase price $1,000,369,444
   (U.S. Treasury Notes: $1,020,003,399, 5.00%-9.13%, 11/15/97-5/31/99)
1,000,000,000           6.65           01/02/97              1,000,000,000

Citicorp. Securities, Inc., dated 12/31/96, repurchase price $100,034,722
   (U.S. Treasury Notes: $101,974,154, 5.88%-7.50%, 03/31/98-11/15/01)
100,000,000             6.25           01/02/97                100,000,000

Morgan Stanley & Co., dated 12/31/96, repurchase price $1,200,450,000
   (U.S. Treasury Notes: $954,150,236, 6.00%-6.25%, 07/31/98-09/30/98;
   U.S. Treasury Bills: $270,396,330, 01/23/97-10/16/97)
1,200,000,000           6.75           01/02/97              1,200,000,000

Swiss Bank Corp., dated 12/31/96, repurchase price $140,846,933 (U.S.
   Treasury Notes: $129,531,177, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
   Treasury Bills: $14,639,156, 01/30/97-06/26/97)
140,800,000             6.00           01/02/97                140,800,000

Swiss Bank Corp., dated 12/31/96, repurchase price $400,150,000 (U.S.
   Treasury Notes: $367,986,300, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
   Treasury Bills: $41,588,512, 01/30/97-06/26/97)
400,000,000             6.75           01/02/97                400,000,000
--------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                    $3,040,800,000
==========================================================================

8.  Other Matters
Pursuant to an SEC exemptive order, each taxable Fund may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements   (continued)
December 31, 1996

--------------------------------------------------------------------------------
9.  Summary of Share Transactions
Share activity for the year ended December 31, 1996 is as follows:

                                                                                                                      Tax-Free
                                   Prime Obligations     Money Market         Treasury            Government        Money Market
                                         Fund               Fund          Obligations Fund           Fund               Fund
                                   ------------------------------------------------------------------------------------------------
FST Shares:
Shares sold                         44,941,258,260      41,611,799,874      15,303,462,361      11,674,849,553      4,186,677,890
Reinvestment of dividends and
   distributions                       120,569,689          84,724,371          33,617,264          19,640,980          4,879,667
Shares repurchased                 (44,455,790,432)    (41,225,360,339)    (14,633,812,470)    (11,579,631,835)    (4,199,081,918)
                                   ------------------------------------------------------------------------------------------------
                                       606,037,517         471,163,906         703,267,155         114,858,698         (7,524,361)

FST Administration Shares:
Shares sold                          1,718,885,581       2,097,089,351       2,868,056,191       1,074,614,378        177,906,627
Reinvestment of dividends and
   distributions                         2,721,453           5,879,304           4,640,302           1,055,828            844,377
Shares repurchased                  (1,653,602,695)     (2,074,616,324)     (2,618,986,546)     (1,012,951,862)      (148,027,716)
                                   ------------------------------------------------------------------------------------------------
                                        68,004,339          28,352,331         253,709,947          62,718,344         30,723,288

FST Service Shares:
Shares sold                          1,442,987,405         470,852,368       2,117,230,142       1,353,982,373        239,131,409
Reinvestment of dividends and
   distributions                         3,217,249             397,187           6,330,034           1,208,640            449,321
Shares repurchased                  (1,396,329,467)       (241,087,916)     (2,042,124,197)     (1,146,142,260)      (239,585,078)
                                   ------------------------------------------------------------------------------------------------
                                        49,875,187         230,161,639          81,435,979         209,048,753             (4,348)

FST Preferred Shares:
Shares sold                            377,996,154          77,361,171          94,309,002           8,202,329         65,543,581
Reinvestment of dividends and
   distributions                             6,257              76,227             473,231               7,480            322,508
Shares repurchased                    (250,873,677)        (59,926,848)        (48,145,640)         (8,097,379)       (37,135,531)
                                   ------------------------------------------------------------------------------------------------
                                       127,128,734          17,510,550          46,636,593             112,430         28,730,558
                                   ------------------------------------------------------------------------------------------------
Net increase in shares                 851,045,777         747,188,426       1,085,049,674         386,738,225         51,925,137
                                   ================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
--------------------------------------------------------------------------------

                                                   Income from investment operations
                                                --------------------------------------
                                                                                                                       Ratio of net
                                 Net asset              Net realized     Total                     Net asset           expenses to
                                 value at      Net         gain        income from   Distributions value at              average
                                 beginning  investment  on investment  investment        to           end      Total       net
                                 of period    income     transactions   operations   shareholders   of period return(a)   assets
                                 ---------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00     $0.0529   $--            $0.0529      $(0.0529)       $1.00      5.41%      0.18%
1996-FST Preferred shares/(c)/...     1.00      0.0346    --             0.0346       (0.0346)        1.00      5.28/(b)/  0.28/(b)/
1996-FST Administration shares ..     1.00      0.0506    --             0.0506       (0.0506)        1.00      5.14       0.43
1996-FST Service shares .........     1.00      0.0478    --             0.0478       (0.0478)        1.00      4.88       0.68

1995-FST shares .................     1.00      0.0586    --             0.0586       (0.0586)        1.00      6.02       0.18
1995-FST Administration shares ..     1.00      0.0559    --             0.0559       (0.0559)        1.00      5.75       0.43
1995-FST Service shares .........     1.00      0.0533    --             0.0533       (0.0533)        1.00      5.49       0.68

For the Period Ended December 31,
---------------------------------

1994-FST shares/(d)/.............     1.00      0.0401    --             0.0401       (0.0401)        1.00      4.38/(b)/  0.18/(b)/
1994-FST Administration shares/(d)/   1.00      0.0383    --             0.0383       (0.0383)        1.00      4.12/(b)/  0.43/(b)/
1994-FST Service shares/(d)/.....     1.00      0.0364    --             0.0364       (0.0364)        1.00      3.86/(b)/  0.68/(b)/

For the Years Ended January 31,
-------------------------------

1994-FST shares .................     1.00      0.0311    0.0002         0.0313       (0.0313)        1.00      3.18       0.17
1994-FST Administration shares ..     1.00      0.0286    0.0002         0.0288       (0.0288)        1.00      2.92       0.42
1994-FST Service shares .........     1.00      0.0261    0.0002         0.0263       (0.0263)        1.00      2.66       0.67

1993-FST shares .................     1.00      0.0360    0.0007         0.0367       (0.0367)        1.00      3.75       0.18
1993-FST Administration shares/(e)/   1.00      0.0068    0.0001         0.0069       (0.0069)        1.00      3.02/(b)/  0.44/(b)/
1993-FST Service shares .........     1.00      0.0301    0.0007         0.0308       (0.0308)        1.00      3.23       0.68

1992-FST shares .................     1.00      0.0572    0.0002         0.0574       (0.0574)        1.00      5.99       0.18
1992-FST Service shares (e)......     1.00      0.0027    --             0.0027       (0.0027)        1.00      4.10/(b)/  0.66/(b)/

For the Period March 8, 1990 (f)
--------------------------------
through January 31,
-------------------

1991-FST shares .................     1.00      0.0727    --             0.0727       (0.0727)        1.00      8.27/(b)/  0.18/(b)/

                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                     ----------------------------
                                             Net                     Ratio of net
                                          assets at    Ratio of       investment
                                             end      expenses to      income to
                                          of period   average net     average net
                                          (in 000's)    assets          assets
                                         ----------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................         $3,901,797      0.23%           5.24%
1996-FST Preferred shares/(c)/...            127,126      0.33/(b)/       5.14/(b)/
1996-FST Administration shares ..            215,898      0.48            5.01
1996-FST Service shares .........            115,154      0.73            4.73

1995-FST shares .................          3,295,791      0.22            5.82
1995-FST Administration shares ..            147,894      0.47            5.55
1995-FST Service shares .........             65,278      0.72            5.29

For the Period Ended December 31,
---------------------------------

1994-FST shares/(d)/.............          2,774,849      0.24/(b)/       4.32/(b)/
1994-FST Administration shares/(d)/           66,113      0.49/(b)/       4.12/(b)/
1994-FST Service shares/(d)/.....             41,372      0.74/(b)/       3.92/(b)/

For the Years Ended January 31,
-------------------------------

1994-FST shares .................          1,831,413      0.25            3.03
1994-FST Administration shares ..             35,250      0.50            2.78
1994-FST Service shares .........             14,001      0.75            2.53

1993-FST shares .................            813,126      0.25            3.53
1993-FST Administration shares/(e)/            1,124      0.52/(b)/       2.88/(b)/
1993-FST Service shares .........                336      0.75            2.94

1992-FST shares .................            917,073      0.27            5.63
1992-FST Service shares/(e)/.....                118      0.74/(b)/       4.02/(b)/

For the Period March 8, 1990/(f)/
---------------------------------
through January 31,
-------------------

1991-FST shares .................            578,495      0.28/(b)/       7.94/(b)/

---------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/Annualized.

/(c)/FST Preferred share activity commenced on May 1, 1996.

/(d)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

/(e)/FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.

/(f)/Commencement of operations.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
--------------------------------------------------------------------------------


                                                   Income from investment operations
                                                   =================================
                                      Net Asset                Net realized       Total                         Net asset
                                       value at       Net          gain        income from     Distributions     value at
                                      beginning   investment   on investment    investment          to             end
                                      of period     income     transactions     operations     shareholders     of period
                                     =========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares .................      $1.00        $0.0533      $0.0001         $0.0534        $(0.0534)        $1.00
1996-FST Preferred shares/(c)/...       1.00         0.0348           --          0.0348         (0.0348)         1.00
1996-FST Administration shares ..       1.00         0.0504       0.0001          0.0505         (0.0505)         1.00
1996-FST Service shares .........       1.00         0.0484           --          0.0484         (0.0484)         1.00

1995-FST shares .................       1.00         0.0589           --          0.0589         (0.0589)         1.00
1995-FST Administration shares ..       1.00         0.0561           --          0.0561         (0.0561)         1.00
1995-FST Service shares/(d)/.....       1.00         0.0231           --          0.0231         (0.0231)         1.00

For the Period Ended December 31,
=================================

1994-FST shares/(d)/.............       1.00         0.0305           --          0.0305         (0.0305)         1.00
1994-FST Administration shares
   /(d)/.........................       1.00         0.0298           --          0.0298         (0.0298)         1.00

                                                                                                       Ratios assuming no
                                                                                                      waiver of fees and no
                                                                                                       expense limitations
                                                                                                  ============================
                                                                  Ratio of net         Net                        Ratio of net
                                                    Ratio of net   investment       assets at       Ratio of      investment
                                                    expenses to    income to          end          expenses to     income to
                                       Total        average net    average net     of period       average net    average net
                                     return/(a)/      assets         assets        (in 000's)        assets         assets
                                    ==========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares..................     5.45%           0.18%         5.33%           $2,540,366      0.23%           5.28%
1996-FST Preferred shares/(c)/...     5.31/(b)/       0.28/(b)/     5.23/(b)/           17,510      0.33/(b)/       5.18/(b)/
1996-FST Administration shares...     5.19            0.43          5.04               165,766      0.48            4.99
1996-FST Service shares..........     4.93            0.68          4.84               234,376      0.73            4.79

1995-FST  shares.................     6.07            0.15          5.89             2,069,197      0.23            5.81
1995-FST Adminstration shares....     5.80            0.40          5.61               137,412      0.48            5.53
1995-FST Services shares/(d)/....     5.41/(b)/       0.65/(b)/     4.93/(b)/            4,219      0.73/(b)/       4.85/(b)/

For the Period Ended December 31,
=================================
1994-FST shares/(d)/.............     4.91/(b)/       0.11/(b)/     4.88/(b)/          862,971      0.25/(b)/       4.74/(b)/
1994-FST Adminstration shares/(d)/    4.65/(b)/       0.36/(b)/     4.82/(b)/           66,560      0.50/(b)/       4.68/(b)/

------------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST, FST Adminstration and FST Service share activity commenced May 18,
     1994, May 20, 1994 and July 14, 1995, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
--------------------------------------------------------------------------------

                                           Income from investment operations
                                         -------------------------------------
                                   Net                      Net          Total
                                  asset                   realized      income                     Net asset
                                 value at      Net       gain (loss)     from      Distributions   value at
                                 beginning  investment   investment   investment        to          end of      Total
                                 of period   income     transactions  operations    unitholders     period     return /(a)/
                                 ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00    $0.0522     $0.0003      $0.0525      $(0.0524)      $1.00        5.35%
1996-FST Preferred shares/(c)/...     1.00     0.0342      0.0001       0.0343       (0.0343)       1.00        5.24/(b)/
1996-FST Administration shares ..     1.00     0.0497      0.0002       0.0499       (0.0498)       1.00        5.09
1996-FST Service shares .........     1.00     0.0472      0.0002       0.0474       (0.0474)       1.00        4.83

1995-FST shares .................     1.00     0.0573      0.0005       0.0578       (0.0578)       1.00        5.96
1995-FST Administration shares ..     1.00     0.0547      0.0005       0.0552       (0.0552)       1.00        5.69
1995-FST Service shares .........     1.00     0.0521      0.0005       0.0526       (0.0526)       1.00        5.43

For the Year Ended December 31,
-------------------------------
1994-FST shares/(d)/.............     1.00     0.0379     (0.0001)      0.0378       (0.0378)       1.00        4.23/(b)/
1994-FST Administration shares
  /(d)/..........................     1.00     0.0388     (0.0001)      0.0387       (0.0387)       1.00        3.97/(b)/
1994-FST Service shares/(d)/.....     1.00     0.0349     (0.0001)      0.0348       (0.0348)       1.00        3.71/(b)/

For the Year Ended December 31,
-------------------------------
1994-FST shares .................     1.00     0.0301      0.0007       0.0308       (0.0307)       1.00        3.11
1994-FST Administration shares ..     1.00     0.0276      0.0006       0.0282       (0.0281)       1.00        2.85
1994-FST Service shares .........     1.00     0.0251      0.0008       0.0259       (0.0256)       1.00        2.60

1993-FST shares .................     1.00     0.0342      0.0012       0.0354       (0.0355)       1.00        3.69
1993-FST Administration shares
  /(e)/..........................     1.00     0.0009          --       0.0009       (0.0009)       1.00        2.83/(b)/
1993-FST Service shares .........     1.00     0.0296      0.0016       0.0312       (0.0309)       1.00        3.17

1992-FST shares .................     1.00     0.0549      0.0015       0.0564       (0.0561)       1.00        5.84
1992-FST Service shares/(e)/.....     1.00     0.0113      0.0006       0.0119       (0.0116)       1.00        4.47/(b)/

For the Period March 8, 1990/(f)/through January 31,
-------------------------------------------
1991-FST shares .................     1.00     0.0600      0.0006       0.0606       (0.0605)       1.00        8.06/(b)/


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ----------------------------
                                                   Ratio of net       Net                         Ratio of net
                                   Ratio of net     investment     assets at     Ratio of net     investment
                                   expenses to      income to         end        expenses to       income to
                                   average net     average net     period of     average net      average net
                                     assets          assets        (in 000's)      assets           assets
                                   ---------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    0.18%           5.22%       $2,291,051         0.24%             5.16%
1996-FST Preferred shares/(c)/...    0.28/(b)/       5.11/(b)/       46,637         0.34/(b)/         5.05/(b)/
1996-FST Administration shares ..    0.43            4.97           536,895         0.49              4.91
1996-FST Service shares .........    0.68            4.72           220,560         0.74              4.66

1995-FST shares .................    0.18            5.73         1,587,715         0.23              5.68
1995-FST Administration shares ..    0.43            5.47           283,186         0.48              5.42
1995-FST Service shares .........    0.68            5.21           139,117         0.73              5.16

For the Period Ended December 31,
-------------------------------
1994-FST shares/(d)/.............    0.18/(b)/       4.13/(b)/      958,196         0.25/(b)/         4.06/(b)/
1994-FST Administration shares
  /(d)/..........................    0.43/(b)/       4.24/(b)/       82,124         0.50/(b)/         4.17/(b)/
1994-FST Service shares/(d)/.....    0.68/(b)/       3.82/(b)/       81,162         0.75/(b)/         3.75/(b)/

For the Years Ended January 31,
-------------------------------
1994-FST shares .................    0.17            3.01           812,420         0.24              2.94
1994-FST Administration shares ..    0.42            2.76            24,485         0.49              2.69
1994-FST Service shares .........    0.67            2.51            35,656         0.74              2.44

1993-FST shares .................    0.18            3.42           776,181         0.26              3.34
1993-FST Administration shares
  /(e)/..........................    0.43/(b)/       2.83/(b)/            1         0.51/(b)/         2.75/(b)/
1993-FST Service shares .........    0.68            2.96             5,155         0.76              2.88

1992-FST shares .................    0.18            5.49           413,171         0.28              5.39
1992-FST Service shares/(e)/.....    0.68/(b)/       3.77/(b)/        3,634         0.78/(b)/         3.67/(b)/

For the Period March 8, 1990/(f)/through January 31,
-----------------------------------
1991-FST shares .................    0.21/(b)/       7.74/(b)/      229,988         0.34/(b)/         7.61/(b)/

----------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
/(e)/FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
/(f)/Commencement of operations.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
--------------------------------------------------------------------------------

                                           Income from investment operations
                                         -------------------------------------
                                   Net                      Net          Total
                                  asset                   realized      income                     Net asset
                                 value at      Net         gain on       from      Distributions   value at
                                 beginning  investment   investment   investment        to          end of      Total
                                 of period   income     transactions  operations    unitholders     period     return /(a)/
                                 ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00    $0.0525     $0.0001       $0.0526      $(0.0526)      $1.00        5.38%
1996-FST Preferred shares/(c)/...     1.00     0.0344      0.0001        0.0345       (0.0345)       1.00        5.26/(b)/
1996-FST Administration shares ..     1.00     0.0501      0.0001        0.0502       (0.0502)       1.00        5.12
1996-FST Service shares .........     1.00     0.0474      0.0001        0.0475       (0.0475)       1.00        4.86

1995-FST shares .................     1.00     0.0581      0.0001        0.0582       (0.0582)       1.00        6.00
1995-FST Administration shares ..     1.00     0.0554      0.0001        0.0555       (0.0555)       1.00        5.74
1995-FST Service shares/(d)/.....     1.00     0.0320          --        0.0320       (0.0320)       1.00        5.40/(b)/

For the Period Ended December 31,
---------------------------------

1994-FST shares/(e)/.............     1.00     0.0424          --        0.0424       (0.0424)       1.00        4.36/(b)/
1994-FST Administration shares
  /(e)/..........................     1.00     0.0426          --        0.0426       (0.0426)       1.00        4.10/(b)/

For the Period Ended January 31,
-------------------------------

1993-FST shares/(d)/.............     1.00     0.0256      0.0001        0.0257       (0.0257)       1.00        3.14/(b)/
1993-FST Administration shares
  /(d)/..........................     1.00     0.0120      0.0001        0.0121       (0.0121)       1.00        2.87/(b)/


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ----------------------------
                                                   Ratio of net       Net                         Ratio of net
                                   Ratio of net     investment     assets at     Ratio of net     investment
                                   expenses to      income to         end        expenses to       income to
                                   average net     average net     period of     average net      average net
                                     assets          assets        (in 000's)      assets           assets
                                   ---------------------------------------------------------------------------

For the Year Ended December 31,
-------------------------------
1996-FST shares .................    0.18%           5.25%          $858,769        0.24%             5.19%
1996-FST Preferred shares/(c)/...    0.28/(b)/       5.14/(b)/           112        0.34/(b)/         5.08/(b)/
1996-FST Administration shares ..    0.43            5.01            145,108        0.49              4.95
1996-FST Service shares .........    0.68            4.74            223,554        0.74              4.68

1995-FST shares .................    0.18            5.81            743,884        0.24              5.75
1995-FST Administration shares ..    0.43            5.54             82,386        0.49              5.48
1995-FST Service shares/(d)/.....    0.68/(b)/       5.08/(b)/        14,508        0.74/(b)/         5.02/(b)/

For the Period Ended December 31,
-------------------------------

1994-FST shares/(e)/.............    0.15/(b)/       4.64/(b)/       258,350        0.25/(b)/         4.54/(b)/
1994-FST Administration shares
  /(e)/..........................    0.40/(b)/       4.67/(b)/        54,253        0.50/(b)/         4.57/(b)/

For the Period Ended January 31,
-------------------------------

1993-FST shares/(d)/.............    0.08/(b)/       3.10/(b)/        44,697         0.59/(b)/         2.59/(b)/
1993-FST Administration shares
  /(d)/..........................    0.35/(b)/       2.85/(b)/        14,126         0.76/(b)/         2.44/(b)/
---------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST share, FST Administration share and FST Service share activity commenced April 6, 1993, September 1, 1993 and May 16, 1995, respectively. /(e)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
--------------------------------------------------------------------------------

                                                 Income from investment operations
                                               =====================================
                                         Net                      Net          Total
                                        asset                   realized      income                     Net asset
                                       value at      Net         gain on       from      Distributions   value at
                                       beginning  investment   investment   investment        to          end of      Total
                                       of period   income     transactions  operations    shareholders     period     return /(a)/
                                       ===========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares ......................   $1.00     $0.0335     --            $0.0335       $(0.0335)      $1.00       3.39%
1996-FST Preferred shares /(c)/.......    1.00      0.0218     --             0.0218        (0.0218)       1.00       3.30/(b)/
1996-FST Administration shares .......    1.00      0.0310     --             0.0310        (0.0310)       1.00       3.13
1996-FST Service shares ..............    1.00      0.0285     --             0.0285        (0.0285)       1.00       2.88

1995-FST shares ......................    1.00      0.0381     --             0.0381        (0.0381)       1.00       3.89
1995-FST Administration shares .......    1.00      0.0354     --             0.0354        (0.0354)       1.00       3.63
1995-FST Service shares ..............    1.00      0.0332     --             0.0332        (0.0332)       1.00       3.38

For the Period Ended December 31,
=================================
1994-FST shares /(d)/.................    1.00      0.0156     --             0.0156        (0.0156)       1.00       3.41/(b)/
1994-FST Administration shares /(d)/..    1.00      0.0136     --             0.0136        (0.0136)       1.00       3.19/(b)/
1994-FST Service shares /(d)/.........    1.00      0.0091     --             0.0091        (0.0091)       1.00       3.11/(b)/

                                                                                           Ratios assuming no
                                                                                          waiver of fees and no
                                                                                           expense limitations
                                                                                       ============================
                                                        Ratio of net       Net                         Ratio of net
                                        Ratio of net     investment     assets at       Ratio of        investment
                                        expenses to      income to        end of      expenses to       income to
                                        average net     average net       period      average net      average net
                                          assets          assets        (in 000's)      assets           assets
                                        ===========================================================================
For the Year Ended December 31,
===============================
1996-FST shares ......................     0.18%          3.35%           $440,838        0.23%             3.30%
1996-FST Preferred shares /(c)/.......     0.28/(b)/      3.26/(b)/         28,731        0.33/(b)/         3.21/(b)/
1996-FST Administration shares .......     0.43           3.10              51,661        0.48              3.05
1996-FST Service shares ..............     0.68           2.85              19,855        0.73              2.80

1995-FST shares ......................     0.14           3.81             448,367        0.24              3.71
1995-FST Administration shares .......     0.39           3.54              20,939        0.49              3.44
1995-FST Service shares ..............     0.64           3.32              19,860        0.74              3.22

For the Period Ended December 31,
=================================
1994-FST shares /(d)/.................     0.07/(b)/      3.42/(b)/        183,570        0.31/(b)/         3.18/(b)/
1994-FST Administration shares /(d)/..     0.32/(b)/      3.25/(b)/          2,042        0.56/(b)/         3.01/(b)/
1994-FST Service shares /(d)/.........     0.57/(b)/      3.32/(b)/          2,267        0.81/(b)/         3.08/(b)/

---------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST share, FST Administration share and FST Service share activity commenced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Money Market Trust--Financial Square Funds:

   We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Money Market Trust--Financial Square Funds (a Massachusetts business trust comprising the Prime Obligations, Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds), including the statements of investments, as of December 31, 1996, and the related statements of operations, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Financial Square Funds as of December 31, 1996, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 10, 1997


-------------------------------------    ---------------------------------------

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                                      29

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                                      30

--------------------------------------------------------------------------------



-------------------------------------  -----------------------------------------







--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust--Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report



--------------------------------------------------------------------------------
Dear Unitholders:

     We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1996. It has been another positive year for ILA in which the Portfolios did well compared with their respective IBC Financial Data, Inc. averages while adhering to their conservative investment guidelines.

1996 in Review: After Easing Early in the Year, the Fed Remained Neutral Amid Moderate Growth and Benign Inflation
     Last year began on a weak note, with the economy still in the doldrums as harsh winter storms and a strike at General Motors continued to restrain growth. Against that backdrop, the Federal Reserve Board (the "Fed") cut the Federal funds rate by 25 basis points to 5.25% in January 1996, following an easing of the same magnitude in December 1995. It soon became evident that the economy had responded and was somewhat healthier than expected, with first-quarter real Gross Domestic Product (GDP) reported at 2.0% annualized. Growth was more dramatic during the second quarter, as industrial activity and automobile and home sales all showed significant improvement, pushing real GDP to 4.7%, its highest rate in two years. That growth rate caused some to expect the Fed to change direction and tighten before year-end. However, the economy subsequently moderated significantly, with third-quarter annualized real GDP retreating to 2.1%, reflecting lackluster consumer spending and a widening U.S. trade deficit. As 1996 drew to a close, moderate economic growth and contained inflation kept the Fed in a neutral mode, despite a very robust stock market.

     Historical Yield Curve (LIBOR)

                           [BAR GRAPH APPEARS HERE]
                            [PLOT POINTS TO COME]
Source: Goldman Sachs Fixed Income Database, reflecting the London Interbank Offered Rate (LIBOR).

The Federal funds rate began the year at 5.50% and ended at 5.25%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1996, the spread between one- and 12-month LIBOR moved to plus 28 basis points.

A Nimble Strategy Contributed to Strong Performance
     Taxable Sector. Structuring money market portfolios successfully during 1996 as the Fed shifted policy from easing to neutral to a bias to tighten required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much easing at the beginning of 1996 or too much tightening by midyear 1996 and then adjusting the portfolios' weighted average maturities and structures were equally important to our strategy.
     During the second and third quarters of 1996, we extended the ILA Portfolios' weighted average maturities as the yield curve steepened in anticipation of a Fed tightening that did not materialize. During the early part of the fourth quarter, market data suggested that growth slowed in the third quarter. Consequently, the market was priced to a more neutral Fed policy. However, year-end financing pressures resulted in investment opportunities maturing in the first quarter of 1997, and the Portfolios closed the year with neutral weighted average maturities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report (continued)



--------------------------------------------------------------------------------
     Tax-Exempt Sector. With tax reform basically a nonissue in 1996, investor interest in the sector revived, causing total assets in the tax-exempt money market fund category to increase by 13%. In contrast, supply was little changed from 1995 levels, making tax-exempts slightly more expensive in 1996. These supply/demand technicals coupled with our fundamental view that short-term rates were likely to rise explains our neutral to short-to-neutral weighted average maturities during the latter part of the year.

Summary for ILA Portfolios Institutional Units* as of December 31, 1996


 ---------------------------------------------------------
                                               Weighted
  Institutional SEC 7-Day SEC 7-Day  30-Day     Average
  Liquid Assets  Current  Effective  Average   Maturity
   Portfolios     Yield     Yield     Yield     (days)
 =========================================================
  Prime
    Obligations   5.12%     5.25%     5.10%       40
 ---------------------------------------------------------
  Money Market    5.20%     5.33%     5.18%       43
 ---------------------------------------------------------
  Government      5.19%     5.32%     5.07%       31
 ---------------------------------------------------------
  Treasury
    Obligations   5.19%     5.32%     5.06%       34
 ---------------------------------------------------------
  Treasury
    Instruments   4.84%     4.95%     4.98%       54
 ---------------------------------------------------------
  Federal         5.15%     5.28%     5.12%       41
 ---------------------------------------------------------
  Tax-Exempt
    Diversified   3.58%     3.64%     3.30%       39
 ---------------------------------------------------------
  Tax-Exempt
    California    3.47%     3.53%     3.11%       34
 ---------------------------------------------------------
  Tax-Exempt
    New York      3.52%     3.58%     3.19%       34
 ---------------------------------------------------------

* ILA offers three separate classes of units (Institutional, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle unitholders to different services. The Administration units and the Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. More complete information, including management fees and expenses, is included in the ILA Portfolios' prospectus or may be obtained by calling the Goldman Sachs Funds at 1-800-621-2550.

Domestic Credit Trends Were Positive, Reflecting a Healthy
Economy and a Strong Market

     Credit trends in 1996 were positive on the whole in the U.S., with steady growth, low inflation, a booming stock market, and technological advances and globalization transforming many industries. The major story of 1996 was the Dow Jones Industrial Average climb of 26%, which, following the 33.5% increase in 1995, added up to a 68% growth rate since 1994.

     The rising stock market supported record levels of mergers and acquisitions. Over $650 billion in mergers, acquisitions and spin-offs were announced in the U.S. in 1996 (up 27% from 1995), with $1.4 trillion announced globally. This trend was spurred on not only by the stock market, but also by deregulation in telecommunications, utilities and broadcasting. Unlike the 1980s, mergers this past year were generally equity-financed and aimed at expanding core businesses, rather than diversifying. Merger and acquisition activity was also utilized to boost earnings growth, since cost-cutting opportunities had been largely exhausted during 1995.

     Banks, which dominated merger activity in 1995, were busy consolidating those mergers in 1996. It is likely that large regional domestic banks will continue making acquisitions in 1997, although this is not expected to affect their credit quality. At the end of the third quarter 1996, 80% of the banking sector had a stable rating outlook.

     Although consumer confidence was buoyed by low unemployment and mild inflation, growing household debt levels led to an all-time high in credit card loan delinquencies and personal bankruptcies. Consequently, financial results in the consumer products, retail, restaurant and entertainment businesses were mediocre at best. Almost all other industries, however, had improved credit quality, with upgrades surpassing downgrades in utilities, energy, healthcare and financial institutions. Many companies used the strength of the stock market to substitute debt capital with equity capital, thereby improving their credit quality.

     Credit quality in the tax-exempt market was steady-to-improving during 1996. Market concerns arising from

--------------------------------------------------------------------------------
the Orange County bankruptcy abated somewhat, although various forms of credit enhancement remained popular, even among high-quality issuers. Reflecting the strong national economy, many states and localities experienced positive financial results, reducing their regular cash flow borrowings.

The Credit Picture Abroad:  Europe Improved,
While Asia Was Generally Stable

     In Europe, developments were driven by the push towards European Monetary Union (EMU), while the key factors in Asia were the fragile Japanese recovery and a sharp downturn in Asian exports. In general, sovereign creditworthiness improved during 1996. This was particularly the case in Europe, where the political will to qualify for EMU produced significant improvements in fiscal policy and debt dynamics, as it sparked more rapid corporate restructuring. French and Italian banks did require close monitoring this year as their problem loans continued, but French bank credit quality stabilized after having suffered broad rating downgrades in 1995. The credit quality of most other European banks was stable, with a few minor downgrades of German and Swiss banks. In Asia, creditworthiness was fairly stable. The notable negative exception was the Japanese financial sector, which remained under pressure from the ongoing weakness of the real estate markets, sluggish economic growth and ongoing deregulation. However, Japan's largest banks have strong fundamentals and will continue to be important and dominant players in the global financial market. Australian credit quality strengthened through improved macroeconomic balances, which provided evidence that Australia's recent boom-and-bust cycles may be over. The weakness of Asian exports did not affect creditworthiness directly; exports should recover this year, and the scare could prompt salutary policy adjustments going forward.

     In 1996, we continued to apply conservative credit standards to our money market portfolios. The Goldman Sachs Credit Department, which has analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to vigilantly monitor global developments in 1997.

Outlook and Strategies for 1997

     Fourth-quarter 1996 GDP was reported at 4.7%, reflecting a stronger economic picture from several sources: a sharp narrowing of the U.S. trade deficit, as well as increases in consumer spending and industrial production. Goldman Sachs' economists expect economic growth to continue at just under 2.0% for the first quarter of 1997 and at approximately 3.0% for the full year. As a result, Goldman Sachs currently believes the Fed is likely to raise short-term interest rates by midyear.

     Consequently, ILA Portfolios will continue to be managed with short-to-neutral average life targets and short, ddered structures to prepare for higher rates ahead.

Extended Trading Hours Improve Service Further

     On November 4, 1996, we extended the trading hours for the Institutional Liquid Assets Federal and Treasury Instruments Portfolios to 3:00 p.m. EST. Many clients have already taken advantage of this additional flexibility.

     In closing, we thank you for your support and for making 1996 a successful year for the ILA Portfolios. We are pleased that many of you have joined our conference calls following each Federal Open Market Committee meeting throughout the year. Our goal is to continue to provide you with competitive performance, as well as a range of value-added services that reflect the breadth and depth of Goldman Sachs' outstanding resources.

Sincerely,


/s/ Kaysie P. Uniacke
Kaysie P. Uniacke
Portfolio Manager
February 7, 1997

Statement of Investments
-----------------------------------------------------------
ILA Prime Obligations Portfolio

December 31, 1996

-----------------------------------------------------------
Principal          Interest     Maturity         Amortized
 Amount             Rate         Date              Cost
===========================================================
Commercial Paper and Corporate Obligations--60.5%
Bank Holding Companies
BankAmerica Corp.
$50,000,000       5.27%         03/21/97     $ 49,421,764
Business Credit Institutions
General Electric Capital Corp.
 20,000,000       5.30          03/26/97       19,752,667
 30,000,000       5.44          04/03/97       29,582,933
JC Penney Funding Corp.
 44,300,000       5.31          01/31/97       44,103,973
Chemicals
Bayer Corp.
 25,000,000       5.33          03/13/97       24,737,201
Commercial Banks
CP Trust Certificates Series 1996
 35,000,000       5.94/(a)/     03/28/97       35,000,000
Life Insurance
Commonwealth Life Insurance Co.
 55,000,000       6.11/(b)/     05/08/97       55,000,000
Pacific Mutual Life Insurance Co.
 25,000,000       5.52/(b)/     02/28/97       25,000,000
Prudential Funding Corp.
 40,000,000       5.42          01/29/97       39,831,378
Motor Vehicles and Equipment
Ford Motor Credit Corp.
 20,000,000       5.50          01/28/97       19,917,500
Hertz Corporation
 25,000,000       5.32          02/04/97       24,874,389
Personal Credit Institutions
Associates Corp.
 50,000,000       5.32          01/29/97       49,793,111
Household Finance Corp.
 50,000,000       5.32          03/12/97       49,482,778
Transamerica Finance Corp.
 20,000,000       5.43          01/29/97       19,915,533
Receivable/Asset Financings
Beta Finance Inc.
  7,000,000       6.11          06/17/97        7,000,000
Delaware Funding Corp.
 30,000,000       5.29          02/20/97       29,779,583
Enterprise Funding Corp.
 10,062,000       5.33          01/21/97       10,032,205
  9,103,000       5.33          01/23/97        9,073,350
International Lease Finance Corp.
  9,000,000       5.29%         03/24/97      $ 8,891,555
 30,000,000       5.32          04/04/97       29,587,700
New Center Asset Trust
 10,000,000       5.52          01/28/97        9,958,600
 10,000,000       5.37          04/04/97        9,861,275
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 40,000,000       5.30          02/13/97       39,746,778
 10,000,000       5.34          03/12/97        9,896,167
C.S. First Boston, Inc.
 15,000,000       5.33          01/22/97       14,953,363
Merrill Lynch & Co., Inc.
 10,000,000       5.45          02/19/97        9,925,819
 40,000,000       5.33          02/26/97       39,668,356
Morgan Stanley Group, Inc.
 10,000,000       5.59          01/28/97        9,958,075
 15,000,000       5.32          02/06/97       14,920,200
 25,000,000       5.79/(a)/     06/27/97       25,000,000
-----------------------------------------------------------
Total Commercial Paper and Corporate
   Obligations                               $764,666,253
-----------------------------------------------------------
Bank Notes--10.7%
Colorado National Bank
$25,000,000       5.59%/(b)/    01/15/97     $ 24,999,810
FCC National Bank
 15,000,000       5.70          05/22/97       14,982,722
 20,000,000       6.00          06/02/97       20,000,808
Huntington National Bank
 25,000,000       6.05          06/13/97       25,014,637
PNC Bank, N.A.
 40,000,000       5.58/(b)/     04/01/97       39,992,313
SMM Trust 1996
 10,000,000       5.69/(b)/     06/20/97       10,000,000
-----------------------------------------------------------
Total Bank Notes                             $134,990,290
-----------------------------------------------------------
U.S. Government Agency Obligations--1.6%
Federal National Mortgage Association
$20,400,000       5.36%         03/12/97     $ 20,187,386
-----------------------------------------------------------
Total U.S. Government Agency Obligations     $ 20,187,386
-----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Prime Obligations Portfolio (continued)
December 31, 1996

-----------------------------------------------------------
Principal          Interest     Maturity         Amortized
 Amount             Rate         Date              Cost
===========================================================
Certificates of Deposit--9.5%
Chase Manhattan Corp.
$ 10,000,000       5.75%         02/03/97    $   10,000,000
  40,000,000       5.42          03/12/97        40,000,000
First Alabama Bank
  20,000,000       5.55          02/28/97        19,999,973
Mellon Bank, N.A.
  40,000,000       5.35          02/19/97        40,000,000
Union Bank of California
  10,000,000       5.58          02/28/97        10,000,000
-----------------------------------------------------------
Total Certificates of Deposit                $  119,999,973
-----------------------------------------------------------
Repurchase Agreements--17.9%
C.S. First Boston Corp., dated 12/31/96, repurchase
   price $50,465,000 (FNMA: $51,588,373, 6.12%-6.23%,
   02/01/32-10/01/32)
$ 50,000,000       5.40%         03/03/97    $   50,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $100,036,111 (U.S. Treasury Bond: $53,861,960,
   11.25%, 02/15/15; FHLB Stripped Security:
   $48,746,508, 06/23/97)
 100,000,000       6.50          01/02/97       100,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $25,213,750 (FNMA: $9,152,917, 7.50%,
   04/01/26; FHLMC: $17,073,692, 7.50%, 11/01/26)
  25,000,000       5.40          02/26/97        25,000,000
Smith Barney, Inc., dated 12/31/96, repurchase price
   $30,257,450 (FHLMC: $31,328,053, 7.00%,
   06/01/26-11/01/26)
  30,000,000       5.42          02/26/97        30,000,000
Joint Repurchase Agreement Account
  21,400,000       6.58          01/02/97        21,400,000
-----------------------------------------------------------
Total Repurchase Agreements                  $  226,400,000
-----------------------------------------------------------
Total Investments                            $1,266,243,902/(c)/
===========================================================

/(a)/Variable rate security-base index is one of the following:
     U.S. Treasury Bill
     One or three month LIBOR
     One month commercial paper
     Federal Funds
     Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio
December 31, 1996



-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
Commercial Paper and Corporate Obligations--48.5%
Business Credit Institutions
General Electric Capital Corp.
$15,000,000      5.44%           04/03/97      $ 14,791,467
Commercial Banks
CP Trust Certificates Series 1996
 20,000,000      5.68/(a)/       03/28/97        20,000,000
Computer Software and Services
Siemens Capital Corp.
 25,000,000      5.32            02/13/97        24,841,139
Foreign Banks
Banca Crt Financial Corp.
 10,000,000      5.35            01/22/97         9,968,792
  5,000,000      5.35            01/31/97         4,977,708
 17,430,000      5.45            03/03/97        17,269,039
  5,400,000      5.42            04/03/97         5,325,204
Generale Bank
 15,000,000      5.35            04/10/97        14,779,313
San Paolo U.S. Finance Co.
 25,000,000      5.36            01/31/97        24,888,333
 15,000,000      5.33            02/13/97        14,904,504
Unifunding, Inc.
 40,000,000      5.45            01/29/97        39,830,444
Home Builders
International Lease Finance Corp.
 40,000,000      5.43            03/07/97        39,607,833
Life Insurance
Commonwealth Life Insurance Co.
 25,000,000      5.64/(b)/       05/08/97        25,000,000
Prudential Funding Corp.
 10,000,000      5.42            01/29/97         9,957,844
Motor Vehicles and Equipment
Daimler Benz Corp., N.A.
 25,000,000      5.35            03/25/97        24,691,631
Ford Motor Credit Co.
 40,000,000      5.32            02/04/97        39,799,022
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 35,000,000      5.30            02/13/97        34,778,431
Merrill Lynch & Co., Inc.
 40,000,000      5.35            02/11/97        39,756,278
Morgan Stanley Group, Inc.
 20,000,000      5.32            02/06/97        19,893,600
 20,000,000      5.53/(a)/       06/27/97        20,000,000
Nomura Holdings
 35,000,000      5.39            01/29/97        34,853,272
-----------------------------------------------------------
Total Commercial Paper and Corporate
   Obligations                                 $479,913,854
-----------------------------------------------------------
Bank Notes--15.1%
Colorado National Bank
$15,000,000      5.59%/(b)/      01/15/97      $ 14,999,886
Dakota Certificates of Standard Credit Card Master Trust
 20,000,000      5.33/(b)/       02/07/97        19,890,439
FCC National Bank, Wilmington
 10,000,000      5.70            05/22/97         9,988,481
First Bank FSB
  5,000,000      5.61/(b)/       04/11/97         4,999,734
First National Bank of Maryland
  5,000,000      5.60/(b)/       09/30/97         4,998,547
Huntington National Bank
  5,000,000      6.05            06/13/97         4,998,229
PNC Bank, N.A.
 10,000,000      5.58/(b)/       04/01/97         9,998,078
 20,000,000      5.40/(b)/       10/01/97        19,988,244
Society National Bank of Cleveland
 25,000,000      5.58/(b)/       05/14/97        24,990,309
SMM Trust 1996
 10,000,000      5.69/(b)/       06/20/97        10,000,000
Southtrust Bank of Alabama, N.A.
 25,000,000      5.54/(b)/       05/15/97        24,995,313
-----------------------------------------------------------
Total Bank Notes                               $149,847,260
-----------------------------------------------------------
Certificates of Deposit--0.5%
Chase Manhattan Corp.
$ 5,000,000      5.75%           02/03/97      $  5,000,000
-----------------------------------------------------------
Total Certificates of Deposit                  $  5,000,000
-----------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar--7.6%
Norinchukin Bank, London
$40,000,000      5.49%           03/18/97      $ 40,000,830
Sanwa Bank Ltd., London
 35,000,000      5.46            03/21/97        35,000,377
-----------------------------------------------------------
Total Certificates of Deposit - Foreign
   Eurodollar                                  $ 75,001,207
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
----------------------------------------------------------
ILA Money Market Portfolio (continued)
December 31, 1996



-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
Certificates of Deposit - Yankeedollar--9.1%
Industrial Bank of Japan, New York
$35,000,000      5.46%           03/19/97      $ 35,000,368
Landesbank Hessen Thuer Gir, New York
 30,000,000      6.03            06/13/97        30,036,531
Sumitomo Bank, Los Angeles
 25,000,000      5.52            02/28/97        24,998,171
-----------------------------------------------------------
Total Certificates of Deposit - Yankeedollar   $ 90,035,070
-----------------------------------------------------------
Taxable Municipal Notes--2.9%
Florida Housing Finance Authority
$28,800,000      5.92%/(b)/      01/01/34      $ 28,800,000
-----------------------------------------------------------
Total Taxable Municipal Notes                  $ 28,800,000
-----------------------------------------------------------
Time Deposit--3.6%
Bank of Tokyo, Mitsubishi Bank Ltd.
$35,000,000      5.50%           05/16/97      $ 35,000,000
-----------------------------------------------------------
Total Time Deposit                             $ 35,000,000
-----------------------------------------------------------
Repurchase Agreements--12.9%
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $50,018,056 (FHLMC: $52,044,149, 7.26%,
   09/17/01)
$50,000,000      6.50%           01/02/97      $ 50,000,000
Joint Repurchase Agreement Account
 77,200,000      6.58            01/02/97        77,200,000
-----------------------------------------------------------
Total Repurchase Agreements                    $127,200,000
-----------------------------------------------------------
Total Investments                              $990,797,391/(c)/
===========================================================
/(a)/Variable rate security-base index is one of the following:
      U.S. Treasury Bill
      One or three  month LIBOR
      One month  commercial  paper
      Federal  Funds
      Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Government Portfolio

December 31, 1996

-----------------------------------------------------------
Principal          Interest      Maturity        Amortized
 Amount             Rate          Date             Cost
===========================================================
U.S. Government Agency Obligations--31.2%

Federal Home Loan Bank

$ 25,000,000       5.35%         01/30/97      $ 24,892,257
  50,000,000       5.40/(a)/     04/04/97        49,988,154
  25,000,000       5.45          11/12/97        24,977,221
  10,000,000       5.42          12/02/97         9,986,619
  25,000,000       5.50/(a)/     12/26/97        24,979,592

Federal National Mortgage Association

  30,000,000       6.50          01/02/97        29,994,583
  15,000,000       4.72/(a)/     01/27/97        14,999,007
  20,000,000       5.41/(a)/     09/29/97        19,992,616
   7,500,000       5.53          10/29/97         7,497,075
  50,000,000       5.40/(a)/     12/03/97        49,968,600
-----------------------------------------------------------
Total U.S. Government Agency Obligations       $257,275,724
-----------------------------------------------------------
U.S. Treasury Obligations--3.0%

United States Treasury Notes

$ 20,000,000       5.63%         06/30/97      $ 19,965,941
   5,000,000       6.00          09/02/97         4,999,214
-----------------------------------------------------------
Total U.S. Treasury Obligations                $ 24,965,155
-----------------------------------------------------------
Repurchase Agreements--66.1%

Bear Stearns Companies, Inc. dated 12/31/96, repurchase
   price $30,011,333 (FNMA: $30,894,721, 8.50%, 09/01/25)
$ 30,000,000      6.80%          01/02/97       $30,000,000

C.S. First Boston Corp., dated 12/11/96, repurchase
   price $30,403,125 (FHLM: $31,559,521, 7.00%, 11/01/26)
  30,000,000      5.38           03/11/97        30,000,000

Daiwa Securities, dated 12/31/96, repurchase price
   $30,011,500 (U.S. Treasury Bill: $30,600,013, 11/13/97)
  30,000,000      6.90           01/02/97        30,000,000

Goldman, Sachs & Co., dated 12/11/96, repurchase price
   $30,403,125 (FNMA: $30,964,228, 6.12%, 10/01/32)
  30,000,000      5.38           03/11/97        30,000,000

JP Morgan Securities, Inc., dated 12/12/96, repurchase
   price $30,403,125 (FNMA: $31,531,603, 8.00%, 06/01/26)
  30,000,000      5.38           03/12/97        30,000,000

Lehman Government Securities, Inc., dated 12/31/96,
   repurchase price $30,011,833 (U.S. Treasury Stripped
   Security: $22,193,561, 11/15/99; U.S. Treasury
   Notes: $8,408,442, 7.75%-8.88%, 2/15/00-2/15/01)
  30,000,000      7.10           01/02/97        30,000,000

Merrill Lynch Government Securities, Inc., dated 12/31/96,
   repurchase price $30,011,833 (FNMA: $30,385,501, 5.28%,
   06/01/24)
  30,000,000      7.10           01/02/97        30,000,000

Repurchase Agreements  (continued)

Nomura Securities International, Inc., dated 12/31/96,
   repurchase price $30,012,500 (FHLM: $30,924,339,
   6.50%-8.00%, 01/01/00-09/01/11)
$ 30,000,000      7.50%          01/02/97      $ 30,000,000

Joint Repurchase Agreement Account
 305,000,000      6.58           01/02/97       305,000,000
-----------------------------------------------------------
Total Repurchase Agreements                    $545,000,000
-----------------------------------------------------------
Total Investments                              $827,240,870/(b)/
===========================================================
/(a)/Variable rate security-base index is one of the following:
     Federal Funds
     Prime lending rate
     One month LIBOR

/(b)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Treasury Obligations Portfolio
December 31, 1996

-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
U.S. Treasury Obligations--9.6%
United States Treasury Notes
$40,000,000      5.63%           06/30/97       $39,932,792
 27,500,000      5.38            12/01/97        27,459,792
 10,000,000      5.25            12/31/97         9,975,384
-----------------------------------------------------------
Total U.S. Treasury Obligations                 $77,367,968
-----------------------------------------------------------
Repurchase Agreements--90.8%
Bear Stearns Companies Inc., dated 12/31/96, repurchase
  price $35,013,125 (U.S. Treasury Note: $35,659,606,
  8.75%, 8/15/00)
$35,000,000      6.75%           01/02/97       $35,000,000

C.S. First Boston Corp., dated 12/13/96, repurchase price
   $30,399,750 (U.S. Treasury Note: $30,748,620, 7.50%,
   11/15/01)
 30,000,000      5.33            03/13/97        30,000,000

CIBC Wood Gundy Securities, dated 12/31/96, repurchase
   price $35,013,028 (U.S. Treasury Bond: $35,702,267,
   8.50%, 02/15/20)
 35,000,000      6.70            01/02/97        35,000,000

Daiwa Securities, dated 12/31/96, repurchase price
   $35,013,417 (U.S. Treasury Bill: $35,700,492, 11/13/97)
 35,000,000      6.90            01/02/97        35,000,000

Goldman, Sachs & Co., dated 12/31/96, repurchase price
   $35,012,833 (U.S. Treasury Note: $35,700,497, 7.25%,
   02/15/98)
 35,000,000      6.60            01/02/97        35,000,000

JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $35,012,833 (U.S. Treasury Note: $35,838,260,
   7.38%, 11/15/97)
 35,000,000      6.60            01/02/97        35,000,000

Lehman Government Securities, Inc., dated 12/31/96,
   repurchase price $35,013,806 (U.S. Treasury Stripped
   Securities: $35,703,063, 02/15/00-11/15/00)
 35,000,000      7.10            01/02/97        35,000,000

Merrill Lynch Government Securities, Inc., dated
   12/31/96, repurchase price $35,012,542 (U.S. Treasury
   Stripped Securities: $35,702,128, 02/15/02-02/15/26)
 35,000,000      6.45            01/02/97        35,000,000

Nomura Securities International, Inc., dated 12/12/96,
   repurchase price $30,400,500 (U.S. Treasury Notes:
   $30,600,339, 5.13%-8.50%, 04/15/97-08/15/01)
 30,000,000      5.34            03/12/97        30,000,000

Sanwa Securities, dated 12/31/96, repurchase price
   $35,013,125 (U.S. Treasury Note: $36,039,356, 8.50%,
   2/15/00)
 35,000,000      6.75            01/02/97        35,000,000

Smith Barney Inc., dated 12/11/96, repurchase price
   $30,400,500 (U.S. Treasury Notes: $28,942,094,
   5.38%-6.88%, 05/15/97-07/31/99; U.S. Treasury Stripped
   Security: $1,658,209, 02/15/00)
 30,000,000      5.34            03/11/97        30,000,000

UBS Securities Inc., dated 12/31/96, repurchase price
   $35,013,368 (U.S. Treasury Note: $35,676,249, 6.00%,
   09/30/98)
 35,000,000      6.88            01/02/97        35,000,000

Joint Repurchase Agreement Account
327,900,000      6.58            01/02/97       327,900,000
-----------------------------------------------------------
Total Repurchase Agreements                    $732,900,000
-----------------------------------------------------------
Total Investments                              $810,267,968/(a)/
===========================================================

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect
the value of investments in that category as a percentage
of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
------------------------------------------------------------
ILA Treasury Instruments Portfolio
December 31, 1996

------------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
============================================================
U.S. Treasury Obligations--99.3%
United States Treasury Bills
$25,000,000       4.72%         01/30/97       $  24,904,944
  5,500,000       4.95          01/30/97           5,478,069
 75,000,000       4.80          02/06/97          74,640,000
 48,600,000       4.83          02/06/97          48,365,262
 14,500,000       4.86          02/06/97          14,429,530
 32,100,000       5.41          02/06/97          31,942,389
 90,000,000       4.95          02/06/97          89,554,500
 75,000,000       4.82          02/13/97          74,568,208
150,000,000       5.03          02/13/97         149,098,792
 10,500,000       4.86          02/27/97          10,419,203
 21,500,000       4.90          02/27/97          21,333,196
 28,400,000       4.94          02/27/97          28,177,865
United States Treasury Notes
 30,000,000       6.25          01/31/97          30,025,345
 50,000,000       7.50          01/31/97          50,097,656
 50,000,000       4.75          02/18/97          49,961,310
312,000,000       6.88          02/28/97         312,866,648
205,000,000       6.63          03/31/97         205,703,323
------------------------------------------------------------
Total U.S. Treasury Obligations               $1,221,566,240
------------------------------------------------------------
Total Investments                             $1,221,566,240/(a)/
============================================================
/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Federal Portfolio

December 31, 1996

------------------------------------------------------------
Principal        Interest       Maturity          Amortized
 Amount           Rate            Date              Cost
============================================================
U.S. Government Agency Obligations--100.3%
Federal Farm Credit Bank
$ 20,515,000     5.36%          01/02/97        $ 20,511,946
  37,635,000     5.58           01/06/97          37,605,833
   2,400,000     5.58           01/07/97           2,397,767
  27,300,000    5.26-5.27       01/13/97          27,252,072
  36,345,000     5.35           01/15/97          36,269,382
  56,000,000     5.37           01/21/97          55,832,933
  42,000,000     5.37           01/23/97          41,862,170
   9,750,000     5.50           01/27/97           9,711,271
  11,490,000     5.48           01/31/97          11,437,529
 212,210,000    5.23-5.41/(a)/  02/03/97         212,075,061
  44,895,000     5.21           02/04/97          44,674,092
  24,000,000     5.33           02/06/97          23,872,080
  20,545,000    5.21-5.33       02/10/97          20,424,201
  10,000,000     5.20           02/14/97           9,936,444
  79,055,000    5.21-5.39       02/18/97          78,494,540
  14,830,000     5.22           02/21/97          14,720,332
  50,635,000    5.21-5.33       02/26/97          50,216,604
  17,000,000     5.21           02/27/97          16,859,764
  16,000,000     5.21           02/28/97          15,865,698
  51,610,000    5.22-5.32       03/03/97          51,423,313
   8,000,000     5.32           03/10/97           7,919,609
   7,180,000     5.21           03/11/97           7,108,302
  50,000,000     5.48/(b)/      03/11/97          49,992,224
   6,200,000     5.21           03/12/97           6,137,191
  20,000,000     5.36           03/25/97          19,752,844
  19,000,000    5.32-5.36       03/26/97          18,762,747
   9,000,000     5.32           03/27/97           8,886,950
  11,000,000     5.32           03/31/97          10,855,325
  17,000,000     5.30           04/01/97          16,774,750
  50,000,000     5.52/(b)/      05/21/97          49,981,445
  50,000,000     5.84           06/18/97          49,958,175
  10,000,000     5.37/(b)/      06/26/97           9,996,868
  50,000,000     5.49/(b)/      08/26/97          49,972,764
  50,000,000     5.36/(b)/      10/02/97          49,959,775
Federal Home Loan Bank
   5,100,000     5.22           01/02/97           5,099,261
  50,000,000     5.38/(b)/      01/03/97          49,999,747
  17,895,000     5.24           01/16/97          17,855,929
  34,900,000     5.23           01/23/97          34,788,562
  25,000,000     5.28           01/28/97          24,901,000
 133,300,000    5.22-5.35       01/30/97         132,733,719
  25,130,000     5.28           01/31/97          25,019,533
 181,845,000    5.21-5.32       02/13/97         180,701,332
  28,750,000    5.21-5.26       02/14/97          28,566,649
 145,815,000     5.20%          02/20/97         144,761,891
  34,300,000     5.31           02/21/97          34,041,978
 125,320,000    5.20-5.21       02/27/97         124,287,275
  27,680,000     5.21           03/06/97          27,423,622
 101,750,000     5.23           03/13/97         100,700,477
  35,000,000     5.35           03/27/97          34,557,882
  50,000,000     5.51/(b)/      03/27/97          49,989,790
  80,000,000     5.35           03/31/97          78,941,889
 100,000,000     5.22/(b)/      04/01/97          99,981,167
  25,000,000     5.84           06/27/97          24,976,809
  50,000,000     5.51/(b)/      08/28/97          49,977,691
  65,000,000     5.50/(b)/      09/26/97          64,962,440
  50,000,000     5.50/(b)/      12/26/97          49,959,182
Student Loan Marketing Association
  75,000,000     5.41           10/02/97          74,972,733
  74,000,000     5.46           11/10/97          73,963,185
Tennessee Valley Authority
  40,000,000     5.21           01/24/97          39,866,856
  47,975,000     5.21           02/05/97          47,731,993
  47,300,000     5.21           02/06/97          47,053,567
  87,385,000    5.20-5.22       02/19/97          86,765,491
  75,000,000     5.17           02/20/97          74,461,458
  75,000,000     5.17           02/21/97          74,450,688
  60,840,000    5.26-5.31       02/25/97          60,347,412
  20,000,000     5.23           03/21/97          19,770,461
 106,885,000     5.28           03/26/97         105,568,177
  75,000,000     5.25           04/09/97          73,928,125
------------------------------------------------------------
Total Investments                             $3,300,609,972/(c)/
============================================================
/(a)/Variable rate security-base index is one of the following:
       U.S. Treasury Bill
       One or three month LIBOR
       Federal Funds
       Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio
December 31, 1996

--------------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
==============================================================
Alabama--6.4%

Columbia IDB PCRB Series 1996 A for Alabama Power Co.
   (VMIG1)
$21,000,000      5.00%          01/01/97      $21,000,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 B
   (A-1/VMIG1)/(c)/
 23,500,000      5.00           01/01/97       23,500,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 C
   (A-1/VMIG1)
  4,600,000      4.65           01/01/97        4,600,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 E
   (A-1/VMIG1)
  4,900,000      5.10           01/01/97        4,900,000
Homewood RB for Samford University (Bank of Nova Scotia
   LOC) (A-1+/VMIG1)
 16,000,000      5.00           01/01/97       16,000,000
Jefferson County Sewer Revenue Warrants Series 1995 A
   (Bayerische Landesbank Girozentrale LOC)(A-1+/P-1)
 19,300,000      4.25           01/07/97       19,300,000
Mobile County IDA PCRB for M&T Chemicals (Bankers Trust
   LOC) (A1)
  3,000,000      4.13           01/01/97        3,000,000
Mobile IDA PCRB for Alabama Power Co. Series
   1993A(A-1/VMIG1)
  8,600,000      4.15           01/01/97        8,600,000
Mobile IDA PCRB for Alabama Power Co. Series
   1994(A-1/VMIG1)
  2,100,000      5.00           01/01/97        2,100,000
-----------------------------------------------------------
                                             $103,000,000
-----------------------------------------------------------
Alaska--0.2%
Valdez Marine Terminal RB for Arco, Inc. Series 1994
   C(A-1/P-1)
$ 2,600,000      3.60%          04/10/97      $ 2,600,000
-----------------------------------------------------------
Arkansas--1.2%
Crossett PCRB for Georgia Pacific Corp. Series 1991
   VRDN
   (Suntrust Bank LOC)(A-1+/AA3)
$ 9,500,000      4.15%          01/07/97      $ 9,500,000
Union County PCRB Series 1988 for Great :Lakes Chemical
   (A-1)
  9,000,000      4.21/(b)/      01/07/97        9,000,000
-----------------------------------------------------------
                                              $18,500,000
-----------------------------------------------------------
California--5.8%
California RANS VRDN Series 1996-97 B(SP-1+/VMIG1)
$ 6,000,000      3.47%          01/31/97      $ 6,000,000
California RANS VRDN Series 1996-97 C1(SP-1+/VMIG1)
 12,000,000      4.00           01/07/97       12,000,000
California Statewide Communities Development Authority
   Refunding RB Series 1995(A-1+)/(c)/
$ 9,300,000      3.90%          01/07/97      $ 9,300,000
California Statewide Communities Development Authority
   Refunding RB Series 1995A-2(A-1+)
  2,500,000      3.90           01/07/97        2,500,000
Los Angeles County MF Hsg. RB(A-1+)
  3,500,000      2.80           01/07/97        3,500,000
Los Angeles County TRANS (Credit Suisse/Morgan Guaranty
   Trust Co./Westdeutsche Landesbank Girozentrale/Bank
   of America/Union Bank of Switzerland
   LOC)(SP-1/VMIG1)
 12,450,000      4.50           06/30/97       12,492,536
Newport Beach VRDN RB Series 1996 A(A-1+)
    600,000      5.15           01/01/97          600,000
State of California RANS Series 1996-97(SP-1+/VMIG1)
 45,800,000      4.05           01/07/97       45,800,000
-----------------------------------------------------------
                                              $92,192,536
-----------------------------------------------------------
Colorado--0.6%
State of Colorado General Fund TRANS Series 1996
   A(SP-1+)
$10,000,000      4.50%          06/27/97      $10,033,630
-----------------------------------------------------------
Connecticut--1.4%
State of Connecticut Development Authority
   PCRB(Deutsche Bank LOC)(A-1+/VMIG1)
$17,400,000      4.15%/(b)/     01/07/97      $17,400,000
State of Connecticut State 2nd Lien VRDN (Commerzbank
   Bank LOC)(A-1+/VMIG1)
  4,800,000      4.00           01/07/97        4,800,000
-----------------------------------------------------------
                                              $22,200,000
-----------------------------------------------------------
District of Columbia--1.1%
District of Columbia VRDN ACES for Georgetown
   University Series 1988 B, C and E (Bayerishe
   Landesbank Girozentrale LOC)
   (A-1+/VMIG1)
$10,900,000      4.10%          01/07/97      $10,900,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN
   (Sumitomo Bank LOC)(VMIG1)
  7,000,000      4.30           01/07/97        7,000,000
-----------------------------------------------------------
                                              $17,900,000
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
===========================================================
Florida--2.8%
Dade County Water & Sewer VRDN Series 1994(A-1+/VMIG1)
$7,475,000       4.00%/(b)/     01/07/97      $ 7,475,000
Florida Local Government Pooled CP Notes (First Union
   National Bank of Florida LOC)(A-1+/P-1)
29,162,000       3.70           01/24/97       29,162,000
7,225,800        3.60           02/18/97        7,225,800
1,800,000        3.50           03/14/97        1,800,000
-----------------------------------------------------------
                                              $45,662,800
-----------------------------------------------------------
Georgia--12.0%
Albany Dougherty PCRB for Philip Morris Co. (A-1/P-1)
$17,000,000      4.15%          01/07/97      $17,000,000
Albany Dougherty PCRB Series 1991 for Georgia Power
   Co.(A-1+)
  2,120,000      4.15           01/07/97        2,120,000
Burke County Development Authority RB(A-1+/VMIG1)
  6,000,000      4.65           01/01/97        6,000,000
 29,055,000      5.00           01/01/97       29,055,000
  3,000,000      4.15           01/07/97        3,000,000
Burke County PCRB for Georgia Power Co.(A-1+/VMIG1)/(c)/
  2,900,000      5.00           01/07/97        2,900,000
 29,850,000      4.00/(b)/      01/07/97       29,850,000
  3,425,000      4.15           01/07/97        3,425,000
  6,000,000      4.15           01/07/97        6,000,000
Burke County PCRB for Georgia Power Co. Series
   1994(VMIG1)
  3,400,000      5.00           01/07/97        3,400,000
Cobb County Institute of Nuclear Operations Inc. VRDN
   for Georgia Power Co. (Suntrust Bank LOC)(Aa3)
  4,295,000      4.15           01/07/97        4,295,000
Cobb County Power Operations Inc. VRDN (Trust Company
   Bank LOC)(AA-)
  2,330,000      4.15           01/07/97        2,330,000
Columbus Hospital Authority RB for St. Francis
   Hospital(VMIG1)
  7,750,000      4.15/(b)/      01/01/97        7,750,000
DeKalb County IDA VRDN for Siemens Energy and
   Automation, Inc.(P-1)
  3,750,000      4.05           01/07/97        3,750,000
Dekalb Private Hospital Authority VRDN for Egleston
   Children's Hospital Series 1994 A (Suntrust Bank
   LOC)(VMIG1)
  1,800,000      4.05           01/07/97        1,800,000
Floyd County PCRB for Georgia Power Co. Series
   1996(A-1/VMIG1)
  5,080,000      5.00           01/07/97        5,080,000
Fulco Hospital Authority Revenue Anticipation
   Certificates Series 1992 (Suntrust Bank LOC)(A-1+)
  4,815,000      4.15%          01/07/97        4,815,000
Georgia Municipal Gas Authority RB(A-1/VMIG1)
 22,200,000      4.00/(b)/      01/07/97       22,200,000
Heard County PCRB for Georgia Power Co. Series
   1996(A-1/VMIG1)
  1,800,000      5.00           01/01/97        1,800,000
Henry County IDA PCRB for Georgia Pacific Corp.
   (Suntrust Bank LOC)(Aa3)
  4,000,000      4.15           01/07/97        4,000,000
Municipal Electric Authority of Georgia Subordinate
   General Resolution Series 1985 B and C (Credit
   Suisse/Morgan Guaranty/Bayerische Landesbank
   Girozentrale LOC)(A-1+/P-1)
 12,650,000      3.55           03/06/97       12,650,000
  8,145,000      3.55           03/11/97        8,145,000
Municipal Electric Authority of Georgia Subordinate
   General Resolution Series 1994 C (Credit
   Suisse/Morgan Guaranty/
   Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  7,000,000      3.50           03/13/97        7,000,000
Savannah Economic Development Authority PCRB VRDN for
   Savannah Electric & Power Co. (A-1/VMIG1)
  4,085,000      4.15           01/07/97        4,085,000
-----------------------------------------------------------
                                             $192,450,000
-----------------------------------------------------------
Hawaii--0.1%
Hawaii Housing Finance and Development Authority VRDN
   (FHLB LOC)(A-1+)
$ 2,200,000      2.80%          01/07/97      $ 2,200,000
-----------------------------------------------------------
Idaho--0.6%
Idaho Health Facilities for Holy Cross Health
   Systems(A-1/VMIG1)
$10,000,000      4.10%          01/07/97      $10,000,000
-----------------------------------------------------------
Illinois--3.2%
Belleville IDA for Weyerhaeuser Company Series
   1993(A-1)
$ 1,800,000      4.21%          01/07/97      $ 1,800,000
Illinois Health Facilities Authority VRDN for Central
   Dupage Hospital (Rabobank Nederland LOC)(VMIG1)
  5,000,000      5.25           01/01/97        5,000,000
Illinois Health Facilities Authority VRDN for
   Resurrection Healthcare(VMIG1)
 15,000,000      5.00           01/01/97       15,000,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1996

-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
============================================================
Illinois  (continued)
Illinois Health Facilities Authority VRDN Series 1985 D Revolving
   Fund Pooled Finance Program (First National Bank of Chicago
   LOC)(A-1/VMIG1)
$16,600,000      4.15%          01/07/97      $  16,600,000
Illinois Health Facility Authority VRDN for Elmhurst Memorial
   Hospital(VMIG1)
    100,000      5.30           01/01/97            100,000
Sauget PCRB VRDN Series 1992(P-1)
  3,300,000      4.20           01/07/97          3,300,000
Sauget PCRB VRDN Series 1993(P-1)
  9,335,000      4.20           01/07/97          9,335,000
-----------------------------------------------------------
                                              $  51,135,000
-----------------------------------------------------------
Indiana--5.1%
Fort Wayne Hospital Authority VRDN Series 1985 C and D (Bank of
   America LOC)(VMIG1)
$ 1,180,000      4.15%          01/07/97      $   1,180,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985
   B, C & D (Fuji Bank LOC)(VMIG1)/(c)/
 16,855,000      4.15           01/07/97         16,855,000
Gary CP Notes for U.S. Steel Corp. (Bank of New York LOC)
   (A-1+/P-1)
 20,000,000      3.55           03/11/97         20,000,000
Indiana Hospital Equipment Financing Authority VRDN
   Series 1985 A (MBIA)(A-1/VMIG1)
 29,490,000      4.20           01/07/97         29,490,000
Jasper County PCRB for Nipsco Series 1994 A(A-1+/VMIG1)
  5,200,000      5.10           01/01/97          5,200,000
Schererville Economic Development VRDN Series 1983 for Avery
  International Corp. Project (Bankers Trust LOC)(Aa2)
  4,000,000      4.13           01/07/97          4,000,000
Warrick County PCRB for Aluminum Company of America Series
  1992(A-1)
  5,000,000      4.15           01/07/97          5,000,000
-----------------------------------------------------------
                                              $  81,725,000
-----------------------------------------------------------
Iowa--1.4%
Muscatine County VRDN for Monsanto Corp.(P-1)
$ 1,000,000      4.20%          01/07/97      $   1,000,000
Salix PCRB VRDN for Midwest Power Systems Inc.(A-1/VMIG1)/(c)/
 21,795,000      4.15           01/07/97         21,795,000
-----------------------------------------------------------
                                              $  22,795,000
-----------------------------------------------------------
Kentucky--1.7%
Calvert VRDN for Air Products and Chemicals Inc. Project(A-1)
$ 1,000,000      4.20%          01/07/97      $   1,000,000
Mason County Variable/Fixed Rate PCRB Pooled for East Kentucky
  Power (CFC)(A-1+/Aa3)
 13,450,000      4.15           01/07/97         13,450,000
Trimble County PCRB for Louisville Gas & Electric Series 1996 A(A-
  1+/VMIG1)
 12,500,000      3.50           03/14/97         12,500,000
-----------------------------------------------------------
                                              $  26,950,000
-----------------------------------------------------------
Louisiana--2.5%
Ascension Parish PCRB for BASF Wyandotte Corp. Series
   1985 (Bank of Tokyo LOC)(P-1)
$ 2,600,000      5.10%          01/01/97      $   2,600,000
Ascension Parish PCRB for Vulcan Materials Co. Series 1996(A-
   1+/VMIG1)
  8,200,000      4.20           01/07/97          8,200,000
Louisiana Public Facilities Authority School Health Care System
   UPDATE Series 1993(A-1+/VMIG1)
  7,700,000      3.60           01/08/97          7,700,000
Parish of Desoto PCRB Series 1991 A (Swiss Bank LOC)(A-1+/VMIG1)
  4,600,000      4.05           01/07/97          4,600,000
Parish of Iberville VRDN for Air Products and Chemicals, Inc.
   Project(A-1)
  6,200,000      4.20           01/07/97          6,200,000
Plaquemines Port RB for Teco Energy, Inc. Series 1985 B(A-1+/P-1)
  2,000,000      3.60           02/13/97          2,000,000
South Louisiana Port Commission RB for Occidental Petroleum Corp.
   Series 1996 (Wachovia Bank LOC)(P-1)
  4,400,000      4.15           01/07/97          4,400,000
West Baton Rouge Parish VRDN for Dow Chemical Co. Series 1991
   (P-1)
  4,000,000      3.55           02/10/97          4,000,000
-----------------------------------------------------------
                                              $  39,700,000
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996
--------------------------------------------------------------------



--------------------------------------------------------------------
Principal            Interest           Maturity           Amortized
 Amount                Rate               Date                Cost
====================================================================
Maryland--0.9%
Baltimore County Consolidated Public Improvement BANS Series
  1995(A-1+/P-1)
$10,000,000          3.55%              02/06/97     $    10,000,000
Frederick GO VRDN (Fuji Bank LOC)(A-1/VMIG1)
  4,800,000          4.25               01/07/97           4,800,000
--------------------------------------------------------------------
                                                     $    14,800,000
--------------------------------------------------------------------
Massachusetts--1.6%
Massachusetts Bay Transportation Authority Series 1996 A Notes
  (SP-1/MIG2)
$11,000,000          3.75%              02/28/97     $    11,008,115
Massachusetts Health & Education Authority RB for Harvard
  University Series I(A-1+/VMIG1)/(c)/
 13,866,000          3.90               01/07/97          13,866,000
--------------------------------------------------------------------
                                                     $    24,874,115
--------------------------------------------------------------------
Michigan--0.7%
Michigan Job Development Authority for Mazda Motor Manufacturing
  VRDN (Sumitomo Bank LOC)(VMIG1)
$11,100,000          4.25%              01/07/97     $    11,100,000
--------------------------------------------------------------------
Minnesota--1.5%
Becker PCRB for Northern States Power Co. Series 1992 A(A-1+)
$ 8,000,000          3.65%              01/16/97     $     8,000,000
  6,000,000          3.55               03/12/97           6,000,000
Becker PCRB for Northern States Power Co. Series 1993 A(A-1/VMIG1)
  4,000,000          3.55               03/12/97           4,000,000
White Bear Lake IDA for Weyerhauser Co. Series 1993(A-1)
  6,800,000          4.21               01/07/97           6,800,000
--------------------------------------------------------------------
                                                     $    24,800,000
--------------------------------------------------------------------
Mississippi--0.6%
Canton IDR for Levi Strauss Co. (Bank of America LOC)(P-1)
$10,000,000          4.15%/(b)/         01/07/97     $    10,000,000
--------------------------------------------------------------------
Missouri--1.8%
Belton RB (Texas Commerce Bank LOC)(P-1)
$ 4,025,000          4.25%              01/07/97     $     4,025,000
Kansas City Cloversett IDA MF Hsg. RB Series 1988 VRDN (Boatmen's
  Bank of Kansas City LOC)(A-1+)
  8,720,000          4.30               01/07/97           8,720,000
Missouri Health & Education Facility Authority VRDN (MBIA)(AAA)
 10,500,000          4.10               01/07/97          10,500,000
State Environmental Improvement and Energy Resources
  Authority RB for Monsanto Corporation (P-1)
$ 5,520,000          4.20%              01/07/97     $     5,520,000
--------------------------------------------------------------------
                                                     $    28,765,000
--------------------------------------------------------------------
Montana--0.3%
Forsyth PCRB for Pacificorp. Series 1988 (Industrial Bank of Japan
  LOC)(A-1/P-1)
$ 3,400,000          4.70%              01/01/97     $     3,400,000
Montana State Board of Investments VRDN Payroll Tax Bonds(VMIG1)
  1,000,000          4.00               01/07/97           1,000,000
--------------------------------------------------------------------
                                                     $     4,400,000
--------------------------------------------------------------------
Nevada--0.2%
Clark County VRDN for Nevada Airport System (MBIA)
  (A-1+/VMIG1)
$ 3,200,000          4.00%              01/07/97     $     3,200,000
--------------------------------------------------------------------
New Jersey--3.3%
New Jersey TRANS Series 1997 A(A-1+/P-1)
$48,000,000          3.50%              03/12/97     $    48,000,000
New Jersey Turnpike Authority RB Series 1991 D (FGIC)(P-1)
  5,600,000          3.75               01/07/97           5,600,000
--------------------------------------------------------------------
                                                     $    53,600,000
--------------------------------------------------------------------
New Mexico--0.2%
Farmington PCRB for Arizona Public Service Series 1994 A (Union
  Bank of Switzerland LOC)(A-1+/P-1)
$ 2,600,000          5.00%              01/01/97     $     2,600,000
--------------------------------------------------------------------
New York--12.1%
New York City GO VRDN Series 1993 B (FGIC)(A-1+/VMIG1)
$ 5,500,000          4.50%              01/01/97     $     5,500,000
New York City GO (MBIA)(VMIG1)
 19,800,000          4.15               01/07/97          19,800,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 60,000,000          4.50               04/15/97          60,137,770
New York City GO Series 1992 D (FGIC)
 20,000,000          3.95               01/07/97          20,000,000
New York City GO Series 1994 (Union Bank of Switzerland
  LOC)(A-1+/VMIG1)
  2,200,000          4.50               01/01/97           2,200,000
New York City GO VRDN (Dai-Ichi Kangyo Bank LOC)(A-1/VMIG1)
  2,600,000          4.50               01/01/97           2,600,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996

--------------------------------------------------------------------
Principal        Interest       Maturity        Amortized
 Amount           Rate           Date             Cost
====================================================================
New York  (continued)
New York City GO VRDN (Norinchukin Bank LOC) (A-1+/VMIG1)
$ 7,000,000      4.50%          01/01/97      $ 7,000,000
New York City Municipal Water Finance Authority CP Notes Series 3
  (Toronto Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  8,900,000      3.50           03/12/97        8,900,000
New York City Municipal Water Finance Authority Series 3 (Toronto
   Dominion Bank/Bank of Nova Scotia
   LOC)(A-1+/P-1)
  3,000,000      3.50           03/11/97        3,000,000
New York State Energy Research & Development Authority PCRB for
  New York State Electric & Gas Series 1994 D (Union Bank of Switzerland LOC)(A-1+/VMIG1)
  8,700,000      4.40           01/01/97        8,700,000
New York State Housing Finance Agency for Normandie Court
  Housing RB Series 1987 A (Fleet Bank LOC)(VMIG1)
    900,000      4.00           01/07/97          900,000
New York State Local Government Assistance Series 1995 B VRDN
  (Bank of Nova Scotia LOC)(A-1+/VMIG1)/(c)/
 19,600,000      4.00           01/07/97       19,600,000
New York State Local Government Series G VRDN (National
  Westminster Bank LOC)(A-1+/VMIG1)
  1,150,000      3.85           01/07/97        1,150,000
New York State Local Government VRDN Series 1995 F (Toronto
  Dominion Bank LOC)(A-1+/VMIG1)/(c)/
 15,000,000      4.00           01/07/97       15,000,000
New York State Triborough Bridge & Tunnel Authority VRDN
  (FGIC)(A-1+/VMIG1)
 19,300,000      4.00           01/07/97       19,300,000
--------------------------------------------------------------------
                                             $193,787,770
--------------------------------------------------------------------
North Carolina--6.0%
North Carolina Eastern Municipal Power Agency RB Series 1988 B
  (Morgan Guaranty/Union Bank of Switzerland LOC)(A-1+)
$ 2,700,000      3.70%          01/16/97      $ 2,700,000
 10,000,000      3.70           01/27/97       10,000,000
Person County PCRB for Carolina Power & Light Series 1992 A
  (A-1/P-1)
  7,000,000      4.25           01/07/97        7,000,000
Rockingham County IDA PCRB for Philip Morris Co.(A-1/P-1)
  3,960,000      4.15           01/07/97        3,960,000

North Carolina  (continued)
Wake County PCRB for Carolina Power & Light Series 1990 A & B (Fuji
Bank LOC)(A-2/P-1)
$ 7,000,000      3.75%          02/06/97      $ 7,000,000
 11,000,000      3.55           02/07/97       11,000,000
 12,100,000      3.55           02/10/97       12,100,000
 12,900,000      3.75           02/14/97       12,900,000
 29,000,000      3.75           02/18/97       29,000,000
-------------------------------------------------------------
                                              $95,660,000
-------------------------------------------------------------
Ohio--2.4%
Cleveland-Cuyahoga County Port Authority VRDN for Rock & Roll
  Hall of Fame (Credit Local de France LOC)(A-1+)
$ 9,000,000      4.05%          01/07/97      $ 9,000,000
Columbus Electric System Series 1994 RB (Union Bank of Switzerland
  LOC)(VMIG1)
 10,620,000      3.35           01/31/97       10,620,000
Franklin County Hospital RB for Holy Cross Health System Series
  1995(A-1/VMIG1)/(c)/
 18,900,000      4.10           01/07/97       18,900,000
-------------------------------------------------------------
                                              $38,520,000
-------------------------------------------------------------
Oregon--1.7%
Lane County PCRB VRDN for Weyerhaeuser Company Series 1994
   (A-1)
$ 6,500,000      4.21%          01/07/97      $ 6,500,000
Portland VRDN for Columbia Grain Inc. Project (Fuji Bank/Bank of
  Tokyo LOC)(VMIG1)
 17,650,000      4.25           01/07/97       17,650,000
State of Oregon Veteran's Welfare Series 73 H VRDN (Morgan
  Guaranty LOC)(A-1+/VMIG1)
  3,400,000      4.00           01/07/97        3,400,000
-------------------------------------------------------------
                                              $27,550,000
-------------------------------------------------------------
Pennsylvania--2.7%
Allegheny County PCRB for U.S. Steel Series 1985 (Commerzbank
  LOC)(A-1+/P-1)
$28,400,000      3.50%          03/13/97      $28,400,000
Allegheny County PCRB for U.S. Steel Series 1986 (Commerzbank
  LOC)(A-1+/P-1)
    700,000      3.50           02/06/97          700,000
Philadelphia TRANS Series 1996-97 A(SP-1/VMIG1)
 14,000,000      4.50           06/30/97       14,036,476
--------------------------------------------------------------
                                              $43,136,476
--------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-------------------------------------------------------------------
Principal        Interest       Maturity        Amortized
 Amount            Rate           Date            Cost
===================================================================
Puerto Rico--2.0%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/VMIG1)
$32,000,000      4.00%          07/30/97    $  32,103,040
-------------------------------------------------------------------
South Carolina--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North
  Carolina Electric Membership Corp. VRDN (CFC)(A-1+/VMIG1)
$11,275,000      4.15%          01/07/97    $  11,275,000
-------------------------------------------------------------------
Texas--11.5%
Brazos Harbor IDA VRDN for Monsanto Co.(P-1)
$ 3,500,000      4.20%          01/07/97      $ 3,500,000
Brazos River Authority PCRB Series 1994 for Monsanto Co.(P-1)
  5,100,000      4.20           01/07/97        5,100,000
Brazos River Authority VRDN for Monsanto Co.(P-1)
  5,300,000      4.20           01/07/97        5,300,000
Brazos River Harbor Authority VRDN for Dow Chemical Corp. Series
  1991(A-1/P-1)
 13,500,000      3.60           01/24/97       13,500,000
Harris County Health Facilities Development Corp. UPDATE Series
  1993(A-1+/VMIG1)
  5,200,000      3.55           01/07/97        5,200,000
  5,200,000      3.50           01/29/97        5,200,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2
  (VMIG1)
  7,900,000      4.10           01/07/97        7,900,000
Harris County Toll Road VRDN Series 1994 C(A-1+/VMIG1)
 23,700,000      4.05           01/07/97       23,700,000
Nueces River IDA PCRB UPDATE for San Miguel Electric Series 1984
  (CFC)(A-1+/VMIG1)
 25,000,000      3.50           02/26/97       25,000,000
 25,700,000      3.50           03/10/97       25,700,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 18,800,000      3.50           03/12/97       18,800,000
State of Texas TRANS Series 1996(SP-1+/VMIG1)/(c)/
 25,000,000      4.75/(b)/      08/29/97       25,193,274
 20,000,000      4.75           08/29/97       20,154,620
-------------------------------------------------------------------
                                            $ 184,247,894
-------------------------------------------------------------------
Utah--0.2%
Salt Lake County PCRB for Service Station/British Petroleum Series
  1994 B(P-1)
$ 2,815,000      5.00%          01/01/97      $ 2,815,000
-------------------------------------------------------------------
Virginia--6.7%
Chesapeake PCRB for Virginia Electric & Power Series
   1985(A-1/P-1)
$22,000,000      3.60%          02/06/97      $22,000,000
Chesterfield County PCRB for Philip Morris Series 1987 A(A-1/P-1)
  5,000,000      3.55           02/06/97        5,000,000
Chesterfield County PCRB for Philip Morris Series 1992(A-1/P-1)
 14,700,000      4.15           01/07/97       14,700,000
Chesterfield County PCRB for Virginia Electric & Power Series 1985
   (A-1/P-1)
  8,000,000      3.60           02/07/97        8,000,000
  5,200,000      3.60           02/12/97        5,200,000
Chesterfield County PCRB for Virginia Electric & Power
   Series 1987 C(A-1/P-1)
  1,000,000      3.60           02/12/97        1,000,000
Louisa PCRB For Virginia Electric & Power Series 1984(A-1/P-1)
  4,000,000      3.60           02/07/97        4,000,000
  4,000,000      3.60           02/13/97        4,000,000
  3,000,000      3.60           02/14/97        3,000,000
Louisa PCRB for Virginia Electric & Power Series 1987(A-1/P-1)
  1,300,000      3.55           02/06/97        1,300,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
 20,400,000      4.10           01/07/97       20,400,000
Spotsylvania IDA for Carlisle Corporation (Suntrust Bank LOC)(AA3)
  6,500,000      4.15/(b)/      01/07/97        6,500,000
York County PCRB for Virginia Electric & Power Series 1985(A-1/P-1)
  9,400,000      3.70           01/14/97        9,400,000
  2,700,000      3.65           03/10/97        2,700,000
-------------------------------------------------------------------
                                            $ 107,200,000
-------------------------------------------------------------------
Washington--4.6%
King County Sewer Revenue BANS Series A(A-1/P-1)
$10,000,000      3.55%          03/10/97      $10,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series
  1992(A-1+)
  1,000,000      4.21           01/07/97        1,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series
  1993(A-1+)
  5,850,000      4.21           01/07/97        5,850,000
Port of Kalama Floating/Fixed Rate for Conagra, Inc. Series 1983
  (Morgan Guaranty Trust LOC)(AAA)
  2,230,000      4.00           01/07/97        2,230,000
Union Gap City IDA VRDN for Weyerhaeuser Project Series 1992(A-1)
  1,600,000      4.21           01/07/97        1,600,000

------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
===========================================================
Washington  (continued)
Washington Health Care Facilities Authority VRDN Series 1996
  (Morgan Guaranty Trust LOC)(VMIG1)
$4,300,000       5.25%          01/01/97      $ 4,300,000
Washington Public Power Supply Project Electric RB Series 1993-1A
  (Bank of America LOC)(A-1+/VMIG1)
10,860,000       4.10           01/07/97       10,860,000
Washington Public Power Supply Project Electric RB Series 1993-2A
  (Bank of America LOC)(A-1/VMIG1)
11,100,000       4.10           01/07/97       11,100,000
Washington Public Power Supply System RB Series 1993-3A
   (Bank of America LOC)(A-1+/VMIG1)
15,000,000       4.10/(b)/      01/07/97       15,000,000
 3,115,000       3.95           01/07/97        3,115,000
 8,200,000       4.10           01/07/97        8,200,000
-----------------------------------------------------------
                                              $73,255,000
-----------------------------------------------------------
Wyoming--1.4%
Pacificorp PCRB VRDN for Sweetwater County Series 1990 A
   (Credit Suisse LOC)(VMIG1)
$16,200,000      4.15%          01/07/97      $16,200,000
Sweetwater County PCRB for Idaho Power Co. Series 1996 C
   (A-1+/VMIG1)
  6,100,000      5.10           01/01/97        6,100,000
-----------------------------------------------------------
                                              $22,300,000
-----------------------------------------------------------
Total Investments                          $1,749,033,261/(a)/
==========================================================


/(a)/The amount stated also represents aggregate cost for federal income tax purposes.
/(b)/When-issued securities.
/(c)/Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


-----------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio

December 31, 1996

------------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
============================================================
California--96.4%
California Health Facilities Authority VRDN for Kaiser Permanente
   Series 1993 A, B & C RB(A-1+/VMIG1)
$ 2,000,000       4.00%          01/07/97       $  2,000,000
California Health Facility Finance Authority RB Series
   1990 A VRDN (Rabobank Nederland LOC)(A-1+/VMIG1)
  8,100,000       4.00           01/07/97          8,100,000
California PCRB for Pacific Gas & Electric (Banque Nationale de Paris
   LOC)(A-1+)
  4,100,000       4.80           01/01/97          4,100,000
California Pollution Control Financing Authority for Southern
   California Edison Adjustable TRB Series 1986 D(A-1/VMIG1)
  1,800,000       4.70           01/01/97          1,800,000
California RANS VRDN Series 1996-97 B(SP-1+/VMIG1)
 10,000,000       3.47           01/31/97         10,000,000
California RANS VRDN Series 1996-97 C1(SP-1+/VMIG1)
 25,500,000       4.01           01/07/97         25,500,000
California School Cash Reserves Program Authority Series 1996 A
   (MBIA)(SP-1/VMIG1)
  9,000,000       4.75           07/02/97          9,040,248
California School Cash Reserves Program Authority Series 1996 B
   (MBIA)(VMIG1)
 10,000,000       4.50           12/19/97         10,083,758
California Statewide Communities Development Authority
   for Kaiser Foundation Hospital 1995 COPS(A-1+/VMIG1)
 16,500,000       4.00           01/07/97         16,500,000
California Statewide Communities Development Authority RB Series
   1995 A (A-1+)
 13,900,000       3.90           01/07/97         13,900,000
California Statewide Communities Development Authority Series
   1995A-1(A-1+)
 14,200,000       3.90           01/07/97         14,200,000
California Statewide Communities Development Authority, Refunding
   RB Series 1995A-2(A-1+)
  5,500,000       3.90           01/07/97          5,500,000
Chula Vista RB Series 1996 A for San Diego Gas & Electric(A-
   1/VMIG1)
 11,200,000       5.10           01/01/97         11,200,000
City of Anaheim Electric RANS Tax Exempt CP
   Notes(A-1+/P-1)
  8,950,000       3.45           01/29/97          8,950,000
City of Fresno MF Hsg. Revenue Refunding Bonds Series 1996 A
   (First Interstate Bank of California LOC)(VMIG1)
  3,315,000       4.15           01/07/97          3,315,000
City of Irwindale IDRB Series 1984 for Toys-R-Us VRDN (Bankers
   Trust LOC)(AA2)
  2,000,000       4.13%          01/07/97          2,000,000
City of Los Angeles VRDN MF Hsg. Museum Terrace-84H (Bank of
   America LOC)(VMIG1)
  3,500,000       4.00           01/07/97          3,500,000
City of Newport Beach Floating/Fixed Rate Health Facilities Memorial
   Hospital Facility VRDN(A-1/VMIG1)
 10,750,000       5.15           01/01/97         10,750,000
City of Newport Beach VRDN RB Series 1996 A(A-1+)
  3,800,000       5.15           01/01/97          3,800,000
City of Newport Beach VRDN RB Series 1996 B(A-1+)
 23,000,000       5.15           01/01/97         23,000,000
City of San Diego VRDN MF Hsg. RB Series 1985 (Bank of
   America LOC)(VMIG1)
 15,700,000       4.05           01/07/97         15,700,000
City of San Diego MF Hsg. for Lacima Apartments VRDN (Citibank
   LOC)(VMIG1)
 13,125,000       4.05           01/07/97         13,125,000
City of San Diego MF Hsg. for Nobel Court Apartments VRDN
   (Citibank LOC)(VMIG1)
 11,555,000       4.05           01/07/97         11,555,000
Contra Costa MF Hsg. for Lakeshore Apartments VRDN(A-1+)
  4,600,000       4.05           01/07/97          4,600,000
East Bay Municipal Utility District California Water & Waste
   (A-1+/P-1)
  4,300,000       3.45           02/27/97          4,300,000
Huntington Beach City Monthly MF Hsg. VRDN Series 1985 A (Bank
   of America LOC)(VMIG1)
  7,500,000       4.00           01/31/97          7,500,000
Kings County Housing Authority MF Hsg. Refunding RB Series 1996 A
   (First Interstate Bank of California LOC)(VMIG1)
  2,500,000       4.15           01/07/97          2,500,000
Los Angeles County Metro Transportation Authority VRDN
   (MBIA)(SP-1+/VMIG1)
  4,595,000       4.00           01/07/97          4,595,000
Los Angeles County Metro Transportation Authority RANS Series 1996
   A(VMIG1)
 10,000,000       4.00           02/27/97         10,013,586
Los Angeles County Metro Transportation CP Notes (National
   Westminster/Union Bank of California/ABN Amro/Canadian
   Imperial Bank of Commerce/Banque Nationale de Paris LOC)
   (A-1+/P-1)
 10,000,000       3.65           01/10/97         10,000,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio (continued)

December 31, 1996

-----------------------------------------------------------
Principal       Interest        Maturity         Amortized
 Amount           Rate            Date             Cost
===========================================================
California  (continued)
Los Angeles County TRANS (Credit Suisse/Morgan Guaranty Trust
   Co./Westdeutsche Landesbank Girozentrale/Bank of
   America/Union Bank of Switzerland LOC)(SP-1+/VMIG1)
$16,400,000      4.50%          06/30/97        $16,456,497
Los Angeles County, VRDN MF Hsg. for Valencia Village Series 1984 C
   (Industrial Bank of Japan Ltd. LOC)(A-1+)
 16,400,000      2.80           01/07/97         16,400,000
Los Angeles Housing Authority MF Hsg. VRDN for Canyon Country
   Villas Series 1985 H (Industrial Bank of Japan Ltd. LOC)(VMIG1)
 19,000,000      2.80           01/07/97         19,000,000
Northern California Power Agency Geothermal Project Number 3
   Adjustable Rate RB Series 1996 A (AMBAC)(A-1+/VMIG1)
  8,500,000      3.85           01/07/97          8,500,000
Orange County Apartment Development RB Issue 1984 C Seaside
  Meadow (Fuji Bank Ltd.)(A-1/VMIG1)
 24,000,000      3.95           01/07/97         24,000,000
Pomona Public Financing Authority VRDN (Sumitomo Bank LOC)
   (SP-1+)
  2,075,000      4.25           01/07/97          2,075,000
Sacramento County 1990 COP Admin-Center Courthouse Project
  VRDN (Union Bank of Switzerland LOC)(A-1+/VMIG1)
    500,000      3.75           01/07/97            500,000
San Bernardino County VRDN-Woodview Apartments Series
   1985 (Bank of America LOC)(VMIG1)
  6,500,000      4.05           01/07/97          6,500,000
San Diego County MF Hsg. for Country Hills VRDN (FNMA)
   (A-1+)
 10,300,000      4.05           01/07/97         10,300,000
San Diego IDB Series 1995 B for San Diego Gas & Electric(A-1/VMIG1)
  1,000,000      3.50           01/23/97          1,000,000
San Leandro MF Hsg. VRDN Series 1985 B- Haas Avenue
   Apartments (Bank of America LOC)(VMIG1)
  3,900,000      4.00           01/07/97          3,900,000
Southern California Metro Water District Series A CP Notes(A-1+/P-1)
  5,400,000      3.50           02/20/97          5,400,000
Southern California Metropolitan Water District Revenue
   Refunding Bonds Series 1996 A (AMBAC)(A-1+/VMIG1)
  4,500,000      4.00           01/07/97          4,500,000
Southern California Public Power Authority 1991 Subordinated
  Revenue Refunding Bonds (AMBAC)(A-1+/VMIG1)
  9,100,000      3.90           01/07/97          9,100,000
Southern California Public Power Authority Power
   Project RB Series 1996 B (AMBAC)(A-1+/VMIG1)
  7,500,000      3.90           01/07/97          7,500,000
Southern California Public Power Authority Power
   Project RB Series 1996 C (AMBAC)(A-1+/VMIG1)
 10,000,000      3.90           01/07/97         10,000,000
Triunfo Sanitation District VRDN Refunding RB Series 1994 (Banque
   Nationale de Paris LOC)(A-1+)
  3,700,000      4.20           01/07/97          3,700,000
Tulare-Porterville Schools Finance Authority COPS (Union Bank of
  California LOC)(VMIG1)
  4,935,000      4.30           01/07/97          4,935,000
-----------------------------------------------------------
                                               $424,894,089
-----------------------------------------------------------
Puerto Rico--3.2%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/VMIG1)
$14,000,000      4.00%          07/30/97        $14,045,081
-----------------------------------------------------------
Total Investments                              $438,939,170/(a)/
===========================================================
/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Tax-Exempt New York Portfolio
December 31, 1996


-----------------------------------------------------------
Principal        Interest        Maturity        Amortized
 Amount            Rate            Date            Cost
===========================================================
New York--94.2%
City of Yonkers IDA RB for Consumers (Industrial Bank
   of Japan LOC)(VMIG1)
$2,700,000       3.90%           01/07/97       $2,700,000
City of Yonkers IDA Series 1991 Civic Facility RB
   (Industrial Bank of Japan LOC)(VMIG1)
 2,900,000       3.90            01/07/97        2,900,000
Great Neck North Water Authority Water System RB Series
   1993 A VRDN (FGIC)(A-1+/VMIG1)
 3,800,000       4.00            01/07/97        3,800,000
IDA Civic Facility RB Cold Spring Harbor Labs Series
   1989 VRDN (Morgan Guaranty Trust LOC)(A-1+)
 2,200,000       4.90            01/01/97        2,200,000
Metropolitan Museum of Art Variable Rate Interest
   Bonds(AA/AA)
 1,500,000       4.00            01/07/97        1,500,000
Metropolitan Transportation Authority Commuter Facility
   VRDN Series 1991 (National Westminster/Morgan
   Guaranty/Industrial Bank of Japan/Sumitomo Bank/J.P.
   Morgan/Bank of Tokyo LOC)(A-1+/VMIG1)
 3,400,000       4.05            01/07/97        3,400,000
Nassau County TANS Series 1996 B(SP-1+)
 3,500,000       4.25            08/29/97        3,515,754
New York City GO Bonds (Sumitomo Bank LOC)(A-1/VMIG1)
   800,000       5.00            01/01/97          800,000
New York City GO Fiscal 1995 Series B-6
   (MBIA)(A-1+/VMIG1)
 3,900,000       5.10            01/01/97        3,900,000
 1,250,000       5.10            01/01/97        1,250,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 4,000,000       4.50            04/15/97        4,009,256
New York City IDA - Civic Facility RB 1989 National
   Audubon Society, Inc. (Swiss Bank Corp. LOC)(A-1+)
 4,000,000       4.80            01/01/97        4,000,000
New York City IDA for Columbia Grammar Prep School VRDN
   (Chemical Bank LOC)(A-1+)
 2,500,000       4.15            01/07/97        2,500,000
New York City Municipal Water Finance Authority CP
   Series 1 (Canadian Imperial Bank of Commerce
   LOC)(P-1)
 6,900,000       3.55            01/16/97        6,900,000
New York City Municipal Water Finance Authority Series
   3 (Toronto Dominion Bank/Bank of Nova Scotia
   LOC)(P-1)
 2,500,000       3.50            03/11/97        2,500,000
New York City Trust for Cultural Resources American
   Museum of Natural History Adjustable Rate TRB VRDN
   (MBIA)(VMIG1)
$3,200,000       3.80%           01/07/97       $3,200,000
New York State Dormitory Authority RB Series 1990 B for
   Cornell University VRDN(VMIG1)
 4,700,000       4.80            01/01/97        4,700,000
New York State Energy Research & Development Authority
   For Long Island Lighting Co. VRDN (Toronto Dominion
   Bank LOC) (A-1+/P-1)
 3,000,000       4.05            01/07/97        3,000,000
New York State Energy Research & Development Authority
   PCRB for New York State Electric & Gas Series 1994 B
   (Union Bank of Switzerland LOC)(A-1+/VMIG1)
 7,800,000       5.00            01/01/97        7,800,000
New York State Energy Research & Development Authority
   PCRB for New York State Electric & Gas Series 1994 D
   (Union Bank of Switzerland LOC)(A-1+/VMIG1)
 3,600,000       4.40            01/01/97        3,600,000
New York State Energy Research & Development Authority
   PCRB for Rochester Gas & Electric Series 1984
   (Credit Suisse LOC)(P-1)
 2,100,000       3.40            01/31/97        2,100,000
New York State Energy Research & Development Authority
   PCRB Series A & B - Central Hudson Gas & Electric
   VRDN (Deutsche Bank LOC)(AA2)
 1,300,000       3.90            01/07/97        1,300,000
New York State Energy Research & Development Authority
   for Orange and Rockland Utilities Series 1995 A VRDN
   (AMBAC)(A-1+/VMIG1)
 5,000,000       3.80            01/07/97        5,000,000
New York State GO BANS Series R(A-1/P-1)
 4,500,000       3.55            02/25/97        4,500,000
New York State GO BANS Series T(A-1/P-1)
 3,500,000       3.55            02/24/97        3,500,000
New York State Housing Finance Agency for Normandie
   Court Housing RB Series 1987 A (Fleet Bank
   LOC)(VMIG1)
 5,100,000       4.00            01/07/97        5,100,000
New York State Local Government Assistance Series 1995
   B VRDN (Bank of Nova Scotia LOC)(A-1+/VMIG1)
 1,700,000       4.00            01/07/97        1,700,000
New York State Local Government Series C VRDN
   (Landesbank Hessen-Thueringen Girozentrale
   LOC)(A-1+/VMIG1)
 7,000,000       4.00            01/07/97        7,000,000

----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Tax-Exempt New York Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest        Maturity        Amortized
 Amount           Rate            Date             Cost
===========================================================
New York (continued)
New York State Local Government Series G VRDN (National
   Westminster Bank LOC)(A-1+/VMIG1)
$700,000         3.85%           01/07/97     $    700,000
New York State Medical Care Facility Financing Agency
   for Children's Hospital of Buffalo RB Series 1991 A
   (Barclays Bank LOC)(VMIG1)
 1,900,000       4.20            01/07/97        1,900,000
New York State Triborough Bridge & Tunnel Authority
   VRDN (FGIC)(A-1+/VMIG1)
 4,700,000       4.00            01/07/97        4,700,000
Oswego County IDA PCRB Series 1992 for Philip
   Morris(A-1/P-1)
 1,000,000       4.15            01/07/97        1,000,000
Syracuse University IDA VRDN (Morgan Guaranty
   LOC)(AA+/A-1 /VMIG1)
 1,200,000       4.80            01/01/97        1,200,000
-----------------------------------------------------------
                                              $107,875,010
-----------------------------------------------------------
Puerto Rico--5.7%
Commonwealth of Puerto Rico RANS Series 1997
   A(SP-1+/VMIG1)
$3,500,000       4.00%           07/30/97     $  3,511,271
Puerto Rico Government Development Bank VRDN (Credit
   Suisse LOC)(A-1/VMIG1)
 1,000,000       3.75            01/07/97        1,000,000
Puerto Rico Medical and Environmental PCRB Series 1983
   A for Key Pharmaceuticals Inc. (Morgan Guaranty LOC)
 2,000,000       3.75            12/01/97        2,000,000
-----------------------------------------------------------
                                              $  6,511,271
-----------------------------------------------------------
Total Investments                             $114,386,281/(a)/
===========================================================
/(a)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


Investment Abbreviations:
ACES         --Adjustable Convertible Extendible
               Securities
AMBAC        --Insured by American Municipal Bond
               Assurance Corp.
BANS         --Bond Anticipation Notes
CFC          --Unconditionally Guaranteed by
               Cooperative Finance Corp.
COPS         --Certificates of Particication
CP           --Commercial Paper
FGIC         --Insured by Financial Guaranty
               Insurance Co.
FNMA         --Federal National Mortgage
               Association
GO           --General Obligation
HFA          --Health Facility Authority
IDA          --Industrial Development Authority
IDB          --Industrial Development Bond
IDR          --Industrial Development Revenue Bond
LOC          --Letter of Credit
MBIA         --Insured by Municipal Bond Investors
               Assurance
MF Hsg.      --Multi-Family Housing
PCRB         --Pollution Control Revenue Bond
RANS         --Revenue Anticipation Notes
RB           --Revenue Bond
TANS         --Tax Anticipation Notes
TECP         --Tax Exempt Commercial Paper
TRANS        --Tax Revenue Anticipation Notes
TRB          --Tender Revenue Bond
UPDATE       --Unit Priced Daily Adjustable
               Tax-Exempt Security
VRDN         --Variable Rate Demand Note

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


-------------------------------------     --------------------------------------







                     [This page intentionally left blank]





--------------------------------------     -------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

                                                                             ILA             ILA
                                                                            Prime           Money             ILA
                                                                          Obligations       Market         Government
                                                                           Portfolio       Portfolio       Portfolio
                                                                          ==============================================
Assets:
Investments in securities, at value based on amortized cost              $1,266,243,902   $ 990,797,391    $ 827,240,879
Interest receivable                                                           3,701,956       3,538,130        1,378,983
Cash                                                                            143,480         128,908          152,717
Other assets                                                                     18,680          33,706           48,509
------------------------------------------------------------------------------------------------------------------------
    Total assets                                                          1,270,108,018     994,498,135      828,821,088
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased                                          --              --               --
Dividends payable                                                             5,999,306       4,784,617        3,427,645
Accrued expenses and other liabilities                                          530,616         513,611          459,492
------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                         6,529,922       5,298,228        3,887,137
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                                           1,263,578,517     989,199,498      824,862,428
Accumulated undistributed net investment income                                      --              --               --
Accumulated undistributed net realized gain (loss) on investment
   transactions                                                                   (421)             409           71,523
------------------------------------------------------------------------------------------------------------------------
    Net assets                                                           $1,263,578,096   $ 989,199,907      824,933,951
========================================================================================================================
Net asset value, offering and redemption price per unit
   (net assets/units outstanding)                                        $         1.00   $        1.00    $        1.00
========================================================================================================================
Units Outstanding:
ILA units                                                                 1,154,745,689     703,096,586      694,604,345
ILA Administration units                                                     23,775,858     257,258,398       36,044,854
ILA Service units                                                            84,710,642      28,844,514       94,213,229
ILA B units                                                                     346,328              --               --
------------------------------------------------------------------------------------------------------------------------
    Total units of beneficial interest outstanding, $.001 par value
       (unlimited number of units authorized)                             1,263,578,517     989,199,498      824,862,428
========================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
      ILA              ILA                              ILA              ILA            ILA
    Treasury         Treasury            ILA         Tax-Exempt       Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal       Diversified      California      New York
    Portfolio        Portfolio        Portfolio       Portfolio        Portfolio      Portfolio
================================================================================================
 $ 810,267,968   $1,221,566,240   $3,300,609,972   $1,749,033,261   $438,939,170    $114,386,281
       532,015       14,004,604        4,477,173        7,404,080      2,433,885         404,538
        99,319          148,266          365,400        1,862,438        599,385          41,299
           775           10,026          125,725            8,601          8,650              --
------------------------------------------------------------------------------------------------
   810,900,077    1,235,729,136    3,305,578,270    1,758,308,380    441,981,090     114,832,118
------------------------------------------------------------------------------------------------

            --               --               --      150,828,428             --              --
     3,404,801        4,597,910       13,642,248        4,524,992      1,168,073         274,842
       428,726          525,543        1,305,746          494,147        194,663          62,795
------------------------------------------------------------------------------------------------
     3,833,527        5,123,453       14,947,994      155,847,567      1,362,736         337,637
------------------------------------------------------------------------------------------------

 $ 807,035,766    1,230,590,333    3,290,699,109    1,602,342,561    440,637,879     114,499,366
            --               --               --          362,642         10,495           1,634

        30,784           15,350          (68,833)        (244,390)       (30,020)         (6,519)
------------------------------------------------------------------------------------------------
 $ 807,066,550   $1,230,605,683   $3,290,630,276   $1,602,460,813   $440,618,354    $114,494,481
================================================================================================

 $        1.00    $        1.00   $         1.00   $         1.00   $       1.00   $        1.00
================================================================================================

   574,608,995      708,990,271    2,303,703,731    1,514,523,522    440,495,857      70,178,026
   108,916,431      137,701,171      794,578,398       59,097,259        142,022      44,321,340
   123,510,340      383,898,891      192,416,980       28,918,372             --              --
            --               --               --               --             --              --
------------------------------------------------------------------------------------------------

   807,035,766    1,230,590,333    3,290,699,109    1,602,539,153    440,637,879     114,499,366
================================================================================================


------------------------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1996

------------------------------------------------------------------------------


                                                                                ILA            ILA
                                                                               Prime          Money           ILA
                                                                             Obligations      Market       Government
                                                                             Portfolio       Portfolio     Portfolio
                                                                             =========================================
Investment income:
Interest income                                                             $81,770,923    $54,320,799    $39,035,321
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                                                       5,185,990      3,447,586      2,509,206
Transfer agent fees                                                             592,685        394,010        286,766
Custodian fees                                                                  289,863        203,454        157,058
Professional fees                                                                43,453         28,965         22,465
Trustees' fees                                                                   19,256         10,622          9,356
Other                                                                           178,787        197,862        186,415
----------------------------------------------------------------------------------------------------------------------
    Total expenses                                                            6,310,034      4,282,499      3,171,266
    Less--Expenses reimbursable and fees waived by Goldman Sachs               (234,432)      (736,102)      (231,536)
----------------------------------------------------------------------------------------------------------------------
    Net expenses                                                              6,075,602      3,546,397      2,939,730
    Administration unit fees                                                     65,534        316,155         63,048
    Service unit fees                                                           494,274        128,313        352,931
----------------------------------------------------------------------------------------------------------------------
    Net expenses and unit fees                                                6,635,410      3,990,865      3,355,709
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                        75,135,513     50,329,934     35,679,612
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                              72,405         72,865         62,662
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        $75,207,918    $50,402,799    $35,742,274
======================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     ILA            ILA                            ILA             ILA           ILA
   Treasury       Treasury          ILA         Tax-Exempt      Tax-Exempt    Tax-Exempt
  Obligations    Instruments      Federal       Diversified     California     New York
   Portfolio      Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
=========================================================================================
$48,666,691     $53,608,537    $146,327,912    $54,107,112    $13,695,668     $3,421,539
 ----------------------------------------------------------------------------------------
  3,157,511       3,629,131       9,496,253      5,391,039      1,410,751        359,201
    360,858         414,758       1,085,286        616,119        161,229         41,051
    197,650         167,744         459,900        135,944         45,236         21,336
     27,555          34,247          77,027         42,553         13,995          6,322
     11,552          12,842          34,394         17,650          4,574          1,215
    157,226         213,340         423,802        136,197         38,866          7,681
-----------------------------------------------------------------------------------------

  3,912,352       4,472,062      11,576,662      6,339,502      1,674,651        436,806
   (212,886)     (2,294,583)     (4,522,286)    (1,564,664)       (22,092)      (108,395)
 ----------------------------------------------------------------------------------------
  3,699,466       2,177,479       7,054,376      4,774,838      1,652,559        328,411
    145,201         145,441         906,321         73,660            262         39,843
    579,790       1,266,586         562,023        130,158             --             --
-----------------------------------------------------------------------------------------
  4,424,457       3,589,506       8,522,720      4,978,656      1,652,821        368,254
-----------------------------------------------------------------------------------------
 44,242,234      50,019,031     137,805,192     49,128,456     12,042,847      3,053,285
-----------------------------------------------------------------------------------------
    195,578         416,602          (4,477)       (12,968)            15         (4,539)
-----------------------------------------------------------------------------------------
$44,437,812     $50,435,633    $137,800,715    $49,115,488    $12,042,862     $3,048,746
=========================================================================================


--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1996


--------------------------------------------------------------------------------

                                                                           ILA                ILA
                                                                          Prime              Money            ILA
                                                                       Obligations           Market       Government
                                                                        Portfolio          Portfolio       Portfolio
                                                                      ================================================
From Operations:
Net investment income                                                 $   75,135,513     $ 50,329,934    $ 35,679,612
Net realized gain(loss) on investment transactions                            72,405           72,865          62,662
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                  75,207,918       50,402,799      35,742,274
----------------------------------------------------------------------------------------------------------------------
Distributions to Unitholders from:
Net investment income
   ILA units                                                             (67,076,054)     (38,261,044)    (29,556,990)
   ILA Administration units                                               (2,206,827)     (10,545,315)     (2,048,010)
   ILA Service units                                                      (5,850,540)      (1,523,575)     (4,074,612)
   ILA B units                                                                (2,092)              --              --
Net realized gain on investment transactions
   ILA units                                                                 (65,059)         (54,983)        (38,029)
   ILA Administration units                                                   (2,127)         (15,267)         (2,635)
   ILA Service units                                                          (5,640)          (2,206)         (5,242)
----------------------------------------------------------------------------------------------------------------------
    Total distributions to unitholders                                   (75,208,339)     (50,402,390)    (35,725,518)
----------------------------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
 Proceeds from sales of units                                          9,633,671,566    8,281,604,075   5,115,245,365
 Reinvestment of dividends and distributions                              40,414,429       38,191,105      17,312,306
 Cost of units repurchased                                            (9,962,009,233)  (8,092,253,028) (5,011,078,568)
----------------------------------------------------------------------------------------------------------------------
    Increase(decrease) in net assets resulting from unit transactions   (287,923,238)     227,542,152     121,479,103
----------------------------------------------------------------------------------------------------------------------
    Total increase(decrease)                                            (287,923,659)     227,542,561     121,495,859
Net Assets:
Beginning of year                                                      1,551,501,755      761,657,346     703,438,092
----------------------------------------------------------------------------------------------------------------------
End of year                                                           $1,263,578,096   $  989,199,907   $ 824,933,951
======================================================================================================================
Accumulated undistributed net investment income                                   --               --              --
======================================================================================================================
Summary of unit transactions (at $1.00 per unit):
ILA Units:
   Units sold                                                          8,756,241,159    5,161,953,773   4,490,979,392
   Reinvestment of dividends and distributions                            36,833,028       30,348,683      13,978,786
   Units repurchased                                                  (8,899,537,496)   (5,063,361,34) (4,380,790,567)
----------------------------------------------------------------------------------------------------------------------
                                                                        (106,463,309)     128,941,113     124,167,611
----------------------------------------------------------------------------------------------------------------------
ILA Administration Units:
   Units sold                                                            318,656,203    2,902,067,359     220,574,807
   Reinvestment of dividends and distributions                             1,520,549        7,510,848         283,223
   Units repurchased                                                    (359,456,201)  (2,816,742,074)   (232,371,387)
----------------------------------------------------------------------------------------------------------------------
                                                                         (39,279,449)      92,836,133     (11,513,357)
----------------------------------------------------------------------------------------------------------------------
ILA Service Units:
   Units sold                                                            558,266,701      217,582,943     403,691,166
   Reinvestment of dividends and distributions                             2,060,072          331,574       3,050,297
   Units repurchased                                                    (702,853,581)    (212,149,611)   (397,916,614)
----------------------------------------------------------------------------------------------------------------------
                                                                        (142,526,808)       5,764,906       8,824,849
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                                        (288,269,566)*    227,542,152     121,479,103
======================================================================================================================

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 507,503, 780 and 161,955 units, respectively, for a net increase of 346,328 units.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------
      ILA               ILA                                ILA               ILA              ILA
    Treasury         Treasury            ILA           Tax-Exempt        Tax-Exempt       Tax-Exempt
  Obligations       Instruments        Federal         Diversified       California        New York
   Portfolio         Portfolio        Portfolio         Portfolio         Portfolio        Portfolio
=========================================================================================================

 $  44,242,234     $  50,019,031    $ 137,805,192     $  49,128,456     $ 12,042,847     $  3,053,285
       195,578           416,602           (4,477)          (12,968)              15           (4,539)
------------------------------------------------------------------------------------------------------
    44,437,812        50,435,633      137,800,715        49,115,488       12,042,862        3,048,746
------------------------------------------------------------------------------------------------------


   (32,818,890)      (30,911,761)    (101,011,206)      (46,819,418)     (12,036,826)      (2,289,010)
    (4,742,767)       (4,651,770)     (30,041,532)       (1,375,597)          (6,021)        (764,275)
    (6,680,577)      (14,455,500)      (6,752,454)         (933,441)              --               --
            --                --               --                --               --               --

      (124,367)         (251,459)              --                --               --               --
       (17,973)          (37,841)              --                --               --               --
       (25,316)         (117,591)              --                --               --               --
------------------------------------------------------------------------------------------------------
   (44,409,890)      (50,425,922)    (137,805,192)      (49,128,456)     (12,042,847)      (3,053,285)
------------------------------------------------------------------------------------------------------

 5,362,879,167     5,282,794,697   15,965,974,823     9,518,523,372    2,958,021,573      648,758,829
    13,347,956        20,444,542       79,358,869        35,078,864       11,445,149        2,949,980
(5,492,732,128)   (4,850,904,367) (15,106,127,095)   (9,392,133,030)  (2,875,637,134)    (654,470,394)
------------------------------------------------------------------------------------------------------
  (116,505,005)      452,334,872      939,206,597       161,469,206       93,829,588       (2,761,585)
------------------------------------------------------------------------------------------------------
  (116,477,083)      452,344,583      939,202,120       161,456,238       93,829,603       (2,766,124)

   923,543,633       778,261,100    2,351,428,156     1,441,004,575      346,788,751      117,260,605
------------------------------------------------------------------------------------------------------
 $ 807,066,550    $1,230,605,683   $3,290,630,276    $1,602,460,813   $  440,618,354     $114,494,481
=======================================================================================================
            --                 --              --    $      362,642   $       10,495     $      1,634
=======================================================================================================

 3,696,243,017     3,783,423,031   11,171,686,790     9,264,641,627    2,957,305,487      340,781,821
    11,811,603        19,300,481       66,486,820        34,471,658       11,444,982        2,236,468
(3,844,547,762)   (3,680,022,103) (10,666,427,699)   (9,127,243,309)  (2,875,001,835)    (363,376,230)
------------------------------------------------------------------------------------------------------
  (136,493,142)      122,701,409      571,745,911       171,869,976       93,748,634      (20,357,941)
------------------------------------------------------------------------------------------------------

   659,581,577       470,006,128    3,606,492,816       142,908,870          716,086      307,977,008
       855,243         1,082,829       11,506,068           298,114              167          713,512
  (644,240,509)     (402,096,387)  (3,340,378,274)     (132,882,806)        (635,299)    (291,094,164)
------------------------------------------------------------------------------------------------------
    16,196,311        68,992,570      277,620,610        10,324,178           80,954       17,596,356
------------------------------------------------------------------------------------------------------

 1,007,054,573     1,029,365,538    1,187,795,217       110,972,875               --               --
       681,110            61,232        1,365,981           309,092               --               --
(1,003,943,857)     (768,785,877)  (1,099,321,122)     (132,006,915)              --               --
------------------------------------------------------------------------------------------------------
     3,791,826       260,640,893       89,840,076       (20,724,948)              --               --
------------------------------------------------------------------------------------------------------
  (116,505,005)      452,334,872      939,206,597       161,469,206       93,829,588       (2,761,585)
=======================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                                           ILA              ILA
                                                                          Prime            Money             ILA
                                                                        Obligations        Market        Government
                                                                         Portfolio        Portfolio       Portfolio
                                                                        ----------------------------------------------
From Operations:
Net investment income                                                 $  107,583,870   $  49,478,386    $  51,830,087
Net realized gain (loss) on investment transactions                           14,828          23,170          168,758
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                 107,598,698      49,501,556       51,998,845
----------------------------------------------------------------------------------------------------------------------
Distributions to Unitholders from:
Net investment income
   ILA units                                                             (90,145,210)     (39,853,826)    (42,814,965)
   ILA Administration units                                               (5,198,674)      (8,266,526)     (3,434,653)
   ILA Service units                                                     (12,239,986)      (1,358,034)     (5,580,469)
Net realized gain on investment transactions
   ILA units                                                                 (12,607)         (18,166)       (138,212)
   ILA Administration units                                                     (741)          (4,378)        (12,197)
   ILA Service units                                                          (1,480)            (626)        (17,502)
----------------------------------------------------------------------------------------------------------------------
    Total distributions to unitholders                                  (107,598,698)    (49,501,556 )    (51,997,998)
----------------------------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
Proceeds from sales of units                                          12,338,624,975   6,865,371,082    6,147,457,376
Reinvestment of dividends and distributions                               46,658,797      34,033,174       18,869,484
Cost of units repurchased                                            (13,117,315,317)  6,864,945,994)  (6,596,822,965)
----------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting from unit
       transactions                                                     (732,031,545)     34,458,262     (430,496,105)
----------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                                           (732,031,545)     34,458,262     (430,495,258)
Net Assets:
Beginning of year                                                      2,283,533,300     727,199,084    1,133,933,350
----------------------------------------------------------------------------------------------------------------------
End of year                                                           $1,551,501,755   $ 761,657,346    $ 703,438,092
----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                   --              --               --
----------------------------------------------------------------------------------------------------------------------
Summary of unit transactions (at $1.00 per unit):
ILA Units:
   Units sold                                                         10,673,706,881    5,167,984,860   5,286,093,615
   Reinvestment of dividends and distributions                            43,663,215       30,173,260      14,307,877
   Units repurchased                                                 (11,419,966,319)  (5,183,472,607) (5,611,448,715)
----------------------------------------------------------------------------------------------------------------------
                                                                        (702,596,223)      14,685,513    (311,047,223)
----------------------------------------------------------------------------------------------------------------------
ILA Administration Units:
   Units sold                                                            801,545,537    1,503,847,493     385,128,154
   Reinvestment of dividends and distributions                             1,574,573        3,545,805         410,476
   Units repurchased                                                    (889,335,631)  (1,488,837,741)   (433,455,523)
----------------------------------------------------------------------------------------------------------------------
                                                                         (86,215,521)      18,555,557     (47,916,893)
----------------------------------------------------------------------------------------------------------------------
ILA Service Units:
   Units sold                                                            863,372,557      193,538,729     476,235,607
   Reinvestment of dividends and distributions                             1,421,009          314,109       4,151,131
   Units repurchased                                                    (808,013,367)    (192,635,646)   (551,918,727)
----------------------------------------------------------------------------------------------------------------------
                                                                          56,780,199        1,217,192     (71,531,989)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                                        (732,031,545)     34,458,262     (430,496,105)
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
      ILA               ILA                                  ILA              ILA              ILA
    Treasury          Treasury              ILA           Tax-Exempt       Tax-Exempt       Tax-Exempt
   Obligations       Instruments          Federal         Diversified      California        New York
    Portfolio         Portfolio          Portfolio         Portfolio        Portfolio        Portfolio
======================================================================================================
 $  49,882,996     $  39,027,924    $  127,991,600     $  55,137,781    $  10,292,899     $  3,354,557
       634,764           426,028           (11,971)          (38,116)          (4,501)              --
------------------------------------------------------------------------------------------------------
    50,517,760        39,453,952       127,979,629        55,099,665       10,288,398        3,354,557
------------------------------------------------------------------------------------------------------


   (37,834,730)      (31,147,754)      (98,487,540)      (50,915,901)     (10,279,510)      (2,746,431)
    (5,921,841)       (3,930,340)      (26,181,728)       (2,430,414)         (13,389)        (608,126)
    (6,116,634)       (3,949,830)       (3,322,332)       (1,791,466)              --               --

      (474,791)         (338,176)               --                --               --               --
       (76,052)          (43,832)               --                --               --               --
       (81,059)          (43,878)               --                --               --               --
------------------------------------------------------------------------------------------------------
   (50,505,107)      (39,453,810)     (127,991,600)      (55,137,781)     (10,292,899)      (3,354,557)
------------------------------------------------------------------------------------------------------

 5,295,765,985     4,545,981,787    12,879,366,733     9,669,281,502    2,111,844,558      637,393,901
    14,985,214        18,329,605        59,359,416        35,116,542        9,384,940        3,009,869
 (5,307,633,793)  (4,472,240,590)  (12,558,288,438)   (9,832,589,904)  (2,002,625,120)    (646,630,502)
------------------------------------------------------------------------------------------------------
     3,117,406        92,070,802       380,437,711      (128,191,860)     118,604,378       (6,226,732)
------------------------------------------------------------------------------------------------------
     3,130,059        92,070,944       380,425,740      (128,229,976)     118,599,877       (6,226,732)

   920,413,574       686,190,156     1,971,002,416     1,569,234,551      228,188,874      123,487,337
------------------------------------------------------------------------------------------------------
 $ 923,543,633     $ 778,261,100    $2,351,428,156    $1,441,004,575    $ 346,788,751     $117,260,605
======================================================================================================
            --                --                --    $      362,642    $      10,495     $      1,634
======================================================================================================


 4,098,618,029     3,716,958,431     9,845,256,084     9,311,743,687    2,111,311,145      412,445,304
    12,443,257        17,215,281        53,443,869        34,419,501        9,375,255        2,397,973
(4,113,675,854)   (3,695,227,116)   (9,792,323,613)   (9,438,508,967)  (2,001,353,653)    (408,825,174)
------------------------------------------------------------------------------------------------------
    (2,614,568)       38,946,596       106,376,340       (92,345,779)     119,332,747        6,018,103
------------------------------------------------------------------------------------------------------

   852,080,094       450,755,034     2,431,546,258       230,975,117          533,413      224,948,597
     2,541,957         1,065,347         5,373,341           522,467            9,685          611,896
  (859,607,724)     (447,499,474)   (2,249,895,904)     (280,499,429)      (1,271,467)    (237,805,328)
------------------------------------------------------------------------------------------------------
    (4,985,673)        4,320,907       187,023,695       (49,001,845)        (728,369)     (12,244,835)
------------------------------------------------------------------------------------------------------

   345,067,862       378,268,322       602,564,391       126,562,698               --               --
            --            48,977           542,206           174,574               --               --
  (334,350,215)     (329,514,000)     (516,068,921)     (113,581,508)              --               --
------------------------------------------------------------------------------------------------------
    10,717,647        48,803,299        87,037,676        13,155,764               --               --
------------------------------------------------------------------------------------------------------
     3,117,406        92,070,802       380,437,711      (128,191,860)     118,604,378       (6,226,732)
======================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996




--------------------------------------------------------------------------------
1.  Organization
Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Goldman Sachs--Institutional Liquid Assets Portfolios ("ILA"). The Trust is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers three classes of units for each of its portfolios: ILA units, ILA Administration units and ILA Service units. In addition, Prime Obligations offers ILA B units. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation--
--------------------------
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.  Interest Income--
---------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.


C.  Federal Taxes--
    ---------------
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
    The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1996, ILA's tax year end, the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                                Years of
        Portfolio                Amount        Expiration
        ---------                ------        ----------
Federal                         $  72,000     2000 to 2004
Tax-Exempt Diversified            244,000     1997 to 2004
Tax-Exempt California              30,000     1999 to 2003
Tax-Exempt New York                 7,000     1999 to 2004

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D.  Expenses--
--------------
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are allocated to the portfolios based on each portfolio's relative average net assets for the period.
   Unitholders of ILA Administration, ILA Service and ILA B units bear all expenses and fees paid to service and distribution organizations for their services with respect to such units as well as other expenses (subject to expense limitations) which are directly attributable to such units.

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31,1996
--------------------------------------------------------------------------------
3.  Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Advisory Agreement. Under the Advisory Agreement, GSAM, subject to general supervision of the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the year ended December 31, 1996 and until further notice, GSAM has agreed to waive advisory fees of .05%, .20%, .15%, .10% and .09% for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively.
   Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation. Amounts due to Goldman Sachs are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
   GSAM has voluntarily agreed that if the sum of a portfolio's expenses (including the advisory fee, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, administration, authorized dealer service, distribution and service plan fees and other extraordinary expenses) exceeds on an annualized basis .41% of such portfolio's net assets, the portfolio will be reimbursed in the amount of such excess monthly.
   In addition, GSAM has voluntarily agreed to reimburse the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios to the extent that each portfolio's expenses, as defined above, exceed .36%, .21%, .26%, .31% and .32%, respectively, of the average net assets per annum. Amounts due from Goldman Sachs at December 31, 1996 are included in "Other assets" in the accompanying Statements of Assets and Liabilities.
   The ILA B units of Prime Obligations Portfolio have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee for distribution services equal, on an annual basis, up to .75% of ILA B units average daily net assets.
   The ILA B units of Prime Obligations Portfolio have adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA B units pay a fee under this Service Plan equal, on an annual basis, up to .25% of ILA Class B's average daily net assets.
   The chart below outlines the fee waivers and expense reimbursements for the year ended December 31, 1996 and amounts owed to and due from Goldman Sachs at December 31, 1996 (in thousands):

-------------------------------------------------------------------------------

                                                       Due to
                                                       Goldman
                                                        Sachs         Amounts
                   Adviser    Expense                 for Adviser/    due from
                     Fee     Reimburse-                Transfer       Goldman
 Fund              Waived      ments         Total     Agent Fees     Sachs
================================================================================
 Prime
  Obligations
  Portfolio         $--         $234          $234         $462          $18
--------------------------------------------------------------------------------
 Money
  Market
  Portfolio          493         243           736          318           34
--------------------------------------------------------------------------------
 Government
  Portfolio           --         232           232          265           45
--------------------------------------------------------------------------------
 Treasury
  Obligations
  Portfolio           --         213           213          267           --
--------------------------------------------------------------------------------
 Treasury
  Instruments
  Portfolio        2,074         221         2,295          180           10
--------------------------------------------------------------------------------
 Federal
  Portfolio        4,070         452         4,522          648          126
--------------------------------------------------------------------------------
 Tax-Exempt
  Diversified
  Portfolio        1,540          25         1,565          399           --
--------------------------------------------------------------------------------
 Tax-Exempt
  California
  Portfolio           --          22            22          147           --
-------------------------------------------------------------------------------
 Tax-Exempt
  New York
  Portfolio           92          16           108           26           --
-------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1996

--------------------------------------------------------------------------------
4.  Administration and Service Plans
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration units and ILA Service units, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15% and .40% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

5.   Line of Credit Facility
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended
December 31, 1996, ILA did not have any borrowings under this facility.

6.  Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by the custodian.

7.  Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having advisory agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
   As of December 31, 1996, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint account of $21,400,000, $77,200,000, $305,000,000 and $327,900,000 in principal amount, respectively. As of December 31, 1996, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:


Principal       Interest       Maturity        Amortized
Amount            Rate           Date            Cost

================================================================================
Repurchase Agreements
BT Securities Corp., dated 12/31/96, repurchase price $200,061,111 (U.S.
   Treasury Notes: $154,133,720, 5.75%-6.38%, 08/31/97-04/30/01; U.S.
   Treasury Bills: $48,126,398, 06/12/97)
$200,000,000      5.50%         01/02/97     $ 200,000,000
Chase Securities, Inc., dated 12/31/96, repurchase price $1,000,369,444
   (U.S. Treasury Notes: $1,020,003,399, 5.00%-9.13%, 11/15/97-5/31/99)
1,000,000,000     6.65          01/02/97     1,000,000,000
Citicorp. Securities, Inc., dated 12/31/96, repurchase price $100,034,722
   (U.S. Treasury Notes: $101,974,154, 5.88%-7.50%, 03/31/98-11/15/01)
100,000,000       6.25          01/02/97       100,000,000
Morgan Stanley & Co., dated 12/31/96, repurchase price $1,200,450,000
   (U.S. Treasury Notes: $954,150,236, 6.00%-6.25%, 07/31/98-09/30/98;
    U.S. Treasury Bills: $270,396,330, 01/23/97-10/16/97)
1,200,000,000     6.75          01/02/97     1,200,000,000
Swiss Bank Corp., dated 12/31/96, repurchase price $140,846,933
   (U.S. Treasury Notes: $129,531,177, 4.75%-8.88%,01/15/97-08/15/03; U.S.
    Treasury Bills: $14,639,156, 01/30/97-06/26/97)
140,800,000       6.00          01/02/97        140,800,000
Swiss Bank Corp., dated 12/31/96, repurchase price $400,150,000 (U.S.
    Treasury Notes: $367,986,300, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
    Treasury Bills: $41,588,512, 01/30/97-06/26/97)
400,000,000       6.75          01/02/97        400,000,000

-------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account     $3,040,800,000

================================================================================

8.  Other Matters
Pursuant to an SEC exemptive order, each taxable Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

--------------------------------------------------------------------------------

                                                     Income from investment operations
                                                   ===================================
                                                                   Net
                                        Net asset               realized        Total                       Net asset
                                        value at      Net        gain on     income from                    value at
                                        beginning  investment   investment    investment    Distributions      end      Total
                                        of period    income    transactions   operations   to unitholders   of period  return/(a)/
                                        ==========================================================================================
For the Years Ended December 31,
================================
1996-ILA units ......................     $1.00      $0.0511     --            $0.0511        $(0.0511)        $1.00     5.22%
1996-ILA Administration units .......      1.00       0.0497     --             0.0497         (0.0497)         1.00     5.06
1996-ILA Service units ..............      1.00       0.0474     --             0.0474         (0.0474)         1.00     4.80
1996-ILA B units/(b)/................      1.00       0.0262     --             0.0262         (0.0262)         1.00     3.97/(d)/

1995-ILA units ......................      1.00       0.0566     --             0.0566         (0.0566)         1.00     5.79
1995-ILA Administration units .......      1.00       0.0551     --             0.0551         (0.0551)         1.00     5.63
1995-ILA Service units ..............      1.00       0.0522     --             0.0522         (0.0522)         1.00     5.37

1994-ILA units ......................      1.00       0.0394     --             0.0394         (0.0394)         1.00     4.07
1994-ILA Administration units .......      1.00       0.0379     --             0.0379         (0.0379)         1.00     3.91
1994-ILA Service units ..............      1.00       0.0365     --             0.0365         (0.0365)         1.00     3.66

1993-ILA units ......................      1.00       0.0291       0.0002       0.0293         (0.0293)         1.00     2.97
1993-ILA Administration units .......      1.00       0.0275       0.0003       0.0278         (0.0278)         1.00     2.82
1993-ILA Service units ..............      1.00       0.0250       0.0001       0.0251         (0.0252)         1.00     2.56

1992-ILA units ......................      1.00       0.0364       0.0010       0.0374         (0.0374)         1.00     3.75
1992-ILA Administration units .......      1.00       0.0339       0.0010       0.0349         (0.0349)         1.00     3.60
1992-ILA Service units ..............      1.00       0.0311       0.0010       0.0321         (0.0320)         1.00     3.34

1991-ILA units ......................      1.00       0.0591       0.0003       0.0594         (0.0594)         1.00     6.10
1991-ILA Administration units .......      1.00       0.0568       0.0003       0.0571         (0.0571)         1.00     5.94
1991-ILA Service units ..............      1.00       0.0558       0.0003       0.0561         (0.0561)         1.00     5.68

1990-ILA units ......................      1.00       0.0793     --             0.0793         (0.0793)         1.00     8.21
1990-ILA Administration units /(c)/..      1.00       0.0438     --             0.0438         (0.0438)         1.00     7.81/(d)/
1990-ILA Service units/(c)/..........      1.00       0.0425     --             0.0425         (0.0425)         1.00     7.56/(d)/

1989-ILA units ......................      1.00       0.0890     --             0.0890         (0.0890)         1.00     9.27

1988-ILA units ......................      1.00       0.0714     --             0.0714         (0.0714)         1.00     7.48

1987-ILA units ......................      1.00       0.0634     --             0.0634         (0.0634)         1.00     6.50

                                                                                                Ratios assuming no
                                                                                               waiver of fees and no
                                                                                                expense limitations
                                                                                            ===========================
                                                         Ratio of net          Net                         Ratio of net
                                        Ratio of net      investment        assets at       Ratio of net    investment
                                        expenses to       income to          end of         expenses to      income to
                                        average net      average net         period         average net     average net
                                          assets           assets          (in 000's)         assets          assets
                                        ===============================================================================
For the Years Ended December 31,
================================
1996-ILA units ......................      0.41%            5.11%          $1,154,787          0.43%           5.09%
1996-ILA Administration units .......      0.56             4.97               23,738          0.58            4.95
1996-ILA Service units ..............      0.81             4.74               84,707          0.83            4.72
1996-ILA B units/(b)/................      1.41/(d)/        4.09/(d)/             346          1.43/(d)/       4.07/(d)/

1995-ILA units ......................      0.41             5.66            1,261,251          0.43            5.64
1995-ILA Administration units .......      0.56             5.51               63,018          0.58            5.49
1995-ILA Service units ..............      0.81             5.22              227,233          0.83            5.20

1994-ILA units ......................      0.40             3.94            1,963,846          0.42            3.92
1994-ILA Administration units .......      0.55             3.79              149,234          0.57            3.77
1994-ILA Service units ..............      0.80             3.65              170,453          0.82            3.63

1993-ILA units ......................      0.40             2.91            2,332,771          0.42            2.89
1993-ILA Administration units .......      0.55             2.75              189,431          0.57            2.73
1993-ILA Service units ..............      0.80             2.50              137,804          0.82            2.48

1992-ILA units ......................      0.40             3.64            3,444,591          0.42            3.62
1992-ILA Administration units .......      0.55             3.39              257,321          0.57            3.37
1992-ILA Service units ..............      0.80             3.11               22,044          0.82            3.09

1991-ILA units ......................      0.40             5.91            3,531,736          0.42            5.89
1991-ILA Administration units .......      0.55             5.68              198,417          0.57            5.66
1991-ILA Service units ..............      0.80             5.58               18,789          0.82            5.56

1990-ILA units ......................      0.38             7.93            2,833,541          0.38            7.93
1990-ILA Administration units /(c)/..      0.55/(d)/        7.62/(d)/         209,272          0.55/(d)/       7.62/(d)/
1990-ILA Service units/(c)/..........      0.80/(d)/        7.25/(d)/          19,039          0.80/(d)/       7.25/(d)/

1989-ILA units ......................      0.40             8.90            3,761,964           0.40           8.90

1988-ILA units ......................      0.40             7.14            3,799,628           0.40           7.14

1987-ILA units ......................      0.40             6.34            5,814,280           0.40           6.34

-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/ILA Class B unit activity commenced during May of 1996.
/(c)/ILA Administration and Service unit activity commenced during June of 1990. /(d)/Annualized.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
--------------------------------------------------------------------------------

                                         Income from investment operations
                                       =====================================
                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net        gain on        from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended December 31,
===============================
1996-ILA units .............    $1.00     $0.0515       $0.0001      $0.0516     $(0.0516)         $1.00       5.27%
1996-ILA Administration
   units ...................     1.00      0.0500        0.0001       0.0501      (0.0501)          1.00       5.12
1996-ILA Service units .....     1.00      0.0475        0.0001       0.0476      (0.0476)          1.00       4.86

1995-ILA units .............     1.00      0.0571            --       0.0571      (0.0571)          1.00       5.85
1995-ILA Administration
   units ...................     1.00      0.0555            --       0.0555      (0.0555)          1.00       5.69
1995-ILA Service units .....     1.00      0.0529            --       0.0529      (0.0529)          1.00       5.43

1994-ILA units .............     1.00      0.0401            --       0.0401      (0.0401)          1.00       4.13
1994-ILA Administration
   units ...................     1.00      0.0388            --       0.0388      (0.0388)          1.00       3.98
1994-ILA Service units .....     1.00      0.0364            --       0.0364      (0.0364)          1.00       3.72

1993-ILA units .............     1.00      0.0296        0.0003       0.0299      (0.0299)          1.00       3.03
1993-ILA Administration
   units ...................     1.00      0.0281        0.0003       0.0284      (0.0284)          1.00       2.88
1993-ILA Service units .....     1.00      0.0257        0.0002       0.0259      (0.0259)          1.00       2.62

1992-ILA units .............     1.00      0.0368        0.0004       0.0372      (0.0372)          1.00       3.76
1992-ILA Administration
   units ...................     1.00      0.0356        0.0004       0.0360      (0.0360)          1.00       3.61
1992-ILA Service units .....     1.00      0.0358        0.0006       0.0364      (0.0364)          1.00       3.35

1991-ILA units .............     1.00      0.0591        0.0004       0.0595      (0.0595)          1.00       6.12

1991-ILA Administration
   units ...................     1.00      0.0574        0.0004       0.0578      (0.0578)          1.00       5.96
1991-ILA Service units .....     1.00      0.0547        0.0004       0.0551      (0.0551)          1.00       5.70

1990-ILA units .............     1.00      0.0793        0.0001       0.0794      (0.0794)          1.00       8.24
1990-ILA Administration
   units/(c)/...............     1.00      0.0424        0.0001       0.0425      (0.0425)          1.00       7.86/(b)/
1990-ILA Service units/(c)/.     1.00      0.0438       --            0.0438      (0.0438)          1.00       7.61/(b)/

1989-ILA units .............     1.00      0.0885        0.0001       0.0886      (0.0886)          1.00       9.31

1988-ILA units .............     1.00      0.0751       --            0.0751      (0.0751)          1.00       7.66

For the Period December 2, 1987 (commencement of operations) through December 31,
================================================================================
1987-ILA units .............     1.00      0.0063       --            0.0063      (0.0063)         1.00        7.38/(b)/

                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to        end of      expenses to       income to
                               average net     average net       period      average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ============================================================================
For the Years Ended December 31,
===============================
1996-ILA units .............     0.36%           5.15%          $703,097       0.43%             5.08%
1996-ILA Administration
   units ...................     0.51            5.00            257,258       0.58              4.93
1996-ILA Service units .....     0.76            4.75             28,845       0.83              4.68

1995-ILA units .............     0.36            5.71            574,155       0.42              5.65
1995-ILA Administration
   units ...................     0.51            5.55            164,422       0.57              5.49
1995-ILA Service units .....     0.76            5.29             23,080       0.82              5.23

1994-ILA units .............     0.35            4.01            559,470       0.43              3.93
1994-ILA Administration
   units ...................     0.50            3.88            145,867       0.58              3.80
1994-ILA Service units .....     0.75            3.61             21,862       0.83              3.53

1993-ILA units .............     0.35            2.96            699,604       0.43              2.88
1993-ILA Administration
   units ...................     0.50            2.81            150,452       0.58              2.73
1993-ILA Service units .....     0.75            2.57             11,166       0.83              2.49

1992-ILA units .............     0.35            3.68            884,571       0.43              3.60
1992-ILA Administration
   units ...................     0.50            3.56            187,445       0.58              3.48
1992-ILA Service units .....     0.75            3.58             15,114       0.83              3.50

1991-ILA units .............     0.35            5.91          1,153,191       0.42              5.84
1991-ILA Administration
   units ...................     0.50            5.74            210,330       0.57              5.67
1991-ILA Service units .....     0.75            5.47             56,586       0.82              5.40

1990-ILA units .............     0.35            7.93            924,141       0.40              7.88
1990-ILA Administration
   units/(c)/...............     0.50/(b)/       7.63/(b)/       204,477       0.55/(b)/         7.58/(b)/
1990-ILA Service units/(c)/.     0.75/(b)/       7.46/(b)/        38,128       0.80/(b)/         7.41/(b)/

1989-ILA units .............     0.35            8.85          1,295,389       0.40              8.80

1988-ILA units .............     0.27            7.51           701,105        0.40              7.38

For the Period December 2, 1987 (commencement of operations) through December 31,
================================================================================
1987-ILA units .............     0.15/(b)/       7.62/(b)/      183,633        0.40/(b)/         7.37/(b)/
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June of 1990.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio

--------------------------------------------------------------------------------

                                         Income from investment operations
                                       =====================================
                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net       (gain) on       from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended December 31,
================================

1996-ILA units .............    $1.00     $0.0504       $ 0.0001     $0.0505       $(0.0504)       $1.00       5.15%
1996-ILA Administration
   units ...................     1.00      0.0489         0.0001      0.0490       (0.0489)         1.00       4.99
1996-ILA Service units .....     1.00      0.0463         0.0001      0.0464       (0.0463)         1.00       4.73

1995-ILA units .............     1.00      0.0562         0.0002      0.0564       (0.0564)         1.00       5.77
1995-ILA Administration
   units ...................     1.00      0.0549         0.0002      0.0551       (0.0551)         1.00       5.62
1995-ILA Service units .....     1.00      0.0519         0.0002      0.0521       (0.0521)         1.00       5.35

1994-ILA units .............     1.00      0.0378         0.0002      0.0380       (0.0380)         1.00       3.94
1994-ILA Administration
   units ...................     1.00      0.0362         0.0002      0.0364       (0.0364)         1.00       3.79
1994-ILA Service units .....     1.00      0.0350         0.0002      0.0352       (0.0352)         1.00       3.53

1993-ILA units .............     1.00      0.0282         0.0008      0.0290       (0.0291)         1.00       2.94
1993-ILA Administration          1.00      0.0267         0.0008      0.0275       (0.0276)         1.00       2.79
   units ...................
1993-ILA Service units .....     1.00      0.0242         0.0006      0.0248       (0.0250)         1.00       2.53

1992-ILA units .............     1.00      0.0338         0.0027      0.0365       (0.0364)         1.00       3.70
1992-ILA Administration
   units ...................     1.00      0.0325         0.0027      0.0352       (0.0351)         1.00       3.55
1992-ILA Service units .....     1.00      0.0309         0.0030      0.0339       (0.0336)         1.00       3.29

1991-ILA units .............     1.00      0.0567         0.0011      0.0578       (0.0578)         1.00       5.91
1991-ILA Administration
   units ...................     1.00      0.0545         0.0011      0.0556       (0.0556)         1.00       5.75
1991-ILA Service units .....     1.00      0.0522         0.0011      0.0533       (0.0533)         1.00       5.49

1990-ILA units .............     1.00      0.0779         0.0003      0.0782       (0.0782)         1.00       8.11
1990-ILA Administration
   units (c)................     1.00      0.0439         0.0004      0.0443       (0.0443)         1.00       7.74/(b)/
1990-ILA Service units (c)..     1.00      0.0359         0.0002      0.0361       (0.0363)         1.00       7.42/(b)/


1989-ILA units .............     1.00      0.0877         0.0001      0.0878       (0.0878)         1.00       9.15

1988-ILA units .............     1.00      0.0716         0.0002      0.0718       (0.0718)         1.00       7.42

1987-ILA units .............     1.00      0.0622         0.0001      0.0623       (0.0624)         1.00       6.43


                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to        end of      expenses to       income to
                               average net     average net       period      average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ===========================================================================
For the Years Ended December 31,
================================

1996-ILA units .............     0.41%           5.04%         $694,651         0.44%            5.01%
1996-ILA Administration
   units ...................     0.56            4.89            36,055         0.59             4.86
1996-ILA Service units .....     0.81            4.63            94,228         0.84             4.60

1995-ILA units .............     0.41            5.62           570,469         0.43             5.60
1995-ILA Administration
   units ...................     0.56            5.49            47,558         0.58             5.47
1995-ILA Service units .....     0.81            5.19            85,401         0.83             5.17

1994-ILA units .............     0.40            3.78           881,520         0.44             3.74
1994-ILA Administration
   units ...................     0.55            3.62            95,483         0.59             3.58
1994-ILA Service units .....     0.80            3.50           156,930         0.84             3.46

1993-ILA units .............     0.40            2.82         1,315,378         0.43             2.79
1993-ILA Administration
   units ...................     0.55            2.67           161,845         0.58             2.64
1993-ILA Service units .....     0.80            2.42           101,272         0.83             2.39

1992-ILA units .............     0.40            3.38         1,785,472         0.42             3.36
1992-ILA Administration
   units ...................     0.55            3.25           461,542         0.57             3.23
1992-ILA Service units .....     0.80            3.09            56,389         0.82             3.07

1991-ILA units .............     0.40            5.67         2,103,627         0.43             5.64
1991-ILA Administration
   units ...................     0.55            5.45           464,060         0.58             5.42
1991-ILA Service units .....     0.80            5.22           200,176         0.83             5.19

1990-ILA units .............     0.39            7.79         2,203,756         0.39             7.79
1990-ILA Administration
   units (c)................     0.55/(b)        7.49/(b)/      296,313         0.55/(b)/        7.49/(b)/
1990-ILA Service units (c)..     0.80/(b)/       7.15/(b)/      132,888         0.80/(b)/        7.15/(b)/


1989-ILA units .............     0.40            8.77         2,268,330         0.40             8.77

1988-ILA units .............     0.40            7.16         2,197,796         0.40             7.16

1987-ILA units .............     0.40            6.22         2,243,870         0.40             6.22
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------



                                                            Income from investment operations
                                                           ===================================
                                                                           Net
                                               Net asset                realized      Total                   Net asset
                                               value at       Net       gain on    income from                value at
                                               beginning   investment  investment   investment Distributions   end of      Total
                                               of period     income    transaction  operation  to unitholders  period   return/(a)/
                                              ====================================================================================
For the Years Ended December 31,
================================
1996-ILA units .............................    $1.00       $0.0498     $0.0002      $0.0500     $(0.0500)     $1.00      5.11%
1996-ILA Administration units ..............     1.00        0.0483      0.0003       0.0486      (0.0486)      1.00      4.95
1996-ILA Service units .....................     1.00        0.0459      0.0001       0.0460      (0.0460)      1.00      4.69

1995-ILA units .............................     1.00        0.0551      0.0007       0.0558      (0.0558)      1.00      5.73
1995-ILA Administration units ..............     1.00        0.0537      0.0007       0.0544      (0.0544)      1.00      5.57
1995-ILA Service units .....................     1.00        0.0511      0.0007       0.0518      (0.0518)      1.00      5.31

1994-ILA units .............................     1.00        0.0377          --       0.0377      (0.0377)      1.00      3.91
1994-ILA Administration units ..............     1.00        0.0368          --       0.0368      (0.0368)      1.00      3.75
1994-ILA Service units .....................     1.00        0.0340          --       0.0340      (0.0340)      1.00      3.49

1993-ILA units .............................     1.00        0.0279      0.0006       0.0285      (0.0286)      1.00      2.89
1993-ILA Administration units ..............     1.00        0.0264      0.0006       0.0270      (0.0270)      1.00      2.74
1993-ILA Service units .....................     1.00        0.0239      0.0006       0.0245      (0.0246)      1.00      2.48

1992-ILA units .............................     1.00        0.0339      0.0025       0.0364      (0.0362)      1.00      3.65
1992-ILA Administration units ..............     1.00        0.0320      0.0023       0.0343      (0.0343)      1.00      3.49
1992-ILA Service units .....................     1.00        0.0294      0.0024       0.0318      (0.0318)      1.00      3.23

1991-ILA units .............................     1.00        0.0557      0.0018       0.0575      (0.0575)      1.00      5.90
1991-ILA Administration units ..............     1.00        0.0540      0.0018       0.0558      (0.0558)      1.00      5.74
1991-ILA Service units .....................     1.00        0.0515      0.0018       0.0533      (0.0533)      1.00      5.48

1990-ILA units .............................     1.00        0.0772      0.0002       0.0774      (0.0774)      1.00      8.05
1990-ILA Administration units /(c)/.........     1.00        0.0413      0.0002       0.0415      (0.0415)      1.00      7.67/(b)/
1990-ILA Service units /(c)/................     1.00        0.0417      0.0003       0.0420      (0.0421)      1.00      7.42/(b)/

1989-ILA units .............................     1.00        0.0864      0.0005       0.0869      (0.0869)      1.00      9.06

1988-ILA units .............................     1.00        0.0704      0.0004       0.0708      (0.0708)      1.00      7.30

1987-ILA units .............................     1.00        0.0617      0.0002       0.0619      (0.0619)      1.00      6.32



                                                                                                       Ratios assuming no
                                                                                                      waiver of fees and no
                                                                                                       expense limitations
                                                                                                      ======================
                                                     Ratio        Ratio of net                                     Ratio of net
                                                     of net       investment         Net            Ratio of net   investment
                                                    expenses      income to        assets at        expenses to     income to
                                                   to average     of average     end of period      average net    average net
                                                   net assets     net assets      (in 000's)          assets         assets
                                                   =============================================================================
For the Years Ended December 31,
================================
1996-ILA units ..................................      0.41%         4.98%        $574,734          0.43%          4.96%
1996-ILA Administration units ...................      0.56          4.83          108,850          0.58           4.81
1996-ILA Service units ..........................      0.81          4.59          123,483          0.83           4.57

1995-ILA units ..................................      0.41          5.51          711,209          0.43           5.49
1995-ILA Administration units ...................      0.56          5.37           92,643          0.58           5.35
1995-ILA Service units ..........................      0.81          5.11          119,692          0.83           5.09

1994-ILA units ..................................      0.40          3.77          713,816          0.44           3.73
1994-ILA Administration units ...................      0.55          3.68           97,626          0.59           3.64
1994-ILA Service units ..........................      0.80          3.40          108,972          0.84           3.35

1993-ILA units ..................................      0.40          2.79          969,565          0.43           2.76
1993-ILA Administration units ...................      0.55          2.64          121,327          0.58           2.61
1993-ILA Service units ..........................      0.80          2.39          185,506          0.83           2.36

1992-ILA units ..................................      0.40          3.39        1,328,036          0.43           3.36
1992-ILA Administration units ...................      0.55          3.20          152,804          0.58           3.17
1992-ILA Service units ..........................      0.80          2.94          183,208          0.83           2.91

1991-ILA units ..................................      0.40          5.57        1,709,321          0.43           5.54
1991-ILA Administration units ...................      0.55          5.40          146,795          0.58           5.37
1991-ILA Service units ..........................      0.80          5.15          154,419          0.83           5.12

1990-ILA units ..................................      0.39          7.72        1,816,991          0.39           7.72
1990-ILA Administration units /(c)/..............      0.55/(b)/     7.42/(b)/     132,088          0.55/(b)/      7.42/(b)/
1990-ILA Service units /(c)/.....................      0.80/(b)/     7.11/(b)/     148,323          0.80/(b)/      7.11/(b)/

1989-ILA units ..................................      0.40          8.64        1,769,974          0.40           8.64

1988-ILA units ..................................      0.40          7.04        1,657,215          0.40           7.04

1987-ILA units ..................................      0.40          6.17        1,693,767          0.40           6.17

-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio

--------------------------------------------------------------------------------


                                                Income from investment operations
                                            ========================================
                                 Net asset                Net realized      Total                        Net asset
                                 value at      Net           gain        income from     Distributions   value at
                                 beginning  investment   on investment    investment         to             end       Total /(a)/
                                 of period    income     transcations     operations     unitholders     of period     return
                                 ===================================================================================================
For the Years Ended December 31,
================================
1996-ILA units .............     $1.00       $0.0496     $0.0004         $0.0500         $(0.0500)        $1.00         5.10%
1996-ILA Administration
   units ...................      1.00        0.0482      0.0004          0.0486          (0.0486)         1.00         4.95
1996-ILA Service units .....      1.00        0.0456      0.0004          0.0460          (0.0460)         1.00         4.68

1995-ILA units .............      1.00        0.0550      0.0006          0.0556          (0.0556)         1.00         5.70
1995-ILA Administration
   units ...................      1.00        0.0534      0.0007          0.0541          (0.0540)         1.00         5.54
1995-ILA Service units .....      1.00        0.0500      0.0005          0.0505          (0.0505)         1.00         5.28

1994-ILA units .............      1.00        0.0397      0.0001          0.0398          (0.0398)         1.00         4.01
1994-ILA Administration
   units ...................      1.00        0.0397      0.0001          0.0398          (0.0398)         1.00         3.85
1994-ILA Service units .....      1.00        0.0371      0.0001          0.0372          (0.0372)         1.00         3.59

1993-ILA units .............      1.00        0.0288      0.0006          0.0294          (0.0294)         1.00         2.98
1993-ILA Administration
   units ...................      1.00        0.0273      0.0006          0.0279          (0.0279)         1.00         2.83
1993-ILA Service units .....      1.00        0.0248      0.0006          0.0254          (0.0254)         1.00         2.57

1992-ILA units .............      1.00        0.0338      0.0012          0.0350          (0.0350)         1.00         3.54
1992-ILA Administration
   units ...................      1.00        0.0326      0.0012          0.0338          (0.0338)         1.00         3.38
1992-ILA Service units .....      1.00        0.0275      0.0011          0.0286          (0.0286)         1.00         3.13

For the Period January 30, 1991 (commencement of operations) through December 31,
=================================================================================

1991-ILA units .............      1.00        0.0486      0.0013          0.0499          (0.0499)         1.00         5.75/(b)/
1991-ILA Administration
   units /(c)/..............      1.00        0.0210      0.0010          0.0220          (0.0220)         1.00         5.21/(b)/
1991-ILA Service units /(c)/      1.00        0.0473      0.0009          0.0482          (0.0482)         1.00         5.33/(b)/

                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                         ====================================
                                               Ratio of net       Net                         Ratio of net
                                Ratio of net    investment      assets at    Ratio of net      investment
                                expenses to      income to        end         expenses to       income to
                                average net     average net     of period     average net      average net
                                   assets         assets        (in 000's)      assets           assets
                                =============================================================================
For the Years Ended December 31,
================================
1996-ILA units .............       0.21%           4.96%        $708,999        0.43%             4.74%
1996-ILA Administration
   units ...................       0.36            4.82          137,706        0.58              4.60
1996-ILA Service units .....       0.61            4.56          383,901        0.83              4.34

1995-ILA units .............       0.21            5.50          586,294        0.44              5.27
1995-ILA Administration
   units ...................       0.36            5.34           68,713        0.59              5.11
1995-ILA Service units .....       0.61            5.00          123,254        0.84              4.77

1994-ILA units .............       0.20            3.96          547,351        0.43              3.73
1994-ILA Administration
   units ...................       0.35            3.97           64,388        0.58              3.74
1994-ILA Service units .....       0.60            3.72           74,451        0.83              3.49

1993-ILA units .............       0.20            2.88          456,411        0.44              2.64
1993-ILA Administration
   units ...................       0.35            2.73           26,553        0.59              2.49
1993-ILA Service units .....       0.60            2.48           34,014        0.84              2.24

1992-ILA units .............       0.18            3.38          422,506        0.45              3.11
1992-ILA Administration
   units ...................       0.33            3.26            6,915        0.60              2.99
1992-ILA Service units .....       0.58            2.75           29,522        0.85              2.48

For the Period January 30, 1991 through December 31,
====================================================
1991-ILA units .............       0.10/(b)/       5.28/(b)/     424,436        0.45/(b)/         4.93/(b)/
1991-ILA Administration
   units /(c)/..............       0.25/(b)/       4.77/(b)/      17,649        0.60/(b)/         4.42/(b)/
1991-ILA Service units /(c)/       0.50/(b)/       5.13/(b)/       9,430        0.85/(b)/         4.78/(b)/


-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during July and January of 1991, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

--------------------------------------------------------------------------------


                                                       Income from investment operations
                                                     --------------------------------------
                                            Net
                                           asset                  Net realized     Total
                                          value at                    gain         income                   Net asset
                                          beginning     Net            on           from     Distributions  value at
                                             of      investment    investment    investment       to           end       Total
                                           period      income     transactions   operations   unitholders   of period   return(a)
                                          ======================================================================================
For the Years Ended December 31,
--------------------------------
1996-ILA units .......................      $1.00      $0.0513         --        $0.0513       $(0.0513)     $1.00       5.24%
1996-ILA Administration units.........       1.00       0.0498         --         0.0498        (0.0498)      1.00       5.09
1996-ILA Service units ...............       1.00       0.0473         --         0.0473        (0.0473)      1.00       4.83

1995-ILA units .......................       1.00       0.0569         --         0.0569        (0.0569)      1.00       5.83
1995-ILA Administration units ........       1.00       0.0550         --         0.0550        (0.0550)      1.00       5.67
1995-ILA Service units ...............       1.00       0.0522         --         0.0522        (0.0522)      1.00       5.41

1994-ILA units .......................       1.00       0.0407         --         0.0407        (0.0407)      1.00       4.11
1994-ILA Administration units ........       1.00       0.0388         --         0.0388        (0.0388)      1.00       3.95
1994-ILA Service units ...............       1.00       0.0392         --         0.0392        (0.0392)      1.00       3.69

1993-ILA units .......................       1.00       0.0296         --         0.0296        (0.0296)      1.00       3.00
1993-ILA Administration units ........       1.00       0.0281         --         0.0281        (0.0281)      1.00       2.84
1993-ILA Service units/(c)/...........       1.00       0.0157         --         0.0157        (0.0157)      1.00       2.56/(b)/

1992-ILA units .......................       1.00       0.0358         --         0.0358        (0.0358)      1.00       3.61
1992-ILA Administration units ........       1.00       0.0340         --         0.0340        (0.0340)      1.00       3.46

1991-ILA units .......................       1.00       0.0576         --         0.0576        (0.0576)      1.00       5.94
1991-ILA Administration units ........       1.00       0.0542         --         0.0542        (0.0542)      1.00       5.78
1991-ILA Service units/(c)/...........       1.00       0.0196         --         0.0196        (0.0196)      1.00       5.55/(b)/

1990-ILA units .......................       1.00       0.0772         --         0.0772        (0.0772)      1.00       8.06
1990-ILA Administration units/(d)/....       1.00       0.0205         --         0.0205        (0.0205)      1.00       7.39/(b)/

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units .......................       1.00       0.0516         --         0.0516        (0.0516)      1.00       7.62(b)


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ---------------------------
                                                       Ratio of net     Net                      Ratio of net
                                         Ratio of net  investment     assets at   Ratio of net   investment
                                         expenses to    income to       end       expenses to     income to
                                         average net   average net    of period   average net    average net
                                            assets       assets      (in 000's)     assets         assets
                                         ====================================================================
For the Years Ended December 31,
--------------------------------
1996-ILA units .......................        0.26%        5.13%    $2,303,677       0.43%          4.96%
1996-ILA Administration units.........        0.41         4.98        794,537       0.58           4.81
1996-ILA Service units ...............        0.66         4.73        192,416       0.83           4.56

1995-ILA units .......................        0.26         5.69      1,731,935       0.42           5.53
1995-ILA Administration units ........        0.41         5.50        516,917       0.57           5.34
1995-ILA Service units ...............        0.66         5.22        102,576       0.82           5.06

1994-ILA units .......................        0.25         4.07      1,625,567       0.42           3.90
1994-ILA Administration units ........        0.40         3.88        329,896       0.57           3.71
1994-ILA Service units ...............        0.65         3.92         15,539       0.82           3.75

1993-ILA units .......................        0.25         2.96      1,430,292       0.42           2.79
1993-ILA Administration units ........        0.40         2.81        362,401       0.57           2.64
1993-ILA Service units/(c)/...........        0.65/(b)/    2.54/(b)/     1,425       0.82/(b)/      2.37/(b)/

1992-ILA units .......................        0.25         3.58      1,600,989       0.42           3.41
1992-ILA Administration units ........        0.40         3.40        312,792       0.57           3.23

1991-ILA units .......................        0.25         5.76      1,656,232       0.42           5.59
1991-ILA Administration units ........        0.40         5.42        291,810       0.57           5.25
1991-ILA Service units/(c)/...........        0.65/(b)/    5.56/(b)/        --       0.82/(b)/      5.39/(b)/

1990-ILA units .......................        0.25         7.72      1,368,765       0.40           7.57
1990-ILA Administration units/(d)/....        0.40/(b)/    7.25/(b)/    90,748       0.55/(b)/      7.10/(b)/

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units .......................        0.19/(b)/    8.41/(b)/   455,230       0.40/(b)/      8.20/(b)/


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/ Annualized.
/(c)/ ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.
      (d)ILA Administration unit activity commenced during September of 1990.




--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Goldman Sachs--Institutional Liquid Assets
------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

------------------------------------------------------------------------------------------------------------------------------------

                                                     Income from investment operations
                                                   ======================================
                                                                    Net
                                      Net asset                  realized         Total                       Net asset
                                      value at       Net         gain(loss)     income from                   value at
                                      beginning   investment   on investment    investment     Distributions   end of      Total
                                      of period     income      transactions     operations    to unitholders  period    return/(a)/
                                     ===============================================================================================
For the Years Ended December 31,
================================
1996-ILA units .....................    $1.00       $0.0320         $              $0.0320       $(0.0320)      $1.00      3.25%
1996-ILA Administration units.......     1.00        0.0306            --           0.0306       (0.0306)        1.00      3.09
1996-ILA Service units .............     1.00        0.0279            --           0.0279       (0.0279)        1.00      2.84

1995-ILA units .....................     1.00        0.0365            --           0.0365       (0.0365)        1.00      3.72
1995-ILA Administration units.......     1.00        0.0351            --           0.0351       (0.0352)        1.00      3.57
1995-ILA Service units .............     1.00        0.0324            --           0.0324       (0.0325)        1.00      3.31

1994-ILA units .....................     1.00        0.0264            --           0.0264       (0.0264)        1.00      2.71
1994-ILA Administration units.......     1.00        0.0250            --           0.0250       (0.0250)        1.00      2.55
1994-ILA Service units .............     1.00        0.0220            --           0.0220       (0.0220)        1.00      2.30

1993-ILA units .....................     1.00        0.0222            --           0.0222       (0.0222)        1.00      2.25
1993-ILA Administration units.......     1.00        0.0207            --           0.0207       (0.0207)        1.00      2.09
1993-ILA Service units .............     1.00        0.0183            --           0.0183       (0.0183)        1.00      1.84

1992-ILA units .....................     1.00        0.0277            --           0.0277       (0.0277)        1.00      2.82
1992-ILA Administration units.......     1.00        0.0266            --           0.0266       (0.0266)        1.00      2.67
1992-ILA Service units .............     1.00        0.0243            --           0.0243       (0.0243)        1.00      2.41

1991-ILA units .....................     1.00        0.0424            --           0.0424       (0.0424)        1.00      4.33
1991-ILA Administration units.......     1.00        0.0406            --           0.0406       (0.0406)        1.00      4.17
1991-ILA Service units .............     1.00        0.0386            --           0.0386       (0.0386)        1.00      3.91

1990-ILA units .....................     1.00        0.0550         (0.0001)        0.0549       (0.0549)        1.00      5.64
1990-ILA Administration units /(c)/.     1.00        0.0301            --           0.0301       (0.0300)        1.00      5.43/(b)/
1990-ILA Service units /(c)/........     1.00        0.0259            --           0.0259       (0.0259)        1.00      5.17/(b)/

1989-ILA units .....................     1.00        0.0591         (0.0001)        0.0590       (0.0590)        1.00      6.07

1988-ILA units .....................     1.00        0.0487          0.0003         0.0490       (0.0490)        1.00      5.03

1987-ILA units .....................     1.00        0.0413         (0.0003)        0.0410       (0.0410)        1.00      4.23

                                                                                              Ratio assuming no
                                                                                            waiver of fees and no
                                                                                              expense limitation
                                                                                         ==============================
                                                      Ratio of net          Net                          Ratio of net
                                     Ratio of net      investment         assets at      Ratio of net     investment
                                     expenses to        income to          end of         expenses to      income to
                                     average net       average net         period         average net     average net
                                       assets            assets          (in 000's)         assets          assets
                                    ===================================================================================
For the Years Ended December 31,
================================
1996-ILA units .....................      0.31%            3.20%           $1,514,443        0.41%           3.10%
1996-ILA Administration units.......      0.46             3.06                59,097        0.56            2.96
1996-ILA Service units .............      0.71             2.79                28,921        0.81            2.69

1995-ILA units .....................      0.31             3.65            $1,342,585        0.42            3.54
1995-ILA Administration units.......      0.46             3.51                48,773        0.57            3.40
1995-ILA Service units .............      0.71             3.24                49,647        0.82            3.13

1994-ILA units .....................      0.30             2.64             1,434,965        0.41            2.53
1994-ILA Administration units.......      0.45             2.50                97,778        0.56            2.39
1994-ILA Service units .............      0.70             2.20                36,492        0.81            2.09

1993-ILA units .....................      0.30             2.22             1,769,477        0.41            2.11
1993-ILA Administration units.......      0.45             2.08                99,896        0.56            1.97
1993-ILA Service units .............      0.70             1.83                45,172        0.81            1.72

1992-ILA units .....................      0.30             2.77             1,333,925        0.42            2.65
1992-ILA Administration units.......      0.45             2.66                50,225        0.57            2.54
1992-ILA Service units .............      0.70             2.43                29,534        0.82            2.31

1991-ILA units .....................      0.32             4.24             1,044,986        0.42            4.14
1991-ILA Administration units.......      0.47             4.06                37,567        0.57            3.96
1991-ILA Service units .............      0.72             3.86                52,399        0.82            3.76

1990-ILA units .....................      0.40             5.50               603,895        0.40            5.50
1990-ILA Administration units /(c)/.     0.55/(b)/         5.40/(b)/           42,498        0.55/(b)/       5.40/(b)/
1990-ILA Service units /(c)/........     0.80/(b)/         5.16/(b)/           56,810        0.80/(b)/       5.16/(b)/

1989-ILA units .....................      0.40             5.91               688,556        0.40            5.91

1988-ILA units .....................      0.40             4.87               907,782        0.40            4.87

1987-ILA units .....................      0.40             4.13               965,714        0.40            4.13
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
--------------------------------------------------------------------------------


                                         Income from investment operations
                                       =====================================




                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net       (loss) on       from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended
   December 31,
==========================
1996-ILA units .............    $1.00      $0.0299          --       $0.0299      $(0.0299)       $1.00         3.03%
1996-ILA Administration
   units ...................     1.00       0.0284          --        0.0284       (0.0284)        1.00         2.88

1995-ILA units .............     1.00       0.0349          --        0.0349       (0.0350)        1.00         3.55
1995-ILA Administration
   units ...................     1.00       0.0332          --        0.0332       (0.0332)        1.00         3.40

1994-ILA units .............     1.00       0.0250          --        0.0250       (0.0250)        1.00         2.53
1994-ILA Administration
   units ...................     1.00       0.0233          --        0.0233       (0.0233)        1.00         2.37

1993-ILA units .............     1.00       0.0206          --        0.0206       (0.0206)        1.00         2.09
1993-ILA Administration
   units ...................     1.00       0.0191          --        0.0191       (0.0191)        1.00         1.93
1993-ILA Service units .....     1.00       0.0166          --        0.0166       (0.0166)        1.00         1.68

1992-ILA units .............     1.00       0.0256       (0.0001)     0.0255       (0.0256)        1.00         2.62
1992-ILA Administration
   units ...................     1.00       0.0235       (0.0002)     0.0233       (0.0235)        1.00         2.47
1992-ILA Service units (c)..     1.00       0.0081          --        0.0081       (0.0081)        1.00         1.99/(b)/

1991-ILA units .............     1.00       0.0388          --        0.0388       (0.0388)        1.00         3.92
1991-ILA Administration
   units ...................     1.00       0.0376          --        0.0376       (0.0376)        1.00         3.80

1990-ILA units .............     1.00       0.0511       (0.0001)     0.0510       (0.0511)        1.00         5.24
1990-ILA Administration
   units (c)................     1.00       0.0042          --        0.0042       (0.0042)        1.00         5.14/(b)/

1989-ILA units .............     1.00       0.0573       (0.0001)     0.0572       (0.0572)        1.00         5.93


For the Period October 3, 1988 (commencement of operations) through
    December 31,
=========================================================
1988-ILA units .............     1.00      0.0139           --        0.0139       (0.0139)        1.00         5.81/(b)/



                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to         end        expenses to       income to
                               average net     average net     period of     average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ===========================================================================
For the Years Ended
   December 31,
==========================
1996-ILA units .............     0.41%            2.99%          $440,476      0.42%             2.98%
1996-ILA Administration
   units ...................     0.56             2.84                142      0.57              2.83

1995-ILA units .............     0.41             3.49            346,728      0.41              3.49
1995-ILA Administration
   units ...................     0.56             3.32                 61      0.56              3.32

1994-ILA units .............     0.40             2.50            227,399      0.41              2.49
1994-ILA Administration
   units ...................     0.55             2.33                790      0.56              2.32

1993-ILA units .............     0.40             2.06            229,839      0.44              2.02
1993-ILA Administration
   units ...................     0.55             1.91              1,425      0.59              1.87
1993-ILA Service units .....     0.76             1.66                 --      0.84              1.54

1992-ILA units .............     0.40             2.56            161,868      0.47              2.49
1992-ILA Administration
   units ...................     0.55             2.35                 31      0.62              2.28
1992-ILA Service units (c)..     0.80/(b)/                              3      0.87/(b)/         1.96/(b)/
                                                  2.03(b)

1991-ILA units .............     0.40             3.88            102,494      0.47              3.81
1991-ILA Administration
   units ...................     0.55             3.76                 13      0.62              3.69

1990-ILA units .............     0.40             5.11            106,972      0.40              5.11
1990-ILA Administration
   units (c)................     0.55/(b)/        5.33(b)              68      0.55/(b)/         5.33/(b)/

1989-ILA units .............     0.40             5.73            112,463      0.40             5.73

For the Period October 3, 1988 (commencement of
   operations) through December 31,
=========================================================

1988-ILA units .............     0.24/(b)/        5.74/(b)/        41,028     0.38/(b)/         5.60/(b)/
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1996, 1995, 1994.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.


Goldman Sachs Money Market Trust--Institutional Liquid Assets
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                      Income from investment operations
                                                  ----------------------------------------
                                      Net asset                 Net realized      Total                       Net asset
                                      value at       Net            loss       income from                     value at
                                      beginning   investment   on investment    investment    Distribution       end        Total
                                      of period     income      transactions    operations   to unitholders   of period   return(a)
                                      =============================================================================================
For the Years Ended December 31,
---------------------------------
1996-ILA units .....................    $1.00      $0.0301           --          $0.0301       $(0.0301)      $1.00         3.05%
1996-ILA Administration units ......     1.00       0.0288           --           0.0288        (0.0288)       1.00         2.90

1995-ILA units .....................     1.00       0.0344           --           0.0344        (0.0344)       1.00         3.51
1995-ILA Administration units ......     1.00       0.0328           --           0.0328        (0.0328)       1.00         3.35

1994-ILA units .....................     1.00       0.0262           --           0.0262        (0.0262)       1.00         2.56
1994-ILA Administration units ......     1.00       0.0247           --           0.0247        (0.0247)       1.00         2.41

1993-ILA units .....................     1.00       0.0221           --           0.0221        (0.0221)       1.00         2.21
1993-ILA Administration units ......     1.00       0.0205           --           0.0205        (0.0205)       1.00         2.05

1992-ILA units .....................     1.00       0.0265           --           0.0265        (0.0265)       1.00         2.71
1992-ILA Administration units ......     1.00       0.0253           --           0.0253        (0.0253)       1.00         2.55

For the Period February 15, 1991 (commencement of operations) through December 31,
-----------------------------------------------------------------------------------

1991-ILA units .....................     1.00       0.0347     (0.0002)           0.0345        (0.0347)       1.00       4.02/(b)/
1991-ILA Administration units /(c)/.     1.00       0.0330           --           0.0330        (0.0330)       1.00       3.87/(b)/

--------------------
                                                                                        Ratios assuming no
                                                                                      waiver of fees and no
                                                                                       expense limitations
                                                                                 ------------------------------
                                                     Ratio of net       Net                        Ratio of net
                                    Ratio of net      investment     assets at     Ratio of net     investment
                                     expenses to       income to        end         expenses to     income to
                                     average net      average net    of period      average net    average net
                                        assets           assets      (in 000's)        assets         assets
                                    ============================================================================
For the Years Ended December 31,
---------------------------------
1996-ILA units .....................    0.32%            3.01%        $70,175          0.43%          2.90%
1996-ILA Administration units ......    0.47             2.88          44,319          0.58           2.77

1995-ILA units .....................    0.30             3.44          90,537          0.44           3.30
1995-ILA Administration units ......    0.45             3.28          26,724          0.59           3.14

1994-ILA units .....................    0.24             2.62          84,517          0.47           2.39
1994-ILA Administration units ......    0.39             2.47          38,970          0.62           2.24

1993-ILA units .....................    0.10             2.21          48,367          0.51           1.80
1993-ILA Administration units ......    0.25             2.05          20,306          0.66           1.64

1992-ILA units .....................    0.10             2.65          16,844          0.57           2.18
1992-ILA Administration units ......    0.25             2.53          14,641          0.72           2.06

For the Period February 15, 1991 (commencement of operations) through December 31,
-----------------------------------------------------------------------------------
1991-ILA units .....................    0.10/(b)/        3.96/(b)/     11,070          0.76/(b)/      3.30/(b)/
1991-ILA Administration units/(c)/..    0.25/(b)/        3.90/(b)/     19,198          0.91/(b)/      3.24/(b)/

-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration unit activity commenced during February of 1991.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Unitholders and Board of Trustees of Goldman Sachs Money Market Trust--Institutional Liquid Assets:

   We have audited the accompanying statements of assets and liabilities of Goldman Sachs Money Market Trust--Institutional Liquid Assets (a Massachusetts business trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Institutional Liquid Assets as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                               ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 10, 1997


--------------------------------------  ----------------------------------------

--------------------------------------------------------------------------------



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                                      45

--------------------------------------------------------------------------------


------------------------------------   -----------------------------------------






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------------------------------------   -----------------------------------------

--------------------------------------------------------------------------------




-------------------------------------    ---------------------------------------









--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust--Institutional Liquid Assets Portfolios' Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

================================================================================

Goldman Sachs
1 New York Plaza
New York, NY 10004





Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary






Goldman Sachs
Investment Adviser,
Distributor and Transfer Agent




Goldman Sachs

Money Market Trust

Institutional

Liquid Assets

--------------------------------------------------------------------------------

Annual Report
December 31, 1996



Prime Obligations Portfolio
Money Market Portfolio
Government Portfolio
Treasury Obligations Portfolio
Treasury Instruments Portfolio
Federal Portfolio
Tax-Exempt Diversified Portfolio
Tax-Exempt California Portfolio
Tax-Exempt New York Portfolio



[LOGO OF GOLDMAN SACHS APPEARS HERE]

================================================================================

                     GOLDMAN SACHS MONEY MARKET TRUST
                   GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                4900 Sears Tower
                            Chicago, Illinois 60606

--------------------------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
                            ILA ADMINISTRATION UNITS

--------------------------------------------------------------------------------

Goldman Sachs Trust (the "Trust") is a no-load, open-end management investment company (or mutual fund) which includes the Goldman Sachs - Institutional Liquid Assets portfolios. This Statement of Additional Information relates solely to the offering of ILA Administration Units of:

Prime Obligations Portfolio;
Money Market Portfolio;
Treasury Obligations Portfolio;
Treasury Instruments Portfolio;
Government Portfolio;
Federal Portfolio;
Tax-Exempt Diversified Portfolio;
Tax-Exempt California Portfolio; and
Tax-Exempt New York Portfolio (individually, a "Portfolio" and collectively the "Portfolios").


Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Portfolios.

The Goldman Sachs Funds offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, Service Organizations, as defined below, will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, Service Organizations can call their AA through a toll-free number to place purchase or redemption orders or to obtain Portfolio account information. The AA can also answer inquiries about rates of return and portfolio composition/ holdings, and guide Service Organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows Service Organizations to purchase and redeem units and also obtain Portfolio and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to ILA Administration Units dated May 1, 1997, as amended and supplemented from time to time. A copy of the Prospectus may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                     Page in
                                   Statement of
                                    Additional
                                   Information
                                   ------------

Investment Policies and
Practices of the Portfolios......       4

Investment Limitations...........      43

Trustees and Officers............      47

The Adviser, Distributor and
Transfer Agent...................      53

Portfolio Transactions...........      57

Net Asset Value..................      58

Redemptions......................      60

Calculation of Yield Quotations..      61

Tax Information..................      64

Organization and Capitalization..      71

Custodian and Subcustodian.......      76

Independent Accountants..........      76

Financial Statements.............      76

Administration Plan..............      77

Appendix A (Description of
Securities Ratings)..............      A-1

                              ADMINISTRATION PLAN

     The Trust, on behalf of each Portfolio, has adopted an administration plan (the "Plan") with respect to the ILA Administration Units which authorizes the Portfolios to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such units. Pursuant to the Plan, the Trust, on behalf of each Portfolio, enters into agreements with Service Organizations which purchase ILA Administration Units on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole unitholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns ILA Administration Units, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange ILA Administration Units, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in units by customers. As compensation for such services, the Trust on behalf of each Portfolio pays each Service Organization an administration fee in an amount up to .15% (on an annualized basis) of the average daily net assets of the ILA Administration Units of each Portfolio attributable to or held in the name of such Service Organization for its customers.

     For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994, the amount of the administration fees paid by each Portfolio to Service Organizations was as follows:

                            1996      1995      1994
                          --------  --------  --------
Prime Obligations
  Portfolio               $ 65,534  $141,500  $262,293

Money Market Portfolio     316,155   223,420   265,715

Treasury Obligations
  Portfolio                145,201   165,430   175,368

Treasury Instruments
  Portfolio                145,441   110,355    57,915

Government Portfolio        63,048    94,196   206,144

Federal Portfolio          906,321   713,846   491,089

Tax-Exempt Diversified
  Portfolio                 73,660   103,673   146,224

Tax-Exempt California
  Portfolio                    262       600     1,938

Tax-Exempt New York
  Portfolio                 39,843    27,783    26,576

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in ILA Administration Units. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in ILA Administration Units.
In addition, under some state securities laws, banks and other financial institutions purchasing ILA Administration Units on behalf of their customers may be required to register as dealers.

     The Plans were approved by the respective holders of ILA Administration Units of each Portfolio on June 3, 1991. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plans or the related Service Agreements, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. They will remain in effect until April 30, 1998 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the ILA Administration unitholders of the affected Portfolio, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding ILA Administration Units of the affected Portfolio. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding ILA Administration Units of the affected Portfolio on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Portfolios and holders of ILA Administration Units of such Portfolios. In the Trustees' quarterly review of the Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

                        GOLDMAN SACHS MONEY MARKET TRUST
                   GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                4900 Sears Tower
                            Chicago, Illinois 60606

_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
_________________________________________________________________

Goldman Sachs Trust(the "Trust") is an open-end management investment company (or mutual fund) which includes the Goldman Sachs - Institutional Liquid Assets portfolios. This Statement of Additional Information relates solely to the offering of ILA Class B Units of Prime Obligations Portfolio and ILA Service Units of:

Prime Obligations Portfolio;
Money Market Portfolio;
Treasury Obligations Portfolio;
Treasury Instruments Portfolio;
Government Portfolio;
Federal Portfolio;
Tax-Exempt Diversified Portfolio;
Tax-Exempt California Portfolio; and
Tax-Exempt New York Portfolio (individually, a "Portfolio" and     collectively
the "Portfolios").


Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Portfolios.

The Goldman Sachs Funds offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, Service Organizations, as defined below, will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, Service Organizations can call their AA through a toll-free number to place purchase or redemption orders or to obtain Portfolio and account information. The AA can also answer inquiries about rates of return and portfolio composition/ holdings, and guide Service Organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows Service Organizations to purchase and redeem units and also obtain Portfolio and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with each Prospectus relating to the ILA Service Units and ILA Class B Units each dated May 1, 1997, as amended and supplemented from time to time. A copy of each Prospectus may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                     Page in
                                   Statement of
                                    Additional
                                   Information
                                   ------------

Investment Policies and
Practices of the Portfolios......             4

Investment Limitations...........            43

Trustees and Officers............            47

The Adviser, Distributor and
Transfer Agent...................            53

Portfolio Transactions...........            57

Net Asset Value..................            58

Redemptions......................            60

Calculation of Yield Quotations..            61

Tax Information..................            64

Organization and Capitalization..            71

Custodian and Subcustodian.......            76

Independent Accountants..........            76

Financial Statements.............            76

Service and Distribution Plans...            77

Appendix A (Description of
Securities Ratings)..............      A-1

                                 SERVICE PLAN
                           (ILA Service Units Only)

     The Trust, on behalf of each Portfolio, has adopted a service plan (the "Plan") with respect to the ILA Service Units which authorizes the Portfolios to compensate Service Organizations for providing certain account administration and personal account maintenance services to their customers who are or may become beneficial owners of such units. Pursuant to the Plan, the Trust, on behalf of each Portfolio, enters into agreements with Service Organizations which purchase ILA Service Units on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole unitholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns ILA Service Units, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange ILA Service Units, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in units by customers, (f) provide facilities to answer questions from prospective and existing investors about ILA Service Units, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization, and (j) act as liaison between customers and the Trust, including obtaining information from the Trust, working with the Trust to correct errors and resolve problems and providing statistical and other information to the Trust. As compensation for such services, the Trust on behalf of each Portfolio pays each Service Organization a service fee in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of each Portfolio attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets.

     For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994, the amount of the service fees paid by each Portfolio then in existence to Service Organizations was as follows:

                             1996       1995      1994
                          ----------  --------  --------

Prime Obligations
  Portfolio               $  494,274  $937,733  $630,669

Money Market Portfolio       128,313   102,642    82,267



 Treasury Obligations
  Portfolio               $  579,790   478,419   435,536

Treasury Instruments
  Portfolio                1,266,586   316,188   187,470

Government Portfolio         352,931   430,114   603,447

Federal Portfolio            562,023   254,508    34,415

Tax-Exempt Diversified
  Portfolio                  130,158   220,790   187,137

Tax-Exempt California
  Portfolio/(1)/                  --        --        --

Tax-Exempt New York
  Portfolio/(1)/                  --        --        --

--------------------------------------------------------

/(1)/ ILA Service Unit activity has not commenced operations.


    The Trust has adopted each Plan pursuant to Rule 12b-l under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-l, which was adopted by the Securities and Exchange Commission under the Investment Company Act, regulates the circumstances under which an investment company such as the Trust may bear expenses associated with the distribution of its securities. In particular, such an investment company cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of securities issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of ILA Service Units. However, should such payments be deemed by a court or the Securities and Exchange Commission to be distribution expenses, such payments would be duly authorized by the Plan.

    The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Trust, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of ILA Service Units automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of the Portfolios. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing ILA Service Units on behalf of their customers may be required to register as dealers pursuant to state law. Any such alteration or discontinuance of services could require the Trustees of the Trust to consider changing the Trust's method of operations or providing alternative means of offering ILA Service Units to customers of such Service Organizations, in which case the operation of the Trust, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Trust's operations would have any effect on the net asset value per unit or result in financial losses to any unitholder.

    Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in ILA Service Units. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in ILA Service Units.

    The Plans were approved by the respective holders of ILA Service Units of each Portfolio (other than the Tax-Exempt California and Tax-Exempt New York Portfolios) on June 3, 1991. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plans or the related Service Agreements, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. They will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the ILA Service unitholders of the affected Portfolio, and all material amendments of a Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding ILA Service Units of the affected Portfolio. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding ILA Service Units of the affected Portfolio on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Portfolios and holders of ILA Service Units of such Portfolios. In the Trustees' quarterly review of the Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS (ILA CLASS B UNITS ONLY)

AUTHORIZED DEALER SERVICE PLAN
==============================

      As described in the Prospectus, the Prime Obligations Portfolio with respect to its ILA Class B Units has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (an "Authorized Dealer Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for the provision of personal and account maintenance services. The Authorized Dealer Service Plan has been most recently approved by the Board of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Service Plan, at a meeting held on April 23, 1997. With respect to its ILA Class B Units, the Prime Obligations Portfolio's Authorized Dealer Service Plan provides for the compensation for personal and account maintenance services at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to ILA Class B Units.

    The Authorized Dealer Service Plan will remain in effect until June 1, 1998 and from year to year thereafter, provided that the continuance of such service plan is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Service Plan. All material amendments of the Authorized Dealer Service Plan must also be approved by the Trustees of the Trust in the manner described above. The Authorized Dealer Service Plan may be terminated at any time as to the Prime Obligations Portfolio without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the outstanding ILA Class B Units of the Prime Obligations Portfolio. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the

Authorized Dealer Service Plan will benefit the Prime Obligations Portfolio and its ILA Class B Unitholders.

    CLASS B DISTRIBUTION PLAN. As described in the Prospectus, the Trust has adopted, on behalf of the Prime Obligations Portfolio, a distribution plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act with respect to ILA Class B Units. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

    The Class B Plan was most recently approved on April 23, 1997 on behalf of the Trust by a majority vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Class B Plan, cast in person at a meeting called for the purpose of approving the Class B Plan.

    With respect to the Prime Obligations Portfolio, the compensation payable under the Class B Plan is equal to 0.75% per annum of the average daily net assets attributable to ILA Class B Units of that Portfolio. The fees received by Goldman Sachs under the Class B Plan and contingent deferred sales charges on ILA Class B Units may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of ILA Class B Units. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Prime Obligations Portfolio's ILA Class B Units. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

    The Class B Plan is a compensation plan which provides for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plan were terminated by the Trust's Board of Trustees and no successor plan were adopted, the Prime Obligations Portfolio would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

    Under the Class B Plan, Goldman Sachs, as distributor of the Portfolio's ILA Class B Units, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plan and the purposes for which such services were performed and expenditures were made.

    The Class B Plan will remain in effect with respect to the Prime Obligations Portfolio from year to year, provided such continuance is approved annually by a majority vote of the Board of Trustees, including a majority of the non-interested Trustees. The Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to the Prime Obligations Portfolio without approval of a majority of the outstanding ILA Class B Unitholders of that Portfolio. All material amendments of the Class B Plan must also be approved by the Board of Trustees of the Trust in the manner described above. The Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the ILA Class B Units of that Portfolio. So long as the Class B Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plan will benefit the Prime Obligations Portfolio and its respective ILA Class B Unitholders.

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606


       ----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 1997

                                   FST SHARES

       ----------------------------------------------------------------


Goldman Sachs Trust (the "Trust") is a no-load, open-end, manage ment investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Plus Fund ("Plus Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Trea sury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Munici pal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Mutual Funds offer banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide shareholders through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Shares dated May 1, 1997, a copy of which may be obtained without charge by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                          Page in
                                        Statement of
                                        Additional
                                        Information
                                       -------------
Investment Policies and Practices
     of the Funds                          4
Investment Limitations                    17
Trustees and Officers                     21
The Adviser, Distributor and Transfer
  Agent                                   26
Portfolio Transactions                    29
Net Asset Value                           33
Redemptions                               35
Calculation of Yield Quotations           36
Tax Information                           38
Organization and Capitalization           43
Custodian and Subcustodian                47
Independent Accountants                   47
Financial Statements                      48
Appendix A (Description of Securities
  Ratings)                               A-1

                INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Pro spectus:

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS
------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may also acquire custodial re ceipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS
------------------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corpo rations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obliga tions of domestic, or in the case of the Money Market and Plus Funds, foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Prime Obligations Fund, Plus Fund and Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guaran tee the return of principal and may guarantee a stream of pay ments over time.
A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Fund will be regarded as illiquid.

REPURCHASE AGREEMENTS
---------------------

Each Fund (other than Treasury Instruments Fund) may enter into repurchase agreements only with primary dealers in U.S. Govern ment Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminat ed.

For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, generally, for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller.

If, in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unse cured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To mini mize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertain ties, this risk, like others associated with repurchase agree ments, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in the price of the Obligation.

Apart from risks associated with bankruptcy or insolvency pro ceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securi ties so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, the Funds (other than the Treasury Instruments Fund), together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES
------------------

Money Market Fund and Plus Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Tax-Free Fund and Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valua tion, Money Market Fund and Plus Fund are restricted to pur chasing U.S. dollar denominated securities, but they are not otherwise precluded from purchasing securities of foreign issu ers.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES
----------------------------------------------

Each of Prime Obligations Fund, Money Market Fund and Plus Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, install ment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agree ments, corporate securities and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distribu tions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. The value of a Fund's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obliga tions. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund's other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objective and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obliga tions, Money Market and Plus Funds' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding para graph. However, a Fund will generally not invest in an asset-backed security if the income received with respect to such investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Infor mation" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

As set forth above, several types of asset-backed and receiv ables-backed securities have already been offered to investors, including, for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehi cles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administer ing the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical informa tion reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that antici pated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require Prime Obligations, Money Market or Plus Fund to dispose of any of their respective existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES
----------------------------------------------

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securi ties (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or pur chase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchas ing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renego tiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transac tions; distributions from any net capital gains would be taxable to its shareholders. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commit ment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Each Fund (other than Treasury Obligations and Treasury Instru ments Funds) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable nor are they ordinarily rated. A Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS
--------------------------------------------------

Each Fund (other than Treasury Obligations and Treasury Instru ments Funds) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjust able at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instru ments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's in vestment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Fund, a variable or floating rate demand instrument which is unrated must have quality characteris tics similar to those of other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The maturity of the variable or floating rate demand instruments held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments and in the event that such instruments are illiquid, the Funds' invest ments in such instruments will be subject to the limitation on illiquid securities.

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in participation inter ests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such partici pation interests provide a Fund with a specific undivided inter est (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid princi pal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the partic ipation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institu tion usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES
----------------------------------------

A Fund may purchase securities that are not registered ("re stricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the

Adviser the daily function of determining and monitoring liquidi ty of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board of Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institu tional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS
---------------------

Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentali ties and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations where, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security includ ing partially or fully insured, rent subsidized and/or collater alized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Funds may purchase are limited to short-term serial bonds--those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

The Funds which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obliga tion (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the finan cial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity.
Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

Although Tax-Free Fund and Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the

Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treat ment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provi sions is unclear. Tax-Free Fund and Municipal Fund intend to manage their respective portfolios in a manner designed to elimi nate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of munici pal obligations as well as numerous differences in the security of municipal obligations both within and between the two princi pal classifications above.

Tax-Free Fund and Municipal Fund may purchase municipal instru ments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future politi cal and economic developments, nationalization, foreign govern mental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (includ ing branches).

For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

Municipal obligations purchased for a Fund are subject to the policy on holdings of securities which are not readily marketable contained in the Fund's Prospectus. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance liquidity. In addition, standby commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market condi tions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obliga tions. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legisla tures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS
-------------------

In order to enhance the liquidity, stability or quality of municipal obligations, Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by the Fund. In consid ering whether a security meets a Fund's quality standards, the Adviser will look to the creditworthiness of the party providing the Fund with the right to sell.

The Funds each value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the Fund's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Fund that may enter into such transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Fund.

Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Internal Revenue Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers, and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) to the effect that they are considered the owners of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to them. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance letter rulings as to the identity of the true owner of property in cases involving the sale of securi ties or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund and Municipal Fund each intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distribution of tax-exempt interest earned with respect to such municipal obliga tions will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to these Funds and neither Fund has assumed that such commitments will be available under all market conditions.


                             INVESTMENT LIMITATIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of
(1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be consid ered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encum brance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Invest ment Restriction (3).

 Accordingly, the Trust may not on behalf of any Fund:

(1) make any investment inconsistent with the Fund's classifi cation as a diversified company under the Investment Company Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act.

(2) purchase securities if such purchase would cause more than 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activi ties in the same industry. However, there is no limitation with respect to, and each Fund (other than Money Market Fund and Plus Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. Each of Money Market Fund and Plus Fund may concentrate its investments in obli gations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateral ized by such obligations. However, if adverse economic conditions prevail in the banking industry, each of Money Market Fund and Plus Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in such obligations. For the purposes of this re striction, state and municipal governments and their agen cies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit fi nance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

(3) borrow money, except that (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through re verse repurchase agreements in amounts up to 33/1/3/% of its total assets (including the amount borrowed),
     (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of port folio securities, and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

(4) make loans, except through (a) the purchase of debt obligations in accordance with each Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.

(6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8) issue senior securities to the extent such issuance would violate applicable law.

Each Fund may, notwithstanding any other fundamental restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accord ingly, the Trust may not, on the behalf of any Fund:

     (a) invest in companies for the purpose of exercising control or management.

     (b) invest more than 10% of a Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

     (d)  make short sales of securities, except short sales against the box.

As money market funds, the Funds must also comply with Rule 2a-7 under the Investment Company Act. Amendments to Rule 2a-7 have been proposed and are expected to be effective at some time in 1997. The following assumes that such amendments are in effect as currently proposed. While a detailed and technical Rule, Rule 2a-7 has three basic requirements: portfolio maturity, portfolio quality and portfolio diversification. Portfolio Maturity. Rule 2a-7 requires that the maximum maturity of any security in a Fund's portfolio may not exceed 397 days and a Fund's average portfolio maturity may not exceed 90 days. Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule and the Prospectus). Each Fund, other than the Tax-Exempt Funds, as a matter of non-funda mental policy only invests in First Tier securities. Portfolio diversification. The Prime Obligations, Money Market Plus, Government, Treasury Obligations, Money Market, Federal, Trea sury Instruments and Tax-Free Money Market Funds may not invest more than 5% of their total assets in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Immediately after the acquisition of any put (i.e., the right to sell the security within a specified period at a price equal to its amortized cost), with respect to 75% of the assets of a Fund , no more than 10% of the Fund's total assets may be invested in securities issued by or subject to puts issued by the same issuer. In the case of the Tax-Exempt Funds (which are the only Funds that may invest in Second Tier securities), immediately after the acquisition of a put that is a Second Tier security, no more than 5% of the Tax-Exempt Fund's total assets may be invested in securities or puts issued by the institution that issued the put. The Tax-Exempt Fund's investment in Second Tier securities that are conduit securities, which are municipal securities involving an agreement or arrangement providing for payment by a person other than the issuer of the municipal security, that are not subject to an unconditional demand feature, may not exceed 5% of the Fund's total assets and the Fund's investment in such conduit securities issued by any issuer may not exceed 1% of the Fund's total assets. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating, by that NRSRO, are "First Tier Securi ties". Securities rated in the top two short-term rating catego ries by at least two NRSROs, but which are not First Tier Securi ties are "Second Tier Securities." NRSROs include S&P, Moody's, Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

"Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, author ities or instrumentalities.

                             TRUSTEES AND OFFICERS

Information pertaining to the Board of Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.


NAME, AGE               POSITIONS       PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST      DURING PAST 5 YEARS
-----------             ----------      -------------------
Ashok N. Bakhru, 53     Chairman        Executive Vice President -
1325 Ave. of Americas     & Trustee     Finance and Administration
and NY, NY  10019                       Chief Financial Officer, Coty Inc.
                                        (since April 1996); President, ABN
                                        Associates (since June 1994); Senior
                                        Vice President of Scott Paper Com pany
                                        until June 1994; Director of Arkwright
                                        Mutual Insurance Company; Trustee of
                                        Interna tional House of Philadelphia;
                                        Member of Cornell University Council;
                                        Trustee of the Walnut Street Theater.

*David B. Ford, 51      Trustee         Managing Director, Goldman
One New York Plaza                      Sachs (since 1996); General
New York, NY 10004                      Partner, Goldman Sachs (1986-
                                        1996); Co-Head of GSAM (since December
                                        1994).


*Alan A. Shuch, 48      Trustee         Limited Partner, Goldman Sachs
One New York Plaza                      (since 1994); Director and
York, NY 10004                          Vice President of Goldman Sachs Funds
                                        Management, Inc. (from April 1990 to
                                        November 1994); President and Chief
                                        Operating Officer, GSAM (from September
                                        1988 to November 1994).

NAME, AGE               POSITIONS       PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST      DURING PAST 5 YEARS
-----------             ----------      -------------------

Jackson W. Smart, 66    Trustee         Chairman, Executive Committee,
One Northfield Plaza                    First Commonwealth, Inc. (a
#218                                    managed dental care company,
Northfield, IL 60093                    (since January 1996); Chairman and Chief
                                        Executive Officer, MSP Communications
                                        Inc. (a company engaged in radio
                                        broadcasting) (since November 1988);
                                        Director, Federal Ex press Corporation
                                        (since 1976), Evanston Hospital Cor
                                        poration (since 1980), First
                                        Commonwealth, Inc. (since 1988) and
                                        North American Pri vate Equity Group (a
                                        venture capital fund).


William H. Springer, 67 Trustee         Vice Chairman and Chief
701 Morningside Drive                   Financial and Administrative
Lake Forest, IL 60045                   Officer of Ameritech (a tele
                                        communications holding company,(February
                                        1987 to June 1991); Director, Walgreen
                                        Co. (a retail drug store busi ness);
                                        Director of Baker, Fentress & Co. (a
                                        closed-end, management investment
                                        company.


Richard P. Strubel, 57  Trustee         Managing Director, Tandem
70 West Madison St.                     Partners, Inc. (since 1990);
Suite 1400                              President and Chief Executive
Chicago, IL 60602                       Officer, Microdot, Inc.
                                        (a diversified manufacturer of fastening
                                        systems and connectors)(January 1984 to
                                        October 1994).


*Douglas C. Grip, 35    President       Vice President, Goldman Sachs
One New York Plaza                      (since May 1996);
New York, NY 10004                      President, MFS Retirement Services Inc.,
                                        of Massachusetts Financial Services
                                        (prior thereto).

NAME, AGE               POSITIONS       PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST      DURING PAST 5 YEARS
-----------             ----------      -------------------

*Scott M. Gilman, 37    Treasurer       Director, Mutual Funds Admin-
One New York Plaza                      istration, GSAM (since April
New York, NY                            1994);    Assistant Treasurer,
10004                                   Goldman Sachs Funds Management,
                                        Inc. (since March 1993); Vice President,
                                        Goldman Sachs (since March 1990).

*John M. Perlowski, 32  Assistant       Vice President, Goldman Sachs
One New York Plaza                      Treasurer  (since July 1995); Director,
New York, NY                            Investors Bank and Trust
10004                                   Company (November 1993 to July 1995);
                                        Audit Manager of Arthur Andersen LLP
                                        (prior thereto).

*Pauline Taylor, 50     Vice            Vice President of Goldman
4900 Sears Tower        President       Sachs (since June 1992);
Chicago, IL                             Director, Shareholder Servic-
60606                                   ing of GSAM (since June 1992).

*John W. Mosior, 58     Vice            Vice President, Goldman Sachs
4900 Sears Tower        President       and Manager of Shareholder
Chicago, IL                             Servicing of GSAM (since
60606                                   November 1989).

*Nancy L. Mucker, 47    Vice            Vice President, Goldman Sachs;
4900 Sears Tower        President       Manager of Shareholder
Chicago, IL                             Servicing of GSAM (since
60606                                   November 1989).

*Michael J. Richman, 36 Secretary       Associate General Counsel of
85 Broad Street                         GSAM since February 1994);
New York, NY                            Vice President and Assistant
10004                                   General Counsel of Goldman Sachs (since
                                        June 1992);

                                        Counsel to the Funds Group, GSAM (since
                                        June 1992); Partner, Hale and Dorr (Sep-tember 1991 to June 1992).


NAME, AGE               POSITIONS       PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST      DURING PAST 5 YEARS
-----------             ----------      -------------------

*Howard B. Surloff, 31  Assistant       Assistant General Counsel and
85 Broad Street          Secretary      Vice President, Goldman Sachs
New York, NY 10004                      (since November 1993 and May 1994,
                                        respectively ); Counsel to the Funds
                                        Group, GSAM (since November 1993); Asso
                                        ciate of Shereff, Friedman, Hoffman &
                                        Goodman (prior thereto).

*Steven E. Hartstein, 33 Assistant      Legal Products Analyst,
85 Broad Street          Secretary      Goldman Sachs (June 1993 to
New York, NY 10004                      present); Funds Compliance Officer,
                                        Citibank Global Asset Management (August
                                        1991 to June 1993).

*Deborah Farrell, 25    Assistant       Administrative Assistant,
85 Broad Street          Secretary      Goldman Sachs (since
New York, NY 10004                      January 1994). Formerly at Cleary
                                        Gottlieb, Steen and Hamilton.

*Kaysie P. Uniacke, 36  Assistant       Vice President and Senior
One New York Plaza      Secretary       Portfolio Manager, GSAM
New York, NY 10004                      (since 1988).


*Elizabeth D.
  Anderson,       27    Assistant       Portfolio Manager, GSAM (since
One New York Plaza       Secretary      April 1996); Junior Portfolio
New York, NY 10004                      Manager, GSAM (since 1995-1996); Funds
                                        Trading Assis tant, GSAM (1993-1995);
                                        Com pliance Analyst, Prudential
                                        Insurance (1991-1993).

Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, adminis trator and/or distributor. As of April 1, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attend ed and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended December 31, 1996:


                                          Pension or           Total
                                          Retirement        Compensation
                                           Benefits      from Goldman Sachs
                          Aggregate       Accrued as        Mutual Funds
                         Compensation       Part of        (including the
Name of Trustee         from the Funds  Funds' Expenses       Funds)*
----------------------  --------------  ---------------  ------------------

Paul C. Nagel, Jr.**       $28,050            $0             $62,450
Ashok N. Bakhru            $35,126            $0             $69,299
Marcia L. Beck***          $0                 $0             $0
David B. Ford              $0                 $0             $0
Alan A. Shuch              $0                 $0             $0
Jackson W. Smart           $29,198            $0             $58,954
William H. Springer        $29,198            $0             $58,954
Richard P. Strubel         $29,198            $0             $58,594

______________


     * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the nine Funds, on December 31, 1996.

    **    Retired as of June 30, 1996.

   ***    Resigned as President and Trustee on May 1, 1996.

                  THE ADVISER, DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER
-----------

GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Funds. Under the Management Agreement between Goldman Sachs and the Trust on behalf of the Funds, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Fund, acts as investment adviser and directs the investments of the Funds. In addition, GSAM administers the Funds' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, trans fer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .205% of each Fund's average daily net assets. GSAM has agreed to reduce or otherwise limit certain other expenses (excluding management fees, fees payable to Service Organizations, taxes, interest, brokerage and litigation, indem nification and other extraordinary expenses) of each Fund, on an annualized basis, to .01% of the average daily net assets of that Fund. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Fund's estimated annualized expense ratio and the expense limit for that Fund. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose a portion of its management fee.

The Trust, on behalf of each Fund, is responsible for all expens es other than those expressly borne by GSAM under the Funds' Management Agreement. The expenses borne by shares of each Fund include, without limitation, the fees payable to GSAM, the fees and expenses of the Funds' custodian, fees and expenses of the Funds' transfer agent, filing fees for the registration or quali fication of shares under federal or state securities laws, expenses of the organization of the Funds, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law, legal and auditing and tax fees and expens es (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to sharehold ers and regulatory authorities, their proportionate share of the compensation and expenses of the Trust's "non-interested" Trust ees, and extraordinary expenses incurred by the Funds.

Prior to May 1, 1997, the Funds then in operation had separate investment advisory and administration agreements. Effective May 1, 1997 the services under such agreements were combined in the Management Agreement. The services required to be performed for the Funds and the combined advisory and administration fees payable by the Funds under the former advisory and administration agreements are identical to the services and fees under the Management Agreement. For the fiscal years ended December 31, 1996 and December 31, 1995 and the eleven months ended December 31, 1994 the amounts of the management fee (including both advisory and administration fees) incurred by each Fund were as follows:



                                    Dec. 1996    Dec. 1995    Dec. 1994
                                   -----------  -----------  -----------
Prime Obligations Fund              $8,504,328   $7,194,392   $3,485,286
Money Market Fund/(1)/               5,131,644    3,236,027      900,121
Treasury Obligations Fund            4,121,944    2,401,903    1,186,773
Government Fund                      2,179,655    1,119,731      243,841
Tax-Free Money Market Fund/(2)/        930,176      459,413       35,436

------------------------------------------------------------------------

/(1)/  Commenced operations May 18, 1994.
/(2)/  Commenced operations July 19, 1994.



GSAM has agreed that it will not impose a portion of its manage ment fee. Had such fees been imposed, the following additional fees (including both advisory and administration fees) would have been incurred by these Funds for the periods indicated:

                                   Dec. 1996   Dec. 1995   Dec. 1994
                                   ----------  ----------  ----------
Prime Obligations Fund             $1,750,891  $3,173,924  $1,609,383
Treasury Obligations Fund             848,635   1,747,326     554,447
Government Fund                       448,753     493,804     159,290
Money Market Fund/(1)/              1,142,133   1,063,477     482,154
Tax-Free Money Market Fund/(2)/       219,242     304,151     109,909
---------------------------------------------------------------------

/(1)/ Commenced operations May 18, 1994.
/(2)/ Commenced operations July 19, 1994.

The Management Agreement entered into on behalf of the Funds was most recently approved by the Trustees, including the "non-inter ested" Trustees, on April 23, 1997. The Funds' shareholders approved the Management Agreement on April ____, 1997. The Management Agreement will remain in effect until June 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Fund (as defined in the Investment

Company Act) and, in either case, by a majority of "non-interested" Trustees.


Goldman Sachs has authorized any of its directors, partners, officers and employees who has been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

In addition, GSAM assumed certain expenses related to the opera tions of each Fund during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Fund's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the Funds would have incurred the following additional expenses:



                                1996      1995     1994
                              --------  --------  -------
Prime Obligations Fund        $637,605  $382,318  $   -0-
Money Market Fund              456,796   420,234     N/A
Treasury Obligations           551,885   280,395      -0-
Government Fund                352,113   197,008   98,125
Tax-Free Money Market Fund      83,097    83,376     N/A
--------------------------


Each Fund may use any name derived from the name "Goldman Sachs" only as long as its Management Agreement remains in effect. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund or by either party upon sixty (60) days' written notice to GSAM or by GSAM without penalty at any time on 60 days' written notice to the Trust.

In managing the Tax-Free Money Market Fund, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic character istics.



THE DISTRIBUTOR AND TRANSFER AGENT
----------------------------------

Goldman Sachs acts as principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust which was most recently approved by the Board of Trustees on April 23, 1997. Goldman Sachs also serves as the transfer agent of each Fund. Goldman Sachs provides customary transfer agency services to the Funds, including the handling of share holder communications, the processing of shareholder transac-tions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. Goldman Sachs currently imposes no fees under its transfer agency agreement with the Funds.

Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $112 billion and partners' capital of $2 billion. Goldman Sachs became registered as an investment adviser in 1981. As of March 24, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $104.9 billion in total assets.


                             PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consider ation to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and finan cial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions direct ly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in trans actions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED
     -------------------------------------------------------------------------
BY GOLDMAN SACHS.  The involvement of the Advisers and Goldman Sachs and their
----------------
affiliates, in the manage ment of, or their interest in, other accounts and other activi ties of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limita tion, the Advisers and their advisory affiliates, Goldman Sachs International ("GSI") and
J. Aron & Co. ("ARON") have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collec tive investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major partici pants in the global currency, equities, swap and fixed-income markets, in each case on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, curren cies, and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Funds invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion of such entitles to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be peri ods, for example, when the Advisers, and/or their affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which, or in securities of issuers for which, the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs, ARON and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accor dance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities, but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affili ation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activi ties of Goldman Sachs and its affiliates in securities, curren cies and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman

Sachs, ARON and/or their affiliated entities. As a result, the performance by these principals and employees of their obliga tions to such other entities may be a consideration of which investors in the Funds should be aware.

     The Advisers may enter into transactions and invest in instruments and, in the case of Global Income Fund and Core Fund, currencies on behalf of the applicable Funds in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Funds, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue deriva tive instruments for customers of Goldman Sachs or its affili ates, the underlying securities currencies or instruments of which may be those in which the Funds invest or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interest of the client. To the extent affiliated transac tions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arm's-length basis.

     Each Fund will be required to establish business relation ships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on a Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other sharehold ers in deciding whether to redeem its shares.

During the fiscal year ended December 31, 1996, the Trust ac quired and sold securities of its regular broker-dealers: [insert names] As of December 31, 1995, each Fund held the following amounts of securities of its regular broker/dealers as defined in Rule 10b-1 under the Investment Company Act, or their parents ($ in thousands); Prime Obligations Fund - Bear Stearns ($149,014), Swiss Bank Corp. ($52,981), Chase Manhattan ($246,912), Morgan Stanley & Co., Inc. ($267,039); Government Fund - Bear Stearns ($50,000), Morgan Stanley & Co. ($138,753), Chase Manhattan ($115,627), Swiss Bank Corp. ($62,531); Treasury Obligations Fund - Swiss Bank Corp. ($252,384), Bear Stearns ($125,000), Lehman Brothers ($125,000), Union Bank of Switzerland ($125,000), Chase Manhattan ($466,686), Daiwa Securities ($125,000), Morgan Stanley & Co., Inc. ($560,024), Smith Barney Inc. ($100,000); and Money Market Fund - Swiss Bank Corp. ($36,494), Chase Manhattan ($102,482), Morgan Stanley & Co., Inc. ($103,879).


                                NET ASSET VALUE

The net asset value per share of each Fund (except for Government Fund, Money Market Plus Fund and Treasury Obligations Fund) is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the Government Fund, Money Market Plus Fund and Treasury Obligations Fund, net asset value is determined at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which banks in Chicago, Boston or New York are closed on local holidays. Such holidays include: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Each Fund's portfolio securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Trustees have deter mined to be in the best interests of each Fund and its sharehold ers. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valua tion, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

  The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Trust ees, at such intervals as they deem appropriate, to determine whether such Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amor tized cost, as well as review of the methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such correc tive action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

In order to continue to use the amortized cost method of valua tion each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are at the time of acquisition rated by the requisite number of NRSROs in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than ninety (90) days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and may not purchase any instrument with a remaining maturity of more than thirteen (13) months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a stated maturity of more than thirteen (13) months, if (i) the security is a floating or variable rate security with certain demand and interest rate reset features and (ii) the security, except in the case of Tax-Free Fund and Municipal Fund, is a First Tier Security.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of credi tors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses are allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares (if any) will be subject to different expense structures (see "Organization and Capitalization").


                                  REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under appli cable laws and regulations, suspend payment on the redemption of the Fund's shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from a Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

A FST shareholder of any Fund with balances in excess of $100 million may elect to have a special account with State Street for the purpose of redeeming shares from its account in that Fund by check. When State Street receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the shareholder by State Street. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liqui dation of an account. If the amount of a check is greater than the value of shares held in the shareholder's account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or Service Organization in general. The Trust and State Street reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regula tions impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.


                        CALCULATION OF YIELD QUOTATIONS

Each Fund's yield quotations are calculated in accordance with a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

Yield, effective yield and tax equivalent yield are calculated separately for each class of a Fund's shares. Each class of shares is subject to different fees and expenses and, consequently, may have differing yields for the same period.

The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

Each Fund also may advertise a quotation of effective yield for a seven (7) calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding one (1) to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

             Effective Yield=[(base period return + 1)/365/7/] - 1.

Treasury Instruments, Federal, Tax-Free and Municipal Funds may also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund. The return of each Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

     The yield, effective yield and tax-equivalent yield of each Fund, with respect to FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares for the seven-day period ended December 31, 1996 were as follows:

                                         Effective  Tax-Equivalent
                                  Yield    Yield        Yield
                                  -----  ---------  --------------
Prime Obligations Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A

Money Market Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A

Treasury Obligations Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A


Government Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A

Tax-Free Fund:
     FST Shares                   ____   _____      _____
     FST Administration Shares    ____   _____      _____
     FST Service Shares           ____   _____      _____

     FST Preferred Shares         ____   _____      _____

The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Fund for the same period would have been as follows:

                                         Effective  Tax-Equivalent
                                  Yield    Yield        Yield
                                  -----  ---------  --------------

Prime Obligations Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A

 Money Market Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A

Treasury Obligations Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A

Government Fund:
     FST Shares                   ____   _____      N/A
     FST Administration Shares    ____   _____      N/A
     FST Service Shares           ____   _____      N/A
     FST Preferred Shares         ____   _____      N/A

Tax-Free Fund:
     FST Shares                   ____   _____      _____
     FST Administration Shares    ____   _____      _____
     FST Service Shares           ____   _____      _____
     FST Preferred Shares         ____   _____      _____


The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

From time to time any Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or potential benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend period ic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summa rize the services that GSAM and/or its affiliates provide in support of an asset allocation program.


                                TAX INFORMATION

Each Fund has qualified and has elected or intends to qualify and elect to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income for the taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% test"); (b) derive less than 30% of its gross income for the taxable year from the sale or other disposition of stock, securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total (gross) assets is represented by cash and cash items (including receivables), U.S. Government secu rities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total (gross) assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securi ties, and the issuer will be identified on the basis of the market risk and credit risk associated with any particular interest. Certain payments received with respect to such inter ests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year in accordance with the Code's timing and other requirements, provided that the Fund distributes at least 90% of its investment company taxable income (generally, all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year, and in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a nondeductible 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obliga tions and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Divi dends paid by a Fund from the excess of net long-term capital gain (if any) over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction. A Fund's net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of that Fund. At December 31, 1996, the Funds had approximately the following amounts of capital loss carry for wards:

                                           Years of
                              Amount       Expiration
                              ------       ----------
Tax Free Money Market Fund    $13,000      2004

Distributions paid by Tax-Free Fund or Municipal Fund from tax-exempt interest received by it and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code (not including shares of other regulated investment companies that may pay exempt-interest dividends, because such shares are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Funds from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain

"private activity bonds", if any, received by a Fund may constitute tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular shareholders. In addition tax-exempt distributions of a Fund may be considered in computing the "adjusted current earnings" preference item of its corporate shareholders in determining the corporate alternative minimum tax. To the extent that a Fund invests in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from federal income tax, or earns other taxable income any distributions of income from such investments or other taxable income will be taxable to shareholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indi rectly to purchase or carry shares of Tax-Free Fund or Municipal Fund will generally not be deductible. The availability of tax-exempt obligations and the value of these Funds may be affected by restrictive tax legislation enacted in recent years.

In purchasing municipal obligations, Tax-Free Fund and Municipal Fund each relies on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purpos es. Each Fund does not undertake independent investigations con cerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct.

Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distribu tions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.

Money Market Fund and/or Plus Fund may be subject to foreign withholding or other foreign taxes with respect to its invest ments in certain securities of foreign entities. These taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties in some cases, and the applicable Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although neither Fund anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by either Fund, that Fund could make an election under Code Section 853 to permit its shareholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of quali fied taxes paid by the Fund in foreign countries. In the event such an election is made, shareholders will be required to include their pro rata share of such taxes in gross income and may be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Tax-Free Fund or Municipal Fund will not be subject to backup withholding if the applicable Fund reasonably estimates that at least 95% of its distributions will be exempt interest dividends. Each Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct, if applicable, or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

Redemptions (including exchanges) and other dispositions of Fund shares in transactions that are treated as sales for tax purposes will generally not result in taxable gain or loss, provided that the Funds successfully maintain a constant net asset value per share. Shareholers should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption, exchange or other disposition of Fund shares is properly treated as a sale for tax purposes.

All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder who is required to file a federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year, includ ing, in the case of the Tax-Free Fund and the Municipal Fund, the amounts that qualify as exempt-interest dividends and any por tions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who received exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax advisor to deter mine the tax consequences of an investment in the Fund in the shareholder's own state and locality.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more informa tion.



The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund and, if a current IRS Form W-8 or acceptable substitute is not on file with the Fund, may be subject to backup witholding on certain payments.

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Funds may have tax consequences for shareholders different from those of a direct investment in the Funds' securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Govern ment or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particu lar state or on direct U.S. Government obligations and/or exempt from intangible property tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information, which are subject to change either prospectively or retroactively.

                        ORGANIZATION AND CAPITALIZATION

The Trust is a Massachusetts business trust established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated December 6, 1978. Effective December 27, 1994, Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government Fund, Tax-Free Fund and Municipal Fund were reorga nized, and each such Fund became a separate series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978. Prior to the reorganization, each Fund (other than Plus Fund) had been a separate series of Financial Square Trust ("FST"), which was also a Massachusetts business trust. Except for the fact that the Funds are now series of the Trust, shares of each Fund represent the same interest in such Fund's assets, are of the same class, are subject to the same terms and conditions, fees and expenses and confer the same rights as when each Fund was a series of FST. Plus Fund was organized as a series of the Trust in October, 1995.

Each shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Board of Trustees has authority under the Declaration of Trust to create and classify shares of beneficial interest in separate series or funds of the Trust without further action by sharehold ers. The Declaration of Trust further authorizes the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Board of Trustees has authorized the issuance of up to four classes of shares of each of the Funds:
FST Shares, FST Service Shares, FST Administra tion Shares and FST Preferred Shares.

Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund represents an equal proportionate interest in the assets belonging to such Fund. It is contemplat ed that most shares will be held in the accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designat ed by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Fund for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its custom ers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintain account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including mainte nance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service Shares of a Fund bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of a Fund. In the event a Fund is distributed by sales persons or any other persons, they may receive different compen sation with respect to different classes of shares of a Fund. FST Administration Shares, FST Preferred Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another Fund. Except as described above, the four classes of shares are identi cal. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

Each FST Share, FST Service Share, FST Administration Share and FST Preferred Share of a Fund is entitled to one vote per share; however, separate votes will be taken by the Fund or class (or by more than one fund of the Trust or class voting as a single class if similarly affected) on matters affecting only the Fund or class (or those affected funds of the Trust or classes) or as otherwise required by law. Shares are freely transferable and have no preemptive, subscription or conversion rights. All shares issued and outstanding are fully paid and non-assessable. The Declaration of Trust provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated mat ters. The Trust does not generally hold annual or other meetings of shareholders. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

As of the date of this Statement of Additional Information, no shares of Municipal Fund and Plus Fund were outstanding.

As of April 1, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Prime Obligations Fund: Commerce Bank of Kansas City, PO Box 248, Kansas City, MO 64141 (12.02%), Citicorp Trust NA as Custodian, 400 Royal Palm Way, Palm Beach, FL 33480 (7.38%) and University of Texas Systems, 201 W. 7th Street, Austin, TX (11.58%). As of April 1, 1997, the entities noted below may have owned benefi cially 5% or more of the outstanding shares of Money Market Fund: Loral Corporation, 600 Third Avenue, New York, NY 10016 (9.13%), Chicago Trust Company, 171 N. Clark Street, #5CA, Chicago, IL 60601-3203(7.87%) and Citicorp Trust NA as Custodian, 400 Royal Palm Way, Palm Beach, FL 33480 (6.50%). As of April 1, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Obligations
Fund: Commerce Bank of Kansas City, NA, PO Box 248, Kansas City, MO 64141 (11.34%), Associated Bank, P.O. Box 1007, Neehah, WI (7.98%), Amalgamated Bank of Chicago, One West Monroe Street, Chicago, IL 60603 (6.31%), and Fulton Bank, P.O. Box 3215, Lancaster, PA 17604 (5.52%). As of April 1, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Government Fund: Chicago Trust Company, 171 N. Clark St., Chicago, IL 60601 (21.46%), Mellon Bank, Three Mellon Bank Center, Pittsburgh, PA 15258 (5.64%) and Texas State Treasury, P.O. Box 12608, Austin, TX 78711 (10.35%). As of April 1, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Tax-Free Fund: Mercantile Bank of St. Louis, N.A., Mandell & Company, P.O. Box 387 MPO, St. Louis, MO 63101 (10.48%), Hilliard Lyons Trust Co., P.O. Box 32760, Louisville, KY 40232 (6.22%), Commerce Bank of Kansas City, P.O. Box 248, Kansas City, MO 64141 (16.78%) and Summit Bank, P.O. Box 821, Hackensack, NJ 07602 (8.73%). As of April 1, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Federal Fund:
Burlington Bank & Trust, MATCO, P.O. Box 728, Burlington, IA 52601 (5.48%), Central Carolina Bank & Trust Co., P.O. Box 931, Durham, NC 27702 (9.75%), Commerce Bank NA, LENEXA, P.O. Box 419248, Kansas City, MO 64141 (5.64%), Commerce Bank of Kansas City, P.O. Box 419248, BB4-1, Kansas City, MO 64141 (19.69%), First National Bank of Southwestern Ohio, P.O. Box 476, Hamilton, OH 45012 (16.40%), Mercantile Bank of St. Louis, N.A., Mandell & Company, P.O. Box 387 MPO, St. Louis, MO 63101 (14.13%), United National Bank-NJ, Hubbell & Co., 202 Park Avenue, Plainfield, NJ 07060 (6.28%). As of April 1, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Instruments Fund: Central Bank & Trust Co., CEBANTCO, P.O. Box 1360, Lexington, KY 40590 (10.48%), Chicago Trust Company, 171 N. Clark Street, #5CA, Chicago, IL 60601 (5.06%), Harris Trust & Savings Bank, 200 W. Monroe Street, Fl. 12,

Chicago, IL 60606 (40.64%), Northern Capital Trust of Fargo, P.O. Box
829, Fargo, ND 58102 (16.70%), William Harris Investors, Inc., 2 N. LaSalle Street, Ste. 400, Chicago, IL 60602 (22.01%).

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

The Trust is an entity of the type commonly known as a "Massachu setts business trust", which is the form in which many mutual funds are organized. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Decla ration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant fund of the Trust (including each Fund) for any loss suffered by a shareholder as a result of an obligation of such fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is not material.

The Declaration of Trust provides that the Trustees of the Trust shall not be liable for any action taken by them in good faith, and that they shall be fully protected in relying in good faith upon the records of the Trust and upon reports made to the Trust by persons selected in good faith by the Trustees as qualified to make such reports. The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust provides that the Trust will indemnify the Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Trust, unless it is deter mined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Trust, such conduct was in the best interests of the Trust, and in all other cases, that the conduct was at least not opposed to the best interests of the Trust (and in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration of Trust or the By-Laws protects or indemnifies a Trustee or officer against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                           CUSTODIAN AND SUBCUSTODIAN

State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets and, in that capacity, maintains the accounting records and calculates the daily net asset value per share of each Fund. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Funds.


                            INDEPENDENT ACCOUNTANTS

Arthur Andersen LLP, independent public accounts, One Interna tional Place, 100 Oliver Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares each Fund's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                              FINANCIAL STATEMENTS

The Financial Statements of the Funds then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1996, the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets, the Financial Highlights for the periods present ed, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the December 31, 1996 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS*

MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

Moody's applies numerical modifiers, 1, 2, and 3 in the Aa category. The modifier 1 indicates that the obligation ranks in the higher end of the Aa category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa category.


----------------------------------------------------------------

* The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they under take no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Portfolios' taxable year end.

Short-Term Ratings
------------------

P-1: Issuers have a superior ability for repayment of senior short-term promissory obligations. Prime-1 or P-1 repayment ability will normally be evidenced by many of the following characteristics:

     .  Leading market positions in well established indus tries.

     .  High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.

P-2: Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the bor rower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refi nancing.

MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquid ity with no or limited legal recourse to the issuer in the event the demand is not met. VMIG-1, and VMIG-2 ratings carry the same definitions as MIG-1, and MIG-2, respectively.


STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

PLUS (+) OR MINUS (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA category.

Short-Term Ratings
------------------

A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt consid ered short-term in the relevant market. The A-1 designation is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus ( + ) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Municipal Notes
---------------

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The fol lowing criteria will be used in making that assessment.

     . Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     . Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


     Note rating symbols are as follows:

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of princi pal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DUFF & PHELPS, INC.

Bond Ratings
------------

AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Duff & Phelps applies modifiers, AA+ and AA- in the AA category for long-term fixed securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category: the modifier AA indicates a mid-range ranking; and the modifier AA-indicates that the issue ranks in the lower end of the AA catego ry.


Short-Term Ratings
------------------

D-1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are considered excellent and are supported by strong fundamental protection factors. Risk factors are minor.

D-2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment. Liquidity factors and company fundamentals are considered sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

Duff & Phelps applies a plus and minus rating scale, D-1+, D-1 and D-1- in the Duff 1 top grade category for commercial paper and certificates of deposit. The rating D-1+ indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating D-1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating D-1- indicates a high certainty of timely payment, liquid ity factors are strong and risk factors are very small.


FITCH INVESTORS SERVICE CORP.

AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay its obligations, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to fore seeable future developments, short-term debt of these issuers is generally rated "F-1+".

Fitch applies plus (" + ") and minus (" - ") modifiers in the AA category to indicate the relative position of a credit within the rating category. The modifier AA+ indicates that the security ranks at the higher end of the AA category than a security rated AA or AA- .

Eligible Fitch ratings for short-term debt obligations payable on demand or with original maturities of up to three years, includ ing commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes may be rated F-1 or F-2.

F-1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest degree of assurance for timely payment will be denoted with a plus ("+") sign designation.

F-2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED AND IBCA INC.

A1: Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus ("+") sign is added to those issues determined to possess the highest capacity for timely payment.

A2: Short-term obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMSON BANKWATCH, INC.

AAA: The highest category; indicates a superior ability to repay principal and interest on a timely basis.

AA:The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

Ratings in the AA Long-Term Debt category may include a plus (+) or minus (-) designation which indicates where within the respec tive category the issue is placed.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest.

TBW-1: The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

================================================================================
Goldman Sachs
1 New York Plaza
New York, NY 10004

Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



Goldman Sachs
Investment Adviser, Administrator,
Distributor and Transfer Agent

Goldman Sachs
Money Market Trust
Financial Square
Funds

-------------------------------------------------------------------

Annual Report
December 31, 1996

Prime Obligations Fund
Money Market Fund
Treasury Obligations Fund
Government Fund
Tax-Free Money Market Fund

-------------
Goldman
Sachs
-------------

--------------------------------------------------------------------------------
================================================================================

================================================================================
================================================================================

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

     We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Money Market Trust/Financial Square Funds in 1996. It was another strong year for the Funds, during which all of the portfolios outperformed their respective IBC Financial Data, Inc. averages during the period. Assets in the Financial Square Funds totaled $12.2 billion as of December 31, 1996, up 34% from last year.

1996 in Review: After Easing Early in the Year, the Fed Remained Neutral Amid Moderate Growth and Benign Inflation.

     Last year began on a weak note, with the economy still in the doldrums as harsh winter storms and a strike at General Motors continued to restrain growth. Against that backdrop, the Federal Reserve Board (the "Fed") cut the Federal funds rate by 25 basis points to 5.25% in January 1996, following an easing of the same magnitude in December 1995. It soon became evident that the economy had responded and was somewhat healthier than expected, with first-quarter real Gross Domestic Product (GDP) at 2.0% annualized. Growth was more dramatic during the second quarter, as industrial activity and automobile and home sales all showed significant improvement, pushing real GDP to 4.7%, its highest rate in two years. That growth caused some to expect the Fed to change direction and tighten before year-end. However, the economy subsequently moderated significantly, with third-quarter annualized real GDP retreating to 2.1%, reflecting lackluster consumer spending and a widening U.S. trade deficit. As 1996 drew to a close, moderate economic growth and contained inflation kept the Fed in a neutral mode, despite a very robust stock market.

                        Historical Yield Curve (LIBOR)

                           [BAR GRAPH APPEARS HERE]
                             [PLOT POINTS TO COME]

Source: Goldman Sachs Fixed Income Database, reflecting the London Interbank Offered Rate (LIBOR).

The Federal funds rate began the year at 5.50% and ended at 5.25%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1996, the spread between one- and 12-month LIBOR moved to plus 28 basis points.

A Nimble Strategy Contributed to Strong Performance
     Taxable Sector. Structuring money market portfolios successfully during 1996 as the Fed shifted policy from easing to neutral to a bias to tighten required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much easing at the beginning of 1996 or too much tightening by midyear 1996 and then adjusting the Funds' weighted average maturities and structures were equally important to our strategy.

     During the second and third quarters of 1996, we extended the Financial Square Funds' weighted average maturities as the yield curve steepened in anticipation of a Fed tightening that did not materialize. During the early part of the fourth quarter, market data suggested that growth slowed in the third quarter. Consequently, the market was priced to a more neutral Fed policy. However, year-end financing pressures resulted in investment opportunities maturing in the first quarter of 1997, and the Funds closed the year with neutral weighted average maturities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)


--------------------------------------------------------------------------------
     Tax-Exempt Sector. With tax reform basically a nonissue in 1996, investor interest in the sector revived, causing total assets in the tax-exempt money market fund category to increase by 13%. In contrast, supply was little changed from 1995 levels, making tax-exempts slightly more expensive in 1996. These supply/demand technicals coupled with our fundamental view that short-term rates were likely to rise explains our neutral to short-to-neutral weighted average maturities during the latter part of the year.

Summary for Financial Square Funds Institutional Shares* as of 12/31/96



---------------------------------------------------------------------
                                                        Weighted
                    SEC 7-Day   SEC 7-Day    30-Day      Average
 Financial Square    Current    Effective    Average    Maturity
       Funds          Yield       Yield       Yield      (days)
=====================================================================
 Prime
   Obligations        5.34%       5.48%       5.31%        41
--------------------------------------------------------------------
 Money Market         5.38%       5.54%       5.34%        37
--------------------------------------------------------------------
 Treasury
   Obligations        5.43%       5.56%       5.29%        33
--------------------------------------------------------------------
 Government           5.36%       5.52%       5.30%        36
--------------------------------------------------------------------
 Tax-Free
   Money Market       3.74%       3.81%       3.42%        34
--------------------------------------------------------------------

* Financial Square Funds offer four separate classes of shares (Institutional, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Preferred, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support services. The Preferred shares pay 0.10%, Administration shares pay 0.25%, and the Service shares pay 0.50%. More complete information, including management fees and expenses, is included in the Funds' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Domestic Credit Trends Were Positive, Reflecting a Healthy Economy and a Strong Market
     Credit trends in 1996 were positive on the whole in the U.S., with steady growth, low inflation, a booming stock market, and technological advances and globalization transforming many industries. The major story of 1996 was the Dow Jones Industrial Average climb of 26%, which, following the 33.5% increase in 1995, added up to a 68% growth rate since 1994.
      The rising stock market supported record levels of mergers and acquisitions. Over $650 billion in mergers, acquisitions and spin-offs were announced in the U.S. in 1996 (up 27% from 1995), with $1.4 trillion announced globally. This trend was spurred on not only by the stock market, but also by deregulation in telecommunications, utilities and broadcasting. Unlike the 1980s, mergers this past year were generally equity-financed and aimed at expanding core businesses, rather than diversifying. Merger and acquisition activity was also utilized to boost earnings growth, since cost-cutting opportunities had been largely exhausted during 1995.
     Banks, which dominated merger activity in 1995, were busy consolidating those mergers in 1996. It is likely that large regional domestic banks will continue making acquisitions in 1997, although this is not expected to affect their credit quality. At the end of the third quarter 1996, 80% of the banking sector had a stable rating outlook.
     Although consumer confidence was buoyed by low unemployment and mild inflation, growing household debt levels led to an all-time high in credit card loan delinquencies and personal bankruptcies. Consequently, financial results in the consumer products, retail, restaurant and entertainment businesses were mediocre at best. Almost all other industries, however, had improved credit quality, with upgrades surpassing downgrades in utilities, energy, healthcare and financial institutions. Many companies used the strength of the stock market to substitute debt capital with equity capital, thereby improving their credit quality.
     Credit quality in the tax-exempt market was steady-to-improving during 1996. Market concerns arising from the Orange County bankruptcy abated somewhat, although various forms of credit enhancement remained popular, even among high-quality issuers. Reflecting the strong national economy, many states and localities experienced positive financial results, reducing their regular cash flow borrowings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

The Credit Picture Abroad:  Europe Improved, While Asia Was Generally Stable
     In Europe, developments were driven by the push towards European Monetary Union (EMU), while the key factors in Asia were the fragile Japanese recovery and a sharp downturn in Asian exports. In general, sovereign creditworthiness improved during 1996. This was particularly the case in Europe, where the political will to qualify for EMU produced significant improvements in fiscal policy and debt dynamics, as it sparked more rapid corporate restructuring. French and Italian banks did require close monitoring this year as their problem loans continued, but French bank credit quality stabilized after having suffered broad rating downgrades in 1995. The credit quality of most other European banks was stable, with a few minor downgrades of German and Swiss banks.
     In Asia, creditworthiness was fairly stable. The notable negative exception was the Japanese financial sector, which remained under pressure from the ongoing weakness of the real estate markets, sluggish economic growth and ongoing deregulation. However, Japan's largest banks have strong fundamentals and will continue to be important and dominant players in the global financial market. Australian credit quality strengthened through improved macroeconomic balances, which provided evidence that Australia's recent boom-and-bust cycles may be over. The weakness of Asian exports did not affect creditworthiness directly; exports should recover this year, and the scare could prompt salutary policy adjustments going forward.
     In 1996, we continued to apply conservative credit standards to our money market Funds. The Goldman Sachs Credit Department, which has analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to vigilantly monitor global developments.

Outlook and Strategies for 1997
     Fourth-quarter 1996 GDP was reported at 4.7%, reflecting a stronger economic picture from several sources: a sharp narrowing of the U.S. trade deficit, as well as increases in consumer spending and industrial production. Goldman Sachs' economists expect economic growth to continue at just under 2.0% for the first quarter of 1997 and at approximately 3.0% for the full year. As a result, Goldman Sachs currently believes the Fed is likely to raise short-term interest rates by midyear.
     Consequently, the Financial Square Funds will continue to be managed with short-to-neutral average life targets and short, laddered structures to prepare for the probability of higher rates ahead.

Extended Trading Hours Improve Service Further
     To meet the needs of many institutional investors who receive inflows of cash late in the day, we extended the trading hours for both purchases and redemptions in the Financial Square Treasury Obligations Fund until 5:00 p.m. EST. (The Financial Square Government Fund also provides late-day service.) We have found many of our clients enjoy the added flexibility of late-day trading and are increasing their use of this beneficial service.
     In closing, we thank you for your support and for making 1996 a successful year for the Financial Square Funds. We are pleased that many of you have joined our conference calls following each Federal Open Market Committee meeting throughout the year. Our goal is to continue to provide you with competitive performance, as well as a range of value-added services that reflect the breadth and depth of Goldman Sachs' outstanding resources.

Sincerely,


/s/ Kaysie P. Uniacke
---------------------

Kaysie P. Uniacke
Portfolio Manager
February 7, 1997

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund

December 31, 1996



-------------------------------------------------------------------
Principal             Interest       Maturity          Amortized
 Amount                Rate            Date              Cost
===================================================================
Commercial Paper and Corporate Obligations--53.0%
Bank Holding Companies
BankAmerica Corp.
$150,000,000          5.27%          03/21/97         $ 148,265,292
Chase Manhattan Corp.
 100,000,000          5.28           03/14/97            98,944,000
JP Morgan & Co., Inc.
  25,000,000          5.73           05/30/97            24,407,104
NationsBank Corp.
  50,000,000          5.40           05/09/97            49,040,000
Business Credit Institutions
General Electric Capital Corp.
  50,000,000          5.30           03/26/97            49,381,667
 100,000,000          5.44           04/03/97            98,609,778
JC Penney Funding Corp.
  50,000,000          5.31           01/31/97            49,778,750
Commercial Banks
CP Trust Certificates Series 1996
  85,000,000          5.68/(a)/      03/28/97            85,000,000
Financial Services
National Rural Utilities Cooperative
  34,250,000          5.30           02/11/97            34,043,263
  62,000,000          5.28           02/21/97            61,536,240
Life Insurance
Commonwealth Life Insurance Co.
  20,000,000          5.64/(b)/      05/08/97            20,000,000
Pacific Mutual Life Insurance Co.
  50,000,000          5.52/(b)/      02/28/97            50,000,000
Prudential Funding Corp.
  50,000,000          6.50           01/02/97            49,990,972
  50,000,000          5.43           02/28/97            49,562,583
Motor Vehicles and Equipment
Ford Motor Credit Co.
 150,000,000          5.31           02/04/97           149,247,750
Personal Credit Institutions
Associates Corp. of North America
  50,000,000          6.30           01/02/97            49,991,250
  50,000,000          5.32           01/30/97            49,785,722
  50,000,000          5.32           01/31/97            49,778,333
Household Finance Corp.
  50,000,000          5.32           03/12/97            49,482,778
Transamerica Finance Corp.
  10,000,000          5.52           01/28/97             9,958,600
  50,000,000          5.43           02/28/97            49,562,584
  21,000,000          5.29           03/13/97            20,780,906
  31,308,000          5.29           03/14/97            30,976,761
USAA Capital Corp.
  30,000,000          5.34           04/07/97            29,572,800
Receivable/Asset Financings
Beta Finance Inc.
  16,000,000          5.58           01/27/97            15,935,520
  24,000,000          5.58           02/03/97            23,877,240
  15,000,000          5.50           02/04/97            14,922,083
  19,000,000          5.35           04/07/97            18,728,933
  25,000,000          6.11           06/17/97            25,000,000
Delaware Funding Corp.
  30,832,000          5.29           02/20/97            30,605,470
Enterprise Funding Corp.
  50,000,000          5.33           01/23/97            49,837,139
International Lease Finance Corp.
  60,000,000          5.30           03/17/97            59,337,500
  20,000,000          5.29           03/24/97            19,759,011
New Center Asset Trust
  25,000,000          5.52           01/28/97            24,896,500
  25,000,000          5.37           04/04/97            24,653,188
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 100,000,000          5.30           02/13/97            99,366,945
  50,000,000          5.30           02/18/97            49,646,667
C.S. First Boston, Inc.
  60,000,000          5.33           01/22/97            59,813,450
Merrill Lynch & Co., Inc.
  50,000,000          5.35           02/11/97            49,695,347
  25,000,000          5.45           02/19/97            24,814,549
  75,000,000          5.33           02/26/97            74,378,167
Morgan Stanley Group, Inc.
  40,000,000          5.59           01/28/97            39,832,300
  50,000,000          5.41           02/03/97            49,752,042
  20,000,000          5.32           02/06/97            19,893,600
  40,000,000          5.53           06/27/97            40,000,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund  (continued)
December 31, 1996


-------------------------------------------------------------------
Principal             Interest       Maturity          Amortized
 Amount                Rate            Date              Cost
===================================================================
Commercial Paper and Corporate Obligations (continued)
Telecommunications
Ameritech Corp.
$ 70,000,000          5.34%          04/07/97        $   69,003,200
Tobacco
Philip Morris Co.
  70,000,000          6.50           01/02/97            69,987,361
-------------------------------------------------------------------
Total Commercial Paper and Corporate
  Obligations                                        $2,311,433,345
-------------------------------------------------------------------
Bank Notes--15.6%
Dakota Certificates of Standard Credit Card Master Trust
$ 50,000,000          5.33%(b)       02/07/97        $   49,726,097
FCC National Bank
  40,000,000          5.70           05/22/97            39,953,925
  75,000,000          6.00           06/02/97            75,003,030
First Bank FSB
  50,000,000          5.62(b)        02/11/97            50,000,000
  20,000,000          5.61(b)        04/11/97            19,998,937
First National Bank of Maryland
  20,000,000          5.60(b)        09/30/97            19,994,187
Harris Trust & Savings Bank
  16,500,000          6.04           06/17/97            16,520,097
Household Bank FSB
  50,000,000          5.63(b)        09/23/97            49,997,602
Huntington National Bank
  35,000,000          6.05           06/13/97            35,042,420
PNC Bank, N.A.
  58,500,000          5.58(b)        04/01/97            58,488,742
 100,000,000          5.40(b)        10/01/97            99,941,219
Society National Bank of Cleveland
 100,000,000          5.58           05/14/97            99,961,237
SMM Trust 1996
  40,000,000          5.69(b)        06/20/97            40,000,000
Southtrust Bank of Alabama, N.A.
  25,000,000          5.54(b)        05/15/97            24,995,313
-------------------------------------------------------------------
Total Bank Notes                                     $  679,622,806
-------------------------------------------------------------------
U.S. Government Agency Obligations--7.1%
Federal Farm Credit Bank
  32,000,000          5.39           02/24/97            31,741,280
Federal Home Loan Mortgage Corp.
  50,000,000          5.40           02/24/97            49,595,000
Federal National Mortgage Association
$200,000,000          5.36%          03/04/97        $  198,153,778
  30,000,000          5.35           03/17/97            29,665,625
-------------------------------------------------------------------
Total U.S. Government Agency Obligations             $  309,155,683
-------------------------------------------------------------------
Certificates of Deposit--6.9%
Chase Manhattan Corp.
$ 25,000,000          5.75%          02/03/97        $   25,000,000
  25,000,000          5.42           03/12/97            25,000,000
Mellon Bank, N.A.
  50,000,000          5.35           02/19/97            50,000,000
 100,000,000          5.50           04/07/97           100,000,000
Morgan Guaranty Trust Co.
  50,000,000          5.65           02/03/97            50,000,445
Union Bank of California
  50,000,000          5.58           02/28/97            50,000,000
-------------------------------------------------------------------
Total Certificates of Deposit                        $  300,000,445
-------------------------------------------------------------------
Repurchase Agreements--17.7%
C.S. First Boston Corp., dated 12/31/96, repurchase price
   $302,790,000 (FNMA: $308,478,596, 6.00%-6.18%, 02/01/09-04/01/34)
$300,000,000          5.40%          03/03/97        $  300,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $100,036,111 (FNMA: $102,538,618, 5.47%, 12/30/97)
 100,000,000          6.50           01/02/97           100,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $75,641,250 (FNMA: $78,669,875, 7.50%, 04/01/26)
  75,000,000          5.40           02/26/97            75,000,000
Joint Repurchase Agreement Account
 297,900,000          6.58           01/02/97           297,900,000
-------------------------------------------------------------------
Total Repurchase Agreements                          $  772,900,000
-------------------------------------------------------------------
Total Investments                                    $4,373,112,279/(c)/
===================================================================

/(a)/Variable rate security - base index is either U.S. Treasury
     Bill, one or three month LIBOR, one month commercial paper, Federal Funds or Prime lending rate
/(b)/Variable rate master note-base index is Federal Funds. /(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices. The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Financial Square Money Market Fund
December 31, 1996

--------------------------------------------------------------------
Principal             Interest       Maturity            Amortized
 Amount                Rate            Date                 Cost
====================================================================
Commercial Paper and Corporate Obligations--45.7%
Commercial Banks

CP Trust Certificates Series 1996
$ 60,000,000          5.68%\(a)\     03/28/97         $   60,000,000

Computer Software and Services

First Data Corp.
  20,000,000          5.40           02/19/97             19,853,000

Siemens Capital Corp.
  25,000,000          5.32           02/13/97             24,841,139

Foreign Banks

ABN Amro N.A.
  50,000,000          5.45           02/28/97             49,560,972
Banca Crt Financial Corp.
  15,000,000          5.35           01/31/97             14,933,125
  22,945,000          5.42           04/01/97             22,634,095
  20,000,000          5.47           04/03/97             19,720,422
  13,000,000          5.42           04/08/97             12,810,149
BBL North America
 125,000,000          6.90           01/02/97            124,976,042
Bex America, Inc.
  36,000,000          5.36           01/21/97             35,892,900
Generale Bank
  70,000,000          5.35           04/10/97             68,970,125
Nordbanken, N.A.
  42,559,000          6.50           01/10/97             42,489,842
Royal Bank of Canada
 100,000,000          6.50           01/02/97             99,981,944
San Paolo U.S. Finance Corp.
  25,000,000          5.36           01/31/97             24,888,333
Swedbank, Inc.
 100,000,000          5.47           02/04/97             99,483,389
Unifunding, Inc.
  60,000,000          5.45           01/29/97             59,745,667
  50,000,000          5.36           04/07/97             49,285,333

Life Insurance
Sunamerica Life Insurance Co.
  50,000,000          5.50\(b)\      09/02/97             50,000,000

Mortgage Brokers

Countrywide Funding Corp.
  28,700,000          5.35           01/23/97             28,606,167
  27,000,000          5.35           01/28/97             26,891,663
Countrywide Home Loans
  50,000,000          6.65           01/02/97             49,990,764

Motor Vehicles and Equipment

Daimler Benz Corp., N.A.
  16,312,000          5.57%          01/14/97             16,279,190
  30,000,000          5.60           01/16/97             29,930,000
  10,000,000          5.35           03/25/97              9,876,653
  55,000,000          5.35           03/26/97             54,313,417
General Motors Acceptance Corp.
  20,000,000          5.57           02/04/97             19,894,789
  50,000,000          5.47           04/07/97             49,270,667

Security and Commodity Brokers, Dealers and Services
Merrill Lynch & Co., Inc.
  25,000,000          5.35           02/11/97             24,847,674
  25,000,000          5.45           02/19/97             24,814,549
  50,000,000          5.33           02/26/97             49,585,444
Morgan Stanley Group, Inc.
  22,900,000          5.53\(a)\      06/27/97             22,900,000
Nomura Holdings
  15,000,000          5.39           01/28/97             14,939,363
  50,000,000          5.39           01/30/97             49,782,903
--------------------------------------------------------------------
Total Commercial Paper and Corporate
Obligations                                           $1,351,989,720
--------------------------------------------------------------------
Bank Notes--15.1%

Dakota Certificates of Standard Credit Card Master Trust
$ 25,000,000          5.33%\(b)\     02/07/97         $  24,863,049
FCC National Bank
  25,000,000          5.70           05/22/97            24,971,203
  50,000,000          6.00           06/02/97            50,002,020
First Bank FSB
  75,000,000          5.61\(b)\      04/11/97            74,996,012
First National Bank of Maryland
  30,000,000          5.61\(b)\      09/26/97            29,991,409
  25,000,000          5.60\(b)\      09/30/97            24,992,734
Household Bank FSB
  25,000,000          5.63\(b)\      09/23/97            24,998,185
Huntington National Bank
  10,000,000          6.05           06/13/97             9,996,458

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
---------------------------------------------------------------------
Financial Square Money Market Fund (continued)
December 31, 1996

--------------------------------------------------------------------
Principal             Interest       Maturity            Amortized
 Amount                Rate            Date                 Cost
====================================================================
Bank Notes (continued)
PNC Bank, N.A.
$ 42,000,000          5.46%(b)       09/03/97         $   41,977,353
  50,000,000          5.40(b)        10/01/97             49,970,608
SMM Trust 1996
  40,000,000          5.69(b)        06/20/97             40,000,000
Southtrust Bank of Alabama, N.A.
  50,000,000          5.45(b)        07/11/97             49,983,901
--------------------------------------------------------------------
Total Bank Notes                                      $  446,742,932
--------------------------------------------------------------------
Certificates of Deposit--1.2%

Chase Manhattan Corp.
$ 35,000,000          5.75%          02/03/97         $   35,000,000
--------------------------------------------------------------------
Total Certificates of Deposit                         $   35,000,000
--------------------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar--7.6%

Norinchukin Bank, London
$125,000,000          5.49%          03/18/97         $  125,002,592
Sanwa Bank Ltd., London
 100,000,000          5.46           03/21/97            100,001,079
--------------------------------------------------------------------
Total Certificates of Deposit - Foreign Eurodollar    $  225,003,671
--------------------------------------------------------------------
Certificates of Deposit - Yankeedollar--12.3%

Fuji Bank, Chicago
$100,000,000          5.52%          01/17/97         $  100,000,441
Industrial Bank of Japan, New York
 100,000,000          5.46           03/19/97            100,001,051
Landesbank Hessen Thuer Gir, New York
  50,000,000          6.03           06/13/97             50,060,885
Sumitomo Bank, Los Angeles
  75,000,000          5.52           02/28/97             74,994,514
Westpac Banking Corp., New York
  40,000,000          5.97           06/06/97             40,027,198
--------------------------------------------------------------------
Total Certificates of Deposit - Yankeedollar          $  365,084,089
--------------------------------------------------------------------
Time Deposit--2.9%

Bank of Tokyo, Mitsubishi Bank Ltd., London
$ 85,000,000          5.50%          05/16/97         $   85,000,000
--------------------------------------------------------------------
Total Time Deposit                                    $   85,000,000
--------------------------------------------------------------------
Repurchase Agreements--15.4%

JP Morgan Securities, Inc., dated 12/31/96, repurchase price
   $100,036,111 (FNMA: $69,839,000, 5.47%, 12/30/97; FHLMC:
   $32,517,875, 7.26%, 09/17/01)
$100,000,000          6.50%          01/02/97         $  100,000,000
SBC Government Securities, Inc., dated 12/31/96, repurchase price
   $150,052,083 (FNMA Stripped Securities: $149,437,500, 01/23/97;
   FNMA: $3,650,246, 6.50%, 08/15/97)
 150,000,000          6.25           01/02/97            150,000,000
Joint Repurchase Agreement Account
 205,200,000          6.58           01/02/97            205,200,000
--------------------------------------------------------------------
Total Repurchase Agreements                           $  455,200,000
--------------------------------------------------------------------
Total Investments                                     $2,964,020,412(c)
================================================================================

(a) Variable rate security - base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds or Prime lending rate
(b) Variable rate master note-base index is Federal Funds.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.



--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Obligations Fund
December 31, 1996


--------------------------------------------------------------------
Principal              Interest      Maturity            Amortized
 Amount                  Rate          Date                 Cost
=====================================================================
U.S. Treasury Obligations--8.5%

United States Treasury Notes

$ 100,000,000           5.63%        06/30/97         $   99,831,980
   30,000,000           6.00         09/02/97             29,991,342
   92,500,000           5.38         12/01/97             92,370,356
   40,000,000           5.25         12/31/97             39,901,534
--------------------------------------------------------------------
Total U.S. Treasury Obligations                       $  262,095,212
====================================================================
Repurchase Agreements--91.9%

Bear Stearns Companies, Inc., dated 12/31/96, repurchase price
   $125,046,875 (U.S. Treasury Notes: $127,384,047, 5.75%-5.88%,
   10/31/98-12/31/98)
$ 125,000,000           6.75%        01/02/97         $  125,000,000

C.S. First Boston Corp., dated 12/13/96, repurchase price
   $101,332,500 (U.S. Treasury Note: $102,491,792, 5.50%,
   11/15/98)
  100,000,000           5.33         03/13/97            100,000,000

CIBC Wood Gundy Securities, dated 12/31/96, repurchase price
   $125,046,528 (U.S. Treasury Bond: $71,136,658, 8.50%,
   02/15/20; U.S. Treasury Note: $56,365,266, 7.25%, 08/15/04)
  125,000,000           6.70         01/02/97            125,000,000

Daiwa Securities, dated 12/31/96, repurchase price $125,047,917
   (U.S. Treasury Bill: $127,500,528, 11/13/97)
  125,000,000           6.90         01/02/97            125,000,000

Goldman, Sachs & Co., dated 12/31/96, repurchase price
   $125,045,833 (U.S. Treasury Bill: $127,500,296, 12/11/97)
  125,000,000           6.60         01/02/97            125,000,000

JP Morgan Securities, dated 12/31/96, repurchase price
   $125,045,833 (U.S. Treasury Notes: $127,371,815, 6.88%-7.75%,
   12/31/99-11/15/01)
  125,000,000           6.60         01/02/97            125,000,000

Lehman Government Securities, Inc., dated 12/31/96, repurchase price $125,049,306 (U.S. Treasury Stripped Securities:
   $127,500,543, 02/15/97-11/15/03)
  125,000,000           7.10         01/02/97            125,000,000

Merrill Lynch Government Securities, Inc., dated 12/31/96,
   repurchase price $125,044,792 (U.S. Treasury Bills:
   $70,594,041, 01/09/97-01/30/97; U.S. Treasury Stripped
   Securities: $14,626,460, 08/15/98-11/15/99; U.S. Treasury
   Notes: $42,283,899, 7.50%-9.25%, 05/15/97-11/15/01)
  125,000,000           6.45         01/02/97            125,000,000

Nomura Securities International, Inc., dated 12/12/96, repurchase price $101,335,000 ( U.S. Treasury Bill: $9,629,890, 09/18/97;
   U.S. Treasury Notes: $92,371,056, 5.00%-8.13%, 05/31/97-05/31/01)
  100,000,000           5.34         03/12/97            100,000,000

Repurchase Agreements  (continued)

Sanwa Securities, dated 12/31/96, repurchase price $125,046,875
   (U.S. Treasury Notes: $85,107,798, 4.75%-5.25%,
   08/31/98-04/30/01; U.S. Treasury Bill: $40,971,000, 10/16/97)
$ 125,000,000           6.75%        01/02/97         $  125,000,000

Smith Barney, Inc., dated 12/11/96, repurchase price $101,335,000
   (U.S. Treasury Bill: $1,475,971, 03/13/97; U.S. Treasury
   Stripped Security: $ 15,052,048, 02/15/98; U.S. Treasury
   Notes: $85,472,470, 4.75%-7.88%, 02/15/97-04/15/98)
  100,000,000           5.34         03/11/97            100,000,000

UBS Securities, Inc., dated 12/31/96, repurchase price
   $125,047,743 (U.S. Treasury Notes: $127,294,387, 6.13%-7.75%,
   05/31/97-11/15/01)
  125,000,000           6.88         01/02/97            125,000,000

Joint Repurchase Agreement Account
1,419,100,000           6.58         01/02/97          1,419,100,000
--------------------------------------------------------------------
Total Repurchase Agreements                           $2,844,100,000
====================================================================
Total Investments                                     $3,106,195,212/(a)/
====================================================================

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Government Fund
December 31, 1996

-------------------------------------------------------------------
 Principal            Interest       Maturity            Amortized
  Amount               Rate            Date                 Cost
===================================================================
U.S. Government Agency Obligations--44.7%

Federal Home Loan Bank
$ 35,000,000          5.40%(a)       04/04/97        $   34,991,708
  15,000,000          5.45           11/12/97            14,986,333
  20,000,000          5.42           12/02/97            19,973,237
  50,000,000          5.50(a)        12/26/97            49,959,182

Federal National Mortgage Association
  72,000,000          5.35           01/21/97            71,786,000
  25,000,000          5.35           01/24/97            24,914,549
  20,000,000          5.27(a)        04/04/97            19,985,729
  75,000,000          4.75(a)        04/21/97            74,974,867
 100,000,000          5.43(a)        09/12/97            99,940,710
  50,000,000          5.41(a)        09/29/97            49,981,540
  12,500,000          5.53           10/29/97            12,495,125
  75,000,000          5.40(a)        12/03/97            74,952,900
-------------------------------------------------------------------
Total U.S. Government Agency Obligations             $  548,941,880
-------------------------------------------------------------------
U.S. Treasury Obligations--6.5%

United States Treasury Notes
$ 50,000,000          5.63%          06/30/97        $   49,915,080
  30,000,000          6.00           09/02/97            29,990,027
-------------------------------------------------------------------
Total U.S. Treasury Obligations                      $   79,905,107
-------------------------------------------------------------------
Repurchase Agreements--49.0%

Bear Stearns Companies, Inc., dated 12/31/96, repurchase price
   $50,018,889 (FNMA: $51,422,558, 7.00%, 12/01/11-04/01/24)
$ 50,000,000          6.80%          01/02/97        $   50,000,000

C.S. First Boston Corp., dated 12/11/96, repurchase price
   $50,671,875 (FHLMC: $52,596,865, 7.00%, 11/01/26)
  50,000,000          5.38           03/11/97            50,000,000

Goldman, Sachs & Co., dated 12/11/96, repurchase price
   $50,671,875 (FNMA: $51,607,046, 6.12%, 10/01/32)
  50,000,000          5.38           03/11/97            50,000,000

JP Morgan Securities, Inc., dated 12/12/96, repurchase price
   $50,671,875 (FNMA: $52,512,714, 7.50%, 06/01/26)
  50,000,000          5.38           03/12/97            50,000,000

Nomura Securities International, Inc., dated 12/31/96, repurchase price $50,020,833 (FNMA: $34,860,373, 6.50%, 07/01/24; FHLMC:
   $16,396,948, 7.00%-8.00%, 12/01/22-12/01/26)
  50,000,000          7.50           01/02/97            50,000,000

Joint Repurchase Agreement Account
 351,600,000          6.58           01/02/97           351,600,000
-------------------------------------------------------------------
Total Repurchase Agreements                          $  601,600,000
-------------------------------------------------------------------
Total Investments                                    $1,230,446,987/(b)/
===================================================================

/(a)/Variable rate security-base index is either Federal Funds, Prime lending rate or one month LIBOR.

/(b)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund

December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Alabama--4.8%
Columbia IDB PCRB for Alabama Power Co. Series 1995 (A-1/VMIG1)
$ 1,500,000          5.00%            01/01/97          $ 1,500,000
Jefferson County MF Hsg. Refunding RB for Hickory Knolls Project
   Series 1994  (Amsouth Bank LOC)(P-1)
  4,040,000          4.25             01/07/97            4,040,000
Jefferson County Sewer Revenue Warrants Series 1995 A (Bayerische
   Landesbank Girozentrale LOC)(A-1+/VMIG1)
 18,200,000          4.25             01/07/97           18,200,000
Parrish IDB PCRB for Alabama Power Co. Series 1994 A(A-1+/VMIG1)
  2,150,000          5.00             01/01/97            2,150,000
-------------------------------------------------------------------
                                                        $25,890,000
-------------------------------------------------------------------
Arizona--1.4%
Maricopa County PCRB for Southern California Edison Co.
   Series 1985 C(A-1/P-1)
$ 6,450,000          3.60%            03/12/97          $ 6,450,000
Phoenix IDA MF Hsg. VRDN for Del Mar Terrace Apartments (Bank of
   America LOC)(MIG1)
  1,300,000          4.15             01/07/97            1,300,000
-------------------------------------------------------------------
                                                        $ 7,750,000
-------------------------------------------------------------------
Arkansas--0.8%
Crossett City PCRB for Georgia Pacific Corp. Series 1991(Suntrust
   Bank LOC)(A-1/P-1)
$ 4,500,000          4.15%            01/07/97          $ 4,500,000
-------------------------------------------------------------------
California--5.0%
California RANS Index Series 1996-97 B(SP-1+/MIG1)
$16,000,000          3.47%            01/31/97          $16,000,000
California RANS VRDN Series 1996-97(SP-1+/VMIG1)
  4,300,000          4.00             01/07/97            4,300,000
California School Cash Reserve Program Authority Series 1996
   (MBIA)(MIG1)
  4,500,000          4.50             12/19/97            4,537,690
Los Angeles County TRANS Series 1996-97 A(Credit Suisse/Morgan
   Guaranty/Westdeutsche Landesbank Girozentrale/Bank of America/ Union Bank of Switzerland LOC)(SP-1/MIG1)
  2,080,000          4.50             01/07/97            2,087,107
-------------------------------------------------------------------
                                                        $26,924,797
-------------------------------------------------------------------
Colorado--1.0%
Colorado Health Facilities Authority Series 1992 C(A-1+/VMIG1)
$ 5,500,000          4.15%            01/07/97          $ 5,500,000
-------------------------------------------------------------------
District of Columbia--1.1%
District of Columbia VRDN ACES Series 1988 C (Bayerische
   Landesbank Girozentrale LOC)(A-1/VMIG1)
$ 6,100,000          4.10%            01/07/97          $ 6,100,000
-------------------------------------------------------------------
Florida--4.6%
Dade County Water & Sewer RB Series 1994 (FGIC)(A-1/VMIG1)
$ 3,700,000          4.00%            01/07/97          $ 3,700,000
Florida Local Government Pooled CP Notes (First Union National
   Bank of Florida LOC)(A-1/P-1)
 11,617,735          3.70             01/30/97           11,617,735
Jacksonville PCRB for Florida Power & Light Co. Series 1995
   (A-1+/VMIG1)
    600,000          5.25             01/01/97              600,000
Putnam County Development Authority for Seminole Electric Series
   1984 H VRDN (CFC)(A-1+/P-1)
  9,100,000          4.15             01/07/97            9,100,000
-------------------------------------------------------------------
                                                        $25,017,735
-------------------------------------------------------------------
Georgia--6.8%
Bartow County PCRB for Georgia Power Co. Series 1996(VMIG1)
$ 5,800,000          5.25%            01/01/97          $ 5,800,000
Burke County PCRB for Georgia Power Co. Second Series 1995
   (A-1/VMIG1)
    800,000          5.00             01/01/97              800,000
Burke County PCRB for Georgia Power Co. Series 1994(VMIG1)
  3,800,000          5.00             01/01/97            3,800,000
Burke County PCRB for Georgia Power Co. Series 1995(A+/VMIG1)
  3,400,000          5.00             01/01/97            3,400,000
  6,300,000          5.25             01/01/97            6,300,000
Floyd County PCRB for Georgia Power Co. Series 1996(A-1/VMIG1)
  3,000,000          5.00             01/01/97            3,000,000
Monroe County Development Authority for Georgia Power Scherer
   Project Series 1995(A-1/VMIG1)
  3,300,000          5.00             01/01/97            3,300,000
Municipal Electric Authority of Georgia Subordinate General
   Resolution Series 1985 B(Credit Suisse/Morgan Guaranty/Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  4,575,000          3.55             03/06/97            4,575,000
  6,000,000          3.55             04/10/97            6,000,000
-------------------------------------------------------------------
                                                        $36,975,000
-------------------------------------------------------------------
Hawaii--0.7%
Hawaii Housing Finance and Development Authority MF Hsg.VRDN
   Series 1985 A(FHLB LOC)(A-1+)
$ 4,000,000          3.00%            01/07/97          $ 4,000,000
-------------------------------------------------------------------
-------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
---------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Illinois--8.3%
Illinois Health Facilities Authority VRDN for Elmhurst Memorial
   Hospital Series 1993 B(VMIG1)
$ 8,900,000          5.30%            01/01/97          $ 8,900,000
Illinois Health Facilities Authority VRDN for Evangelical
   Hospitals Corp. Series 1985 A (First National Bank of Chicago
   LOC)(VMIG1)
  2,600,000          4.10             01/07/97            2,600,000
Illinois Health Facilities Authority VRDN for Healthcorp
   Affiliates Projects Series 1985 A (Northern Trust Company
   LOC)(VMIG1)
  2,700,000          4.15             01/07/97            2,700,000
Illinois Health Facilities Authority VRDN RB for Northwest
   Community Hospital Series 1995 (A-1+/VMIG1)
  5,000,000          4.20             01/01/97            5,000,000
Illinois Health Facilities Authority VRDN for Resurrection
   Healthcare(VMIG1)
  6,000,000          5.00             01/01/97            6,000,000
Illinois Health Facilities Authority VRDN Series 1985 C and D
   Revolving Fund Pooled Finance Program (First National Bank of Chicago LOC)(A-1/VMIG1)
 16,700,000          4.15             01/07/97           16,700,000
Sauget PCRB VRDN for Monsanto Series 1992(P-1)
  1,000,000          4.20             01/07/97            1,000,000
Sauget PCRB VRDN for Monsanto Series 1993(P-1)
  1,900,000          4.20             01/07/97            1,900,000
-------------------------------------------------------------------
                                                        $44,800,000
-------------------------------------------------------------------
Indiana--5.1%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital
   Series 1985 B (Bank of America LOC)(VMIG1)
$ 8,100,000          4.15%            01/07/97          $ 8,100,000
Indiana Hospital Equipment Financing Authority VRDN Series 1985 A
   (MBIA)(A-1/VMIG1)
  2,500,000          4.20             01/07/97            2,500,000
Jasper County PCRB for Nipsco Series 1994 A and C(A-1+/VMIG1)
  9,300,000          5.10             01/01/97            9,300,000
Warrick County PCRB for Aluminum Company of America Series
   1992(A-1)
  7,475,000          4.15%            01/07/97            7,475,000
-------------------------------------------------------------------
                                                        $27,375,000
-------------------------------------------------------------------
Iowa--2.0%
Chillicothe PCRB for Midwest Power Systems Series 1993 A
   (A-1/VMIG1)
$ 3,700,000          4.15%            01/07/97          $ 3,700,000
Muscatine County VRDN for Monsanto Corp. Series 1992(P-1)
  7,200,000          4.20             01/07/97            7,200,000
-------------------------------------------------------------------
                                                        $10,900,000
-------------------------------------------------------------------
Kentucky--0.6%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series
   1993 A(A-1)
$ 3,000,000          4.20%            01/07/97          $ 3,000,000
-------------------------------------------------------------------
Maryland--2.1%
Anne Arundel County RB for Baltimore Gas & Electric Series 1985
   (A-1/VMIG1)
$ 1,000,000          3.65%            03/10/97          $ 1,000,000
  5,380,000          3.60             03/13/97            5,380,000
Baltimore County PCRB for Baltimore Gas & Electric Series 1985
   (A-1/VMIG1)
  5,000,000          3.70             01/15/97            5,000,000
-------------------------------------------------------------------
                                                        $11,380,000
-------------------------------------------------------------------
Massachusetts--0.7%
Massachusetts Bay Transportation Authority Series 1996 A Notes
   (SP-1/MIG2)
$ 4,000,000          3.75%            02/28/97          $ 4,002,951
-------------------------------------------------------------------
Michigan--1.0%
Michigan Job Development Authority VRDN for Mazda Motor
   Manufacturing Series 1985 (Sumitomo Bank)(VMIG1)
$ 1,400,000          4.25%            01/07/97          $ 1,400,000
Michigan State Strategic Fund Ltd. RB for Dow Chemical Series 1994
   (A-1/P-1)
  4,200,000          5.10             01/01/97            4,200,000
-------------------------------------------------------------------
                                                        $ 5,600,000
-------------------------------------------------------------------
Minnesota--1.9%
Minnesota State Higher Education Facility VRDN for Carleton
   College Series 3-L2(VMIG1)
$ 6,000,000          4.11%            01/07/97          $ 6,000,000
Port Authority of St. Paul VRDN for Weyerhauser Project Series 1993
   (A-1)
  4,000,000          4.21             01/07/97            4,000,000
-------------------------------------------------------------------
                                                        $10,000,000
-------------------------------------------------------------------

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================
Mississippi--0.6%
Grenada County Refunding RB VRDN for Georgia Pacific Corp. Series
   1994 (Sumitomo Bank LOC)(A1/P-1)
$ 1,000,000          4.30%            01/07/97          $ 1,000,000
Jackson County PCRB for Chevron USA, Inc. Series 1992(VMIG1)
  2,000,000          5.00             01/01/97            2,000,000
-------------------------------------------------------------------
                                                        $ 3,000,000
-------------------------------------------------------------------
Missouri--1.1%
Missouri Health & Educational Facility Authority VRDN for SSM
   Health Care Series 1995 B (MBIA)(AAA)
$ 4,500,000          4.10%            01/07/97          $ 4,500,000
Missouri State Environmental Improvement & Energy Resources
   Authority VRDN for Monsanto Corp. Series 1993(P-1)
  1,500,000          4.20             01/07/97            1,500,000
-------------------------------------------------------------------
                                                        $ 6,000,000
-------------------------------------------------------------------
New Jersey--3.1%
State of New Jersey TRANS Series 1997 A(A-1+/P-1)
$17,000,000          3.50%            03/11/97          $17,000,000
-------------------------------------------------------------------
New Mexico--0.9%
Albuquerque RB for Sisters of Charity Series 1992(A-1+/VMIG1)
$ 5,000,000          4.15%            01/07/97          $ 5,000,000
-------------------------------------------------------------------
New York--9.5%
Great Neck North Water Authority Water System RB Series 1993 A
   (FGIC)(A-1+/VMIG1)
$ 3,400,000          4.00%            01/07/97          $ 3,400,000
New York City GO Series 1994 B (Morgan Guaranty LOC)(A-1/VMIG1)
  2,800,000          4.50             01/01/97            2,800,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 26,000,000          4.50             04/15/97           26,060,135
New York City Municipal Water Finance Authority CP Notes Series 3
   (Toronto Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  7,500,000          3.50             03/11/97            7,500,000
New York City Municipal Water Finance Authority RB Series 1995 A
   (FGIC)(A-1+/VMIG1)
  2,900,000          4.70             01/01/97            2,900,000
New York State Local Government VRDN Series 1995 C (Landesbank
   Hessen-Thueringen Girozentrale LOC)(A-1+/VMIG1)
  3,900,000          4.00             01/07/97            3,900,000
New York State Local Government VRDN Series 1995 G (National
   Westminster Bank LOC)(A-1+/MIG1)
  4,550,000          3.85             01/07/97            4,550,000
-------------------------------------------------------------------
                                                        $51,110,135
-------------------------------------------------------------------
North Carolina--6.8%
Rockingham County PCRB for Philip Morris Company Series
   1992(A-1/P-1)
$ 7,700,000          4.15%            01/07/97          $ 7,700,000
Wake County PCRB for Carolina Power & Light Series 1990 A (Fuji
   Bank LOC)(A-2/P-1)
 18,870,000          3.55             02/10/97           18,870,000
Wake County PCRB for Carolina Power & Light Series 1990 B (Fuji
   Bank LOC)(A-2/P-1)
 10,000,000          3.75             02/13/97           10,000,000
-------------------------------------------------------------------
                                                        $36,570,000
-------------------------------------------------------------------
Ohio--2.2%
Columbus Electric System RB Series 1984 (Union Bank of Switzerland
   LOC)(VMIG1)
$12,000,000          3.35%            01/31/97          $12,000,000
-------------------------------------------------------------------
Oregon--1.7%
Portland Public Grain Elevator RB for Columbia Grain, Inc. Series
   1984 (Fuji Bank/Bank of Tokyo LOC)(VMIG1)
$ 9,450,000          4.25%            01/07/97          $ 9,450,000
-------------------------------------------------------------------
Pennsylvania--0.8%
Philadelphia TRANS Series 1996-7 A(SP-1/MIG1)
$ 4,500,000          4.50%            06/30/97          $ 4,511,725
-------------------------------------------------------------------
Puerto Rico--2.3%
Commonwealth of Puerto Rico TRANS Series 1997 A(SP-1+/MIG1)
$12,500,000          4.00%            07/30/97          $12,540,250
-------------------------------------------------------------------
South Carolina--1.1%
York County Floating/Fixed Rate PCRB Pooled Series 1984 N, North
   Carolina Electric Membership Corp. (CFC)(A-1+/MIG1)
$ 5,775,000          4.15%            01/07/97          $ 5,775,000
-------------------------------------------------------------------
Tennessee--0.6%
Blount County PCRB for Aluminum Company of America Series 1992
   (A-1)
$ 2,450,000          4.15%            01/07/97          $ 2,450,000
Bradley County VRDN for Olin Corp. Series 1993 C (Wachovia Bank of
   North Carolina LOC)(A-1+)
    600,000          5.25             01/01/97              600,000
-------------------------------------------------------------------
                                                        $ 3,050,000
-------------------------------------------------------------------

------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund   (continued)

December 31, 1996

-------------------------------------------------------------------
 Principal          Interest           Maturity          Amortized
  Amount              Rate               Date              Cost
===================================================================

Texas--10.5%
Gulf Coast Waste Disposal Authority PCRB for Monsanto Corp. Series
   1996(P-1)
$ 5,300,000          4.20%            01/07/97          $ 5,300,000
Harris County Hospital RB for Children's Hospital Series 1989
   B-2(VMIG1)
 10,000,000          4.10             01/07/97           10,000,000
Harris County Toll Road Adjustable/Fixed Rate Series 1994 C
   (A-1+/VMIG1)
  1,500,000          4.05             01/07/97            1,500,000
Houston GO Series A(A-1+/P-1)
  5,000,000          3.50             03/12/97            5,000,000
Lower Colorado River Authority CP Notes Series C(A-1/P-1)
  7,000,000          3.50             03/13/97            7,000,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 17,700,000          5.00             01/02/97           17,700,000
State of Texas TRANS Series 1996(SP-1+/MIG1)
 10,000,000          4.75             08/29/97           10,050,571
-------------------------------------------------------------------
                                                        $56,550,571
-------------------------------------------------------------------
Virginia--4.6%
Louisa IDA PCRB for Virginia Electric & Power Series 1984(A-1/P-1)
$ 3,900,000          3.65%            01/24/97          $ 3,900,000
  1,500,000          3.60             01/29/97            1,500,000
  4,000,000          3.60             02/18/97            4,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
  3,500,000          4.10             01/07/97            3,500,000
York County IDA PCRB for Virginia Electric & Power Series 1985
   (A-1/A3)
  9,000,000          3.70             01/14/97            9,000,000
  2,900,000          3.60             02/05/97            2,900,000
-------------------------------------------------------------------
                                                        $24,800,000
-------------------------------------------------------------------
Washington--4.4%
Washington Healthcare Facility Authority VRDN for Sisters of
  Providence Series 1985 B and E(A-1+/VMIG1)
$ 2,900,000          5.00%            01/01/97          $ 2,900,000
Washington Public Power Supply Project Electric RB Series 1993 A-2
   (Bank of America LOC)(A-1/VMIG1)
 20,880,000          4.10             01/07/97           20,880,000
-------------------------------------------------------------------
                                                        $23,780,000
-------------------------------------------------------------------
Wisconsin--1.5%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series
   1994(P-1)
$ 8,000,000          4.60%            01/07/97          $ 8,000,000
-------------------------------------------------------------------
Wyoming--0.3%
Converse County PCRB for Pacificorp. Series 1994(AMBAC)
   (A-1/VMIG1)
$ 1,700,000          5.00%            01/01/97          $ 1,700,000
-------------------------------------------------------------------
Total Investments                                      $540,553,164/(a)/
===================================================================

/(a)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund   (continued)
December 31, 1996

================================================================================
Investment Abbreviations:

ACES    --Adjustable Convertible Extendible
          Securities

AMBAC   --Insured by American Municipal Bond
          Assurance Corp.

CFC     --Unconditionally guaranteed by CFC, Cooperative Finance Corp.

CP      --Commercial Paper

FGIC    --Insured by Financial Guaranty Insurance Co.
FHLB    --Federal Home Loan Bank
GO      --General Obligation
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
IDRB    --Industrial Development Revenue Bond
LOC     --Letter of Credit
MBIA    --Insured by Municipal Bond Investors
          Assurance
MF Hsg. --Multi-Family Housing
PCRB    --Pollution Control Revenue Bond
RANS    --Revenue Anticipation Notes
RB      --Revenue Bond
TRANS   --Tax Revenue Anticipation Notes
VRDN    --Variable Rate Demand Note

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Prime                             Treasury                              Tax-Free
                                              Obligations      Money Market       Obligations        Government        Money Market
                                                 Fund             Fund               Fund               Fund               Fund
                                            =======================================================================================
Assets:
Investments in securities, at value
   based on amortized cost                  $4,373,112,279    $2,964,020,412    $ 3,106,195,212     $1,230,446,987     $540,553,164
Interest receivable                             11,583,246        11,328,488          2,442,834          3,375,926        2,193,518
Cash                                                88,907            53,776             72,630             25,740          160,336
Deferred organization expenses, net                     --            21,473                 --                 --           39,662
Other assets                                       107,980            65,537            181,145            117,177           14,269
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                            4,384,892,412     2,975,489,686      3,108,891,821      1,233,965,830      542,960,949
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Dividends payable                               23,926,806        16,502,413         12,829,625          5,834,710        1,711,051
Accrued expenses and other liabilities             989,400           969,498            919,263            588,231          164,840
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                          24,916,206        17,471,911         13,748,888          6,422,941        1,875,891
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                              4,359,975,116     2,958,016,821      3,095,062,895      1,227,516,405      541,097,917
Accumulated undistributed net realized
   gain (loss) on investments                        1,090               954             80,038             26,484          (12,859)
===================================================================================================================================
     Net assets                             $4,359,976,206    $2,958,017,775     $3,095,142,933    $ 1,227,542,889     $541,085,058
===================================================================================================================================
Net asset value, offering and redemption
   price per share (net assets/shares
   outstanding)                                      $1.00             $1.00              $1.00              $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
FST shares                                   3,901,792,070     2,540,361,007      2,290,967,452        858,743,905      440,850,118
FST Administration shares                      215,900,253       165,764,727        536,903,385        145,103,169       51,661,795
FST Service shares                             115,154,059       234,380,537        220,555,465        223,556,901       19,855,446
FST Preferred shares                           127,128,734        17,510,550         46,636,593            112,430       28,730,558
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest
   outstanding, $0.01 par value
   (unlimited number of shares
   authorized)                               4,359,975,116     2,958,016,821      3,095,062,895      1,227,516,405      541,097,917
===================================================================================================================================




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                  Prime                             Treasury                         Tax-Free
                                               Obligations      Money Market      Obligations        Government    Money Market
                                                  Fund              Fund              Fund              Fund           Fund
                                               ==================================================================================
Investment income:
Interest income                                $273,607,363      $168,464,120      $ 130,875,226     $69,659,598      $19,750,787
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                           3,751,933         2,295,135         1,818,328         961,337          420,548
Account administration fees                       6,503,286         3,978,642         3,152,251       1,667,071          728,870
Custodian fees                                      591,036           401,612           349,064         224,733           31,788
Registration fees                                   143,509           118,595           229,757         143,620           24,284
Trustee fees                                         78,242            51,602            31,550          16,933            9,385
Amortization of deferred organization expenses           --             9,065                --              --           15,626
Other                                               325,076           181,947           184,245          95,419           59,633
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses                              11,393,082         7,036,598         5,765,195       3,109,113        1,290,134
     Less--Expenses reimbursable and fees
       waived by Goldman Sachs                   (2,388,496)       (1,598,929)       (1,400,520)       (800,866)        (302,339)
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                 9,004,586         5,437,669         4,364,675       2,308,247          987,795
     Administration share fees                      527,357           474,043         1,100,814         250,618          128,721
     Service share fees                             541,076           271,936           849,624       1,258,434           91,599
     Preferred share fees                            42,963             2,874            15,097             395           13,155
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses and share fees                 10,115,982         6,186,522         6,330,210       3,817,694        1,221,270
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                           263,491,381       162,277,598       124,545,016      65,841,904       18,529,517
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)  on investment
   transactions                                     105,304           189,110           587,091         136,538           (5,995)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                  $263,596,685      $162,466,708      $125,132,107     $65,978,442      $18,523,522
==================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                               Prime                              Treasury                               Tax-Free
                                            Obligations       Money Market       Obligations         Government        Money Market
                                                Fund             Fund               Fund                Fund               Fund
                                           =========================================================================================
From Operations:
Net investment income                     $    263,491,381    $  162,277,598    $   124,545,016    $   65,841,904    $  18,529,517
Net realized gain (loss) on
   investment transactions                         105,304           189,110            587,091           136,538           (5,995)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase  in net assets
        resulting from operations              263,596,685       162,466,708        125,132,107        65,978,442       18,523,522
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   FST shares                                 (245,389,523)     (149,928,272)       (93,857,124)      (48,867,861)     (15,981,710)
   FST Administration shares                   (10,697,750)       (9,558,151)       (21,870,105)       (5,023,737)      (1,593,538)
   FST Service shares                           (5,164,431)       (2,628,897)        (8,020,699)      (11,930,553)        (522,532)
   FST Preferred shares                         (2,239,677)         (162,278)          (797,088)          (19,753)        (431,737)
Net realized gain on investment transactions
   FST shares                                     (128,847)         (173,838)          (385,734)          (81,682)              --
   FST Administration shares                        (5,617)          (11,082)           (89,882)           (8,397)              --
   FST Service shares                               (2,712)           (3,048)           (32,963)          (19,942)              --
   FST Preferred shares                             (1,177)             (188)            (3,276)              (33)              --
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to
        shareholders                          (263,629,734)     (162,465,754)      (125,056,871)      (65,951,958)     (18,529,517)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares               48,481,127,400    44,257,102,764     20,383,057,696    14,111,648,633    4,669,259,507
Reinvestment of dividends and
   distributions                               126,514,648        91,077,089         45,060,831        21,912,928        6,495,873
Cost of shares repurchased                 (47,756,596,271)  (43,600,991,427)   (19,343,068,853)  (13,746,823,336)  (4,623,830,243)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from share
        transactions                           851,045,777       747,188,426      1,085,049,674       386,738,225       51,925,137
------------------------------------------------------------------------------------------------------------------------------------
     Total increase                            851,012,728       747,189,380      1,085,124,910       386,764,709       51,919,142
Net Assets:
Beginning of year                            3,508,963,478     2,210,828,395      2,010,018,023       840,778,180      489,165,916
------------------------------------------------------------------------------------------------------------------------------------
End of year                               $  4,359,976,206    $2,958,017,775    $ 3,095,142,933    $1,227,542,889    $ 541,085,058
====================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Year Ended December 31, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                              Prime                               Treasury                              Tax-Free
                                           Obligations       Money Market       Obligations         Government        Money Market
                                              Fund               Fund               Fund               Fund               Fund
                                           =========================================================================================
From Operations:
Net investment income                   $     247,196,840  $     136,963,014  $     79,821,378   $     38,042,394   $    13,622,900
Net realized gain (loss) on
   investment transactions                         95,511              7,374           781,869             65,308            (6,864)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from operations             247,292,351        136,970,388        80,603,247         38,107,702        13,616,036
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   FST shares                                (236,894,656)      (130,522,374)      (63,729,881)       (34,713,840)      (12,702,550)
   FST Administration shares                   (7,108,569)        (6,351,769)       (9,995,927)        (2,917,098)         (455,025)
   FST Service shares                          (3,193,615)           (88,871)       (6,095,570)          (411,456)         (465,325)
Net realized gain on investment transactions
   FST shares                                     (55,079)            (9,474)         (612,499)           (59,324)               --
   FST Administration shares                       (4,463)              (504)          (99,062)            (5,878)               --
   FST Service shares                              (1,830)                --           (62,143)              (106)               --
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders     (247,258,212)      (136,972,992)      (80,595,082)       (38,107,702)      (13,622,900)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares              35,913,627,249     33,159,975,346    12,055,344,504      8,904,113,596     3,459,116,162
Reinvestment of dividends and
   distributions                               88,104,801         69,894,471        14,492,584         15,345,902         3,954,598
Cost of shares repurchased                (35,375,137,049)   (31,948,570,256)  (11,181,309,002)    (8,391,284,391)   (3,161,776,879)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from share transactions     626,595,001      1,281,299,561       888,528,086        528,175,107       301,293,881
------------------------------------------------------------------------------------------------------------------------------------
     Total increase                           626,629,140      1,281,296,957       888,536,251        528,175,107       301,287,017
Net Assets:
Beginning of year                           2,882,334,338        929,531,438     1,121,481,772        312,603,073       187,878,899
------------------------------------------------------------------------------------------------------------------------------------
End of year                             $   3,508,963,478  $   2,210,828,395  $  2,010,018,023   $    840,778,180   $   489,165,916
====================================================================================================================================
Summary of Share Transactions (at $1.00 per share):
FST Shares:
   Shares sold                             34,469,057,699     31,539,337,948     8,859,672,375      8,279,786,329     3,135,487,639
   Reinvestment of dividends and
      distributions                            85,898,572         66,409,325        11,189,134         14,336,357         3,262,842
   Shares repurchased                     (34,034,050,903)   (30,399,518,678)   (8,241,356,158)    (7,808,586,957)   (2,873,945,734)
------------------------------------------------------------------------------------------------------------------------------------
                                              520,905,368      1,206,228,595       629,505,351        485,535,729       264,804,747
------------------------------------------------------------------------------------------------------------------------------------
FST Administration shares:
   Shares sold                                721,501,944      1,608,362,145     1,309,118,844        331,435,289       110,334,205
   Reinvestment of dividends and
      distributions                               761,953          3,443,404           845,389            785,525           320,945
   Shares repurchased                        (640,480,667)    (1,540,953,481)   (1,108,896,222)      (304,089,584)      (91,758,941)
------------------------------------------------------------------------------------------------------------------------------------
                                               81,783,230         70,852,068       201,068,011         28,131,230        18,896,209
------------------------------------------------------------------------------------------------------------------------------------
FST Service shares:
   Shares sold                                723,067,606         12,275,253     1,886,553,285        292,891,978       213,294,318
   Reinvestment of dividends and
      distributions                             1,444,276             41,742         2,458,061            224,020           370,811
   Shares repurchased                        (700,605,479)        (8,098,097)   (1,831,056,622)      (278,607,850)     (196,072,204)
------------------------------------------------------------------------------------------------------------------------------------
                                               23,906,403          4,218,898        57,954,724         14,508,148        17,592,925
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares                        626,595,001      1,281,299,561       888,528,086        528,175,107       301,293,881
====================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996


--------------------------------------------------------------------------------
1.  Organization
Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Government, Tax-Free Money Market , Municipal Money Market (inactive) and Money Market Plus (inactive). The Financial Square Funds offer four classes of shares:
FST shares, FST Administration shares, FST Service shares and FST Preferred shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation--
--------------------------
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.  Interest Income--
---------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C.  Federal Taxes--
-------------------
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
    At December 31, 1996, the Funds' tax year end, the Tax-Free Money Market Fund had approximately $13,000 of capital loss carryforward for U.S. Federal tax purposes. This capital loss carryforward expires in the year 2004.

D.  Deferred Organization Expenses--
------------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E.  Expenses--
--------------
Expenses incurred by the Funds that do not specifically relate to an individual fund are allocated to the Funds based on each Fund's relative average net assets for the period.
    Shareholders of FST Administration, FST Service and FST Preferred shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) that are directly attributable to such shares.

3.  Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, GSAM, subject to general

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996


--------------------------------------------------------------------------------
supervision of the Trust's Board of Trustees, manages the portfolios of the Funds. As compensation for the services rendered under the Investment Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .075% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
    Until further notice, GSAM has voluntarily agreed to limit certain of each of the Fund's expenses (excluding advisory fees, account administration fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of that Fund's average daily net assets. These amounts are included in "Other assets" in the accompanying Statements of Assets and Liabilities.
    GSAM also serves as administrator pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers each Fund's business affairs, including providing facilities and transfer agency services. As compensation for the services rendered under the Administration Agreement, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .13% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
    Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no fee. The following chart outlines the waivers and reimbursements for the year ended December 31, 1996 and amounts owed to affiliates and due from GSAM at December 31, 1996 (in thousands):

----------------------------------------------------------------------
                   Adviser   Expense             Amounts   Amounts
                     Fee    Reimburs-            due to    due from
Fund               Waived    ements     Total     GSAM      GSAM
---------------------------------------------------------------------
Prime
  Obligations
  Fund             $1,751     $637     $2,388     $777       $108
---------------------------------------------------------------------
Money
  Market
  Fund              1,142      457      1,599      552         65
---------------------------------------------------------------------
Treasury
  Obligations
  Fund                848      553      1,401      419        155
---------------------------------------------------------------------
Government
  Fund                449      352        801      197        117
---------------------------------------------------------------------
Tax-Free
  Money
  Market
  Fund                217       85        302       86         13
---------------------------------------------------------------------

4.  Administration, Service and Preferred Plans
The Funds have adopted Administration, Service and Preferred Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration, Service and Preferred Plans provide for compensation to the service organizations in an amount up to .25% , .50% and
 .10% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5.    Line of Credit Facility
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1996, the Funds did not have any borrowings under this facility.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
6. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

7. Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
   At December 31, 1996, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $297,900,000, $205,200,000, $1,419,100,000 and $351,600,000 in principal amount, respectively.
At December 31, 1996, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

--------------------------------------------------------------------------
Principal             Interest        Maturity                 Amortized
Amount                  Rate            Date                      Cost
--------------------------------------------------------------------------

Repurchase Agreements
BT Securities Corp., dated 12/31/96, repurchase price $200,061,111 (U.S.
   Treasury Notes: $154,133,720, 5.75%-6.38%, 08/31/97-04/30/01; U.S.
   Treasury Bills: $48,126,398, 06/12/97)
$ 200,000,000           5.50%          01/02/97             $  200,000,000

Chase Securities, Inc., dated 12/31/96, repurchase price $1,000,369,444
   (U.S. Treasury Notes: $1,020,003,399, 5.00%-9.13%, 11/15/97-5/31/99)
1,000,000,000           6.65           01/02/97              1,000,000,000

Citicorp. Securities, Inc., dated 12/31/96, repurchase price $100,034,722
   (U.S. Treasury Notes: $101,974,154, 5.88%-7.50%, 03/31/98-11/15/01)
100,000,000             6.25           01/02/97                100,000,000

Morgan Stanley & Co., dated 12/31/96, repurchase price $1,200,450,000
   (U.S. Treasury Notes: $954,150,236, 6.00%-6.25%, 07/31/98-09/30/98;
   U.S. Treasury Bills: $270,396,330, 01/23/97-10/16/97)
1,200,000,000           6.75           01/02/97              1,200,000,000

Swiss Bank Corp., dated 12/31/96, repurchase price $140,846,933 (U.S.
   Treasury Notes: $129,531,177, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
   Treasury Bills: $14,639,156, 01/30/97-06/26/97)
140,800,000             6.00           01/02/97                140,800,000

Swiss Bank Corp., dated 12/31/96, repurchase price $400,150,000 (U.S.
   Treasury Notes: $367,986,300, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
   Treasury Bills: $41,588,512, 01/30/97-06/26/97)
400,000,000             6.75           01/02/97                400,000,000
--------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                    $3,040,800,000
==========================================================================

8.  Other Matters
Pursuant to an SEC exemptive order, each taxable Fund may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements   (continued)
December 31, 1996

--------------------------------------------------------------------------------
9.  Summary of Share Transactions
Share activity for the year ended December 31, 1996 is as follows:

                                                                                                                      Tax-Free
                                   Prime Obligations     Money Market         Treasury            Government        Money Market
                                         Fund               Fund          Obligations Fund           Fund               Fund
                                   ------------------------------------------------------------------------------------------------
FST Shares:
Shares sold                         44,941,258,260      41,611,799,874      15,303,462,361      11,674,849,553      4,186,677,890
Reinvestment of dividends and
   distributions                       120,569,689          84,724,371          33,617,264          19,640,980          4,879,667
Shares repurchased                 (44,455,790,432)    (41,225,360,339)    (14,633,812,470)    (11,579,631,835)    (4,199,081,918)
                                   ------------------------------------------------------------------------------------------------
                                       606,037,517         471,163,906         703,267,155         114,858,698         (7,524,361)

FST Administration Shares:
Shares sold                          1,718,885,581       2,097,089,351       2,868,056,191       1,074,614,378        177,906,627
Reinvestment of dividends and
   distributions                         2,721,453           5,879,304           4,640,302           1,055,828            844,377
Shares repurchased                  (1,653,602,695)     (2,074,616,324)     (2,618,986,546)     (1,012,951,862)      (148,027,716)
                                   ------------------------------------------------------------------------------------------------
                                        68,004,339          28,352,331         253,709,947          62,718,344         30,723,288

FST Service Shares:
Shares sold                          1,442,987,405         470,852,368       2,117,230,142       1,353,982,373        239,131,409
Reinvestment of dividends and
   distributions                         3,217,249             397,187           6,330,034           1,208,640            449,321
Shares repurchased                  (1,396,329,467)       (241,087,916)     (2,042,124,197)     (1,146,142,260)      (239,585,078)
                                   ------------------------------------------------------------------------------------------------
                                        49,875,187         230,161,639          81,435,979         209,048,753             (4,348)

FST Preferred Shares:
Shares sold                            377,996,154          77,361,171          94,309,002           8,202,329         65,543,581
Reinvestment of dividends and
   distributions                             6,257              76,227             473,231               7,480            322,508
Shares repurchased                    (250,873,677)        (59,926,848)        (48,145,640)         (8,097,379)       (37,135,531)
                                   ------------------------------------------------------------------------------------------------
                                       127,128,734          17,510,550          46,636,593             112,430         28,730,558
                                   ------------------------------------------------------------------------------------------------
Net increase in shares                 851,045,777         747,188,426       1,085,049,674         386,738,225         51,925,137
                                   ================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
--------------------------------------------------------------------------------

                                                   Income from investment operations
                                                --------------------------------------
                                                                                                                       Ratio of net
                                 Net asset              Net realized     Total                     Net asset           expenses to
                                 value at      Net         gain        income from   Distributions value at              average
                                 beginning  investment  on investment  investment        to           end      Total       net
                                 of period    income     transactions   operations   shareholders   of period return(a)   assets
                                 ---------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00     $0.0529   $--            $0.0529      $(0.0529)       $1.00      5.41%      0.18%
1996-FST Preferred shares/(c)/...     1.00      0.0346    --             0.0346       (0.0346)        1.00      5.28/(b)/  0.28/(b)/
1996-FST Administration shares ..     1.00      0.0506    --             0.0506       (0.0506)        1.00      5.14       0.43
1996-FST Service shares .........     1.00      0.0478    --             0.0478       (0.0478)        1.00      4.88       0.68

1995-FST shares .................     1.00      0.0586    --             0.0586       (0.0586)        1.00      6.02       0.18
1995-FST Administration shares ..     1.00      0.0559    --             0.0559       (0.0559)        1.00      5.75       0.43
1995-FST Service shares .........     1.00      0.0533    --             0.0533       (0.0533)        1.00      5.49       0.68

For the Period Ended December 31,
---------------------------------

1994-FST shares/(d)/.............     1.00      0.0401    --             0.0401       (0.0401)        1.00      4.38/(b)/  0.18/(b)/
1994-FST Administration shares/(d)/   1.00      0.0383    --             0.0383       (0.0383)        1.00      4.12/(b)/  0.43/(b)/
1994-FST Service shares/(d)/.....     1.00      0.0364    --             0.0364       (0.0364)        1.00      3.86/(b)/  0.68/(b)/

For the Years Ended January 31,
-------------------------------

1994-FST shares .................     1.00      0.0311    0.0002         0.0313       (0.0313)        1.00      3.18       0.17
1994-FST Administration shares ..     1.00      0.0286    0.0002         0.0288       (0.0288)        1.00      2.92       0.42
1994-FST Service shares .........     1.00      0.0261    0.0002         0.0263       (0.0263)        1.00      2.66       0.67

1993-FST shares .................     1.00      0.0360    0.0007         0.0367       (0.0367)        1.00      3.75       0.18
1993-FST Administration shares/(e)/   1.00      0.0068    0.0001         0.0069       (0.0069)        1.00      3.02/(b)/  0.44/(b)/
1993-FST Service shares .........     1.00      0.0301    0.0007         0.0308       (0.0308)        1.00      3.23       0.68

1992-FST shares .................     1.00      0.0572    0.0002         0.0574       (0.0574)        1.00      5.99       0.18
1992-FST Service shares (e)......     1.00      0.0027    --             0.0027       (0.0027)        1.00      4.10/(b)/  0.66/(b)/

For the Period March 8, 1990 (f)
--------------------------------
through January 31,
-------------------

1991-FST shares .................     1.00      0.0727    --             0.0727       (0.0727)        1.00      8.27/(b)/  0.18/(b)/

                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                     ----------------------------
                                             Net                     Ratio of net
                                          assets at    Ratio of       investment
                                             end      expenses to      income to
                                          of period   average net     average net
                                          (in 000's)    assets          assets
                                         ----------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................         $3,901,797      0.23%           5.24%
1996-FST Preferred shares/(c)/...            127,126      0.33/(b)/       5.14/(b)/
1996-FST Administration shares ..            215,898      0.48            5.01
1996-FST Service shares .........            115,154      0.73            4.73

1995-FST shares .................          3,295,791      0.22            5.82
1995-FST Administration shares ..            147,894      0.47            5.55
1995-FST Service shares .........             65,278      0.72            5.29

For the Period Ended December 31,
---------------------------------

1994-FST shares/(d)/.............          2,774,849      0.24/(b)/       4.32/(b)/
1994-FST Administration shares/(d)/           66,113      0.49/(b)/       4.12/(b)/
1994-FST Service shares/(d)/.....             41,372      0.74/(b)/       3.92/(b)/

For the Years Ended January 31,
-------------------------------

1994-FST shares .................          1,831,413      0.25            3.03
1994-FST Administration shares ..             35,250      0.50            2.78
1994-FST Service shares .........             14,001      0.75            2.53

1993-FST shares .................            813,126      0.25            3.53
1993-FST Administration shares/(e)/            1,124      0.52/(b)/       2.88/(b)/
1993-FST Service shares .........                336      0.75            2.94

1992-FST shares .................            917,073      0.27            5.63
1992-FST Service shares/(e)/.....                118      0.74/(b)/       4.02/(b)/

For the Period March 8, 1990/(f)/
---------------------------------
through January 31,
-------------------

1991-FST shares .................            578,495      0.28/(b)/       7.94/(b)/

---------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/Annualized.

/(c)/FST Preferred share activity commenced on May 1, 1996.

/(d)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

/(e)/FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.

/(f)/Commencement of operations.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
--------------------------------------------------------------------------------


                                                   Income from investment operations
                                                   =================================
                                      Net Asset                Net realized       Total                         Net asset
                                       value at       Net          gain        income from     Distributions     value at
                                      beginning   investment   on investment    investment          to             end
                                      of period     income     transactions     operations     shareholders     of period
                                     =========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares .................      $1.00        $0.0533      $0.0001         $0.0534        $(0.0534)        $1.00
1996-FST Preferred shares/(c)/...       1.00         0.0348           --          0.0348         (0.0348)         1.00
1996-FST Administration shares ..       1.00         0.0504       0.0001          0.0505         (0.0505)         1.00
1996-FST Service shares .........       1.00         0.0484           --          0.0484         (0.0484)         1.00

1995-FST shares .................       1.00         0.0589           --          0.0589         (0.0589)         1.00
1995-FST Administration shares ..       1.00         0.0561           --          0.0561         (0.0561)         1.00
1995-FST Service shares/(d)/.....       1.00         0.0231           --          0.0231         (0.0231)         1.00

For the Period Ended December 31,
=================================

1994-FST shares/(d)/.............       1.00         0.0305           --          0.0305         (0.0305)         1.00
1994-FST Administration shares
   /(d)/.........................       1.00         0.0298           --          0.0298         (0.0298)         1.00

                                                                                                       Ratios assuming no
                                                                                                      waiver of fees and no
                                                                                                       expense limitations
                                                                                                  ============================
                                                                  Ratio of net         Net                        Ratio of net
                                                    Ratio of net   investment       assets at       Ratio of      investment
                                                    expenses to    income to          end          expenses to     income to
                                       Total        average net    average net     of period       average net    average net
                                     return/(a)/      assets         assets        (in 000's)        assets         assets
                                    ==========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares..................     5.45%           0.18%         5.33%           $2,540,366      0.23%           5.28%
1996-FST Preferred shares/(c)/...     5.31/(b)/       0.28/(b)/     5.23/(b)/           17,510      0.33/(b)/       5.18/(b)/
1996-FST Administration shares...     5.19            0.43          5.04               165,766      0.48            4.99
1996-FST Service shares..........     4.93            0.68          4.84               234,376      0.73            4.79

1995-FST  shares.................     6.07            0.15          5.89             2,069,197      0.23            5.81
1995-FST Adminstration shares....     5.80            0.40          5.61               137,412      0.48            5.53
1995-FST Services shares/(d)/....     5.41/(b)/       0.65/(b)/     4.93/(b)/            4,219      0.73/(b)/       4.85/(b)/

For the Period Ended December 31,
=================================
1994-FST shares/(d)/.............     4.91/(b)/       0.11/(b)/     4.88/(b)/          862,971      0.25/(b)/       4.74/(b)/
1994-FST Adminstration shares/(d)/    4.65/(b)/       0.36/(b)/     4.82/(b)/           66,560      0.50/(b)/       4.68/(b)/

------------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST, FST Adminstration and FST Service share activity commenced May 18,
     1994, May 20, 1994 and July 14, 1995, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
--------------------------------------------------------------------------------

                                           Income from investment operations
                                         -------------------------------------
                                   Net                      Net          Total
                                  asset                   realized      income                     Net asset
                                 value at      Net       gain (loss)     from      Distributions   value at
                                 beginning  investment   investment   investment        to          end of      Total
                                 of period   income     transactions  operations    unitholders     period     return /(a)/
                                 ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00    $0.0522     $0.0003      $0.0525      $(0.0524)      $1.00        5.35%
1996-FST Preferred shares/(c)/...     1.00     0.0342      0.0001       0.0343       (0.0343)       1.00        5.24/(b)/
1996-FST Administration shares ..     1.00     0.0497      0.0002       0.0499       (0.0498)       1.00        5.09
1996-FST Service shares .........     1.00     0.0472      0.0002       0.0474       (0.0474)       1.00        4.83

1995-FST shares .................     1.00     0.0573      0.0005       0.0578       (0.0578)       1.00        5.96
1995-FST Administration shares ..     1.00     0.0547      0.0005       0.0552       (0.0552)       1.00        5.69
1995-FST Service shares .........     1.00     0.0521      0.0005       0.0526       (0.0526)       1.00        5.43

For the Year Ended December 31,
-------------------------------
1994-FST shares/(d)/.............     1.00     0.0379     (0.0001)      0.0378       (0.0378)       1.00        4.23/(b)/
1994-FST Administration shares
  /(d)/..........................     1.00     0.0388     (0.0001)      0.0387       (0.0387)       1.00        3.97/(b)/
1994-FST Service shares/(d)/.....     1.00     0.0349     (0.0001)      0.0348       (0.0348)       1.00        3.71/(b)/

For the Year Ended December 31,
-------------------------------
1994-FST shares .................     1.00     0.0301      0.0007       0.0308       (0.0307)       1.00        3.11
1994-FST Administration shares ..     1.00     0.0276      0.0006       0.0282       (0.0281)       1.00        2.85
1994-FST Service shares .........     1.00     0.0251      0.0008       0.0259       (0.0256)       1.00        2.60

1993-FST shares .................     1.00     0.0342      0.0012       0.0354       (0.0355)       1.00        3.69
1993-FST Administration shares
  /(e)/..........................     1.00     0.0009          --       0.0009       (0.0009)       1.00        2.83/(b)/
1993-FST Service shares .........     1.00     0.0296      0.0016       0.0312       (0.0309)       1.00        3.17

1992-FST shares .................     1.00     0.0549      0.0015       0.0564       (0.0561)       1.00        5.84
1992-FST Service shares/(e)/.....     1.00     0.0113      0.0006       0.0119       (0.0116)       1.00        4.47/(b)/

For the Period March 8, 1990/(f)/through January 31,
-------------------------------------------
1991-FST shares .................     1.00     0.0600      0.0006       0.0606       (0.0605)       1.00        8.06/(b)/


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ----------------------------
                                                   Ratio of net       Net                         Ratio of net
                                   Ratio of net     investment     assets at     Ratio of net     investment
                                   expenses to      income to         end        expenses to       income to
                                   average net     average net     period of     average net      average net
                                     assets          assets        (in 000's)      assets           assets
                                   ---------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    0.18%           5.22%       $2,291,051         0.24%             5.16%
1996-FST Preferred shares/(c)/...    0.28/(b)/       5.11/(b)/       46,637         0.34/(b)/         5.05/(b)/
1996-FST Administration shares ..    0.43            4.97           536,895         0.49              4.91
1996-FST Service shares .........    0.68            4.72           220,560         0.74              4.66

1995-FST shares .................    0.18            5.73         1,587,715         0.23              5.68
1995-FST Administration shares ..    0.43            5.47           283,186         0.48              5.42
1995-FST Service shares .........    0.68            5.21           139,117         0.73              5.16

For the Period Ended December 31,
-------------------------------
1994-FST shares/(d)/.............    0.18/(b)/       4.13/(b)/      958,196         0.25/(b)/         4.06/(b)/
1994-FST Administration shares
  /(d)/..........................    0.43/(b)/       4.24/(b)/       82,124         0.50/(b)/         4.17/(b)/
1994-FST Service shares/(d)/.....    0.68/(b)/       3.82/(b)/       81,162         0.75/(b)/         3.75/(b)/

For the Years Ended January 31,
-------------------------------
1994-FST shares .................    0.17            3.01           812,420         0.24              2.94
1994-FST Administration shares ..    0.42            2.76            24,485         0.49              2.69
1994-FST Service shares .........    0.67            2.51            35,656         0.74              2.44

1993-FST shares .................    0.18            3.42           776,181         0.26              3.34
1993-FST Administration shares
  /(e)/..........................    0.43/(b)/       2.83/(b)/            1         0.51/(b)/         2.75/(b)/
1993-FST Service shares .........    0.68            2.96             5,155         0.76              2.88

1992-FST shares .................    0.18            5.49           413,171         0.28              5.39
1992-FST Service shares/(e)/.....    0.68/(b)/       3.77/(b)/        3,634         0.78/(b)/         3.67/(b)/

For the Period March 8, 1990/(f)/through January 31,
-----------------------------------
1991-FST shares .................    0.21/(b)/       7.74/(b)/      229,988         0.34/(b)/         7.61/(b)/

----------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
/(e)/FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
/(f)/Commencement of operations.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
--------------------------------------------------------------------------------

                                           Income from investment operations
                                         -------------------------------------
                                   Net                      Net          Total
                                  asset                   realized      income                     Net asset
                                 value at      Net         gain on       from      Distributions   value at
                                 beginning  investment   investment   investment        to          end of      Total
                                 of period   income     transactions  operations    unitholders     period     return /(a)/
                                 ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1996-FST shares .................    $1.00    $0.0525     $0.0001       $0.0526      $(0.0526)      $1.00        5.38%
1996-FST Preferred shares/(c)/...     1.00     0.0344      0.0001        0.0345       (0.0345)       1.00        5.26/(b)/
1996-FST Administration shares ..     1.00     0.0501      0.0001        0.0502       (0.0502)       1.00        5.12
1996-FST Service shares .........     1.00     0.0474      0.0001        0.0475       (0.0475)       1.00        4.86

1995-FST shares .................     1.00     0.0581      0.0001        0.0582       (0.0582)       1.00        6.00
1995-FST Administration shares ..     1.00     0.0554      0.0001        0.0555       (0.0555)       1.00        5.74
1995-FST Service shares/(d)/.....     1.00     0.0320          --        0.0320       (0.0320)       1.00        5.40/(b)/

For the Period Ended December 31,
---------------------------------

1994-FST shares/(e)/.............     1.00     0.0424          --        0.0424       (0.0424)       1.00        4.36/(b)/
1994-FST Administration shares
  /(e)/..........................     1.00     0.0426          --        0.0426       (0.0426)       1.00        4.10/(b)/

For the Period Ended January 31,
-------------------------------

1993-FST shares/(d)/.............     1.00     0.0256      0.0001        0.0257       (0.0257)       1.00        3.14/(b)/
1993-FST Administration shares
  /(d)/..........................     1.00     0.0120      0.0001        0.0121       (0.0121)       1.00        2.87/(b)/


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ----------------------------
                                                   Ratio of net       Net                         Ratio of net
                                   Ratio of net     investment     assets at     Ratio of net     investment
                                   expenses to      income to         end        expenses to       income to
                                   average net     average net     period of     average net      average net
                                     assets          assets        (in 000's)      assets           assets
                                   ---------------------------------------------------------------------------

For the Year Ended December 31,
-------------------------------
1996-FST shares .................    0.18%           5.25%          $858,769        0.24%             5.19%
1996-FST Preferred shares/(c)/...    0.28/(b)/       5.14/(b)/           112        0.34/(b)/         5.08/(b)/
1996-FST Administration shares ..    0.43            5.01            145,108        0.49              4.95
1996-FST Service shares .........    0.68            4.74            223,554        0.74              4.68

1995-FST shares .................    0.18            5.81            743,884        0.24              5.75
1995-FST Administration shares ..    0.43            5.54             82,386        0.49              5.48
1995-FST Service shares/(d)/.....    0.68/(b)/       5.08/(b)/        14,508        0.74/(b)/         5.02/(b)/

For the Period Ended December 31,
-------------------------------

1994-FST shares/(e)/.............    0.15/(b)/       4.64/(b)/       258,350        0.25/(b)/         4.54/(b)/
1994-FST Administration shares
  /(e)/..........................    0.40/(b)/       4.67/(b)/        54,253        0.50/(b)/         4.57/(b)/

For the Period Ended January 31,
-------------------------------

1993-FST shares/(d)/.............    0.08/(b)/       3.10/(b)/        44,697         0.59/(b)/         2.59/(b)/
1993-FST Administration shares
  /(d)/..........................    0.35/(b)/       2.85/(b)/        14,126         0.76/(b)/         2.44/(b)/
---------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST share, FST Administration share and FST Service share activity commenced April 6, 1993, September 1, 1993 and May 16, 1995, respectively. /(e)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
--------------------------------------------------------------------------------

                                                 Income from investment operations
                                               =====================================
                                         Net                      Net          Total
                                        asset                   realized      income                     Net asset
                                       value at      Net         gain on       from      Distributions   value at
                                       beginning  investment   investment   investment        to          end of      Total
                                       of period   income     transactions  operations    shareholders     period     return /(a)/
                                       ===========================================================================================
For the Year Ended December 31,
===============================
1996-FST shares ......................   $1.00     $0.0335     --            $0.0335       $(0.0335)      $1.00       3.39%
1996-FST Preferred shares /(c)/.......    1.00      0.0218     --             0.0218        (0.0218)       1.00       3.30/(b)/
1996-FST Administration shares .......    1.00      0.0310     --             0.0310        (0.0310)       1.00       3.13
1996-FST Service shares ..............    1.00      0.0285     --             0.0285        (0.0285)       1.00       2.88

1995-FST shares ......................    1.00      0.0381     --             0.0381        (0.0381)       1.00       3.89
1995-FST Administration shares .......    1.00      0.0354     --             0.0354        (0.0354)       1.00       3.63
1995-FST Service shares ..............    1.00      0.0332     --             0.0332        (0.0332)       1.00       3.38

For the Period Ended December 31,
=================================
1994-FST shares /(d)/.................    1.00      0.0156     --             0.0156        (0.0156)       1.00       3.41/(b)/
1994-FST Administration shares /(d)/..    1.00      0.0136     --             0.0136        (0.0136)       1.00       3.19/(b)/
1994-FST Service shares /(d)/.........    1.00      0.0091     --             0.0091        (0.0091)       1.00       3.11/(b)/

                                                                                           Ratios assuming no
                                                                                          waiver of fees and no
                                                                                           expense limitations
                                                                                       ============================
                                                        Ratio of net       Net                         Ratio of net
                                        Ratio of net     investment     assets at       Ratio of        investment
                                        expenses to      income to        end of      expenses to       income to
                                        average net     average net       period      average net      average net
                                          assets          assets        (in 000's)      assets           assets
                                        ===========================================================================
For the Year Ended December 31,
===============================
1996-FST shares ......................     0.18%          3.35%           $440,838        0.23%             3.30%
1996-FST Preferred shares /(c)/.......     0.28/(b)/      3.26/(b)/         28,731        0.33/(b)/         3.21/(b)/
1996-FST Administration shares .......     0.43           3.10              51,661        0.48              3.05
1996-FST Service shares ..............     0.68           2.85              19,855        0.73              2.80

1995-FST shares ......................     0.14           3.81             448,367        0.24              3.71
1995-FST Administration shares .......     0.39           3.54              20,939        0.49              3.44
1995-FST Service shares ..............     0.64           3.32              19,860        0.74              3.22

For the Period Ended December 31,
=================================
1994-FST shares /(d)/.................     0.07/(b)/      3.42/(b)/        183,570        0.31/(b)/         3.18/(b)/
1994-FST Administration shares /(d)/..     0.32/(b)/      3.25/(b)/          2,042        0.56/(b)/         3.01/(b)/
1994-FST Service shares /(d)/.........     0.57/(b)/      3.32/(b)/          2,267        0.81/(b)/         3.08/(b)/

---------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/FST Preferred share activity commenced on May 1, 1996.
/(d)/FST share, FST Administration share and FST Service share activity commenced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Money Market Trust--Financial Square Funds:

   We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Money Market Trust--Financial Square Funds (a Massachusetts business trust comprising the Prime Obligations, Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds), including the statements of investments, as of December 31, 1996, and the related statements of operations, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Financial Square Funds as of December 31, 1996, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 10, 1997


-------------------------------------    ---------------------------------------

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                                      29

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                                      30

--------------------------------------------------------------------------------



-------------------------------------  -----------------------------------------







--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust--Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report



--------------------------------------------------------------------------------
Dear Unitholders:

     We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1996. It has been another positive year for ILA in which the Portfolios did well compared with their respective IBC Financial Data, Inc. averages while adhering to their conservative investment guidelines.

1996 in Review: After Easing Early in the Year, the Fed Remained Neutral Amid Moderate Growth and Benign Inflation
     Last year began on a weak note, with the economy still in the doldrums as harsh winter storms and a strike at General Motors continued to restrain growth. Against that backdrop, the Federal Reserve Board (the "Fed") cut the Federal funds rate by 25 basis points to 5.25% in January 1996, following an easing of the same magnitude in December 1995. It soon became evident that the economy had responded and was somewhat healthier than expected, with first-quarter real Gross Domestic Product (GDP) reported at 2.0% annualized. Growth was more dramatic during the second quarter, as industrial activity and automobile and home sales all showed significant improvement, pushing real GDP to 4.7%, its highest rate in two years. That growth rate caused some to expect the Fed to change direction and tighten before year-end. However, the economy subsequently moderated significantly, with third-quarter annualized real GDP retreating to 2.1%, reflecting lackluster consumer spending and a widening U.S. trade deficit. As 1996 drew to a close, moderate economic growth and contained inflation kept the Fed in a neutral mode, despite a very robust stock market.

     Historical Yield Curve (LIBOR)

                           [BAR GRAPH APPEARS HERE]
                            [PLOT POINTS TO COME]
Source: Goldman Sachs Fixed Income Database, reflecting the London Interbank Offered Rate (LIBOR).

The Federal funds rate began the year at 5.50% and ended at 5.25%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1996, the spread between one- and 12-month LIBOR moved to plus 28 basis points.

A Nimble Strategy Contributed to Strong Performance
     Taxable Sector. Structuring money market portfolios successfully during 1996 as the Fed shifted policy from easing to neutral to a bias to tighten required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much easing at the beginning of 1996 or too much tightening by midyear 1996 and then adjusting the portfolios' weighted average maturities and structures were equally important to our strategy.
     During the second and third quarters of 1996, we extended the ILA Portfolios' weighted average maturities as the yield curve steepened in anticipation of a Fed tightening that did not materialize. During the early part of the fourth quarter, market data suggested that growth slowed in the third quarter. Consequently, the market was priced to a more neutral Fed policy. However, year-end financing pressures resulted in investment opportunities maturing in the first quarter of 1997, and the Portfolios closed the year with neutral weighted average maturities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report (continued)



--------------------------------------------------------------------------------
     Tax-Exempt Sector. With tax reform basically a nonissue in 1996, investor interest in the sector revived, causing total assets in the tax-exempt money market fund category to increase by 13%. In contrast, supply was little changed from 1995 levels, making tax-exempts slightly more expensive in 1996. These supply/demand technicals coupled with our fundamental view that short-term rates were likely to rise explains our neutral to short-to-neutral weighted average maturities during the latter part of the year.

Summary for ILA Portfolios Institutional Units* as of December 31, 1996


 ---------------------------------------------------------
                                               Weighted
  Institutional SEC 7-Day SEC 7-Day  30-Day     Average
  Liquid Assets  Current  Effective  Average   Maturity
   Portfolios     Yield     Yield     Yield     (days)
 =========================================================
  Prime
    Obligations   5.12%     5.25%     5.10%       40
 ---------------------------------------------------------
  Money Market    5.20%     5.33%     5.18%       43
 ---------------------------------------------------------
  Government      5.19%     5.32%     5.07%       31
 ---------------------------------------------------------
  Treasury
    Obligations   5.19%     5.32%     5.06%       34
 ---------------------------------------------------------
  Treasury
    Instruments   4.84%     4.95%     4.98%       54
 ---------------------------------------------------------
  Federal         5.15%     5.28%     5.12%       41
 ---------------------------------------------------------
  Tax-Exempt
    Diversified   3.58%     3.64%     3.30%       39
 ---------------------------------------------------------
  Tax-Exempt
    California    3.47%     3.53%     3.11%       34
 ---------------------------------------------------------
  Tax-Exempt
    New York      3.52%     3.58%     3.19%       34
 ---------------------------------------------------------

* ILA offers three separate classes of units (Institutional, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle unitholders to different services. The Administration units and the Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. More complete information, including management fees and expenses, is included in the ILA Portfolios' prospectus or may be obtained by calling the Goldman Sachs Funds at 1-800-621-2550.

Domestic Credit Trends Were Positive, Reflecting a Healthy
Economy and a Strong Market

     Credit trends in 1996 were positive on the whole in the U.S., with steady growth, low inflation, a booming stock market, and technological advances and globalization transforming many industries. The major story of 1996 was the Dow Jones Industrial Average climb of 26%, which, following the 33.5% increase in 1995, added up to a 68% growth rate since 1994.

     The rising stock market supported record levels of mergers and acquisitions. Over $650 billion in mergers, acquisitions and spin-offs were announced in the U.S. in 1996 (up 27% from 1995), with $1.4 trillion announced globally. This trend was spurred on not only by the stock market, but also by deregulation in telecommunications, utilities and broadcasting. Unlike the 1980s, mergers this past year were generally equity-financed and aimed at expanding core businesses, rather than diversifying. Merger and acquisition activity was also utilized to boost earnings growth, since cost-cutting opportunities had been largely exhausted during 1995.

     Banks, which dominated merger activity in 1995, were busy consolidating those mergers in 1996. It is likely that large regional domestic banks will continue making acquisitions in 1997, although this is not expected to affect their credit quality. At the end of the third quarter 1996, 80% of the banking sector had a stable rating outlook.

     Although consumer confidence was buoyed by low unemployment and mild inflation, growing household debt levels led to an all-time high in credit card loan delinquencies and personal bankruptcies. Consequently, financial results in the consumer products, retail, restaurant and entertainment businesses were mediocre at best. Almost all other industries, however, had improved credit quality, with upgrades surpassing downgrades in utilities, energy, healthcare and financial institutions. Many companies used the strength of the stock market to substitute debt capital with equity capital, thereby improving their credit quality.

     Credit quality in the tax-exempt market was steady-to-improving during 1996. Market concerns arising from

--------------------------------------------------------------------------------
the Orange County bankruptcy abated somewhat, although various forms of credit enhancement remained popular, even among high-quality issuers. Reflecting the strong national economy, many states and localities experienced positive financial results, reducing their regular cash flow borrowings.

The Credit Picture Abroad:  Europe Improved,
While Asia Was Generally Stable

     In Europe, developments were driven by the push towards European Monetary Union (EMU), while the key factors in Asia were the fragile Japanese recovery and a sharp downturn in Asian exports. In general, sovereign creditworthiness improved during 1996. This was particularly the case in Europe, where the political will to qualify for EMU produced significant improvements in fiscal policy and debt dynamics, as it sparked more rapid corporate restructuring. French and Italian banks did require close monitoring this year as their problem loans continued, but French bank credit quality stabilized after having suffered broad rating downgrades in 1995. The credit quality of most other European banks was stable, with a few minor downgrades of German and Swiss banks. In Asia, creditworthiness was fairly stable. The notable negative exception was the Japanese financial sector, which remained under pressure from the ongoing weakness of the real estate markets, sluggish economic growth and ongoing deregulation. However, Japan's largest banks have strong fundamentals and will continue to be important and dominant players in the global financial market. Australian credit quality strengthened through improved macroeconomic balances, which provided evidence that Australia's recent boom-and-bust cycles may be over. The weakness of Asian exports did not affect creditworthiness directly; exports should recover this year, and the scare could prompt salutary policy adjustments going forward.

     In 1996, we continued to apply conservative credit standards to our money market portfolios. The Goldman Sachs Credit Department, which has analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to vigilantly monitor global developments in 1997.

Outlook and Strategies for 1997

     Fourth-quarter 1996 GDP was reported at 4.7%, reflecting a stronger economic picture from several sources: a sharp narrowing of the U.S. trade deficit, as well as increases in consumer spending and industrial production. Goldman Sachs' economists expect economic growth to continue at just under 2.0% for the first quarter of 1997 and at approximately 3.0% for the full year. As a result, Goldman Sachs currently believes the Fed is likely to raise short-term interest rates by midyear.

     Consequently, ILA Portfolios will continue to be managed with short-to-neutral average life targets and short, ddered structures to prepare for higher rates ahead.

Extended Trading Hours Improve Service Further

     On November 4, 1996, we extended the trading hours for the Institutional Liquid Assets Federal and Treasury Instruments Portfolios to 3:00 p.m. EST. Many clients have already taken advantage of this additional flexibility.

     In closing, we thank you for your support and for making 1996 a successful year for the ILA Portfolios. We are pleased that many of you have joined our conference calls following each Federal Open Market Committee meeting throughout the year. Our goal is to continue to provide you with competitive performance, as well as a range of value-added services that reflect the breadth and depth of Goldman Sachs' outstanding resources.

Sincerely,


/s/ Kaysie P. Uniacke
Kaysie P. Uniacke
Portfolio Manager
February 7, 1997

Statement of Investments
-----------------------------------------------------------
ILA Prime Obligations Portfolio

December 31, 1996

-----------------------------------------------------------
Principal          Interest     Maturity         Amortized
 Amount             Rate         Date              Cost
===========================================================
Commercial Paper and Corporate Obligations--60.5%
Bank Holding Companies
BankAmerica Corp.
$50,000,000       5.27%         03/21/97     $ 49,421,764
Business Credit Institutions
General Electric Capital Corp.
 20,000,000       5.30          03/26/97       19,752,667
 30,000,000       5.44          04/03/97       29,582,933
JC Penney Funding Corp.
 44,300,000       5.31          01/31/97       44,103,973
Chemicals
Bayer Corp.
 25,000,000       5.33          03/13/97       24,737,201
Commercial Banks
CP Trust Certificates Series 1996
 35,000,000       5.94/(a)/     03/28/97       35,000,000
Life Insurance
Commonwealth Life Insurance Co.
 55,000,000       6.11/(b)/     05/08/97       55,000,000
Pacific Mutual Life Insurance Co.
 25,000,000       5.52/(b)/     02/28/97       25,000,000
Prudential Funding Corp.
 40,000,000       5.42          01/29/97       39,831,378
Motor Vehicles and Equipment
Ford Motor Credit Corp.
 20,000,000       5.50          01/28/97       19,917,500
Hertz Corporation
 25,000,000       5.32          02/04/97       24,874,389
Personal Credit Institutions
Associates Corp.
 50,000,000       5.32          01/29/97       49,793,111
Household Finance Corp.
 50,000,000       5.32          03/12/97       49,482,778
Transamerica Finance Corp.
 20,000,000       5.43          01/29/97       19,915,533
Receivable/Asset Financings
Beta Finance Inc.
  7,000,000       6.11          06/17/97        7,000,000
Delaware Funding Corp.
 30,000,000       5.29          02/20/97       29,779,583
Enterprise Funding Corp.
 10,062,000       5.33          01/21/97       10,032,205
  9,103,000       5.33          01/23/97        9,073,350
International Lease Finance Corp.
  9,000,000       5.29%         03/24/97      $ 8,891,555
 30,000,000       5.32          04/04/97       29,587,700
New Center Asset Trust
 10,000,000       5.52          01/28/97        9,958,600
 10,000,000       5.37          04/04/97        9,861,275
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 40,000,000       5.30          02/13/97       39,746,778
 10,000,000       5.34          03/12/97        9,896,167
C.S. First Boston, Inc.
 15,000,000       5.33          01/22/97       14,953,363
Merrill Lynch & Co., Inc.
 10,000,000       5.45          02/19/97        9,925,819
 40,000,000       5.33          02/26/97       39,668,356
Morgan Stanley Group, Inc.
 10,000,000       5.59          01/28/97        9,958,075
 15,000,000       5.32          02/06/97       14,920,200
 25,000,000       5.79/(a)/     06/27/97       25,000,000
-----------------------------------------------------------
Total Commercial Paper and Corporate
   Obligations                               $764,666,253
-----------------------------------------------------------
Bank Notes--10.7%
Colorado National Bank
$25,000,000       5.59%/(b)/    01/15/97     $ 24,999,810
FCC National Bank
 15,000,000       5.70          05/22/97       14,982,722
 20,000,000       6.00          06/02/97       20,000,808
Huntington National Bank
 25,000,000       6.05          06/13/97       25,014,637
PNC Bank, N.A.
 40,000,000       5.58/(b)/     04/01/97       39,992,313
SMM Trust 1996
 10,000,000       5.69/(b)/     06/20/97       10,000,000
-----------------------------------------------------------
Total Bank Notes                             $134,990,290
-----------------------------------------------------------
U.S. Government Agency Obligations--1.6%
Federal National Mortgage Association
$20,400,000       5.36%         03/12/97     $ 20,187,386
-----------------------------------------------------------
Total U.S. Government Agency Obligations     $ 20,187,386
-----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Prime Obligations Portfolio (continued)
December 31, 1996

-----------------------------------------------------------
Principal          Interest     Maturity         Amortized
 Amount             Rate         Date              Cost
===========================================================
Certificates of Deposit--9.5%
Chase Manhattan Corp.
$ 10,000,000       5.75%         02/03/97    $   10,000,000
  40,000,000       5.42          03/12/97        40,000,000
First Alabama Bank
  20,000,000       5.55          02/28/97        19,999,973
Mellon Bank, N.A.
  40,000,000       5.35          02/19/97        40,000,000
Union Bank of California
  10,000,000       5.58          02/28/97        10,000,000
-----------------------------------------------------------
Total Certificates of Deposit                $  119,999,973
-----------------------------------------------------------
Repurchase Agreements--17.9%
C.S. First Boston Corp., dated 12/31/96, repurchase
   price $50,465,000 (FNMA: $51,588,373, 6.12%-6.23%,
   02/01/32-10/01/32)
$ 50,000,000       5.40%         03/03/97    $   50,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $100,036,111 (U.S. Treasury Bond: $53,861,960,
   11.25%, 02/15/15; FHLB Stripped Security:
   $48,746,508, 06/23/97)
 100,000,000       6.50          01/02/97       100,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $25,213,750 (FNMA: $9,152,917, 7.50%,
   04/01/26; FHLMC: $17,073,692, 7.50%, 11/01/26)
  25,000,000       5.40          02/26/97        25,000,000
Smith Barney, Inc., dated 12/31/96, repurchase price
   $30,257,450 (FHLMC: $31,328,053, 7.00%,
   06/01/26-11/01/26)
  30,000,000       5.42          02/26/97        30,000,000
Joint Repurchase Agreement Account
  21,400,000       6.58          01/02/97        21,400,000
-----------------------------------------------------------
Total Repurchase Agreements                  $  226,400,000
-----------------------------------------------------------
Total Investments                            $1,266,243,902/(c)/
===========================================================

/(a)/Variable rate security-base index is one of the following:
     U.S. Treasury Bill
     One or three month LIBOR
     One month commercial paper
     Federal Funds
     Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio
December 31, 1996



-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
Commercial Paper and Corporate Obligations--48.5%
Business Credit Institutions
General Electric Capital Corp.
$15,000,000      5.44%           04/03/97      $ 14,791,467
Commercial Banks
CP Trust Certificates Series 1996
 20,000,000      5.68/(a)/       03/28/97        20,000,000
Computer Software and Services
Siemens Capital Corp.
 25,000,000      5.32            02/13/97        24,841,139
Foreign Banks
Banca Crt Financial Corp.
 10,000,000      5.35            01/22/97         9,968,792
  5,000,000      5.35            01/31/97         4,977,708
 17,430,000      5.45            03/03/97        17,269,039
  5,400,000      5.42            04/03/97         5,325,204
Generale Bank
 15,000,000      5.35            04/10/97        14,779,313
San Paolo U.S. Finance Co.
 25,000,000      5.36            01/31/97        24,888,333
 15,000,000      5.33            02/13/97        14,904,504
Unifunding, Inc.
 40,000,000      5.45            01/29/97        39,830,444
Home Builders
International Lease Finance Corp.
 40,000,000      5.43            03/07/97        39,607,833
Life Insurance
Commonwealth Life Insurance Co.
 25,000,000      5.64/(b)/       05/08/97        25,000,000
Prudential Funding Corp.
 10,000,000      5.42            01/29/97         9,957,844
Motor Vehicles and Equipment
Daimler Benz Corp., N.A.
 25,000,000      5.35            03/25/97        24,691,631
Ford Motor Credit Co.
 40,000,000      5.32            02/04/97        39,799,022
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 35,000,000      5.30            02/13/97        34,778,431
Merrill Lynch & Co., Inc.
 40,000,000      5.35            02/11/97        39,756,278
Morgan Stanley Group, Inc.
 20,000,000      5.32            02/06/97        19,893,600
 20,000,000      5.53/(a)/       06/27/97        20,000,000
Nomura Holdings
 35,000,000      5.39            01/29/97        34,853,272
-----------------------------------------------------------
Total Commercial Paper and Corporate
   Obligations                                 $479,913,854
-----------------------------------------------------------
Bank Notes--15.1%
Colorado National Bank
$15,000,000      5.59%/(b)/      01/15/97      $ 14,999,886
Dakota Certificates of Standard Credit Card Master Trust
 20,000,000      5.33/(b)/       02/07/97        19,890,439
FCC National Bank, Wilmington
 10,000,000      5.70            05/22/97         9,988,481
First Bank FSB
  5,000,000      5.61/(b)/       04/11/97         4,999,734
First National Bank of Maryland
  5,000,000      5.60/(b)/       09/30/97         4,998,547
Huntington National Bank
  5,000,000      6.05            06/13/97         4,998,229
PNC Bank, N.A.
 10,000,000      5.58/(b)/       04/01/97         9,998,078
 20,000,000      5.40/(b)/       10/01/97        19,988,244
Society National Bank of Cleveland
 25,000,000      5.58/(b)/       05/14/97        24,990,309
SMM Trust 1996
 10,000,000      5.69/(b)/       06/20/97        10,000,000
Southtrust Bank of Alabama, N.A.
 25,000,000      5.54/(b)/       05/15/97        24,995,313
-----------------------------------------------------------
Total Bank Notes                               $149,847,260
-----------------------------------------------------------
Certificates of Deposit--0.5%
Chase Manhattan Corp.
$ 5,000,000      5.75%           02/03/97      $  5,000,000
-----------------------------------------------------------
Total Certificates of Deposit                  $  5,000,000
-----------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar--7.6%
Norinchukin Bank, London
$40,000,000      5.49%           03/18/97      $ 40,000,830
Sanwa Bank Ltd., London
 35,000,000      5.46            03/21/97        35,000,377
-----------------------------------------------------------
Total Certificates of Deposit - Foreign
   Eurodollar                                  $ 75,001,207
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
----------------------------------------------------------
ILA Money Market Portfolio (continued)
December 31, 1996



-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
Certificates of Deposit - Yankeedollar--9.1%
Industrial Bank of Japan, New York
$35,000,000      5.46%           03/19/97      $ 35,000,368
Landesbank Hessen Thuer Gir, New York
 30,000,000      6.03            06/13/97        30,036,531
Sumitomo Bank, Los Angeles
 25,000,000      5.52            02/28/97        24,998,171
-----------------------------------------------------------
Total Certificates of Deposit - Yankeedollar   $ 90,035,070
-----------------------------------------------------------
Taxable Municipal Notes--2.9%
Florida Housing Finance Authority
$28,800,000      5.92%/(b)/      01/01/34      $ 28,800,000
-----------------------------------------------------------
Total Taxable Municipal Notes                  $ 28,800,000
-----------------------------------------------------------
Time Deposit--3.6%
Bank of Tokyo, Mitsubishi Bank Ltd.
$35,000,000      5.50%           05/16/97      $ 35,000,000
-----------------------------------------------------------
Total Time Deposit                             $ 35,000,000
-----------------------------------------------------------
Repurchase Agreements--12.9%
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $50,018,056 (FHLMC: $52,044,149, 7.26%,
   09/17/01)
$50,000,000      6.50%           01/02/97      $ 50,000,000
Joint Repurchase Agreement Account
 77,200,000      6.58            01/02/97        77,200,000
-----------------------------------------------------------
Total Repurchase Agreements                    $127,200,000
-----------------------------------------------------------
Total Investments                              $990,797,391/(c)/
===========================================================
/(a)/Variable rate security-base index is one of the following:
      U.S. Treasury Bill
      One or three  month LIBOR
      One month  commercial  paper
      Federal  Funds
      Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Government Portfolio

December 31, 1996

-----------------------------------------------------------
Principal          Interest      Maturity        Amortized
 Amount             Rate          Date             Cost
===========================================================
U.S. Government Agency Obligations--31.2%

Federal Home Loan Bank

$ 25,000,000       5.35%         01/30/97      $ 24,892,257
  50,000,000       5.40/(a)/     04/04/97        49,988,154
  25,000,000       5.45          11/12/97        24,977,221
  10,000,000       5.42          12/02/97         9,986,619
  25,000,000       5.50/(a)/     12/26/97        24,979,592

Federal National Mortgage Association

  30,000,000       6.50          01/02/97        29,994,583
  15,000,000       4.72/(a)/     01/27/97        14,999,007
  20,000,000       5.41/(a)/     09/29/97        19,992,616
   7,500,000       5.53          10/29/97         7,497,075
  50,000,000       5.40/(a)/     12/03/97        49,968,600
-----------------------------------------------------------
Total U.S. Government Agency Obligations       $257,275,724
-----------------------------------------------------------
U.S. Treasury Obligations--3.0%

United States Treasury Notes

$ 20,000,000       5.63%         06/30/97      $ 19,965,941
   5,000,000       6.00          09/02/97         4,999,214
-----------------------------------------------------------
Total U.S. Treasury Obligations                $ 24,965,155
-----------------------------------------------------------
Repurchase Agreements--66.1%

Bear Stearns Companies, Inc. dated 12/31/96, repurchase
   price $30,011,333 (FNMA: $30,894,721, 8.50%, 09/01/25)
$ 30,000,000      6.80%          01/02/97       $30,000,000

C.S. First Boston Corp., dated 12/11/96, repurchase
   price $30,403,125 (FHLM: $31,559,521, 7.00%, 11/01/26)
  30,000,000      5.38           03/11/97        30,000,000

Daiwa Securities, dated 12/31/96, repurchase price
   $30,011,500 (U.S. Treasury Bill: $30,600,013, 11/13/97)
  30,000,000      6.90           01/02/97        30,000,000

Goldman, Sachs & Co., dated 12/11/96, repurchase price
   $30,403,125 (FNMA: $30,964,228, 6.12%, 10/01/32)
  30,000,000      5.38           03/11/97        30,000,000

JP Morgan Securities, Inc., dated 12/12/96, repurchase
   price $30,403,125 (FNMA: $31,531,603, 8.00%, 06/01/26)
  30,000,000      5.38           03/12/97        30,000,000

Lehman Government Securities, Inc., dated 12/31/96,
   repurchase price $30,011,833 (U.S. Treasury Stripped
   Security: $22,193,561, 11/15/99; U.S. Treasury
   Notes: $8,408,442, 7.75%-8.88%, 2/15/00-2/15/01)
  30,000,000      7.10           01/02/97        30,000,000

Merrill Lynch Government Securities, Inc., dated 12/31/96,
   repurchase price $30,011,833 (FNMA: $30,385,501, 5.28%,
   06/01/24)
  30,000,000      7.10           01/02/97        30,000,000

Repurchase Agreements  (continued)

Nomura Securities International, Inc., dated 12/31/96,
   repurchase price $30,012,500 (FHLM: $30,924,339,
   6.50%-8.00%, 01/01/00-09/01/11)
$ 30,000,000      7.50%          01/02/97      $ 30,000,000

Joint Repurchase Agreement Account
 305,000,000      6.58           01/02/97       305,000,000
-----------------------------------------------------------
Total Repurchase Agreements                    $545,000,000
-----------------------------------------------------------
Total Investments                              $827,240,870/(b)/
===========================================================
/(a)/Variable rate security-base index is one of the following:
     Federal Funds
     Prime lending rate
     One month LIBOR

/(b)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Treasury Obligations Portfolio
December 31, 1996

-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
U.S. Treasury Obligations--9.6%
United States Treasury Notes
$40,000,000      5.63%           06/30/97       $39,932,792
 27,500,000      5.38            12/01/97        27,459,792
 10,000,000      5.25            12/31/97         9,975,384
-----------------------------------------------------------
Total U.S. Treasury Obligations                 $77,367,968
-----------------------------------------------------------
Repurchase Agreements--90.8%
Bear Stearns Companies Inc., dated 12/31/96, repurchase
  price $35,013,125 (U.S. Treasury Note: $35,659,606,
  8.75%, 8/15/00)
$35,000,000      6.75%           01/02/97       $35,000,000

C.S. First Boston Corp., dated 12/13/96, repurchase price
   $30,399,750 (U.S. Treasury Note: $30,748,620, 7.50%,
   11/15/01)
 30,000,000      5.33            03/13/97        30,000,000

CIBC Wood Gundy Securities, dated 12/31/96, repurchase
   price $35,013,028 (U.S. Treasury Bond: $35,702,267,
   8.50%, 02/15/20)
 35,000,000      6.70            01/02/97        35,000,000

Daiwa Securities, dated 12/31/96, repurchase price
   $35,013,417 (U.S. Treasury Bill: $35,700,492, 11/13/97)
 35,000,000      6.90            01/02/97        35,000,000

Goldman, Sachs & Co., dated 12/31/96, repurchase price
   $35,012,833 (U.S. Treasury Note: $35,700,497, 7.25%,
   02/15/98)
 35,000,000      6.60            01/02/97        35,000,000

JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $35,012,833 (U.S. Treasury Note: $35,838,260,
   7.38%, 11/15/97)
 35,000,000      6.60            01/02/97        35,000,000

Lehman Government Securities, Inc., dated 12/31/96,
   repurchase price $35,013,806 (U.S. Treasury Stripped
   Securities: $35,703,063, 02/15/00-11/15/00)
 35,000,000      7.10            01/02/97        35,000,000

Merrill Lynch Government Securities, Inc., dated
   12/31/96, repurchase price $35,012,542 (U.S. Treasury
   Stripped Securities: $35,702,128, 02/15/02-02/15/26)
 35,000,000      6.45            01/02/97        35,000,000

Nomura Securities International, Inc., dated 12/12/96,
   repurchase price $30,400,500 (U.S. Treasury Notes:
   $30,600,339, 5.13%-8.50%, 04/15/97-08/15/01)
 30,000,000      5.34            03/12/97        30,000,000

Sanwa Securities, dated 12/31/96, repurchase price
   $35,013,125 (U.S. Treasury Note: $36,039,356, 8.50%,
   2/15/00)
 35,000,000      6.75            01/02/97        35,000,000

Smith Barney Inc., dated 12/11/96, repurchase price
   $30,400,500 (U.S. Treasury Notes: $28,942,094,
   5.38%-6.88%, 05/15/97-07/31/99; U.S. Treasury Stripped
   Security: $1,658,209, 02/15/00)
 30,000,000      5.34            03/11/97        30,000,000

UBS Securities Inc., dated 12/31/96, repurchase price
   $35,013,368 (U.S. Treasury Note: $35,676,249, 6.00%,
   09/30/98)
 35,000,000      6.88            01/02/97        35,000,000

Joint Repurchase Agreement Account
327,900,000      6.58            01/02/97       327,900,000
-----------------------------------------------------------
Total Repurchase Agreements                    $732,900,000
-----------------------------------------------------------
Total Investments                              $810,267,968/(a)/
===========================================================

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect
the value of investments in that category as a percentage
of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
------------------------------------------------------------
ILA Treasury Instruments Portfolio
December 31, 1996

------------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
============================================================
U.S. Treasury Obligations--99.3%
United States Treasury Bills
$25,000,000       4.72%         01/30/97       $  24,904,944
  5,500,000       4.95          01/30/97           5,478,069
 75,000,000       4.80          02/06/97          74,640,000
 48,600,000       4.83          02/06/97          48,365,262
 14,500,000       4.86          02/06/97          14,429,530
 32,100,000       5.41          02/06/97          31,942,389
 90,000,000       4.95          02/06/97          89,554,500
 75,000,000       4.82          02/13/97          74,568,208
150,000,000       5.03          02/13/97         149,098,792
 10,500,000       4.86          02/27/97          10,419,203
 21,500,000       4.90          02/27/97          21,333,196
 28,400,000       4.94          02/27/97          28,177,865
United States Treasury Notes
 30,000,000       6.25          01/31/97          30,025,345
 50,000,000       7.50          01/31/97          50,097,656
 50,000,000       4.75          02/18/97          49,961,310
312,000,000       6.88          02/28/97         312,866,648
205,000,000       6.63          03/31/97         205,703,323
------------------------------------------------------------
Total U.S. Treasury Obligations               $1,221,566,240
------------------------------------------------------------
Total Investments                             $1,221,566,240/(a)/
============================================================
/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Federal Portfolio

December 31, 1996

------------------------------------------------------------
Principal        Interest       Maturity          Amortized
 Amount           Rate            Date              Cost
============================================================
U.S. Government Agency Obligations--100.3%
Federal Farm Credit Bank
$ 20,515,000     5.36%          01/02/97        $ 20,511,946
  37,635,000     5.58           01/06/97          37,605,833
   2,400,000     5.58           01/07/97           2,397,767
  27,300,000    5.26-5.27       01/13/97          27,252,072
  36,345,000     5.35           01/15/97          36,269,382
  56,000,000     5.37           01/21/97          55,832,933
  42,000,000     5.37           01/23/97          41,862,170
   9,750,000     5.50           01/27/97           9,711,271
  11,490,000     5.48           01/31/97          11,437,529
 212,210,000    5.23-5.41/(a)/  02/03/97         212,075,061
  44,895,000     5.21           02/04/97          44,674,092
  24,000,000     5.33           02/06/97          23,872,080
  20,545,000    5.21-5.33       02/10/97          20,424,201
  10,000,000     5.20           02/14/97           9,936,444
  79,055,000    5.21-5.39       02/18/97          78,494,540
  14,830,000     5.22           02/21/97          14,720,332
  50,635,000    5.21-5.33       02/26/97          50,216,604
  17,000,000     5.21           02/27/97          16,859,764
  16,000,000     5.21           02/28/97          15,865,698
  51,610,000    5.22-5.32       03/03/97          51,423,313
   8,000,000     5.32           03/10/97           7,919,609
   7,180,000     5.21           03/11/97           7,108,302
  50,000,000     5.48/(b)/      03/11/97          49,992,224
   6,200,000     5.21           03/12/97           6,137,191
  20,000,000     5.36           03/25/97          19,752,844
  19,000,000    5.32-5.36       03/26/97          18,762,747
   9,000,000     5.32           03/27/97           8,886,950
  11,000,000     5.32           03/31/97          10,855,325
  17,000,000     5.30           04/01/97          16,774,750
  50,000,000     5.52/(b)/      05/21/97          49,981,445
  50,000,000     5.84           06/18/97          49,958,175
  10,000,000     5.37/(b)/      06/26/97           9,996,868
  50,000,000     5.49/(b)/      08/26/97          49,972,764
  50,000,000     5.36/(b)/      10/02/97          49,959,775
Federal Home Loan Bank
   5,100,000     5.22           01/02/97           5,099,261
  50,000,000     5.38/(b)/      01/03/97          49,999,747
  17,895,000     5.24           01/16/97          17,855,929
  34,900,000     5.23           01/23/97          34,788,562
  25,000,000     5.28           01/28/97          24,901,000
 133,300,000    5.22-5.35       01/30/97         132,733,719
  25,130,000     5.28           01/31/97          25,019,533
 181,845,000    5.21-5.32       02/13/97         180,701,332
  28,750,000    5.21-5.26       02/14/97          28,566,649
 145,815,000     5.20%          02/20/97         144,761,891
  34,300,000     5.31           02/21/97          34,041,978
 125,320,000    5.20-5.21       02/27/97         124,287,275
  27,680,000     5.21           03/06/97          27,423,622
 101,750,000     5.23           03/13/97         100,700,477
  35,000,000     5.35           03/27/97          34,557,882
  50,000,000     5.51/(b)/      03/27/97          49,989,790
  80,000,000     5.35           03/31/97          78,941,889
 100,000,000     5.22/(b)/      04/01/97          99,981,167
  25,000,000     5.84           06/27/97          24,976,809
  50,000,000     5.51/(b)/      08/28/97          49,977,691
  65,000,000     5.50/(b)/      09/26/97          64,962,440
  50,000,000     5.50/(b)/      12/26/97          49,959,182
Student Loan Marketing Association
  75,000,000     5.41           10/02/97          74,972,733
  74,000,000     5.46           11/10/97          73,963,185
Tennessee Valley Authority
  40,000,000     5.21           01/24/97          39,866,856
  47,975,000     5.21           02/05/97          47,731,993
  47,300,000     5.21           02/06/97          47,053,567
  87,385,000    5.20-5.22       02/19/97          86,765,491
  75,000,000     5.17           02/20/97          74,461,458
  75,000,000     5.17           02/21/97          74,450,688
  60,840,000    5.26-5.31       02/25/97          60,347,412
  20,000,000     5.23           03/21/97          19,770,461
 106,885,000     5.28           03/26/97         105,568,177
  75,000,000     5.25           04/09/97          73,928,125
------------------------------------------------------------
Total Investments                             $3,300,609,972/(c)/
============================================================
/(a)/Variable rate security-base index is one of the following:
       U.S. Treasury Bill
       One or three month LIBOR
       Federal Funds
       Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio
December 31, 1996

--------------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
==============================================================
Alabama--6.4%

Columbia IDB PCRB Series 1996 A for Alabama Power Co.
   (VMIG1)
$21,000,000      5.00%          01/01/97      $21,000,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 B
   (A-1/VMIG1)/(c)/
 23,500,000      5.00           01/01/97       23,500,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 C
   (A-1/VMIG1)
  4,600,000      4.65           01/01/97        4,600,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 E
   (A-1/VMIG1)
  4,900,000      5.10           01/01/97        4,900,000
Homewood RB for Samford University (Bank of Nova Scotia
   LOC) (A-1+/VMIG1)
 16,000,000      5.00           01/01/97       16,000,000
Jefferson County Sewer Revenue Warrants Series 1995 A
   (Bayerische Landesbank Girozentrale LOC)(A-1+/P-1)
 19,300,000      4.25           01/07/97       19,300,000
Mobile County IDA PCRB for M&T Chemicals (Bankers Trust
   LOC) (A1)
  3,000,000      4.13           01/01/97        3,000,000
Mobile IDA PCRB for Alabama Power Co. Series
   1993A(A-1/VMIG1)
  8,600,000      4.15           01/01/97        8,600,000
Mobile IDA PCRB for Alabama Power Co. Series
   1994(A-1/VMIG1)
  2,100,000      5.00           01/01/97        2,100,000
-----------------------------------------------------------
                                             $103,000,000
-----------------------------------------------------------
Alaska--0.2%
Valdez Marine Terminal RB for Arco, Inc. Series 1994
   C(A-1/P-1)
$ 2,600,000      3.60%          04/10/97      $ 2,600,000
-----------------------------------------------------------
Arkansas--1.2%
Crossett PCRB for Georgia Pacific Corp. Series 1991
   VRDN
   (Suntrust Bank LOC)(A-1+/AA3)
$ 9,500,000      4.15%          01/07/97      $ 9,500,000
Union County PCRB Series 1988 for Great :Lakes Chemical
   (A-1)
  9,000,000      4.21/(b)/      01/07/97        9,000,000
-----------------------------------------------------------
                                              $18,500,000
-----------------------------------------------------------
California--5.8%
California RANS VRDN Series 1996-97 B(SP-1+/VMIG1)
$ 6,000,000      3.47%          01/31/97      $ 6,000,000
California RANS VRDN Series 1996-97 C1(SP-1+/VMIG1)
 12,000,000      4.00           01/07/97       12,000,000
California Statewide Communities Development Authority
   Refunding RB Series 1995(A-1+)/(c)/
$ 9,300,000      3.90%          01/07/97      $ 9,300,000
California Statewide Communities Development Authority
   Refunding RB Series 1995A-2(A-1+)
  2,500,000      3.90           01/07/97        2,500,000
Los Angeles County MF Hsg. RB(A-1+)
  3,500,000      2.80           01/07/97        3,500,000
Los Angeles County TRANS (Credit Suisse/Morgan Guaranty
   Trust Co./Westdeutsche Landesbank Girozentrale/Bank
   of America/Union Bank of Switzerland
   LOC)(SP-1/VMIG1)
 12,450,000      4.50           06/30/97       12,492,536
Newport Beach VRDN RB Series 1996 A(A-1+)
    600,000      5.15           01/01/97          600,000
State of California RANS Series 1996-97(SP-1+/VMIG1)
 45,800,000      4.05           01/07/97       45,800,000
-----------------------------------------------------------
                                              $92,192,536
-----------------------------------------------------------
Colorado--0.6%
State of Colorado General Fund TRANS Series 1996
   A(SP-1+)
$10,000,000      4.50%          06/27/97      $10,033,630
-----------------------------------------------------------
Connecticut--1.4%
State of Connecticut Development Authority
   PCRB(Deutsche Bank LOC)(A-1+/VMIG1)
$17,400,000      4.15%/(b)/     01/07/97      $17,400,000
State of Connecticut State 2nd Lien VRDN (Commerzbank
   Bank LOC)(A-1+/VMIG1)
  4,800,000      4.00           01/07/97        4,800,000
-----------------------------------------------------------
                                              $22,200,000
-----------------------------------------------------------
District of Columbia--1.1%
District of Columbia VRDN ACES for Georgetown
   University Series 1988 B, C and E (Bayerishe
   Landesbank Girozentrale LOC)
   (A-1+/VMIG1)
$10,900,000      4.10%          01/07/97      $10,900,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN
   (Sumitomo Bank LOC)(VMIG1)
  7,000,000      4.30           01/07/97        7,000,000
-----------------------------------------------------------
                                              $17,900,000
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
===========================================================
Florida--2.8%
Dade County Water & Sewer VRDN Series 1994(A-1+/VMIG1)
$7,475,000       4.00%/(b)/     01/07/97      $ 7,475,000
Florida Local Government Pooled CP Notes (First Union
   National Bank of Florida LOC)(A-1+/P-1)
29,162,000       3.70           01/24/97       29,162,000
7,225,800        3.60           02/18/97        7,225,800
1,800,000        3.50           03/14/97        1,800,000
-----------------------------------------------------------
                                              $45,662,800
-----------------------------------------------------------
Georgia--12.0%
Albany Dougherty PCRB for Philip Morris Co. (A-1/P-1)
$17,000,000      4.15%          01/07/97      $17,000,000
Albany Dougherty PCRB Series 1991 for Georgia Power
   Co.(A-1+)
  2,120,000      4.15           01/07/97        2,120,000
Burke County Development Authority RB(A-1+/VMIG1)
  6,000,000      4.65           01/01/97        6,000,000
 29,055,000      5.00           01/01/97       29,055,000
  3,000,000      4.15           01/07/97        3,000,000
Burke County PCRB for Georgia Power Co.(A-1+/VMIG1)/(c)/
  2,900,000      5.00           01/07/97        2,900,000
 29,850,000      4.00/(b)/      01/07/97       29,850,000
  3,425,000      4.15           01/07/97        3,425,000
  6,000,000      4.15           01/07/97        6,000,000
Burke County PCRB for Georgia Power Co. Series
   1994(VMIG1)
  3,400,000      5.00           01/07/97        3,400,000
Cobb County Institute of Nuclear Operations Inc. VRDN
   for Georgia Power Co. (Suntrust Bank LOC)(Aa3)
  4,295,000      4.15           01/07/97        4,295,000
Cobb County Power Operations Inc. VRDN (Trust Company
   Bank LOC)(AA-)
  2,330,000      4.15           01/07/97        2,330,000
Columbus Hospital Authority RB for St. Francis
   Hospital(VMIG1)
  7,750,000      4.15/(b)/      01/01/97        7,750,000
DeKalb County IDA VRDN for Siemens Energy and
   Automation, Inc.(P-1)
  3,750,000      4.05           01/07/97        3,750,000
Dekalb Private Hospital Authority VRDN for Egleston
   Children's Hospital Series 1994 A (Suntrust Bank
   LOC)(VMIG1)
  1,800,000      4.05           01/07/97        1,800,000
Floyd County PCRB for Georgia Power Co. Series
   1996(A-1/VMIG1)
  5,080,000      5.00           01/07/97        5,080,000
Fulco Hospital Authority Revenue Anticipation
   Certificates Series 1992 (Suntrust Bank LOC)(A-1+)
  4,815,000      4.15%          01/07/97        4,815,000
Georgia Municipal Gas Authority RB(A-1/VMIG1)
 22,200,000      4.00/(b)/      01/07/97       22,200,000
Heard County PCRB for Georgia Power Co. Series
   1996(A-1/VMIG1)
  1,800,000      5.00           01/01/97        1,800,000
Henry County IDA PCRB for Georgia Pacific Corp.
   (Suntrust Bank LOC)(Aa3)
  4,000,000      4.15           01/07/97        4,000,000
Municipal Electric Authority of Georgia Subordinate
   General Resolution Series 1985 B and C (Credit
   Suisse/Morgan Guaranty/Bayerische Landesbank
   Girozentrale LOC)(A-1+/P-1)
 12,650,000      3.55           03/06/97       12,650,000
  8,145,000      3.55           03/11/97        8,145,000
Municipal Electric Authority of Georgia Subordinate
   General Resolution Series 1994 C (Credit
   Suisse/Morgan Guaranty/
   Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  7,000,000      3.50           03/13/97        7,000,000
Savannah Economic Development Authority PCRB VRDN for
   Savannah Electric & Power Co. (A-1/VMIG1)
  4,085,000      4.15           01/07/97        4,085,000
-----------------------------------------------------------
                                             $192,450,000
-----------------------------------------------------------
Hawaii--0.1%
Hawaii Housing Finance and Development Authority VRDN
   (FHLB LOC)(A-1+)
$ 2,200,000      2.80%          01/07/97      $ 2,200,000
-----------------------------------------------------------
Idaho--0.6%
Idaho Health Facilities for Holy Cross Health
   Systems(A-1/VMIG1)
$10,000,000      4.10%          01/07/97      $10,000,000
-----------------------------------------------------------
Illinois--3.2%
Belleville IDA for Weyerhaeuser Company Series
   1993(A-1)
$ 1,800,000      4.21%          01/07/97      $ 1,800,000
Illinois Health Facilities Authority VRDN for Central
   Dupage Hospital (Rabobank Nederland LOC)(VMIG1)
  5,000,000      5.25           01/01/97        5,000,000
Illinois Health Facilities Authority VRDN for
   Resurrection Healthcare(VMIG1)
 15,000,000      5.00           01/01/97       15,000,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1996

-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
============================================================
Illinois  (continued)
Illinois Health Facilities Authority VRDN Series 1985 D Revolving
   Fund Pooled Finance Program (First National Bank of Chicago
   LOC)(A-1/VMIG1)
$16,600,000      4.15%          01/07/97      $  16,600,000
Illinois Health Facility Authority VRDN for Elmhurst Memorial
   Hospital(VMIG1)
    100,000      5.30           01/01/97            100,000
Sauget PCRB VRDN Series 1992(P-1)
  3,300,000      4.20           01/07/97          3,300,000
Sauget PCRB VRDN Series 1993(P-1)
  9,335,000      4.20           01/07/97          9,335,000
-----------------------------------------------------------
                                              $  51,135,000
-----------------------------------------------------------
Indiana--5.1%
Fort Wayne Hospital Authority VRDN Series 1985 C and D (Bank of
   America LOC)(VMIG1)
$ 1,180,000      4.15%          01/07/97      $   1,180,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985
   B, C & D (Fuji Bank LOC)(VMIG1)/(c)/
 16,855,000      4.15           01/07/97         16,855,000
Gary CP Notes for U.S. Steel Corp. (Bank of New York LOC)
   (A-1+/P-1)
 20,000,000      3.55           03/11/97         20,000,000
Indiana Hospital Equipment Financing Authority VRDN
   Series 1985 A (MBIA)(A-1/VMIG1)
 29,490,000      4.20           01/07/97         29,490,000
Jasper County PCRB for Nipsco Series 1994 A(A-1+/VMIG1)
  5,200,000      5.10           01/01/97          5,200,000
Schererville Economic Development VRDN Series 1983 for Avery
  International Corp. Project (Bankers Trust LOC)(Aa2)
  4,000,000      4.13           01/07/97          4,000,000
Warrick County PCRB for Aluminum Company of America Series
  1992(A-1)
  5,000,000      4.15           01/07/97          5,000,000
-----------------------------------------------------------
                                              $  81,725,000
-----------------------------------------------------------
Iowa--1.4%
Muscatine County VRDN for Monsanto Corp.(P-1)
$ 1,000,000      4.20%          01/07/97      $   1,000,000
Salix PCRB VRDN for Midwest Power Systems Inc.(A-1/VMIG1)/(c)/
 21,795,000      4.15           01/07/97         21,795,000
-----------------------------------------------------------
                                              $  22,795,000
-----------------------------------------------------------
Kentucky--1.7%
Calvert VRDN for Air Products and Chemicals Inc. Project(A-1)
$ 1,000,000      4.20%          01/07/97      $   1,000,000
Mason County Variable/Fixed Rate PCRB Pooled for East Kentucky
  Power (CFC)(A-1+/Aa3)
 13,450,000      4.15           01/07/97         13,450,000
Trimble County PCRB for Louisville Gas & Electric Series 1996 A(A-
  1+/VMIG1)
 12,500,000      3.50           03/14/97         12,500,000
-----------------------------------------------------------
                                              $  26,950,000
-----------------------------------------------------------
Louisiana--2.5%
Ascension Parish PCRB for BASF Wyandotte Corp. Series
   1985 (Bank of Tokyo LOC)(P-1)
$ 2,600,000      5.10%          01/01/97      $   2,600,000
Ascension Parish PCRB for Vulcan Materials Co. Series 1996(A-
   1+/VMIG1)
  8,200,000      4.20           01/07/97          8,200,000
Louisiana Public Facilities Authority School Health Care System
   UPDATE Series 1993(A-1+/VMIG1)
  7,700,000      3.60           01/08/97          7,700,000
Parish of Desoto PCRB Series 1991 A (Swiss Bank LOC)(A-1+/VMIG1)
  4,600,000      4.05           01/07/97          4,600,000
Parish of Iberville VRDN for Air Products and Chemicals, Inc.
   Project(A-1)
  6,200,000      4.20           01/07/97          6,200,000
Plaquemines Port RB for Teco Energy, Inc. Series 1985 B(A-1+/P-1)
  2,000,000      3.60           02/13/97          2,000,000
South Louisiana Port Commission RB for Occidental Petroleum Corp.
   Series 1996 (Wachovia Bank LOC)(P-1)
  4,400,000      4.15           01/07/97          4,400,000
West Baton Rouge Parish VRDN for Dow Chemical Co. Series 1991
   (P-1)
  4,000,000      3.55           02/10/97          4,000,000
-----------------------------------------------------------
                                              $  39,700,000
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996
--------------------------------------------------------------------



--------------------------------------------------------------------
Principal            Interest           Maturity           Amortized
 Amount                Rate               Date                Cost
====================================================================
Maryland--0.9%
Baltimore County Consolidated Public Improvement BANS Series
  1995(A-1+/P-1)
$10,000,000          3.55%              02/06/97     $    10,000,000
Frederick GO VRDN (Fuji Bank LOC)(A-1/VMIG1)
  4,800,000          4.25               01/07/97           4,800,000
--------------------------------------------------------------------
                                                     $    14,800,000
--------------------------------------------------------------------
Massachusetts--1.6%
Massachusetts Bay Transportation Authority Series 1996 A Notes
  (SP-1/MIG2)
$11,000,000          3.75%              02/28/97     $    11,008,115
Massachusetts Health & Education Authority RB for Harvard
  University Series I(A-1+/VMIG1)/(c)/
 13,866,000          3.90               01/07/97          13,866,000
--------------------------------------------------------------------
                                                     $    24,874,115
--------------------------------------------------------------------
Michigan--0.7%
Michigan Job Development Authority for Mazda Motor Manufacturing
  VRDN (Sumitomo Bank LOC)(VMIG1)
$11,100,000          4.25%              01/07/97     $    11,100,000
--------------------------------------------------------------------
Minnesota--1.5%
Becker PCRB for Northern States Power Co. Series 1992 A(A-1+)
$ 8,000,000          3.65%              01/16/97     $     8,000,000
  6,000,000          3.55               03/12/97           6,000,000
Becker PCRB for Northern States Power Co. Series 1993 A(A-1/VMIG1)
  4,000,000          3.55               03/12/97           4,000,000
White Bear Lake IDA for Weyerhauser Co. Series 1993(A-1)
  6,800,000          4.21               01/07/97           6,800,000
--------------------------------------------------------------------
                                                     $    24,800,000
--------------------------------------------------------------------
Mississippi--0.6%
Canton IDR for Levi Strauss Co. (Bank of America LOC)(P-1)
$10,000,000          4.15%/(b)/         01/07/97     $    10,000,000
--------------------------------------------------------------------
Missouri--1.8%
Belton RB (Texas Commerce Bank LOC)(P-1)
$ 4,025,000          4.25%              01/07/97     $     4,025,000
Kansas City Cloversett IDA MF Hsg. RB Series 1988 VRDN (Boatmen's
  Bank of Kansas City LOC)(A-1+)
  8,720,000          4.30               01/07/97           8,720,000
Missouri Health & Education Facility Authority VRDN (MBIA)(AAA)
 10,500,000          4.10               01/07/97          10,500,000
State Environmental Improvement and Energy Resources
  Authority RB for Monsanto Corporation (P-1)
$ 5,520,000          4.20%              01/07/97     $     5,520,000
--------------------------------------------------------------------
                                                     $    28,765,000
--------------------------------------------------------------------
Montana--0.3%
Forsyth PCRB for Pacificorp. Series 1988 (Industrial Bank of Japan
  LOC)(A-1/P-1)
$ 3,400,000          4.70%              01/01/97     $     3,400,000
Montana State Board of Investments VRDN Payroll Tax Bonds(VMIG1)
  1,000,000          4.00               01/07/97           1,000,000
--------------------------------------------------------------------
                                                     $     4,400,000
--------------------------------------------------------------------
Nevada--0.2%
Clark County VRDN for Nevada Airport System (MBIA)
  (A-1+/VMIG1)
$ 3,200,000          4.00%              01/07/97     $     3,200,000
--------------------------------------------------------------------
New Jersey--3.3%
New Jersey TRANS Series 1997 A(A-1+/P-1)
$48,000,000          3.50%              03/12/97     $    48,000,000
New Jersey Turnpike Authority RB Series 1991 D (FGIC)(P-1)
  5,600,000          3.75               01/07/97           5,600,000
--------------------------------------------------------------------
                                                     $    53,600,000
--------------------------------------------------------------------
New Mexico--0.2%
Farmington PCRB for Arizona Public Service Series 1994 A (Union
  Bank of Switzerland LOC)(A-1+/P-1)
$ 2,600,000          5.00%              01/01/97     $     2,600,000
--------------------------------------------------------------------
New York--12.1%
New York City GO VRDN Series 1993 B (FGIC)(A-1+/VMIG1)
$ 5,500,000          4.50%              01/01/97     $     5,500,000
New York City GO (MBIA)(VMIG1)
 19,800,000          4.15               01/07/97          19,800,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 60,000,000          4.50               04/15/97          60,137,770
New York City GO Series 1992 D (FGIC)
 20,000,000          3.95               01/07/97          20,000,000
New York City GO Series 1994 (Union Bank of Switzerland
  LOC)(A-1+/VMIG1)
  2,200,000          4.50               01/01/97           2,200,000
New York City GO VRDN (Dai-Ichi Kangyo Bank LOC)(A-1/VMIG1)
  2,600,000          4.50               01/01/97           2,600,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996

--------------------------------------------------------------------
Principal        Interest       Maturity        Amortized
 Amount           Rate           Date             Cost
====================================================================
New York  (continued)
New York City GO VRDN (Norinchukin Bank LOC) (A-1+/VMIG1)
$ 7,000,000      4.50%          01/01/97      $ 7,000,000
New York City Municipal Water Finance Authority CP Notes Series 3
  (Toronto Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  8,900,000      3.50           03/12/97        8,900,000
New York City Municipal Water Finance Authority Series 3 (Toronto
   Dominion Bank/Bank of Nova Scotia
   LOC)(A-1+/P-1)
  3,000,000      3.50           03/11/97        3,000,000
New York State Energy Research & Development Authority PCRB for
  New York State Electric & Gas Series 1994 D (Union Bank of Switzerland LOC)(A-1+/VMIG1)
  8,700,000      4.40           01/01/97        8,700,000
New York State Housing Finance Agency for Normandie Court
  Housing RB Series 1987 A (Fleet Bank LOC)(VMIG1)
    900,000      4.00           01/07/97          900,000
New York State Local Government Assistance Series 1995 B VRDN
  (Bank of Nova Scotia LOC)(A-1+/VMIG1)/(c)/
 19,600,000      4.00           01/07/97       19,600,000
New York State Local Government Series G VRDN (National
  Westminster Bank LOC)(A-1+/VMIG1)
  1,150,000      3.85           01/07/97        1,150,000
New York State Local Government VRDN Series 1995 F (Toronto
  Dominion Bank LOC)(A-1+/VMIG1)/(c)/
 15,000,000      4.00           01/07/97       15,000,000
New York State Triborough Bridge & Tunnel Authority VRDN
  (FGIC)(A-1+/VMIG1)
 19,300,000      4.00           01/07/97       19,300,000
--------------------------------------------------------------------
                                             $193,787,770
--------------------------------------------------------------------
North Carolina--6.0%
North Carolina Eastern Municipal Power Agency RB Series 1988 B
  (Morgan Guaranty/Union Bank of Switzerland LOC)(A-1+)
$ 2,700,000      3.70%          01/16/97      $ 2,700,000
 10,000,000      3.70           01/27/97       10,000,000
Person County PCRB for Carolina Power & Light Series 1992 A
  (A-1/P-1)
  7,000,000      4.25           01/07/97        7,000,000
Rockingham County IDA PCRB for Philip Morris Co.(A-1/P-1)
  3,960,000      4.15           01/07/97        3,960,000

North Carolina  (continued)
Wake County PCRB for Carolina Power & Light Series 1990 A & B (Fuji
Bank LOC)(A-2/P-1)
$ 7,000,000      3.75%          02/06/97      $ 7,000,000
 11,000,000      3.55           02/07/97       11,000,000
 12,100,000      3.55           02/10/97       12,100,000
 12,900,000      3.75           02/14/97       12,900,000
 29,000,000      3.75           02/18/97       29,000,000
-------------------------------------------------------------
                                              $95,660,000
-------------------------------------------------------------
Ohio--2.4%
Cleveland-Cuyahoga County Port Authority VRDN for Rock & Roll
  Hall of Fame (Credit Local de France LOC)(A-1+)
$ 9,000,000      4.05%          01/07/97      $ 9,000,000
Columbus Electric System Series 1994 RB (Union Bank of Switzerland
  LOC)(VMIG1)
 10,620,000      3.35           01/31/97       10,620,000
Franklin County Hospital RB for Holy Cross Health System Series
  1995(A-1/VMIG1)/(c)/
 18,900,000      4.10           01/07/97       18,900,000
-------------------------------------------------------------
                                              $38,520,000
-------------------------------------------------------------
Oregon--1.7%
Lane County PCRB VRDN for Weyerhaeuser Company Series 1994
   (A-1)
$ 6,500,000      4.21%          01/07/97      $ 6,500,000
Portland VRDN for Columbia Grain Inc. Project (Fuji Bank/Bank of
  Tokyo LOC)(VMIG1)
 17,650,000      4.25           01/07/97       17,650,000
State of Oregon Veteran's Welfare Series 73 H VRDN (Morgan
  Guaranty LOC)(A-1+/VMIG1)
  3,400,000      4.00           01/07/97        3,400,000
-------------------------------------------------------------
                                              $27,550,000
-------------------------------------------------------------
Pennsylvania--2.7%
Allegheny County PCRB for U.S. Steel Series 1985 (Commerzbank
  LOC)(A-1+/P-1)
$28,400,000      3.50%          03/13/97      $28,400,000
Allegheny County PCRB for U.S. Steel Series 1986 (Commerzbank
  LOC)(A-1+/P-1)
    700,000      3.50           02/06/97          700,000
Philadelphia TRANS Series 1996-97 A(SP-1/VMIG1)
 14,000,000      4.50           06/30/97       14,036,476
--------------------------------------------------------------
                                              $43,136,476
--------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-------------------------------------------------------------------
Principal        Interest       Maturity        Amortized
 Amount            Rate           Date            Cost
===================================================================
Puerto Rico--2.0%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/VMIG1)
$32,000,000      4.00%          07/30/97    $  32,103,040
-------------------------------------------------------------------
South Carolina--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North
  Carolina Electric Membership Corp. VRDN (CFC)(A-1+/VMIG1)
$11,275,000      4.15%          01/07/97    $  11,275,000
-------------------------------------------------------------------
Texas--11.5%
Brazos Harbor IDA VRDN for Monsanto Co.(P-1)
$ 3,500,000      4.20%          01/07/97      $ 3,500,000
Brazos River Authority PCRB Series 1994 for Monsanto Co.(P-1)
  5,100,000      4.20           01/07/97        5,100,000
Brazos River Authority VRDN for Monsanto Co.(P-1)
  5,300,000      4.20           01/07/97        5,300,000
Brazos River Harbor Authority VRDN for Dow Chemical Corp. Series
  1991(A-1/P-1)
 13,500,000      3.60           01/24/97       13,500,000
Harris County Health Facilities Development Corp. UPDATE Series
  1993(A-1+/VMIG1)
  5,200,000      3.55           01/07/97        5,200,000
  5,200,000      3.50           01/29/97        5,200,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2
  (VMIG1)
  7,900,000      4.10           01/07/97        7,900,000
Harris County Toll Road VRDN Series 1994 C(A-1+/VMIG1)
 23,700,000      4.05           01/07/97       23,700,000
Nueces River IDA PCRB UPDATE for San Miguel Electric Series 1984
  (CFC)(A-1+/VMIG1)
 25,000,000      3.50           02/26/97       25,000,000
 25,700,000      3.50           03/10/97       25,700,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 18,800,000      3.50           03/12/97       18,800,000
State of Texas TRANS Series 1996(SP-1+/VMIG1)/(c)/
 25,000,000      4.75/(b)/      08/29/97       25,193,274
 20,000,000      4.75           08/29/97       20,154,620
-------------------------------------------------------------------
                                            $ 184,247,894
-------------------------------------------------------------------
Utah--0.2%
Salt Lake County PCRB for Service Station/British Petroleum Series
  1994 B(P-1)
$ 2,815,000      5.00%          01/01/97      $ 2,815,000
-------------------------------------------------------------------
Virginia--6.7%
Chesapeake PCRB for Virginia Electric & Power Series
   1985(A-1/P-1)
$22,000,000      3.60%          02/06/97      $22,000,000
Chesterfield County PCRB for Philip Morris Series 1987 A(A-1/P-1)
  5,000,000      3.55           02/06/97        5,000,000
Chesterfield County PCRB for Philip Morris Series 1992(A-1/P-1)
 14,700,000      4.15           01/07/97       14,700,000
Chesterfield County PCRB for Virginia Electric & Power Series 1985
   (A-1/P-1)
  8,000,000      3.60           02/07/97        8,000,000
  5,200,000      3.60           02/12/97        5,200,000
Chesterfield County PCRB for Virginia Electric & Power
   Series 1987 C(A-1/P-1)
  1,000,000      3.60           02/12/97        1,000,000
Louisa PCRB For Virginia Electric & Power Series 1984(A-1/P-1)
  4,000,000      3.60           02/07/97        4,000,000
  4,000,000      3.60           02/13/97        4,000,000
  3,000,000      3.60           02/14/97        3,000,000
Louisa PCRB for Virginia Electric & Power Series 1987(A-1/P-1)
  1,300,000      3.55           02/06/97        1,300,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
 20,400,000      4.10           01/07/97       20,400,000
Spotsylvania IDA for Carlisle Corporation (Suntrust Bank LOC)(AA3)
  6,500,000      4.15/(b)/      01/07/97        6,500,000
York County PCRB for Virginia Electric & Power Series 1985(A-1/P-1)
  9,400,000      3.70           01/14/97        9,400,000
  2,700,000      3.65           03/10/97        2,700,000
-------------------------------------------------------------------
                                            $ 107,200,000
-------------------------------------------------------------------
Washington--4.6%
King County Sewer Revenue BANS Series A(A-1/P-1)
$10,000,000      3.55%          03/10/97      $10,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series
  1992(A-1+)
  1,000,000      4.21           01/07/97        1,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series
  1993(A-1+)
  5,850,000      4.21           01/07/97        5,850,000
Port of Kalama Floating/Fixed Rate for Conagra, Inc. Series 1983
  (Morgan Guaranty Trust LOC)(AAA)
  2,230,000      4.00           01/07/97        2,230,000
Union Gap City IDA VRDN for Weyerhaeuser Project Series 1992(A-1)
  1,600,000      4.21           01/07/97        1,600,000

------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
===========================================================
Washington  (continued)
Washington Health Care Facilities Authority VRDN Series 1996
  (Morgan Guaranty Trust LOC)(VMIG1)
$4,300,000       5.25%          01/01/97      $ 4,300,000
Washington Public Power Supply Project Electric RB Series 1993-1A
  (Bank of America LOC)(A-1+/VMIG1)
10,860,000       4.10           01/07/97       10,860,000
Washington Public Power Supply Project Electric RB Series 1993-2A
  (Bank of America LOC)(A-1/VMIG1)
11,100,000       4.10           01/07/97       11,100,000
Washington Public Power Supply System RB Series 1993-3A
   (Bank of America LOC)(A-1+/VMIG1)
15,000,000       4.10/(b)/      01/07/97       15,000,000
 3,115,000       3.95           01/07/97        3,115,000
 8,200,000       4.10           01/07/97        8,200,000
-----------------------------------------------------------
                                              $73,255,000
-----------------------------------------------------------
Wyoming--1.4%
Pacificorp PCRB VRDN for Sweetwater County Series 1990 A
   (Credit Suisse LOC)(VMIG1)
$16,200,000      4.15%          01/07/97      $16,200,000
Sweetwater County PCRB for Idaho Power Co. Series 1996 C
   (A-1+/VMIG1)
  6,100,000      5.10           01/01/97        6,100,000
-----------------------------------------------------------
                                              $22,300,000
-----------------------------------------------------------
Total Investments                          $1,749,033,261/(a)/
==========================================================


/(a)/The amount stated also represents aggregate cost for federal income tax purposes.
/(b)/When-issued securities.
/(c)/Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


-----------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio

December 31, 1996

------------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
============================================================
California--96.4%
California Health Facilities Authority VRDN for Kaiser Permanente
   Series 1993 A, B & C RB(A-1+/VMIG1)
$ 2,000,000       4.00%          01/07/97       $  2,000,000
California Health Facility Finance Authority RB Series
   1990 A VRDN (Rabobank Nederland LOC)(A-1+/VMIG1)
  8,100,000       4.00           01/07/97          8,100,000
California PCRB for Pacific Gas & Electric (Banque Nationale de Paris
   LOC)(A-1+)
  4,100,000       4.80           01/01/97          4,100,000
California Pollution Control Financing Authority for Southern
   California Edison Adjustable TRB Series 1986 D(A-1/VMIG1)
  1,800,000       4.70           01/01/97          1,800,000
California RANS VRDN Series 1996-97 B(SP-1+/VMIG1)
 10,000,000       3.47           01/31/97         10,000,000
California RANS VRDN Series 1996-97 C1(SP-1+/VMIG1)
 25,500,000       4.01           01/07/97         25,500,000
California School Cash Reserves Program Authority Series 1996 A
   (MBIA)(SP-1/VMIG1)
  9,000,000       4.75           07/02/97          9,040,248
California School Cash Reserves Program Authority Series 1996 B
   (MBIA)(VMIG1)
 10,000,000       4.50           12/19/97         10,083,758
California Statewide Communities Development Authority
   for Kaiser Foundation Hospital 1995 COPS(A-1+/VMIG1)
 16,500,000       4.00           01/07/97         16,500,000
California Statewide Communities Development Authority RB Series
   1995 A (A-1+)
 13,900,000       3.90           01/07/97         13,900,000
California Statewide Communities Development Authority Series
   1995A-1(A-1+)
 14,200,000       3.90           01/07/97         14,200,000
California Statewide Communities Development Authority, Refunding
   RB Series 1995A-2(A-1+)
  5,500,000       3.90           01/07/97          5,500,000
Chula Vista RB Series 1996 A for San Diego Gas & Electric(A-
   1/VMIG1)
 11,200,000       5.10           01/01/97         11,200,000
City of Anaheim Electric RANS Tax Exempt CP
   Notes(A-1+/P-1)
  8,950,000       3.45           01/29/97          8,950,000
City of Fresno MF Hsg. Revenue Refunding Bonds Series 1996 A
   (First Interstate Bank of California LOC)(VMIG1)
  3,315,000       4.15           01/07/97          3,315,000
City of Irwindale IDRB Series 1984 for Toys-R-Us VRDN (Bankers
   Trust LOC)(AA2)
  2,000,000       4.13%          01/07/97          2,000,000
City of Los Angeles VRDN MF Hsg. Museum Terrace-84H (Bank of
   America LOC)(VMIG1)
  3,500,000       4.00           01/07/97          3,500,000
City of Newport Beach Floating/Fixed Rate Health Facilities Memorial
   Hospital Facility VRDN(A-1/VMIG1)
 10,750,000       5.15           01/01/97         10,750,000
City of Newport Beach VRDN RB Series 1996 A(A-1+)
  3,800,000       5.15           01/01/97          3,800,000
City of Newport Beach VRDN RB Series 1996 B(A-1+)
 23,000,000       5.15           01/01/97         23,000,000
City of San Diego VRDN MF Hsg. RB Series 1985 (Bank of
   America LOC)(VMIG1)
 15,700,000       4.05           01/07/97         15,700,000
City of San Diego MF Hsg. for Lacima Apartments VRDN (Citibank
   LOC)(VMIG1)
 13,125,000       4.05           01/07/97         13,125,000
City of San Diego MF Hsg. for Nobel Court Apartments VRDN
   (Citibank LOC)(VMIG1)
 11,555,000       4.05           01/07/97         11,555,000
Contra Costa MF Hsg. for Lakeshore Apartments VRDN(A-1+)
  4,600,000       4.05           01/07/97          4,600,000
East Bay Municipal Utility District California Water & Waste
   (A-1+/P-1)
  4,300,000       3.45           02/27/97          4,300,000
Huntington Beach City Monthly MF Hsg. VRDN Series 1985 A (Bank
   of America LOC)(VMIG1)
  7,500,000       4.00           01/31/97          7,500,000
Kings County Housing Authority MF Hsg. Refunding RB Series 1996 A
   (First Interstate Bank of California LOC)(VMIG1)
  2,500,000       4.15           01/07/97          2,500,000
Los Angeles County Metro Transportation Authority VRDN
   (MBIA)(SP-1+/VMIG1)
  4,595,000       4.00           01/07/97          4,595,000
Los Angeles County Metro Transportation Authority RANS Series 1996
   A(VMIG1)
 10,000,000       4.00           02/27/97         10,013,586
Los Angeles County Metro Transportation CP Notes (National
   Westminster/Union Bank of California/ABN Amro/Canadian
   Imperial Bank of Commerce/Banque Nationale de Paris LOC)
   (A-1+/P-1)
 10,000,000       3.65           01/10/97         10,000,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio (continued)

December 31, 1996

-----------------------------------------------------------
Principal       Interest        Maturity         Amortized
 Amount           Rate            Date             Cost
===========================================================
California  (continued)
Los Angeles County TRANS (Credit Suisse/Morgan Guaranty Trust
   Co./Westdeutsche Landesbank Girozentrale/Bank of
   America/Union Bank of Switzerland LOC)(SP-1+/VMIG1)
$16,400,000      4.50%          06/30/97        $16,456,497
Los Angeles County, VRDN MF Hsg. for Valencia Village Series 1984 C
   (Industrial Bank of Japan Ltd. LOC)(A-1+)
 16,400,000      2.80           01/07/97         16,400,000
Los Angeles Housing Authority MF Hsg. VRDN for Canyon Country
   Villas Series 1985 H (Industrial Bank of Japan Ltd. LOC)(VMIG1)
 19,000,000      2.80           01/07/97         19,000,000
Northern California Power Agency Geothermal Project Number 3
   Adjustable Rate RB Series 1996 A (AMBAC)(A-1+/VMIG1)
  8,500,000      3.85           01/07/97          8,500,000
Orange County Apartment Development RB Issue 1984 C Seaside
  Meadow (Fuji Bank Ltd.)(A-1/VMIG1)
 24,000,000      3.95           01/07/97         24,000,000
Pomona Public Financing Authority VRDN (Sumitomo Bank LOC)
   (SP-1+)
  2,075,000      4.25           01/07/97          2,075,000
Sacramento County 1990 COP Admin-Center Courthouse Project
  VRDN (Union Bank of Switzerland LOC)(A-1+/VMIG1)
    500,000      3.75           01/07/97            500,000
San Bernardino County VRDN-Woodview Apartments Series
   1985 (Bank of America LOC)(VMIG1)
  6,500,000      4.05           01/07/97          6,500,000
San Diego County MF Hsg. for Country Hills VRDN (FNMA)
   (A-1+)
 10,300,000      4.05           01/07/97         10,300,000
San Diego IDB Series 1995 B for San Diego Gas & Electric(A-1/VMIG1)
  1,000,000      3.50           01/23/97          1,000,000
San Leandro MF Hsg. VRDN Series 1985 B- Haas Avenue
   Apartments (Bank of America LOC)(VMIG1)
  3,900,000      4.00           01/07/97          3,900,000
Southern California Metro Water District Series A CP Notes(A-1+/P-1)
  5,400,000      3.50           02/20/97          5,400,000
Southern California Metropolitan Water District Revenue
   Refunding Bonds Series 1996 A (AMBAC)(A-1+/VMIG1)
  4,500,000      4.00           01/07/97          4,500,000
Southern California Public Power Authority 1991 Subordinated
  Revenue Refunding Bonds (AMBAC)(A-1+/VMIG1)
  9,100,000      3.90           01/07/97          9,100,000
Southern California Public Power Authority Power
   Project RB Series 1996 B (AMBAC)(A-1+/VMIG1)
  7,500,000      3.90           01/07/97          7,500,000
Southern California Public Power Authority Power
   Project RB Series 1996 C (AMBAC)(A-1+/VMIG1)
 10,000,000      3.90           01/07/97         10,000,000
Triunfo Sanitation District VRDN Refunding RB Series 1994 (Banque
   Nationale de Paris LOC)(A-1+)
  3,700,000      4.20           01/07/97          3,700,000
Tulare-Porterville Schools Finance Authority COPS (Union Bank of
  California LOC)(VMIG1)
  4,935,000      4.30           01/07/97          4,935,000
-----------------------------------------------------------
                                               $424,894,089
-----------------------------------------------------------
Puerto Rico--3.2%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/VMIG1)
$14,000,000      4.00%          07/30/97        $14,045,081
-----------------------------------------------------------
Total Investments                              $438,939,170/(a)/
===========================================================
/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Tax-Exempt New York Portfolio
December 31, 1996


-----------------------------------------------------------
Principal        Interest        Maturity        Amortized
 Amount            Rate            Date            Cost
===========================================================
New York--94.2%
City of Yonkers IDA RB for Consumers (Industrial Bank
   of Japan LOC)(VMIG1)
$2,700,000       3.90%           01/07/97       $2,700,000
City of Yonkers IDA Series 1991 Civic Facility RB
   (Industrial Bank of Japan LOC)(VMIG1)
 2,900,000       3.90            01/07/97        2,900,000
Great Neck North Water Authority Water System RB Series
   1993 A VRDN (FGIC)(A-1+/VMIG1)
 3,800,000       4.00            01/07/97        3,800,000
IDA Civic Facility RB Cold Spring Harbor Labs Series
   1989 VRDN (Morgan Guaranty Trust LOC)(A-1+)
 2,200,000       4.90            01/01/97        2,200,000
Metropolitan Museum of Art Variable Rate Interest
   Bonds(AA/AA)
 1,500,000       4.00            01/07/97        1,500,000
Metropolitan Transportation Authority Commuter Facility
   VRDN Series 1991 (National Westminster/Morgan
   Guaranty/Industrial Bank of Japan/Sumitomo Bank/J.P.
   Morgan/Bank of Tokyo LOC)(A-1+/VMIG1)
 3,400,000       4.05            01/07/97        3,400,000
Nassau County TANS Series 1996 B(SP-1+)
 3,500,000       4.25            08/29/97        3,515,754
New York City GO Bonds (Sumitomo Bank LOC)(A-1/VMIG1)
   800,000       5.00            01/01/97          800,000
New York City GO Fiscal 1995 Series B-6
   (MBIA)(A-1+/VMIG1)
 3,900,000       5.10            01/01/97        3,900,000
 1,250,000       5.10            01/01/97        1,250,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 4,000,000       4.50            04/15/97        4,009,256
New York City IDA - Civic Facility RB 1989 National
   Audubon Society, Inc. (Swiss Bank Corp. LOC)(A-1+)
 4,000,000       4.80            01/01/97        4,000,000
New York City IDA for Columbia Grammar Prep School VRDN
   (Chemical Bank LOC)(A-1+)
 2,500,000       4.15            01/07/97        2,500,000
New York City Municipal Water Finance Authority CP
   Series 1 (Canadian Imperial Bank of Commerce
   LOC)(P-1)
 6,900,000       3.55            01/16/97        6,900,000
New York City Municipal Water Finance Authority Series
   3 (Toronto Dominion Bank/Bank of Nova Scotia
   LOC)(P-1)
 2,500,000       3.50            03/11/97        2,500,000
New York City Trust for Cultural Resources American
   Museum of Natural History Adjustable Rate TRB VRDN
   (MBIA)(VMIG1)
$3,200,000       3.80%           01/07/97       $3,200,000
New York State Dormitory Authority RB Series 1990 B for
   Cornell University VRDN(VMIG1)
 4,700,000       4.80            01/01/97        4,700,000
New York State Energy Research & Development Authority
   For Long Island Lighting Co. VRDN (Toronto Dominion
   Bank LOC) (A-1+/P-1)
 3,000,000       4.05            01/07/97        3,000,000
New York State Energy Research & Development Authority
   PCRB for New York State Electric & Gas Series 1994 B
   (Union Bank of Switzerland LOC)(A-1+/VMIG1)
 7,800,000       5.00            01/01/97        7,800,000
New York State Energy Research & Development Authority
   PCRB for New York State Electric & Gas Series 1994 D
   (Union Bank of Switzerland LOC)(A-1+/VMIG1)
 3,600,000       4.40            01/01/97        3,600,000
New York State Energy Research & Development Authority
   PCRB for Rochester Gas & Electric Series 1984
   (Credit Suisse LOC)(P-1)
 2,100,000       3.40            01/31/97        2,100,000
New York State Energy Research & Development Authority
   PCRB Series A & B - Central Hudson Gas & Electric
   VRDN (Deutsche Bank LOC)(AA2)
 1,300,000       3.90            01/07/97        1,300,000
New York State Energy Research & Development Authority
   for Orange and Rockland Utilities Series 1995 A VRDN
   (AMBAC)(A-1+/VMIG1)
 5,000,000       3.80            01/07/97        5,000,000
New York State GO BANS Series R(A-1/P-1)
 4,500,000       3.55            02/25/97        4,500,000
New York State GO BANS Series T(A-1/P-1)
 3,500,000       3.55            02/24/97        3,500,000
New York State Housing Finance Agency for Normandie
   Court Housing RB Series 1987 A (Fleet Bank
   LOC)(VMIG1)
 5,100,000       4.00            01/07/97        5,100,000
New York State Local Government Assistance Series 1995
   B VRDN (Bank of Nova Scotia LOC)(A-1+/VMIG1)
 1,700,000       4.00            01/07/97        1,700,000
New York State Local Government Series C VRDN
   (Landesbank Hessen-Thueringen Girozentrale
   LOC)(A-1+/VMIG1)
 7,000,000       4.00            01/07/97        7,000,000

----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Tax-Exempt New York Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest        Maturity        Amortized
 Amount           Rate            Date             Cost
===========================================================
New York (continued)
New York State Local Government Series G VRDN (National
   Westminster Bank LOC)(A-1+/VMIG1)
$700,000         3.85%           01/07/97     $    700,000
New York State Medical Care Facility Financing Agency
   for Children's Hospital of Buffalo RB Series 1991 A
   (Barclays Bank LOC)(VMIG1)
 1,900,000       4.20            01/07/97        1,900,000
New York State Triborough Bridge & Tunnel Authority
   VRDN (FGIC)(A-1+/VMIG1)
 4,700,000       4.00            01/07/97        4,700,000
Oswego County IDA PCRB Series 1992 for Philip
   Morris(A-1/P-1)
 1,000,000       4.15            01/07/97        1,000,000
Syracuse University IDA VRDN (Morgan Guaranty
   LOC)(AA+/A-1 /VMIG1)
 1,200,000       4.80            01/01/97        1,200,000
-----------------------------------------------------------
                                              $107,875,010
-----------------------------------------------------------
Puerto Rico--5.7%
Commonwealth of Puerto Rico RANS Series 1997
   A(SP-1+/VMIG1)
$3,500,000       4.00%           07/30/97     $  3,511,271
Puerto Rico Government Development Bank VRDN (Credit
   Suisse LOC)(A-1/VMIG1)
 1,000,000       3.75            01/07/97        1,000,000
Puerto Rico Medical and Environmental PCRB Series 1983
   A for Key Pharmaceuticals Inc. (Morgan Guaranty LOC)
 2,000,000       3.75            12/01/97        2,000,000
-----------------------------------------------------------
                                              $  6,511,271
-----------------------------------------------------------
Total Investments                             $114,386,281/(a)/
===========================================================
/(a)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


Investment Abbreviations:
ACES         --Adjustable Convertible Extendible
               Securities
AMBAC        --Insured by American Municipal Bond
               Assurance Corp.
BANS         --Bond Anticipation Notes
CFC          --Unconditionally Guaranteed by
               Cooperative Finance Corp.
COPS         --Certificates of Particication
CP           --Commercial Paper
FGIC         --Insured by Financial Guaranty
               Insurance Co.
FNMA         --Federal National Mortgage
               Association
GO           --General Obligation
HFA          --Health Facility Authority
IDA          --Industrial Development Authority
IDB          --Industrial Development Bond
IDR          --Industrial Development Revenue Bond
LOC          --Letter of Credit
MBIA         --Insured by Municipal Bond Investors
               Assurance
MF Hsg.      --Multi-Family Housing
PCRB         --Pollution Control Revenue Bond
RANS         --Revenue Anticipation Notes
RB           --Revenue Bond
TANS         --Tax Anticipation Notes
TECP         --Tax Exempt Commercial Paper
TRANS        --Tax Revenue Anticipation Notes
TRB          --Tender Revenue Bond
UPDATE       --Unit Priced Daily Adjustable
               Tax-Exempt Security
VRDN         --Variable Rate Demand Note

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


-------------------------------------     --------------------------------------







                     [This page intentionally left blank]





--------------------------------------     -------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

                                                                             ILA             ILA
                                                                            Prime           Money             ILA
                                                                          Obligations       Market         Government
                                                                           Portfolio       Portfolio       Portfolio
                                                                          ==============================================
Assets:
Investments in securities, at value based on amortized cost              $1,266,243,902   $ 990,797,391    $ 827,240,879
Interest receivable                                                           3,701,956       3,538,130        1,378,983
Cash                                                                            143,480         128,908          152,717
Other assets                                                                     18,680          33,706           48,509
------------------------------------------------------------------------------------------------------------------------
    Total assets                                                          1,270,108,018     994,498,135      828,821,088
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased                                          --              --               --
Dividends payable                                                             5,999,306       4,784,617        3,427,645
Accrued expenses and other liabilities                                          530,616         513,611          459,492
------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                         6,529,922       5,298,228        3,887,137
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                                           1,263,578,517     989,199,498      824,862,428
Accumulated undistributed net investment income                                      --              --               --
Accumulated undistributed net realized gain (loss) on investment
   transactions                                                                   (421)             409           71,523
------------------------------------------------------------------------------------------------------------------------
    Net assets                                                           $1,263,578,096   $ 989,199,907      824,933,951
========================================================================================================================
Net asset value, offering and redemption price per unit
   (net assets/units outstanding)                                        $         1.00   $        1.00    $        1.00
========================================================================================================================
Units Outstanding:
ILA units                                                                 1,154,745,689     703,096,586      694,604,345
ILA Administration units                                                     23,775,858     257,258,398       36,044,854
ILA Service units                                                            84,710,642      28,844,514       94,213,229
ILA B units                                                                     346,328              --               --
------------------------------------------------------------------------------------------------------------------------
    Total units of beneficial interest outstanding, $.001 par value
       (unlimited number of units authorized)                             1,263,578,517     989,199,498      824,862,428
========================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
      ILA              ILA                              ILA              ILA            ILA
    Treasury         Treasury            ILA         Tax-Exempt       Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal       Diversified      California      New York
    Portfolio        Portfolio        Portfolio       Portfolio        Portfolio      Portfolio
================================================================================================
 $ 810,267,968   $1,221,566,240   $3,300,609,972   $1,749,033,261   $438,939,170    $114,386,281
       532,015       14,004,604        4,477,173        7,404,080      2,433,885         404,538
        99,319          148,266          365,400        1,862,438        599,385          41,299
           775           10,026          125,725            8,601          8,650              --
------------------------------------------------------------------------------------------------
   810,900,077    1,235,729,136    3,305,578,270    1,758,308,380    441,981,090     114,832,118
------------------------------------------------------------------------------------------------

            --               --               --      150,828,428             --              --
     3,404,801        4,597,910       13,642,248        4,524,992      1,168,073         274,842
       428,726          525,543        1,305,746          494,147        194,663          62,795
------------------------------------------------------------------------------------------------
     3,833,527        5,123,453       14,947,994      155,847,567      1,362,736         337,637
------------------------------------------------------------------------------------------------

 $ 807,035,766    1,230,590,333    3,290,699,109    1,602,342,561    440,637,879     114,499,366
            --               --               --          362,642         10,495           1,634

        30,784           15,350          (68,833)        (244,390)       (30,020)         (6,519)
------------------------------------------------------------------------------------------------
 $ 807,066,550   $1,230,605,683   $3,290,630,276   $1,602,460,813   $440,618,354    $114,494,481
================================================================================================

 $        1.00    $        1.00   $         1.00   $         1.00   $       1.00   $        1.00
================================================================================================

   574,608,995      708,990,271    2,303,703,731    1,514,523,522    440,495,857      70,178,026
   108,916,431      137,701,171      794,578,398       59,097,259        142,022      44,321,340
   123,510,340      383,898,891      192,416,980       28,918,372             --              --
            --               --               --               --             --              --
------------------------------------------------------------------------------------------------

   807,035,766    1,230,590,333    3,290,699,109    1,602,539,153    440,637,879     114,499,366
================================================================================================


------------------------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1996

------------------------------------------------------------------------------


                                                                                ILA            ILA
                                                                               Prime          Money           ILA
                                                                             Obligations      Market       Government
                                                                             Portfolio       Portfolio     Portfolio
                                                                             =========================================
Investment income:
Interest income                                                             $81,770,923    $54,320,799    $39,035,321
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                                                       5,185,990      3,447,586      2,509,206
Transfer agent fees                                                             592,685        394,010        286,766
Custodian fees                                                                  289,863        203,454        157,058
Professional fees                                                                43,453         28,965         22,465
Trustees' fees                                                                   19,256         10,622          9,356
Other                                                                           178,787        197,862        186,415
----------------------------------------------------------------------------------------------------------------------
    Total expenses                                                            6,310,034      4,282,499      3,171,266
    Less--Expenses reimbursable and fees waived by Goldman Sachs               (234,432)      (736,102)      (231,536)
----------------------------------------------------------------------------------------------------------------------
    Net expenses                                                              6,075,602      3,546,397      2,939,730
    Administration unit fees                                                     65,534        316,155         63,048
    Service unit fees                                                           494,274        128,313        352,931
----------------------------------------------------------------------------------------------------------------------
    Net expenses and unit fees                                                6,635,410      3,990,865      3,355,709
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                        75,135,513     50,329,934     35,679,612
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                              72,405         72,865         62,662
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        $75,207,918    $50,402,799    $35,742,274
======================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     ILA            ILA                            ILA             ILA           ILA
   Treasury       Treasury          ILA         Tax-Exempt      Tax-Exempt    Tax-Exempt
  Obligations    Instruments      Federal       Diversified     California     New York
   Portfolio      Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
=========================================================================================
$48,666,691     $53,608,537    $146,327,912    $54,107,112    $13,695,668     $3,421,539
 ----------------------------------------------------------------------------------------
  3,157,511       3,629,131       9,496,253      5,391,039      1,410,751        359,201
    360,858         414,758       1,085,286        616,119        161,229         41,051
    197,650         167,744         459,900        135,944         45,236         21,336
     27,555          34,247          77,027         42,553         13,995          6,322
     11,552          12,842          34,394         17,650          4,574          1,215
    157,226         213,340         423,802        136,197         38,866          7,681
-----------------------------------------------------------------------------------------

  3,912,352       4,472,062      11,576,662      6,339,502      1,674,651        436,806
   (212,886)     (2,294,583)     (4,522,286)    (1,564,664)       (22,092)      (108,395)
 ----------------------------------------------------------------------------------------
  3,699,466       2,177,479       7,054,376      4,774,838      1,652,559        328,411
    145,201         145,441         906,321         73,660            262         39,843
    579,790       1,266,586         562,023        130,158             --             --
-----------------------------------------------------------------------------------------
  4,424,457       3,589,506       8,522,720      4,978,656      1,652,821        368,254
-----------------------------------------------------------------------------------------
 44,242,234      50,019,031     137,805,192     49,128,456     12,042,847      3,053,285
-----------------------------------------------------------------------------------------
    195,578         416,602          (4,477)       (12,968)            15         (4,539)
-----------------------------------------------------------------------------------------
$44,437,812     $50,435,633    $137,800,715    $49,115,488    $12,042,862     $3,048,746
=========================================================================================


--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1996


--------------------------------------------------------------------------------

                                                                           ILA                ILA
                                                                          Prime              Money            ILA
                                                                       Obligations           Market       Government
                                                                        Portfolio          Portfolio       Portfolio
                                                                      ================================================
From Operations:
Net investment income                                                 $   75,135,513     $ 50,329,934    $ 35,679,612
Net realized gain(loss) on investment transactions                            72,405           72,865          62,662
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                  75,207,918       50,402,799      35,742,274
----------------------------------------------------------------------------------------------------------------------
Distributions to Unitholders from:
Net investment income
   ILA units                                                             (67,076,054)     (38,261,044)    (29,556,990)
   ILA Administration units                                               (2,206,827)     (10,545,315)     (2,048,010)
   ILA Service units                                                      (5,850,540)      (1,523,575)     (4,074,612)
   ILA B units                                                                (2,092)              --              --
Net realized gain on investment transactions
   ILA units                                                                 (65,059)         (54,983)        (38,029)
   ILA Administration units                                                   (2,127)         (15,267)         (2,635)
   ILA Service units                                                          (5,640)          (2,206)         (5,242)
----------------------------------------------------------------------------------------------------------------------
    Total distributions to unitholders                                   (75,208,339)     (50,402,390)    (35,725,518)
----------------------------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
 Proceeds from sales of units                                          9,633,671,566    8,281,604,075   5,115,245,365
 Reinvestment of dividends and distributions                              40,414,429       38,191,105      17,312,306
 Cost of units repurchased                                            (9,962,009,233)  (8,092,253,028) (5,011,078,568)
----------------------------------------------------------------------------------------------------------------------
    Increase(decrease) in net assets resulting from unit transactions   (287,923,238)     227,542,152     121,479,103
----------------------------------------------------------------------------------------------------------------------
    Total increase(decrease)                                            (287,923,659)     227,542,561     121,495,859
Net Assets:
Beginning of year                                                      1,551,501,755      761,657,346     703,438,092
----------------------------------------------------------------------------------------------------------------------
End of year                                                           $1,263,578,096   $  989,199,907   $ 824,933,951
======================================================================================================================
Accumulated undistributed net investment income                                   --               --              --
======================================================================================================================
Summary of unit transactions (at $1.00 per unit):
ILA Units:
   Units sold                                                          8,756,241,159    5,161,953,773   4,490,979,392
   Reinvestment of dividends and distributions                            36,833,028       30,348,683      13,978,786
   Units repurchased                                                  (8,899,537,496)   (5,063,361,34) (4,380,790,567)
----------------------------------------------------------------------------------------------------------------------
                                                                        (106,463,309)     128,941,113     124,167,611
----------------------------------------------------------------------------------------------------------------------
ILA Administration Units:
   Units sold                                                            318,656,203    2,902,067,359     220,574,807
   Reinvestment of dividends and distributions                             1,520,549        7,510,848         283,223
   Units repurchased                                                    (359,456,201)  (2,816,742,074)   (232,371,387)
----------------------------------------------------------------------------------------------------------------------
                                                                         (39,279,449)      92,836,133     (11,513,357)
----------------------------------------------------------------------------------------------------------------------
ILA Service Units:
   Units sold                                                            558,266,701      217,582,943     403,691,166
   Reinvestment of dividends and distributions                             2,060,072          331,574       3,050,297
   Units repurchased                                                    (702,853,581)    (212,149,611)   (397,916,614)
----------------------------------------------------------------------------------------------------------------------
                                                                        (142,526,808)       5,764,906       8,824,849
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                                        (288,269,566)*    227,542,152     121,479,103
======================================================================================================================

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 507,503, 780 and 161,955 units, respectively, for a net increase of 346,328 units.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------
      ILA               ILA                                ILA               ILA              ILA
    Treasury         Treasury            ILA           Tax-Exempt        Tax-Exempt       Tax-Exempt
  Obligations       Instruments        Federal         Diversified       California        New York
   Portfolio         Portfolio        Portfolio         Portfolio         Portfolio        Portfolio
=========================================================================================================

 $  44,242,234     $  50,019,031    $ 137,805,192     $  49,128,456     $ 12,042,847     $  3,053,285
       195,578           416,602           (4,477)          (12,968)              15           (4,539)
------------------------------------------------------------------------------------------------------
    44,437,812        50,435,633      137,800,715        49,115,488       12,042,862        3,048,746
------------------------------------------------------------------------------------------------------


   (32,818,890)      (30,911,761)    (101,011,206)      (46,819,418)     (12,036,826)      (2,289,010)
    (4,742,767)       (4,651,770)     (30,041,532)       (1,375,597)          (6,021)        (764,275)
    (6,680,577)      (14,455,500)      (6,752,454)         (933,441)              --               --
            --                --               --                --               --               --

      (124,367)         (251,459)              --                --               --               --
       (17,973)          (37,841)              --                --               --               --
       (25,316)         (117,591)              --                --               --               --
------------------------------------------------------------------------------------------------------
   (44,409,890)      (50,425,922)    (137,805,192)      (49,128,456)     (12,042,847)      (3,053,285)
------------------------------------------------------------------------------------------------------

 5,362,879,167     5,282,794,697   15,965,974,823     9,518,523,372    2,958,021,573      648,758,829
    13,347,956        20,444,542       79,358,869        35,078,864       11,445,149        2,949,980
(5,492,732,128)   (4,850,904,367) (15,106,127,095)   (9,392,133,030)  (2,875,637,134)    (654,470,394)
------------------------------------------------------------------------------------------------------
  (116,505,005)      452,334,872      939,206,597       161,469,206       93,829,588       (2,761,585)
------------------------------------------------------------------------------------------------------
  (116,477,083)      452,344,583      939,202,120       161,456,238       93,829,603       (2,766,124)

   923,543,633       778,261,100    2,351,428,156     1,441,004,575      346,788,751      117,260,605
------------------------------------------------------------------------------------------------------
 $ 807,066,550    $1,230,605,683   $3,290,630,276    $1,602,460,813   $  440,618,354     $114,494,481
=======================================================================================================
            --                 --              --    $      362,642   $       10,495     $      1,634
=======================================================================================================

 3,696,243,017     3,783,423,031   11,171,686,790     9,264,641,627    2,957,305,487      340,781,821
    11,811,603        19,300,481       66,486,820        34,471,658       11,444,982        2,236,468
(3,844,547,762)   (3,680,022,103) (10,666,427,699)   (9,127,243,309)  (2,875,001,835)    (363,376,230)
------------------------------------------------------------------------------------------------------
  (136,493,142)      122,701,409      571,745,911       171,869,976       93,748,634      (20,357,941)
------------------------------------------------------------------------------------------------------

   659,581,577       470,006,128    3,606,492,816       142,908,870          716,086      307,977,008
       855,243         1,082,829       11,506,068           298,114              167          713,512
  (644,240,509)     (402,096,387)  (3,340,378,274)     (132,882,806)        (635,299)    (291,094,164)
------------------------------------------------------------------------------------------------------
    16,196,311        68,992,570      277,620,610        10,324,178           80,954       17,596,356
------------------------------------------------------------------------------------------------------

 1,007,054,573     1,029,365,538    1,187,795,217       110,972,875               --               --
       681,110            61,232        1,365,981           309,092               --               --
(1,003,943,857)     (768,785,877)  (1,099,321,122)     (132,006,915)              --               --
------------------------------------------------------------------------------------------------------
     3,791,826       260,640,893       89,840,076       (20,724,948)              --               --
------------------------------------------------------------------------------------------------------
  (116,505,005)      452,334,872      939,206,597       161,469,206       93,829,588       (2,761,585)
=======================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                                           ILA              ILA
                                                                          Prime            Money             ILA
                                                                        Obligations        Market        Government
                                                                         Portfolio        Portfolio       Portfolio
                                                                        ----------------------------------------------
From Operations:
Net investment income                                                 $  107,583,870   $  49,478,386    $  51,830,087
Net realized gain (loss) on investment transactions                           14,828          23,170          168,758
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                 107,598,698      49,501,556       51,998,845
----------------------------------------------------------------------------------------------------------------------
Distributions to Unitholders from:
Net investment income
   ILA units                                                             (90,145,210)     (39,853,826)    (42,814,965)
   ILA Administration units                                               (5,198,674)      (8,266,526)     (3,434,653)
   ILA Service units                                                     (12,239,986)      (1,358,034)     (5,580,469)
Net realized gain on investment transactions
   ILA units                                                                 (12,607)         (18,166)       (138,212)
   ILA Administration units                                                     (741)          (4,378)        (12,197)
   ILA Service units                                                          (1,480)            (626)        (17,502)
----------------------------------------------------------------------------------------------------------------------
    Total distributions to unitholders                                  (107,598,698)    (49,501,556 )    (51,997,998)
----------------------------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
Proceeds from sales of units                                          12,338,624,975   6,865,371,082    6,147,457,376
Reinvestment of dividends and distributions                               46,658,797      34,033,174       18,869,484
Cost of units repurchased                                            (13,117,315,317)  6,864,945,994)  (6,596,822,965)
----------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting from unit
       transactions                                                     (732,031,545)     34,458,262     (430,496,105)
----------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                                           (732,031,545)     34,458,262     (430,495,258)
Net Assets:
Beginning of year                                                      2,283,533,300     727,199,084    1,133,933,350
----------------------------------------------------------------------------------------------------------------------
End of year                                                           $1,551,501,755   $ 761,657,346    $ 703,438,092
----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                   --              --               --
----------------------------------------------------------------------------------------------------------------------
Summary of unit transactions (at $1.00 per unit):
ILA Units:
   Units sold                                                         10,673,706,881    5,167,984,860   5,286,093,615
   Reinvestment of dividends and distributions                            43,663,215       30,173,260      14,307,877
   Units repurchased                                                 (11,419,966,319)  (5,183,472,607) (5,611,448,715)
----------------------------------------------------------------------------------------------------------------------
                                                                        (702,596,223)      14,685,513    (311,047,223)
----------------------------------------------------------------------------------------------------------------------
ILA Administration Units:
   Units sold                                                            801,545,537    1,503,847,493     385,128,154
   Reinvestment of dividends and distributions                             1,574,573        3,545,805         410,476
   Units repurchased                                                    (889,335,631)  (1,488,837,741)   (433,455,523)
----------------------------------------------------------------------------------------------------------------------
                                                                         (86,215,521)      18,555,557     (47,916,893)
----------------------------------------------------------------------------------------------------------------------
ILA Service Units:
   Units sold                                                            863,372,557      193,538,729     476,235,607
   Reinvestment of dividends and distributions                             1,421,009          314,109       4,151,131
   Units repurchased                                                    (808,013,367)    (192,635,646)   (551,918,727)
----------------------------------------------------------------------------------------------------------------------
                                                                          56,780,199        1,217,192     (71,531,989)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                                        (732,031,545)     34,458,262     (430,496,105)
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
      ILA               ILA                                  ILA              ILA              ILA
    Treasury          Treasury              ILA           Tax-Exempt       Tax-Exempt       Tax-Exempt
   Obligations       Instruments          Federal         Diversified      California        New York
    Portfolio         Portfolio          Portfolio         Portfolio        Portfolio        Portfolio
======================================================================================================
 $  49,882,996     $  39,027,924    $  127,991,600     $  55,137,781    $  10,292,899     $  3,354,557
       634,764           426,028           (11,971)          (38,116)          (4,501)              --
------------------------------------------------------------------------------------------------------
    50,517,760        39,453,952       127,979,629        55,099,665       10,288,398        3,354,557
------------------------------------------------------------------------------------------------------


   (37,834,730)      (31,147,754)      (98,487,540)      (50,915,901)     (10,279,510)      (2,746,431)
    (5,921,841)       (3,930,340)      (26,181,728)       (2,430,414)         (13,389)        (608,126)
    (6,116,634)       (3,949,830)       (3,322,332)       (1,791,466)              --               --

      (474,791)         (338,176)               --                --               --               --
       (76,052)          (43,832)               --                --               --               --
       (81,059)          (43,878)               --                --               --               --
------------------------------------------------------------------------------------------------------
   (50,505,107)      (39,453,810)     (127,991,600)      (55,137,781)     (10,292,899)      (3,354,557)
------------------------------------------------------------------------------------------------------

 5,295,765,985     4,545,981,787    12,879,366,733     9,669,281,502    2,111,844,558      637,393,901
    14,985,214        18,329,605        59,359,416        35,116,542        9,384,940        3,009,869
 (5,307,633,793)  (4,472,240,590)  (12,558,288,438)   (9,832,589,904)  (2,002,625,120)    (646,630,502)
------------------------------------------------------------------------------------------------------
     3,117,406        92,070,802       380,437,711      (128,191,860)     118,604,378       (6,226,732)
------------------------------------------------------------------------------------------------------
     3,130,059        92,070,944       380,425,740      (128,229,976)     118,599,877       (6,226,732)

   920,413,574       686,190,156     1,971,002,416     1,569,234,551      228,188,874      123,487,337
------------------------------------------------------------------------------------------------------
 $ 923,543,633     $ 778,261,100    $2,351,428,156    $1,441,004,575    $ 346,788,751     $117,260,605
======================================================================================================
            --                --                --    $      362,642    $      10,495     $      1,634
======================================================================================================


 4,098,618,029     3,716,958,431     9,845,256,084     9,311,743,687    2,111,311,145      412,445,304
    12,443,257        17,215,281        53,443,869        34,419,501        9,375,255        2,397,973
(4,113,675,854)   (3,695,227,116)   (9,792,323,613)   (9,438,508,967)  (2,001,353,653)    (408,825,174)
------------------------------------------------------------------------------------------------------
    (2,614,568)       38,946,596       106,376,340       (92,345,779)     119,332,747        6,018,103
------------------------------------------------------------------------------------------------------

   852,080,094       450,755,034     2,431,546,258       230,975,117          533,413      224,948,597
     2,541,957         1,065,347         5,373,341           522,467            9,685          611,896
  (859,607,724)     (447,499,474)   (2,249,895,904)     (280,499,429)      (1,271,467)    (237,805,328)
------------------------------------------------------------------------------------------------------
    (4,985,673)        4,320,907       187,023,695       (49,001,845)        (728,369)     (12,244,835)
------------------------------------------------------------------------------------------------------

   345,067,862       378,268,322       602,564,391       126,562,698               --               --
            --            48,977           542,206           174,574               --               --
  (334,350,215)     (329,514,000)     (516,068,921)     (113,581,508)              --               --
------------------------------------------------------------------------------------------------------
    10,717,647        48,803,299        87,037,676        13,155,764               --               --
------------------------------------------------------------------------------------------------------
     3,117,406        92,070,802       380,437,711      (128,191,860)     118,604,378       (6,226,732)
======================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996




--------------------------------------------------------------------------------
1.  Organization
Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Goldman Sachs--Institutional Liquid Assets Portfolios ("ILA"). The Trust is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers three classes of units for each of its portfolios: ILA units, ILA Administration units and ILA Service units. In addition, Prime Obligations offers ILA B units. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation--
--------------------------
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.  Interest Income--
---------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.


C.  Federal Taxes--
    ---------------
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
    The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1996, ILA's tax year end, the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                                Years of
        Portfolio                Amount        Expiration
        ---------                ------        ----------
Federal                         $  72,000     2000 to 2004
Tax-Exempt Diversified            244,000     1997 to 2004
Tax-Exempt California              30,000     1999 to 2003
Tax-Exempt New York                 7,000     1999 to 2004

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D.  Expenses--
--------------
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are allocated to the portfolios based on each portfolio's relative average net assets for the period.
   Unitholders of ILA Administration, ILA Service and ILA B units bear all expenses and fees paid to service and distribution organizations for their services with respect to such units as well as other expenses (subject to expense limitations) which are directly attributable to such units.

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31,1996
--------------------------------------------------------------------------------
3.  Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Advisory Agreement. Under the Advisory Agreement, GSAM, subject to general supervision of the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the year ended December 31, 1996 and until further notice, GSAM has agreed to waive advisory fees of .05%, .20%, .15%, .10% and .09% for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively.
   Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation. Amounts due to Goldman Sachs are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
   GSAM has voluntarily agreed that if the sum of a portfolio's expenses (including the advisory fee, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, administration, authorized dealer service, distribution and service plan fees and other extraordinary expenses) exceeds on an annualized basis .41% of such portfolio's net assets, the portfolio will be reimbursed in the amount of such excess monthly.
   In addition, GSAM has voluntarily agreed to reimburse the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios to the extent that each portfolio's expenses, as defined above, exceed .36%, .21%, .26%, .31% and .32%, respectively, of the average net assets per annum. Amounts due from Goldman Sachs at December 31, 1996 are included in "Other assets" in the accompanying Statements of Assets and Liabilities.
   The ILA B units of Prime Obligations Portfolio have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee for distribution services equal, on an annual basis, up to .75% of ILA B units average daily net assets.
   The ILA B units of Prime Obligations Portfolio have adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA B units pay a fee under this Service Plan equal, on an annual basis, up to .25% of ILA Class B's average daily net assets.
   The chart below outlines the fee waivers and expense reimbursements for the year ended December 31, 1996 and amounts owed to and due from Goldman Sachs at December 31, 1996 (in thousands):

-------------------------------------------------------------------------------

                                                       Due to
                                                       Goldman
                                                        Sachs         Amounts
                   Adviser    Expense                 for Adviser/    due from
                     Fee     Reimburse-                Transfer       Goldman
 Fund              Waived      ments         Total     Agent Fees     Sachs
================================================================================
 Prime
  Obligations
  Portfolio         $--         $234          $234         $462          $18
--------------------------------------------------------------------------------
 Money
  Market
  Portfolio          493         243           736          318           34
--------------------------------------------------------------------------------
 Government
  Portfolio           --         232           232          265           45
--------------------------------------------------------------------------------
 Treasury
  Obligations
  Portfolio           --         213           213          267           --
--------------------------------------------------------------------------------
 Treasury
  Instruments
  Portfolio        2,074         221         2,295          180           10
--------------------------------------------------------------------------------
 Federal
  Portfolio        4,070         452         4,522          648          126
--------------------------------------------------------------------------------
 Tax-Exempt
  Diversified
  Portfolio        1,540          25         1,565          399           --
--------------------------------------------------------------------------------
 Tax-Exempt
  California
  Portfolio           --          22            22          147           --
-------------------------------------------------------------------------------
 Tax-Exempt
  New York
  Portfolio           92          16           108           26           --
-------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1996

--------------------------------------------------------------------------------
4.  Administration and Service Plans
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration units and ILA Service units, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15% and .40% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

5.   Line of Credit Facility
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended
December 31, 1996, ILA did not have any borrowings under this facility.

6.  Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by the custodian.

7.  Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having advisory agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
   As of December 31, 1996, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint account of $21,400,000, $77,200,000, $305,000,000 and $327,900,000 in principal amount, respectively. As of December 31, 1996, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:


Principal       Interest       Maturity        Amortized
Amount            Rate           Date            Cost

================================================================================
Repurchase Agreements
BT Securities Corp., dated 12/31/96, repurchase price $200,061,111 (U.S.
   Treasury Notes: $154,133,720, 5.75%-6.38%, 08/31/97-04/30/01; U.S.
   Treasury Bills: $48,126,398, 06/12/97)
$200,000,000      5.50%         01/02/97     $ 200,000,000
Chase Securities, Inc., dated 12/31/96, repurchase price $1,000,369,444
   (U.S. Treasury Notes: $1,020,003,399, 5.00%-9.13%, 11/15/97-5/31/99)
1,000,000,000     6.65          01/02/97     1,000,000,000
Citicorp. Securities, Inc., dated 12/31/96, repurchase price $100,034,722
   (U.S. Treasury Notes: $101,974,154, 5.88%-7.50%, 03/31/98-11/15/01)
100,000,000       6.25          01/02/97       100,000,000
Morgan Stanley & Co., dated 12/31/96, repurchase price $1,200,450,000
   (U.S. Treasury Notes: $954,150,236, 6.00%-6.25%, 07/31/98-09/30/98;
    U.S. Treasury Bills: $270,396,330, 01/23/97-10/16/97)
1,200,000,000     6.75          01/02/97     1,200,000,000
Swiss Bank Corp., dated 12/31/96, repurchase price $140,846,933
   (U.S. Treasury Notes: $129,531,177, 4.75%-8.88%,01/15/97-08/15/03; U.S.
    Treasury Bills: $14,639,156, 01/30/97-06/26/97)
140,800,000       6.00          01/02/97        140,800,000
Swiss Bank Corp., dated 12/31/96, repurchase price $400,150,000 (U.S.
    Treasury Notes: $367,986,300, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
    Treasury Bills: $41,588,512, 01/30/97-06/26/97)
400,000,000       6.75          01/02/97        400,000,000

-------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account     $3,040,800,000

================================================================================

8.  Other Matters
Pursuant to an SEC exemptive order, each taxable Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

--------------------------------------------------------------------------------

                                                     Income from investment operations
                                                   ===================================
                                                                   Net
                                        Net asset               realized        Total                       Net asset
                                        value at      Net        gain on     income from                    value at
                                        beginning  investment   investment    investment    Distributions      end      Total
                                        of period    income    transactions   operations   to unitholders   of period  return/(a)/
                                        ==========================================================================================
For the Years Ended December 31,
================================
1996-ILA units ......................     $1.00      $0.0511     --            $0.0511        $(0.0511)        $1.00     5.22%
1996-ILA Administration units .......      1.00       0.0497     --             0.0497         (0.0497)         1.00     5.06
1996-ILA Service units ..............      1.00       0.0474     --             0.0474         (0.0474)         1.00     4.80
1996-ILA B units/(b)/................      1.00       0.0262     --             0.0262         (0.0262)         1.00     3.97/(d)/

1995-ILA units ......................      1.00       0.0566     --             0.0566         (0.0566)         1.00     5.79
1995-ILA Administration units .......      1.00       0.0551     --             0.0551         (0.0551)         1.00     5.63
1995-ILA Service units ..............      1.00       0.0522     --             0.0522         (0.0522)         1.00     5.37

1994-ILA units ......................      1.00       0.0394     --             0.0394         (0.0394)         1.00     4.07
1994-ILA Administration units .......      1.00       0.0379     --             0.0379         (0.0379)         1.00     3.91
1994-ILA Service units ..............      1.00       0.0365     --             0.0365         (0.0365)         1.00     3.66

1993-ILA units ......................      1.00       0.0291       0.0002       0.0293         (0.0293)         1.00     2.97
1993-ILA Administration units .......      1.00       0.0275       0.0003       0.0278         (0.0278)         1.00     2.82
1993-ILA Service units ..............      1.00       0.0250       0.0001       0.0251         (0.0252)         1.00     2.56

1992-ILA units ......................      1.00       0.0364       0.0010       0.0374         (0.0374)         1.00     3.75
1992-ILA Administration units .......      1.00       0.0339       0.0010       0.0349         (0.0349)         1.00     3.60
1992-ILA Service units ..............      1.00       0.0311       0.0010       0.0321         (0.0320)         1.00     3.34

1991-ILA units ......................      1.00       0.0591       0.0003       0.0594         (0.0594)         1.00     6.10
1991-ILA Administration units .......      1.00       0.0568       0.0003       0.0571         (0.0571)         1.00     5.94
1991-ILA Service units ..............      1.00       0.0558       0.0003       0.0561         (0.0561)         1.00     5.68

1990-ILA units ......................      1.00       0.0793     --             0.0793         (0.0793)         1.00     8.21
1990-ILA Administration units /(c)/..      1.00       0.0438     --             0.0438         (0.0438)         1.00     7.81/(d)/
1990-ILA Service units/(c)/..........      1.00       0.0425     --             0.0425         (0.0425)         1.00     7.56/(d)/

1989-ILA units ......................      1.00       0.0890     --             0.0890         (0.0890)         1.00     9.27

1988-ILA units ......................      1.00       0.0714     --             0.0714         (0.0714)         1.00     7.48

1987-ILA units ......................      1.00       0.0634     --             0.0634         (0.0634)         1.00     6.50

                                                                                                Ratios assuming no
                                                                                               waiver of fees and no
                                                                                                expense limitations
                                                                                            ===========================
                                                         Ratio of net          Net                         Ratio of net
                                        Ratio of net      investment        assets at       Ratio of net    investment
                                        expenses to       income to          end of         expenses to      income to
                                        average net      average net         period         average net     average net
                                          assets           assets          (in 000's)         assets          assets
                                        ===============================================================================
For the Years Ended December 31,
================================
1996-ILA units ......................      0.41%            5.11%          $1,154,787          0.43%           5.09%
1996-ILA Administration units .......      0.56             4.97               23,738          0.58            4.95
1996-ILA Service units ..............      0.81             4.74               84,707          0.83            4.72
1996-ILA B units/(b)/................      1.41/(d)/        4.09/(d)/             346          1.43/(d)/       4.07/(d)/

1995-ILA units ......................      0.41             5.66            1,261,251          0.43            5.64
1995-ILA Administration units .......      0.56             5.51               63,018          0.58            5.49
1995-ILA Service units ..............      0.81             5.22              227,233          0.83            5.20

1994-ILA units ......................      0.40             3.94            1,963,846          0.42            3.92
1994-ILA Administration units .......      0.55             3.79              149,234          0.57            3.77
1994-ILA Service units ..............      0.80             3.65              170,453          0.82            3.63

1993-ILA units ......................      0.40             2.91            2,332,771          0.42            2.89
1993-ILA Administration units .......      0.55             2.75              189,431          0.57            2.73
1993-ILA Service units ..............      0.80             2.50              137,804          0.82            2.48

1992-ILA units ......................      0.40             3.64            3,444,591          0.42            3.62
1992-ILA Administration units .......      0.55             3.39              257,321          0.57            3.37
1992-ILA Service units ..............      0.80             3.11               22,044          0.82            3.09

1991-ILA units ......................      0.40             5.91            3,531,736          0.42            5.89
1991-ILA Administration units .......      0.55             5.68              198,417          0.57            5.66
1991-ILA Service units ..............      0.80             5.58               18,789          0.82            5.56

1990-ILA units ......................      0.38             7.93            2,833,541          0.38            7.93
1990-ILA Administration units /(c)/..      0.55/(d)/        7.62/(d)/         209,272          0.55/(d)/       7.62/(d)/
1990-ILA Service units/(c)/..........      0.80/(d)/        7.25/(d)/          19,039          0.80/(d)/       7.25/(d)/

1989-ILA units ......................      0.40             8.90            3,761,964           0.40           8.90

1988-ILA units ......................      0.40             7.14            3,799,628           0.40           7.14

1987-ILA units ......................      0.40             6.34            5,814,280           0.40           6.34

-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/ILA Class B unit activity commenced during May of 1996.
/(c)/ILA Administration and Service unit activity commenced during June of 1990. /(d)/Annualized.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
--------------------------------------------------------------------------------

                                         Income from investment operations
                                       =====================================
                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net        gain on        from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended December 31,
===============================
1996-ILA units .............    $1.00     $0.0515       $0.0001      $0.0516     $(0.0516)         $1.00       5.27%
1996-ILA Administration
   units ...................     1.00      0.0500        0.0001       0.0501      (0.0501)          1.00       5.12
1996-ILA Service units .....     1.00      0.0475        0.0001       0.0476      (0.0476)          1.00       4.86

1995-ILA units .............     1.00      0.0571            --       0.0571      (0.0571)          1.00       5.85
1995-ILA Administration
   units ...................     1.00      0.0555            --       0.0555      (0.0555)          1.00       5.69
1995-ILA Service units .....     1.00      0.0529            --       0.0529      (0.0529)          1.00       5.43

1994-ILA units .............     1.00      0.0401            --       0.0401      (0.0401)          1.00       4.13
1994-ILA Administration
   units ...................     1.00      0.0388            --       0.0388      (0.0388)          1.00       3.98
1994-ILA Service units .....     1.00      0.0364            --       0.0364      (0.0364)          1.00       3.72

1993-ILA units .............     1.00      0.0296        0.0003       0.0299      (0.0299)          1.00       3.03
1993-ILA Administration
   units ...................     1.00      0.0281        0.0003       0.0284      (0.0284)          1.00       2.88
1993-ILA Service units .....     1.00      0.0257        0.0002       0.0259      (0.0259)          1.00       2.62

1992-ILA units .............     1.00      0.0368        0.0004       0.0372      (0.0372)          1.00       3.76
1992-ILA Administration
   units ...................     1.00      0.0356        0.0004       0.0360      (0.0360)          1.00       3.61
1992-ILA Service units .....     1.00      0.0358        0.0006       0.0364      (0.0364)          1.00       3.35

1991-ILA units .............     1.00      0.0591        0.0004       0.0595      (0.0595)          1.00       6.12

1991-ILA Administration
   units ...................     1.00      0.0574        0.0004       0.0578      (0.0578)          1.00       5.96
1991-ILA Service units .....     1.00      0.0547        0.0004       0.0551      (0.0551)          1.00       5.70

1990-ILA units .............     1.00      0.0793        0.0001       0.0794      (0.0794)          1.00       8.24
1990-ILA Administration
   units/(c)/...............     1.00      0.0424        0.0001       0.0425      (0.0425)          1.00       7.86/(b)/
1990-ILA Service units/(c)/.     1.00      0.0438       --            0.0438      (0.0438)          1.00       7.61/(b)/

1989-ILA units .............     1.00      0.0885        0.0001       0.0886      (0.0886)          1.00       9.31

1988-ILA units .............     1.00      0.0751       --            0.0751      (0.0751)          1.00       7.66

For the Period December 2, 1987 (commencement of operations) through December 31,
================================================================================
1987-ILA units .............     1.00      0.0063       --            0.0063      (0.0063)         1.00        7.38/(b)/

                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to        end of      expenses to       income to
                               average net     average net       period      average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ============================================================================
For the Years Ended December 31,
===============================
1996-ILA units .............     0.36%           5.15%          $703,097       0.43%             5.08%
1996-ILA Administration
   units ...................     0.51            5.00            257,258       0.58              4.93
1996-ILA Service units .....     0.76            4.75             28,845       0.83              4.68

1995-ILA units .............     0.36            5.71            574,155       0.42              5.65
1995-ILA Administration
   units ...................     0.51            5.55            164,422       0.57              5.49
1995-ILA Service units .....     0.76            5.29             23,080       0.82              5.23

1994-ILA units .............     0.35            4.01            559,470       0.43              3.93
1994-ILA Administration
   units ...................     0.50            3.88            145,867       0.58              3.80
1994-ILA Service units .....     0.75            3.61             21,862       0.83              3.53

1993-ILA units .............     0.35            2.96            699,604       0.43              2.88
1993-ILA Administration
   units ...................     0.50            2.81            150,452       0.58              2.73
1993-ILA Service units .....     0.75            2.57             11,166       0.83              2.49

1992-ILA units .............     0.35            3.68            884,571       0.43              3.60
1992-ILA Administration
   units ...................     0.50            3.56            187,445       0.58              3.48
1992-ILA Service units .....     0.75            3.58             15,114       0.83              3.50

1991-ILA units .............     0.35            5.91          1,153,191       0.42              5.84
1991-ILA Administration
   units ...................     0.50            5.74            210,330       0.57              5.67
1991-ILA Service units .....     0.75            5.47             56,586       0.82              5.40

1990-ILA units .............     0.35            7.93            924,141       0.40              7.88
1990-ILA Administration
   units/(c)/...............     0.50/(b)/       7.63/(b)/       204,477       0.55/(b)/         7.58/(b)/
1990-ILA Service units/(c)/.     0.75/(b)/       7.46/(b)/        38,128       0.80/(b)/         7.41/(b)/

1989-ILA units .............     0.35            8.85          1,295,389       0.40              8.80

1988-ILA units .............     0.27            7.51           701,105        0.40              7.38

For the Period December 2, 1987 (commencement of operations) through December 31,
================================================================================
1987-ILA units .............     0.15/(b)/       7.62/(b)/      183,633        0.40/(b)/         7.37/(b)/
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June of 1990.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio

--------------------------------------------------------------------------------

                                         Income from investment operations
                                       =====================================
                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net       (gain) on       from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended December 31,
================================

1996-ILA units .............    $1.00     $0.0504       $ 0.0001     $0.0505       $(0.0504)       $1.00       5.15%
1996-ILA Administration
   units ...................     1.00      0.0489         0.0001      0.0490       (0.0489)         1.00       4.99
1996-ILA Service units .....     1.00      0.0463         0.0001      0.0464       (0.0463)         1.00       4.73

1995-ILA units .............     1.00      0.0562         0.0002      0.0564       (0.0564)         1.00       5.77
1995-ILA Administration
   units ...................     1.00      0.0549         0.0002      0.0551       (0.0551)         1.00       5.62
1995-ILA Service units .....     1.00      0.0519         0.0002      0.0521       (0.0521)         1.00       5.35

1994-ILA units .............     1.00      0.0378         0.0002      0.0380       (0.0380)         1.00       3.94
1994-ILA Administration
   units ...................     1.00      0.0362         0.0002      0.0364       (0.0364)         1.00       3.79
1994-ILA Service units .....     1.00      0.0350         0.0002      0.0352       (0.0352)         1.00       3.53

1993-ILA units .............     1.00      0.0282         0.0008      0.0290       (0.0291)         1.00       2.94
1993-ILA Administration          1.00      0.0267         0.0008      0.0275       (0.0276)         1.00       2.79
   units ...................
1993-ILA Service units .....     1.00      0.0242         0.0006      0.0248       (0.0250)         1.00       2.53

1992-ILA units .............     1.00      0.0338         0.0027      0.0365       (0.0364)         1.00       3.70
1992-ILA Administration
   units ...................     1.00      0.0325         0.0027      0.0352       (0.0351)         1.00       3.55
1992-ILA Service units .....     1.00      0.0309         0.0030      0.0339       (0.0336)         1.00       3.29

1991-ILA units .............     1.00      0.0567         0.0011      0.0578       (0.0578)         1.00       5.91
1991-ILA Administration
   units ...................     1.00      0.0545         0.0011      0.0556       (0.0556)         1.00       5.75
1991-ILA Service units .....     1.00      0.0522         0.0011      0.0533       (0.0533)         1.00       5.49

1990-ILA units .............     1.00      0.0779         0.0003      0.0782       (0.0782)         1.00       8.11
1990-ILA Administration
   units (c)................     1.00      0.0439         0.0004      0.0443       (0.0443)         1.00       7.74/(b)/
1990-ILA Service units (c)..     1.00      0.0359         0.0002      0.0361       (0.0363)         1.00       7.42/(b)/


1989-ILA units .............     1.00      0.0877         0.0001      0.0878       (0.0878)         1.00       9.15

1988-ILA units .............     1.00      0.0716         0.0002      0.0718       (0.0718)         1.00       7.42

1987-ILA units .............     1.00      0.0622         0.0001      0.0623       (0.0624)         1.00       6.43


                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to        end of      expenses to       income to
                               average net     average net       period      average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ===========================================================================
For the Years Ended December 31,
================================

1996-ILA units .............     0.41%           5.04%         $694,651         0.44%            5.01%
1996-ILA Administration
   units ...................     0.56            4.89            36,055         0.59             4.86
1996-ILA Service units .....     0.81            4.63            94,228         0.84             4.60

1995-ILA units .............     0.41            5.62           570,469         0.43             5.60
1995-ILA Administration
   units ...................     0.56            5.49            47,558         0.58             5.47
1995-ILA Service units .....     0.81            5.19            85,401         0.83             5.17

1994-ILA units .............     0.40            3.78           881,520         0.44             3.74
1994-ILA Administration
   units ...................     0.55            3.62            95,483         0.59             3.58
1994-ILA Service units .....     0.80            3.50           156,930         0.84             3.46

1993-ILA units .............     0.40            2.82         1,315,378         0.43             2.79
1993-ILA Administration
   units ...................     0.55            2.67           161,845         0.58             2.64
1993-ILA Service units .....     0.80            2.42           101,272         0.83             2.39

1992-ILA units .............     0.40            3.38         1,785,472         0.42             3.36
1992-ILA Administration
   units ...................     0.55            3.25           461,542         0.57             3.23
1992-ILA Service units .....     0.80            3.09            56,389         0.82             3.07

1991-ILA units .............     0.40            5.67         2,103,627         0.43             5.64
1991-ILA Administration
   units ...................     0.55            5.45           464,060         0.58             5.42
1991-ILA Service units .....     0.80            5.22           200,176         0.83             5.19

1990-ILA units .............     0.39            7.79         2,203,756         0.39             7.79
1990-ILA Administration
   units (c)................     0.55/(b)        7.49/(b)/      296,313         0.55/(b)/        7.49/(b)/
1990-ILA Service units (c)..     0.80/(b)/       7.15/(b)/      132,888         0.80/(b)/        7.15/(b)/


1989-ILA units .............     0.40            8.77         2,268,330         0.40             8.77

1988-ILA units .............     0.40            7.16         2,197,796         0.40             7.16

1987-ILA units .............     0.40            6.22         2,243,870         0.40             6.22
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------



                                                            Income from investment operations
                                                           ===================================
                                                                           Net
                                               Net asset                realized      Total                   Net asset
                                               value at       Net       gain on    income from                value at
                                               beginning   investment  investment   investment Distributions   end of      Total
                                               of period     income    transaction  operation  to unitholders  period   return/(a)/
                                              ====================================================================================
For the Years Ended December 31,
================================
1996-ILA units .............................    $1.00       $0.0498     $0.0002      $0.0500     $(0.0500)     $1.00      5.11%
1996-ILA Administration units ..............     1.00        0.0483      0.0003       0.0486      (0.0486)      1.00      4.95
1996-ILA Service units .....................     1.00        0.0459      0.0001       0.0460      (0.0460)      1.00      4.69

1995-ILA units .............................     1.00        0.0551      0.0007       0.0558      (0.0558)      1.00      5.73
1995-ILA Administration units ..............     1.00        0.0537      0.0007       0.0544      (0.0544)      1.00      5.57
1995-ILA Service units .....................     1.00        0.0511      0.0007       0.0518      (0.0518)      1.00      5.31

1994-ILA units .............................     1.00        0.0377          --       0.0377      (0.0377)      1.00      3.91
1994-ILA Administration units ..............     1.00        0.0368          --       0.0368      (0.0368)      1.00      3.75
1994-ILA Service units .....................     1.00        0.0340          --       0.0340      (0.0340)      1.00      3.49

1993-ILA units .............................     1.00        0.0279      0.0006       0.0285      (0.0286)      1.00      2.89
1993-ILA Administration units ..............     1.00        0.0264      0.0006       0.0270      (0.0270)      1.00      2.74
1993-ILA Service units .....................     1.00        0.0239      0.0006       0.0245      (0.0246)      1.00      2.48

1992-ILA units .............................     1.00        0.0339      0.0025       0.0364      (0.0362)      1.00      3.65
1992-ILA Administration units ..............     1.00        0.0320      0.0023       0.0343      (0.0343)      1.00      3.49
1992-ILA Service units .....................     1.00        0.0294      0.0024       0.0318      (0.0318)      1.00      3.23

1991-ILA units .............................     1.00        0.0557      0.0018       0.0575      (0.0575)      1.00      5.90
1991-ILA Administration units ..............     1.00        0.0540      0.0018       0.0558      (0.0558)      1.00      5.74
1991-ILA Service units .....................     1.00        0.0515      0.0018       0.0533      (0.0533)      1.00      5.48

1990-ILA units .............................     1.00        0.0772      0.0002       0.0774      (0.0774)      1.00      8.05
1990-ILA Administration units /(c)/.........     1.00        0.0413      0.0002       0.0415      (0.0415)      1.00      7.67/(b)/
1990-ILA Service units /(c)/................     1.00        0.0417      0.0003       0.0420      (0.0421)      1.00      7.42/(b)/

1989-ILA units .............................     1.00        0.0864      0.0005       0.0869      (0.0869)      1.00      9.06

1988-ILA units .............................     1.00        0.0704      0.0004       0.0708      (0.0708)      1.00      7.30

1987-ILA units .............................     1.00        0.0617      0.0002       0.0619      (0.0619)      1.00      6.32



                                                                                                       Ratios assuming no
                                                                                                      waiver of fees and no
                                                                                                       expense limitations
                                                                                                      ======================
                                                     Ratio        Ratio of net                                     Ratio of net
                                                     of net       investment         Net            Ratio of net   investment
                                                    expenses      income to        assets at        expenses to     income to
                                                   to average     of average     end of period      average net    average net
                                                   net assets     net assets      (in 000's)          assets         assets
                                                   =============================================================================
For the Years Ended December 31,
================================
1996-ILA units ..................................      0.41%         4.98%        $574,734          0.43%          4.96%
1996-ILA Administration units ...................      0.56          4.83          108,850          0.58           4.81
1996-ILA Service units ..........................      0.81          4.59          123,483          0.83           4.57

1995-ILA units ..................................      0.41          5.51          711,209          0.43           5.49
1995-ILA Administration units ...................      0.56          5.37           92,643          0.58           5.35
1995-ILA Service units ..........................      0.81          5.11          119,692          0.83           5.09

1994-ILA units ..................................      0.40          3.77          713,816          0.44           3.73
1994-ILA Administration units ...................      0.55          3.68           97,626          0.59           3.64
1994-ILA Service units ..........................      0.80          3.40          108,972          0.84           3.35

1993-ILA units ..................................      0.40          2.79          969,565          0.43           2.76
1993-ILA Administration units ...................      0.55          2.64          121,327          0.58           2.61
1993-ILA Service units ..........................      0.80          2.39          185,506          0.83           2.36

1992-ILA units ..................................      0.40          3.39        1,328,036          0.43           3.36
1992-ILA Administration units ...................      0.55          3.20          152,804          0.58           3.17
1992-ILA Service units ..........................      0.80          2.94          183,208          0.83           2.91

1991-ILA units ..................................      0.40          5.57        1,709,321          0.43           5.54
1991-ILA Administration units ...................      0.55          5.40          146,795          0.58           5.37
1991-ILA Service units ..........................      0.80          5.15          154,419          0.83           5.12

1990-ILA units ..................................      0.39          7.72        1,816,991          0.39           7.72
1990-ILA Administration units /(c)/..............      0.55/(b)/     7.42/(b)/     132,088          0.55/(b)/      7.42/(b)/
1990-ILA Service units /(c)/.....................      0.80/(b)/     7.11/(b)/     148,323          0.80/(b)/      7.11/(b)/

1989-ILA units ..................................      0.40          8.64        1,769,974          0.40           8.64

1988-ILA units ..................................      0.40          7.04        1,657,215          0.40           7.04

1987-ILA units ..................................      0.40          6.17        1,693,767          0.40           6.17

-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio

--------------------------------------------------------------------------------


                                                Income from investment operations
                                            ========================================
                                 Net asset                Net realized      Total                        Net asset
                                 value at      Net           gain        income from     Distributions   value at
                                 beginning  investment   on investment    investment         to             end       Total /(a)/
                                 of period    income     transcations     operations     unitholders     of period     return
                                 ===================================================================================================
For the Years Ended December 31,
================================
1996-ILA units .............     $1.00       $0.0496     $0.0004         $0.0500         $(0.0500)        $1.00         5.10%
1996-ILA Administration
   units ...................      1.00        0.0482      0.0004          0.0486          (0.0486)         1.00         4.95
1996-ILA Service units .....      1.00        0.0456      0.0004          0.0460          (0.0460)         1.00         4.68

1995-ILA units .............      1.00        0.0550      0.0006          0.0556          (0.0556)         1.00         5.70
1995-ILA Administration
   units ...................      1.00        0.0534      0.0007          0.0541          (0.0540)         1.00         5.54
1995-ILA Service units .....      1.00        0.0500      0.0005          0.0505          (0.0505)         1.00         5.28

1994-ILA units .............      1.00        0.0397      0.0001          0.0398          (0.0398)         1.00         4.01
1994-ILA Administration
   units ...................      1.00        0.0397      0.0001          0.0398          (0.0398)         1.00         3.85
1994-ILA Service units .....      1.00        0.0371      0.0001          0.0372          (0.0372)         1.00         3.59

1993-ILA units .............      1.00        0.0288      0.0006          0.0294          (0.0294)         1.00         2.98
1993-ILA Administration
   units ...................      1.00        0.0273      0.0006          0.0279          (0.0279)         1.00         2.83
1993-ILA Service units .....      1.00        0.0248      0.0006          0.0254          (0.0254)         1.00         2.57

1992-ILA units .............      1.00        0.0338      0.0012          0.0350          (0.0350)         1.00         3.54
1992-ILA Administration
   units ...................      1.00        0.0326      0.0012          0.0338          (0.0338)         1.00         3.38
1992-ILA Service units .....      1.00        0.0275      0.0011          0.0286          (0.0286)         1.00         3.13

For the Period January 30, 1991 (commencement of operations) through December 31,
=================================================================================

1991-ILA units .............      1.00        0.0486      0.0013          0.0499          (0.0499)         1.00         5.75/(b)/
1991-ILA Administration
   units /(c)/..............      1.00        0.0210      0.0010          0.0220          (0.0220)         1.00         5.21/(b)/
1991-ILA Service units /(c)/      1.00        0.0473      0.0009          0.0482          (0.0482)         1.00         5.33/(b)/

                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                         ====================================
                                               Ratio of net       Net                         Ratio of net
                                Ratio of net    investment      assets at    Ratio of net      investment
                                expenses to      income to        end         expenses to       income to
                                average net     average net     of period     average net      average net
                                   assets         assets        (in 000's)      assets           assets
                                =============================================================================
For the Years Ended December 31,
================================
1996-ILA units .............       0.21%           4.96%        $708,999        0.43%             4.74%
1996-ILA Administration
   units ...................       0.36            4.82          137,706        0.58              4.60
1996-ILA Service units .....       0.61            4.56          383,901        0.83              4.34

1995-ILA units .............       0.21            5.50          586,294        0.44              5.27
1995-ILA Administration
   units ...................       0.36            5.34           68,713        0.59              5.11
1995-ILA Service units .....       0.61            5.00          123,254        0.84              4.77

1994-ILA units .............       0.20            3.96          547,351        0.43              3.73
1994-ILA Administration
   units ...................       0.35            3.97           64,388        0.58              3.74
1994-ILA Service units .....       0.60            3.72           74,451        0.83              3.49

1993-ILA units .............       0.20            2.88          456,411        0.44              2.64
1993-ILA Administration
   units ...................       0.35            2.73           26,553        0.59              2.49
1993-ILA Service units .....       0.60            2.48           34,014        0.84              2.24

1992-ILA units .............       0.18            3.38          422,506        0.45              3.11
1992-ILA Administration
   units ...................       0.33            3.26            6,915        0.60              2.99
1992-ILA Service units .....       0.58            2.75           29,522        0.85              2.48

For the Period January 30, 1991 through December 31,
====================================================
1991-ILA units .............       0.10/(b)/       5.28/(b)/     424,436        0.45/(b)/         4.93/(b)/
1991-ILA Administration
   units /(c)/..............       0.25/(b)/       4.77/(b)/      17,649        0.60/(b)/         4.42/(b)/
1991-ILA Service units /(c)/       0.50/(b)/       5.13/(b)/       9,430        0.85/(b)/         4.78/(b)/


-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during July and January of 1991, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

--------------------------------------------------------------------------------


                                                       Income from investment operations
                                                     --------------------------------------
                                            Net
                                           asset                  Net realized     Total
                                          value at                    gain         income                   Net asset
                                          beginning     Net            on           from     Distributions  value at
                                             of      investment    investment    investment       to           end       Total
                                           period      income     transactions   operations   unitholders   of period   return(a)
                                          ======================================================================================
For the Years Ended December 31,
--------------------------------
1996-ILA units .......................      $1.00      $0.0513         --        $0.0513       $(0.0513)     $1.00       5.24%
1996-ILA Administration units.........       1.00       0.0498         --         0.0498        (0.0498)      1.00       5.09
1996-ILA Service units ...............       1.00       0.0473         --         0.0473        (0.0473)      1.00       4.83

1995-ILA units .......................       1.00       0.0569         --         0.0569        (0.0569)      1.00       5.83
1995-ILA Administration units ........       1.00       0.0550         --         0.0550        (0.0550)      1.00       5.67
1995-ILA Service units ...............       1.00       0.0522         --         0.0522        (0.0522)      1.00       5.41

1994-ILA units .......................       1.00       0.0407         --         0.0407        (0.0407)      1.00       4.11
1994-ILA Administration units ........       1.00       0.0388         --         0.0388        (0.0388)      1.00       3.95
1994-ILA Service units ...............       1.00       0.0392         --         0.0392        (0.0392)      1.00       3.69

1993-ILA units .......................       1.00       0.0296         --         0.0296        (0.0296)      1.00       3.00
1993-ILA Administration units ........       1.00       0.0281         --         0.0281        (0.0281)      1.00       2.84
1993-ILA Service units/(c)/...........       1.00       0.0157         --         0.0157        (0.0157)      1.00       2.56/(b)/

1992-ILA units .......................       1.00       0.0358         --         0.0358        (0.0358)      1.00       3.61
1992-ILA Administration units ........       1.00       0.0340         --         0.0340        (0.0340)      1.00       3.46

1991-ILA units .......................       1.00       0.0576         --         0.0576        (0.0576)      1.00       5.94
1991-ILA Administration units ........       1.00       0.0542         --         0.0542        (0.0542)      1.00       5.78
1991-ILA Service units/(c)/...........       1.00       0.0196         --         0.0196        (0.0196)      1.00       5.55/(b)/

1990-ILA units .......................       1.00       0.0772         --         0.0772        (0.0772)      1.00       8.06
1990-ILA Administration units/(d)/....       1.00       0.0205         --         0.0205        (0.0205)      1.00       7.39/(b)/

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units .......................       1.00       0.0516         --         0.0516        (0.0516)      1.00       7.62(b)


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ---------------------------
                                                       Ratio of net     Net                      Ratio of net
                                         Ratio of net  investment     assets at   Ratio of net   investment
                                         expenses to    income to       end       expenses to     income to
                                         average net   average net    of period   average net    average net
                                            assets       assets      (in 000's)     assets         assets
                                         ====================================================================
For the Years Ended December 31,
--------------------------------
1996-ILA units .......................        0.26%        5.13%    $2,303,677       0.43%          4.96%
1996-ILA Administration units.........        0.41         4.98        794,537       0.58           4.81
1996-ILA Service units ...............        0.66         4.73        192,416       0.83           4.56

1995-ILA units .......................        0.26         5.69      1,731,935       0.42           5.53
1995-ILA Administration units ........        0.41         5.50        516,917       0.57           5.34
1995-ILA Service units ...............        0.66         5.22        102,576       0.82           5.06

1994-ILA units .......................        0.25         4.07      1,625,567       0.42           3.90
1994-ILA Administration units ........        0.40         3.88        329,896       0.57           3.71
1994-ILA Service units ...............        0.65         3.92         15,539       0.82           3.75

1993-ILA units .......................        0.25         2.96      1,430,292       0.42           2.79
1993-ILA Administration units ........        0.40         2.81        362,401       0.57           2.64
1993-ILA Service units/(c)/...........        0.65/(b)/    2.54/(b)/     1,425       0.82/(b)/      2.37/(b)/

1992-ILA units .......................        0.25         3.58      1,600,989       0.42           3.41
1992-ILA Administration units ........        0.40         3.40        312,792       0.57           3.23

1991-ILA units .......................        0.25         5.76      1,656,232       0.42           5.59
1991-ILA Administration units ........        0.40         5.42        291,810       0.57           5.25
1991-ILA Service units/(c)/...........        0.65/(b)/    5.56/(b)/        --       0.82/(b)/      5.39/(b)/

1990-ILA units .......................        0.25         7.72      1,368,765       0.40           7.57
1990-ILA Administration units/(d)/....        0.40/(b)/    7.25/(b)/    90,748       0.55/(b)/      7.10/(b)/

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units .......................        0.19/(b)/    8.41/(b)/   455,230       0.40/(b)/      8.20/(b)/


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/ Annualized.
/(c)/ ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.
      (d)ILA Administration unit activity commenced during September of 1990.




--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Goldman Sachs--Institutional Liquid Assets
------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

------------------------------------------------------------------------------------------------------------------------------------

                                                     Income from investment operations
                                                   ======================================
                                                                    Net
                                      Net asset                  realized         Total                       Net asset
                                      value at       Net         gain(loss)     income from                   value at
                                      beginning   investment   on investment    investment     Distributions   end of      Total
                                      of period     income      transactions     operations    to unitholders  period    return/(a)/
                                     ===============================================================================================
For the Years Ended December 31,
================================
1996-ILA units .....................    $1.00       $0.0320         $              $0.0320       $(0.0320)      $1.00      3.25%
1996-ILA Administration units.......     1.00        0.0306            --           0.0306       (0.0306)        1.00      3.09
1996-ILA Service units .............     1.00        0.0279            --           0.0279       (0.0279)        1.00      2.84

1995-ILA units .....................     1.00        0.0365            --           0.0365       (0.0365)        1.00      3.72
1995-ILA Administration units.......     1.00        0.0351            --           0.0351       (0.0352)        1.00      3.57
1995-ILA Service units .............     1.00        0.0324            --           0.0324       (0.0325)        1.00      3.31

1994-ILA units .....................     1.00        0.0264            --           0.0264       (0.0264)        1.00      2.71
1994-ILA Administration units.......     1.00        0.0250            --           0.0250       (0.0250)        1.00      2.55
1994-ILA Service units .............     1.00        0.0220            --           0.0220       (0.0220)        1.00      2.30

1993-ILA units .....................     1.00        0.0222            --           0.0222       (0.0222)        1.00      2.25
1993-ILA Administration units.......     1.00        0.0207            --           0.0207       (0.0207)        1.00      2.09
1993-ILA Service units .............     1.00        0.0183            --           0.0183       (0.0183)        1.00      1.84

1992-ILA units .....................     1.00        0.0277            --           0.0277       (0.0277)        1.00      2.82
1992-ILA Administration units.......     1.00        0.0266            --           0.0266       (0.0266)        1.00      2.67
1992-ILA Service units .............     1.00        0.0243            --           0.0243       (0.0243)        1.00      2.41

1991-ILA units .....................     1.00        0.0424            --           0.0424       (0.0424)        1.00      4.33
1991-ILA Administration units.......     1.00        0.0406            --           0.0406       (0.0406)        1.00      4.17
1991-ILA Service units .............     1.00        0.0386            --           0.0386       (0.0386)        1.00      3.91

1990-ILA units .....................     1.00        0.0550         (0.0001)        0.0549       (0.0549)        1.00      5.64
1990-ILA Administration units /(c)/.     1.00        0.0301            --           0.0301       (0.0300)        1.00      5.43/(b)/
1990-ILA Service units /(c)/........     1.00        0.0259            --           0.0259       (0.0259)        1.00      5.17/(b)/

1989-ILA units .....................     1.00        0.0591         (0.0001)        0.0590       (0.0590)        1.00      6.07

1988-ILA units .....................     1.00        0.0487          0.0003         0.0490       (0.0490)        1.00      5.03

1987-ILA units .....................     1.00        0.0413         (0.0003)        0.0410       (0.0410)        1.00      4.23

                                                                                              Ratio assuming no
                                                                                            waiver of fees and no
                                                                                              expense limitation
                                                                                         ==============================
                                                      Ratio of net          Net                          Ratio of net
                                     Ratio of net      investment         assets at      Ratio of net     investment
                                     expenses to        income to          end of         expenses to      income to
                                     average net       average net         period         average net     average net
                                       assets            assets          (in 000's)         assets          assets
                                    ===================================================================================
For the Years Ended December 31,
================================
1996-ILA units .....................      0.31%            3.20%           $1,514,443        0.41%           3.10%
1996-ILA Administration units.......      0.46             3.06                59,097        0.56            2.96
1996-ILA Service units .............      0.71             2.79                28,921        0.81            2.69

1995-ILA units .....................      0.31             3.65            $1,342,585        0.42            3.54
1995-ILA Administration units.......      0.46             3.51                48,773        0.57            3.40
1995-ILA Service units .............      0.71             3.24                49,647        0.82            3.13

1994-ILA units .....................      0.30             2.64             1,434,965        0.41            2.53
1994-ILA Administration units.......      0.45             2.50                97,778        0.56            2.39
1994-ILA Service units .............      0.70             2.20                36,492        0.81            2.09

1993-ILA units .....................      0.30             2.22             1,769,477        0.41            2.11
1993-ILA Administration units.......      0.45             2.08                99,896        0.56            1.97
1993-ILA Service units .............      0.70             1.83                45,172        0.81            1.72

1992-ILA units .....................      0.30             2.77             1,333,925        0.42            2.65
1992-ILA Administration units.......      0.45             2.66                50,225        0.57            2.54
1992-ILA Service units .............      0.70             2.43                29,534        0.82            2.31

1991-ILA units .....................      0.32             4.24             1,044,986        0.42            4.14
1991-ILA Administration units.......      0.47             4.06                37,567        0.57            3.96
1991-ILA Service units .............      0.72             3.86                52,399        0.82            3.76

1990-ILA units .....................      0.40             5.50               603,895        0.40            5.50
1990-ILA Administration units /(c)/.     0.55/(b)/         5.40/(b)/           42,498        0.55/(b)/       5.40/(b)/
1990-ILA Service units /(c)/........     0.80/(b)/         5.16/(b)/           56,810        0.80/(b)/       5.16/(b)/

1989-ILA units .....................      0.40             5.91               688,556        0.40            5.91

1988-ILA units .....................      0.40             4.87               907,782        0.40            4.87

1987-ILA units .....................      0.40             4.13               965,714        0.40            4.13
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
--------------------------------------------------------------------------------


                                         Income from investment operations
                                       =====================================




                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net       (loss) on       from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended
   December 31,
==========================
1996-ILA units .............    $1.00      $0.0299          --       $0.0299      $(0.0299)       $1.00         3.03%
1996-ILA Administration
   units ...................     1.00       0.0284          --        0.0284       (0.0284)        1.00         2.88

1995-ILA units .............     1.00       0.0349          --        0.0349       (0.0350)        1.00         3.55
1995-ILA Administration
   units ...................     1.00       0.0332          --        0.0332       (0.0332)        1.00         3.40

1994-ILA units .............     1.00       0.0250          --        0.0250       (0.0250)        1.00         2.53
1994-ILA Administration
   units ...................     1.00       0.0233          --        0.0233       (0.0233)        1.00         2.37

1993-ILA units .............     1.00       0.0206          --        0.0206       (0.0206)        1.00         2.09
1993-ILA Administration
   units ...................     1.00       0.0191          --        0.0191       (0.0191)        1.00         1.93
1993-ILA Service units .....     1.00       0.0166          --        0.0166       (0.0166)        1.00         1.68

1992-ILA units .............     1.00       0.0256       (0.0001)     0.0255       (0.0256)        1.00         2.62
1992-ILA Administration
   units ...................     1.00       0.0235       (0.0002)     0.0233       (0.0235)        1.00         2.47
1992-ILA Service units (c)..     1.00       0.0081          --        0.0081       (0.0081)        1.00         1.99/(b)/

1991-ILA units .............     1.00       0.0388          --        0.0388       (0.0388)        1.00         3.92
1991-ILA Administration
   units ...................     1.00       0.0376          --        0.0376       (0.0376)        1.00         3.80

1990-ILA units .............     1.00       0.0511       (0.0001)     0.0510       (0.0511)        1.00         5.24
1990-ILA Administration
   units (c)................     1.00       0.0042          --        0.0042       (0.0042)        1.00         5.14/(b)/

1989-ILA units .............     1.00       0.0573       (0.0001)     0.0572       (0.0572)        1.00         5.93


For the Period October 3, 1988 (commencement of operations) through
    December 31,
=========================================================
1988-ILA units .............     1.00      0.0139           --        0.0139       (0.0139)        1.00         5.81/(b)/



                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to         end        expenses to       income to
                               average net     average net     period of     average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ===========================================================================
For the Years Ended
   December 31,
==========================
1996-ILA units .............     0.41%            2.99%          $440,476      0.42%             2.98%
1996-ILA Administration
   units ...................     0.56             2.84                142      0.57              2.83

1995-ILA units .............     0.41             3.49            346,728      0.41              3.49
1995-ILA Administration
   units ...................     0.56             3.32                 61      0.56              3.32

1994-ILA units .............     0.40             2.50            227,399      0.41              2.49
1994-ILA Administration
   units ...................     0.55             2.33                790      0.56              2.32

1993-ILA units .............     0.40             2.06            229,839      0.44              2.02
1993-ILA Administration
   units ...................     0.55             1.91              1,425      0.59              1.87
1993-ILA Service units .....     0.76             1.66                 --      0.84              1.54

1992-ILA units .............     0.40             2.56            161,868      0.47              2.49
1992-ILA Administration
   units ...................     0.55             2.35                 31      0.62              2.28
1992-ILA Service units (c)..     0.80/(b)/                              3      0.87/(b)/         1.96/(b)/
                                                  2.03(b)

1991-ILA units .............     0.40             3.88            102,494      0.47              3.81
1991-ILA Administration
   units ...................     0.55             3.76                 13      0.62              3.69

1990-ILA units .............     0.40             5.11            106,972      0.40              5.11
1990-ILA Administration
   units (c)................     0.55/(b)/        5.33(b)              68      0.55/(b)/         5.33/(b)/

1989-ILA units .............     0.40             5.73            112,463      0.40             5.73

For the Period October 3, 1988 (commencement of
   operations) through December 31,
=========================================================

1988-ILA units .............     0.24/(b)/        5.74/(b)/        41,028     0.38/(b)/         5.60/(b)/
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1996, 1995, 1994.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.


Goldman Sachs Money Market Trust--Institutional Liquid Assets
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                      Income from investment operations
                                                  ----------------------------------------
                                      Net asset                 Net realized      Total                       Net asset
                                      value at       Net            loss       income from                     value at
                                      beginning   investment   on investment    investment    Distribution       end        Total
                                      of period     income      transactions    operations   to unitholders   of period   return(a)
                                      =============================================================================================
For the Years Ended December 31,
---------------------------------
1996-ILA units .....................    $1.00      $0.0301           --          $0.0301       $(0.0301)      $1.00         3.05%
1996-ILA Administration units ......     1.00       0.0288           --           0.0288        (0.0288)       1.00         2.90

1995-ILA units .....................     1.00       0.0344           --           0.0344        (0.0344)       1.00         3.51
1995-ILA Administration units ......     1.00       0.0328           --           0.0328        (0.0328)       1.00         3.35

1994-ILA units .....................     1.00       0.0262           --           0.0262        (0.0262)       1.00         2.56
1994-ILA Administration units ......     1.00       0.0247           --           0.0247        (0.0247)       1.00         2.41

1993-ILA units .....................     1.00       0.0221           --           0.0221        (0.0221)       1.00         2.21
1993-ILA Administration units ......     1.00       0.0205           --           0.0205        (0.0205)       1.00         2.05

1992-ILA units .....................     1.00       0.0265           --           0.0265        (0.0265)       1.00         2.71
1992-ILA Administration units ......     1.00       0.0253           --           0.0253        (0.0253)       1.00         2.55

For the Period February 15, 1991 (commencement of operations) through December 31,
-----------------------------------------------------------------------------------

1991-ILA units .....................     1.00       0.0347     (0.0002)           0.0345        (0.0347)       1.00       4.02/(b)/
1991-ILA Administration units /(c)/.     1.00       0.0330           --           0.0330        (0.0330)       1.00       3.87/(b)/

--------------------
                                                                                        Ratios assuming no
                                                                                      waiver of fees and no
                                                                                       expense limitations
                                                                                 ------------------------------
                                                     Ratio of net       Net                        Ratio of net
                                    Ratio of net      investment     assets at     Ratio of net     investment
                                     expenses to       income to        end         expenses to     income to
                                     average net      average net    of period      average net    average net
                                        assets           assets      (in 000's)        assets         assets
                                    ============================================================================
For the Years Ended December 31,
---------------------------------
1996-ILA units .....................    0.32%            3.01%        $70,175          0.43%          2.90%
1996-ILA Administration units ......    0.47             2.88          44,319          0.58           2.77

1995-ILA units .....................    0.30             3.44          90,537          0.44           3.30
1995-ILA Administration units ......    0.45             3.28          26,724          0.59           3.14

1994-ILA units .....................    0.24             2.62          84,517          0.47           2.39
1994-ILA Administration units ......    0.39             2.47          38,970          0.62           2.24

1993-ILA units .....................    0.10             2.21          48,367          0.51           1.80
1993-ILA Administration units ......    0.25             2.05          20,306          0.66           1.64

1992-ILA units .....................    0.10             2.65          16,844          0.57           2.18
1992-ILA Administration units ......    0.25             2.53          14,641          0.72           2.06

For the Period February 15, 1991 (commencement of operations) through December 31,
-----------------------------------------------------------------------------------
1991-ILA units .....................    0.10/(b)/        3.96/(b)/     11,070          0.76/(b)/      3.30/(b)/
1991-ILA Administration units/(c)/..    0.25/(b)/        3.90/(b)/     19,198          0.91/(b)/      3.24/(b)/

-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration unit activity commenced during February of 1991.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Unitholders and Board of Trustees of Goldman Sachs Money Market Trust--Institutional Liquid Assets:

   We have audited the accompanying statements of assets and liabilities of Goldman Sachs Money Market Trust--Institutional Liquid Assets (a Massachusetts business trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Institutional Liquid Assets as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                               ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 10, 1997


--------------------------------------  ----------------------------------------

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-------------------------------------- -----------------------------------------

--------------------------------------------------------------------------------


------------------------------------   -----------------------------------------






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------------------------------------   -----------------------------------------

--------------------------------------------------------------------------------




-------------------------------------    ---------------------------------------









--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust--Institutional Liquid Assets Portfolios' Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

================================================================================

Goldman Sachs
1 New York Plaza
New York, NY 10004





Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary






Goldman Sachs
Investment Adviser,
Distributor and Transfer Agent




Goldman Sachs

Money Market Trust

Institutional

Liquid Assets

--------------------------------------------------------------------------------

Annual Report
December 31, 1996



Prime Obligations Portfolio
Money Market Portfolio
Government Portfolio
Treasury Obligations Portfolio
Treasury Instruments Portfolio
Federal Portfolio
Tax-Exempt Diversified Portfolio
Tax-Exempt California Portfolio
Tax-Exempt New York Portfolio



[LOGO OF GOLDMAN SACHS APPEARS HERE]

================================================================================

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606


--------------------------------------------------------------------------------
               STATEMENT OF ADDITIONAL INFORMATION - MAY 1,  1997
                           FST ADMINISTRATION SHARES
--------------------------------------------------------------------------------



Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Administration Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Plus Fund ("Plus Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser . Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Funds offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses relating to FST Administration Shares dated May 1, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                                    Page in
                                                  Statement of
                                                   Additional
                                                  Information
                                                  ------------

Investment Policies and Practices of the Funds..             4
Investment Limitations..........................            17
Trustees and Officers...........................            21
The Adviser,  Distributor
  and Transfer Agent............................            27
Portfolio Transactions..........................            30
Net Asset Value.................................            32
Redemptions.....................................            34
Calculation of Yield Quotations.................            35
Tax Information.................................            38
Organization and Capitalization.................            42
Custodian and Subcustodian......................            47
Independent Accountants.........................            47
Financial Statements............................            47
Administration Plan.............................            48
Appendix A (Description of Securities Ratings)..           A-1

                              ADMINISTRATION PLAN

          The Trust, on behalf of each Fund, has adopted an administration plan (the "Plan") with respect to the FST Administration Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, will enter into agreements with Service Organizations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Administration Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Administration Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, each Fund will pay each Service Organization an administration fee in an amount up to .25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of such Fund attributable to or held in the name of such Service Organization.

          For the fiscal years ended December 31, 1996 and December 31, 1995 and the eleven months ended December 31, 1994, the amount of administration fees paid by each Fund to Service Organizations was as follows:

                             Dec. 1996   Dec. 1995  Dec. 1994
                             ----------  ---------  ---------
Prime Obligations Fund.....  $  527,357   $318,346   $139,235
Money Market Fund/(1)/.....     474,043    283,241     78,743
Treasury Obligations Fund..   1,100,814    457,071     79,171
Government Fund............     250,618    131,629     83,036
Tax Free Fund/(2)/.........     128,721     32,166      1,800
---------------

(1) FST Administration Share activity commenced May 20, 1994.
(2) FST Administration Share activity commenced August 1, 1994.

          Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Administration Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Administration Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Administration Shares on behalf of their customers may be required to register as dealers.

          The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

          The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Administration Shareholders of each Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Administration Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Administration Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST Administration Shares of such Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                     GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

--------------------------------------------------------------------------------

            STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 1997
                               FST SERVICE SHARES
--------------------------------------------------------------------------------


Goldman Sachs Trust (the "Trust") is a no-load, open-end, manage ment investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Service Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Finan cial Square Money Market Plus Fund ("Plus Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Finan cial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Funds offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day manage ment.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal com puter software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses relating to FST Service Shares dated May 1, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                              Page in
                                            Statement of
                                             Additional
                                            Information
                                            ------------

Investment Policies and Practices of the
     Funds................................      4
Investment Limitations....................     17
Trustees and Officers.....................     21
The Adviser, Distributor
     and Transfer Agent...................     27
Portfolio Transactions....................     30
Net Asset Value...........................     32
Redemptions...............................     34
Calculation of Yield Quotations...........     35
Tax Information...........................     38
Organization and Capitalization...........     42
Custodian and Subcustodian................     47
Independent Accountants...................     47
Financial Statements......................     47
Service Plan..............................     48
Appendix A (Description of Securities
     Ratings).............................  A-1

                                  SERVICE PLAN

The Trust, on behalf of each Fund, has adopted a service plan (the "Plan") with respect to the FST Service Shares which autho rizes the Funds to compensate Service Organizations for providing certain account administration and personal and account mainte nance services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, enters into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Ser vice Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Service Shares, (c) answer questions and handle correspon dence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Service Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about FST Service Shares, (g) receive and answer investor correspondence, including requests for prospec tuses and statements of additional information, (h) display and make prospectuses available on the Service Organization's premis es, (i) assist customers in completing application forms, select ing dividend and other account options and opening custody ac counts with the Service Organization and (j) act as liaison between customers and the Funds, including obtaining information from the Funds, working with the Funds to correct errors and resolve problems and providing statistical and other information to the Funds. As compensation for such services, the Trust, on behalf of each Fund, pays each Service Organization a service fee in an amount up to .50% (on an annualized basis) of the average daily net assets of the FST Service Shares of each Fund attribut able to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed
 .25% of such average daily net assets.

For the fiscal years ended December 31, 1996 and December 31, 1995 and the eleven months ended December 31, 1994, the amount of service fees paid by each Fund to Service Organizations was as follows:

                             Dec. 1996    Dec. 1995    Dec. 1994
                           -----------    ---------    ---------
Prime Obligations Fund      $ 541,076     $299,892     $115,595
Money Market Fund/(1)/        271,936        8,447            -
Treasury Obligations Fund     849,624      584,861      168,982
Government Fund/(2)/        1,258,434       39,940            -
Tax-Free Fund/(3)/             91,599       70,179        1,199

_______________

(1) FST Service Share activity commenced June 14, 1995.
(2) FST Service Share activity commenced May 16, 1995.
(3) FST Service Share activity commenced September 23, 1994.

The Trust has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-1, which was adopted by the SEC under the Investment Company Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursu ant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of FST Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing FST Service Shares on behalf of their customers may be required to register as dealers pursuant to state law. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Funds, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agree ments. If one or more of the Service Organizations were re stricted from effecting purchases or sales of FST Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing the Funds' method of operations or providing alternative means of offering FST Service Shares to customers of such Service Organizations, in which case the operation of a Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Funds' operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Re tirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Service Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Service Shares.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indi rect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereaf ter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Service Shareholders of each Fund, and all material amend ments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Service Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Service Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likeli hood that the Plan will benefit each Fund and holders of FST Service Shares of such Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

--------------------------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 1997
                              FST PREFERRED SHARES
--------------------------------------------------------------------------------


     Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Preferred Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund") Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund"), Financial Square Money Market Plus Fund ("Plus Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

     Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser . Goldman Sachs serves as the Funds' distributor and transfer agent.

     The Goldman Sachs Funds offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Preferred Shares dated May 1, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                              Page in
                                            Statement of
                                             Additional
                                            Information
                                            ------------

Investment Policies and Practices of the
     Funds................................             4
Investment Limitations....................            17
Trustees and Officers.....................            21
The Adviser, Distributor
     and Transfer Agent...................            27
Portfolio Transactions....................            30
Net Asset Value...........................            32
Redemptions...............................            34
Calculation of Yield Quotations...........            35
Tax Information...........................            38
Organization and Capitalization...........            42
Custodian and Subcustodian................            47
Independent Accountants...................            47
Financial Statements......................            47
Preferred Administration Plan.............            48
Appendix A (Description of Securities
     Ratings).............................           A-1

                         PREFERRED ADMINISTRATION PLAN

     The Trust, on behalf of the Funds, has adopted a preferred administration plan (the "Plan") with respect to the FST Preferred Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Preferred Shares,
(c) process customer orders to purchase, redeem and exchange FST Preferred Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, each Fund, will pay each Service Organization a service fee in an amount up to .10% (on an annualized basis) of the average daily net assets of the FST Preferred Shares of the Fund attributable to or held in the name of such Service Organization.

     For the fiscal year ended December 31, 1996 the amount of preferred administration fees paid by each Fund to Service Organizations was as follows:


                             Dec. 1996
                             ---------
Prime Obligations Fund.....    $42,963
Money Market Fund..........      2,874
Treasury Obligations Fund..     15,097
Government Fund............        395
Tax Free Fund..............     13,155


     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Preferred Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Preferred Shares on behalf of their customers may be required to register as dealers.

     The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Preferred Shareholders of the Funds, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Preferred Shares of the Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Preferred Shares of the Funds on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit the Funds and holders of FST Preferred Shares of the Funds. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a)  Financial Statements --

Included in the Prospectus:

     Financial Highlights for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Government Fund, Financial Square Money Market Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1996 (audited)

     Financial Highlights for the Treasury Obligations Portfolio,
     Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1996 (audited)

Incorporated by Reference into the Statement of Additional Information:

     Statements of Investments for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market, Financial Square Tax-Free Money Market Funds, as of December 31, 1996 (audited),

     Statements of Investments for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1996 (audited),

     Statements of Assets and Liabilities for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1996 (audited),

     Statements of Assets and Liabilities for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1996 (audited),

     Statements of Operations for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1996 (audited),

     Statements of Operations for the Treasury Obligations Portfolio,
     Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1996 (audited),

     Statements of Changes in Net Assets for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1996 (audited),

     Statements of Changes in Net Assets for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1996 (audited),

     Financial Highlights for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1996 (audited),

     Financial Highlights for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1996 (audited),

     Notes to Financial Statements.


(b) Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 to such Registration Statement (Reference B), or to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), or to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), or to Post-Effective Amendment No. 4 to such Registration Statement (Reference
F), or to Post-Effective Amend-
ment No. 12 to such Registration Statement (Reference M), or to Post-Effective Amendment No. 16 to such Registration Statement (Reference Q) or to Post-Effective Amendment No. 17 to such Registration Statement (Reference R), or to Post-Effective Amendment No. 19 to such Registration Statement (Reference T), or to Post-Effective Amendment No. 20 to such Registration Statement (Reference U), or to Post-Effective Amendment No. 21 to such Registration Statement (Reference
V), or to Post-Effective Amendment No. 24 to such Registration Statement (Reference Y), or to Post-Effective Amendment No. 25 to such Registration Statement (Reference Z), to Post-Effective Amendment No. 26 to such Registration Statement (Accession No. 0000950130-95-002856), to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931), to Post-Effective Amendment No. 29 to such Registration Statement (Accession No.0000950130-97-000573), to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805) and to Post-Effective Amendment No. 32 to such Registration Statement (Accession
No. 0000950130-97-001846).

     1(a). Amendment No. 2 to the Agreement and Declaration of Trust of the Registrant. (Reference B)

     1(b). Amendment to the Agreement and Declaration of Trust of the Registrant. (Reference G)

     1(c).     Amended and Restated Agreement and Declaration of Trust.
               (Reference I).

     1(d). Amendment to the Amended and Restated Declaration of Trust of the Registrant dated August 19, 1992. (Reference K)

     1(e). Amendment to Amended and Restated Agreement and Declaration of Trust. (Reference L)

     1(f). Amendment to the Amended and Restated Agreement and Declaration of Trust (Reference S)

     1(g). Agreement and Declaration of Trust on behalf of Delaware business trust. (Accession No. 0000950130-97-000573)

     2.        By-laws of the Registrant.  (Reference B)

     2(a). By-laws of the Delaware business trust (Accession No. 0000950130-97-000573)

     5(a). Advisory Agreement between Registrant on behalf of GS Short-Term Government Agency Fund and Goldman, Sachs & Co. (Reference P)

     5(b). Advisory Agreement between Registrant on behalf of Goldman Sachs Global Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(c). Subadvisory Agreement between Registrant on behalf of Goldman Sachs Global Income Fund and Goldman Sachs Asset Management International Limited. (Reference P)

     5(d). Advisory Agreement between Registrant on behalf of GS Adjustable Rate Government Agency Fund and Goldman Sachs Asset Management. (Reference P)

     5(e). Advisory Agreement between Registrant on behalf of GS Short Duration Tax-Free Fund and Goldman, Sachs & Co. (Reference P)

     5(g). Advisory Agreement between Registrant on behalf of Goldman Sachs Government Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(i). Advisory Agreement between Registrant on behalf of Goldman Sachs Municipal Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(h). Administration Agreement between the Registrant on behalf of Goldman Sachs Municipal Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(k). Administration Agreement between Registrant on behalf of Goldman Sachs Global Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(m). Administration Agreement between Registrant on behalf of Goldman Sachs Government Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(n). Advisory Agreement between Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset Management. (Reference T)

     5(o). Form of Management Agreements on behalf of Delaware business trust (Accesssion No. 0000950130-97-000573)

     5(p). Form of Management Agreement on behalf of Delaware business trust (Accession No. 0000950130-97-001846)

     6(a). Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference P)

     8(a).     Custodian Agreement between Registrant and State Street Bank and
               Trust Company.   (Reference P)

     8(b). Form of Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company. (Reference B)

     8(c). Fee schedule relating to the Custodian Agreement between Registrant and State Street Bank and Trust Company. (Reference C)

     8(d). Form of Letter Agreement between Registrant and State Street Bank and Trust pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Reference C)

     8(g). Form of Amendment dated August, 1989 to the Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company relating to the indemnification of The Northern Trust Company. (Reference D)

     9(a).     Transfer Agency Agreement between Registrant and
               Goldman, Sachs & Co.  (Reference P)

     9(b). Fee schedule relating to the Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference B)

     10(a).    Opinion of Counsel (filed with 24f-2)

     10(b).    Opinion of Delaware Counsel

     13.       Subscription Agreement with Goldman, Sachs & Co. (Reference B)

     15(a). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Municipal Income Fund. (Reference P)

     15(c). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Government Income Fund (Reference O)

     15(d). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Global Income Fund. (Reference O)

     15(f). Distribution Plan Pursuant to Rule 12b-1 for GS Adjustable Rate Government Agency Fund-Class A Shares. (Reference Y)

     15(h).    Administration Plan and Service Plan of the Trust.  (Reference X)

     18. Form of Plan entered into by Registrant pursuant to Rule 18f-3 (Reference Z).

     19(a).    Power of Attorney of Ms. Beck. (Reference N)

     19(b). Powers of Attorney of Messrs. Armellino, Bakhru, Mayo, Nagel, Shuch, Smart, Springer, Strubel, Gilman, Hopkins, Mosior, Richman, Mmes. Mucker and Taylor. (Reference O)

     19(c).    Power of Attorney Messr. Ford. (Reference W)

     19(d) Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Sringer, Strubel, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor (Accession No. 0000950130-97-000805)

The following exhibits relating to Goldman Sachs Trust are filed herewith electronically pursuant to EDGAR rules:


     11.  Consent of Arthur Andersen LLP.

     17.       Financial Data Schedules.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------

Number of
Title of Class                                    Record Holders
--------------                                    --------------

Treasury Obligations Portfolio
ILA Units                                                    763
ILA Administration Units                                      69
ILA Service Units                                              6
Treasury Instruments Portfolio
ILA Units                                                    406
ILA Administration Units                                      51
ILA Service Units                                             20
Federal Portfolio
ILA Units                                                  2,337
ILA Administration Units                                     714
ILA Service Units                                            129
Government Portfolio
ILA Units                                                  1,363
ILA Administration Units                                      65
ILA Service Units                                             12
Prime Obligations Portfolio
ILA Units                                                    924
ILA Administration Units                                      69
ILA Service Units                                            439


ILA Class B Units                                             10
Money Market Portfolio
ILA Units                                                  1,454
ILA Administration Units                                     886
ILA Service Units                                              8
Tax-Exempt Diversified Portfolio
ILA Units                                                  2,121
ILA Administration Units                                      28
ILA Service Units                                             21
Tax-Exempt California Portfolio
ILA Units                                                    884
ILA Administration Units                                       4
ILA Service Units                                              1
Tax-Exempt New York Portfolio
ILA Units                                                    199
ILA Administration Units                                      59
ILA Service Units                                              2
Financial Square Treasury Obligations Fund
FST Shares                                                   343
FST Administration Shares                                    114
FST Service Shares                                           639
FST Preferred Shares                                          25
Financial Square Prime Obligations Fund
FST Shares                                                   512
FST Administration Shares                                    128
FST Service Shares                                           432
FST Preferred Shares                                          11
Financial Square Government Fund
FST Shares                                                   222
FST Administration Shares                                    179
FST Service Shares                                            81
FST Preferred Shares                                           8
Financial Square Money Market Fund
FST Shares                                                   495
FST Administration Shares                                    222
FST Service Shares                                           119
FST Preferred Shares                                          21
Financial Square Tax-Free Money Market Fund
FST Shares                                                   227
FST Administration Shares                                     51
FST Service Shares                                            84
FST Preferred Shares                                           6
Financial Square Treasury Instruments Fund
FST Shares                                                   102
FST Administration Shares                                      0
FST Service Shares                                             0
FST Preferred Shares                                           0
Financial Square Federal Fund
FST Shares                                                   150
FST Administration Shares                                     13
FST Service Shares                                           101
FST Preferred Shares                                           0


Financial Square Municipal Money Market Fund
FST Shares                                                     0
FST Administration Shares                                      0
FST Service Shares                                             0
FST Preferred Shares                                           0
Financial Square Money Market Plus Fund
FST Shares                                                     0
FST Administration Shares                                      0
FST Service Shares                                             0
FST Preferred Shares                                           0

GS Short Duration Government Fund
   Institutional Shares                                      348
   Administration Shares                                      24
   Service Shares                                              6
   Class A                                                     0
   Class B                                                     0
GS Adjustable Rate Government Fund
   Institutional Shares                                      467
   Administration Shares                                      18
   Service Shares                                              2
   Class A Shares                                            373
GS Short Duration Tax-Free Fund
   Institutional Shares                                      150
   Administration Shares                                       7
   Service Shares                                              0
   Class A                                                     0
   Class B                                                     0
GS Core Fixed Income Fund
   Institutional Shares                                      165
   Administration Shares                                      21
   Service Shares                                              4
   Class A                                                     0
   Class B                                                     0
Goldman Sachs Global Income Fund
   Institutional Shares                                       34
   Service Shares                                              6
   Class A Shares                                          2,572
   Class B Shares                                             86
Goldman Sachs Government Income Fund
   Class A Shares                                            789
   Class B Shares                                             83
Goldman Sachs Municipal Income Fund
   Class A Shares                                          1,521
   Class B Shares                                             22
Goldman Sachs Capital Growth Fund Shares
   Class A                                                30,909
   Class B                                                   451
Goldman Sachs CORE U.S. Equity Fund Shares
   Class A                                                11,420
   Class B                                                 1,233
   Institutional Class                                        22
   Service Class                                               8


Goldman Sachs Small Cap Equity Fund Shares
   Class A                                                16,583
   Class B                                                   573
Goldman Sachs International Equity Fund Shares
   Class A                                                23,051
   Class B                                                 2,327
   Institutional Class                                        37
   Service Class                                               6
Goldman Sachs Growth and Income Fund Shares
   Class A                                                34,085
   Class B                                                 3,108
   Institutional Class                                         9
   Service Class                                               8
Goldman Sachs Asia Growth Fund Shares
   Class A                                                11,237
   Class B                                                   442
   Institutional Class                                        18
   Service Class                                               4
Goldman Sachs Balanced Fund Shares
   Class A                                                 3,682
   Class B                                                   283
Goldman Sachs Mid-Cap Equity Fund
   Institutional Shares                                       17
   Service Shares                                              4
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                                     0
   Class B                                                     0
   Institutional                                               0
   Service                                                     0
Goldman Sachs Emerging Markets Equity Fund
   Class A                                                     0
   Class B                                                     0
   Institutional                                               0
   Service                                                     0

(Information supplied as of April 1, 1997)

ITEM 27. INDEMNIFICATION
         ---------------

Article VI of the Registrant's Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Registrant's trustees and officers under certain circumstances. A copy of each Amended and Restated Agreement and Declaration of Trust is filed as Exhibit 1(f) in Post Effective Amendment No. 7 (Reference I).

Paragraph 7 of the Advisory Agreement dated March 28, 1988 between the Registrant on behalf of GS Short-Term Government Agency Fund and Goldman, Sachs & Co., paragraph 7 of the Advisory Agreement dated as of July 15, 1991 between the Registrant on behalf of Goldman Sachs Global Income Fund and Goldman Sachs Asset Management, paragraph 7 of the Advisory Agreement dated as of July 15, 1991 between GS Adjustable Rate Government Agency Fund and Goldman Sachs Asset Management, and paragraph 7 of the Advisory Agreement dated September 25, 1992 between the Registrant on behalf of GS Short Duration Tax-Free Fund and Goldman Sachs & Co., paragraph 7 of the Advisory Agreement dated November 23, 1993 between the Registrant on behalf of GS Government Agency Portfolio and Goldman, Sachs & Co., paragraph 7 of the Advisory Agreement dated February 1, 1993 between the Registrant on behalf of each of GS Adjustable Rate Mortgage Fund and Goldman Sachs Government Income Fund and Goldman Sachs Asset Management, and paragraph 7 of the Advisory Agreement dated July 16, 1993 between the Registrant on behalf of Goldman Sachs Municipal Income Fund and Goldman Sachs Asset Management and paragraph 7 of the Advisory Agreement between the Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset Management and paragraph 7 of the Advisory Agreement dated October 27, 1993 between the registrant on behalf of each of Goldman Sachs California Municipal Income Fund and Goldman Sachs New York Municipal Income Fund and Goldman Sachs Asset Management, provide for indemnification of Goldman, Sachs & Co., Goldman Sachs Asset Management or, in lieu thereof, contribution by the Registrant under certain circumstances. Copies of such Agreements were filed as Exhibits 5(a), (b), (d), (e), (f), (g), (h),
(i), (n), (o), and (p), respectively, to Registrant's Registration Statement.

Article III of the Declaration of Trust of Goldman Sachs Trust, the Delaware business trust, provides for indemnification of the Trustees, offices and agents of the Trust, subject to certain limitations. The Declaration of Trust was filed as Exhibit 1(g).

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the party of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Advisory Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its wilful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Advisory Agreement. The Management Agreements were filed as Exhibit 5(o).

Section XI of the Distribution Agreement and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities.

A copy of such Agreements were filed as Exhibits 6(a) and 17(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Goldman Money Market Trust, Trust for Credit Unions and for shares of Goldman Sachs Trust and Goldman Sachs Equity Portfolios, Inc. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter. None of the members of the executive committee holds a position or office with the Registrant.

                        GOLDMAN SACHS MANAGING DIRECTORS


     Name and Principal
     Business Address                    Position
     ----------------                    --------

     Jon S. Corzine (1)                  Chief Executive Officer
     Robert J. Hurst (1)                 Managing Director
     Henry M. Paulson, Jr. (1)           Chief Operating Officer
     John A. Thain (1)(3)                Chief Financial Officer
     John L. Thornton (3)                Managing Director
     Roy J. Zuckerberg (2)               Managing Director
     _______________________

(1)  85 Broad Street, New York, NY 10004

(2)  One New York Plaza, New York, NY 10004
(3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

  (c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Amended and Restated Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

ITEM 31. MANAGEMENT SERVICES
         -------------------

The Custodian Agreement between State Street Bank and Trust Company and Registrant provides for State Street Bank and Trust Company to act as custodian and to maintain certain accounting records for Registrant. Remuneration is based on a minimum fixed dollar charge per annum and the Funds' average daily net assets (such remuneration being subject to adjustment on the basis of the amount of the Funds' uninvested cash) and on the number of portfolio transactions. Such Agreement together with the related letter and other agreements and amendments pertaining thereto, referred to under Item 24(b) are hereby incorporated by reference.

ITEM 32.  UNDERTAKINGS
          ------------

(a) The Funds Annual Reports contain performance information and are available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

(b) With respects to Goldman Sachs CORE Large Cap Growth Fund and Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs High Yield Fund the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Post-Effective Amendment to the Registration Statement relating to shares of such Fund.

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Goldman Sachs Trust, a Massachusetts business trust (the "Massachusetts Trust") has duly caused this Post-Effective Amendment No. 33 (which satisfies all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933) to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 21st day of April, 1997.



                                    GOLDMAN SACHS TRUST
                              (A Massachusett business trust)


                                    By: /s/Michael J. Richman
                                      --------------------------
                                         Michael J. Richman
                                         Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement of the Massachusetts Trust has been signed below by the following persons in the capacities and on the date indicated.


NAME                              TITLE               DATE
------------------------  ---------------------  --------------

*Douglas C. Grip          President              April 21, 1997
------------------------
 Douglas C. Grip

*Scott M. Gilman          Principal Accounting   April 21, 1997
------------------------
 Scott M. Gilman          Officer And Principal
                          Financial Officer

*David B. Ford            Trustee                April 21, 1997
------------------------
 David B. Ford

*Ashok N. Bakhru          Trustee                April 21, 1997
------------------------
 Ashok N. Bakhru

*Alan A. Shuch            Trustee                April 21, 1997
------------------------
 Alan A. Shuch

*Jackson W. Smart         Trustee                April 21, 1997
------------------------
 Jackson W. Smart, Jr.

*William H. Springer       Trustee                  April 21, 1997
---------------------
 William H. Springer

*Richard P. Strubel        Trustee                  April 21, 1997
---------------------
 Richard P. Strubel




*By: /s/Michael J. Richman                          April 21, 1997
    ----------------------
     Michael J. Richman,
     Attorney-In-Fact

* Pursuant to a power of attorney previously filed.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
-------

     11.       Consent of Arthur Andersen LLP.

     17.       Financial Data Schedules.